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Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7651

ING Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 to June 30, 2012

ITEM 1.        REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2012

Classes ADV, I, S and S2

ING Variable Product Index Funds

■	ING Australia Index Portfolio
■	ING Emerging Markets Index Portfolio
■	ING Euro STOXX 50® Index Portfolio
■	ING FTSE 100 Index® Portfolio
■	ING Hang Seng Index Portfolio
■	ING International Index Portfolio
■	ING Japan TOPIX Index Portfolio
■	ING RussellTM Large Cap Growth Index Portfolio
■	ING RussellTM Large Cap Index Portfolio
■	ING RussellTM Large Cap Value Index Portfolio
■	ING RussellTM Mid Cap Growth Index Portfolio
■	ING RussellTM Mid Cap Index Portfolio
■	ING RussellTM Small Cap Index Portfolio
■	ING U.S. Bond Index Portfolio
■	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	8
Statements of Operations	16
Statements of Changes in Net Assets	20
Financial Highlights	28
Notes to Financial Statements	36
Summary Portfolios of Investments	54

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

2

MARKET PERSPECTIVE:    SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index
An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING Australia Index Portfolio
Class ADV	$1,000.00	$1,038.10	0.96%	$4.86	$1,000.00	$1,020.09	0.96%	$4.82
Class I	1,000.00	1,041.30	0.46	2.33	1,000.00	1,022.58	0.46	2.31
ING Emerging Markets Index Portfolio
Class ADV	1,000.00	1,022.20	1.18	5.93	1,000.00	1,019.00	1.18	5.92
Class I	1,000.00	1,023.20	0.68	3.42	1,000.00	1,021.48	0.68	3.42
Class S	1,000.00	1,023.20	0.93	4.68	1,000.00	1,020.24	0.93	4.67
Class S2	1,000.00	1,023.20	1.08	5.43	1,000.00	1,019.49	1.08	5.42
ING Euro STOXX 50® Index Portfolio
Class ADV	1,000.00	994.30	1.01	5.01	1,000.00	1,019.84	1.01	5.07
Class I	1,000.00	997.60	0.51	2.53	1,000.00	1,022.33	0.51	2.56
ING FTSE 100 Index® Portfolio
Class ADV	1,000.00	1,029.20	0.91	4.59	1,000.00	1,020.34	0.91	4.57
Class I	1,000.00	1,031.40	0.41	2.07	1,000.00	1,022.82	0.41	2.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING Hang Seng Index Portfolio
Class ADV	$1,000.00	$1,090.00	1.26%	$6.55	$1,000.00	$1,018.60	1.26%	$6.32
Class I	1,000.00	1,092.60	0.76	3.95	1,000.00	1,021.08	0.76	3.82
Class S	1,000.00	1,090.40	1.01	5.25	1,000.00	1,019.84	1.01	5.07
ING International Index Portfolio
Class ADV	1,000.00	1,036.90	0.99	5.01	1,000.00	1,019.94	0.99	4.97
Class I	1,000.00	1,038.40	0.50	2.53	1,000.00	1,022.38	0.50	2.51
Class S	1,000.00	1,037.10	0.75	3.80	1,000.00	1,021.13	0.75	3.77
Class S2	1,000.00	1,036.50	0.90	4.56	1,000.00	1,020.39	0.90	4.52
ING Japan TOPIX Index Portfolio
Class ADV	1,000.00	1,035.70	0.97	4.91	1,000.00	1,020.04	0.97	4.87
Class I	1,000.00	1,039.40	0.47	2.38	1,000.00	1,022.53	0.47	2.36
ING RussellTM Large Cap Growth Index Portfolio
Class ADV	1,000.00	1,102.70	0.99	5.18	1,000.00	1,019.94	0.99	4.97
Class I	1,000.00	1,105.40	0.49	2.57	1,000.00	1,022.43	0.49	2.46
Class S	1,000.00	1,104.30	0.74	3.87	1,000.00	1,021.18	0.74	3.72
ING RussellTM Large Cap Index Portfolio
Class ADV	1,000.00	1,094.60	0.87	4.53	1,000.00	1,020.54	0.87	4.37
Class I	1,000.00	1,097.00	0.37	1.93	1,000.00	1,023.02	0.37	1.86
Class S	1,000.00	1,096.00	0.62	3.23	1,000.00	1,021.78	0.62	3.12
Class S2	1,000.00	1,094.70	0.77	4.01	1,000.00	1,021.03	0.77	3.87
ING RussellTM Large Cap Value Index Portfolio
Class ADV	1,000.00	1,084.10	0.98	5.08	1,000.00	1,019.99	0.98	4.92
Class I	1,000.00	1,086.50	0.48	2.49	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	1,085.30	0.73	3.78	1,000.00	1,021.23	0.73	3.67
ING RussellTM Mid Cap Growth Index Portfolio
Class ADV	1,000.00	1,079.30	1.00	5.17	1,000.00	1,019.89	1.00	5.02
Class I	1,000.00	1,082.40	0.50	2.59	1,000.00	1,022.38	0.50	2.51
Class S	1,000.00	1,081.20	0.75	3.88	1,000.00	1,021.13	0.75	3.77
Class S2	1,000.00	1,079.80	0.90	4.65	1,000.00	1,020.39	0.90	4.52
ING RussellTM Mid Cap Index Portfolio
Class ADV	1,000.00	1,075.90	0.93	4.80	1,000.00	1,020.24	0.93	4.67
Class I	1,000.00	1,078.30	0.43	2.22	1,000.00	1,022.73	0.43	2.16
Class S	1,000.00	1,077.20	0.68	3.51	1,000.00	1,021.48	0.68	3.42
Class S2	1,000.00	1,076.50	0.83	4.29	1,000.00	1,020.74	0.83	4.17
ING RussellTM Small Cap Index Portfolio
Class ADV	1,000.00	1,079.40	0.95	4.91	1,000.00	1,020.14	0.95	4.77
Class I	1,000.00	1,081.90	0.45	2.33	1,000.00	1,022.63	0.45	2.26
Class S	1,000.00	1,081.40	0.70	3.62	1,000.00	1,021.38	0.70	3.52
Class S2	1,000.00	1,080.70	0.85	4.40	1,000.00	1,020.64	0.85	4.27

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,020.10	0.91%	$4.57	$1,000.00	$1,020.34	0.91%	$4.57
Class I	1,000.00	1,023.20	0.41	2.06	1,000.00	1,022.82	0.41	2.06
Class S	1,000.00	1,021.70	0.66	3.32	1,000.00	1,021.58	0.66	3.32
Class S2	1,000.00	1,021.20	0.81	4.07	1,000.00	1,020.84	0.81	4.07
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV	1,000.00	1,033.40	1.34	6.77	1,000.00	1,018.20	1.34	6.72
Class I	1,000.00	1,033.80	0.84	4.25	1,000.00	1,020.69	0.84	4.22
Class S	1,000.00	1,035.10	1.09	5.52	1,000.00	1,019.44	1.09	5.47

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Australia Index Portfolio	ING Emerging Markets Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$193,023,624	$28,793,001	$691,057,889	$530,583,561
Investments in affiliates**	—	—	10,670,485	—
Short-term investments at fair value***	7,413,795	2,860,513	12,834,328	4,023,653
Total Investments at fair value	$200,437,419	$31,653,514	$714,562,702	$534,607,214
Cash	275	8,808	2,456,557	20,603,255
Cash collateral for futures	2,000	241,786	228,000	116,000
Foreign currencies at value****	1,523,136	99,033	16,125,165	1,814,275
Foreign cash collateral for futures*****	520,877	—	2,706,335	2,064,651
Receivables:
Investments securities sold	904	—	—	—
Fund shares sold	5,093	338,384	17,945	14,293
Dividends	1,610,583	197,466	—	5,562,155
Interest	—	—	67	165
Foreign tax reclaims	—	—	100,383	59,144
Unrealized appreciation on forward foreign currency contracts	59,549	—	37,982	13,867
Prepaid expenses	1,535	8,929	5,326	4,506
Total assets	204,161,371	32,547,920	736,240,462	564,859,525

LIABILITIES:
Payable for investment securities purchased	29,730	11,759	—	1,058,719
Payable for fund shares redeemed	29,798	539	108,288	89,831
Payable upon receipt of securities loaned	4,316,795	424,513	12,834,328	4,023,653
Payable to affiliates	54,920	9,996	194,911	156,508
Payable for directors fees	968	296	3,355	2,744
Other accrued expenses and liabilities	97,587	36,747	480,550	152,084
Total liabilities	4,529,798	483,850	13,621,432	5,483,539
NET ASSETS	$199,631,573	$32,064,070	$722,619,030	$559,375,986

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$218,777,142	$28,748,583	$873,186,142	$506,299,836
Undistributed net investment income	4,082,418	393,013	19,458,265	11,953,571
Accumulated net realized gain (loss)	(2,996,151)	2,083,868	(63,874,183)	138,098
Net unrealized appreciation (depreciation)	(20,231,836)	838,606	(106,151,194)	40,984,481
NET ASSETS	$199,631,573	$32,064,070	$722,619,030	$559,375,986
____________
+ Including securities loaned at value	$4,070,116	$415,343	$12,138,909	$1,466,977
* Cost of investments in securities	$213,268,440	$28,057,309	$796,686,004	$490,127,484
** Cost of investments in affiliates	$—	$—	$12,397,997	$—
*** Cost of short-term investments	$7,413,795	$2,860,513	$12,834,328	$4,023,653
**** Cost of foreign currencies	$1,510,202	$98,791	$16,137,166	$1,790,509
***** Cost of foreign cash collateral for futures	$520,877	$—	$2,706,336	$2,064,651

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Australia Index Portfolio	ING Emerging Markets Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio
Class ADV
Net assets	$2,626	$3,170	$4,267,549	$2,513,489
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	301	527,941	229,656
Net asset value and redemption price per share	$8.72	$10.53	$8.08	$10.94

Class I
Net assets	$199,628,947	$32,054,555	$718,351,481	$556,862,497
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,793,501	3,037,324	88,706,684	50,748,388
Net asset value and redemption price per share	$8.76	$10.55	$8.10	$10.97

Class S
Net assets	n/a	$3,173	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	301	n/a	n/a
Net asset value and redemption price per share	n/a	$10.54	n/a	n/a

Class S2
Net assets	n/a	$3,172	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	301	n/a	n/a
Net asset value and redemption price per share	n/a	$10.54	n/a	n/a

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$145,420,876	$315,962,484	$438,644,392	$409,267,323
Investments in affiliates**	—	837,726	—	—
Short-term investments at fair value***	3,017,379	20,180,693	25,696,724	3,832,410
Total Investments at fair value	$148,438,255	$336,980,903	$464,341,116	$413,099,733
Cash	641	43,249	3,189,713	953
Cash collateral for futures	5,000	4,193,270	—	377,294
Foreign currencies at value****	128,569	934,387	2,196,093	—
Foreign cash collateral for futures*****	360,962	—	593,592	—
Receivables:
Investments securities sold	—	251,430	102,998	—
Fund shares sold	40,454	293,342	14,198	83,301
Dividends	1,694,568	830,067	520,994	430,315
Interest	—	—	37	—
Foreign tax reclaims	—	274,512	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	3,662	—
Prepaid expenses	1,241	2,668	3,677	3,055
Reimbursement due from manager	—	8,781	—	—
Total assets	150,669,690	343,812,609	470,966,080	413,994,651

LIABILITIES:
Payable for fund shares redeemed	15,452	3,591,067	104,206	110,106
Payable upon receipt of securities loaned	1,312,379	7,930,693	25,696,724	134,410
Unrealized depreciation on forward foreign currency contracts	—	—	73,235	—
Payable to affiliates	80,941	142,284	123,628	184,768
Payable for directors fees	746	1,726	2,155	2,052
Other accrued expenses and liabilities	154,491	94,376	316,015	31,396
Total liabilities	1,564,009	11,760,146	26,315,963	462,732
NET ASSETS	$149,105,681	$332,052,463	$444,650,117	$413,531,919

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$152,789,452	$451,039,397	$468,950,775	$471,397,872
Undistributed net investment income	2,757,352	6,458,476	3,949,414	2,364,875
Accumulated net realized loss	(5,818,650)	(174,094,634)	(3,701,731)	(182,514,370)
Net unrealized appreciation (depreciation)	(622,473)	48,649,224	(24,548,341)	122,283,542
NET ASSETS	$149,105,681	$332,052,463	$444,650,117	$413,531,919
____________
+ Including securities loaned at value	$1,241,519	$7,417,338	$24,403,276	$131,712
* Cost of investments in securities	$146,147,757	$268,036,721	$463,715,536	$287,102,723
** Cost of investments in affiliates	$—	$893,296	$—	$—
*** Cost of short-term investments	$3,017,379	$20,180,693	$25,696,724	$3,832,410
**** Cost of foreign currencies	$128,492	$922,772	$2,204,547	$—
***** Cost of foreign cash collateral for futures	$360,962	$—	$593,592	$—

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio
Class ADV
Net assets	$1,739,600	$5,211,560	$6,317,241	$328,902
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	144,824	711,469	701,669	20,439
Net asset value and redemption price per share	$12.01	$7.33	$9.00	$16.09

Class I
Net assets	$99,331,511	$249,935,645	$438,332,876	$235,255,715
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,224,818	33,775,106	48,452,466	14,518,220
Net asset value and redemption price per share	$12.08	$7.40	$9.05	$16.20

Class S
Net assets	$48,034,570	$76,517,424	n/a	$177,947,302
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	3,985,645	10,392,182	n/a	11,015,397
Net asset value and redemption price per share	$12.05	$7.36	n/a	$16.15

Class S2
Net assets	n/a	$387,834	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	52,687	n/a	n/a
Net asset value and redemption price per share	n/a	$7.36	n/a	n/a

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$549,277,013	$95,981,660	$280,922,786	$1,527,897,527
Short-term investments at fair value**	7,898,000	1,805,000	4,444,128	43,249,845
Total Investments at fair value	$557,175,013	$97,786,660	$285,366,914	$1,571,147,372
Cash	232	935	2,848	77,208
Cash collateral for futures	722,493	155,923	138,240	2,279,400
Receivables:
Investments securities sold	—	—	1,359,206	10,805,050
Fund shares sold	99,149	25,295	13,931	2,396,014
Dividends	681,158	135,065	220,503	2,252,066
Foreign tax reclaims	—	—	97	—
Prepaid expenses	5,710	688	2,394	12,568
Reimbursement due from manager	8,458	—	—	12,873
Total assets	558,692,213	98,104,566	287,104,133	1,588,982,551

LIABILITIES:
Payable for investment securities purchased	992,601	347,646	383,319	1,164,368
Payable for fund shares redeemed	609,614	82,272	109,540	244,487
Payable upon receipt of securities loaned	—	—	4,419,127	24,180,658
Payable to affiliates	245,571	45,177	159,146	556,825
Payable for directors fees	2,761	501	1,486	7,928
Other accrued expenses and liabilities	112,777	32,044	44,886	161,840
Total liabilities	1,963,324	507,640	5,117,504	26,316,106
NET ASSETS	$556,728,889	$97,596,926	$281,986,629	$1,562,666,445

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$581,117,015	$91,018,019	$346,953,720	$1,125,165,156
Undistributed net investment income	4,238,862	1,009,143	570,423	10,313,959
Accumulated net realized gain (loss)	(234,051,539)	(15,545,639)	(145,270,656)	31,783,439
Net unrealized appreciation	205,424,551	21,115,403	79,733,142	395,403,891
NET ASSETS	$556,728,889	$97,596,926	$281,986,629	$1,562,666,445
____________
+ Including securities loaned at value	$—	$—	$4,306,745	$23,497,322
* Cost of investments in securities	$344,262,701	$74,912,113	$201,231,196	$1,133,005,441
** Cost of short-term investments	$7,898,000	$1,805,000	$4,444,128	$43,249,845

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Mid Cap Index Portfolio
Class ADV
Net assets	$9,489,822	$31,705	$5,129	$33,209,852
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	915,309	2,389	300	2,934,218
Net asset value and redemption price per share	$10.37	$13.27	$17.10	$11.32

Class I
Net assets	$114,755,561	$43,858,974	$3,972,116	$1,361,494,788
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,949,939	3,287,213	231,260	118,657,802
Net asset value and redemption price per share	$10.48	$13.34	$17.18	$11.47

Class S
Net assets	$432,163,739	$53,706,247	$276,478,425	$164,135,242
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	41,436,912	4,034,690	16,125,398	14,388,208
Net asset value and redemption price per share	$10.43	$13.31	$17.15	$11.41

Class S2
Net assets	$319,767	n/a	$1,530,959	$3,826,563
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	30,210	n/a	89,404	337,524
Net asset value and redemption price per share	$10.58	n/a	$17.12	$11.34

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
ASSETS:
Investments in securities at fair value+*	$720,175,584	$3,882,939,396	$172,343,754
Short-term investments at fair value**	95,760,058	45,826,588	696,000
Short-term investments at amortized cost	—	73,082,547	—
Total Investments at fair value	$815,935,642	$4,001,848,531	$173,039,754
Cash	686,863	10,380	4,387
Cash collateral for futures	3,248,150	1,479,181	152,282
Foreign currencies at value***	5,089	—	290,467
Receivables:
Investments securities sold	—	4,730,637	5,884
Investment securities sold on a delayed-delivery or when-issued basis	—	131,633,809	—
Fund shares sold	337,553	2,188,961	410
Dividends	822,220	343	758,209
Interest	—	22,483,238	—
Foreign tax reclaims	—	32,277	207,052
Prepaid expenses	5,714	34,941	1,526
Reimbursement due from manager	10,493	—	—
Total assets	821,051,724	4,164,442,298	174,459,971

LIABILITIES:
Payable for investment securities purchased	—	83,390,530	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	219,531,815	—
Payable for fund shares redeemed	349,192	644,015	73,343
Payable upon receipt of securities loaned	69,030,250	—	—
Payable to affiliates	302,607	1,258,447	116,156
Payable for directors fees	3,765	19,707	889
Other accrued expenses and liabilities	73,055	214,080	156,573
Total liabilities	69,758,869	305,058,594	346,961
NET ASSETS	$751,292,855	$3,859,383,704	$174,113,010

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$591,570,833	$3,647,021,861	$218,906,369
Undistributed net investment income	4,267,236	14,740,146	4,016,151
Accumulated net realized gain (loss)	18,993,269	48,448,812	(51,109,831)
Net unrealized appreciation	136,461,517	149,172,885	2,300,321
NET ASSETS	$751,292,855	$3,859,383,704	$174,113,010
____________
+ Including securities loaned at value	$66,852,507	$—	$—
* Cost of investments in securities	$584,879,029	$3,734,263,644	$170,114,520
** Cost of short-term investments	$95,760,058	$45,801,442	$696,000
*** Cost of foreign currencies	$5,088	$—	$289,108

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
Net assets	$27,254,095	$12,002,119	$981,468
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,307,590	1,096,678	133,663
Net asset value and redemption price per share	$11.81	$10.94	$7.34

Class I
Net assets	$536,322,414	$3,581,379,389	$8
Shares authorized	100,000,000	500,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	44,723,924	325,992,890	1
Net asset value and redemption price per share	$11.99	$10.99	$7.10

Class S
Net assets	$183,932,352	$265,892,720	$173,131,534
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	15,421,047	24,278,776	23,400,116
Net asset value and redemption price per share	$11.93	$10.95	$7.40

Class S2
Net assets	$3,783,994	$109,476	n/a
Shares authorized	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	320,434	9,988	n/a
Net asset value and redemption price per share	$11.81	$10.96	n/a

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Australia Index Portfolio	ING Emerging Markets Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,500,830	$593,176	$19,324,105	$12,923,286
Interest	14,965	—	2,313	700
Securities lending income, net	37,589	574	1,888,834	96,644
Total investment income	4,553,384	593,750	21,215,252	13,020,630

EXPENSES:
Investment management fees	577,736	161,452	2,001,775	1,637,375
Distribution and service fees:
Class ADV	7	7	13,445	7,067
Class S	—	4	—	—
Class S2	—	7	—	—
Transfer agent fees	248	395	299	384
Administrative service fees	96,288	29,355	333,625	272,892
Shareholder reporting expense	14,270	5,659	17,689	13,768
Professional fees	12,277	13,626	40,792	33,324
Custody and accounting expense	49,992	31,343	102,169	74,756
Directors fees	5,809	1,771	20,135	16,464
Offering expense	3,219	9,448	—	—
Miscellaneous expense	3,836	3,600	16,653	11,263
Interest expense	109	—	34	123
License fee	11,428	17,459	332,947	20,000
Total expenses	775,219	274,126	2,879,563	2,087,416
Net waived and reimbursed fees	(337,012)	(73,389)	(1,167,700)	(955,134)
Net expenses	438,207	200,737	1,711,863	1,132,282
Net investment income	4,115,177	393,013	19,503,389	11,888,348

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,015,335)	1,947,096	(16,704,857)	(354,200)
Foreign currency related transactions	84,807	(90,232)	492,267	842,737
Futures	214,268	327,964	1,549,662	1,519,148
Net realized gain (loss)	(716,260)	2,184,828	(14,662,928)	2,007,685
Net change in unrealized appreciation (depreciation) on:
Investments	5,900,007	(1,251,456)	8,812,437	6,384,306
Foreign currency related transactions	62,814	(1,769)	(3,354)	150,931
Futures	74,941	2,027	904,810	407,544
Net change in unrealized appreciation (depreciation)	6,037,762	(1,251,198)	9,713,893	6,942,781
Net realized and unrealized gain (loss)	5,321,502	933,630	(4,949,035)	8,950,466
Increase in net assets resulting from operations	$9,436,679	$1,326,643	$14,554,354	$20,838,814
____________
* Foreign taxes withheld	$35,993	$45,414	$3,137,615	$142,347

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,376,306	$7,168,208	$5,070,649	$3,545,070
Interest, net of foreign taxes withheld*	—	—	540	—
Securities lending income, net	11,150	348,815	92,282	31,051
Total investment income	3,387,456	7,517,023	5,163,471	3,576,121

EXPENSES:
Investment management fees	445,665	652,385	1,285,616	918,631
Distribution and service fees:
Class ADV	3,844	10,749	17,496	769
Class S	63,267	98,051	—	213,594
Class S2	—	655	—	—
Transfer agent fees	138	370	233	294
Administrative service fees	74,277	171,678	214,267	204,137
Shareholder reporting expense	4,362	12,616	3,002	16,562
Professional fees	11,336	17,848	22,024	20,384
Custody and accounting expense	59,820	70,792	175,258	20,020
Directors fees	4,481	10,357	12,927	12,316
Miscellaneous expense	5,859	8,189	11,148	5,302
Interest expense	—	185	701	—
License fee	29,711	—	21,425	—
Total expenses	702,760	1,053,875	1,764,097	1,412,009
Net waived and reimbursed fees	(74,277)	(85,555)	(749,941)	(204,137)
Net expenses	628,483	968,320	1,014,156	1,207,872
Net investment income	2,758,973	6,548,703	4,149,315	2,368,249

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(397,139)	(4,116,311)	769,845	8,419,219
Foreign currency related transactions	2,238	372,572	409,081	—
Futures	154,033	1,130,720	(571,287)	324,805
Net realized gain (loss)	(240,868)	(2,613,019)	607,639	8,744,024
Net change in unrealized appreciation (depreciation) on:
Investments	11,267,105	10,409,811	14,258,145	27,846,370
Foreign currency related transactions	(952)	(56,088)	(294,198)	—
Futures	133,423	599,780	640,969	(56,223)
Net change in unrealized appreciation (depreciation)	11,399,576	10,953,503	14,604,916	27,790,147
Net realized and unrealized gain	11,158,708	8,340,484	15,212,555	36,534,171
Increase in net assets resulting from operations	$13,917,681	$14,889,187	$19,361,870	$38,902,420
____________
* Foreign taxes withheld	$204,527	$681,739	$382,461	$1,529

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Mid Cap Index Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,810,331	$1,316,787	$1,585,103	$13,560,004
Securities lending income, net	31,990	3,846	90,164	453,223
Total investment income	5,842,321	1,320,633	1,675,267	14,013,227

EXPENSES:
Investment management fees	686,218	224,544	664,574	2,444,281
Distribution and service fees:
Class ADV	24,462	75	13	75,265
Class S	536,249	70,856	361,755	206,008
Class S2	751	—	3,944	7,969
Transfer agent fees	480	239	194	893
Administrative service fees	274,483	49,898	147,681	788,470
Shareholder reporting expense	18,791	182	20,930	47,760
Professional fees	41,447	3,829	16,926	63,551
Custody and accounting expense	42,184	4,214	17,108	94,901
Directors fees	16,560	3,010	8,910	47,569
Miscellaneous expense	13,849	1,547	7,972	29,453
Interest expense	—	1,225	73	—
Total expenses	1,655,474	359,619	1,250,080	3,806,120
Net waived and reimbursed fees	(77,674)	(49,898)	(148,469)	(125,349)
Net expenses	1,577,800	309,721	1,101,611	3,680,771
Net investment income	4,264,521	1,010,912	573,656	10,332,456

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	2,546,276	4,318,785	2,259,685	36,777,262
Futures	1,999,617	217,566	189,174	3,826,343
Net realized gain	4,545,893	4,536,351	2,448,859	40,603,605
Net change in unrealized appreciation (depreciation) on:
Investments	40,603,372	2,999,414	18,740,148	65,631,052
Futures	(551,558)	(389)	51,506	719,453
Net change in unrealized appreciation (depreciation)	40,051,814	2,999,025	18,791,654	66,350,505
Net realized and unrealized gain	44,597,707	7,535,376	21,240,513	106,954,110
Increase in net assets resulting from operations	$48,862,228	$8,546,288	$21,814,169	$117,286,566
____________
* Foreign taxes withheld	$3,509	$961	$680	$218

See Accompanying Notes to Financial Statements

18

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,537,470	$22,011	$4,976,893
Interest, net of foreign taxes withheld*	—	45,908,785	9,773
Securities lending income, net	734,340	3,729	—
Total investment income	6,271,810	45,934,525	4,986,666

EXPENSES:
Investment management fees	1,235,769	5,617,252	406,542
Distribution and service fees:
Class ADV	61,692	23,829	2,274
Class S	239,798	346,860	219,810
Class S2	8,887	393	—
Transfer agent fees	741	2,225	105
Administrative service fees	374,469	1,959,865	88,378
Shareholder reporting expense	28,574	27,458	5,520
Professional fees	29,666	136,494	15,403
Custody and accounting expense	38,891	184,702	57,553
Directors fees	22,592	118,240	5,332
Miscellaneous expense	15,102	77,021	6,462
Interest expense	197	570	—
License fee	—	—	164,055
Total expenses	2,056,378	8,494,909	971,434
Net waived and reimbursed fees	(61,272)	(79)	(6,516)
Net expenses	1,995,106	8,494,830	964,918
Net investment income	4,276,704	37,439,695	4,021,748

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	19,908,344	48,852,412	(2,913,350)
Foreign currency related transactions	(712)	—	(47,410)
Futures	857,468	104,023	50,482
Net realized gain (loss)	20,765,100	48,956,435	(2,910,278)
Net change in unrealized appreciation (depreciation) on:
Investments	32,224,460	2,421,534	4,853,785
Foreign currency related transactions	6,599	—	16,541
Futures	1,143,173	486,142	71,429
Net change in unrealized appreciation (depreciation)	33,374,232	2,907,676	4,941,755
Net realized and unrealized gain	54,139,332	51,864,111	2,031,477
Increase in net assets resulting from operations	$58,416,036	$89,303,806	$6,053,225
____________
* Foreign taxes withheld	$6,530	$12	$413,383

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Australia Index Portfolio		ING Emerging Markets Index Portfolio
	Six Months Ended June 30, 2012	March 2, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	December 19, 2011(1) to December 31, 2011
FROM OPERATIONS:
Net investment income	$4,115,177	$6,232,527	$393,013	$6,886
Net realized gain (loss)	(716,260)	(642,365)	2,184,828	(272,252)
Net change in unrealized appreciation (depreciation)	6,037,762	(26,269,598)	(1,251,198)	2,089,804
Increase (decrease) in net assets resulting from operations	9,436,679	(20,679,436)	1,326,643	1,824,438

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(97)	—	—	—
Class I	(7,171,688)	—	—	—
Net realized gains:
Class ADV	(11)	—	(3)	—
Class I	(737,845)	—	(60,878)	—
Class S	—	—	(3)	—
Class S2	—	—	(3)	—
Total distributions	(7,909,641)	—	(60,887)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,721,415	266,269,038	24,169,118	60,528,422
Reinvestment of distributions	7,909,533	—	60,877	—
	27,630,948	266,269,038	24,229,995	60,528,422
Cost of shares redeemed	(19,237,993)	(55,878,022)	(54,824,668)	(959,873)
Net increase (decrease) in net assets resulting from capital share transactions	8,392,955	210,391,016	(30,594,673)	59,568,549
Net increase (decrease) in net assets	9,919,993	189,711,580	(29,328,917)	61,392,987

NET ASSETS:
Beginning of year or period	189,711,580	—	61,392,987	—
End of year or period	$199,631,573	$189,711,580	$32,064,070	$61,392,987
Undistributed net investment income at end of year or period	$4,082,418	$7,139,026	$393,013	$—

____________
(1) Commencement of operations

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Euro STOXX 50® Index Portfolio		ING FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$19,503,389	$26,191,612	$11,888,348	$19,267,291
Net realized gain (loss)	(14,662,928)	(34,858,827)	2,007,685	27,305,386
Net change in unrealized appreciation (depreciation)	9,713,893	(103,278,769)	6,942,781	(60,301,575)
Increase (decrease) in net assets resulting from operations	14,554,354	(111,945,984)	20,838,814	(13,728,898)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(160,508)	(582,821)	(67,538)	(150,823)
Class I	(28,413,701)	(24,444,279)	(18,501,001)	(16,601,491)
Net realized gains:
Class ADV	—	—	(138,361)	(78,591)
Class I	—	—	(27,532,190)	(8,101,421)
Total distributions	(28,574,209)	(25,027,100)	(46,239,090)	(24,932,326)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	118,839,017	346,846,951	45,814,837	166,706,399
Reinvestment of distributions	28,574,209	25,027,100	46,239,090	24,932,326
	147,413,226	371,874,051	92,053,927	191,638,725
Cost of shares redeemed	(86,594,279)	(437,696,268)	(44,787,681)	(284,392,248)
Net increase (decrease) in net assets resulting from capital share transactions	60,818,947	(65,822,217)	47,266,246	(92,753,523)
Net increase (decrease) in net assets	46,799,092	(202,795,301)	21,865,970	(131,414,747)

NET ASSETS:
Beginning of year or period	675,819,938	878,615,239	537,510,016	668,924,763
End of year or period	$722,619,030	$675,819,938	$559,375,986	$537,510,016
Undistributed net investment income at end of year or period	$19,458,265	$28,529,085	$11,953,571	$18,633,762

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Hang Seng Index Portfolio		ING International Index Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$2,758,973	$3,506,695	$6,548,703	$9,355,044
Net realized gain (loss)	(240,868)	(4,102,575)	(2,613,019)	612,742
Net change in unrealized appreciation (depreciation)	11,399,576	(30,017,229)	10,953,503	(52,090,215)
Increase (decrease) in net assets resulting from operations	13,917,681	(30,613,109)	14,889,187	(42,122,429)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(10,796)	(39,578)	(131,826)	(77,309)
Class I	(1,246,556)	(2,606,668)	(6,872,113)	(6,107,079)
Class S	(521,718)	(1,692,517)	(2,066,057)	(2,323,514)
Class S2	—	—	(10,178)	(109)
Total distributions	(1,779,070)	(4,338,763)	(9,080,174)	(8,508,011)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,730,587	41,965,403	58,737,150	151,844,251
Reinvestment of distributions	1,779,070	4,338,763	9,080,174	8,507,901
	15,509,657	46,304,166	67,817,324	160,352,152
Cost of shares redeemed	(20,919,114)	(91,952,358)	(68,437,105)	(149,518,925)
Net increase (decrease) in net assets resulting from capital share transactions	(5,409,457)	(45,648,192)	(619,781)	10,833,227
Net increase (decrease) in net assets	6,729,154	(80,600,064)	5,189,232	(39,797,213)

NET ASSETS:
Beginning of year or period	142,376,527	222,976,591	326,863,231	366,660,444
End of year or period	$149,105,681	$142,376,527	$332,052,463	$326,863,231
Undistributed net investment income at end of year or period	$2,757,352	$1,777,449	$6,458,476	$8,989,947

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Japan TOPIX Index Portfolio		ING RussellTM Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$4,149,315	$6,889,364	$2,368,249	$4,487,148
Net realized gain	607,639	25,220,322	8,744,024	10,090,698
Net change in unrealized appreciation (depreciation)	14,604,916	(89,507,304)	27,790,147	440,220
Increase (decrease) in net assets resulting from operations	19,361,870	(57,397,618)	38,902,420	15,018,066

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(57,013)	(172,144)	(2,473)	(2,421)
Class I	(6,912,160)	(8,220,669)	(2,776,855)	(2,891,487)
Class S	—	—	(1,709,063)	(1,499,465)
Net realized gains:
Class ADV	(415,114)	(84,785)	—	—
Class I	(26,601,217)	(3,588,027)	—	—
Total distributions	(33,985,504)	(12,065,625)	(4,488,391)	(4,393,373)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,342,831	341,093,830	33,206,578	54,197,206
Reinvestment of distributions	33,985,504	12,065,625	4,488,391	4,393,373
	74,328,335	353,159,455	37,694,969	58,590,579
Cost of shares redeemed	(49,008,317)	(263,026,364)	(34,051,666)	(81,164,792)
Net increase (decrease) in net assets resulting from capital share transactions	25,320,018	90,133,091	3,643,303	(22,574,213)
Net increase (decrease) in net assets	10,696,384	20,669,848	38,057,332	(11,949,520)

NET ASSETS:
Beginning of year or period	433,953,733	413,283,885	375,474,587	387,424,107
End of year or period	$444,650,117	$433,953,733	$413,531,919	$375,474,587
Undistributed net investment income at end of year or period	$3,949,414	$6,769,272	$2,364,875	$4,485,017

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio		ING RussellTM Large Cap Value Index Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$4,264,521	$12,308,775	$1,010,912	$1,712,708
Net realized gain	4,545,893	66,954,291	4,536,351	3,834,146
Net change in unrealized appreciation (depreciation)	40,051,814	(61,630,560)	2,999,025	(5,140,291)
Increase in net assets resulting from operations	48,862,228	17,632,506	8,546,288	406,563

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(183,812)	(135,734)	(457)	(355)
Class I	(2,699,231)	(4,989,150)	(839,456)	(736,480)
Class S	(9,476,883)	(6,025,330)	(881,924)	(665,917)
Class S2	(6,412)	(706)	—	—
Total distributions	(12,366,338)	(11,150,920)	(1,721,837)	(1,402,752)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,781,991	224,991,761	24,175,040	26,352,332
Reinvestment of distributions	12,366,338	11,150,920	1,721,837	1,402,751
	58,148,329	236,142,681	25,896,877	27,755,083
Cost of shares redeemed	(43,392,591)	(542,491,070)	(25,735,637)	(25,265,647)
Net increase (decrease) in net assets resulting from capital share transactions	14,755,738	(306,348,389)	161,240	2,489,436
Net increase (decrease) in net assets	51,251,628	(299,866,803)	6,985,691	1,493,247

NET ASSETS:
Beginning of year or period	505,477,261	805,344,064	90,611,235	89,117,988
End of year or period	$556,728,889	$505,477,261	$97,596,926	$90,611,235
Undistributed net investment income at end of year or period	$4,238,862	$12,340,679	$1,009,143	$1,720,068

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio		ING RussellTM Mid Cap Index Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$573,656	$1,067,649	$10,332,456	$19,406,592
Net realized gain	2,448,859	29,597,078	40,603,605	56,903,792
Net change in unrealized appreciation (depreciation)	18,791,654	(37,524,556)	66,350,505	(100,993,313)
Increase (decrease) in net assets resulting from operations	21,814,169	(6,859,829)	117,286,566	(24,682,929)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(6)	(10)	(261,842)	(226,198)
Class I	(26,521)	(30,780)	(15,896,653)	(17,390,855)
Class S	(949,576)	(1,301,916)	(1,568,684)	(1,768,482)
Class S2	(2,747)	(4,462)	(33,862)	(13,211)
Net realized gains:
Class ADV	—	—	(1,127,552)	(162,503)
Class I	—	—	(48,770,203)	(10,866,334)
Class S	—	—	(6,066,804)	(1,306,152)
Class S2	—	—	(120,626)	(8,438)
Total distributions	(978,850)	(1,337,168)	(73,846,226)	(31,742,173)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,998,347	33,177,007	90,394,247	345,851,041
Reinvestment of distributions	978,844	1,337,157	73,846,226	31,742,173
	15,977,191	34,514,164	164,240,473	377,593,214
Cost of shares redeemed	(28,325,137)	(92,967,808)	(135,067,786)	(397,569,468)
Net increase (decrease) in net assets resulting from capital share transactions	(12,347,946)	(58,453,644)	29,172,687	(19,976,254)
Net increase (decrease) in net assets	8,487,373	(66,650,641)	72,613,027	(76,401,356)

NET ASSETS:
Beginning of year or period	273,499,256	340,149,897	1,490,053,418	1,566,454,774
End of year or period	$281,986,629	$273,499,256	$1,562,666,445	$1,490,053,418
Undistributed net investment income at end of year or period	$570,423	$975,617	$10,313,959	$17,742,544

See Accompanying Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio		ING U.S. Bond Index Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$4,276,704	$6,142,654	$37,439,695	$79,357,471
Net realized gain	20,765,100	45,794,561	48,956,435	106,566,855
Net change in unrealized appreciation (depreciation)	33,374,232	(77,671,768)	2,907,676	83,787,835
Increase (decrease) in net assets resulting from operations	58,416,036	(25,734,553)	89,303,806	269,712,161

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(147,736)	(123,045)	(42,246)	(108,100)
Class I	(4,807,912)	(4,672,572)	(23,939,071)	(81,822,611)
Class S	(1,233,899)	(1,481,746)	(1,553,777)	(5,499,053)
Class S2	(28,185)	(7,745)	(494)	(1,488)
Net realized gains:
Class ADV	(1,299,828)	—	(206,884)	(66,375)
Class I	(26,424,716)	—	(88,919,303)	(60,836,061)
Class S	(9,554,036)	—	(6,252,564)	(3,766,271)
Class S2	(182,495)	—	(2,089)	(94)
Total distributions	(43,678,807)	(6,285,108)	(120,916,428)	(152,100,053)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	70,673,868	203,606,618	522,258,622	1,398,682,877
Reinvestment of distributions	43,678,807	6,285,108	120,916,428	152,099,967
	114,352,675	209,891,726	643,175,050	1,550,782,844
Cost of shares redeemed	(77,743,399)	(247,541,209)	(558,858,112)	(1,769,816,441)
Net increase (decrease) in net assets resulting from capital share transactions	36,609,276	(37,649,483)	84,316,938	(219,033,597)
Net increase (decrease) in net assets	51,346,505	(69,669,144)	52,704,316	(101,421,489)

NET ASSETS:
Beginning of year or period	699,946,350	769,615,494	3,806,679,388	3,908,100,877
End of year or period	$751,292,855	$699,946,350	$3,859,383,704	$3,806,679,388
Undistributed net investment income at end of year or period	$4,267,236	$6,208,264	$14,740,146	$2,836,039

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$4,021,748	$7,369,477
Net realized gain (loss)	(2,910,278)	1,856,336
Net change in unrealized appreciation (depreciation)	4,941,755	(16,097,324)
Increase (decrease) in net assets resulting from operations	6,053,225	(6,871,511)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(39,120)	(28,678)
Class I	—	—
Class S	(7,076,900)	(6,079,537)
Total distributions	(7,116,020)	(6,108,215)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,830,713	14,503,452
Reinvestment of distributions	7,116,020	6,108,215
	9,946,733	20,611,667
Cost of shares redeemed	(9,158,688)	(40,155,756)
Net increase (decrease) in net assets resulting from capital share transactions	788,045	(19,544,089)
Net decrease in net assets	(274,750)	(32,523,815)

NET ASSETS:
Beginning of year or period	174,387,760	206,911,575
End of year or period	$174,113,010	$174,387,760
Undistributed net investment income at end of year or period	$4,016,151	$7,110,423

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Australia Index Portfolio
Class ADV
06-30-12	8.72	0.17		0.19	0.36	0.32	0.04	—	0.36	—	8.72	3.81	1.31	0.96	0.96	3.84	3	5
03-02-11(5)– 12-31-11	10.00	0.27		(1.55)	(1.28)	—	—	—	—	—	8.72	(12.80)	1.32	0.97	0.97	3.40	3	22
Class I
06-30-12	8.76	0.19	•	0.20	0.39	0.35	0.04	—	0.39	—	8.76	4.13	0.81	0.46	0.46	4.27	199,629	5
03-02-11(5)– 12-31-11	10.00	0.31		(1.55)	(1.24)	—	—	—	—	—	8.76	(12.40)	0.82	0.47	0.47	3.83	189,709	22
ING Emerging Markets Index Portfolio
Class ADV
06-30-12	10.31	0.07		0.16	0.23	—	0.01	—	0.01	—	10.53	2.22	1.43	1.18	1.18	1.33	3	15
12-19-11(5)– 12-31-11	10.00	(0.00	)*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.47	1.22	1.22	(0.08)	3	—
Class I
06-30-12	10.32	0.08	•	0.16	0.24	—	0.01	—	0.01	—	10.55	2.32	0.93	0.68	0.68	1.34	32,055	15
12-19-11(5)– 12-31-11	10.00	0.00	*	0.32	0.32	—	—	—	—	—	10.32	3.20	0.97	0.72	0.72	0.35	61,384	—
Class S
06-30-12	10.31	0.09		0.15	0.24	—	0.01	—	0.01	—	10.54	2.32	1.18	0.93	0.93	1.59	3	15
12-19-11(5)– 12-31-11	10.00	0.00	*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.22	0.97	0.97	0.11	3	—
Class S2
06-30-12	10.31	0.08		0.16	0.24	—	0.01	—	0.01	—	10.54	2.32	1.43	1.08	1.08	1.43	3	15
12-19-11(5)– 12-31-11	10.00	0.00	*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.47	1.12	1.12	0.03	3	—
ING Euro STOXX 50® Index Portfolio
Class ADV
06-30-12	8.41	0.20	•	(0.23)	(0.03)	0.30	—	—	0.30	—	8.08	(0.57)	1.36	1.01	1.01	4.71	4,268	9
12-31-11	10.49	0.47	•	(2.16)	(1.69)	0.39	—	—	0.39	—	8.41	(17.27)	1.27	0.92	0.92	4.54	3,241	34
12-31-10	11.63	0.18	•	(1.25)	(1.07)	0.05	0.02	—	0.07	—	10.49	(9.13)	1.25	0.90	0.90	1.79	4,937	27
08-17-09(5)– 12-31-09	10.00	0.06	•	1.57	1.63	—	—	—	—	—	11.63	16.30	1.32	0.97	0.97	1.29	665	1
Class I
06-30-12	8.50	0.25	•	(0.35)	(0.10)	0.30	—	—	0.30	—	8.10	(0.24)	0.86	0.51	0.51	5.85	718,351	9
12-31-11	10.57	0.38	•	(2.05)	(1.67)	0.40	—	—	0.40	—	8.50	(16.99)	0.77	0.42	0.42	3.68	672,579	34
12-31-10	11.66	0.31	•	(1.32)	(1.01)	0.06	0.02	—	0.08	—	10.57	(8.64)	0.75	0.40	0.40	3.00	873,679	27
08-17-09(5)– 12-31-09	10.00	0.07	•	1.59	1.66	—	—	—	—	—	11.66	16.60	0.82	0.47	0.47	1.42	824,138	1
ING FTSE 100 Index® Portfolio
Class ADV
06-30-12	11.48	0.22	•	0.18	0.40	0.31	0.63	—	0.94	—	10.94	2.92	1.26	0.91	0.91	3.70	2,513	4
12-31-11	12.46	0.36	•	(0.81)	(0.45)	0.35	0.18	—	0.53	—	11.48	(4.13)	1.26	0.91	0.91	2.90	2,562	12
12-31-10	11.60	0.22	•	0.79	1.01	0.07	0.08	—	0.15	—	12.46	8.87	1.24	0.89	0.89	1.88	3,734	14
08-17-09(5)– 12-31-09	10.00	0.06	•	1.54	1.60	—	—	—	—	0.00 *	11.60	16.00 (a)	1.33	0.98	0.98	1.25	759	8

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING FTSE 100 Index® Portfolio (continued)
Class I
06-30-12	11.59	0.25		0.18	0.43	0.42	0.63	—	1.05	—	10.97	3.14	0.76	0.41		0.41		4.36		556,862	4
12-31-11	12.53	0.41	•	(0.80)	(0.39)	0.37	0.18	—	0.55	—	11.59	(3.61)	0.76	0.41		0.41		3.35		534,948	12
12-31-10	11.61	0.31	•	0.77	1.08	0.08	0.08	—	0.16	—	12.53	9.43	0.74	0.39		0.39		2.74		665,191	14
08-17-09(5)– 12-31-09	10.00	0.11	•	1.45	1.56	—	—	—	—	0.05	11.61	16.10 (a)	0.83	0.48		0.48		2.38		619,886	8
ING Hang Seng Index Portfolio
Class ADV
06-30-12	11.10	0.18	•	0.82	1.00	0.09	—	—	0.09	—	12.01	9.00	1.36	1.26		1.26		2.91		1,740	7
12-31-11	13.98	0.23	•	(2.77)	(2.54)	0.34	—	—	0.34	—	11.10	(18.71)	1.37	1.27		1.27		1.85		1,874	15
12-31-10	13.04	0.16	•	0.79	0.95	0.01	—	—	0.01	—	13.98	7.30	1.34	1.24	†	1.24	†	1.22	†	1,147	9
05-04-09(5)– 12-31-09	10.00	0.13	•	2.94	3.07	0.02	—	0.01	0.03	—	13.04	30.72	1.39	1.28	†	1.28	†	1.58	†	4	3
Class I
06-30-12	11.20	0.23	•	0.82	1.05	0.17	—	—	0.17	—	12.08	9.26	0.86	0.76		0.76		3.82		99,332	7
12-31-11	14.04	0.27	•	(2.76)	(2.49)	0.35	—	—	0.35	—	11.20	(18.23)	0.87	0.77		0.77		2.11		94,207	15
12-31-10	13.04	0.25	•	0.76	1.01	0.01	—	—	0.01	—	14.04	7.76	0.84	0.74	†	0.74	†	1.92	†	137,227	9
05-04-09(5)– 12-31-09	10.00	0.04	•	3.07	3.11	0.06	—	0.01	0.07	—	13.04	31.14	0.89	0.78	†	0.78	†	0.48	†	101,683	3
Class S
06-30-12	11.16	0.22	•	0.80	1.02	0.13	—	—	0.13	—	12.05	9.04	1.11	1.01		1.01		3.55		48,035	7
12-31-11	14.00	0.26	•	(2.77)	(2.51)	0.33	—	—	0.33	—	11.16	(18.45)	1.12	1.02		1.02		1.97		46,295	15
12-31-10	13.03	0.21	•	0.77	0.98	0.01	—	—	0.01	—	14.00	7.53	1.09	0.99	†	0.99	†	1.63	†	84,603	9
05-01-09(5)– 12-31-09	10.00	0.06	•	3.03	3.09	0.05	—	0.01	0.06	—	13.03	30.93	1.14	1.03	†	1.03	†	0.71	†	43,353	3
ING International Index Portfolio
Class ADV
06-30-12	7.25	0.14	•	0.14	0.28	0.20	—	—	0.20	—	7.33	3.69	1.05	0.99		0.99		3.73		5,212	6
12-31-11	8.47	0.19	•	(1.22)	(1.03)	0.19	—	—	0.19	—	7.25	(12.63)	1.07	1.00		1.00		2.31		3,036	9
12-31-10	8.17	0.13	•	0.44	0.57	0.27	—	—	0.27	—	8.47	7.32	1.07	0.99	†	0.99	†	1.71	†	2,904	20
12-31-09	6.43	0.09	•	1.65	1.74	—	—	—	—	—	8.17	27.06	1.08	0.99	†	0.99	†	1.13	†	1,641	92
03-10-08(5)– 12-31-08	10.00	0.20	•	(3.69)	(3.49)	0.08	—	—	0.08	—	6.43	(34.85)	1.17	1.00	†	1.00	†	2.87	†	2	22
Class I
06-30-12	7.33	0.15	•	0.14	0.29	0.22	—	—	0.22	—	7.40	3.84	0.55	0.50		0.50		3.86		249,936	6
12-31-11	8.54	0.22	•	(1.22)	(1.00)	0.21	—	—	0.21	—	7.33	(12.17)	0.57	0.51		0.51		2.73		249,268	9
12-31-10	8.21	0.18	•	0.44	0.62	0.29	—	—	0.29	—	8.54	7.84	0.57	0.50	†	0.50	†	2.31	†	256,723	20
12-31-09	6.41	0.18	•	1.62	1.80	—	—	—	—	—	8.21	28.08	0.58	0.50	†	0.50	†	2.54	†	216,453	92
03-10-08(5)– 12-31-08	10.00	0.17	•	(3.65)	(3.48)	0.11	—	—	0.11	—	6.41	(34.73)	0.67	0.50	†	0.50	†	2.56	†	237,777	22

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING International Index Portfolio (continued)
Class S
06-30-12	7.28	0.14		0.14	0.28	0.20	—	—	0.20	—	7.36	3.71	0.80	0.75		0.75		3.68		76,517	6
12-31-11	8.49	0.21	•	(1.23)	(1.02)	0.19	—	—	0.19	—	7.28	(12.44)	0.82	0.76		0.76		2.55		74,367	9
12-31-10	8.17	0.16	•	0.44	0.60	0.28	—	—	0.28	—	8.49	7.63	0.82	0.75	†	0.75	†	2.09	†	107,028	20
12-31-09	6.41	0.11	•	1.65	1.76	—	—	—	—	—	8.17	27.46	0.83	0.75	†	0.75	†	1.51	†	112,086	92
03-10-08(5)– 12-31-08	10.00	0.12	•	(3.60)	(3.48)	0.11	—	—	0.11	—	6.41	(34.79)	0.92	0.75	†	0.75	†	1.93	†	6,983	22
Class S2
06-30-12	7.30	0.15	•	0.13	0.28	0.22	—	—	0.22	—	7.36	3.65	1.05	0.90		0.90		4.02		388	6
12-31-11	8.52	0.12	•	(1.16)	(1.04)	0.18	—	—	0.18	—	7.30	(12.60)	1.07	0.91		0.91		1.60		192	9
12-31-10	8.19	0.15	•	0.44	0.59	0.26	—	—	0.26	—	8.52	7.44	1.07	0.90	†	0.90	†	1.91	†	5	20
02-27-09(5)– 12-31-09	5.05	0.10	•	3.04	3.14	—	—	—	—	—	8.19	62.18	1.08	0.90	†	0.90	†	1.69	†	5	92
ING Japan TOPIX Index Portfolio
Class ADV
06-30-12	9.38	0.09	•	0.26	0.35	0.09	0.64	—	0.73	—	9.00	3.57	1.32	0.97		0.97		1.93		6,317	6
12-31-11	11.12	0.10	•	(1.60)	(1.50)	0.16	0.08	—	0.24	—	9.38	(13.72)	1.32	0.97		0.97		0.97		10,069	45
12-31-10	9.80	0.09	•	1.25	1.34	0.01	0.01	—	0.02	—	11.12	13.63	1.27	0.92		0.92		0.94		8,580	9
08-17-09(5)– 12-31-09	10.00	(0.04	)•	(0.16)	(0.20)	—	—	—	—	—	9.80	(2.00)	1.29	0.94		0.94		(1.02)		327	5
Class I
06-30-12	9.47	0.10		0.29	0.39	0.17	0.64	—	0.81	—	9.05	3.94	0.82	0.47		0.47		1.94		438,333	6
12-31-11	11.19	0.16	•	(1.62)	(1.46)	0.18	0.08	—	0.26	—	9.47	(13.29)	0.82	0.47		0.47		1.54		423,885	45
12-31-10	9.82	0.14	•	1.25	1.39	0.01	0.01	—	0.02	—	11.19	14.13	0.77	0.42		0.42		1.39		404,703	9
08-17-09(5)– 12-31-09	10.00	0.01		(0.19)	(0.18)	—	—	—	—	—	9.82	(1.80)	0.79	0.44		0.44		0.31		504,443	5
ING RussellTM Large Cap Growth Index Portfolio
Class ADV
06-30-12	14.70	0.06	•	1.45	1.51	0.12	—	—	0.12	—	16.09	10.27	1.09	0.99		0.99		0.77		329	15
12-31-11	14.30	0.10		0.43	0.53	0.13	—	—	0.13	—	14.70	3.70	1.09	0.99		0.99		0.76		263	16
12-31-10	12.81	0.10	•	1.46	1.56	0.07	—	—	0.07	—	14.30	12.18	1.08	0.98	†	0.98	†	0.81	†	242	23
05-01-09(5)– 12-31-09	10.00	0.07	•	2.74	2.81	—	—	—	—	—	12.81	28.10	1.12	1.02	†	0.98	†	0.87	†	151	5
Class I
06-30-12	14.82	0.11		1.46	1.57	0.19	—	—	0.19	—	16.20	10.54	0.59	0.49		0.49		1.27		235,256	15
12-31-11	14.39	0.19	•	0.42	0.61	0.18	—	—	0.18	—	14.82	4.21	0.59	0.49		0.49		1.27		221,400	16
12-31-10	12.84	0.17	•	1.47	1.64	0.09	—	—	0.09	—	14.39	12.80	0.58	0.48	†	0.48	†	1.30	†	239,910	23
05-01-09(5)– 12-31-09	10.00	0.08		2.76	2.84	—	—	—	—	—	12.84	28.40	0.62	0.52	†	0.48	†	1.45	†	241,608	5

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTM Large Cap Growth Index Portfolio (continued)
Class S
06-30-12	14.76	0.07		1.47	1.54	0.15		—	—	0.15		—	16.15	10.43	0.84	0.74		0.74		1.02		177,947	15
12-31-11	14.34	0.15		0.42	0.57	0.15		—	—	0.15		—	14.76	3.92	0.84	0.74		0.74		1.03		153,812	16
12-31-10	12.82	0.13	•	1.46	1.59	0.07		—	—	0.07		—	14.34	12.47	0.83	0.73	†	0.73	†	1.05	†	147,272	23
05-01-09(5)– 12-31-09	10.00	0.07		2.75	2.82	—		—	—	—		—	12.82	28.20	0.87	0.77	†	0.73	†	1.19	†	144,502	5
ING RussellTM Large Cap Index Portfolio
Class ADV
06-30-12	9.65	0.07		0.85	0.92	0.20		—	—	0.20		—	10.37	9.46	0.90	0.87		0.87		1.25		9,490	3
12-31-11	9.58	0.12	•	0.07	0.19	0.12		—	—	0.12		—	9.65	1.92	0.88	0.87		0.87		1.26		8,964	9
12-31-10	8.85	0.10	•	0.93	1.03	0.30		—	—	0.30		—	9.58	11.74	0.89	0.87	†	0.87	†	1.15	†	10,161	11
12-31-09	7.19	0.10	•	1.56	1.66	—		—	—	—		—	8.85	23.09	0.90	0.87	†	0.87	†	1.31	†	6,835	44
03-10-08(5)– 12-31-08	10.00	0.13	•	(2.87)	(2.74)	0.07		—	—	0.07		—	7.19	(27.42)	0.89	0.87	†	0.87	†	1.98	†	1,135	8
Class I
06-30-12	9.78	0.08		0.88	0.96	0.26		—	—	0.26		—	10.48	9.70	0.40	0.37		0.37		1.76		114,756	3
12-31-11	9.68	0.17	•	0.09	0.26	0.16		—	—	0.16		—	9.78	2.57	0.38	0.37		0.37		1.76		98,853	9
12-31-10	8.92	0.15	•	0.92	1.07	0.31		—	—	0.31		—	9.68	12.19	0.39	0.37	†	0.37	†	1.64	†	340,889	11
12-31-09	7.21	0.15	•	1.56	1.71	0.00	*	—	—	0.00	*	—	8.92	23.73	0.40	0.37	†	0.37	†	2.02	†	251,504	44
03-10-08(5)– 12-31-08	10.00	0.17	•	(2.88)	(2.71)	0.08		—	—	0.08		—	7.21	(27.06)	0.39	0.37	†	0.37	†	2.31	†	1,057,974	8
Class S
06-30-12	9.72	0.08		0.86	0.94	0.23		—	—	0.23		—	10.43	9.60	0.65	0.62		0.62		1.51		432,164	3
12-31-11	9.64	0.15	•	0.06	0.21	0.13		—	—	0.13		—	9.72	2.13	0.63	0.62		0.62		1.50		397,371	9
12-31-10	8.89	0.12	•	0.93	1.05	0.30		—	—	0.30		—	9.64	12.00	0.64	0.62	†	0.62	†	1.39	†	454,246	11
12-31-09	7.20	0.12	•	1.57	1.69	—		—	—	—		—	8.89	23.47	0.65	0.62	†	0.62	†	1.51	†	440,738	44
03-10-08(5)– 12-31-08	10.00	0.14	•	(2.87)	(2.73)	0.07		—	—	0.07		—	7.20	(27.23)	0.64	0.62	†	0.62	†	2.19	†	28,529	8
Class S2
06-30-12	9.87	0.08		0.86	0.94	0.23		—	—	0.23		—	10.58	9.47	0.90	0.77		0.77		1.36		320	3
12-31-11	9.81	0.14	•	0.07	0.21	0.15		—	—	0.15		—	9.87	2.01	0.88	0.77		0.77		1.47		289	9
12-31-10	8.79	0.11	•	0.91	1.02	—		—	—	—		—	9.81	11.60	0.89	0.77	†	0.77	†	1.17	†	48	11
02-27-09(5)– 12-31-09	5.89	0.00	*•	2.90	2.90	0.00	*	—	—	0.00	*	—	8.79	49.26	0.90	0.77	†	0.77	†	(0.06	) †	4	44
ING RussellTM Large Cap Value Index Portfolio
Class ADV
06-30-12	12.42	0.11	•	0.94	1.05	0.20		—	—	0.20		—	13.27	8.41	1.08	0.98		0.98		1.67		32	29
12-31-11	12.52	0.19		(0.13)	0.06	0.16		—	—	0.16		—	12.42	0.35	1.09	0.99		0.99		1.54		26	20
12-31-10	12.61	0.16	•	1.18	1.34	0.17		1.26	—	1.43		—	12.52	10.86	1.11	1.01	†	1.01	†	1.30	†	27	30
05-01-09(5)– 12-31-09	10.00	0.10	•	2.51	2.61	—		—	—	—		—	12.61	26.10	1.17	1.06	†	1.06	†	1.30	†	26	87

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTM Large Cap Value Index Portfolio (continued)
Class I
06-30-12	12.51	0.15		0.94	1.09	0.26	—	—	0.26	—	13.34	8.65	0.58	0.48		0.48		2.18		43,859	29
12-31-11	12.60	0.26	•	(0.14)	0.12	0.21	—	—	0.21	—	12.51	0.83	0.59	0.49		0.49		2.04		41,335	20
12-31-10	12.65	0.22	•	1.19	1.41	0.20	1.26	—	1.46	—	12.60	11.38	0.61	0.51	†	0.51	†	1.81	†	45,590	30
05-01-09(5)– 12-31-09	10.00	0.15	•	2.50	2.65	—	—	—	—	—	12.65	26.50	0.67	0.56	†	0.56	†	1.89	†	48,211	87
Class S
06-30-12	12.47	0.13	•	0.94	1.07	0.23	—	—	0.23	—	13.31	8.53	0.83	0.73		0.73		1.91		53,706	29
12-31-11	12.57	0.22	•	(0.14)	0.08	0.18	—	—	0.18	—	12.47	0.56	0.84	0.74		0.74		1.79		49,250	20
12-31-10	12.64	0.19	•	1.19	1.38	0.19	1.26	—	1.45	—	12.57	11.13	0.86	0.76	†	0.76	†	1.58	†	43,502	30
05-01-09(5)– 12-31-09	10.00	0.12	•	2.52	2.64	—	—	—	—	—	12.64	26.40	0.92	0.81	†	0.81	†	1.51	†	30,119	87
ING RussellTM Mid Cap Growth Index Portfolio
Class ADV
06-30-12	15.86	0.01		1.25	1.26	0.02	—	—	0.02	—	17.10	7.93	1.10	1.00		1.00		0.14		5	19
12-31-11	16.29	0.01	•	(0.11)	(0.10)	0.33	—	—	0.33	—	15.86	(2.46)	1.09	0.99		0.99		0.08		5	24
12-31-10	13.11	0.03		3.30	3.33	0.02	0.13	—	0.15	—	16.29	25.52	1.09	0.99	†	0.99	†	0.23	†	5	25
05-01-09(5)– 12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	1.04	†	1.04	†	0.30	†	4	42
Class I
06-30-12	15.96	0.05		1.27	1.32	0.10	—	—	0.10	—	17.18	8.24	0.60	0.50		0.50		0.64		3,972	19
12-31-11	16.38	0.09	•	(0.40)	(0.31)	0.11	—	—	0.11	—	15.96	(2.00)	0.59	0.49		0.49		0.53		4,020	24
12-31-10	13.14	0.10		3.32	3.42	0.05	0.13	—	0.18	—	16.38	26.22	0.59	0.49	†	0.49	†	0.73	†	12,615	25
05-01-09(5)– 12-31-09	10.00	0.05	•	3.09	3.14	—	—	—	—	—	13.14	31.40	0.64	0.54	†	0.54	†	0.72	†	9,644	42
Class S
06-30-12	15.91	0.03		1.27	1.30	0.06	—	—	0.06	—	17.15	8.12	0.85	0.75		0.75		0.39		276,478	19
12-31-11	16.33	0.06		(0.41)	(0.35)	0.07	—	—	0.07	—	15.91	(2.20)	0.84	0.74		0.74		0.34		267,999	24
12-31-10	13.13	0.07		3.30	3.37	0.04	0.13	—	0.17	—	16.33	25.85	0.84	0.74	†	0.74	†	0.48	†	325,749	25
05-01-09(5)– 12-31-09	10.00	0.06	•	3.07	3.13	—	—	—	—	—	13.13	31.30	0.89	0.79	†	0.79	†	0.67	†	271,776	42
Class S2
06-30-12	15.88	0.02	•	1.28	1.30	0.06	—	—	0.06	—	17.12	7.98	1.10	0.90		0.90		0.23		1,531	19
12-31-11	16.30	0.04		(0.42)	(0.38)	0.04	—	—	0.04	—	15.88	(2.34)	1.09	0.89		0.89		0.18		1,476	24
12-31-10	13.11	0.05		3.30	3.35	0.03	0.13	—	0.16	—	16.30	25.71	1.09	0.89	†	0.89	†	0.32	†	1,781	25
05-01-09(5)– 12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	0.94	†	0.94	†	0.47	†	1,619	42

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTM Mid Cap Index Portfolio
Class ADV
06-30-12	10.99	0.05	•	0.81	0.86	0.10	0.43	—	0.53	—	11.32	7.59	0.95	0.93		0.93		0.87		33,210	9
12-31-11	11.45	0.09	•	(0.33)	(0.24)	0.13	0.09	—	0.22	—	10.99	(2.31)	0.95	0.93		0.93		0.81		25,606	12
12-31-10	9.24	0.11	•	2.15	2.26	0.05	—	—	0.05	—	11.45	24.48	0.95	0.93	†	0.93	†	1.08	†	13,988	8
12-31-09	6.63	0.10	•	2.51	2.61	—	—	—	—	—	9.24	39.37	0.93	0.93	†	0.93	†	1.18	†	2,856	7
03-10-08(5)– 12-31-08	10.00	0.08	•	(3.37)	(3.29)	0.07	—	0.01	0.08	—	6.63	(32.92)	1.01	0.93	†	0.93	†	1.00	†	61	30
Class I
06-30-12	11.14	0.08		0.82	0.90	0.14	0.43	—	0.57	—	11.47	7.83	0.45	0.43		0.43		1.35		1,361,495	9
12-31-11	11.57	0.15		(0.34)	(0.19)	0.15	0.09	—	0.24	—	11.14	(1.88)	0.45	0.43		0.43		1.26		1,311,921	12
12-31-10	9.29	0.15	•	2.19	2.34	0.06	—	—	0.06	—	11.57	25.22	0.45	0.43	†	0.43	†	1.46	†	1,389,676	8
12-31-09	6.63	0.13	•	2.53	2.66	—	—	—	—	—	9.29	40.12	0.43	0.43	†	0.43	†	1.59	†	1,285,223	7
03-10-08(5)– 12-31-08	10.00	0.13	•	(3.41)	(3.28)	0.08	—	0.01	0.09	—	6.63	(32.74)	0.51	0.43	†	0.43	†	1.74	†	117,525	30
Class S
06-30-12	11.07	0.06		0.82	0.88	0.11	0.43	—	0.54	—	11.41	7.72	0.70	0.68		0.68		1.10		164,135	9
12-31-11	11.50	0.12		(0.34)	(0.22)	0.12	0.09	—	0.21	—	11.07	(2.07)	0.70	0.68		0.68		1.01		149,956	12
12-31-10	9.25	0.12	•	2.18	2.30	0.05	—	—	0.05	—	11.50	24.88	0.70	0.68	†	0.68	†	1.22	†	162,362	8
12-31-09	6.62	0.10	•	2.53	2.63	—	—	—	—	—	9.25	39.73	0.68	0.68	†	0.68	†	1.33	†	103,065	7
03-10-08(5)– 12-31-08	10.00	0.12	•	(3.41)	(3.29)	0.08	—	0.01	0.09	—	6.62	(32.90)	0.76	0.68	†	0.68	†	1.85	†	25,303	30
Class S2
06-30-12	11.02	0.06	•	0.81	0.87	0.12	0.43	—	0.55	—	11.34	7.65	0.95	0.83		0.83		1.00		3,827	9
12-31-11	11.48	0.11	•	(0.34)	(0.23)	0.14	0.09	—	0.23	—	11.02	(2.18)	0.95	0.83		0.83		1.01		2,570	12
12-31-10	9.25	0.16	•	2.10	2.26	0.03	—	—	0.03	—	11.48	24.49	0.95	0.83	†	0.83	†	1.49	†	428	8
02-27-09(5)– 12-31-09	5.52	0.08	•	3.65	3.73	—	—	—	—	—	9.25	67.57	0.93	0.83	†	0.83	†	1.19	†	5	7
ING RussellTM Small Cap Index Portfolio
Class ADV
06-30-12	11.58	0.04	•	0.89	0.93	0.07	0.63	—	0.70	—	11.81	7.94	0.97	0.95		0.95		0.74		27,254	12
12-31-11	12.20	0.05	•	(0.66)	(0.61)	0.01	—	—	0.01	—	11.58	(4.45)	0.97	0.95		0.95		0.46		21,501	15
12-31-10	9.74	0.08	•	2.43	2.51	0.05	—	—	0.05	—	12.20	25.77	0.97	0.95	†	0.95	†	0.73	†	13,051	23
12-31-09	7.72	0.06	•	1.96	2.02	—	—	—	—	—	9.74	26.17	0.97	0.95	†	0.95	†	0.74	†	1,972	16
03-10-08(5)– 12-31-08	10.00	0.11	•	(2.32)	(2.21)	0.06	—	0.01	0.07	—	7.72	(22.02)	1.27	1.17	†	1.17	†	1.74	†	571	35
Class I
06-30-12	11.76	0.08		0.90	0.98	0.12	0.63	—	0.75	—	11.99	8.19	0.47	0.45		0.45		1.22		536,322	12
12-31-11	12.34	0.11		(0.58)	(0.47)	0.11	—	—	0.11	—	11.76	(3.92)	0.47	0.45		0.45		0.90		504,085	15
12-31-10	9.81	0.11	•	2.48	2.59	0.06	—	—	0.06	—	12.34	26.43	0.47	0.45	†	0.45	†	1.08	†	550,465	23
12-31-09	7.75	0.10	•	1.96	2.06	—	—	—	—	—	9.81	26.58	0.47	0.45	†	0.45	†	1.23	†	514,616	16
03-10-08(5)– 12-31-08	10.00	0.12	•	(2.29)	(2.17)	0.07	—	0.01	0.08	—	7.75	(21.68)	0.53	0.45	†	0.45	†	1.49	†	132,762	35

See Accompanying Notes to Financial Statements

33

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTM Small Cap Index Portfolio (continued)
Class S
06-30-12	11.68	0.06		0.90	0.96	0.08	0.63	—	0.71	—	11.93	8.14	0.72	0.70		0.70		0.98		183,932	12
12-31-11	12.27	0.08		(0.58)	(0.50)	0.09	—	—	0.09	—	11.68	(4.19)	0.72	0.70		0.70		0.62		172,182	15
12-31-10	9.77	0.09	•	2.45	2.54	0.04	—	—	0.04	—	12.27	26.07	0.72	0.70	†	0.70	†	0.85	†	205,956	23
12-31-09	7.73	0.07		1.97	2.04	—	—	—	—	—	9.77	26.39	0.72	0.70	†	0.70	†	0.95	†	136,697	16
03-10-08(5)– 12-31-08	10.00	0.12	•	(2.32)	(2.20)	0.06	—	0.01	0.07	—	7.73	(21.95)	0.78	0.70	†	0.70	†	1.71	†	74,707	35
Class S2
06-30-12	11.59	0.05	•	0.90	0.95	0.10	0.63	—	0.73	—	11.81	8.07	0.97	0.85		0.85		0.83		3,784	12
12-31-11	12.22	0.08	•	(0.60)	(0.52)	0.11	—	—	0.11	—	11.59	(4.38)	0.97	0.85		0.85		0.64		2,178	15
12-31-10	9.74	0.12	•	2.39	2.51	0.03	—	—	0.03	—	12.22	25.81	0.97	0.85	†	0.85	†	1.07	†	143	23
02-27-09(5)– 12-31-09	6.03	0.06		3.65	3.71	—	—	—	—	—	9.74	61.53	0.97	0.85	†	0.85	†	0.83	†	5	16
ING U.S. Bond Index Portfolio
Class ADV
06-30-12	11.04	0.08		0.14	0.22	0.06	0.26	—	0.32	—	10.94	2.01	0.91	0.91		0.91		1.43		12,002	78
12-31-11	10.71	0.17	•	0.54	0.71	0.20	0.18	—	0.38	—	11.04	6.75	0.94	0.94		0.94		1.54		9,397	283
12-31-10	10.37	0.20	•	0.38	0.58	0.24	—	—	0.24	—	10.71	5.58	0.96	0.95	†	0.95	†	1.82	†	3,714	279
12-31-09	10.12	0.23	•	0.30	0.53	0.20	0.08	—	0.28	—	10.37	5.29	0.94	0.94	†	0.94	†	2.27	†	1,432	380
03-10-08(5)– 12-31-08	10.00	0.25		0.07	0.32	0.18	0.02	—	0.20	—	10.12	3.26	1.01	0.95	†	0.95	†	2.95	†	143	360
Class I
06-30-12	11.07	0.11		0.14	0.25	0.07	0.26	—	0.33	—	10.99	2.32	0.41	0.41		0.41		1.93		3,581,379	78
12-31-11	10.74	0.23		0.53	0.76	0.25	0.18	—	0.43	—	11.07	7.20	0.44	0.44		0.44		2.05		3,479,437	283
12-31-10	10.39	0.25	•	0.38	0.63	0.28	—	—	0.28	—	10.74	6.14	0.46	0.45	†	0.45	†	2.36	†	3,655,181	279
12-31-09	10.12	0.28	•	0.31	0.59	0.24	0.08	—	0.32	—	10.39	5.88	0.44	0.44	†	0.44	†	2.66	†	3,501,280	380
03-07-08(5)– 12-31-08	10.00	0.28	•	0.08	0.36	0.22	0.02	—	0.24	—	10.12	3.61	0.51	0.45	†	0.45	†	3.42	†	107,276	360
Class S
06-30-12	11.04	0.10		0.13	0.23	0.06	0.26	—	0.32	—	10.95	2.17	0.66	0.66		0.66		1.67		265,893	78
12-31-11	10.71	0.19		0.54	0.73	0.22	0.18	—	0.40	—	11.04	6.96	0.69	0.69		0.69		1.79		317,638	283
12-31-10	10.36	0.23	•	0.38	0.61	0.26	—	—	0.26	—	10.71	5.89	0.71	0.70	†	0.70	†	2.10	†	249,203	279
12-31-09	10.10	0.26		0.29	0.55	0.21	0.08	—	0.29	—	10.36	5.54	0.69	0.69	†	0.69	†	2.59	†	265,749	380
03-10-08(5)– 12-31-08	10.00	0.27	•	0.06	0.33	0.21	0.02	—	0.23	—	10.10	3.29	0.76	0.70	†	0.70	†	3.42	†	180,622	360
Class S2
06-30-12	11.05	0.08	•	(0.11)	(0.03)	0.06	0.26	—	0.06	—	10.96	2.12	0.91	0.81		0.81		1.33		109	78
12-31-11	10.72	0.17	•	0.56	0.73	0.22	0.18	—	0.40	—	11.05	6.87	0.94	0.84		0.84		1.59		207	283
12-31-10	10.37	0.21	•	0.39	0.60	0.25	—	—	0.25	—	10.72	5.78	0.96	0.85	†	0.85	†	1.97	†	3	279
02-27-09(5)– 12-31-09	9.99	0.20		0.47	0.67	0.21	0.08	—	0.29	—	10.37	6.74	0.94	0.84	†	0.84	†	2.42	†	3	380

See Accompanying Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
06-30-12	7.38	0.17	•	0.08	0.25	0.29	—	—	0.29	—	7.34	3.34	1.35	1.34		1.34		4.53		981	23
12-31-11	7.93	0.27	•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34		1.34		3.48		812	25
12-31-10	7.76	0.20	•	0.24	0.44	0.27	—	—	0.27	—	7.93	5.80	1.37	1.34	†	1.34	†	2.67	†	695	47
12-31-09	5.99	0.22		1.55	1.77	—	—	—	—	—	7.76	29.55	1.31	1.29	†	1.29	†	3.40	†	1	66
01-28-08(5)– 12-31-08	10.00	0.34	•	(4.18)	(3.84)	0.17	—	—	0.17	—	5.99	(38.33)	1.66	1.20	†	1.20	†	4.28	†	1	128
Class I
06-30-12	7.18	0.11		0.14	0.25	0.33	—	—	0.33	—	7.10	3.38	0.85	0.84		0.84		3.08		0	23
12-31-11	7.73	0.23	•	(0.51)	(0.28)	0.27	—	—	0.27	—	7.18	(4.14)	0.84	0.84		0.84		2.97		0	25
12-31-10	7.71	0.06	•	0.23	0.29	0.27	—	—	0.27	—	7.73	3.85	0.87	0.84	†	0.84	†	0.78	†	0	47
12-31-09	5.97	(0.05)		1.79	1.74	—	—	—	—	—	7.71	29.15	0.81	0.79	†	0.79	†	(0.79	) †	0	66
01-28-08(5)– 12-31-08	10.00	0.41	•	(4.23)	(3.82)	0.21	—	—	0.21	—	5.97	(38.10)	1.16	0.70	†	0.70	†	4.92	†	0	128
Class S
06-30-12	7.44	0.18		0.09	0.27	0.31	—	—	0.31	—	7.40	3.51	1.10	1.09		1.09		4.55		173,132	23
12-31-11	7.96	0.30	•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09		1.09		3.76		173,576	25
12-31-10	7.77	0.24	•	0.20	0.44	0.25	—	—	0.25	—	7.96	5.86	1.12	1.09	†	1.09	†	3.23	†	206,216	47
12-31-09	5.98	0.23		1.56	1.79	—	—	—	—	—	7.77	29.93	1.06	1.04	†	1.04	†	3.74	†	219,257	66
01-28-08(5)– 12-31-08	10.00	0.31	•	(4.13)	(3.82)	0.20	—	—	0.20	—	5.98	(38.10)	1.41	0.89	†	0.89	†	4.23	†	148,745	128

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Variable Portfolios, Inc. (the “Company” or “Registrant”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end diversified management investment company.

The Company was incorporated under the laws of Maryland on June 4, 1996. There are twenty active separate investment series that comprise the Company. The fifteen portfolios (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING Australia Index Portfolio (“Australia Index”), ING Emerging Markets Index Portfolio (“Emerging Markets Index”), ING Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), ING FTSE 100 Index® Portfolio (“FTSE 100 Index®”), ING Hang Seng Index Portfolio (“Hang Seng Index”), ING International Index Portfolio (“International Index”), ING Japan TOPIX Index Portfolio (“Japan TOPIX Index”), ING RussellTM Large Cap Growth Index Portfolio (“RussellTM Large Cap Growth Index”), ING RussellTM Large Cap Index Portfolio (“RussellTM Large Cap Index”), ING RussellTM Large Cap Value Index Portfolio (“RussellTM Large Cap Value Index”), ING RussellTM Mid Cap Growth Index Portfolio (“RussellTM Mid Cap Growth Index”), ING RussellTM Mid Cap Index Portfolio (“RussellTM Mid Cap Index”), ING RussellTM Small Cap Index Portfolio (“RussellTM Small Cap Index”), ING U.S. Bond Index Portfolio (“U.S. Bond Index”), and ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (“WisdomTreeSM Global High-Yielding Equity Index”).

The Company is authorized to offer four share classes of the Portfolios, referred to as Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC (“ING IM”) serves as the sub-adviser to each of the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

ING Investments, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s and/or Sub-Advisers’ loss of access to services

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Advisers, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with the valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.

There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares and pays dividends quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H.  Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2012, the maximum amount of loss that Australia Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index would incur if the counterparties to its derivative transactions failed to perform would be $59,549, $37,982, $13,867 and $3,662, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2012. As of June 30, 2012, there was no collateral received from any counterparties to reduce the potential risk of loss.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2012, Japan TOPIX Index had a net liability position of $73,235 on open forward foreign currency contract with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2012, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2012, there was no collateral posted by any Portfolio for open OTC derivative transactions with their respective counterparties.

I.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

For the six months ended June 30, 2012, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2012, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Australia Index	$3,304,631	$—
Euro STOXX 50® Index	13,076,314	436,395
FTSE 100 Index®	16,785,609	2,409,377
International Index	9,058,863	—
Japan TOPIX Index	9,905,345	1,014,134

For the six months ended June 30, 2012, the above Portfolios used forward foreign currency contracts to protect its non-U.S. dollar denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2012.

J.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2012, the below Portfolios have purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Australia Index also uses futures contracts as a substitute for purchasing additional securities in the index to increase market exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2012, the Portfolios had average notional values on futures contracts purchased as disclosed below:

Australia Index	$7,246,489
Emerging Markets Index	4,671,883
Euro STOXX 50® Index	19,110,220
FTSE 100 Index®	20,604,772
Hang Seng Index	3,702,159
International Index	22,371,573
Japan TOPIX Index	9,467,982
RussellTM Large Cap Growth Index	7,957,810
RussellTM Large Cap Index	24,426,667
RussellTM Large Cap Value Index	2,620,460
RussellTM Mid Cap Growth Index	5,639,877
RussellTM Mid Cap Index	40,475,283
RussellTM Small Cap Index	25,873,227
U.S. Bond Index	12,306,344
Wisdom TreeSM Global High-Yielding Equity Index	2,003,720

K.  Securities Lending. Each Portfolio (except WisdomTreeSM Global High-Yielding Equity Index) may temporarily loan up to 33-1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011,

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N.  Offering Costs. Costs incurred with the offering of shares of Australia Index and Emerging Markets Index are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

O.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
Australia Index	$16,564,485	$10,252,832
Emerging Markets Index	8,014,568	37,482,322
Euro STOXX 50® Index	122,576,892	62,023,529
FTSE 100 Index®	31,171,237	22,025,242
Hang Seng Index	10,008,149	14,512,853
International Index	19,965,276	18,511,644
Japan TOPIX Index	34,491,752	25,544,704
RussellTM Large Cap Growth Index	68,101,578	60,530,127
RussellTM Large Cap Index	38,347,323	15,027,516
RussellTM Large Cap Value Index	30,701,137	28,273,180
RussellTM Mid Cap Growth Index	55,477,888	62,959,776
RussellTM Mid Cap Index	135,868,569	153,591,887
RussellTM Small Cap Index	85,896,931	115,518,448
U.S. Bond Index	252,922,317	265,642,597
WisdomTreeSM Global High-Yielding Equity Index	40,908,122	42,354,382

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$2,881,148,965	$2,747,940,559

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Australia Index(1)	0.60%
Emerging Markets Index(2)	0.55%
Euro STOXX 50® Index(3)	0.60%
FTSE 100 Index®(3)	0.60%
Hang Seng Index(4)(5)	0.60% on the first $250 million; 0.50% on the next $250 million; and 0.45% thereafter
International Index(6)	0.38%
Japan TOPIX Index(3)	0.60%
RussellTM Large Cap Growth Index(4)(6)	0.45%
RussellTM Large Cap Index(6)	0.25%
RussellTM Large Cap Value Index(4)(5)	0.45% on the first $250 million; 0.35% on the next $250 million; and 0.30% thereafter
RussellTM Mid Cap Growth Index(4)(5)	0.45% on the first $500 million; 0.43% on the next $500 million; and 0.41% thereafter
RussellTM Mid Cap Index(6)	0.31%
RussellTM Small Cap Index(6)	0.33%
U.S. Bond Index(7)	0.32% on the first $500 million; 0.30% on the next $500 million; 0.28% on the next $1 billion; 0.26% on the next $2 billion; and 0.24% thereafter
WisdomTreeSM Global High-Yielding Equity Index	0.46%

(1)	Pursuant to a side agreement, ING Investments has agreed to waive 0.25% of the Portfolio’s advisory fee. This side agreement

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES (continued)

will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment.
(2)	Pursuant to a side agreement, ING Investments has agreed to waive 0.15% of the Portfolio’s advisory fee. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment.
(3)	Pursuant to a side agreement, ING Investments has agreed to waive 0.25% of each Portfolio’s advisory fee. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment.
(4)	Pursuant to a side agreement, ING Investments has agreed to waive 0.10% of each Portfolio’s advisory fee. Any fees waived or reimbursed are not eligible for recoupment.
(5)	Effective April 30, 2012, advisory fee breakpoints were incorporated.
(6)	During the period the Advisor was compensated by the Portfolio at the rates set forth in the table above. The advisory fee schedule for the Portfolio was amended effective July 1, 2012. Please see Note 13 for more information.
(7)	Effective March 1, 2012, the advisory fee breakpoints were modified.

The Investment Adviser entered into a sub-advisory agreement with ING IM. ING IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Prior to February 21, 2012, Neuberger Berman Fixed Income LLC served as sub-adviser to U.S. Bond Index pursuant to a Sub-Advisory Agreement effective May 4, 2009.

IFS, an indirect, wholly-owned subsidiary of ING Groep, acts as administrator to the Portfolios and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of daily net assets. Pursuant to a side agreement, IFS has agreed to waive the administration fee for Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100 Index®, and Japan TOPIX Index. Any fees waived or reimbursed are not eligible for recoupment. There is no guarantee these waivers will continue.

Russell Investment Group receives an annual licensing fee for the Russell Global Large Cap® Index, Russell Top 200® Index, Russell Top 200® Growth Index, Russell Top 200® Value Index, the Russell Midcap® Index, Russell Midcap® Growth Index and the Russell 2000® Index. WisdomTreeSM Global High-Yielding Equity Index pays an annual licensing fee to WisdomTree Investments, Inc. Hang Seng Data Services Limited receives an estimated annual licensing fee for the Hang Seng Index. Standard & Poor’s Financial Services LLC, MSCI Inc., STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., FTSE International Limited, and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index, respectively.

In placing equity security transactions, the Investment Adviser or each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or each sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. IID has agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. IID has also contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the respective Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. There is no guarantee these waivers will continue.

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plan, the Distributor is

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Australia Index	$54,919	$—	$1	$54,920
Emerging Markets Index	9,993	—	3	9,996
Euro STOXX 50® Index	193,279	—	1,632	194,911
FTSE 100 Index®	155,490	—	1,018	156,508
Hang Seng Index	58,954	11,791	10,196	80,941
International Index	99,164	26,095	17,025	142,284
Japan TOPIX Index	121,136	—	2,492	123,628
RussellTM Large Cap Growth Index	116,015	33,147	35,606	184,768
RussellTM Large Cap Index	110,898	44,358	90,315	245,571
RussellTM Large Cap Value Index	26,938	7,697	10,542	45,177
RussellTM Mid Cap Growth Index	79,892	22,826	56,428	159,146
RussellTM Mid Cap Index	385,492	124,351	46,982	556,825
RussellTM Small Cap Index	195,220	59,157	48,230	302,607
U.S. Bond Index	881,980	317,167	59,300	1,258,447
WisdomTreeSM Global High-Yielding Equity Index	67,980	13,709	34,467	116,156

The Company has adopted a Deferred Compensation Plan (the “Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts defined are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2012, the following ING Portfolios and indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Index Solution
2015 Portfolio —	Emerging Markets Index	7.10%
	International Index	6.14%
ING Index Solution
2025 Portfolio —	Emerging Markets Index	19.35%
	International Index	13.01%
ING Index Solution
2035 Portfolio —	Emerging Markets Index	21.90%
	International Index	13.32%
ING Index Solution
2045 Portfolio —	Emerging Markets Index	25.65%
	International Index	8.62%
ING Life Insurance and
Annuity Company —	International Index	17.36%
	RussellTM Large Cap Growth Index	9.37%
	RussellTM Large Cap Index	26.19%
	RussellTM Large Cap Value Index	13.00%
	RussellTM Mid Cap Index	9.79%
	RussellTM Small Cap Index	15.44%
ING National Trust —	RussellTM Large Cap Index	6.36%
	RussellTM Large Cap Value Index	5.02%
ING Retirement
Conservative —	U.S. Bond Index	7.77%
ING Retirement
Growth Portfolio —	Australia Index	52.07%
	Euro STOXX 50® Index	51.76%
	FTSE 100 Index®	51.83%
	Hang Seng Index	34.67%
	Japan TOPIX Index	51.33%
	RussellTM Mid Cap Index	38.53%
	RussellTM Small Cap Index	35.12%
	U.S. Bond Index	27.28%
ING Retirement Moderate
Growth Portfolio —	Australia Index	29.89%
	Euro STOXX 50® Index	29.71%
	FTSE 100 Index®	29.76%
	Hang Seng Index	19.91%
	Japan TOPIX Index	29.46%
	RussellTM Mid Cap Index	22.95%
	RussellTM Small Cap Index	16.27%
	U.S. Bond Index	26.54%
ING Retirement
Moderate Portfolio —	Australia Index	15.29%
	Euro STOXX 50® Index	15.20%
	FTSE 100 Index®	15.23%
	Hang Seng Index	10.18%
	Japan TOPIX Index	15.07%
	RussellTM Mid Cap Index	9.30%
	U.S. Bond Index	17.05%
ING Strategic Allocation
Growth Portfolio —	Emerging Markets Index	13.47%
	International Index	7.60%

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Subsidiary	Portfolios	Percentage
ING Strategic Allocation
Moderate Portfolio —	Emerging Markets Index	8.99%

ING USA Annuity and
Life Insurance
Company —	Hang Seng Index	30.93%
	International Index	12.20%
	RussellTM Large Cap Growth Index	41.70%
	RussellTM Large Cap Index	63.65%
	RussellTM Large Cap Value Index	42.97%
	RussellTM Mid Cap Growth Index	93.57%
	RussellTM Mid Cap Index	7.00%
	RussellTM Small Cap Index	19.38%
	U.S. Bond Index	6.40%
	WisdomTreeSM Global High-Yielding Equity Index	97.30%

ReliaStar Life Insurance
Company —	RussellTM Large Cap Growth Index	35.39%
	RussellTM Large Cap Value Index	28.23%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios. These security purchases were related to the initial subscriptions of shares of the portfolio by affiliated ING Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2012, the following Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Hang Seng Index	License Fee	$97,959
Russell Large Cap Growth Index	Postage	25,439
Russell Large Cap Value Index	Postage	29,611
WisdomTreeSM Global High-Yielding Equity	License Fee	79,734
	Custody	46,944

NOTE 8 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
International Index	1.00%	0.50%	0.75%	0.90%
RussellTM Large Cap Growth Index(1)	N/A	N/A	N/A	N/A
RussellTM Large Cap Index	0.87%	0.37%	0.62%	0.77%
RussellTM Large Cap Value Index(1)	N/A	N/A	N/A	N/A
RussellTM Mid Cap Index	0.93%	0.43%	0.68%	0.83%
RussellTM Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.95%	0.45%	0.70%	0.85%
WisdomTreeSM Global High-Yielding Equity Index	1.34%	0.84%	1.09%	N/A

(1)	Pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.00%, 0.50%, and 0.75% for Class ADV, Class I, and Class S, respectively. The amounts waived are not eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2012, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
International Index	$306,274	$170,330	$176,642	$653,246
RussellTM Large Cap Index	290,445	28,289	99,301	418,035
RussellTM Mid Cap Index	81,544	261,002	272,304	614,850
RussellTM Small Cap Index	65,503	149,080	122,113	336,696
Wisdom TreeSM Global High-Yielding Equity Index	—	19,601	29,241	48,842

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement with The Bank of New York Mellon (the “Credit Agreement”) for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2012:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Australia Index	1	$3,050,000	1.31%
Euro STOXX 50® Index	1	965,000	1.30%
FTSE 100 Index®	7	493,571	1.30%
International Index	1	5,160,000	1.31%
Japan TOPIX Index	13	1,542,308	1.28%
RussellTM Large Cap Value Index	5	7,005,000	1.28%
RussellTM Mid Cap Growth Index	2	1,090,000	1.23%
RussellTM Small Cap Index	3	1,895,000	1.27%
U.S. Bond Index	7	2,424,286	1.23%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class ADV
6/30/2012	—	—	—	—	—	—	—	—	—	—
3/2/2011(1)–12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6/30/2012	2,359,328	—	837,874	(2,058,810)	1,138,392	19,721,415	—	7,909,533	(19,237,993)	8,392,955
3/2/2011(1)–12/31/2011	27,398,092	—	—	(5,742,983)	21,655,109	266,266,028	—	—	(55,878,022)	210,388,006
Emerging Markets Index
Class ADV
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/19/2011(1)–12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6/30/2012	2,161,663	—	5,280	(5,080,369)	(2,913,426)	24,169,118	—	60,877	(54,824,668)	(30,594,673)
12/19/2011(1)–12/31/2011	6,043,822	—	—	(93,072)	5,950,750	60,519,392	—	—	(959,873)	59,559,519
Class S
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/19/2011(1)–12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/19/2011(1)–12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010

(1)	Commencement of operations.

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Euro STOXX 50® Index
Class ADV
6/30/2012	580,997	—	18,995	(457,650)	142,342	5,332,402	—	160,508	(4,008,752)	1,484,158
12/31/2011	1,590,936	—	47,850	(1,723,602)	(84,816)	18,118,835	—	582,821	(16,577,216)	2,124,440
Class I
6/30/2012	15,396,195	—	3,362,568	(9,185,915)	9,572,848	113,506,615	—	28,413,701	(82,585,527)	59,334,789
12/31/2011	34,299,222	—	1,990,577	(39,826,392)	(3,536,593)	328,728,116	—	24,444,279	(421,119,052)	(67,946,657)
FTSE 100 Index®
Class ADV
6/30/2012	184,983	—	17,628	(196,137)	6,474	2,267,962	—	205,898	(2,396,378)	77,482
12/31/2011	1,679,213	—	17,419	(1,773,233)	(76,601)	21,337,043	—	229,414	(20,997,343)	569,114
Class I
6/30/2012	4,181,729	—	3,934,461	(3,534,790)	4,581,400	43,546,875	—	46,033,192	(42,391,303)	47,188,764
12/31/2011	12,066,381	—	1,862,965	(20,844,998)	(6,915,652)	145,369,356	—	24,702,912	(263,394,905)	(93,322,637)
Hang Seng Index
Class ADV
6/30/2012	47,286	—	851	(72,082)	(23,945)	563,805	—	10,796	(873,935)	(299,334)
12/31/2011	144,550	—	2,805	(60,611)	86,744	1,826,624	—	39,578	(721,253)	1,144,949
Class I
6/30/2012	753,352	—	97,846	(1,039,069)	(187,871)	8,570,105	—	1,246,557	(13,027,144)	(3,210,482)
12/31/2011	2,412,283	—	183,827	(3,955,495)	(1,359,385)	29,269,635	—	2,606,668	(54,250,705)	(22,374,402)
Class S
6/30/2012	372,060	—	41,016	(577,364)	(164,288)	4,596,677	—	521,717	(7,018,035)	(1,899,641)
12/31/2011	809,083	—	119,612	(2,823,559)	(1,894,864)	10,869,144	—	1,692,517	(36,980,400)	(24,418,739)
International Index
Class ADV
6/30/2012	356,548	—	17,120	(80,959)	292,709	2,781,726	—	131,826	(602,016)	2,311,536
12/31/2011	351,640	—	8,486	(284,318)	75,808	2,876,631	—	77,309	(2,264,029)	689,911
Class I
6/30/2012	6,467,766	—	883,305	(7,596,217)	(245,146)	48,322,929	—	6,872,113	(59,920,229)	(4,725,187)
12/31/2011	16,962,159	—	665,985	(13,673,552)	3,954,592	135,975,770	—	6,107,079	(112,989,141)	29,093,708
Class S
6/30/2012	958,962	—	266,933	(1,049,445)	176,450	7,419,020	—	2,066,057	(7,896,946)	1,588,131
12/31/2011	1,575,567	—	254,492	(4,224,545)	(2,394,486)	12,752,507	—	2,323,513	(34,235,672)	(19,159,652)
Class S2
6/30/2012	27,440	—	1,315	(2,333)	26,422	213,475	—	10,178	(17,914)	205,739
12/31/2011	29,798	—	—	(4,127)	25,671	239,343	—	—	(30,083)	209,260
Japan TOPIX Index
Class ADV
6/30/2012	385,600	—	51,542	(808,860)	(371,718)	3,846,976	—	472,128	(7,792,105)	(3,473,001)
12/31/2011	1,527,640	—	24,469	(1,250,365)	301,744	16,057,619	—	256,930	(12,624,063)	3,690,486
Class I
6/30/2012	4,264,200	—	3,642,758	(4,194,763)	3,712,195	36,495,855	—	33,513,376	(41,216,212)	28,793,019
12/31/2011	30,143,153	—	1,117,190	(22,673,176)	8,587,167	325,036,211	—	11,808,695	(250,402,301)	86,442,605
RussellTM Large Cap Growth Index
Class ADV
6/30/2012	2,480	—	148	(61)	2,567	40,007	—	2,473	(1,026)	41,454
12/31/2011	4,526	—	158	(3,718)	966	66,211	—	2,422	(52,843)	15,790
Class I
6/30/2012	416,093	—	165,388	(1,002,960)	(421,479)	6,733,013	—	2,776,855	(16,157,988)	(6,648,120)
12/31/2011	349,839	—	187,516	(2,270,229)	(1,732,874)	5,010,777	—	2,891,487	(33,472,231)	(25,569,967)
Class S
6/30/2012	1,603,395	—	102,095	(1,108,914)	596,576	26,433,558	—	1,709,063	(17,892,652)	10,249,969
12/31/2011	3,358,755	—	97,494	(3,308,221)	148,028	49,120,218	—	1,499,464	(47,639,718)	2,979,964

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
RussellTM Large Cap Index
Class ADV
6/30/2012	165,621	—	17,276	(196,687)	(13,790)	1,712,768	—	183,811	(2,023,515)	(126,936)
12/31/2011	313,160	—	13,229	(458,088)	(131,699)	3,026,660	—	135,734	(4,417,362)	(1,254,968)
Class I
6/30/2012	1,195,571	—	251,091	(608,345)	838,317	12,394,424	—	2,699,231	(6,324,866)	8,768,789
12/31/2011	16,723,885	—	482,043	(42,316,632)	(25,110,704)	161,443,843	—	4,989,150	(413,582,504)	(247,149,511)
Class S
6/30/2012	3,044,000	—	885,690	(3,377,391)	552,299	31,647,682	—	9,476,884	(35,020,057)	6,104,509
12/31/2011	6,190,258	—	583,850	(13,029,827)	(6,255,719)	60,260,801	—	6,025,330	(124,468,786)	(58,182,655)
Class S2
6/30/2012	2,604	—	591	(2,307)	888	27,117	—	6,412	(24,153)	9,376
12/31/2011	26,586	—	67	(2,211)	24,442	260,457	—	706	(22,418)	238,745
RussellTM Large Cap Value Index
Class ADV
6/30/2012	244	—	34	(1)	277	3,141	—	458	(13)	3,586
12/31/2011	326	—	26	(364)	(12)	4,090	—	355	(4,184)	261
Class I
6/30/2012	246,263	—	61,907	(325,439)	(17,269)	3,250,702	—	839,456	(4,300,343)	(210,185)
12/31/2011	128,218	—	54,635	(496,882)	(314,029)	1,617,063	—	736,479	(6,255,316)	(3,901,774)
Class S
6/30/2012	1,623,004	—	65,183	(1,603,176)	85,011	20,921,197	—	881,923	(21,435,281)	367,839
12/31/2011	1,959,086	—	49,474	(1,520,275)	488,285	24,731,179	—	665,917	(19,006,147)	6,390,949
RussellTM Mid Cap Growth Index
Class ADV
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	(1)	(1)	—	—	—	(18)	(18)
Class I
6/30/2012	60,440	—	1,450	(82,459)	(20,569)	1,062,127	—	26,521	(1,420,580)	(331,932)
12/31/2011	197,372	—	1,698	(717,623)	(518,553)	3,342,147	—	30,780	(12,155,583)	(8,782,656)
Class S
6/30/2012	766,466	—	52,003	(1,532,634)	(714,165)	13,762,144	—	949,576	(26,670,602)	(11,958,882)
12/31/2011	1,749,316	—	71,889	(4,923,441)	(3,102,236)	29,834,703	—	1,301,915	(80,537,655)	(49,401,037)
Class S2
6/30/2012	9,562	—	150	(13,211)	(3,499)	174,076	—	2,747	(233,955)	(57,132)
12/31/2011	10	—	246	(16,592)	(16,336)	157	—	4,462	(274,552)	(269,933)
RussellTM Mid Cap Index
Class ADV
6/30/2012	674,418	—	116,952	(187,262)	604,108	7,875,634	—	1,389,394	(2,189,181)	7,075,847
12/31/2011	1,377,272	—	31,322	(300,276)	1,108,318	15,823,280	—	388,701	(3,379,862)	12,832,119
Class I
6/30/2012	5,337,083	—	5,375,466	(9,795,106)	917,443	62,759,148	—	64,666,855	(117,130,443)	10,295,560
12/31/2011	22,728,740	—	2,253,364	(27,392,902)	(2,410,798)	257,912,901	—	28,257,189	(316,043,577)	(29,873,487)
Class S
6/30/2012	1,497,701	—	637,885	(1,294,975)	840,611	18,065,024	—	7,635,489	(15,140,058)	10,560,455
12/31/2011	5,956,580	—	246,365	(6,775,695)	(572,750)	69,546,731	—	3,074,634	(77,778,636)	(5,157,271)
Class S2
6/30/2012	143,252	—	12,982	(51,967)	104,267	1,694,441	—	154,488	(608,104)	1,240,825
12/31/2011	227,740	—	1,740	(33,528)	195,952	2,568,129	—	21,649	(367,393)	2,222,385
RussellTM Small Cap Index
Class ADV
6/30/2012	447,670	—	120,030	(117,426)	450,274	5,404,276	—	1,447,563	(1,407,533)	5,444,306
12/31/2011	1,061,370	—	9,286	(283,209)	787,447	12,828,952	—	123,046	(3,381,042)	9,570,956

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
RussellTM Small Cap Index (continued)
Class I
6/30/2012	2,486,575	—	2,553,772	(3,198,219)	1,842,128	30,099,097	—	31,232,628	(39,711,433)	21,620,292
12/31/2011	9,991,620	—	348,439	(12,054,809)	(1,714,750)	117,104,549	—	4,672,570	(148,279,672)	(26,502,553)
Class S
6/30/2012	2,685,221	—	886,437	(2,892,311)	679,347	33,014,343	—	10,787,936	(35,816,225)	7,986,054
12/31/2011	5,788,110	—	110,992	(7,938,223)	(2,039,121)	71,160,875	—	1,481,747	(95,516,332)	(22,873,710)
Class S2
6/30/2012	180,746	—	17,484	(65,655)	132,575	2,156,152	—	210,680	(808,208)	1,558,624
12/31/2011	206,354	—	584	(30,798)	176,140	2,512,242	—	7,745	(364,163)	2,155,824
U.S. Bond Index
Class ADV
6/30/2012	464,726	—	22,901	(242,165)	245,462	5,092,961	—	249,130	(2,681,653)	2,660,438
12/31/2011	637,639	—	16,176	(149,273)	504,542	6,965,109	—	174,475	(1,612,857)	5,526,727
Class I
6/30/2012	45,143,362	—	10,339,162	(43,837,450)	11,645,074	502,295,421	—	112,858,373	(483,582,147)	131,571,647
12/31/2011	112,909,089	—	13,246,250	(152,298,656)	(26,143,317)	1,236,352,825	—	142,658,672	(1,664,855,345)	(285,843,848)
Class S
6/30/2012	1,348,846	—	717,269	(6,555,973)	(4,489,858)	14,795,907	—	7,806,341	(72,419,871)	(49,817,623)
12/31/2011	14,187,986	—	860,734	(9,547,809)	5,500,911	155,089,578	—	9,265,323	(103,271,311)	61,083,590
Class S2
6/30/2012	6,744	—	237	(15,755)	(8,774)	74,333	—	2,584	(174,441)	(97,524)
12/31/2011	25,289	—	136	(6,963)	18,462	275,365	—	1,497	(76,928)	199,934
WisdomTreeSM Global High-Yielding Equity Index
Class ADV
6/30/2012	34,408	—	5,181	(15,951)	23,638	269,501	—	39,120	(117,041)	191,580
12/31/2011	116,396	—	3,296	(97,356)	22,336	899,154	—	28,678	(719,611)	208,221
Class I
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—
Class S
6/30/2012	335,580	—	931,171	(1,194,548)	72,203	2,561,212	—	7,076,900	(9,041,647)	596,465
12/31/2011	1,691,047	—	694,011	(4,950,228)	(2,565,170)	13,604,298	—	6,079,537	(39,436,145)	(19,752,310)

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to

50

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2012, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Australia Index	$4,070,116	$4,316,795
Emerging Markets Index	415,343	424,513
Euro STOXX 50® Index	12,138,909	12,834,328
FTSE 100 Index®	1,466,977	4,023,653
Hang Seng Index	1,241,519	1,312,379
International Index	7,417,338	7,930,693
Japan TOPIX Index	24,403,276	25,696,724
RussellTM Large Cap Growth Index	131,712	134,410
RussellTM Mid Cap Growth Index	4,306,745	4,419,127
RussellTM Mid Cap Index	23,497,322	24,180,658
RussellTM Small Cap Index	66,852,507	69,030,250

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, International Index, Japan TOPIX Index and WisdomTreeSM Global High-Yielding Equity Index). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Emerging Markets Index, Hang Seng Index, International Index and WisdomTreeSM Global High-Yielding Equity Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Non-Diversified (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, Japan TOPIX Index, RussellTM Large Cap Growth Index, RussellTM Large Cap Value Index and RussellTM Mid Cap Growth Index,). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Investment by Funds-of-Funds (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, International Index, Japan TOPIX Index, RussellTM Mid Cap Index, RussellTM Small Cap Index and U.S. Bond Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each Portfolio may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects of the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

51

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$7,909,641	$—	$—	$—
Emerging Markets Index	—	60,887	—	—
Euro STOXX 50® Index	28,574,209	—	25,027,100	—
FTSE 100 Index®	18,568,539	27,670,551	20,446,513	4,485,813
Hang Seng Index	1,779,070	—	4,338,763	—
International Index	9,080,174	—	8,508,011	—
Japan TOPIX Index	6,969,173	27,016,331	8,392,813	3,672,812
RussellTM Large Cap Growth Index	4,488,391	—	4,393,373	—
RussellTM Large Cap Index	12,366,338	—	11,150,920	—
RussellTM Large Cap Value Index	1,721,837	—	1,402,752	—
RussellTM Mid Cap Growth Index	978,850	—	1,337,168	—
RussellTM Mid Cap Index	22,377,052	51,469,174	31,742,173	—
RussellTM Small Cap Index	6,217,732	37,461,075	6,285,108	—
U.S. Bond Index	86,067,136	34,849,292	139,335,989	12,764,064
WisdomTreeSM Global High-Yielding Equity Index	7,116,020	—	6,108,215	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Amount		Character	Expiration
Australia Index	$7,908,141	$58	$(28,580,627)	$—		—	—
Emerging Markets Index	—	60,883	1,988,847	—		—	—
Euro STOXX 50® Index	28,573,650	—	(148,879,181)	(805,470)		Short-term	2018
				(1,366,517)		Short-term	None
				(14,065,997)		Long-term	None
				$(16,237,984)

FTSE 100 Index®	18,567,117	27,668,936	32,243,168	—		—	—
Hang Seng Index	1,778,204	—	(13,758,517)	(348,360)		Short-term	2017
				(211,429)		Short-term	2018
				(2,326,522)		Short-term	None
				(955,003)		Long-term	None
				$(3,841,314)

International Index	9,077,251	—	28,626,730	(54,384,440)		Short-term	2015
				(14,301,357)		Short-term	2016
				(91,978,946)		Short-term	2017
				(1,826,920)		Short-term	2018
				$(162,491,663	) *

52

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Amount		Character	Expiration
Japan TOPIX Index	$6,966,806	$27,013,698	$(43,655,179)	$—		—	—
RussellTM Large Cap Growth Index	4,487,320	—	94,266,393	(26,636,423)		Short-term	2014
				(20,625,387)		Short-term	2015
				(143,769,582)		Short-term	2016
				$(191,031,392	) *

RussellTM Large Cap Index	12,363,945	—	158,775,096	(2,146,609)		Short-term	2014
				(30,263,553)		Short-term	2015
				(65,341,389)		Short-term	2016
				(125,559,316)		Short-term	2017
				(8,688,924)		Short-term	2018
				$(231,999,791	) *

RussellTM Large Cap Value Index	1,720,829	—	14,212,623	(13,078,873)		Short-term	2015
				(3,099,362)		Short-term	2016
				$(16,178,235	) *

RussellTM Mid Cap Growth Index	977,457	—	60,167,618	(4,812,552)		Short-term	2015
				(142,133,093)		Short-term	2016
				$(146,945,645	) *

RussellTM Mid Cap Index	22,359,368	51,460,497	320,251,480	—		—	—
RussellTM Small Cap Index	6,215,581	37,457,612	101,318,917	—		—	—
U.S. Bond Index	63,373,308	34,825,840	145,800,799	—		—	—
WisdomTreeSM Global High-Yielding Equity Index	7,114,375	—	(5,451,982)	(8,004,600)		Short-term	2016
				(30,688,288)		Short-term	2017
				(6,695,973)		Short-term	2018
				$(45,388,861)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolio declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0538	July 3, 2012	June 29, 2012
Class I	$0.0649	July 3, 2012	June 29, 2012
Class S	$0.0581	July 3, 2012	June 29, 2012
Class S2	$0.0551	July 3, 2012	June 29, 2012

Effective July 1, 2012, breakpoints were added to the advisory fee rates for International Index, RussellTM Large Cap Growth, RussellTM Large Cap Index, RussellTM Mid Cap Index and RussellTM SmallCap Index.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

53

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	39.7%
Materials	21.5%
Consumer Staples	8.1%
Energy	6.5%
Industrials	6.5%
Telecommunications	4.5%
Health Care	3.9%
Consumer Discretionary	3.4%
Utilities	1.8%
Information Technology	0.6%
Telecommunication Services	0.2%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 96.7%
	Consumer Discretionary: 3.4%
78,822	Crown Ltd.	$689,282	0.3
58,308	News Corp., Inc.	1,325,107	0.7
259,457	Tattersall’s Ltd.	699,162	0.4
1,889,815	Other Securities(a)	4,026,635	2.0
		6,740,186	3.4

	Consumer Staples: 8.1%
100,797	Coca-Cola Amatil Ltd.	1,385,194	0.7
220,465	Wesfarmers Ltd.	6,786,271	3.4
233,562	Woolworths Ltd.	6,429,530	3.2
626,639	Other Securities	1,607,838	0.8
		16,208,833	8.1

	Energy: 6.5%
208,461	Oil Search Ltd.	1,419,940	0.7
206,552	Origin Energy Ltd.	2,601,310	1.3
181,380	Santos Ltd.	1,997,629	1.0
118,780	Woodside Petroleum Ltd.	3,806,428	1.9
39,370	WorleyParsons Ltd.	1,022,309	0.5
1,105,101	Other Securities(a)	2,197,939	1.1
		13,045,555	6.5

	Financials: 39.7%
553,328	AMP Ltd.	2,201,867	1.1
33,420	ASX Ltd.	1,025,857	0.5
510,020	Australia & New Zealand Banking Group Ltd.	11,618,304	5.8
447,003	CFS Retail Property Trust	892,173	0.4
303,096	Commonwealth Bank of Australia	16,598,950	8.3
923,372	Dexus Property Group	883,579	0.4
261,558	Goodman Group	990,375	0.5
318,413	GPT Group	1,077,050	0.5

COMMON STOCK: (continued)
	Financials: (continued)
395,263	Insurance Australia Group	$1,417,658	0.7
99,242	Lend Lease Corp., Ltd.	738,071	0.4
66,516	Macquarie Group Ltd.	1,796,190	0.9
651,703	Mirvac Group	856,325	0.4
426,192	National Australia Bank Ltd.	10,381,012	5.2
224,955	QBE Insurance Group Ltd.	3,109,044	1.6
422,594	Stockland	1,341,272	0.7
245,506	Suncorp-Metway Ltd.	2,051,465	1.0
397,674	Westfield Group	3,893,779	2.0
536,108	Westfield Retail Trust	1,572,506	0.8
581,405	Westpac Banking Corp.	12,695,692	6.4
2,016,585	Other Securities(a)	4,152,937	2.1
		79,294,106	39.7

	Health Care: 3.9%
10,789	Cochlear Ltd.	732,712	0.3
97,408	CSL Ltd.	3,951,035	2.0
74,120	Sonic Healthcare Ltd.	969,420	0.5
571,752	Other Securities(a)	2,137,919	1.1
		7,791,086	3.9

	Industrials: 6.5%
186,118	Asciano Group	835,968	0.4
295,549	Brambles Ltd.	1,874,461	0.9
12,778	Campbell Brothers Ltd.	716,358	0.4
307,293	QR National Ltd.	1,076,428	0.6
275,400	Sydney Airport	820,780	0.4
278,274	Transurban Group	1,625,402	0.8
2,402,016	Other Securities(a)	6,014,920	3.0
		12,964,317	6.5

	Information Technology: 0.6%
97,165	Computershare Ltd.	742,691	0.4
71,503	Other Securities(a)	442,088	0.2
		1,184,779	0.6

	Materials: 21.5%
230,257	Amcor Ltd.	1,680,898	0.8
610,925	BHP Billiton Ltd.	19,899,244	10.0
324,649	Fortescue Metals Group Ltd.	1,658,837	0.8
79,854	Iluka Resources Ltd.	942,464	0.5
310,791	Incitec Pivot Ltd.	918,180	0.5
145,315	Newcrest Mining Ltd.	3,381,639	1.7
69,310	Orica Ltd.	1,765,448	0.9
82,955	Rio Tinto Ltd.	4,870,030	2.4
4,957,411	Other Securities(a)	7,679,596	3.9
		42,796,336	21.5

	Telecommunication Services: 0.2%
175,954	Other Securities	391,935	0.2

	Telecommunications: 4.5%
2,368,761	Telstra Corp., Ltd.	8,975,040	4.5

See Accompanying Notes to Financial Statements

54

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: 1.8%
102,010		AGL Energy Ltd.	$1,550,218	0.8
225,856	#	Spark Infrastructure Group	354,110	0.2
1,002,384		Other Securities(a)	1,695,030	0.8
			3,599,358	1.8

		Total Common Stock
		(Cost $213,252,287)	192,991,531	96.7

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
100,946		Other Securities	31,480	0.0

		Energy: 0.0%
22,185		Other Securities	613	0.0

		Total Rights
		(Cost $16,153)	32,093	0.0

		Total Long-Term Investments
		(Cost $213,268,440)	193,023,624	96.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc(1): 2.2%
1,025,239	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,025,255, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $1,045,744, due 05/01/32–06/01/42)	1,025,239	0.5
1,025,239	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,025,256, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,045,744, due 07/01/42–02/20/61)	1,025,239	0.5
1,025,239	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,025,254, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,045,744, due 04/01/24–06/01/42)	1,025,239	0.6

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,025,239	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,025,260, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,045,744, due 10/01/14–02/25/44)	$1,025,239	0.5
215,839	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $215,843, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $220,156, due 07/01/21–04/01/42)	215,839	0.1
		4,316,795	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
3,097,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,097,000)	3,097,000	1.5
	Total Short-Term Investments
	(Cost $7,413,795)	7,413,795	3.7
	Total Investments in Securities (Cost $220,682,235)	$200,437,419	100.4
	Liabilities in Excess of Other Assets	(805,846)	(0.4)
	Net Assets	$199,631,573	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $222,973,998.

See Accompanying Notes to Financial Statements

55

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$6,720,475
Gross Unrealized Depreciation	(29,257,054)
Net Unrealized Depreciation	$(22,536,579)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$6,740,186	$—	$6,740,186
Consumer Staples	—	16,208,833	—	16,208,833
Energy	—	12,994,251	51,304	13,045,555
Financials	—	79,294,106	—	79,294,106
Health Care	—	7,791,086	—	7,791,086
Industrials	—	12,964,317	—	12,964,317
Information Technology	—	1,184,779	—	1,184,779
Materials	—	42,796,336	—	42,796,336
Telecommunication Services	—	391,935	—	391,935
Telecommunications	—	8,975,040	—	8,975,040
Utilities	—	3,599,358	—	3,599,358
Total Common Stock	—	192,940,227	51,304	192,991,531
Rights	—	32,093	—	32,093
Short-Term Investments	3,097,000	4,316,795	—	7,413,795
Total Investments, at fair value	$3,097,000	$197,289,115	$51,304	$200,437,419
Other Financial Instruments+
Forward Foreign Currency Contracts	—	59,549	—	59,549
Total Assets	$3,097,000	$197,348,664	$51,304	$200,496,968
Liabilities Table
Other Financial Instruments+
Futures	$(104,172)	$—	$—	$(104,172)
Total Liabilities	$(104,172)	$—	$—	$(104,172)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	3,750,000	Buy	09/19/12	$3,749,411	$3,808,960	$59,549
							$59,549

See Accompanying Notes to Financial Statements

56

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Australia Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	65	09/20/12	$6,747,549	$(104,172)
			$6,747,549	$(104,172)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$59,549
Total Asset Derivatives		$59,549
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$(104,172)
Total Liability Derivatives		$(104,172)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$99,718	$—	$99,718
Equity contracts	—	214,268	214,268
Total	$99,718	$214,268	$313,986

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$27,504	$—	$27,504
Equity contracts	—	74,941	74,941
Total	$27,504	$74,941	$102,445

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

57

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	20.5%
Information Technology	20.0%
Energy	17.0%
Telecommunication Services	11.3%
Materials	10.2%
Consumer Discretionary	6.1%
Consumer Staples	4.0%
Industrials	0.7%
Assets in Excess of Other Liabilities*	10.2%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 89.8%
		Consumer Discretionary: 6.1%
1,552		Hyundai Mobis	$376,199	1.2
3,511		Hyundai Motor Co.	720,788	2.2
6,000		Kia Motors Corp.	395,458	1.2
8,881		Naspers Ltd.	474,356	1.5
			1,966,801	6.1

		Consumer Staples: 4.0%
14,900		BRF — Brasil Foods SA ADR	226,331	0.7
17,200		Cia de Bebidas das Americas ADR	659,276	2.1
4,400		Fomento Economico Mexicano SAB de CV ADR	392,700	1.2
			1,278,307	4.0

		Energy: 17.0%
382,000		China Petroleum & Chemical Corp.	341,404	1.1
77,500		China Shenhua Energy Co., Ltd.	274,219	0.8
407,000		CNOOC Ltd.	820,560	2.6
121,303		Gazprom OAO ADR	1,143,888	3.6
11,600		Lukoil OAO ADR	646,700	2.0
2,100		NovaTek OAO GDR	224,233	0.7
480,000		PetroChina Co., Ltd.	621,246	1.9
47,800		Petroleo Brasileiro SA ADR	867,092	2.7
12,467		Sasol Ltd.	525,887	1.6
			5,465,229	17.0

		Financials: 20.5%
43,500		Banco Bradesco SA ADR	646,845	2.0
1,714,000		Bank of China Ltd.	658,390	2.1
1,642,000		China Construction Bank	1,134,416	3.5
169,000		China Life Insurance Co., Ltd.	445,062	1.4

COMMON STOCK: (continued)
		Financials: (continued)
9,700		ICICI Bank Ltd. ADR	$314,377	1.0
1,482,000		Industrial and Commercial Bank of China Ltd.	830,792	2.6
52,000		Itau Unibanco Holding SA ADR	723,840	2.3
8,360		KB Financial Group, Inc.	273,095	0.8
39,000		Ping An Insurance Group Co. of China Ltd.	315,349	1.0
49,200		Sberbank of Russia ADR	528,900	1.6
9,720		Shinhan Financial Group Co., Ltd.	340,760	1.1
27,138		Standard Bank Group Ltd.	367,882	1.1
			6,579,708	20.5

		Industrials: 0.7%
952		Hyundai Heavy Industries	217,226	0.7

		Information Technology: 20.0%
207,000		Hon Hai Precision Industry Co., Ltd.	625,874	1.9
16,000		HTC Corp.	211,249	0.7
11,850	@	SK Hynix, Inc.	250,225	0.8
9,800	L	Infosys Ltd. ADR	441,588	1.4
2,516		Samsung Electronics Co., Ltd.	2,664,412	8.3
561,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,535,720	4.8
23,000		Tencent Holdings Ltd.	679,220	2.1
			6,408,288	20.0

		Materials: 10.2%
8,705		AngloGold Ashanti Ltd	297,311	0.9
257,000		China Steel Corp.	241,910	0.7
91,000		Formosa Plastics Corp.	245,239	0.8
16,498		Gold Fields Ltd.	209,851	0.7
12,218		Impala Platinum Holdings Ltd.	202,879	0.6
1,057		LG Chem Ltd.	273,631	0.8
10,900		MMC Norilsk Nickel ADR	180,961	0.6
1,489		Posco	476,707	1.5
6,300		Uralkali GDR	242,661	0.8
45,600		Vale SA ADR	889,656	2.8
			3,260,806	10.2

		Telecommunication Services: 11.3%
44,900		America Movil SAB de CV ADR	1,170,094	3.7
137,000		China Mobile Ltd.	1,503,916	4.7
87,000		Chunghwa Telecom Co., Ltd.	273,785	0.8
38,624		MTN Group Ltd.	668,841	2.1
			3,616,636	11.3

		Total Common Stock
		(Cost $28,057,309)	28,793,001	89.8

See Accompanying Notes to Financial Statements

58

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.9%
	Securities Lending Collateralcc(1): 1.3%
424,513	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $424,520, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $433,003, due 05/01/32–06/01/42) (Cost $424,513)	$424,513	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.6%
2,436,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,436,000)	2,436,000	7.6

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments
	(Cost $2,860,513)	$2,860,513	8.9

	Total Investments in Securities (Cost $30,917,822)	$31,653,514	98.7
	Assets in Excess of Other Liabilities	410,556	1.3
	Net Assets	$32,064,070	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $31,069,000.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,824,701
Gross Unrealized Depreciation	(1,240,187)
Net Unrealized Appreciation	$584,514

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$1,966,801	$—	$1,966,801
Consumer Staples	1,278,307	—	—	1,278,307
Energy	2,657,680	2,807,549	—	5,465,229
Financials	1,490,122	5,089,586	—	6,579,708
Industrials	—	217,226	—	217,226
Information Technology	441,588	5,966,700	—	6,408,288
Materials	889,656	2,371,150	—	3,260,806
Telecommunication Services	1,170,094	2,446,542	—	3,616,636
Total Common Stock	7,927,447	20,865,554	—	28,793,001
Short-Term Investments	2,436,000	424,513	—	2,860,513
Total Investments, at fair value	$10,363,447	$21,290,067	$—	$31,653,514
Other Financial Instruments+
Futures	102,984	—	—	102,984
Total Assets	$10,466,431	$21,290,067	$—	$31,756,498

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

59

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Emerging Markets Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	69	09/21/12	$3,259,215	$102,984
			$3,259,215	$102,984

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$102,984
Total Asset Derivatives		$102,984

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$327,964
Total	$327,964

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,027
Total	$2,027

See Accompanying Notes to Financial Statements

60

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	21.9%
Consumer Staples	10.7%
Health Care	9.7%
Energy	9.6%
Industrials	9.3%
Consumer Discretionary	8.5%
Utilities	7.7%
Materials	7.3%
Telecommunication Services	4.8%
Information Technology	4.8%
Telecommunications	2.8%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.8%
		Consumer Discretionary: 7.2%
132,490		Bayerische Motoren Werke AG	$9,588,043	1.3
367,394		DaimlerChrysler AG	16,510,509	2.3
87,372		Inditex S.A.	9,031,246	1.3
110,135		LVMH Moet Hennessy Louis Vuitton S.A.	16,761,468	2.3
			51,891,266	7.2

		Consumer Staples: 10.7%
306,541		Anheuser-Busch InBev NV	24,168,128	3.3
234,766	L	Carrefour S.A.	4,335,057	0.6
252,520		Groupe Danone	15,693,296	2.2
98,245		L’Oreal S.A.	11,495,211	1.6
639,999		Unilever NV	21,379,499	3.0
			77,071,191	10.7

		Energy: 9.6%
1,091,494		ENI S.p.A.	23,189,004	3.2
312,116		Repsol YPF S.A.	5,017,309	0.7
915,202		Total S.A.	41,192,351	5.7
			69,398,664	9.6

		Financials: 21.9%
186,433		Allianz AG	18,752,384	2.6
550,655	L	Assicurazioni Generali S.p.A.	7,466,251	1.0
776,424		AXA S.A.	10,379,808	1.4
3,858,137		Banco Santander Central Hispano S.A.	25,522,611	3.5
2,119,823		Banco Bilbao Vizcaya Argentaria S.A.	15,138,444	2.1
411,453		BNP Paribas	15,863,491	2.2

COMMON STOCK: (continued)
		Financials: (continued)
383,824		Deutsche Bank AG	$13,853,486	1.9
1,591,632	**, @	ING Groep NV	10,670,485	1.5
5,757,526		Intesa Sanpaolo S.p.A.	8,194,398	1.1
66,346		Muenchener Rueckversicherungs AG	9,361,719	1.3
319,856	@	Societe Generale	7,500,508	1.1
37,602		Unibail	6,926,684	1.0
2,227,416	@	UniCredit SpA	8,445,506	1.2
			158,075,775	21.9

		Health Care: 9.7%
340,821		Bayer AG	24,559,380	3.4
87,784		Cie Generale D’Optique Essilor International S.A.	8,155,133	1.1
496,672		Sanofi-Aventis	37,598,569	5.2
			70,313,082	9.7

		Industrials: 9.3%
180,530		Cie de Saint-Gobain	6,670,455	0.9
380,578		Koninklijke Philips Electronics NV	7,499,565	1.0
226,177		Schneider Electric S.A.	12,571,784	1.8
363,659		Siemens AG	30,557,297	4.2
218,900		Vinci S.A.	10,230,344	1.4
			67,529,445	9.3

		Information Technology: 4.8%
173,039		ASML Holding NV	8,886,626	1.2
1,543,452	L	Nokia OYJ	3,148,638	0.5
380,963		SAP AG	22,558,933	3.1
			34,594,197	4.8

		Materials: 7.3%
128,856		Air Liquide	14,731,952	2.0
380,717		ArcelorMittal	5,824,796	0.8
378,809		BASF AG	26,340,323	3.7
298,993	@	CRH PLC	5,728,159	0.8
			52,625,230	7.3

		Telecommunication Services: 4.8%
1,227,862		Deutsche Telekom AG	13,456,709	1.8
1,640,246		Telefonica S.A.	21,591,333	3.0
			35,048,042	4.8

		Telecommunications: 2.8%
786,612		France Telecom S.A.	10,342,709	1.4
526,596		Vivendi	9,784,642	1.4
			20,127,351	2.8

		Utilities: 7.7%
824,697		E.ON AG	17,821,024	2.5
2,626,534		Enel S.p.A.	8,480,723	1.2
564,558		Gaz de France	13,463,518	1.9
1,573,500		Iberdrola S.A.	7,428,860	1.0

See Accompanying Notes to Financial Statements

61

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
201,696		RWE AG	$8,248,288	1.1
			55,442,413	7.7

		Total Common Stock
		(Cost $799,597,638)	692,116,656	95.8

PREFERRED STOCK: 1.3%
		Consumer Discretionary: 1.3%
59,288		Volkswagen AG	9,392,897	1.3

		Total Preferred Stock
		(Cost $9,486,363)	9,392,897	1.3

RIGHTS: 0.0%
		Energy: 0.0%
312,116	@	Repsol YPF SA	218,821	0.0

		Total Rights
		(Cost $—)	218,821	0.0

		Total Long-Term Investments
		(Cost $809,084,001)	701,728,374	97.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateralcc(1): 1.8%
3,048,153		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,048,203, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $3,109,116, due 07/01/42–02/20/61)	3,048,153	0.4
3,048,153		Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $3,048,218, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $3,109,116, due 11/15/12–03/01/48)	3,048,153	0.4
3,048,153		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $3,048,191, collateralized by various U.S. Government Securities, 0.375%, Market Value plus

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
		accrued interest $3,109,119, due 06/15/15)	$3,048,153	0.5
3,048,153		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $3,048,216, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $3,109,116, due 10/01/14–02/25/44)	3,048,153	0.4
641,716		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $641,727, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $654,550, due 07/01/21–04/01/42)	641,716	0.1
			12,834,328	1.8

		Total Short-Term Investments
		(Cost $12,834,328)	12,834,328	1.8

		Total Investments in Securities (Cost $821,918,329)	$714,562,702	98.9
		Assets in Excess of Other Liabilities	8,056,328	1.1
		Net Assets	$722,619,030	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $860,792,464.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$30,086,685
Gross Unrealized Depreciation	(176,316,447)
Net Unrealized Depreciation	$(146,229,762)

See Accompanying Notes to Financial Statements

62

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$51,891,266	$—	$51,891,266
Consumer Staples	—	77,071,191	—	77,071,191
Energy	—	69,398,664	—	69,398,664
Financials	—	158,075,775	—	158,075,775
Health Care	—	70,313,082	—	70,313,082
Industrials	—	67,529,445	—	67,529,445
Information Technology	—	34,594,197	—	34,594,197
Materials	—	52,625,230	—	52,625,230
Telecommunication Services	—	35,048,042	—	35,048,042
Telecommunications	—	20,127,351	—	20,127,351
Utilities	—	55,442,413	—	55,442,413
Total Common Stock	—	692,116,656	—	692,116,656
Preferred Stock	—	9,392,897	—	9,392,897
Rights	218,821	—	—	218,821
Short-Term Investments	—	12,834,328	—	12,834,328
Total Investments, at fair value	$218,821	$714,343,881	$—	$714,562,702
Other Financial Instruments+
Futures	1,189,282	—	—	1,189,282
Forward Foreign Currency Contracts	—	37,982	—	37,982
Total Assets	$1,408,103	$714,381,863	$—	$715,789,966

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	EU Euro	4,300,000	Buy	09/19/12	$5,408,007	$5,445,989	$37,982
							$37,982

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	776	09/21/12	$22,144,773	$1,189,282
			$22,144,773	$1,189,282

See Accompanying Notes to Financial Statements

63

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$37,982
Equity contracts	Net Assets — Unrealized appreciation*	1,189,282
Total Asset Derivatives		$1,227,264

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$1,385,992	$—	$1,385,992
Equity contracts	—	1,549,662	1,549,662
Total	$1,385,992	$1,549,662	$2,935,654

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(8,974)	$—	$(8,974)
Equity contracts	—	904,810	904,810
Total	$(8,974)	$904,810	$895,836

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

64

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Energy	19.0%
Financials	16.4%
Consumer Staples	16.4%
Materials	11.2%
Health Care	8.4%
Telecommunication Services	5.9%
Consumer Discretionary	5.8%
Industrials	5.6%
Utilities	4.4%
Telecommunications	1.1%
Information Technology	0.7%
Assets in Excess of Other Liabilities*	5.1%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.9%
		Consumer Discretionary: 5.8%
245,655		British Sky Broadcasting PLC	$2,678,099	0.5
104,822		Burberry Group PLC	2,182,472	0.4
449,453		Compass Group PLC	4,717,909	0.8
566,469		Kingfisher PLC	2,555,346	0.5
194,444		Pearson PLC	3,858,100	0.7
290,783		Reed Elsevier PLC	2,330,663	0.4
300,955		WPP PLC	3,653,509	0.6
1,813,341		Other Securities	10,473,843	1.9
			32,449,941	5.8

		Consumer Staples: 16.4%
471,013		British American Tobacco PLC	23,946,230	4.3
602,320		Diageo PLC	15,524,752	2.8
239,315		Imperial Tobacco Group PLC	9,220,362	1.6
154,273		Reckitt Benckiser PLC	8,154,383	1.5
223,833		SABMiller PLC	8,980,437	1.6
1,921,348		Tesco PLC	9,337,388	1.7
288,509		Unilever PLC	9,686,301	1.7
547,656		WM Morrison Supermarkets PLC	2,285,241	0.4
524,937		Other Securities	4,368,933	0.8
			91,504,027	16.4

		Energy: 19.0%
805,708		BG Group PLC	16,493,985	2.9
4,505,995		BP PLC	30,091,855	5.4
883,865		Royal Dutch Shell PLC — Class A	29,779,953	5.3
633,026		Royal Dutch Shell PLC — Class B	22,107,571	4.0

COMMON STOCK: (continued)
		Energy: (continued)
216,144		Tullow Oil PLC	$4,995,630	0.9
139,013		Other Securities	2,566,783	0.5
			106,035,777	19.0

		Financials: 16.4%
694,710		Aviva PLC	2,974,708	0.5
2,912,773		Barclays PLC	7,442,851	1.3
4,334,492		HSBC Holdings PLC	38,194,742	6.8
186,200		Land Securities Group PLC	2,157,299	0.4
1,401,706		Legal & General Group PLC	2,802,385	0.5
9,924,762	@	Lloyds TSB Group PLC	4,848,322	0.9
1,156,695		Old Mutual PLC	2,750,914	0.5
610,203		Prudential PLC	7,075,297	1.3
466,194		Standard Chartered PLC	10,127,099	1.8
562,834		Standard Life PLC	2,060,772	0.4
2,721,121		Other Securities	11,517,058	2.0
			91,951,447	16.4

		Health Care: 8.4%
302,153		AstraZeneca PLC	13,502,476	2.4
1,199,977		GlaxoSmithKline PLC	27,256,253	4.9
133,760		Shire PLC	3,848,251	0.7
214,426		Smith & Nephew PLC	2,144,782	0.4
			46,751,762	8.4

		Industrials: 5.6%
775,792		BAE Systems PLC	3,517,146	0.6
239,128		Experian Group Ltd.	3,373,647	0.6
447,608	@	Rolls-Royce Holdings PLC	6,032,733	1.1
68,256		Wolseley PLC	2,544,077	0.5
46,833,711		Other Securities	15,952,461	2.8
			31,420,064	5.6

		Information Technology: 0.7%
329,072		ARM Holdings PLC	2,607,104	0.5
304,364		Other Securities	1,324,673	0.2
			3,931,777	0.7

		Materials: 11.2%
312,476		Anglo American PLC	10,269,601	1.8
505,077		BHP Billiton PLC	14,355,478	2.6
171,943		CRH PLC	3,317,302	0.6
844,296	L	Glencore International PLC	3,915,154	0.7
298,357		Rio Tinto PLC	14,178,978	2.5
473,918		Xstrata PLC	5,958,748	1.1
697,838		Other Securities	10,899,641	1.9
			62,894,902	11.2

		Telecommunication Services: 5.9%
11,800,965		Vodafone Group PLC	33,169,544	5.9

		Telecommunications: 1.1%
1,849,259		BT Group PLC	6,127,558	1.1

		Utilities: 4.4%
1,232,046		Centrica PLC	6,160,164	1.1

See Accompanying Notes to Financial Statements

65

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
851,138	National Grid PLC	$9,020,362	1.6
225,918	Scottish & Southern Energy PLC	4,928,505	0.9
306,417	Other Securities	4,237,731	0.8
		24,346,762	4.4

	Total Common Stock
	(Cost $490,127,484)	530,583,561	94.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc(1): 0.7%
1,000,000	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $1,020,000, due 05/01/32–06/01/42)	1,000,000	0.2
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42–02/20/61)	1,000,000	0.2
23,653	Deutsche Bank AG, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $23,653, collateralized by various U.S. Government Agency Obligations, 3.500%–5.000%, Market Value plus accrued interest $24,126, due 10/01/20–07/01/41)	23,653	0.0
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24–06/01/42)	1,000,000	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14–02/25/44)	$1,000,000	0.1
		4,023,653	0.7

	Total Short-Term Investments
	(Cost $4,023,653)	4,023,653	0.7

	Total Investments in Securities (Cost $494,151,137)	$534,607,214	95.6
	Assets in Excess of Other Liabilities	24,768,772	4.4
	Net Assets	$559,375,986	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $495,957,258.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$78,478,222
Gross Unrealized Depreciation	(39,828,266)
Net Unrealized Appreciation	$38,649,956

See Accompanying Notes to Financial Statements

66

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$32,449,941	$—	$32,449,941
Consumer Staples	—	91,504,027	—	91,504,027
Energy	—	106,035,777	—	106,035,777
Financials	—	91,951,447	—	91,951,447
Health Care	—	46,751,762	—	46,751,762
Industrials	—	31,420,064	—	31,420,064
Information Technology	—	3,931,777	—	3,931,777
Materials	—	62,894,902	—	62,894,902
Telecommunication Services	—	33,169,544	—	33,169,544
Telecommunications	—	6,127,558	—	6,127,558
Utilities	—	24,346,762	—	24,346,762
Total Common Stock	—	530,583,561	—	530,583,561
Short-Term Investments	—	4,023,653	—	4,023,653
Total Investments, at fair value	$—	$534,607,214	$—	$534,607,214
Other Financial Instruments+
Futures	509,219	—	—	509,219
Forward Foreign Currency Contracts	—	13,867	—	13,867
Total Assets	$509,219	$534,621,081	$—	$535,130,300

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	14,280,000	Buy	09/19/12	$22,345,972	$22,359,839	$13,867
							$13,867

ING FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	339	09/21/12	$29,322,908	$509,219
			$29,322,908	$509,219

See Accompanying Notes to Financial Statements

67

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$13,867
Equity contracts	Net Assets — Unrealized appreciation*	509,219
Total Asset Derivatives		$523,086

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$1,103,241	$—	$1,103,241
Equity contracts	—	1,519,148	1,519,148
Total	$1,103,241	$1,519,148	$2,622,389

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$82,779	$—	$82,779
Equity contracts	—	407,544	407,544
Total	$82,779	$407,544	$490,323

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

68

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	56.4%
Energy	11.8%
Telecommunication Services	9.1%
Utilities	5.1%
Industrials	4.2%
Information Technology	4.1%
Consumer Discretionary	3.5%
Consumer Staples	3.2%
Materials	0.2%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 3.5%
868,000		Belle International Holdings	$1,487,023	1.0
241,579		Esprit Holdings Ltd.	312,901	0.2
1,065,028		Li & Fung Ltd.	2,062,161	1.4
440,000		Sands China Ltd.	1,415,492	0.9
			5,277,577	3.5

		Consumer Staples: 3.2%
225,286		China Resources Enterprise	673,102	0.5
149,500		Hengan International Group Co., Ltd.	1,456,303	1.0
366,000		Tingyi Cayman Islands Holding Corp.	942,964	0.6
1,361,000		Want Want China Holdings Ltd.	1,683,067	1.1
			4,755,436	3.2

		Energy: 11.8%
730,000		China Coal Energy Co. — Class H	606,101	0.4
3,140,337		China Petroleum & Chemical Corp.	2,806,604	1.9
636,341		China Shenhua Energy Co., Ltd.	2,251,569	1.5
3,342,714		CNOOC Ltd.	6,739,310	4.5
3,948,604		PetroChina Co., Ltd.	5,110,528	3.5
			17,514,112	11.8

		Financials: 56.4%
1,905,000		AIA Group Ltd.	6,579,983	4.4
13,304,746		Bank of China Ltd.	5,110,686	3.4
1,365,451		Bank of Communications Co., Ltd.	926,765	0.6
278,184		Bank of East Asia Ltd.	1,002,636	0.7
692,629		BOC Hong Kong Holdings Ltd.	2,132,228	1.4

COMMON STOCK: (continued)
		Financials: (continued)
259,739		Cheung Kong Holdings Ltd.	$3,206,816	2.1
15,751,107		China Construction Bank	10,882,039	7.3
1,392,911		China Life Insurance Co., Ltd.	3,668,237	2.5
764,991		China Overseas Land & Investment Ltd.	1,801,570	1.2
382,000	L	China Resources Land Ltd.	789,886	0.5
418,706		Hang Lung Properties Ltd.	1,432,234	1.0
143,143		Hang Seng Bank Ltd.	1,967,929	1.3
177,024		Henderson Land Development Co., Ltd.	984,153	0.7
192,041		Hong Kong Exchanges and Clearing Ltd.	2,763,234	1.8
2,607,183		HSBC Holdings PLC	23,065,930	15.5
12,185,340		Industrial and Commercial Bank of China Ltd.	6,830,962	4.6
685,264		New World Development Ltd.	807,484	0.5
380,716		Ping An Insurance Group Co. of China Ltd.	3,078,416	2.1
551,265		Sino Land Co.	837,078	0.6
269,555		Sun Hung Kai Properties Ltd.	3,204,725	2.1
127,091	L	Swire Pacific Ltd.	1,478,176	1.0
283,637		Wharf Holdings Ltd.	1,577,294	1.1
			84,128,461	56.4

		Industrials: 4.2%
220,818		Cathay Pacific Airways Ltd.	357,998	0.2
218,285		China Merchants Holdings International Co., Ltd.	667,789	0.5
238,811	L	Citic Pacific Ltd.	364,495	0.3
304,697		Cosco Pacific Ltd.	418,074	0.3
399,464		Hutchison Whampoa Ltd.	3,464,913	2.3
270,643		MTR Corp.	929,078	0.6
			6,202,347	4.2

		Information Technology: 4.1%
206,675		Tencent Holdings Ltd.	6,103,378	4.1

		Materials: 0.2%
737,728	@, L	Aluminum Corp. of China Ltd.	320,669	0.2

		Telecommunication Services: 9.1%
1,127,601		China Mobile Ltd.	12,378,230	8.3
883,110		China Unicom Ltd.	1,110,494	0.8
			13,488,724	9.1

See Accompanying Notes to Financial Statements

69

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 5.1%
355,654	China Resources Power Holdings Co.	$734,643	0.5
337,931	CLP Holdings Ltd.	2,872,027	1.9
976,203	Hong Kong & China Gas	2,073,749	1.4
259,822	Power Assets Holdings Ltd.	1,949,753	1.3
		7,630,172	5.1

	Total Common Stock
	(Cost $146,147,757)	145,420,876	97.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc(1): 0.9%
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24–06/01/42)	1,000,000	0.7
312,379	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $312,384, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $318,627, due 07/01/21–04/01/42)	312,379	0.2
		1,312,379	0.9

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.1%
1,705,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $1,705,000)	$1,705,000	1.1
	Total Short-Term Investments
	(Cost $3,017,379)	3,017,379	2.0

	Total Investments in Securities (Cost $149,165,136)	$148,438,255	99.6
	Assets in Excess of Other Liabilities	667,426	0.4
	Net Assets	$149,105,681	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $151,314,043.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$11,771,218
Gross Unrealized Depreciation	(14,647,006)
Net Unrealized Depreciation	$(2,875,788)

See Accompanying Notes to Financial Statements

70

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$5,277,577	$—	$5,277,577
Consumer Staples	—	4,755,436	—	4,755,436
Energy	—	17,514,112	—	17,514,112
Financials	—	84,128,461	—	84,128,461
Industrials	—	6,202,347	—	6,202,347
Information Technology	—	6,103,378	—	6,103,378
Materials	—	320,669	—	320,669
Telecommunication Services	—	13,488,724	—	13,488,724
Utilities	—	7,630,172	—	7,630,172
Total Common Stock	—	145,420,876	—	145,420,876
Short-Term Investments	1,705,000	1,312,379	—	3,017,379
Total Investments, at fair value	$1,705,000	$146,733,255	$—	$148,438,255
Other Financial Instruments+
Futures	104,059	—	—	104,059
Total Assets	$1,809,059	$146,733,255	$—	$148,542,314

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	33	07/30/12	$4,136,512	$104,059
			$4,136,512	$104,059

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity Contracts	Net Assets — Unrealized appreciation*	$104,059
Total Liability Derivatives		$104,059

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

71

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$154,033
Total	$154,033

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$133,423
Total	$133,423

See Accompanying Notes to Financial Statements

72

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	21.6%
Industrials	12.0%
Consumer Staples	11.3%
Consumer Discretionary	10.0%
Health Care	9.6%
Materials	9.2%
Energy	8.0%
Information Technology	4.3%
Utilities	4.0%
Telecommunication Services	3.9%
Telecommunications	1.5%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.1%
		Consumer Discretionary: 9.7%
29,848		DaimlerChrysler AG	$1,341,355	0.4
53,300		Honda Motor Co., Ltd.	1,859,933	0.5
8,290		LVMH Moet Hennessy Louis Vuitton S.A.	1,261,657	0.4
91,589		Toyota Motor Corp.	3,696,735	1.1
2,499,317		Other Securities(a)	24,220,850	7.3
			32,380,530	9.7

		Consumer Staples: 11.3%
26,446		Anheuser-Busch InBev NV	2,085,040	0.6
64,694		British American Tobacco PLC	3,289,033	1.0
84,092		Diageo PLC	2,167,465	0.6
32,979		Imperial Tobacco Group PLC	1,270,620	0.4
108,336		Nestle S.A.	6,465,262	1.9
31,170		SABMiller PLC	1,250,576	0.4
264,626		Tesco PLC	1,286,032	0.4
55,136		Unilever NV	1,841,847	0.6
43,812		Unilever PLC	1,470,929	0.4
986,723		Other Securities(a)	16,531,189	5.0
			37,657,993	11.3

		Energy: 8.0%
111,144		BG Group PLC	2,275,275	0.7
623,380		BP PLC	4,163,045	1.3
79,117		ENI S.p.A.	1,680,856	0.5
122,050		Royal Dutch Shell PLC — Class A	4,112,215	1.2
88,960		Royal Dutch Shell PLC — Class B	3,106,807	0.9

COMMON STOCK: (continued)
		Energy: (continued)
69,752	L	Total S.A.	$3,139,470	1.0
419,373		Other Securities(a)	7,987,296	2.4
			26,464,964	8.0

		Financials: 21.6%
15,380		Allianz AG	1,546,999	0.5
88,309		Australia & New Zealand Banking Group Ltd.	2,011,687	0.6
314,989		Banco Santander Central Hispano S.A.	2,083,737	0.6
51,826		Commonwealth Bank of Australia	2,838,234	0.9
590,599		HSBC Holdings PLC	5,204,249	1.6
430,221		Mitsubishi UFJ Financial Group, Inc.	2,061,137	0.6
752,572		Mizuho Financial Group, Inc.	1,271,278	0.4
73,679		National Australia Bank Ltd.	1,794,643	0.5
78,795		Standard Chartered PLC	1,711,658	0.5
44,300		Sumitomo Mitsui Financial Group, Inc.	1,463,447	0.4
118,872	@	UBS AG — Reg	1,391,061	0.4
102,397		Westpac Banking Corp.	2,235,964	0.7
9,486,495		Other Securities(a)	46,047,368	13.9
			71,661,462	21.6

		Health Care: 9.6%
41,839		AstraZeneca PLC	1,869,682	0.5
27,068		Bayer AG	1,950,506	0.6
165,851		GlaxoSmithKline PLC	3,767,136	1.1
75,556		Novartis AG	4,224,435	1.3
13,400		Novo-Nordisk A/S	1,943,494	0.6
23,080		Roche Holding AG — Genusschein	3,986,678	1.2
38,965		Sanofi-Aventis	2,949,690	0.9
346,043		Other Securities(a)	11,294,758	3.4
			31,986,379	9.6

		Industrials: 12.0%
27,054		Siemens AG	2,273,276	0.7
10,576,488		Other Securities(a)	37,600,625	11.3
			39,873,901	12.0

		Information Technology: 4.3%
38,000	L	Canon, Inc.	1,516,600	0.5
30,278		SAP AG	1,792,928	0.5
1,148,009		Other Securities(a)	10,855,164	3.3
			14,164,692	4.3

		Materials: 9.2%
43,341		Anglo American PLC	1,424,413	0.4
30,205		BASF AG	2,100,292	0.7
107,101		BHP Billiton Ltd.	3,488,528	1.1
70,678		BHP Billiton PLC	2,008,835	0.6

See Accompanying Notes to Financial Statements

73

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: (continued)
44,036	Rio Tinto PLC	$2,092,746	0.6
1,888,001	Other Securities(a)	19,345,326	5.8
		30,460,140	9.2

	Telecommunication Services: 3.9%
138,817	Telefonica S.A.	1,827,314	0.6
1,636,546	Vodafone Group PLC	4,599,919	1.4
1,132,387	Other Securities(a)	6,412,683	1.9
		12,839,916	3.9

	Telecommunications: 1.5%
719,107	Other Securities(a)	5,020,543	1.5

	Utilities: 4.0%
58,763	E.ON AG	1,269,820	0.4
119,075	National Grid PLC	1,261,957	0.4
1,542,533	Other Securities(a)	10,630,543	3.2
		13,162,320	4.0
	Total Common Stock
	(Cost $268,179,605)	315,672,840	95.1

PREFERRED STOCK: 0.3%
	Consumer Discretionary: 0.3%
13,040	Other Securities(a)	1,103,612	0.3

	Total Preferred Stock
	(Cost $750,412)	1,103,612	0.3

RIGHTS: 0.0%
	Consumer Discretionary: 0.0%
3,529	Other Securities	3,568	0.0

	Energy: 0.0%
26,388	Other Securities	18,500	0.0

	Financials: —%
15,860	Other Securities	—	—

	Total Rights
	(Cost $—)	22,068	0.0

WARRANTS: 0.0%
	Consumer Staples: 0.0%
17,122	Other Securities	1,690	0.0
	Total Warrants
	(Cost $—)	1,690	0.0
	Total Long-Term Investments
	(Cost $268,930,017)	316,800,210	95.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc(1): 2.4%
1,883,540	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,883,569, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $1,921,211, due 05/01/32–06/01/42)	$1,883,540	0.6
1,883,540	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,883,571, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,921,211, due 07/01/42–02/20/61)	1,883,540	0.6
1,883,540	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,883,568, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,921,211, due 04/01/24–06/01/42)	1,883,540	0.5
1,883,540	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,883,579, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,921,211, due 10/01/14–02/25/44)	1,883,540	0.6
396,533	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $396,540, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $404,464, due 07/01/21–04/01/42)	396,533	0.1
		7,930,693	2.4

See Accompanying Notes to Financial Statements

74

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 3.7%
12,250,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $12,250,000)	$12,250,000	3.7

	Total Short-Term Investments
	(Cost $20,180,693)	20,180,693	6.1
	Total Investments in Securities (Cost $289,110,710)	$336,980,903	101.5
	Liabilities in Excess of Other Assets	(4,928,440)	(1.5)
	Net Assets	$332,052,463	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $297,798,823.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$71,401,400
Gross Unrealized Depreciation	(32,219,320)
Net Unrealized Appreciation	$39,182,080

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$73,410	$32,307,120	$—	$32,380,530
Consumer Staples	117,074	37,540,919	—	37,657,993
Energy	—	26,464,964	—	26,464,964
Financials	—	71,661,462	—	71,661,462
Health Care	—	31,986,379	—	31,986,379
Industrials	127,374	39,746,527	—	39,873,901
Information Technology	—	14,164,692	—	14,164,692
Materials	—	30,460,140	—	30,460,140
Telecommunication Services	—	12,839,916	—	12,839,916
Telecommunications	—	5,020,543	—	5,020,543
Utilities	—	13,162,320	—	13,162,320
Total Common Stock	317,858	315,354,982	—	315,672,840
Preferred Stock	—	1,103,612	—	1,103,612
Rights	18,500	3,568	—	22,068
Warrants	1,690	—	—	1,690
Short-Term Investments	12,250,000	7,930,693	–	20,180,693
Total Investments, at fair value	$12,588,048	$324,392,855	$—	$336,980,903
Other Financial Instruments+
Futures	767,492	—	—	767,492
Total Assets	$13,355,540	$324,392,855	$—	$337,748,395

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

75

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING International Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	201	09/21/12	$14,309,190	$767,492
			$14,309,190	$767,492

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$767,492
Total Asset Derivatives		$767,492

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$215,409	$—	$215,409
Equity contracts	—	1,130,720	1,130,720
Total	$215,409	$1,130,720	$1,346,129

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(79,073)	$—	$(79,073)
Equity contracts	—	599,780	599,780
Total	$(79,073)	$599,780	$520,707

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

76

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Industrials	21.0%
Consumer Discretionary	19.4%
Financials	17.0%
Information Technology	11.3%
Materials	7.4%
Consumer Staples	7.4%
Health Care	6.3%
Telecommunication Services	4.5%
Utilities	2.9%
Energy	1.4%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 19.4%
106,800		Bridgestone Corp.	$2,452,566	0.5
81,300		Denso Corp.	2,778,104	0.6
277,300		Honda Motor Co., Ltd.	9,676,535	2.2
413,100		Nissan Motor Co., Ltd.	3,922,686	0.9
373,000		Panasonic Corp.	3,049,204	0.7
204,600		Sony Corp.	2,925,628	0.6
430,860		Toyota Motor Corp.	17,390,467	3.9
6,095,102		Other Securities(a)	44,322,873	10.0
			86,518,063	19.4

		Consumer Staples: 7.4%
162,000		Japan Tobacco, Inc.	4,799,355	1.1
91,200		Kao Corp.	2,515,149	0.6
135,900		Seven & I Holdings Co., Ltd.	4,096,753	0.9
1,745,990		Other Securities(a)	21,365,466	4.8
			32,776,723	7.4

		Energy: 1.4%
452		Inpex Holdings, Inc.	2,538,659	0.6
372,810		JX Holdings, Inc.	1,921,468	0.4
273,900		Other Securities(a)	1,999,413	0.4
			6,459,540	1.4

		Financials: 17.0%
1,733		Dai-ichi Life Insurance Co., Ltd.	2,007,053	0.5
224,000		Mitsubishi Estate Co., Ltd.	4,018,740	0.9
2,482,400		Mitsubishi UFJ Financial Group, Inc.	11,892,878	2.7
144,000		Mitsui Fudosan Co., Ltd.	2,794,008	0.6
4,152,000		Mizuho Financial Group, Inc.	7,013,743	1.6

COMMON STOCK: (continued)
		Financials: (continued)
685,200		Nomura Holdings, Inc.	$2,561,648	0.6
245,752		Sumitomo Mitsui Financial Group, Inc.	8,118,400	1.8
76,000		Sumitomo Realty & Development Co., Ltd.	1,869,326	0.4
122,600		Tokio Marine Holdings, Inc.	3,076,414	0.7
5,875,926		Other Securities(a)	32,092,567	7.2
			75,444,777	17.0

		Health Care: 6.3%
74,900		Astellas Pharma, Inc.	3,268,540	0.7
116,300		Daiichi Sankyo Co., Ltd.	1,961,033	0.4
42,600		Eisai Co., Ltd.	1,865,495	0.4
68,400		Otsuka Holdings Co. Ltd.	2,099,554	0.5
128,200		Takeda Pharmaceutical Co., Ltd.	5,820,519	1.3
614,741		Other Securities	13,182,256	3.0
			28,197,397	6.3

		Industrials: 21.0%
275		Central Japan Railway Co.	2,165,865	0.5
56,500		East Japan Railway Co.	3,547,703	0.8
34,000		Fanuc Ltd.	5,588,958	1.3
259,200		Itochu Corp.	2,724,363	0.6
161,900		Komatsu Ltd.	3,864,770	0.9
286,000		Marubeni Corp.	1,905,589	0.4
235,800		Mitsubishi Corp.	4,766,530	1.1
325,000		Mitsubishi Electric Corp.	2,719,101	0.6
550,000		Mitsubishi Heavy Industries Ltd.	2,235,841	0.5
279,500		Mitsui & Co., Ltd.	4,153,329	0.9
188,600		Sumitomo Corp.	2,638,855	0.6
10,056,201		Other Securities(a)	57,073,253	12.8
			93,384,157	21.0

		Information Technology: 11.3%
206,466	L	Canon, Inc.	8,240,167	1.9
744,146		Hitachi Ltd.	4,588,286	1.0
8,100		Keyence Corp.	2,003,722	0.4
27,000		Kyocera Corp.	2,336,579	0.5
18,600		Nintendo Co., Ltd.	2,172,126	0.5
677,000		Toshiba Corp.	2,576,905	0.6
2,721,632		Other Securities(a)	28,269,849	6.4
			50,187,634	11.3

		Materials: 7.4%
889,000		Nippon Steel Corp.	2,016,400	0.4
61,700		Shin-Etsu Chemical Co., Ltd.	3,397,696	0.8
6,470,954		Other Securities(a)	27,446,554	6.2
			32,860,650	7.4

See Accompanying Notes to Financial Statements

77

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 4.5%
503	KDDI Corp.	$3,244,808	0.7
149,200	Nippon Telegraph & Telephone Corp.	6,957,273	1.6
2,652	NTT DoCoMo, Inc.	4,412,935	1.0
146,800	Softbank Corp.	5,464,437	1.2
		20,079,453	4.5

	Utilities: 2.9%
402,000	Tokyo Gas Co., Ltd.	2,054,630	0.5
1,286,400	Other Securities(a)	10,681,368	2.4
		12,735,998	2.9

	Total Common Stock
	(Cost $463,715,536)	438,644,392	98.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc(1): 5.8%
6,102,972	Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $6,103,087, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–6.000%, Market Value plus accrued interest $6,225,031, due 04/20/61–05/15/42)	6,102,972	1.4
6,102,972	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,103,072, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $6,225,031, due 07/01/42–02/20/61)	6,102,972	1.4
6,102,972	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $6,103,047, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $6,225,038, due 06/15/15)	6,102,972	1.3

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
6,102,972	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,103,097, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $6,225,031, due 10/01/14–02/25/44)	$6,102,972	1.4
1,284,836	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,284,857, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,310,533, due 07/01/21–04/01/42)	1,284,836	0.3
		25,696,724	5.8

	Total Short-Term Investments
	(Cost $25,696,724)	25,696,724	5.8
	Total Investments in Securities (Cost $489,412,260)	$464,341,116	104.4
	Liabilities in Excess of Other Assets	(19,690,999)	(4.4)
	Net Assets	$444,650,117	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $494,158,805.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$27,428,451
Gross Unrealized Depreciation	(57,246,140)
Net Unrealized Depreciation	$(29,817,689)

See Accompanying Notes to Financial Statements

78

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$48,953	$86,469,110	$—	$86,518,063
Consumer Staples	—	32,776,723	—	32,776,723
Energy	—	6,459,540	—	6,459,540
Financials	—	75,444,777	—	75,444,777
Health Care	—	28,197,397	—	28,197,397
Industrials	45,225	93,338,932	—	93,384,157
Information Technology	—	50,187,634	—	50,187,634
Materials	—	32,860,650	—	32,860,650
Telecommunication Services	—	20,079,453	—	20,079,453
Utilities	—	12,735,998	—	12,735,998
Total Common Stock	94,178	438,550,214	—	438,644,392
Short-Term Investments	—	25,696,724	—	25,696,724
Total Investments, at fair value	$94,178	$464,246,938	$—	$464,341,116
Other Financial Instruments+
Futures	602,544	—	—	602,544
Forward Foreign Currency Contracts	—	3,662	—	3,662
Total Assets	$696,722	$464,250,600	$—	$464,947,322
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(73,235)	$—	$(73,235)
Total Liabilities	$—	$(73,235)	$—	$(73,235)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen	260,000,000	Buy	09/19/12	$3,266,877	$3,256,359	$(10,518)
UBS AG	Japanese Yen	286,000,000	Buy	09/19/12	3,627,485	3,581,995	(45,490)
							$(56,008)
Credit Suisse First Boston	Japanese Yen	24,000,000	Sell	09/19/12	$304,249	$300,587	$3,662
JPMorgan Chase & Co.	Japanese Yen	220,000,000	Sell	09/19/12	2,738,154	2,755,381	(17,227)
							$(13,565)

See Accompanying Notes to Financial Statements

79

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	66	09/13/12	$6,349,409	$602,544
			$6,349,409	$602,544

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,662
Equity contracts	Net Assets — Unrealized appreciation*	602,544
Total Asset Derivatives		$606,206
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$73,235
Total Liability Derivatives		$73,235

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$105,616	$—	$105,616
Equity contracts	—	(571,287)	(571,287)
Total	$105,616	$(571,287)	$(465,671)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(265,091)	$—	$(265,091)
Equity contracts	—	640,969	640,969
Total	$(265,091)	$640,969	$375,878

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

80

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	37.0%
Consumer Staples	15.0%
Consumer Discretionary	12.8%
Industrials	11.2%
Health Care	11.1%
Financials	3.3%
Energy	3.2%
Materials	2.9%
Telecommunication Services	2.5%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.0%
		Consumer Discretionary: 12.8%
29,985	@	Amazon.com, Inc.	$6,847,075	1.7
105,952		Comcast Corp. — Class A	3,387,285	0.8
54,288	@	DIRECTV	2,650,340	0.7
126,865		Home Depot, Inc.	6,722,576	1.6
84,233		McDonald’s Corp.	7,457,148	1.8
4,128	@	Priceline.com, Inc.	2,743,139	0.7
62,869		Starbucks Corp.	3,352,175	0.8
61,410		TJX Cos., Inc.	2,636,331	0.6
54,517		Walt Disney Co.	2,644,075	0.6
279,510		Other Securities	14,279,111	3.5
			52,719,255	12.8

		Consumer Staples: 15.0%
130,875		Altria Group, Inc.	4,521,731	1.1
160,994		Coca-Cola Co.	12,588,121	3.1
36,274		Colgate-Palmolive Co.	3,776,123	0.9
35,911		Costco Wholesale Corp.	3,411,545	0.8
129,628		PepsiCo, Inc.	9,159,515	2.2
129,916		Philip Morris International, Inc.	11,336,470	2.7
110,527		Wal-Mart Stores, Inc.	7,705,943	1.9
189,504		Other Securities	9,506,531	2.3
			62,005,979	15.0

		Energy: 3.2%
110,529		Schlumberger Ltd.	7,174,438	1.7
147,154		Other Securities	6,024,620	1.5
			13,199,058	3.2

		Financials: 3.3%
53,363		American Express Co.	3,106,260	0.7
21,136		Simon Property Group, Inc.	3,290,030	0.8
104,682		Other Securities	7,422,601	1.8
			13,818,891	3.3

COMMON STOCK: (continued)
		Health Care: 11.1%
123,627		Abbott Laboratories	$7,970,233	1.9
64,462		Amgen, Inc.	4,708,305	1.2
19,855	@	Biogen Idec, Inc.	2,866,665	0.7
127,115		Bristol-Myers Squibb Co.	4,569,784	1.1
66,762	@	Express Scripts Holding Co.	3,727,322	0.9
62,680	@	Gilead Sciences, Inc.	3,214,230	0.8
51,217		Johnson & Johnson	3,460,221	0.8
216,162		Other Securities	15,151,285	3.7
			45,668,045	11.1

		Industrials: 11.2%
51,704		3M Co.	4,632,678	1.1
56,064		Boeing Co.	4,165,555	1.0
54,081		Caterpillar, Inc.	4,592,018	1.1
32,969		Deere & Co.	2,666,203	0.7
64,581		Honeywell International, Inc.	3,606,203	0.9
39,473		Union Pacific Corp.	4,709,524	1.1
60,041		United Parcel Service, Inc. — Class B	4,728,829	1.1
75,539		United Technologies Corp.	5,705,461	1.4
207,940		Other Securities	11,649,014	2.8
			46,455,485	11.2

		Information Technology: 37.0%
53,368		Accenture PLC	3,206,883	0.8
77,503	@	Apple, Inc.	45,261,752	10.9
95,996	@	eBay, Inc.	4,032,792	1.0
174,038	@	EMC Corp.	4,460,594	1.1
21,456	@	Google, Inc. — Class A	12,445,982	3.0
90,347		International Business Machines Corp.	17,670,066	4.3
309,821		Intel Corp.	8,256,729	2.0
8,988		Mastercard, Inc.	3,865,829	0.9
623,890		Microsoft Corp.	19,084,795	4.6
316,687		Oracle Corp.	9,405,604	2.3
142,084		Qualcomm, Inc.	7,911,237	1.9
43,314		Visa, Inc.	5,354,910	1.3
259,346		Other Securities(a)	11,827,248	2.9
			152,784,421	37.0

		Materials: 2.9%
77,663		EI Du Pont de Nemours & Co.	3,927,418	0.9
44,213		Monsanto Co.	3,659,952	0.9
24,758		Praxair, Inc.	2,691,938	0.6
33,557		Other Securities	1,872,239	0.5
			12,151,547	2.9

		Telecommunication Services: 2.5%
235,478		Verizon Communications, Inc.	10,464,642	2.5

		Total Common Stock
		(Cost $287,102,723)	409,267,323	99.0

See Accompanying Notes to Financial Statements

81

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc(1): 0.0%
134,410
UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $134,412, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $137,098, due 07/01/21–04/01/42)

	(Cost $134,410)	$134,410	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
3,698,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $3,698,000)	3,698,000	0.9

	Total Short-Term Investments
	(Cost $3,832,410)	3,832,410	0.9

	Total Investments in Securities (Cost $290,935,133)	$413,099,733	99.9
	Assets in Excess of Other Liabilities	432,186	0.1
	Net Assets	$413,531,919	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $290,980,143.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$124,169,978
Gross Unrealized Depreciation	(2,050,388)
Net Unrealized Appreciation	$122,119,590

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$409,267,323	$—	$—	$409,267,323
Short-Term Investments	3,698,000	134,410	—	3,832,410
Total Investments, at fair value	$412,965,323	$134,410	$—	$413,099,733
Other Financial Instruments+
Futures	118,942	—	—	118,942
Total Assets	$413,084,265	$134,410	$—	$413,218,675

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	67	09/21/12	$4,543,940	$118,942
			$4,543,940	$118,942

See Accompanying Notes to Financial Statements

82

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$118,942
Total Asset Derivatives		$118,942

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$324,805
Total	$324,805

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(56,223)
Total	$(56,223)

See Accompanying Notes to Financial Statements

83

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	21.1%
Financials	13.5%
Health Care	12.3%
Consumer Staples	11.5%
Energy	11.3%
Consumer Discretionary	9.9%
Industrials	9.8%
Telecommunication Services	3.6%
Materials	2.9%
Utilities	2.8%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 9.9%
20,265	@	Amazon.com, Inc.	$4,627,513	0.8
150,415		Comcast Corp. — Class A	4,808,767	0.9
85,733		Home Depot, Inc.	4,542,992	0.8
56,925		McDonald’s Corp.	5,039,570	0.9
100,110		Walt Disney Co.	4,855,335	0.9
902,113		Other Securities	31,129,370	5.6
			55,003,547	9.9

		Consumer Staples: 11.5%
113,968		Altria Group, Inc.	3,937,594	0.7
108,798		Coca-Cola Co.	8,506,916	1.5
71,550		CVS Caremark Corp.	3,343,531	0.6
99,309		Kraft Foods, Inc.	3,835,314	0.7
87,599		PepsiCo, Inc.	6,189,745	1.1
95,533		Philip Morris International, Inc.	8,336,210	1.5
153,481		Procter & Gamble Co.	9,400,711	1.7
94,665		Wal-Mart Stores, Inc.	6,600,044	1.2
272,066		Other Securities	14,008,349	2.5
			64,158,414	11.5

		Energy: 11.3%
110,493		Chevron Corp.	11,657,012	2.1
70,829		ConocoPhillips	3,957,925	0.7
261,925		ExxonMobil Corp.	22,412,922	4.0
45,429		Occidental Petroleum Corp.	3,896,445	0.7
74,698		Schlumberger Ltd.	4,848,647	0.9
378,054		Other Securities	16,328,076	2.9
			63,101,027	11.3

		Financials: 13.5%
56,083		American Express Co.	3,264,591	0.6

COMMON STOCK: (continued)
		Financials: (continued)
603,646		Bank of America Corp.	$4,937,824	0.9
99,747	@	Berkshire Hathaway, Inc.	8,311,918	1.5
164,242		Citigroup, Inc.	4,501,873	0.8
213,221		JPMorgan Chase & Co.	7,618,386	1.4
106,101		US Bancorp.	3,412,208	0.6
274,424		Wells Fargo & Co.	9,176,739	1.6
743,195		Other Securities	33,891,339	6.1
			75,114,878	13.5

		Health Care: 12.3%
88,129		Abbott Laboratories	5,681,677	1.0
43,558		Amgen, Inc.	3,181,476	0.6
94,325		Bristol-Myers Squibb Co.	3,390,984	0.6
153,833		Johnson & Johnson	10,392,957	1.9
170,358		Merck & Co., Inc.	7,112,447	1.3
419,428		Pfizer, Inc.	9,646,844	1.7
58,109		UnitedHealth Group, Inc.	3,399,377	0.6
437,949		Other Securities	25,666,422	4.6
			68,472,184	12.3

		Industrials: 9.8%
38,864		3M Co.	3,482,214	0.6
41,954		Boeing Co.	3,117,182	0.6
36,548		Caterpillar, Inc.	3,103,291	0.5
593,467		General Electric Co.	12,367,852	2.2
26,674		Union Pacific Corp.	3,182,475	0.6
40,623		United Parcel Service, Inc. — Class B	3,199,468	0.6
51,048		United Technologies Corp.	3,855,655	0.7
393,855		Other Securities	22,381,442	4.0
			54,689,579	9.8

		Information Technology: 21.1%
52,375	@	Apple, Inc.	30,587,000	5.5
300,051		Cisco Systems, Inc.	5,151,875	0.9
14,500	@	Google, Inc. — Class A	8,411,015	1.5
61,057		International Business Machines Corp.	11,941,528	2.1
281,795		Intel Corp.	7,509,837	1.4
421,614		Microsoft Corp.	12,897,172	2.3
214,007		Oracle Corp.	6,356,008	1.1
96,016		Qualcomm, Inc.	5,346,171	1.0
29,271		Visa, Inc.	3,618,774	0.7
791,815		Other Securities	25,351,310	4.6
			117,170,690	21.1

		Materials: 2.9%
316,707		Other Securities	16,069,451	2.9

		Telecommunication Services: 3.6%
328,392		AT&T, Inc.	11,710,459	2.1

See Accompanying Notes to Financial Statements

84

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: (continued)
159,134	Verizon Communications, Inc.	$7,071,915	1.3
34,795	Other Securities	1,374,054	0.2
		20,156,428	3.6

	Utilities: 2.8%
388,500	Other Securities	15,340,815	2.8

	Total Common Stock (Cost $344,262,701)	549,277,013	98.7

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
7,898,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,898,000)	7,898,000	1.4

	Total Short-Term Investments (Cost $7,898,000)	7,898,000	1.4

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: (continued)

	Total Investments in Securities (Cost $352,160,701)	$557,175,013	100.1
	Liabilities in Excess of Other Assets	(446,124)	(0.1)
	Net Assets	$556,728,889	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
Cost for federal income tax purposes is $357,851,381.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$209,205,851
Gross Unrealized Depreciation	(9,882,219)
Net Unrealized Appreciation	$199,323,632

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$549,277,013	$—	$—	$549,277,013
Short-Term Investments	7,898,000	—	—	7,898,000
Total Investments, at fair value	$557,175,013	$—	$—	$557,175,013
Other Financial Instruments+
Futures	216,646	—	—	216,646
Total Assets	$557,391,659	$—	$—	$557,391,659

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	123	09/21/12	$8,341,860	$216,646
			$8,341,860	$216,646

See Accompanying Notes to Financial Statements

85

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$216,646
Total Asset Derivatives		$216,646

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,999,617
Total	$1,999,617

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(551,558)
Total	$(551,558)

See Accompanying Notes to Financial Statements

86

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	23.8%
Energy	19.5%
Health Care	13.6%
Industrials	8.4%
Consumer Staples	8.0%
Consumer Discretionary	7.0%
Utilities	5.5%
Information Technology	5.0%
Telecommunication Services	4.7%
Materials	2.9%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 7.0%
27,719		Comcast Corp. — Class A	$886,176	0.9
73,901		Ford Motor Co.	708,711	0.7
20,522		Lowe’s Cos., Inc.	583,646	0.6
27,069		News Corp. — Class A	603,368	0.6
12,295		Target Corp.	715,446	0.7
18,910		Time Warner, Inc.	728,035	0.8
22,251		Walt Disney Co.	1,079,173	1.1
54,591		Other Securities	1,505,130	1.6
			6,809,685	7.0

		Consumer Staples: 8.0%
20,145		CVS Caremark Corp.	941,376	1.0
33,108		Kraft Foods, Inc.	1,278,631	1.3
50,035		Procter & Gamble Co.	3,064,644	3.1
16,996		Walgreen Co.	502,742	0.5
7,025		Wal-Mart Stores, Inc.	489,783	0.5
39,084		Other Securities	1,557,429	1.6
			7,834,605	8.0

		Energy: 19.5%
9,841		Anadarko Petroleum Corp.	651,474	0.7
7,699		Apache Corp.	676,665	0.7
38,858		Chevron Corp.	4,099,519	4.2
24,909		ConocoPhillips	1,391,915	1.4
92,113		ExxonMobil Corp.	7,882,109	8.1
15,978		Occidental Petroleum Corp.	1,370,433	1.4
80,535		Other Securities	2,985,114	3.0
			19,057,229	19.5

		Financials: 23.8%
6,672		ACE Ltd.	494,595	0.5

COMMON STOCK: (continued)
		Financials: (continued)
212,288		Bank of America Corp.	$1,736,516	1.8
23,700		Bank of New York Mellon Corp.	520,215	0.5
35,081	@	Berkshire Hathaway, Inc.	2,923,300	3.0
10,500		Capital One Financial Corp.	573,930	0.6
57,758		Citigroup, Inc.	1,583,147	1.6
9,689		Goldman Sachs Group, Inc.	928,788	1.0
74,985		JPMorgan Chase & Co.	2,679,214	2.8
16,757		Metlife, Inc.	516,953	0.5
10,416		PNC Financial Services Group, Inc.	636,522	0.7
37,313		US Bancorp.	1,199,986	1.2
96,511		Wells Fargo & Co.	3,227,328	3.3
162,223		Other Securities	6,187,322	6.3
			23,207,816	23.8

		Health Care: 13.6%
12,836		Eli Lilly & Co.	550,793	0.6
41,927		Johnson & Johnson	2,832,588	2.9
19,186		Medtronic, Inc.	743,074	0.7
59,914		Merck & Co., Inc.	2,501,409	2.6
147,505		Pfizer, Inc.	3,392,615	3.5
20,436		UnitedHealth Group, Inc.	1,195,506	1.2
39,711		Other Securities	2,012,746	2.1
			13,228,731	13.6

		Industrials: 8.4%
5,821		FedEx Corp.	533,262	0.5
208,710		General Electric Co.	4,349,516	4.5
62,737		Other Securities	3,302,625	3.4
			8,185,403	8.4

		Information Technology: 5.0%
105,519		Cisco Systems, Inc.	1,811,761	1.8
38,952		Hewlett-Packard Co.	783,325	0.8
25,468		Intel Corp.	678,722	0.7
98,811		Other Securities	1,619,102	1.7
			4,892,910	5.0

		Materials: 2.9%
23,547		Dow Chemical Co.	741,730	0.8
18,697		Freeport-McMoRan Copper & Gold, Inc.	637,007	0.7
26,344		Other Securities	1,386,625	1.4
			2,765,362	2.9

		Telecommunication Services: 4.7%
115,491		AT&T, Inc.	4,118,409	4.2
12,238		CenturyTel, Inc.	483,278	0.5
			4,601,687	4.7

		Utilities: 5.5%
11,258		Dominion Resources, Inc.	607,932	0.6

See Accompanying Notes to Financial Statements

87

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
41,438	Duke Energy Corp.	$955,560	1.0
16,792	Exelon Corp.	631,715	0.6
8,216	NextEra Energy, Inc.	565,343	0.6
17,113	Southern Co.	792,332	0.8
41,836	Other Securities	1,845,350	1.9
		5,398,232	5.5

	Total Common Stock
	(Cost $74,912,113)	95,981,660	98.4

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
1,805,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $1,805,000)	1,805,000	1.8

	Total Short-Term Investments
	(Cost $1,805,000)	1,805,000	1.8

	Total Investments in Securities (Cost $76,717,113)	$97,786,660	100.2
	Liabilities in Excess of Other Assets	(189,734)	(0.2)
	Net Assets	$97,596,926	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
Cost for federal income tax purposes is $80,554,793.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$22,757,539
Gross Unrealized Depreciation	(5,525,672)
Net Unrealized Appreciation	$17,231,867

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$95,981,660	$—	$—	$95,981,660
Short-Term Investments	1,805,000	—	—	1,805,000
Total Investments, at fair value	$97,786,660	$—	$—	$97,786,660
Other Financial Instruments+
Futures	45,856	—	—	45,856
Total Assets	$97,832,516	$—	$—	$97,832,516

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	26	09/21/12	$1,763,320	$45,856
			$1,763,320	$45,856

See Accompanying Notes to Financial Statements

88

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$45,856
Total Asset Derivatives		$45,856

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$217,566
Total	$217,566

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(389)
Total	$(389)

See Accompanying Notes to Financial Statements

89

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Consumer Discretionary	23.9%
Information Technology	17.4%
Industrials	15.0%
Health Care	13.8%
Consumer Staples	8.3%
Financials	7.7%
Materials	6.1%
Energy	5.0%
Telecommunication Services	1.7%
Utilities	0.7%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.6%
		Consumer Discretionary: 23.9%
5,519	@	Autozone, Inc.	$2,026,411	0.7
33,630	@	Bed Bath & Beyond, Inc.	2,078,334	0.7
4,597	@	Chipotle Mexican Grill, Inc.	1,746,630	0.6
36,957	@	Discovery Communications, Inc. — Class A	1,995,678	0.7
26,775	@	Dollar General Corp.	1,456,292	0.5
33,624	@	Dollar Tree, Inc.	1,808,971	0.6
33,564		Harley-Davidson, Inc.	1,534,882	0.6
38,029	@	Liberty Global, Inc.	1,887,379	0.7
34,997		Limited Brands, Inc.	1,488,423	0.5
40,546		McGraw-Hill Cos., Inc.	1,824,570	0.7
39,518		Omnicom Group	1,920,575	0.7
18,278	@	O’Reilly Automotive, Inc.	1,531,148	0.5
32,839		Ross Stores, Inc.	2,051,453	0.7
12,707		VF Corp.	1,695,749	0.6
1,604,032		Other Securities(a)	42,463,611	15.1
			67,510,106	23.9

		Consumer Staples: 8.3%
21,756		Hershey Co.	1,567,085	0.5
28,890		HJ Heinz Co.	1,571,038	0.6
81,316		Kroger Co.	1,885,718	0.7
18,920		Lorillard, Inc.	2,496,494	0.9
29,558		Mead Johnson Nutrition Co.	2,379,715	0.8
20,896	@	Monster Beverage Corp.	1,487,795	0.5
26,609		Whole Foods Market, Inc.	2,536,370	0.9
264,361		Other Securities(a)	9,525,130	3.4
			23,449,345	8.3

COMMON STOCK: (continued)
		Energy: 5.0%
23,509		Range Resources Corp.	$1,454,502	0.5
291,436		Other Securities(a)	12,603,076	4.5
			14,057,578	5.0

		Financials: 7.7%
10,546	@	Intercontinental Exchange, Inc.	1,434,045	0.5
28,654		Starwood Hotels & Resorts Worldwide, Inc.	1,519,808	0.5
36,979		T. Rowe Price Group, Inc.	2,328,198	0.8
427,250		Other Securities(a)	16,466,649	5.9
			21,748,700	7.7

		Health Care: 13.8%
50,393		Agilent Technologies, Inc.	1,977,421	0.7
27,846	@	Alexion Pharmaceuticals, Inc.	2,765,108	1.0
36,669		AmerisourceBergen Corp.	1,442,925	0.5
21,005	@	Cerner Corp.	1,736,273	0.6
16,612	@	Edwards Lifesciences Corp.	1,716,020	0.6
13,542		Perrigo Co.	1,597,008	0.6
35,079		St. Jude Medical, Inc.	1,400,003	0.5
30,598	@	Vertex Pharmaceuticals, Inc.	1,711,040	0.6
521,473		Other Securities(a)	24,511,807	8.7
			38,857,605	13.8

		Industrials: 15.0%
23,574		CH Robinson Worldwide, Inc.	1,379,786	0.5
42,917		Fastenal Co.	1,729,984	0.6
18,253		Goodrich Corp.	2,316,306	0.8
35,509		Ingersoll-Rand PLC	1,497,770	0.5
20,690		Rockwell Automation, Inc.	1,366,781	0.5
14,126		Roper Industries, Inc.	1,392,541	0.5
8,469		WW Grainger, Inc.	1,619,612	0.6
796,980		Other Securities(a)	31,008,603	11.0
			42,311,383	15.0

		Information Technology: 17.4%
46,532		Altera Corp.	1,574,643	0.6
26,992	@	Citrix Systems, Inc.	2,265,708	0.8
42,570		Intuit, Inc.	2,526,529	0.9
43,790		Paychex, Inc.	1,375,444	0.5
27,959	@	Red Hat, Inc.	1,579,124	0.6
24,455	@	Teradata Corp.	1,761,005	0.6
88,857		Western Union Co.	1,496,352	0.5
1,183,281		Other Securities(a)	36,486,739	12.9
			49,065,544	17.4

		Materials: 6.1%
22,077		PPG Industries, Inc.	2,342,811	0.8
12,590		Sherwin-Williams Co.	1,666,286	0.6
282,130		Other Securities(a)	13,148,059	4.7
			17,157,156	6.1

See Accompanying Notes to Financial Statements

90

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: 1.7%
42,474	@	Crown Castle International Corp.	$2,491,525	0.9
102,163		Other Securities	2,320,223	0.8
			4,811,748	1.7
		Utilities: 0.7%
45,378		Other Securities	1,953,621	0.7

		Total Common Stock
		(Cost $201,231,196)	280,922,786	99.6

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateralcc(1): 1.6%
1,049,543		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,049,559, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $1,070,534, due 05/01/32–06/01/42)	1,049,543	0.4
1,049,543		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,049,560, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,070,534, due 07/01/42–02/20/61)	1,049,543	0.4
1,049,543		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,049,559, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,070,534, due 04/01/24–06/01/42)	1,049,543	0.3
1,049,543		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,049,565, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,070,534, due 10/01/14–02/25/44)	1,049,543	0.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
220,955		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $220,959, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $225,374, due 07/01/21–04/01/42)	$220,955	0.1
			4,419,127	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
25,001		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $25,001)	25,001	0.0

		Total Short-Term Investments
		(Cost $4,444,128)	4,444,128	1.6

		Total Investments in Securities (Cost $205,675,324)	$285,366,914	101.2
		Liabilities in Excess of Other Assets	(3,380,285)	(1.2)
		Net Assets	$281,986,629	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $206,399,174.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$84,933,200
Gross Unrealized Depreciation	(5,965,460)
Net Unrealized Appreciation	$78,967,740

See Accompanying Notes to Financial Statements

91

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$280,922,786	$—	$—	$280,922,786
Short-Term Investments	25,001	4,419,127	—	4,444,128
Total Investments, at fair value	$280,947,787	$4,419,127	$—	$285,366,914
Other Financial Instruments+
Futures	41,552	—	—	41,552
Total Assets	$280,989,339	$4,419,127	$—	$285,408,466

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	18	09/21/12	$1,691,100	$41,552
			$1,691,100	$41,552

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$41,552
Total Liability Derivatives		$41,552

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$189,174
Total	$189,174

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$51,506
Total	$51,506

See Accompanying Notes to Financial Statements

92

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	19.4%
Consumer Discretionary	15.8%
Information Technology	13.5%
Industrials	12.4%
Health Care	10.1%
Energy	6.7%
Consumer Staples	6.4%
Utilities	6.0%
Materials	6.0%
Telecommunication Services	1.4%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 15.8%
14,275	@	Autozone, Inc.	$5,241,352	0.3
87,166	@	Bed Bath & Beyond, Inc.	5,386,859	0.4
95,593	@	Discovery Communications, Inc. — Class A	5,162,022	0.3
86,958	@	Dollar Tree, Inc.	4,678,340	0.3
98,339	@	Liberty Global, Inc.	4,880,564	0.3
155,431		Macy’s, Inc.	5,339,055	0.4
104,878		McGraw-Hill Cos., Inc.	4,719,510	0.3
102,223		Omnicom Group	4,968,038	0.3
84,934		Ross Stores, Inc.	5,305,827	0.3
7,326,981		Other Securities(a)	200,811,746	12.9
			246,493,313	15.8

		Consumer Staples: 6.4%
119,939		HJ Heinz Co.	6,522,283	0.4
210,355		Kroger Co.	4,878,133	0.3
48,938		Lorillard, Inc.	6,457,369	0.4
76,449		Mead Johnson Nutrition Co.	6,154,909	0.4
68,817		Whole Foods Market, Inc.	6,559,636	0.4
1,799,189		Other Securities	69,628,069	4.5
			100,200,399	6.4

		Energy: 6.7%
127,749		Marathon Petroleum Corp.	5,738,485	0.4
66,655		Noble Energy, Inc.	5,653,677	0.3
207,294		Valero Energy Corp.	5,006,150	0.3
2,979,459		Other Securities(a)	88,686,168	5.7
			105,084,480	6.7

COMMON STOCK: (continued)
		Financials: 19.4%
365,392		Annaly Capital Management, Inc.	$6,131,278	0.4
122,392	@	Aon PLC	5,725,498	0.4
35,749		AvalonBay Communities, Inc.	5,057,768	0.3
56,173		Boston Properties, Inc.	6,087,468	0.4
344,969		Fifth Third Bancorp.	4,622,585	0.3
157,266		HCP, Inc.	6,943,294	0.4
80,156		Health Care Real Estate Investment Trust, Inc.	4,673,095	0.3
229,123		Progressive Corp.	4,772,632	0.3
172,340		ProLogis, Inc.	5,726,858	0.4
201,753		SunTrust Bank	4,888,475	0.3
95,640		T. Rowe Price Group, Inc.	6,021,494	0.4
108,374		Ventas, Inc.	6,840,567	0.4
69,600		Vornado Realty Trust	5,845,008	0.4
10,289,650		Other Securities(a)	229,412,402	14.7
			302,748,422	19.4

		Health Care: 10.1%
130,319		Agilent Technologies, Inc.	5,113,718	0.3
72,017	@	Alexion Pharmaceuticals, Inc.	7,151,288	0.5
108,084		Cigna Corp.	4,755,696	0.3
61,176		Humana, Inc.	4,737,469	0.3
117,643		St. Jude Medical, Inc.	4,695,132	0.3
3,702,806		Other Securities(a)	131,809,616	8.4
			158,262,919	10.1

		Industrials: 12.4%
126,612		Eaton Corp.	5,017,634	0.3
47,214		Goodrich Corp.	5,991,457	0.4
111,980		Ingersoll-Rand PLC	4,723,316	0.3
133,744		Paccar, Inc.	5,241,427	0.3
4,871,401		Other Securities(a)	173,630,990	11.1
			194,604,824	12.4

		Information Technology: 13.5%
480,547		Applied Materials, Inc.	5,507,069	0.4
69,809	@	Citrix Systems, Inc.	5,859,767	0.4
110,091		Intuit, Inc.	6,533,901	0.4
8,280,381		Other Securities(a)	192,924,869	12.3
			210,825,606	13.5

		Materials: 6.0%
24,606		CF Industries Holdings, Inc.	4,767,166	0.3
163,950		International Paper Co.	4,739,795	0.3
57,093		PPG Industries, Inc.	6,058,709	0.4
2,314,422		Other Securities(a)	78,182,573	5.0
			93,748,243	6.0

		Telecommunication Services: 1.4%
109,848	@	Crown Castle International Corp.	6,443,684	0.4

See Accompanying Notes to Financial Statements

93

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: (continued)
2,233,756	Other Securities(a)	$15,093,625	1.0
		21,537,309	1.4

	Utilities: 6.0%
122,160	Edison International	5,643,792	0.3
217,462	PPL Corp.	6,047,618	0.4
90,344	Sempra Energy	6,222,895	0.4
182,593	Xcel Energy, Inc.	5,187,467	0.3
2,409,591	Other Securities	71,290,240	4.6
		94,392,012	6.0

	Total Common Stock
	(Cost $1,133,005,441)	1,527,897,527	97.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 1.6%
5,742,907	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $5,742,997, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $5,857,765, due 05/01/32–06/01/42)	5,742,907	0.4
5,742,907	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $5,743,001, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $5,857,765, due 07/01/42–02/20/61)	5,742,907	0.4
5,742,907	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $5,742,992, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $5,857,765, due 04/01/24–06/01/42)	5,742,907	0.3
5,742,907	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $5,743,025,

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
	collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $5,857,765, due 10/01/14–02/25/44)	$5,742,907	0.4
1,209,030	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,209,050, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,233,211, due 07/01/21–04/01/42)	1,209,030	0.1
		24,180,658	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
19,069,187	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $19,069,187)	19,069,187	1.2

	Total Short-Term Investments
	(Cost $43,249,845)	43,249,845	2.8

	Total Investments in Securities (Cost $1,176,255,286)	$1,571,147,372	100.5
	Liabilities in Excess of Other Assets	(8,480,927)	(0.5)
	Net Assets	$1,562,666,445	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $1,184,416,114.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$450,703,608
Gross Unrealized Depreciation	(63,972,350)
Net Unrealized Appreciation	$386,731,258

See Accompanying Notes to Financial Statements

94

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$1,527,897,527	$—	$—	$1,527,897,527
Short-Term Investments	19,069,187	24,180,658	—	43,249,845
Total Investments, at fair value	$1,546,966,714	$24,180,658	$—	$1,571,147,372
Other Financial Instruments+
Futures	511,805	—	—	511,805
Total Assets	$1,547,478,519	$24,180,658	$—	$1,571,659,177

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	399	09/21/12	$37,486,050	$511,805
			$37,486,050	$511,805

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$511,805
Total Liability Derivatives		$511,805

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,826,343
Total	$3,826,343

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$719,453
Total	$719,453

See Accompanying Notes to Financial Statements

95

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	20.3%
Information Technology	16.5%
Industrials	14.8%
Consumer Discretionary	13.2%
Health Care	13.1%
Energy	5.5%
Materials	4.5%
Consumer Staples	3.6%
Utilities	3.5%
Telecommunication Services	0.9%
Assets in Excess of Other Liabilities*	4.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.9%
		Consumer Discretionary: 13.2%
63,360		Brunswick Corp.	$1,407,859	0.2
22,800	@, L	Coinstar, Inc.	1,565,448	0.2
35,370		Pool Corp.	1,431,070	0.2
45,580		Sotheby’s	1,520,549	0.2
35,960		Wolverine World Wide, Inc.	1,394,529	0.2
5,599,112		Other Securities(a)	91,926,654	12.2
			99,246,109	13.2

		Consumer Staples: 3.6%
27,030	@	Hain Celestial Group, Inc.	1,487,731	0.2
24,710	@	TreeHouse Foods, Inc.	1,539,186	0.2
32,330	@	United Natural Foods, Inc.	1,773,624	0.2
1,565,543		Other Securities(a)	22,218,570	3.0
			27,019,111	3.6

		Energy: 5.5%
37,270		Berry Petroleum Co.	1,478,128	0.2
23,920	@	Dril-Quip, Inc.	1,568,913	0.2
47,600	@, L	Energy XXI Bermuda Ltd.	1,489,404	0.2
3,834,960		Other Securities(a)	36,631,392	4.9
			41,167,837	5.5

		Financials: 20.3%
33,710		Entertainment Properties Trust	1,385,818	0.2
42,316		Highwoods Properties, Inc.	1,423,933	0.2
50,200		LaSalle Hotel Properties	1,462,828	0.2
64,980		Omega Healthcare Investors, Inc.	1,462,050	0.2
34,000		Prosperity Bancshares, Inc.	1,429,020	0.2

COMMON STOCK: (continued)
		Financials: (continued)
67,350		Starwood Property Trust, Inc.	$1,435,229	0.2
139,106		Susquehanna Bancshares, Inc.	1,432,792	0.2
10,265,497		Other Securities(a)	142,083,463	18.9
			152,115,133	20.3

		Health Care: 13.1%
22,680	@, L	Athenahealth, Inc.	1,795,576	0.2
38,200	@	Cepheid, Inc.	1,709,450	0.2
40,870	@	Cubist Pharmaceuticals, Inc.	1,549,382	0.2
18,790	@	Haemonetics Corp.	1,392,527	0.2
65,420	@	Healthsouth Corp.	1,521,669	0.2
57,860	@	HMS Holdings Corp.	1,927,316	0.3
41,500		Medicis Pharmaceutical Corp.	1,417,225	0.2
33,200	@, L	Pharmacyclics, Inc.	1,813,052	0.2
35,130	@, L	Questcor Pharmaceuticals, Inc.	1,870,321	0.3
55,170	@, L	Seattle Genetics, Inc.	1,400,766	0.2
59,070	@, L	Vivus, Inc.	1,685,858	0.2
26,900	@	WellCare Health Plans, Inc.	1,425,700	0.2
7,133,073		Other Securities(a)	79,250,374	10.5
			98,759,216	13.1

		Industrials: 14.8%
30,350		Acuity Brands, Inc.	1,545,118	0.2
47,920	@	Alaska Air Group, Inc.	1,720,328	0.2
30,930		Clarcor, Inc.	1,489,589	0.2
20,110	@	Dollar Thrifty Automotive Group	1,628,106	0.2
67,960	@	Hexcel Corp.	1,752,688	0.3
23,460	@	Teledyne Technologies, Inc.	1,446,309	0.2
112,840	@, L	US Airways Group, Inc.	1,504,157	0.2
19,460		Watsco, Inc.	1,436,148	0.2
41,380		Woodward Governor Co.	1,632,027	0.2
5,609,454		Other Securities(a)	97,037,910	12.9
			111,192,380	14.8

		Information Technology: 16.5%
28,340	@	Commvault Systems, Inc.	1,404,814	0.2
68,971	@	Parametric Technology Corp.	1,445,632	0.2
17,470	@	Ultimate Software Group, Inc.	1,556,926	0.2
27,020	@	Wright Express Corp.	1,667,674	0.2
8,690,141		Other Securities(a)	117,747,808	15.7
			123,822,854	16.5

		Materials: 4.5%
2,945,623		Other Securities(a)	33,629,141	4.5

See Accompanying Notes to Financial Statements

96

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: 0.9%
16,530	@	AboveNet, Inc.	$1,388,520	0.2
728,380		Other Securities(a)	5,461,397	0.7
			6,849,917	0.9

		Utilities: 3.5%
40,590		Cleco Corp.	1,697,880	0.2
34,600		Idacorp, Inc.	1,455,968	0.2
51,550		Piedmont Natural Gas Co.	1,659,394	0.2
54,030		Portland General Electric Co.	1,440,440	0.2
33,870		Southwest Gas Corp.	1,478,425	0.2
36,020		WGL Holdings, Inc.	1,431,795	0.2
872,170		Other Securities	17,207,248	2.3
			26,371,150	3.5

		Total Common Stock
		(Cost $584,879,029)	720,172,848	95.9

WARRANTS: 0.0%
		Energy: 0.0%
7,460		Other Securities(a)	2,736	0.0

		Total Warrants
		(Cost $—)	2,736	0.0

		Total Long-Term Investments
		(Cost $584,879,029)	720,175,584	95.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 12.7%
		Securities Lending Collateralcc(1): 9.2%
16,394,685		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $16,394,955, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $16,722,579, due 07/01/42–02/20/61)	16,394,685	2.2
16,394,685		Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $16,395,035, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%–7.00%, Market Value plus accrued interest $16,722,579, due 11/15/12–03/01/48)	16,394,685	2.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
16,394,685		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $16,394,928, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $16,722,579, due 04/01/24–06/01/42)	$16,394,685	2.2
16,394,685		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $16,395,022, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $16,722,579, due 10/01/14–02/25/44)	16,394,685	2.2
3,451,510		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,451,567, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $3,520,540, due 07/01/21–04/01/42)	3,451,510	0.4
			69,030,250	9.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.5%
26,729,808		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $26,729,808)	26,729,808	3.5

		Total Short-Term Investments
		(Cost $95,760,058)	95,760,058	12.7

		Total Investments in Securities (Cost $680,639,087)	$815,935,642	108.6
		Liabilities in Excess of Other Assets	(64,642,787)	(8.6)
		Net Assets	$751,292,855	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

See Accompanying Notes to Financial Statements

97

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $682,423,087.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$181,057,679
Gross Unrealized Depreciation	(47,545,124)
Net Unrealized Appreciation	$133,512,555

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$99,246,109	$—	$—	$99,246,109
Consumer Staples	27,019,111	—	—	27,019,111
Energy	41,167,837	—	—	41,167,837
Financials	152,115,133	—	—	152,115,133
Health Care	98,746,236	12,980	—	98,759,216
Industrials	110,892,140	300,240	—	111,192,380
Information Technology	123,822,854	—	—	123,822,854
Materials	33,629,141	—	—	33,629,141
Telecommunication Services	6,849,917	—	—	6,849,917
Utilities	26,371,150	—	—	26,371,150
Total Common Stock	719,859,628	313,220	—	720,172,848
Warrants	—	2,736	—	2,736
Short-Term Investments	26,729,808	69,030,250	—	95,760,058
Total Investments, at fair value	$746,589,436	$69,346,206	$—	$815,935,642
Other Financial Instruments+
Futures	1,164,971	—	—	1,164,971
Total Assets	$747,754,407	$69,346,206	$—	$817,100,613

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	389	09/21/12	$30,941,060	$1,164,971
			$30,941,060	$1,164,971

See Accompanying Notes to Financial Statements

98

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,164,971
Total Asset Derivatives		$1,164,971

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$857,468
Total	$857,468

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,143,173
Total	$1,143,173

See Accompanying Notes to Financial Statements

99

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

U.S. Treasury Obligations	37.9%
U.S. Government Agency Obligations	34.7%
Corporate Bonds/Notes	23.8%
Collateralized Mortgage Obligations	1.9%
Foreign Government Bonds	1.1%
Municipal Bonds	0.9%
Asset-Backed Securities	0.2%
Other Bonds	0.1%
Liabilities in Excess of Other Assets*	(0.6)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 23.8%
		Consumer Discretionary: 1.8%
6,000,000		CBS Corp., 4.300%, 02/15/21	$6,434,754	0.2
7,010,000		NBC Universal Media LLC, 3.650%, 04/30/15	7,453,663	0.2
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,972,351	0.1
5,425,000		Time Warner, Inc., 4.875%–6.500%, 03/15/20–11/15/36	6,237,411	0.2
38,880,000		Other Securities	43,998,844	1.1
			70,097,023	1.8

		Consumer Staples: 1.4%
5,600,000		Lorillard Tobacco Co., 8.125%, 06/23/19	6,963,443	0.2
6,730,000		Wal-Mart Stores, Inc., 5.000%–5.625%, 04/01/40–10/25/40	8,392,185	0.2
31,541,000		Other Securities	37,325,416	1.0
			52,681,044	1.4

		Energy: 2.7%
3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	5,960,898	0.2
88,769,000		Other Securities	98,094,858	2.5
			104,055,756	2.7

		Financials: 9.4%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	2,913,125	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,842,298	0.2
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,090,884	0.4
4,610,000		Bank of America Corp., 3.625%–5.700%, 03/17/16–01/24/22	4,840,297	0.1
14,499,000		Citigroup, Inc., 5.500%–8.125%, 04/11/13–07/15/39	16,881,503	0.4

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,500,000		Credit Suisse New York, 6.000%, 02/15/18	$1,607,633	0.0
5,705,000		Credit Suisse/New York NY, 2.200%, 01/14/14	5,744,655	0.2
20,000,000		European Investment Bank, 2.375%, 03/14/14	20,583,040	0.5
10,650,000		General Electric Capital Corp., 5.875%–6.750%, 03/15/32–01/14/38	13,105,090	0.3
17,790,000		Goldman Sachs Group, Inc., 3.625%–6.750%, 02/07/16–10/01/37	18,153,462	0.5
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, 06/15/18	2,746,858	0.1
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,281,783	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,683,204	0.1
6,040,000		Inter-American Development Bank, 3.000%, 04/22/14	6,317,472	0.2
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,402,055	0.2
23,755,000		JPMorgan Chase & Co., 2.050%–5.500%, 01/24/14–10/15/40	25,018,984	0.6
16,265,000		KFW, 1.375%, 01/13/14	16,495,686	0.4
10,000,000		KFW, 2.625%, 01/25/22	10,343,420	0.3
5,495,000		Metlife, Inc., 6.750%, 06/01/16	6,451,328	0.2
9,260,000		Mexico Government International Bond, 5.125%, 01/15/20	10,903,650	0.3
13,150,000		Morgan Stanley, 5.375%–6.625%, 10/15/15–04/01/18	13,708,073	0.4
7,695,000		Prudential Financial, Inc., 3.875%–6.200%, 01/14/15–11/15/40	8,247,533	0.2
10,860,000		Wells Fargo & Co., 3.625%–4.600%, 04/15/15–04/01/21	12,047,922	0.3
115,662,000		Other Securities	126,215,738	3.3
			361,625,693	9.4

		Foreign Government Bonds: 0.6%
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,757,355	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	15,506,255	0.4
			23,263,610	0.6

		Health Care: 1.2%
4,920,000		Pfizer, Inc., 6.200%, 03/15/19	6,178,713	0.1
38,326,000		Other Securities	42,131,307	1.1
			48,310,020	1.2

See Accompanying Notes to Financial Statements

100

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Industrials: 1.4%
879,000	General Electric Co., 5.250%, 12/06/17	$1,028,171	0.0
5,514,000	Lockheed Martin Corp., 3.350%–7.750%, 09/15/21–05/01/26	6,255,146	0.2
5,895,000	Tyco International Finance S.A., 3.375%, 10/15/15	6,360,381	0.2
36,588,946	Other Securities	40,355,584	1.0
		53,999,282	1.4

	Information Technology: 0.9%
7,540,000	International Business Machines Corp., 1.875%–1.950%, 07/22/16–05/15/19	7,758,363	0.2
23,755,000	Other Securities	25,946,058	0.7
		33,704,421	0.9

	Materials: 1.2%
6,000,000	Southern Copper Corp., 5.375%, 04/16/20	6,682,332	0.2
34,960,000	Other Securities	39,801,891	1.0
		46,484,223	1.2

	Telecommunication Services: 1.5%
13,150,000	AT&T, Inc., 2.950%–6.500%, 05/15/16–09/01/37	15,062,541	0.4
7,095,000	Deutsche Telekom International Finance BV, 5.750%, 03/23/16	7,965,677	0.2
11,165,000	Verizon Communications, Inc., 4.750%–7.750%, 04/01/19–11/01/41	14,006,805	0.4
19,510,000	Other Securities	21,713,478	0.5
		58,748,501	1.5

	Utilities: 1.7%
5,670,000	Duke Energy Corp., 3.950%, 09/15/14	6,022,402	0.1
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	6,076,736	0.2
5,920,000	Southern Co., 2.375%, 09/15/15	6,104,526	0.2
43,118,000	Other Securities	47,869,526	1.2
		66,073,190	1.7

	Total Corporate Bonds/Notes
	(Cost $864,640,299)	919,042,763	23.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%
6,000,000	Bear Stearns Commercial Mortgage Securities, 4.750%–5.713%, 04/12/38–02/13/46	6,518,453	0.2
6,777,107	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%–5.924%, 01/12/38–02/15/51	7,306,777	0.2

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,340,000	Morgan Stanley Capital I, 4.970%–5.331%, 04/14/40–03/15/44	$6,804,056	0.2
47,969,023	Other Securities	52,000,831	1.3

	Total Collateralized Mortgage Obligations
	(Cost $65,004,165)	72,630,117	1.9

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	Other Securities	5,615,906	0.2

	Connecticut: 0.1%
3,735,000	Other Securities	4,700,311	0.1

	Illinois: 0.1%
4,400,000	Other Securities	4,630,340	0.1

	New Jersey: 0.2%
5,760,000	Other Securities	7,418,849	0.2

	New York: 0.1%
3,495,000	Other Securities	4,666,349	0.1

	Ohio: 0.1%
3,355,000	Other Securities	4,685,694	0.1

	Washington: 0.1%
3,900,000	Other Securities	4,672,317	0.1

	Total Municipal Bonds
	(Cost $31,628,156)	36,389,766	0.9

OTHER BONDS: 0.1%
	Foreign Government Bonds: 0.1%
2,000,000	Other Securities	1,745,614	0.1

	Total Other Bonds
	(Cost $1,889,857)	1,745,614	0.1

ASSET-BACKED SECURITIES: 0.2%
	Automobile Asset-Backed Securities: 0.1%
3,746,000	Other Securities	3,757,460	0.1

	Credit Card Asset-Backed Securities: 0.1%
2,000,000	Other Securities	2,371,637	0.1

	Other Asset-Backed Securities: 0.0%
1,500,000	Other Securities	1,598,890	0.0
	Total Asset-Backed Securities
	(Cost $7,669,260)	7,727,987	0.2

U.S. TREASURY OBLIGATIONS: 37.9%
	U.S. Treasury Bonds: 16.0%
12,275,000	1.750%, due 05/15/22	12,388,163	0.3
26,255,000	2.750%, due 02/15/19	29,161,507	0.8
21,610,000	3.375%, due 11/15/19	25,020,339	0.6
32,890,000	3.125%, due 02/15/42	35,397,863	0.9
4,330,000	6.250%, due 08/15/23	6,294,737	0.2
9,642,000	2.125%, due 08/15/21	10,144,445	0.3
14,575,000	3.125%, due 05/15/21	16,608,664	0.4

See Accompanying Notes to Financial Statements

101

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: (continued)
46,620,000		1.250%, due 10/31/15	$47,792,773	1.2
58,940,000		1.375%, due 03/15/13	59,435,037	1.6
34,625,000		2.375%, due 03/31/16	36,981,127	1.0
77,155,000		2.375%, due 07/31/17	83,369,604	2.2
20,920,000		2.625%, due 08/15/20	23,043,066	0.6
37,645,000		3.500%, due 02/15/39	43,621,144	1.1
15,045,000		3.875%, due 08/15/40	18,554,713	0.5
43,505,000		4.375%, due 05/15/40	58,065,602	1.5
22,000,000		5.375%, due 02/15/31	32,092,500	0.8
15,310,000		6.125%, due 11/15/27	23,158,763	0.6
18,185,000		6.500%, due 11/15/26	28,056,054	0.7
21,345,000		2.625%–8.125%, due 08/15/19–02/15/26	26,454,082	0.7
			615,640,183	16.0

		U.S. Treasury Notes: 21.9%
29,228,000		0.250%, due 04/30/14	29,199,474	0.7
35,047,000		0.250%, due 05/31/14	35,011,427	0.9
52,959,000		0.250%, due 05/15/15	52,748,011	1.4
60,000,000		0.375%, due 06/15/15	59,967,180	1.5
27,159,000		0.625%, due 05/31/17	27,050,799	0.7
6,540,000		1.500%, due 03/31/19	6,729,045	0.2
29,048,000		0.375%, due 04/15/15	29,036,671	0.8
8,279,000		1.125%, due 05/31/19	8,298,406	0.2
70,060,000		0.250%, due 09/15/14	69,923,173	1.8
4,755,000		0.500%, due 08/15/14	4,772,090	0.1
36,160,000		0.625%, due 04/30/13	36,282,908	0.9
74,115,000		1.000%, due 05/15/14	75,047,218	2.0
36,650,000		2.625%, due 04/30/18	40,249,140	1.1
93,630,000		0.500%, due 10/15/13	93,904,336	2.4
30,480,000		0.500%, due 11/15/13	30,572,873	0.8
30,085,000		0.750%, due 12/15/13	30,284,794	0.8
27,080,000		1.000%, due 07/15/13	27,291,576	0.7
8,230,000		1.125%, due 06/15/13	8,299,445	0.2
16,940,000		1.375%, due 05/15/13	17,109,400	0.4
14,190,000		1.375%, due 11/30/15	14,610,166	0.4
13,670,000		1.875%, due 04/30/14	14,057,148	0.4
128,163,000		1.875%, due 09/30/17	135,282,070	3.5
			845,727,350	21.9

		Total U.S. Treasury Obligations
		(Cost $1,413,425,101)	1,461,367,533	37.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.7%
		Federal Home Loan Mortgage Corporation: 10.3%##
18,775,000		2.375%, due 01/13/22	19,325,427	0.5
33,238,286		2.621%, due 02/01/42	34,715,911	0.9
19,400,000	W	3.500%, due 01/15/42	20,300,281	0.5
17,797,780		4.500%, due 08/01/41	19,241,494	0.5
282,862,872		0.500%–6.750%, due 04/17/15–03/01/42	304,211,564	7.9
			397,794,677	10.3

		Federal National Mortgage Association: 17.1%##
27,130,000		0.375%, due 03/16/15	27,069,011	0.7
24,450,000		0.875%, due 08/28/14	24,708,999	0.6
20,000,000	W	2.500%, due 05/25/27	20,568,750	0.5
21,308,000	W	4.000%, due 02/25/39	22,683,033	0.6
520,847,889		1.250%–7.250%, due 12/01/12–07/01/42	566,007,720	14.7
			661,037,513	17.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 7.1%
26,000,000	W	3.500%, due 03/15/42	$27,653,436	0.7
17,440,585		4.000%, due 12/20/41	19,105,427	0.5
15,091,322		4.500%, due 07/20/41	16,623,390	0.5
14,919,259		4.500%, due 10/20/41	16,481,600	0.4
14,180,814		4.500%, due 12/20/41	15,665,825	0.4
161,178,009	W	3.500%–7.000%, due 09/15/33–04/20/42	177,674,359	4.6
			273,204,037	7.1

		Other U.S. Agency Obligations: 0.2%
5,085,000		5.125%–7.125%, due 08/25/16–01/15/38	7,863,911	0.2

		Total U.S. Government Agency Obligations
		(Cost $1,307,439,134)	1,339,900,138	34.7

FOREIGN GOVERNMENT BONDS: 1.1%
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,816,805	0.3
2,000,000		Mexico Government International Bond, 6.750%, 09/27/34	2,740,000	0.0
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,461,378	0.2
17,710,000		Other Securities	22,117,295	0.6

		Total Foreign Government Bonds
		(Cost $42,567,672)	44,135,478	1.1

		Total Long-Term Investments
		(Cost $3,734,263,644)	3,882,939,396	100.6

SHORT-TERM INVESTMENTS: 3.1%
		Commercial Paper: 2.9%
3,350,000		Daimler, 0.990%, 03/15/13	3,326,349	0.1
20,000,000		Florida Power, 0.470%, 07/17/12	19,995,599	0.5
5,000,000		Hewlett Packard, 2.250%, 08/10/12	4,997,267	0.1
7,600,000		Pacific Gas & Electric, 0.410%, 07/26/12	7,597,750	0.2
12,000,000		Verizon Global Funding, 0.330%, 07/24/12	11,997,360	0.3
8,500,000		Vodafone, 0.830%, 12/20/12	8,466,340	0.2
10,000,000		Vodafone, 0.960%, 12/28/12	9,957,300	0.3
15,200,000		Volkswagon, 0.420%, 07/26/12	15,195,390	0.4
1,000,000		Weatherford, 0.300%, 07/16/12	999,830	0.0
18,685,000		Weatherford, 0.340%, 07/23/12	18,680,889	0.5
10,250,000		Westpac Securities NZ Ltd., 0.720%, 03/08/13	10,212,792	0.3
			111,426,866	2.9

See Accompanying Notes to Financial Statements

102

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposit: 0.1%
3,400,000	Rabobank, 0.610%, 08/02/12
	(Cost $3,401,269)	$3,401,269	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
4,081,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $4,081,000)	4,081,000	0.1

	Total Short-Term Investments
	(Cost $118,883,989)	118,909,135	3.1

	Total Investments in Securities (Cost $3,853,147,633)	$4,001,848,531	103.7
	Liabilities in Excess of Other Assets	(142,464,827)	(3.7)
	Net Assets	$3,859,383,704	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
W	Settlement is on a when-issued or delayed-delivery basis.
Cost for federal income tax purposes is $3,853,964,079.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$150,644,819
Gross Unrealized Depreciation	(2,760,367)
Net Unrealized Appreciation	$147,884,452

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$919,042,763	$—	$919,042,763
Collateralized Mortgage Obligations	—	72,630,117	—	72,630,117
Municipal Bonds	—	36,389,766	—	36,389,766
Other Bonds	—	1,745,614	—	1,745,614
Short-Term Investments	4,081,000	114,828,135	—	118,909,135
U.S. Treasury Obligations	—	1,461,367,533	—	1,461,367,533
Foreign Government Bonds	—	44,135,478	—	44,135,478
U.S. Government Agency Obligations	—	1,339,900,138	—	1,339,900,138
Asset-Backed Securities	—	7,727,987	—	7,727,987
Total Investments, at fair value	$4,081,000	$3,997,767,531	$—	$4,001,848,531
Other Financial Instruments+
Futures	486,142	—	—	486,142
Total Assets	$4,567,142	$3,997,767,531	$—	$4,002,334,673

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

103

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING U.S. Bond Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury Long Bond	(192)	09/19/12	$(28,410,000)	$320,520
U.S. Treasury Ultra Long Bond	(51)	09/19/12	(8,509,031)	165,622
			$(36,919,031)	$486,142

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$486,142
Total Asset Derivatives		$486,142

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$104,023
Total	$104,023

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$486,142
Total	$486,142

See Accompanying Notes to Financial Statements

104

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	24.8%
Telecommunication Services	13.5%
Energy	12.7%
Utilities	9.7%
Health Care	8.9%
Materials	7.4%
Industrials	6.3%
Consumer Staples	5.8%
Telecommunications	4.7%
Consumer Discretionary	3.2%
Information Technology	2.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.0%
	Consumer Discretionary: 3.2%
21,485	DaimlerChrysler AG	$965,526	0.6
23,301	Hennes & Mauritz AB	836,365	0.5
349,753	Other Securities	3,700,961	2.1
		5,502,852	3.2

	Consumer Staples: 5.8%
32,950	Altria Group, Inc.	1,138,422	0.7
28,037	British American Tobacco PLC	1,425,397	0.8
509,079	Other Securities	7,495,439	4.3
		10,059,258	5.8

	Energy: 12.7%
299,961	BP PLC	2,003,194	1.1
516,000	CNOOC Ltd.	1,040,318	0.6
19,800	ConocoPhillips	1,106,424	0.6
83,099	ENI S.p.A.	1,765,455	1.0
215,000	Gazprom OAO ADR	2,027,450	1.2
95,900	Petroleo Brasileiro SA	897,645	0.5
48,112	Royal Dutch Shell PLC — Class B	1,680,246	1.0
48,971	Statoil ASA	1,167,886	0.7
48,552	Total S.A.	2,185,278	1.3
1,165,191	Other Securities	8,209,564	4.7
		22,083,460	12.7

	Financials: 24.8%
8,369	Allianz AG	841,797	0.5
78,110	Australia & New Zealand Banking Group Ltd.	1,779,353	1.0
3,575,000	China Construction Bank	2,469,876	1.4
44,679	Commonwealth Bank of Australia	2,446,830	1.4
294,455	HSBC Holdings PLC	2,594,683	1.5

COMMON STOCK: (continued)
	Financials: (continued)
1,410,000	Industrial and Commercial Bank of China Ltd.	$790,430	0.5
75,314	National Australia Bank Ltd.	1,834,468	1.0
19,156	Royal Bank of Canada	981,413	0.6
101,919	Westpac Banking Corp.	2,225,527	1.3
16,007,944	Other Securities	27,196,119	15.6
		43,160,496	24.8

	Health Care: 8.9%
28,890	AstraZeneca PLC	1,291,023	0.8
18,350	Eli Lilly & Co.	787,399	0.5
87,487	GlaxoSmithKline PLC	1,987,178	1.1
41,500	Merck & Co., Inc.	1,732,625	1.0
37,996	Novartis AG	2,124,406	1.2
93,900	Pfizer, Inc.	2,159,700	1.2
9,478	Roche Holding AG — Genusschein	1,637,163	0.9
20,509	Sanofi-Aventis	1,552,552	0.9
65,630	Other Securities	2,194,920	1.3
		15,466,966	8.9

	Industrials: 6.3%
12,993	Siemens AG	1,091,767	0.6
1,465,344	Other Securities	9,863,777	5.7
		10,955,544	6.3

	Information Technology: 2.0%
1,033,941	Other Securities	3,495,433	2.0

	Materials: 7.4%
12,817	BASF AG	891,225	0.5
46,532	BHP Billiton Ltd.	1,515,655	0.9
29,750	BHP Billiton PLC	845,565	0.5
48,700	Vale SA	968,666	0.5
2,151,484	Other Securities	8,748,655	5.0
		12,969,766	7.4

	Telecommunication Services: 13.5%
93,850	AT&T, Inc.	3,346,691	1.9
267,500	China Mobile Ltd.	2,936,479	1.7
110,908	Deutsche Telekom AG	1,215,492	0.7
17,300	Nippon Telegraph & Telephone Corp.	806,708	0.4
593	NTT DoCoMo, Inc.	986,754	0.6
386,000	Singapore Telecommunications Ltd.	1,010,842	0.6
182,910	Telefonica S.A.	2,407,731	1.4
42,200	Verizon Communications, Inc.	1,875,368	1.1
936,303	Vodafone Group PLC	2,631,712	1.5
1,378,994	Other Securities	6,381,452	3.6
		23,599,229	13.5

	Telecommunications: 4.7%
115,298	France Telecom S.A.	1,515,987	0.9
433,270	Telstra Corp., Ltd.	1,641,624	0.9

See Accompanying Notes to Financial Statements

105

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunications: (continued)
924,905	Other Securities	$4,953,676	2.9
		8,111,287	4.7

	Utilities: 9.7%
44,077	E.ON AG	952,468	0.6
41,530	Electricite de France SA	924,026	0.5
309,828	Enel S.p.A.	1,000,393	0.6
60,262	Gaz de France	1,437,122	0.8
1,473,545	Other Securities	12,597,372	7.2
		16,911,381	9.7

	Total Common Stock
	(Cost $170,114,520)	172,315,672	99.0

RIGHTS: 0.0%
	Energy: 0.0%
32,295	Other Securities	22,642	0.0

	Industrials: 0.0%
6,318	Other Securities	3,414	0.0

	Total Rights
	(Cost $—)	26,056	0.0

WARRANTS: 0.0%
	Energy: 0.0%
6,355	Other Securities	2,026	0.0

	Total Warrants
	(Cost $—)	2,026	0.0

	Total Long-Term Investments
	(Cost $170,114,520)	172,343,754	99.0

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
696,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $696,000)	$696,000	0.4

	Total Short-Term Investments
	(Cost $696,000)	696,000	0.4

	Total Investments in Securities (Cost $170,810,520)	$173,039,754	99.4
	Assets in Excess of Other Liabilities	1,073,256	0.6
	Net Assets	$174,113,010	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR	American Depositary Receipt
Cost for federal income tax purposes is $173,149,735.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$19,966,571
Gross Unrealized Depreciation	(20,076,552)
Net Unrealized Depreciation	$(109,981)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$585,271	$4,917,581	$—	$5,502,852
Consumer Staples	2,993,711	7,065,547	—	10,059,258
Energy	7,873,942	14,209,518	—	22,083,460
Financials	8,818,631	34,341,865	—	43,160,496
Health Care	5,449,054	10,017,912	—	15,466,966
Industrials	832,212	10,123,332	—	10,955,544
Information Technology	556,326	2,939,107	—	3,495,433
Materials	2,307,192	10,662,574	—	12,969,766
Telecommunication Services	8,100,468	15,498,761	—	23,599,229
Telecommunications	—	8,111,287	—	8,111,287
Utilities	6,628,141	10,283,240	—	16,911,381
Total Common Stock	44,144,948	128,170,724	—	172,315,672
Rights	26,056	—	—	26,056
Warrants	2,026	—	—	2,026

See Accompanying Notes to Financial Statements

106

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Short-Term Investments	$696,000	$—	$—	$696,000
Total Investments, at fair value	$44,869,030	$128,170,724	$—	$173,039,754
Other Financial Instruments+
Futures	79,064	—	—	79,064
Total Assets	$44,948,094	$128,170,724	$—	$173,118,818

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	15	09/21/12	$1,067,850	$57,019
Mini MSCI Emerging Markets Index	6	09/21/12	283,410	10,038
S&P 500 E-Mini	7	09/21/12	474,740	12,007
			$1,826,000	$79,064

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$79,064
Total Asset Derivatives		$79,064

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$50,482
Total	$50,482

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$71,429
Total	$71,429

See Accompanying Notes to Financial Statements

107

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Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AVIPALL (0612-082212)

Semi-Annual Report

June 30, 2012

Classes I and S

Domestic Equity Index Portfolios

■	ING Index Plus LargeCap Portfolio

■	ING Index Plus MidCap Portfolio

■	ING Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012.

Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,083.40	0.44%	$2.28	$1,000.00	$1,022.68	0.44%	$2.21
Class S	1,000.00	1,082.70	0.69	3.57	1,000.00	1,021.43	0.69	3.47
ING Index Plus MidCap Portfolio
Class I	$1,000.00	$1,086.20	0.50%	$2.59	$1,000.00	$1,022.38	0.50%	$2.51
Class S	1,000.00	1,084.30	0.75	3.89	1,000.00	1,021.13	0.75	3.77
ING Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,057.80	0.51%	$2.61	$1,000.00	$1,022.33	0.51%	$2.56
Class S	1,000.00	1,056.30	0.76	3.89	1,000.00	1,021.08	0.76	3.82

*	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at value+*	$669,113,687	$596,421,301	$270,695,100
Short-term investments at value**	7,672,673	15,615,830	14,542,063

Total investments at fair value	$676,786,360	$612,037,131	$285,237,163

Cash	941	490	278
Cash collateral for futures	520,000	376,320	283,900
Receivables:
Investments securities sold	21,011,679	5,730,996	1,196,230
Fund shares sold	3,970	77,790	44,782
Dividends	786,932	693,580	207,887
Prepaid expenses	5,684	5,075	2,251

Total assets	699,115,566	618,921,382	286,972,491

LIABILITIES:
Payable for investment securities purchased	18,034,182	—	—
Payable for fund shares redeemed	516,247	145,056	22,947
Payable upon receipt of securities loaned	1,698,673	8,343,149	12,127,063
Payable to affiliates	246,466	245,168	115,839
Payable for directors fees	3,505	3,155	1,425
Other accrued expenses and liabilities	91,997	61,893	41,559

Total liabilities	20,591,070	8,798,421	12,308,833

NET ASSETS	$678,524,496	$610,122,961	$274,663,658

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$924,351,224	$679,549,515	$368,746,483
Undistributed net investment income	5,388,299	2,919,553	891,883
Accumulated net realized loss	(264,873,617)	(61,517,312)	(94,418,288)
Net unrealized appreciation (depreciation)	13,658,590	(10,828,795)	(556,420)

NET ASSETS	$678,524,496	$610,122,961	$274,663,658

+ Including securities loaned at value	$1,653,087	$8,060,821	$11,815,430
* Cost of investments in securities	$655,621,384	$607,369,258	$271,332,973
** Cost of short-term investments	$7,672,673	$15,615,830	$14,542,063

Class I
Net assets	$546,272,418	$492,306,193	$186,456,402
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	37,534,153	30,045,259	12,798,437
Net asset value and redemption price per share	$14.55	$16.39	$14.57
Class S
Net assets	$132,252,078	$117,816,768	$88,207,256
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,149,134	7,262,941	6,111,525
Net asset value and redemption price per share	$14.46	$16.22	$14.43

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,097,839	$4,475,687	$1,633,904
Securities lending income, net	128,919	219,508	121,138

Total investment income	7,226,758	4,695,195	1,755,042

EXPENSES:
Investment management fees	1,220,074	1,255,288	566,697
Distribution and service fees:
Class S	169,299	152,534	113,588
Transfer agent fees	320	361	136
Administrative service fees	191,722	172,598	77,919
Shareholder reporting expense	37,090	39,216	23,170
Professional fees	36,032	34,277	18,284
Custody and accounting expense	30,856	29,447	17,944
Directors fees	21,031	18,933	8,547
Miscellaneous expense	11,507	12,742	4,269
Interest expense	21	21	—

Total expenses	1,717,952	1,715,417	830,554

Net expenses	1,717,952	1,715,417	830,554

Net investment income	5,508,806	2,979,778	924,488

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	52,763,549	58,086,619	12,000,119
Futures	967,761	1,710,383	664,131

Net realized gain	53,731,310	59,797,002	12,664,250

Net change in unrealized appreciation (depreciation) on:
Investments	(3,540,852)	(11,475,886)	2,259,154
Futures	83,034	(282,025)	19,520

Net change in unrealized appreciation (depreciation)	(3,457,818)	(11,757,911)	2,278,674

Net realized and unrealized gain	50,273,492	48,039,091	14,942,924

Increase in net assets resulting from operations	$55,782,298	$51,018,869	$15,867,412

* Foreign taxes withheld	$43,415	$—	$—

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus LargeCap Portfolio		ING Index Plus MidCap Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$5,508,806	$11,077,876	$2,979,778	$5,219,892
Net realized gain	53,731,310	57,474,116	59,797,002	83,954,448
Net change in unrealized (depreciation)	(3,457,818)	(67,761,352)	(11,757,911)	(94,494,411)

Increase (decrease) in net assets resulting from operations	55,782,298	790,640	51,018,869	(5,320,071)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(8,968,806)	(11,279,156)	(4,505,206)	(4,379,527)
Class S	(1,799,851)	(2,480,156)	(757,921)	(768,280)

Total distributions	(10,768,657)	(13,759,312)	(5,263,127)	(5,147,807)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,762,681	8,161,665	6,188,419	19,427,981
Reinvestment of distributions	10,768,657	13,759,312	5,263,127	5,147,807

	13,531,338	21,920,977	11,451,546	24,575,788
Cost of shares redeemed	(57,083,665)	(134,623,294)	(46,684,154)	(108,982,849)

Net decrease in net assets resulting from capital share transactions	(43,552,327)	(112,702,317)	(35,232,608)	(84,407,061)

Net increase (decrease) in net assets	1,461,314	(125,670,989)	10,523,134	(94,874,939)

NET ASSETS:
Beginning of year or period	677,063,182	802,734,171	599,599,827	694,474,766

End of year or period	$678,524,496	$677,063,182	$610,122,961	$599,599,827

Undistributed net investment income at end of year or period	$5,388,299	$10,648,150	$2,919,553	$5,202,902

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$924,488	$1,305,588
Net realized gain	12,664,250	40,568,184
Net change in unrealized appreciation (depreciation)	2,278,674	(44,100,429)

Increase (decrease) in net assets resulting from operations	15,867,412	(2,226,657)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,074,889)	(1,729,487)
Class S	(262,188)	(599,221)

Total distributions	(1,337,077)	(2,328,708)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,195,046	12,913,982
Reinvestment of distributions	1,337,077	2,328,708

	6,532,123	15,242,690
Cost of shares redeemed	(22,724,036)	(59,092,445)

Net decrease in net assets resulting from capital share transactions	(16,191,913)	(43,849,755)

Net decrease in net assets	(1,661,578)	(48,405,120)

NET ASSETS:
Beginning of year or period	276,325,236	324,730,356

End of year or period	$274,663,658	$276,325,236

Undistributed net investment income at end of year or period	$891,883	$1,304,472

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus LargeCap Portfolio
Class I
06-30-12	13.64	0.12	•	1.03	1.15	0.24	—	—	0.24	—	14.55	8.34	0.44	0.44		0.44		1.63		546,272	121
12-31-11	13.89	0.21	•	(0.20)	0.01	0.26	—	—	0.26	—	13.64	(0.09)	0.44	0.44		0.44		1.54		544,124	130
12-31-10	12.42	0.22	•	1.50	1.72	0.25	—	—	0.25	—	13.89	13.96	0.44	0.44	†	0.44	†	1.75	†	631,278	157
12-31-09	10.44	0.21	•	2.12	2.33	0.35	—	—	0.35	—	12.42	23.20	0.45	0.45	†	0.45	†	2.01	†	678,612	142
12-31-08	18.13	0.25	•	(6.57)	(6.32)	0.30	1.07	—	1.37	—	10.44	(37.21)	0.47	0.47	†	0.47	†	1.70	†	680,918	175
12-31-07	17.48	0.29	•	0.58	0.87	0.22	—	—	0.22	—	18.13	5.03 ††	0.44	0.44	†	0.44	†	1.62	†	2,323,707	121
Class S
06-30-12	13.53	0.10	•	1.03	1.13	0.20	—	—	0.20	—	14.46	8.27	0.69	0.69		0.69		1.38		132,252	121
12-31-11	13.78	0.18	•	(0.21)	(0.03)	0.22	—	—	0.22	—	13.53	(0.34)	0.69	0.69		0.69		1.28		132,939	130
12-31-10	12.33	0.19	•	1.48	1.67	0.22	—	—	0.22	—	13.78	13.63	0.69	0.69	†	0.69	†	1.50	†	171,456	157
12-31-09	10.34	0.18	•	2.12	2.30	0.31	—	—	0.31	—	12.33	23.01	0.70	0.70	†	0.70	†	1.76	†	184,661	142
12-31-08	17.99	0.21	•	(6.51)	(6.30)	0.28	1.07	—	1.35	—	10.34	(37.40)	0.72	0.72	†	0.72	†	1.53	†	184,760	175
12-31-07	17.32	0.25	•	0.57	0.82	0.15	—	—	0.15	—	17.99	4.77 ††	0.69	0.69	†	0.69	†	1.38	†	319,717	121
ING Index Plus MidCap Portfolio
Class I
06-30-12	15.22	0.09		1.23	1.32	0.15	—	—	0.15	—	16.39	8.62	0.50	0.50		0.50		1.00		492,306	116
12-31-11	15.51	0.14		(0.30)	(0.16)	0.13	—	—	0.13	—	15.22	(1.15)	0.49	0.49		0.49		0.83		482,378	101
12-31-10	12.85	0.11	•	2.70	2.81	0.15	—	—	0.15	—	15.51	21.91	0.48	0.48	†	0.48	†	0.84	†	549,499	162
12-31-09	9.94	0.15	•	2.95	3.10	0.19	—	—	0.19	—	12.85	31.71	0.52	0.52	†	0.52	†	1.38	†	512,163	132
12-31-08	18.33	0.22		(6.37)	(6.15)	0.22	2.02	—	2.24	—	9.94	(37.56)	0.52	0.52	†	0.52	†	1.14	†	447,503	113
12-31-07	18.89	0.21		0.83	1.04	0.15	1.45	—	1.60	—	18.33	5.50 ††	0.49	0.49	†	0.49	†	1.06	†	1,177,708	127
Class S
06-30-12	15.05	0.06	•	1.21	1.27	0.10	—	—	0.10	—	16.22	8.43	0.75	0.75		0.75		0.75		117,817	116
12-31-11	15.34	0.09	•	(0.29)	(0.20)	0.09	—	—	0.09	—	15.05	(1.39)	0.74	0.74		0.74		0.58		117,222	101
12-31-10	12.72	0.08	•	2.66	2.74	0.12	—	—	0.12	—	15.34	21.57	0.73	0.73	†	0.73	†	0.59	†	144,975	162
12-31-09	9.82	0.12	•	2.93	3.05	0.15	—	—	0.15	—	12.72	31.47	0.77	0.77	†	0.77	†	1.13	†	138,978	132
12-31-08	18.13	0.14		(6.26)	(6.12)	0.17	2.02	—	2.19	—	9.82	(37.73)	0.77	0.77	†	0.77	†	0.91	†	124,308	113
12-31-07	18.69	0.15		0.84	0.99	0.10	1.45	—	1.55	—	18.13	5.26 ††	0.74	0.74	†	0.74	†	0.81	†	245,948	127

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus SmallCap Portfolio
Class I
06-30-12	13.85	0.06		0.74	0.80	0.08	—	—	0.08	—	14.57	5.78	0.51	0.51		0.51		0.73		186,456	111
12-31-11	14.06	0.08		(0.17)	(0.09)	0.12	—	—	0.12	—	13.85	(0.74)	0.50	0.50		0.50		0.52		186,300	115
12-31-10	11.52	0.12	•	2.51	2.63	0.09	—	—	0.09	—	14.06	22.84	0.49	0.49	†	0.49	†	0.99	†	215,343	160
12-31-09	9.41	0.09	•	2.20	2.29	0.18	—	—	0.18	—	11.52	24.85	0.52	0.52	†	0.52	†	0.90	†	197,476	98
12-31-08	15.19	0.14	•	(4.97)	(4.83)	0.12	0.83	—	0.95	—	9.41	(33.58)	0.52	0.52	†	0.52	†	1.10	†	201,978	100
12-31-07	17.99	0.12		(1.07)	(0.95)	0.08	1.77	—	1.85	—	15.19	(6.22)	0.49	0.49	†	0.49	†	0.67	†	638,474	126
Class S
06-30-12	13.70	0.04		0.73	0.77	0.04	—	—	0.04	—	14.43	5.63	0.76	0.76		0.76		0.48		88,207	111
12-31-11	13.91	0.05		(0.18)	(0.13)	0.08	—	—	0.08	—	13.70	(0.98)	0.75	0.75		0.75		0.26		90,025	115
12-31-10	11.41	0.09	•	2.47	2.56	0.06	—	—	0.06	—	13.91	22.47	0.74	0.74	†	0.74	†	0.74	†	109,387	160
12-31-09	9.30	0.06	•	2.19	2.25	0.14	—	—	0.14	—	11.41	24.65	0.77	0.77	†	0.77	†	0.65	†	103,173	98
12-31-08	15.01	0.13		(4.93)	(4.80)	0.08	0.83	—	0.91	—	9.30	(33.73)	0.77	0.77	†	0.77	†	0.87	†	95,586	100
12-31-07	17.79	0.07		(1.06)	(0.99)	0.02	1.77	—	1.79	—	15.01	(6.49)	0.74	0.74	†	0.74	†	0.42	†	181,986	126

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
††	There was no impact on total return due to payment by affiliate in 2007.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company.

ING Variable Portfolios, Inc. was incorporated under the laws of Maryland on June 4, 1996. There are twenty active separate investment series that comprise the Company. The three series (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING Index Plus LargeCap Portfolio (“Index Plus LargeCap”), ING Index Plus MidCap Portfolio (“Index Plus MidCap”), and ING Index Plus SmallCap Portfolio (“Index Plus SmallCap”).

The Company is authorized to offer four share classes of the Portfolios, referred to as Class ADV, Class I, Class S and Service 2 Class (“Class S2”); however the Portfolios do not currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser (“ING IM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V.

(“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. Investments in open-end mutual funds are valued at net asset value (“NAV”).

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the period ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2012, each Portfolio has purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2012, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of $7,451,110, $14,346,267 and $4,809,530, respectively.

I. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides each portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined under procedures approved by the Board.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$835,844,813	$885,452,387
Index Plus MidCap	714,228,883	736,097,310
Index Plus SmallCap	306,912,031	318,073,513

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Index Plus LargeCap	0.35%
Index Plus MidCap	0.40%
Index Plus SmallCap	0.40%

The Investment Adviser entered into a sub-advisory agreement with ING IM with respect to each of the Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreement, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment

Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION FEES

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Plus LargeCap	$190,117	$29,875	$26,474	$246,466
Index Plus MidCap	194,801	26,784	23,583	245,168
Index Plus SmallCap	86,543	11,899	17,397	115,839

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

At June 30, 2012, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Index Plus LargeCap	76.72%
	Index Plus MidCap	76.99%
	Index Plus SmallCap	60.68%

ING USA Annuity and Life Insurance Company	Index Plus LargeCap	18.61%
	Index Plus MidCap	17.92%
	Index Plus SmallCap	30.14%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “Notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreement”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2012, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the year ended June 30, 2012 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus LargeCap	1	$595,000	1.32%
Index Plus MidCap	1	625,000	1.23

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class I
6/30/12	155,996	—	596,330	(3,097,089)	(2,344,763)	2,284,682	—	8,968,806	(45,122,986)	(33,869,498)
12/31/11	476,253	—	762,620	(6,797,938)	(5,559,065)	6,710,948	—	11,279,156	(94,206,338)	(76,216,234)
Class S
6/30/12	32,739	—	120,391	(826,682)	(673,552)	477,999	—	1,799,851	(11,960,679)	(9,682,829)
12/31/11	107,138	—	168,718	(2,894,084)	(2,618,228)	1,450,717	—	2,480,156	(40,416,956)	(36,486,083)
Index Plus MidCap
Class I
6/30/12	334,631	—	261,930	(2,236,911)	(1,640,350)	5,602,157	—	4,505,206	(36,744,248)	(26,636,885)
12/31/11	1,072,129	—	254,033	(5,074,824)	(3,748,662)	17,385,446	—	4,379,527	(79,835,192)	(58,070,219)
Class S
6/30/12	36,298	—	44,505	(605,650)	(524,847)	586,262	—	757,921	(9,939,906)	(8,595,723)
12/31/11	134,636	—	44,981	(1,844,829)	(1,665,212)	2,042,535	—	768,280	(29,147,657)	(26,336,842)
Index Plus SmallCap
Class I
6/30/12	339,825	—	71,947	(1,068,485)	(656,713)	5,081,606	—	1,074,889	(15,685,108)	(9,528,613)
12/31/11	836,529	—	113,483	(2,812,810)	(1,862,798)	11,920,152	—	1,729,487	(39,484,192)	(25,834,553)
Class S
6/30/12	7,782	—	17,704	(486,194)	(460,708)	113,440	—	262,188	(7,038,928)	(6,663,300)
12/31/11	76,361	—	39,684	(1,407,083)	(1,291,038)	993,830	—	599,221	(19,608,253)	(18,015,202)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

Portfolio. At June 30, 2012, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Index Plus LargeCap	$1,653,087	$1,698,673
Index Plus MidCap	8,060,821	8,343,149
Index Plus SmallCap	11,815,430	12,127,063

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012 Ordinary Income	Year Ended December 31, 2011 Ordinary Income
Index Plus LargeCap	$10,768,657	$13,759,312
Index Plus MidCap	5,263,127	5,147,807
Index Plus SmallCap	1,337,077	2,328,708

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of

December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Index Plus LargeCap	$10,768,002	$6,417,377	$(212,889,267)	2016
			(95,016,629)	2017

			$(307,905,896)

Index Plus MidCap	5,261,861	(6,455,231)	(113,929,967)	2017
Index Plus SmallCap	1,335,484	(5,616,568)	(28,130,908)	2017
			(76,170,156)	2018

			$(104,301,064)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

20

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification

as of June 30, 2012

(as a percentage of net assets)

Information Technology	19.1%
Financials	14.3%
Health Care	11.6%
Consumer Discretionary	11.2%
Consumer Staples	11.1%
Energy	10.9%
Industrials	9.7%

Utilities	4.1%
Telecommunication Services	3.4%
Materials	3.2%
Assets in Excess of Other Liabilities*	1.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 11.2%
158,150		CBS Corp. - Class B	$5,184,157	0.8
283,742		Comcast Corp. - Class A	9,071,232	1.3
103,867		Home Depot, Inc.	5,503,912	0.8
214,144		Lowe’s Cos., Inc.	6,090,255	0.9
150,657		Macy’s, Inc.	5,175,068	0.8
115,573	@	Michael Kors Holdings Ltd.	4,835,574	0.7
98,779		Starbucks Corp.	5,266,896	0.8
101,948		TJX Cos., Inc.	4,376,628	0.6
611,938		Other Securities(a)	30,236,031	4.5
			75,739,753	11.2
		Consumer Staples: 11.1%
168,965		Altria Group, Inc.	5,837,741	0.9
58,478		Coca-Cola Co.	4,572,395	0.7
66,244		Costco Wholesale Corp.	6,293,180	0.9
79,167		Philip Morris International, Inc.	6,908,112	1.0
155,053		Procter & Gamble Co.	9,496,996	1.4
131,932		Wal-Mart Stores, Inc.	9,198,299	1.4
830,451		Other Securities	32,832,244	4.8
			75,138,967	11.1
		Energy: 10.9%
144,367		Chevron Corp.	15,230,718	2.2
325,519		ExxonMobil Corp.	27,854,661	4.1
75,775		Royal Dutch Shell PLC - Class A ADR	5,109,508	0.8
203,866		Statoil ASA ADR	4,864,243	0.7
406,203		Other Securities	21,049,793	3.1
			74,108,923	10.9

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: 14.3%
88,721		American Express Co.	$5,164,449	0.7
171,704		BB&T Corp.	5,297,068	0.8
287,353		JPMorgan Chase & Co.	10,267,123	1.5
218,122		US Bancorp.	7,014,804	1.0
326,255		Wells Fargo & Co.	10,909,967	1.6
2,056,305		Other Securities	58,768,079	8.7
			97,421,490	14.3
		Health Care: 11.6%
168,843		Abbott Laboratories	10,885,308	1.6
85,761	@	Gilead Sciences, Inc.	4,397,824	0.7
125,025		Johnson & Johnson	8,446,689	1.2
287,852		Merck & Co., Inc.	12,017,821	1.8
625,661		Pfizer, Inc.	14,390,203	2.1
80,192		UnitedHealth Group, Inc.	4,691,232	0.7
391,034		Other Securities	23,917,370	3.5
			78,746,447	11.6
		Industrials: 9.7%
86,848		Ametek, Inc.	4,334,584	0.6
65,100		Boeing Co.	4,836,930	0.7
107,009		Danaher Corp.	5,573,029	0.8
97,582		Dover Corp.	5,231,371	0.8
80,574		General Dynamics Corp.	5,314,661	0.8
320,642		General Electric Co.	6,682,179	1.0
47,485		Roper Industries, Inc.	4,681,071	0.7
105,672		Tyco International Ltd.	5,584,765	0.8
58,468		Union Pacific Corp.	6,975,817	1.0
327,246		Other Securities	16,859,465	2.5
			66,073,872	9.7

See Accompanying Notes to Financial Statements

21

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 19.1%
59,907	@	Apple, Inc.	$34,985,688	5.2
341,600		Cisco Systems, Inc.	5,865,272	0.9
22,960	@	Google, Inc. - Class A	13,318,407	2.0
39,315		International Business Machines Corp.	7,689,228	1.1
403,512		Intel Corp.	10,753,595	1.6
564,650		Microsoft Corp.	17,272,643	2.5
352,688		Oracle Corp.	10,474,834	1.5
860,926		Other Securities	29,121,001	4.3
			129,480,668	19.1
		Materials: 3.2%
156,065		Freeport-McMoRan Copper & Gold, Inc.	5,317,134	0.8
470,301		Other Securities	16,594,962	2.4
			21,912,096	3.2
		Telecommunication Services: 3.4%
374,308		AT&T, Inc.	13,347,823	2.0
158,638		Verizon Communications, Inc.	7,049,873	1.0
62,226		Other Securities	2,457,305	0.4
			22,855,001	3.4
		Utilities: 4.1%
91,515		DTE Energy Co.	5,429,585	0.8
79,891		Entergy Corp.	5,423,800	0.8
572,026		Other Securities	16,783,085	2.5
			27,636,470	4.1
		Total Common Stock (Cost $655,621,384)	669,113,687	98.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc(1): 0.2%
698,673	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $698,684, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $712,647, due 07/01/42-02/20/61)	$698,673	0.1
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.1
		1,698,673	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
5,974,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,974,000)	5,974,000	0.9
	Total Short-Term Investments (Cost $7,672,673)	7,672,673	1.1

	Total Investments in Securities (Cost $663,294,057)	$676,786,360	99.7
	Assets in Excess of Other Liabilities	1,738,136	0.3

	Net Assets	$678,524,496	100.0

See Accompanying Notes to Financial Statements

22

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $669,883,043.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$34,398,216
Gross Unrealized Depreciation	(27,494,899)

Net Unrealized Appreciation	$6,903,317

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$669,113,687	$—	$—	$669,113,687
Short-Term Investments	5,974,000	1,698,673	—	7,672,673

Total Investments, at fair value	$675,087,687	$1,698,673	$—	$676,786,360

Other Financial Instruments+
Futures	166,288	—	—	166,288

Total Assets	$675,253,975	$1,698,673	$—	$676,952,648

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	100	09/21/12	$6,782,000	$166,288

			$6,782,000	$166,288

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$166,288

Total Asset Derivatives		$166,288

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

23

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$967,761

Total	$967,761

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$83,034

Total	$83,034

See Accompanying Notes to Financial Statements

24

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification

as of June 30, 2012

(as a percentage of net assets)

Financials	21.7%
Industrials	16.5%
Information Technology	15.4%
Consumer Discretionary	13.9%
Health Care	11.2%
Materials	5.9%
Utilities	4.8%

Energy	4.6%
Consumer Staples	2.4%
Telecommunication Services	1.3%
Assets in Excess of Other Liabilities*	2.3%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 13.9%
73,866		Advance Auto Parts, Inc.	$5,039,138	0.8
177,123		Brinker International, Inc.	5,644,910	0.9
127,023		CBS Corp. - Class B	4,163,814	0.7
222,312		Foot Locker, Inc.	6,798,301	1.1
94,494		Harley-Davidson, Inc.	4,321,211	0.7
106,165		Petsmart, Inc.	7,238,330	1.2
83,397		Scripps Networks Interactive - Class A	4,741,953	0.8
1,386,316		Other Securities(a)	47,200,872	7.7
			85,148,529	13.9
		Consumer Staples: 2.4%
79,645	@	Ralcorp Holdings, Inc.	5,315,507	0.9
215,335		Other Securities	9,521,225	1.5
			14,836,732	2.4
		Energy: 4.6%
187,989		HollyFrontier Corp.	6,660,450	1.1
66,090		Range Resources Corp.	4,088,988	0.7
297,073	@	Superior Energy Services	6,009,787	1.0
607,088		Other Securities(a)	11,124,247	1.8
			27,883,472	4.6
		Financials: 21.7%
325,494		DDR Corp.	4,765,232	0.8
63,859		Digital Realty Trust, Inc.	4,793,895	0.8
205,791		East-West Bancorp., Inc.	4,827,857	0.8
57,946		Everest Re Group Ltd.	5,996,832	1.0

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
164,037		LaSalle Hotel Properties	$4,780,038	0.8
133,074	@	MSCI, Inc. - Class A	4,527,178	0.7
99,121		Reinsurance Group of America, Inc.	5,274,228	0.8
215,623		Senior Housing Properties Trust	4,812,705	0.8
66,532	@	Signature Bank	4,056,456	0.7
217,004		Weingarten Realty Investors	5,715,885	0.9
3,741,550		Other Securities	83,004,773	13.6
			132,555,079	21.7
		Health Care: 11.2%
75,863		Cooper Cos., Inc.	6,050,833	1.0
81,519	@	Henry Schein, Inc.	6,398,426	1.1
58,283	@	Idexx Laboratories, Inc.	5,602,745	0.9
44,063		Perrigo Co.	5,196,350	0.9
222,200	@	Resmed, Inc.	6,932,640	1.1
88,482	@	United Therapeutics Corp.	4,369,241	0.7
73,300	@	Vertex Pharmaceuticals, Inc.	4,098,936	0.7
869,741		Other Securities	29,478,598	4.8
			68,127,769	11.2
		Industrials: 16.5%
159,524		Ametek, Inc.	7,961,843	1.3
159,462	@	BE Aerospace, Inc.	6,962,111	1.1
164,738		Corrections Corp. of America	4,851,534	0.8
72,264		Regal-Beloit Corp.	4,499,156	0.7
42,134		Roper Industries, Inc.	4,153,570	0.7

See Accompanying Notes to Financial Statements

25

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
167,986		Trinity Industries, Inc.	$4,196,290	0.7
117,564		URS Corp.	4,100,632	0.7
175,316		Waste Connections, Inc.	5,245,455	0.9
1,442,517		Other Securities	58,614,390	9.6
			100,584,981	16.5
		Information Technology: 15.4%
176,117		Adtran, Inc.	5,316,972	0.9
51,031	@	Alliance Data Systems Corp.	6,889,185	1.1
169,383	@	Avnet, Inc.	5,227,160	0.8
407,904	@	Cadence Design Systems, Inc.	4,482,865	0.7
108,204	@	Gartner, Inc.	4,658,182	0.8
163,312		Lender Processing Services, Inc.	4,128,527	0.7
2,399,170		Other Securities	63,387,899	10.4
			94,090,790	15.4
		Materials: 5.9%
155,262		Packaging Corp. of America	4,384,599	0.7
96,220		Rock-Tenn Co.	5,248,801	0.9
381,514		Steel Dynamics, Inc.	4,482,790	0.7
880,552		Other Securities	21,817,758	3.6
			35,933,948	5.9
		Telecommunication Services: 1.3%
86,827	@	SBA Communications Corp.	4,953,480	0.8
137,906		Other Securities	2,936,019	0.5
			7,889,499	1.3
		Utilities: 4.8%
74,309		DTE Energy Co.	4,408,753	0.7
209,230		Great Plains Energy, Inc.	4,479,614	0.7
275,394		NV Energy, Inc.	4,841,427	0.8
149,863		UGI Corp.	4,410,468	0.7
363,835		Other Securities	11,230,240	1.9
			29,370,502	4.8
		Total Common Stock (Cost $607,369,258)	596,421,301	97.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc(1): 1.4%
1,981,498	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,981,529, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,021,128, due 05/01/32-06/01/42)	$1,981,498	0.3
1,981,498	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,981,531, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,021,128, due 07/01/42-02/20/61)	1,981,498	0.3
1,981,498	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,981,527, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,021,128, due 04/01/24-06/01/42)	1,981,498	0.4

See Accompanying Notes to Financial Statements

26

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,981,498	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,981,539, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,021,128, due 10/01/14-02/25/44)	$1,981,498	0.3
417,157	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $417,164, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $425,500, due 07/01/21-04/01/42)	417,157	0.1
		8,343,149	1.4

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.2%
7,272,681	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,272,681)	$7,272,681	1.2
	Total Short-Term Investments (Cost $15,615,830)	15,615,830	2.6

	Total Investments in Securities (Cost $622,985,088)	$612,037,131	100.3
	Liabilities in Excess of Other Assets	(1,914,170)	(0.3)

	Net Assets	$610,122,961	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $631,491,286.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$22,232,820
Gross Unrealized Depreciation	(41,686,975)

Net Unrealized Depreciation	$(19,454,155)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$596,421,301	$—	$—	$596,421,301
Short-Term Investments	7,272,681	8,343,149	—	15,615,830

Total Investments, at fair value	$603,693,982	$8,343,149	$—	$612,037,131

Other Financial Instruments+
Futures	119,162	—	—	119,162

Total Assets	$603,813,144	$8,343,149	$—	$612,156,293

See Accompanying Notes to Financial Statements

27

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	49	09/21/12	$4,603,550	$119,162

			$4,603,550	$119,162

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$119,162

Total Asset Derivatives		$119,162

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$1,710,383

Total	$1,710,383

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(282,025)

Total	$(282,025)

See Accompanying Notes to Financial Statements

28

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification

as of June 30, 2012

(as a percentage of net assets)

Information Technology	19.1%
Financials	18.9%
Consumer Discretionary	16.7%
Industrials	16.3%
Health Care	11.3%
Materials	5.9%

Consumer Staples	4.1%
Utilities	3.2%
Energy	2.7%
Telecommunication Services	0.3%
Assets in Excess of Other Liabilities*	1.5%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Consumer Discretionary: 16.7%
39,338	@	Arctic Cat, Inc.	$1,438,197	0.5
202,316	@,L	Boyd Gaming Corp.	1,456,675	0.5
31,521	@	Childrens Place Retail Stores, Inc.	1,570,692	0.6
25,391	@,L	Coinstar, Inc.	1,743,346	0.6
90,281		Finish Line	1,887,776	0.7
30,994	@	Hibbett Sporting Goods, Inc.	1,788,664	0.7
40,073		Oxford Industries, Inc.	1,791,263	0.7
29,289	@	Papa John’s International, Inc.	1,393,278	0.5
48,088	@	Red Robin Gourmet Burgers, Inc.	1,467,165	0.5
56,372		Wolverine World Wide, Inc.	2,186,106	0.8
1,850,279		Other Securities(a)	29,067,460	10.6
			45,790,622	16.7
		Consumer Staples: 4.1%
47,538		Casey’s General Stores, Inc.	2,804,267	1.0
217,161		Other Securities(a)	8,448,457	3.1
			11,252,724	4.1
		Energy: 2.7%
83,319	@	Swift Energy Co.	1,550,567	0.6
343,447		Other Securities(a)	5,848,497	2.1
			7,399,064	2.7
		Financials: 18.9%
48,873		Cash America International, Inc.	2,152,367	0.8
56,226		Entertainment Properties Trust	2,311,451	0.8
45,710		Extra Space Storage, Inc.	1,398,726	0.5

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
95,744		LaSalle Hotel Properties	$2,789,980	1.0
34,110		Mid-America Apartment Communities, Inc.	2,327,666	0.9
31,095		ProAssurance Corp.	2,770,254	1.0
245,370		Susquehanna Bancshares, Inc.	2,527,311	0.9
95,260		Tanger Factory Outlet Centers, Inc.	3,053,083	1.1
28,350		UMB Financial Corp.	1,452,370	0.5
126,460		Umpqua Holdings Corp.	1,664,214	0.6
57,757		Wintrust Financial Corp.	2,050,374	0.8
1,276,913		Other Securities(a)	27,343,220	10.0
			51,841,016	18.9
		Health Care: 11.3%
34,547		Chemed Corp.	2,088,021	0.8
25,291	@	Haemonetics Corp.	1,874,316	0.7
86,080	@	Medicines Co.	1,974,675	0.7
1,038,701		Other Securities(a)	25,022,356	9.1
			30,959,368	11.3
		Industrials: 16.3%
89,225		Actuant Corp.	2,423,351	0.9
30,524	@	Allegiant Travel Co.	2,126,912	0.8
68,703		Barnes Group, Inc.	1,668,796	0.6
58,648		Brady Corp.	1,613,407	0.6
51,232	@	EnerSys	1,796,706	0.6
48,237	@	HUB Group, Inc.	1,746,179	0.6
25,759	@	Portfolio Recovery Associates, Inc.	2,350,766	0.9
39,993	@	Teledyne Technologies, Inc.	2,465,569	0.9
66,655	@	Tetra Tech, Inc.	1,738,363	0.6

See Accompanying Notes to Financial Statements

29

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
36,060		Toro Co.	$2,642,837	1.0
58,698		Watts Water Technologies, Inc.	1,956,991	0.7
768,837		Other Securities	22,377,250	8.1
			44,907,127	16.3
		Information Technology: 19.1%
43,207	@	CACI International, Inc.	2,377,249	0.9
71,435	@	Cardtronics, Inc.	2,158,051	0.8
86,993	@	Digital River, Inc.	1,445,824	0.5
59,088		Heartland Payment Systems, Inc.	1,777,367	0.6
64,435	@	JDA Software Group, Inc.	1,913,075	0.7
37,423		MAXIMUS, Inc.	1,936,640	0.7
62,705		MKS Instruments, Inc.	1,814,056	0.7
55,890	@	Netgear, Inc.	1,928,764	0.7
67,877	@	Progress Software Corp.	1,416,593	0.5
49,021	@	SYNNEX Corp.	1,690,734	0.6
2,341,099		Other Securities(a)	34,149,571	12.4
			52,607,924	19.1
		Materials: 5.9%
70,520		Buckeye Technologies, Inc.	2,009,115	0.7
71,384		HB Fuller Co.	2,191,489	0.8
615,474		Other Securities	12,192,783	4.4
			16,393,387	5.9
		Telecommunication Services: 0.3%
49,574		Other Securities	771,769	0.3

		Utilities: 3.2%
60,878		El Paso Electric Co.	2,018,714	0.7
158,496		Other Securities	6,753,385	2.5
			8,772,099	3.2
		Total Common Stock (Cost $271,332,973)	270,695,100	98.5

RIGHTS: —%
		Materials: —%
15,300		Other Securities	—	—
		Total Rights (Cost $—)	—	—

		Total Long-Term Investments (Cost $271,332,973)	270,695,100	98.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.3%
	Securities Lending Collateralcc(1): 4.4%
2,880,178	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,880,223, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,937,782, due 05/01/32-06/01/42)	$2,880,178	1.0
2,880,178	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,880,225, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,937,782, due 07/01/42-02/20/61)	2,880,178	1.0
2,880,178	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,880,221, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,937,782, due 04/01/24-06/01/42)	2,880,178	1.1
2,880,178	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,880,237, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,937,782, due 10/01/14-02/25/44)	2,880,178	1.1

See Accompanying Notes to Financial Statements

30

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
606,351	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $606,361, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $618,478, due 07/01/21-04/01/42)	$606,351	0.2
		12,127,063	4.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,415,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,415,000)	2,415,000	0.9
	Total Short-Term Investments (Cost $14,542,063)	14,542,063	5.3

	Total Investments in Securities (Cost $285,875,036)	$285,237,163	103.8
	Liabilities in Excess of Other Assets	(10,573,505)	(3.8)

	Net Assets	$274,663,658	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $288,327,662.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$14,394,966
Gross Unrealized Depreciation	(17,485,465)

Net Unrealized Depreciation	$(3,090,499)

See Accompanying Notes to Financial Statements

31

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$270,695,100	$—	$—	$270,695,100
Rights	—	—	—	—
Short-Term Investments	2,415,000	12,127,063	—	14,542,063

Total Investments, at fair value	$273,110,100	$12,127,063	$—	$285,237,163

Other Financial Instruments+
Futures	81,453	—	—	81,453

Total Assets	$273,191,553	$12,127,063	$—	$285,318,616

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	34	09/21/12	$2,704,360	$81,453

			$2,704,360	$81,453

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$81,453

Total Asset Derivatives		$81,453

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$664,131

Total	$664,131

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$19,520

Total	$19,520

See Accompanying Notes to Financial Statements

32

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-AIP	(0612-081712)

Semi-Annual Report

June 30, 2012

Classes ADV, I, S and S2

ING Variable Product Funds

■ ING Balanced Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio

■ ING Growth and Income Portfolio

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

■ ING Small Company Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	9

Statements of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	18

Summary Portfolios of Investments	38

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these "risk-on" and "risk-off" periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing ("QE"), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks' excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it's quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter's upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region's index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product ("GDP") growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its "Operation Twist" program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone's enduring sovereign debt crisis continued to move markets the most. The European Central Bank's €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations ("LTRO") was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another "summit" meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone's deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs' recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan's newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.'s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class I	$1,000.00	$1,056.70	0.63%	$3.22	$1,000.00	$1,021.73	0.63%	$3.17
Class S	1,000.00	1,055.80	0.88	4.50	1,000.00	1,020.49	0.88	4.42
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$1,085.20	1.55%	$8.04	$1,000.00	$1,017.16	1.55%	$7.77
Class I	1,000.00	1,088.80	1.05	5.45	1,000.00	1,019.64	1.05	5.27
Class S	1,000.00	1,086.40	1.30	6.74	1,000.00	1,018.40	1.30	6.52
Class S2	1,000.00	1,084.20	1.45	7.51	1,000.00	1,017.65	1.45	7.27
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,081.00	1.04%	$5.38	$1,000.00	$1,019.69	1.04%	$5.22
Class I	1,000.00	1,083.50	0.59	3.06	1,000.00	1,021.93	0.59	2.97
Class S	1,000.00	1,082.40	0.84	4.35	1,000.00	1,020.69	0.84	4.22
Class S2	1,000.00	1,081.20	0.99	5.12	1,000.00	1,019.94	0.99	4.97

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Intermediate Bond Portfolio	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class ADV	$1,000.00	$1,037.50	0.98%	$4.96	$1,000.00	$1,019.99	0.98%	$4.92
Class I	1,000.00	1,039.70	0.48	2.43	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	1,038.30	0.73	3.70	1,000.00	1,021.23	0.73	3.67
Class S2	1,000.00	1,037.40	0.88	4.46	1,000.00	1,020.49	0.88	4.42
ING Money Market Portfolio
Class I	$1,000.00	$1,000.20	0.34%	$1.69	$1,000.00	$1,023.17	0.34%	$1.71
Class S	1,000.00	1,000.00	0.36	1.79	1,000.00	1,023.07	0.36	1.81
ING Small Company Portfolio
Class ADV	$1,000.00	$1,080.50	1.35%	$6.98	$1,000.00	$1,018.15	1.35%	$6.77
Class I	1,000.00	1,083.30	0.85	4.40	1,000.00	1,020.64	0.85	4.27
Class S	1,000.00	1,081.80	1.10	5.69	1,000.00	1,019.39	1.10	5.52
Class S2	1,000.00	1,080.90	1.25	6.47	1,000.00	1,018.65	1.25	6.27

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Balanced Portfolio	ING BlackRock Science and Technology Opportunities Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$496,181,925	$337,648,165	$3,826,934,407	$2,556,121,808
Short-term investments at fair value**	34,035,899	10,325,012	190,605,959	24,734,094
Short-term investments at amortized cost	—	—	—	85,580,929
Total investments at fair value	$530,217,824	$347,973,177	$4,017,540,366	$2,666,436,831
Cash	19,546,504	—	247	4,018,345
Cash collateral for futures	3,924,852	—	4,160,000	1,293,096
Receivable for derivatives collateral (Note 2)	2,350,000	—	—	5,951,000
Foreign currencies at value***	2,286,851	1,705,127	—	7,136,622
Receivables:
Investments securities sold	34,152,320	9,999,773	—	80,217,691
Investment securities sold on a delayed-delivery or when-issued basis	—	—	—	204,863,716
Fund shares sold	14	14,184	611,533	37,420
Dividends	551,594	34,242	4,058,427	112,629
Interest	1,562,475	—	—	20,073,201
Foreign tax reclaims	92,312	27,536	—	—
Variation margin	12,012	—	—	—
Unrealized appreciation on forward foreign currency contracts	2,290,857	185,460	—	8,317,555
Upfront payments paid on OTC swap agreements	75,445	—	—	1,008,693
Unrealized appreciation on OTC swap agreements	57,992	—	—	128,409
Prepaid expenses	4,666	2,820	28,423	21,981
Total assets	597,125,718	359,942,319	4,026,398,996	2,999,617,189
LIABILITIES:
Payable for investment securities purchased	44,392,941	13,404,451	—	116,432,642
Payable for investment securities purchased on a delayed-delivery or when-issued basis	13,287,427	—	—	459,577,974
Payable for fund shares redeemed	196,890	81,760	2,375,783	1,702,369
Payable for foreign cash collateral for futures****	7,438	—	—	—
Payable upon receipt of securities loaned	5,334,043	—	27,014,959	—
Unrealized depreciation on forward foreign currency contracts	2,136,795	54,139	—	2,762,962
Upfront payments received on OTC swap agreements	225,744	—	—	4,393,159
Unrealized depreciation on OTC swap agreements	2,036,464	—	—	4,807,802
Payable to affiliates	237,511	330,454	2,393,561	1,190,025
Payable for trustee fees	6,003	3,729	43,928	44,308
Payable for derivatives collateral (Note 2)	60,000	—	—	2,428,000
Other accrued expenses and liabilities	114,588	10,848	300,111	111,555
Written options, at fair value^	128,810	—	—	126,085
Total liabilities	68,164,654	13,885,381	32,128,342	593,576,881
NET ASSETS	$528,961,064	$346,056,938	$3,994,270,654	$2,406,040,308
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$645,746,633	$316,640,448	$4,207,512,947	$2,580,992,762
Undistributed (distributions in excess of) net investment income	7,365,665	(1,020,662)	26,379,584	48,642,537
Accumulated net realized gain (loss)	(132,826,693)	9,061,574	(768,191,475)	(282,931,365)
Net unrealized appreciation	8,675,459	21,375,578	528,569,598	59,336,374
NET ASSETS	$528,961,064	$346,056,938	$3,994,270,654	$2,406,040,308
+ Including securities loaned at value	$5,172,683	$—	$26,306,650	$—
* Cost of investments in securities	$486,202,955	$316,445,001	$3,299,699,922	$2,498,384,526
** Cost of short-term investments	$34,053,781	$10,325,012	$190,605,959	$24,721,241
*** Cost of foreign currencies	$2,254,177	$1,662,683	$—	$6,968,803
**** Cost of payable for foreign cash collateral for futures	$7,439	$—	$—	$—
^ Premiums received on written options	$144,743	$—	$—	$106,817

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING BlackRock Science and Technology Opportunities Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
Class ADV:
Net Assets	n/a	$13,932,751	$1,265,310,462	$26,684,830
Shares authorized	n/a	100,000,000	unlimited	unlimited
Par value	n/a	$0.001	$1.000	$1.000
Shares outstanding	n/a	2,615,922	54,748,914	2,093,516
Net asset value and redemption price per share	n/a	$5.33	$23.11	$12.75
Class I:
Net Assets	$523,074,345	$110,489,878	$1,940,988,341	$1,143,674,848
Shares authorized	500,000,000	100,000,000	unlimited	unlimited
Par value	$0.001	$0.001	$1.000	$1.000
Shares outstanding	45,845,062	20,205,200	83,010,237	89,083,027
Net asset value and redemption price per share	$11.41	$5.47	$23.38	$12.84
Class S:
Net Assets	$5,886,719	$219,981,868	$787,727,608	$1,234,500,272
Shares authorized	500,000,000	100,000,000	unlimited	unlimited
Par value	$0.001	$0.001	$1.000	$1.000
Shares outstanding	518,627	40,894,157	34,032,560	96,758,986
Net asset value and redemption price per share	$11.35	$5.38	$23.15	$12.76
Class S2:
Net Assets	n/a	$1,652,441	$244,243	$1,180,358
Shares authorized	n/a	100,000,000	unlimited	unlimited
Par value	n/a	$0.001	$1.000	$1.000
Shares outstanding	n/a	309,304	10,645	92,336
Net asset value and redemption price per share	n/a	$5.34	$22.94	$12.78

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$572,412,466
Short-term investments at fair value**	—	29,263,922
Short-term investments at amortized cost	871,722,644	—
Repurchase Agreements	223,144,000	—
Total investments at fair value	$1,094,866,644	$601,676,388
Cash	5,901	837
Receivables:
Investments securities sold	—	6,896,171
Fund shares sold	12,161	26,655
Dividends	1,754	418,177
Interest	595,481	—
Prepaid expenses	13,364	4,757
Total assets	1,095,495,305	609,022,985
LIABILITIES:
Payable for investment securities purchased	31,200,204	4,730,256
Payable for fund shares redeemed	5,756,501	1,313,754
Payable upon receipt of securities loaned	—	18,757,922
Payable to affiliates	266,412	397,063
Payable for trustee fees	18,206	5,147
Other accrued expenses and liabilities	131,008	75,978
Total liabilities	37,372,331	25,280,120
NET ASSETS	$1,058,122,974	$583,742,865
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,058,199,198	$514,436,249
Undistributed (distributions in excess of) net investment income	(131,931)	263,515
Accumulated net realized gain	55,707	17,735,184
Net unrealized appreciation	—	51,307,917
NET ASSETS	$1,058,122,974	$583,742,865
+ Including securities loaned at value	$—	$18,119,305
* Cost of investments in securities	$—	$521,104,549
** Cost of short-term investments	$—	$29,263,922
Class ADV:
Net Assets	n/a	$6,234,475
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	343,811
Net asset value and redemption price per share	n/a	$18.13
Class I:
Net Assets	$1,058,005,725	$469,402,406
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	1,057,823,809	25,282,875
Net asset value and redemption price per share	$1.00	$18.57
Class S:
Net Assets	$117,249	$107,878,071
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	117,219	5,889,281
Net asset value and redemption price per share	$1.00	$18.32
Class S2:
Net Assets	n/a	$227,913
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	12,514
Net asset value and redemption price per share	n/a	$18.21

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Balanced Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,239,344	$1,339,148
Interest, net of foreign taxes withheld*	4,668,209	—
Securities lending income, net	59,387	94,872
Total investment income	8,966,940	1,434,020
EXPENSES:
Investment management fees	1,352,863	1,682,634
Distribution and service fees:
Class ADV	—	31,431
Class S	7,559	282,478
Class S2	—	2,854
Transfer agent fees	414	208
Administrative service fees	148,812	97,414
Shareholder reporting expense	24,620	11,830
Professional fees	14,546	17,654
Custody and accounting expense	135,563	30,394
Trustee fees	12,056	8,008
Miscellaneous expense	17,066	11,938
Interest expense	127	126
Total expenses	1,713,626	2,176,969
Net waived and reimbursed fees	—	(571)
Net expenses	1,713,626	2,176,398
Net investment income (loss)	7,253,314	(742,378)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,637,182	13,827,480
Foreign currency related transactions	(948,581)	64,608
Futures	(579,397)	—
Swaps	(2,324,562)	—
Written options	252,316	—
Net realized gain	8,036,958	13,892,088
Net change in unrealized appreciation (depreciation) on:
Investments	13,804,365	13,449,860
Foreign currency related transactions	430,420	(127,457)
Futures	283,707	—
Swaps	552,600	—
Written options	(139,747)	—
Net change in unrealized appreciation (depreciation)	14,931,345	13,322,403
Net realized and unrealized gain	22,968,303	27,214,491
Increase in net assets resulting from operations	$30,221,617	$26,472,113
* Foreign taxes withheld	$188,920	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$42,619,592	$318,149
Interest, net of foreign taxes withheld*	28,520	55,214,852
Securities lending income, net	65,637	80,015
Total investment income	42,713,749	55,613,016
EXPENSES:
Investment management fees	10,186,749	4,967,591
Distribution and service fees:
Class ADV	3,215,513	56,289
Class S	1,018,201	1,546,815
Class S2	595	2,727
Transfer agent fees	7,013	3,406
Administrative service fees	1,119,906	683,027
Shareholder reporting expense	133,600	99,190
Professional fees	124,334	126,000
Custody and accounting expense	212,334	8,974
Trustee fees	74,325	54,600
Miscellaneous expense	99,211	35,892
Interest expense	1,571	628
Total expenses	16,193,352	7,585,139
Net waived and reimbursed fees	(321,617)	(546)
Net expenses	15,871,735	7,584,593
Net investment income	26,842,014	48,028,423
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	66,927,130	40,016,637
Foreign currency related transactions	(8,084)	(3,641,024)
Futures	(133,177)	(15,346,310)
Swaps	—	(16,751,193)
Written options	—	562,190
Net realized gain	66,785,869	4,840,300
Net change in unrealized appreciation (depreciation) on:
Investments	218,450,349	29,658,554
Foreign currency related transactions	(957)	6,191,042
Futures	1,335,113	2,948,322
Swaps	—	4,188,871
Written options	—	(686,291)
Net change in unrealized appreciation (depreciation)	219,784,505	42,300,498
Net realized and unrealized gain	286,570,374	47,140,798
Increase in net assets resulting from operations	$313,412,388	$95,169,221
* Foreign taxes withheld	$240,314	$687

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,946	$2,912,354
Interest	2,072,672	—
Securities lending income, net	—	156,815
Total investment income	2,081,618	3,069,169
EXPENSES:
Investment management fees	1,371,885	2,313,980
Distribution and service fees:
Class ADV	—	15,930
Class S	282	141,356
Class S2	—	545
Transfer agent fees	816	637
Administrative service fees	301,809	169,688
Shareholder reporting expense	54,097	25,700
Professional fees	40,393	25,835
Custody and accounting expense	70,263	40,040
Trustee fees	22,446	14,236
Miscellaneous expense	23,014	15,544
Interest expense	—	1,214
Total expenses	1,885,005	2,764,705
Net waived and reimbursed fees	(18,083)	(109)
Net expenses	1,866,922	2,764,596
Net investment income	214,696	304,573
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	55,707	38,559,130
Net realized gain	55,707	38,559,130
Net change in unrealized appreciation (depreciation) on:
Investments	—	11,278,666
Net change in unrealized appreciation (depreciation)	—	11,278,666
Net realized and unrealized gain	55,707	49,837,796
Increase in net assets resulting from operations	$270,403	$50,142,369
* Foreign taxes withheld	$—	$1,608

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$7,253,314	$14,821,347	$(742,378)	$(1,389,324)
Net realized gain	8,036,958	23,761,184	13,892,088	47,315,931
Net change in unrealized appreciation (depreciation)	14,931,345	(46,020,484)	13,322,403	(89,371,300)
Increase (decrease) in net assets resulting from operations	30,221,617	(7,437,953)	26,472,113	(43,444,693)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(16,407,670)	(15,869,939)	(200,752)	—
Class S	(165,089)	(182,605)	—	—
Class S2	—	—	(1,921)	—
Net realized gains:
Class ADV	—	—	(818,436)	—
Class I	—	—	(6,630,736)	—
Class S	—	—	(13,507,644)	—
Class S2	—	—	(83,229)	—
Total distributions	(16,572,759)	(16,052,544)	(21,242,718)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,528,183	6,609,523	29,202,342	82,557,188
Reinvestment of distributions	16,572,759	16,052,544	21,242,718	—
	18,100,942	22,662,067	50,445,060	82,557,188
Cost of shares redeemed	(33,628,344)	(90,525,985)	(31,564,791)	(118,727,363)
Net increase (decrease) in net assets resulting from capital share transactions	(15,527,402)	(67,863,918)	18,880,269	(36,170,175)
Net increase (decrease) in net assets	(1,878,544)	(91,354,415)	24,109,664	(79,614,868)
NET ASSETS:
Beginning of year or period	530,839,608	622,194,023	321,947,274	401,562,142
End of year or period	$528,961,064	$530,839,608	$346,056,938	$321,947,274
Distributions in excess of net investment income/accumulated net investment loss at end of year or period	$7,365,665	$16,685,110	$(1,020,662)	$(75,611)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Growth and Income Portfolio		ING Intermediate Bond Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$26,842,014	$46,966,555	$48,028,423	$103,984,079
Net realized gain	66,785,869	21,471,346	4,840,300	126,279,384
Net change in unrealized appreciation (depreciation)	219,784,505	(157,910,038)	42,300,498	(54,653,578)
Increase (decrease) in net assets resulting from operations	313,412,388	(89,472,137)	95,169,221	175,609,885
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(762,943)	(10,844,280)	(103,649)	(712,832)
Class I	(1,178,646)	(24,719,662)	(5,206,649)	(53,618,661)
Class S	(474,838)	(9,460,294)	(5,067,104)	(52,930,354)
Class S2	(144)	(1,636)	(4,782)	(43,906)
Total distributions	(2,416,571)	(45,025,872)	(10,382,184)	(107,305,753)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	139,474,968	207,918,700	232,541,656	464,216,980
Proceeds from shares issued in merger (Note 15)	—	1,845,801,824	—	—
Reinvestment of distributions	2,415,735	45,005,585	10,380,385	107,285,977
	141,890,703	2,098,726,109	242,922,041	571,502,957
Cost of shares redeemed	(348,759,975)	(814,449,911)	(392,463,058)	(683,342,402)
Net increase (decrease) in net assets resulting from capital share transactions	(206,869,272)	1,284,276,198	(149,541,017)	(111,839,445)
Net increase (decrease) in net assets	104,126,545	1,149,778,189	(64,753,980)	(43,535,313)
NET ASSETS:
Beginning of year or period	3,890,144,109	2,740,365,920	2,470,794,288	2,514,329,601
End of year or period	$3,994,270,654	$3,890,144,109	$2,406,040,308	$2,470,794,288
Undistributed net investment income at end of year or period	$26,379,584	$1,954,141	$48,642,537	$10,996,298

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Money Market Portfolio		ING Small Company Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$214,696	$8,033	$304,573	$2,016,387
Net realized gain	55,707	40,348	38,559,130	69,793,435
Net change in unrealized appreciation (depreciation)	—	149,401	11,278,666	(89,171,385)
Increase (decrease) in net assets resulting from operations	270,403	197,782	50,142,369	(17,361,563)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(22,163)
Class I	(214,696)	(8,033)	(1,896,687)	(1,919,855)
Class S	—	—	(158,247)	(267,549)
Class S2	—	—	(159)	(696)
Net realized gains:
Class ADV	—	—	(231,384)	—
Class I	—	(46,849)	(16,798,543)	—
Class S	—	(11)	(4,016,404)	—
Class S2	—	—	(8,049)	—
Return of capital:
Class I	—	(165,438)	—	—
Class S	—	(40)	—	—
Total distributions	(214,696)	(220,371)	(23,109,473)	(2,210,263)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,159,773	396,127,327	31,067,762	126,373,173
Reinvestment of distributions	214,696	220,371	23,109,473	2,210,263
	34,374,469	396,347,698	54,177,235	128,583,436
Cost of shares redeemed	(152,778,168)	(290,114,374)	(95,574,653)	(140,231,718)
Net increase (decrease) in net assets resulting from capital share transactions	(118,403,699)	106,233,324	(41,397,418)	(11,648,282)
Net increase (decrease) in net assets	(118,347,992)	106,210,735	(14,364,522)	(31,220,108)
NET ASSETS:
Beginning of year or period	1,176,470,966	1,070,260,231	598,107,387	629,327,495
End of year or period	$1,058,122,974	$1,176,470,966	$583,742,865	$598,107,387
Undistributed (distributions in excess of) net investment income at end of year or period	$(131,931)	$(131,931)	$263,515	$2,014,035

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Balanced Portfolio
Class I
06-30-12	11.13	0.16	•	0.48	0.64	0.36	—	—
12-31-11	11.58	0.29	•	(0.43)	(0.14)	0.31	—	—
12-31-10	10.42	0.27	•	1.19	1.46	0.30	—	—
12-31-09	9.18	0.24	•	1.43	1.67	0.43	—	—
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45	1.15	—
12-31-07	14.65	0.39	•	0.38	0.77	0.39	0.58	—
Class S
06-30-12	11.05	0.14	•	0.49	0.63	0.33	—	—
12-31-11	11.50	0.26	•	(0.43)	(0.17)	0.28	—	—
12-31-10	10.36	0.24		1.18	1.42	0.28	—	—
12-31-09	9.12	0.21	•	1.43	1.64	0.40	—	—
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41	1.15	—
12-31-07	14.57	0.35	•	0.38	0.73	0.36	0.58	—
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-12	5.20	(0.02)		0.48	0.46	—	0.33	—
12-31-11	5.83	(0.03)		(0.60)	(0.63)	—	—	—
12-31-10	4.94	(0.03	)•	0.92	0.89	—	—	—
12-31-09	3.25	(0.02)		1.71	1.69	—	—	—
12-16-08(5) -12-31-08	3.29	(0.01)		(0.03)	(0.04)	—	—	—
Class I
06-30-12	5.32	(0.01)		0.50	0.49	0.01	0.33	—
12-31-11	5.94	(0.01)		(0.61)	(0.62)	—	—	—
12-31-10	5.01	(0.01)		0.94	0.93	—	—	—
12-31-09	3.28	(0.01)		1.74	1.73	—	—	—
12-31-08	5.45	0.00	*	(2.17)	(2.17)	—	—	—
12-31-07	4.58	(0.01)		0.88	0.87	—	—	—
Class S
06-30-12	5.24	(0.01)		0.48	0.47	—	0.33	—
12-31-11	5.86	(0.03)		(0.59)	(0.62)	—	—	—
12-31-10	4.96	(0.02)		0.92	0.90	—	—	—
12-31-09	3.25	(0.02)		1.73	1.71	—	—	—
12-31-08	5.42	(0.01)		(2.16)	(2.17)	—	—	—
12-31-07	4.56	(0.02)		0.88	0.86	—	—	—
Class S2
06-30-12	5.22	(0.01)		0.47	0.46	0.01	0.33	—
12-31-11	5.85	(0.02)		(0.61)	(0.63)	—	—	—
12-31-10	4.95	(0.03	)•	0.93	0.90	—	—	—
02-27-09(5) -12-31-09	3.01	(0.02	)•	1.96	1.94	—	—	—
ING Growth and Income Portfolio
Class ADV
06-30-12	21.39	0.12		1.61	1.73	0.01	—	—
12-31-11	21.74	0.22		(0.38)	(0.16)	0.19	—	—
12-31-10	19.31	0.15	•	2.47	2.62	0.19	—	—
12-31-09	15.04	0.18	•	4.29	4.47	0.20	—	—
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22	—	—
12-31-07	23.38	0.72	•	0.84	1.56	0.33	—	—
Class I
06-30-12	21.59	0.18	•	1.62	1.80	0.01	—	—
12-31-11	21.94	0.31	•	(0.37)	(0.06)	0.29	—	—
12-31-10	19.42	0.22		2.53	2.75	0.23	—	—
12-31-09	15.11	0.27	•	4.30	4.57	0.26	—	—
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32	—	—
12-31-07	23.38	0.33	•	1.40	1.73	0.35	—	—

						Ratios to average net assets						Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)		(%)	(%)		(%)		(%)	($000's)	(%)
ING Balanced Portfolio
Class I
06-30-12	0.36	—	11.41	5.67		0.63	0.63		0.63		2.68	523,074	125
12-31-11	0.31	—	11.13	(1.40)		0.65	0.65		0.65		2.51	524,887	259
12-31-10	0.30	—	11.58	14.22		0.62	0.62	†	0.62	†	2.47 †	614,261	328
12-31-09	0.43	—	10.42	19.23		0.63	0.63	†	0.63	†	2.55 †	631,106	337
12-31-08	1.60	—	9.18	(28.10)		0.62	0.62	†	0.62	†	2.97 †	602,815	294
12-31-07	0.97	—	14.45	5.57		0.60	0.60	†	0.60	†	2.68 †	1,046,498	257
Class S
06-30-12	0.33	—	11.35	5.58		0.88	0.88		0.88		2.43	5,887	125
12-31-11	0.28	—	11.05	(1.66)		0.90	0.90		0.90		2.25	5,953	259
12-31-10	0.28	—	11.50	13.87		0.87	0.87	†	0.87	†	2.22 †	7,933	328
12-31-09	0.40	—	10.36	18.94		0.88	0.88	†	0.88	†	2.30 †	7,374	337
12-31-08	1.56	—	9.12	(28.28)		0.87	0.87	†	0.87	†	2.73 †	6,684	294
12-31-07	0.94	—	14.36	5.31		0.85	0.85	†	0.85	†	2.43 †	10,281	257
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-12	0.33	—	5.33	8.52		1.55	1.55		1.55		(0.74)	13,933	173
12-31-11	—	—	5.20	(10.81)		1.56	1.55		1.55		(0.66)	9,905	148
12-31-10	—	—	5.83	18.02		1.55	1.55		1.55		(0.66)	5,609	52
12-31-09	—	—	4.94	52.00		1.57	1.55		1.55		(0.92)	54	74
12-16-08(5) -12-31-08	—	—	3.25	(1.22)		1.58	1.56		1.56		(2.08)	3	137
Class I
06-30-12	0.34	—	5.47	8.88		1.05	1.05		1.05		(0.24)	110,490	173
12-31-11	—	—	5.32	(10.44)		1.06	1.05		1.05		(0.18)	105,891	148
12-31-10	—	—	5.94	18.56		1.05	1.05		1.05		(0.20)	121,443	52
12-31-09	—	—	5.01	52.74		1.07	1.05		1.05		(0.13)	100,726	74
12-31-08	—	—	3.28	(39.82)		1.08	1.06		1.06		0.09	55,899	137
12-31-07	—	—	5.45	19.00		1.08	1.08		1.08		(0.24)	97,943	84
Class S
06-30-12	0.33	—	5.38	8.64		1.30	1.30		1.30		(0.49)	219,982	173
12-31-11	—	—	5.24	(10.58)		1.31	1.30		1.30		(0.43)	205,905	148
12-31-10	—	—	5.86	18.15		1.30	1.30		1.30		(0.45)	274,471	52
12-31-09	—	—	4.96	52.62		1.32	1.30		1.30		(0.41)	230,138	74
12-31-08	—	—	3.25	(40.04)		1.33	1.31		1.31		(0.02)	89,548	137
12-31-07	—	—	5.42	18.86		1.33	1.33		1.33		(0.50)	1,140	84
Class S2
06-30-12	0.34	—	5.34	8.42		1.55	1.45		1.45		(0.61)	1,652	173
12-31-11	—	—	5.22	(10.77)		1.56	1.45		1.45		(0.56)	246	148
12-31-10	—	—	5.85	18.18		1.55	1.45		1.45		(0.51)	40	52
02-27-09(5) -12-31-09	—	—	4.95	64.45		1.57	1.45		1.45		(0.56)	5	74
ING Growth and Income Portfolio
Class ADV
06-30-12	0.01	—	23.11	8.10		1.09	1.04		1.04		1.06	1,265,310	26
12-31-11	0.19	—	21.39	(0.72)		1.08	1.03		1.03		1.03	1,221,084	75
12-31-10	0.19	—	21.74	13.55		1.10	1.10	†	1.10	†	0.77 †	6,037	117
12-31-09	0.20	—	19.31	29.69		1.11	1.11	†	1.11	†	1.10 †	1,302	104
12-31-08	0.22	—	15.04	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14 †	791	169
12-31-07	0.33	—	24.61	6.66		1.09	1.09	†	1.09	†	2.95 †	1,211	146
Class I
06-30-12	0.01	—	23.38	8.35		0.59	0.59		0.59		1.51	1,940,988	26
12-31-11	0.29	—	21.59	(0.27)		0.58	0.58		0.58		1.39	1,873,712	75
12-31-10	0.23	—	21.94	14.14		0.60	0.60	†	0.60	†	1.12 †	2,253,794	117
12-31-09	0.26	—	19.42	30.24		0.61	0.61	†	0.61	†	1.60 †	2,090,019	104
12-31-08	0.32	—	15.11	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64 †	1,622,085	169
12-31-07	0.35	—	24.76	7.40		0.59	0.59	†	0.59	†	1.32 †	2,796,115	146

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital
Year or period ended	($)	($)		($)		($)		($)		($)		($)
ING Growth and Income Portfolio (continued)
Class S
06-30-12	21.40	0.14	•	1.62		1.76		0.01		—		—
12-31-11	21.77	0.24	•	(0.35)		(0.11)		0.26		—		—
12-31-10	19.28	0.18		2.48		2.66		0.17		—		—
12-31-09	15.00	0.19		4.32		4.51		0.23		—		—
12-31-08	24.63	0.25	•	(9.58)		(9.33)		0.30		—		—
12-31-07	23.30	0.37	•	1.29		1.66		0.33		—		—
Class S2
06-30-12	21.23	0.12		1.60		1.72		0.01		—		—
12-31-11	21.52	0.41	•	(0.54)		(0.13)		0.16		—		—
12-31-10	19.26	0.14		2.28		2.42		0.16		—		—
02-27-09(5) -12-31-09	12.69	(0.06	)•	6.72		6.66		0.09		—		—
ING Intermediate Bond Portfolio
Class ADV
06-30-12	12.34	0.22	•	0.24		0.46		0.05		—		—
12-31-11	12.04	0.47	•	0.38		0.85		0.55		—		—
12-31-10	11.62	0.57	•	0.48		1.05		0.63		—		—
12-31-09	11.12	0.47		0.76		1.23		0.73		—		—
12-31-08	13.23	0.58		(1.77)		(1.19)		0.62		0.30		—
12-31-07	12.96	0.63		0.09		0.72		0.45		—		—
Class I
06-30-12	12.40	0.25	•	0.24		0.49		0.05		—		—
12-31-11	12.07	0.54	•	0.37		0.91		0.58		—		—
12-31-10	11.57	0.61	•	0.53		1.14		0.64		—		—
12-31-09	11.08	0.53	•	0.75		1.28		0.79		—		—
12-31-08	13.22	0.64	•	(1.73)		(1.09)		0.75		0.30		—
12-31-07	12.96	0.69	•	0.08		0.77		0.51		—		—
Class S
06-30-12	12.34	0.24		0.23		0.47		0.05		—		—
12-31-11	12.01	0.51	•	0.37		0.88		0.55		—		—
12-31-10	11.52	0.57	•	0.52		1.09		0.60		—		—
12-31-09	11.00	0.50	•	0.75		1.25		0.73		—		—
12-31-08	13.14	0.60	•	(1.72)		(1.12)		0.72		0.30		—
12-31-07	12.89	0.65	•	0.08		0.73		0.48		—		—
Class S2
06-30-12	12.37	0.23	•	0.23		0.46		0.05		—		—
12-31-11	12.08	0.52	•	0.34		0.86		0.57		—		—
12-31-10	11.59	0.55	•	0.53		1.08		0.59		—		—
02-27-09(5) -12-31-09	10.79	0.42	•	1.15		1.57		0.77		—		—
ING Money Market Portfolio(b)
Class I
06-30-12	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—
12-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		0.00	*
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—
12-31-08	1.05	0.02		0.00	*	0.02		0.07		—		—
12-31-07	1.04	0.05		(0.00	)*	0.05		0.04		—		—
Class S
06-30-12	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—
12-31-11	1.00	—		0.00	*	0.00		—		0.00	*	0.00	*
03-15-10(5) -12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—

							Ratios to average net assets							Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Growth and Income Portfolio (continued)
Class S
06-30-12	0.01		—	23.15	8.24		0.84	0.84		0.84		1.26		787,728	26
12-31-11	0.26		—	21.40	(0.51)		0.83	0.83		0.83		1.13		795,131	75
12-31-10	0.17		—	21.77	13.81		0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	0.23		—	19.28	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	0.30		—	15.00	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	0.33		—	24.63	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
Class S2
06-30-12	0.01		—	22.94	8.12		1.09	0.99		0.99		1.10		244	26
12-31-11	0.16		—	21.23	(0.59)		1.08	0.98		0.98		1.99		217	75
12-31-10	0.16		—	21.52	12.55		1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(5) -12-31-09	0.09		—	19.26	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104
ING Intermediate Bond Portfolio
Class ADV
06-30-12	0.05		—	12.75	3.75		0.98	0.98		0.98		3.56		26,685	239
12-31-11	0.55		—	12.34	7.04		1.00	1.00		1.00		3.76		16,953	456
12-31-10	0.63		—	12.04	9.01		1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	0.73		—	11.62	11.08		1.01	1.01	†	1.01	†	4.08	†	1	692
12-31-08	0.92		—	11.12	(9.16)		1.01	1.00	†	1.00	†	4.58	†	1	666
12-31-07	0.45		—	13.23	5.60	(a)	0.99	0.99	†	0.99	†	4.77	†	1	438
Class I
06-30-12	0.05		—	12.84	3.97		0.48	0.48		0.48		3.99		1,143,675	239
12-31-11	0.58		—	12.40	7.54		0.50	0.50		0.50		4.31		1,205,691	456
12-31-10	0.64		—	12.07	9.84		0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	0.79		—	11.57	11.57		0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
12-31-08	1.05		—	11.08	(8.41)		0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
12-31-07	0.51		—	13.22	5.95	(a)	0.49	0.49	†	0.49	†	5.19	†	2,267,008	438
Class S
06-30-12	0.05		—	12.76	3.83		0.73	0.73		0.73		3.76		1,234,500	239
12-31-11	0.55		—	12.34	7.30		0.75	0.75		0.75		4.09		1,247,149	456
12-31-10	0.60		—	12.01	9.51		0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	0.73		—	11.52	11.38		0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
12-31-08	1.02		—	11.00	(8.73)		0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
12-31-07	0.48		—	13.14	5.70	(a)	0.74	0.74	†	0.74	†	4.92	†	1,079,662	438
Class S2
06-30-12	0.05		—	12.78	3.74		0.98	0.88		0.88		3.64		1,180	239
12-31-11	0.57		—	12.37	7.14		1.00	0.90		0.90		4.20		1,001	456
12-31-10	0.59		—	12.08	9.29		1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(5) -12-31-09	0.77		—	11.59	14.59		1.01	0.91	†	0.91	†	4.31	†	3	692
ING Money Market Portfolio(b)
Class I
06-30-12	0.00	*	—	1.00	0.02		0.34	0.34		0.34		0.04	*	1,058,006	—
12-31-11	0.00	*	—	1.00	0.02		0.34	0.26		0.26		0.00	**	1,176,157	—
12-31-10	0.00	*	—	1.00	0.24		0.34	0.31	†	0.31	†	0.02	†	1,069,947	—
12-31-09	0.00	*	—	1.00	0.33		0.37	0.37		0.37		0.25		1,328,429	—
12-31-08	0.07		—	1.00	2.67		0.35	0.35		0.35		2.66		1,798,833	—
12-31-07	0.04		—	1.05	5.13		0.33	0.33		0.33		5.03		1,711,139	—
Class S
06-30-12	—		—	1.00	0.00		0.59	0.36		0.36		0.01	*	117	—
12-31-11	0.00	*	—	1.00	0.02		0.59	0.26		0.26		0.00	*	314	—
03-15-10(5) -12-31-10	0.00	*	—	1.00	0.00		0.59	0.36	†	0.36	†	0.00	*†	313	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Small Company Portfolio
Class ADV
06-30-12	17.39	(0.03)		1.45	1.42	—	0.68	—
12-31-11	17.98	(0.02	)•	(0.51)	(0.53)	0.06	—	—
12-31-10	14.60	0.04	•	3.42	3.46	0.08	—	—
12-31-09	11.58	0.08	•	3.02	3.10	0.08	—	—
12-16-08(5) -12-31-08	11.13	0.00	*•	0.45	0.45	—	—	—
Class I
06-30-12	17.82	0.02		1.49	1.51	0.08	0.68	—
12-31-11	18.34	0.07		(0.52)	(0.45)	0.07	—	—
12-31-10	14.82	0.09		3.52	3.61	0.09	—	—
12-31-09	11.70	0.09		3.11	3.20	0.08	—	—
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18	2.27	—
12-31-07	21.70	0.24	•	0.99	1.23	0.04	3.33	—
Class S
06-30-12	17.57	(0.01)		1.47	1.46	0.03	0.68	—
12-31-11	18.09	0.02		(0.50)	(0.48)	0.04	—	—
12-31-10	14.64	0.04		3.47	3.51	0.06	—	—
12-31-09	11.57	0.05	•	3.09	3.14	0.07	—	—
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14	2.27	—
12-31-07	21.54	0.18	•	1.00	1.18	—	3.33	—
Class S2
06-30-12	17.47	(0.03)		1.46	1.43	0.01	0.68	—
12-31-11	18.04	0.01	•	(0.52)	(0.51)	0.06	—	—
12-31-10	14.61	0.06	•	3.42	3.48	0.05	—	—
02-27-09(5) -12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio
Class ADV
06-30-12	0.68	—	18.13	8.05	1.35	1.35		1.35		(0.34)		6,234	26
12-31-11	0.06	—	17.39	(2.99)	1.35	1.35		1.35		(0.10)		5,938	61
12-31-10	0.08	—	17.98	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	0.08	—	14.60	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(5) -12-31-08	—	—	11.58	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-12	0.76	—	18.57	8.33	0.85	0.85		0.85		0.15		469,402	26
12-31-11	0.07	—	17.82	(2.49)	0.85	0.85		0.85		0.38		483,473	61
12-31-10	0.09	—	18.34	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	0.08	—	14.82	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	2.45	—	11.70	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	3.37	—	19.56	5.90	0.84	0.84	†	0.84	†	1.16	†	603,492	106
Class S
06-30-12	0.71	—	18.32	8.18	1.10	1.10		1.10		(0.10)		107,878	26
12-31-11	0.04	—	17.57	(2.68)	1.10	1.10		1.10		0.12		108,502	61
12-31-10	0.06	—	18.09	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	0.07	—	14.64	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	2.41	—	11.57	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	3.33	—	19.39	5.68	1.09	1.09	†	1.09	†	0.90	†	2,890	106
Class S2
06-30-12	0.69	—	18.21	8.09	1.35	1.25		1.25		(0.24)		228	26
12-31-11	0.06	—	17.47	(2.85)	1.35	1.25		1.25		0.04		195	61
12-31-10	0.05	—	18.04	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(5) -12-31-09	0.08	—	14.61	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Commencement of operations.

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has twenty separate active diversified and non-diversified series. The two diversified series that are in this report are: ING Small Company Portfolio ("Small Company"), and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

Each Portfolio offers at least two of the following classes of shares: Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Small Company is closed to new shareholders, except for shares purchased by: (1) certain insurance company separate accounts that are currently offering the Portfolio as an investment option under Variable Contracts; (2) certain Qualified Plans outside the separate account context; (3) custodial accounts; (4) certain investment advisers and their affiliates in connection with the creation or management of the Portfolio; and (5) registered investment companies. Investments by currently invested separate accounts, Qualified Plans, custodial accounts, certain investment advisers and their affiliates, and investment companies may be made on behalf of existing and future participants. The closure does not affect share purchases through the reinvestment of dividends and distributions.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. LLC ("ING IM") serves as the sub-adviser to each of the Portfolios except Science and Technology Opportunities. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

ING Investments, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Risk Exposures and the Use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2012, the maximum amount of loss that Balanced, Intermediate Bond, and Science and Technology Opportunities would incur if the counterparties to its derivative transactions failed to perform would be $2,717,241, $12,213,566 and $185,460, respectively, which represents the gross payments to be received by the Portfolios on open swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2012. As of June 30, 2012, certain counterparties have posted $2,350,000 and $5,951,000, respectively, in cash collateral to Balanced and Intermediate Bond to reduce the potential risk of loss.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2012, Balanced, Intermediate Bond, and Science and Technology Opportunities had a net liability position of $4,469,821, $12,090,008 and $54,139, respectively, on open swaps, forward foreign currency contract and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2012, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2012, Balanced and Intermediate Bond have posted $60,000 and $2,428,000, respectively, for open OTC derivative transactions with their respective counterparties.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2012, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$106,025,942	$97,494,088
Intermediate Bond	73,389,033	211,992,770
Science and Technology Opportunities	9,412,027	18,646,123

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2012, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to "equitize" cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Growth and Income entered into equity futures to "equitize" cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2012, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$98,651,132	$60,419,559
Intermediate Bond	1,190,690,595	1,083,699,813
Growth and Income	18,085,333	—

F.  Options Contracts. Certain Portfolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios' exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2012, Balanced and Intermediate Bond have purchased and written credit default swaptions to gain exposure to credit risk and to generate income. Please refer to the Summary Portfolio of Investments for open purchased credit default swaptions at June 30, 2012. There were no open written credit default swaptions at June 30, 2012.

During the six months ended June 30, 2012, Balanced and Intermediate Bond have purchased and written

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2012 for Balanced and Intermediate Bond.

During the six months ended June 30, 2012, Balanced had purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions and the table following the Summary Portfolio of Investments for open written interest rate swaptions at June 30, 2012.

During the six months ended June 30, 2012, Balanced had written options on U.S. Treasuries to generate income. There were no open written options on U.S. Treasuries at June 30, 2012.

Please refer to Note 10 for the volume of both purchased and written option activity during the six months ended June 30, 2012.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Small Company and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which a Portfolio is seller of protection are disclosed in each Portfolio's Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2012, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2012, both Balanced and Intermediate Bond have purchased credit protection on credit default swap indices ("CDX"). A CDX is a basket of credit instruments or exposures designed to be representative of some part

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets.

For the six months ended June 30, 2012, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2012, Balanced and Intermediate Bond had average notional amounts of $3,851,620 and $32,915,935 on credit default swaps to buy protection and average notional amounts of $2,166,287 and $15,479,000 on credit default swaps to sell protection, respectively. Please refer to the tables following each respective Summary Portfolio of Investments for open credit default swaps at June 30, 2012.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2012, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $70,906,260 and $171,200,000, respectively.

For the six months ended June 30, 2012, Balanced and Intermediate Bond have entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $106,549,693 and $250,823,757, respectively.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2012.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$442,574,910	$458,683,808
Science and Technology Opportunities	590,679,402	594,496,873
Growth and Income	1,035,553,670	1,355,829,219
Intermediate Bond	1,540,908,988	1,578,182,104
Small Company	155,837,038	220,806,655

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$207,256,851	$226,516,495
Intermediate Bond	4,668,122,436	4,652,830,054

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Science and Technology Opportunities(1)	0.95% on first $500 million;
0.85% on next $500 million; and
0.75% thereafter
Growth and Income	0.500% on first $10 billion;
0.450% on next $5 billion; and
0.425% over $15 billion
Intermediate Bond	0.400%
Money Market	0.250%
Small Company	0.750%

(1)  Effective April 30, 2012, the advisory fee was modified to add breakpoints.

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. For the six months ended June 30, 2012, the Distributor for Growth and Income, Science and Technology Opportunities, Intermediate Bond, and Small Company waived $123, $571, $545 and $109, respectively. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by ADV Class of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. There is no guarantee that these waivers will continue.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares. During the six months ended June 30, 2012, the Distributor for Money Market waived $113. There is no guarantee that this waiver will continue.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2012, IID waived $142 of Class S specific distribution fees and ING Investments waived $17,828 of management fees for Money Market to maintain a yield of not less than zero. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$212,906	$23,419	$1,186	$237,511
Science and Technology Opportunities	264,703	15,324	50,427	330,454
Growth and Income	1,602,704	176,289	614,568	2,393,561
Intermediate Bond	814,013	111,924	264,088	1,190,025
Money Market	218,357	48,038	17	266,412
Small Company	347,536	25,485	24,042	397,063

The Registrants have adopted a Deferred Compensation Plan (the "Plan"), which allows eligible independent directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

At June 30, 2012, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary/ING Portfolio	Portfolios	Percentage
ING Life Insurance and Annuity Company	Balanced	90.74%
	Science and Technology Opportunities	32.25%
	Growth and Income	39.81%
	Intermediate Bond	39.04%
	Money Market	81.32%
	Small Company	50.65%
ING National Trust	Small Company	5.81%
ING Solution 2025 Portfolio	Small Company	8.57%
ING Solution 2035 Portfolio	Small Company	7.35%
ING Solution 2045 Portfolio	Small Company	5.94%
ING USA Annuity and Life Insurance Company	Science and Technology Opportunities	61.52%
	Growth and Income	48.99%
	Intermediate Bond	50.11%
	Small Company	15.50%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2012, the Portfolios did not have any payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%
Small Company	1.45%	0.95%	1.20%	1.35%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2012, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
Science and Technology Opportunities	$7,973	$17,271	$119	$25,363

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

$100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2012:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	1	$3,570,000	1.30%
Science and Technology Opportunities	4	928,750	1.24%
Growth and Income	7	6,366,429	1.29%
Intermediate Bond	8	2,244,375	1.28%
Small Company	2	16,962,500	1.31%

NOTE 10 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	18,200,000	$279,080
Options Purchased	93,800,000	1,083,580
Options Terminated in Closing Sell Transactions	(72,800,000)	(937,138)
Options Expired	(14,800,000)	(101,037)
Balance at 06/30/12	24,400,000	$324,485

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	AUD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	11,700,000	140,700
Options Terminated in Closing Sell Transactions	(11,700,000)	(140,700)
Options Expired
Balance at 06/30/12	—	$—

Transactions in purchased credit default swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Contracts	Cost
Balance at 12/31/11	—	$—
Options Purchased	16,290,000	409,091
Options Terminated in Closing Sell Transactions	(10,860,000)	(203,837)
Options Expired	—	—
Balance at 06/30/12	5,430,000	$205,254

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	4,900,000	49,000
Options Terminated in Closing Sell Transactions	(1,900,000)	(19,000)
Options Expired	—	—
Balance at 06/30/12	3,000,000	$30,000

Transactions in written foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	18,200,000	$236,248
Options Written	109,100,000	885,128
Options Terminated in Closing Purchase Transactions	(64,800,000)	(705,925)
Options Expired	(41,100,000)	(301,208)
Balance at 06/30/12	21,400,000	$114,243

Transactions in written foreign currency options for Balanced during the period ended June 30, 2012 were as follows:

	AUD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	11,700,000	147,244
Options Terminated in Closing Purchase Transactions	(11,700,000)	(147,244)
Options Expired	—	—
Balance at 06/30/12	—	$—

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	9,800,000	49,000
Options Terminated in Closing Purchase Transactions	(3,700,000)	(18,500)
Options Expired	—	—
Balance at 06/30/12	6,100,000	$30,500

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written credit default swaptions for Balanced during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	10,860,000	161,271
Options Terminated in Closing Purchase Transactions	(10,860,000)	(161,271)
Options Expired	—	—
Balance at 06/30/12	—	$—

Transactions in written options on U.S. Treasuries for Balanced during the period ended June 30, 2012 were as follows:

	Contracts	Premium
Balance at 12/31/11	781,000	$244
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(781,000)	(244)
Balance at 06/30/12	—	$—

Transactions in purchased foreign currency options for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	60,800,000	$984,914
Options Purchased	679,000,000	7,388,834
Options Terminated in Closing Sell Transactions	(558,400,000)	(7,132,661)
Options Expired	(61,000,000)	(488,000)
Balance at 06/30/12	120,400,000	$753,087

Transactions in purchased credit default swaptions for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	225,565,000	5,737,445
Options Terminated in Closing Sell Transactions	(125,310,000)	(2,352,006)
Options Expired	—	—
Balance at 06/30/12	100,255,000	$3,385,439

Transactions in written foreign currency options for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	60,800,000	$767,322
Options Written	740,000,000	6,651,173
Options Terminated in Closing Purchase Transactions	(619,400,000)	(6,841,488)
Options Expired	(61,000,000)	(470,190)
Balance at 06/30/12	120,400,000	$106,817

Transactions in written credit default swaptions for Intermediate Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	162,910,000	2,312,054
Options Terminated in Closing Purchase Transactions	(162,910,000)	(2,312,054)
Options Expired	—	—
Balance at 06/30/12	—	$—

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
Class I
06-30-12	116,600	—	1,396,397	(2,842,233)	(1,329,236)	1,361,274	—	16,407,669	(33,051,218)	(15,282,275)
12-31-11	546,025	—	1,319,197	(7,728,438)	(5,863,216)	6,324,059	—	15,869,939	(88,331,539)	(66,137,541)
Class S
06-30-12	15,056	—	14,110	(49,134)	(19,968)	166,909	—	165,090	(577,126)	(245,127)
12-31-11	25,221	—	15,255	(191,435)	(150,959)	285,464	—	182,605	(2,194,446)	(1,726,377)
Class S2
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Science and Technology Opportunities
Class ADV
06-30-12	738,305	—	144,091	(172,128)	710,268	4,296,245	—	818,436	(960,073)	4,154,608
12-31-11	1,316,041	—	—	(372,475)	943,566	7,779,707	—	—	(2,090,659)	5,689,048
Class I
06-30-12	815,044	—	1,171,782	(1,668,055)	318,771	4,841,226	—	6,831,487	(9,222,097)	2,450,616
12-31-11	2,858,998	—	—	(3,409,399)	(550,401)	17,535,837	—	—	(19,895,330)	(2,359,493)
Class S
06-30-12	3,105,648	—	2,353,248	(3,856,386)	1,602,510	18,628,703	—	13,507,644	(21,351,247)	10,785,100
12-31-11	9,496,260	—	—	(17,018,576)	(7,522,316)	56,948,513	—	—	(96,692,040)	(39,743,527)
Class S2
06-30-12	252,997	—	14,939	(5,720)	262,216	1,436,168	—	85,151	(31,374)	1,489,945
12-31-11	49,472	—	—	(9,182)	40,290	293,131	—	—	(49,334)	243,797
Growth and Income
Class ADV
06-30-12	1,164,227	—	31,618	(3,538,857)	(2,343,012)	27,357,995	—	762,943	(81,280,577)	(53,159,639)
12-31-11	794,351	64,132,504	511,015	(8,623,691)	56,814,179	36,311,513	1,425,596,434	10,844,280	(187,470,745)	1,285,281,482
Class I
06-30-12	4,586,412	—	48,291	(8,408,191)	(3,773,488)	109,650,174	—	1,177,810	(192,537,928)	(81,709,944)
12-31-11	5,767,812	773,256	1,153,056	(23,631,000)	(15,936,876)	139,395,287	16,686,674	24,699,375	(504,372,088)	(323,590,752)
Class S
06-30-12	105,334	—	19,654	(3,249,316)	(3,124,328)	2,442,083	—	474,838	(74,929,400)	(72,012,479)
12-31-11	1,385,742	18,034,409	445,601	(4,780,013)	15,085,739	32,001,238	385,283,101	9,460,294	(104,160,870)	322,583,763
Class S2
06-30-12	927	—	6	(532)	401	24,716	—	144	(12,070)	12,790
12-31-11	10,425	865,079	78	(865,574)	10,008	210,662	18,235,615	1,636	(18,446,208)	1,705
Intermediate Bond
Class ADV
06-30-12	823,509	—	8,181	(111,705)	719,985	10,359,447	—	103,648	(1,411,451)	9,051,644
12-31-11	1,080,967	—	57,906	(123,631)	1,015,242	13,597,225	—	712,832	(1,538,641)	12,771,416
Class I
06-30-12	11,510,451	—	408,224	(20,067,216)	(8,148,541)	146,211,834	—	5,204,852	(255,549,140)	(104,132,454)
12-31-11	20,950,653	—	4,332,906	(28,925,724)	(3,642,165)	264,969,259	—	53,598,886	(363,384,777)	(44,816,632)
Class S
06-30-12	6,032,775	—	399,614	(10,750,554)	(4,318,165)	75,707,175	—	5,067,103	(135,379,349)	(54,605,071)
12-31-11	14,788,208	—	4,299,718	(25,648,135)	(6,560,209)	184,594,230	—	52,930,354	(318,344,281)	(80,819,697)
Class S2
06-30-12	20,803	—	376	(9,737)	11,442	263,200	—	4,782	(123,118)	144,864
12-31-11	82,924	—	3,558	(5,865)	80,617	1,056,266	—	43,905	(74,703)	1,025,468
Money Market
Class I
06-30-12	34,159,512	—	214,696	(152,581,241)	(118,207,033)	34,159,513	—	214,696	(152,581,241)	(118,207,032)
12-31-11	396,085,340	—	220,318	(290,073,206)	106,232,452	396,085,339	—	220,320	(290,073,206)	106,232,453
Class S
06-30-12	260	—	—	(196,927)	(196,667)	260	—	—	(196,927)	(196,667)
12-31-11	41,988	—	51	(41,169)	870	41,988	—	51	(41,168)	871
Small Company
Class ADV
06-30-12	21,139	—	12,380	(31,074)	2,445	389,748	—	231,384	(575,828)	45,304
12-31-11	249,707	—	1,147	(90,421)	160,433	4,612,067	—	22,163	(1,559,872)	3,074,358
Class I
06-30-12	1,212,246	—	977,784	(4,038,395)	(1,848,365)	23,408,461	—	18,695,231	(78,239,313)	(36,135,621)
12-31-11	4,798,039	—	97,306	(5,236,999)	(341,654)	89,842,612	—	1,919,855	(97,186,660)	(5,424,193)
Class S
06-30-12	383,913	—	221,232	(892,280)	(287,135)	7,249,568	—	4,174,651	(16,757,328)	(5,333,109)
12-31-11	1,734,236	—	13,734	(2,330,317)	(582,347)	31,665,738	—	267,549	(41,393,219)	(9,459,932)
Class S2
06-30-12	1,050	—	437	(115)	1,372	19,985	—	8,207	(2,184)	26,008
12-31-11	13,603	—	36	(5,248)	8,391	252,756	—	696	(91,967)	161,485

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2012, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Balanced	$5,172,683	$5,334,043
Growth and Income	26,306,650	27,014,959
Small Company	18,119,305	18,757,922

NOTE 13 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Balanced, Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Return of Capital
Balanced	$16,572,759	$—	$16,052,544	$—
Science and Technology Opportunities	202,673	21,040,045	—	—
Growth and Income	2,416,571	—	45,025,872	—
Intermediate Bond	10,382,184	—	107,305,753	—
Money Market	214,696	—	54,893	165,478
Small Company	2,055,093	21,054,380	2,210,263	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gain	(Depreciation)	Amount	Character	Expiration
Balanced	$16,571,577	$—	$(11,954,614)	$(52,612,644)	Short-term	2016
				(82,316,593)	Short-term	2017
				$(134,929,237)
Science and Technology Opportunities	202,125	21,041,998	2,952,951	—	—	—
Growth and Income	2,415,376	—	264,623,729	$(10,047,219)	Short-term	2014
				(63,138,110)	Short-term	2015
				(395,413,012)	Short-term	2016
				(229,778,054)	Short-term	2017
				(264,531)	Short-term	None
				(92,175,054)	Long-term	None
				$(790,815,980)*
Intermediate Bond	10,362,722	—	18,748,044	$(288,677,985)	Short-term	2017
Money Market	—	—	—	—	—	—
Small Company	2,054,168	21,052,520	27,581,555	$(6,283,105)	Short-term	2015
				(1,570,776)	Short-term	2016
				(520,509)	Short-term	2017
				$(8,374,390)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 15 — REORGANIZATIONS

On December 3, 2011, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING Core Growth and Income Portfolio (formerly, ING Janus Contrarian Portfolio) ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on November 4, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — REORGANIZATIONS (continued)

shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2011, are as follows:

Net investment income	$52,623,883
Net realized and unrealized gain on investments	$(182,344,641)
Net increase in net assets resulting from operations	$(129,720,758)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since December 3, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Core Growth and Income Portfolio (Formerly, ING Janus Contrarian Portfolio)	$420,777	$3,459,539	$285,576	$(18,039)	0.5089

The net assets of Growth and Income after the acquisition were $3,880,316,178.

On January 22, 2011, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING American Funds Growth-Income Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on January 11, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2011, are as follows:

Net investment income	$47,049,002
Net realized and unrealized gain on investments	$(124,724,034)
Net increase in net assets resulting from operations	$(77,675,032)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since January 22, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING American Funds Growth-Income Portfolio	$1,425,025	$2,796,305	$116,195	$(12,723)	1.4983

The net assets of Growth and Income after the acquisition were $4,221,330,209.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolio declared dividends of:

	Type	Per Share Amount	Payable Date	Record Date
Money Market
Class I*	NII	$0.0000	8/1/2012	Daily
Class S	NII	$0.0000	8/1/2012	Daily

NII — Net investment income

*  Dividend amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Common Stock	62.2%
Corporate Bonds/Notes	10.1%
U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	5.1%
Foreign Government Bonds	4.3%
Collateralized Mortgage Obligations	4.0%
Asset-Backed Securities	1.2%
U.S. Treasury Obligations	0.7%
Preferred Stock	0.2%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	6.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.2%
		Consumer Discretionary: 8.1%
74,382		CBS Corp. - Class B	$2,438,242	0.4
110,495		Comcast Corp. - Class A	3,532,525	0.7
77,429		Lowe's Cos., Inc.	2,202,081	0.4
88,432		Macy's, Inc.	3,037,639	0.6
54,380	@	Michael Kors Holdings Ltd.	2,275,259	0.4
117,310		Newell Rubbermaid, Inc.	2,128,004	0.4
42,370		Starbucks Corp.	2,259,168	0.4
58,047		Wyndham Worldwide Corp.	3,061,399	0.6
959,987		Other Securities (a)	22,252,862	4.2
			43,187,179	8.1
		Consumer Staples: 5.2%
74,686		Altria Group, Inc.	2,580,401	0.5
34,509		Beam, Inc.	2,156,468	0.4
145,883		Coca-Cola Enterprises, Inc.	4,090,559	0.8
26,370		Costco Wholesale Corp.	2,505,150	0.5
451,529		Other Securities (a)	16,234,803	3.0
			27,567,381	5.2
		Energy: 6.7%
20,833		EOG Resources, Inc.	1,877,262	0.4
102,966		ExxonMobil Corp.	8,810,801	1.7
88,730		Halliburton Co.	2,519,045	0.5
29,010		National Oilwell Varco, Inc.	1,869,404	0.3
66,973	@	Rowan Companies PLC	2,165,237	0.4
63,232		Royal Dutch Shell PLC - Class A	2,130,468	0.4
930,393		Other Securities (a)	15,899,023	3.0
			35,271,240	6.7

Shares			Value	Percentage of Net Assets
		Financials: 10.8%
47,893		Citigroup, Inc.	$1,312,747	0.3
173,089		Fifth Third Bancorp.	2,319,393	0.4
81,812		JPMorgan Chase & Co.	2,923,143	0.6
39,899		Prudential Financial, Inc.	1,932,309	0.4
80,078		US Bancorp.	2,575,308	0.5
123,687		Wells Fargo & Co.	4,136,093	0.8
5,478,802		Other Securities (a)	41,800,027	7.8
			56,999,020	10.8
		Health Care: 6.8%
53,559		Abbott Laboratories	3,452,949	0.7
63,737		Cardinal Health, Inc.	2,676,954	0.5
35,060		Johnson & Johnson	2,368,654	0.5
192,794		Pfizer, Inc.	4,434,262	0.8
29,660	@	Watson Pharmaceuticals, Inc.	2,194,543	0.4
458,476		Other Securities (a)	20,747,971	3.9
			35,875,333	6.8
		Industrials: 6.4%
34,554		Boeing Co.	2,567,362	0.5
44,450		Dover Corp.	2,382,964	0.5
33,234		Union Pacific Corp.	3,965,149	0.7
658,206		Other Securities (a)	24,942,432	4.7
			33,857,907	6.4
		Information Technology: 10.7%
86,980	@	Adobe Systems, Inc.	2,815,543	0.5
18,211	@	Apple, Inc.	10,635,224	2.0
8,890	@	Google, Inc. - Class A	5,156,822	1.0
145,810		Intel Corp.	3,885,836	0.7
83,113	@	Microsoft Corp.	2,543,673	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
68,685	@	NetApp, Inc.	$2,185,557	0.4
119,350		Oracle Corp.	3,544,695	0.7
43,026		Qualcomm, Inc.	2,395,688	0.4
1,306,494		Other Securities (a)	23,609,756	4.5
			56,772,794	10.7
		Materials: 3.0%
39,985		Eastman Chemical Co.	2,014,045	0.4
548,064		Other Securities (a)	13,791,050	2.6
			15,805,095	3.0
		Telecommunication Services: 2.3%
96,655		AT&T, Inc.	3,446,718	0.7
653,812		Vodafone Group PLC	1,837,701	0.3
1,213,927		Other Securities (a)	6,814,359	1.3
			12,098,778	2.3
		Utilities: 2.2%
791,762		Other Securities	11,586,600	2.2
		Total Common Stock (Cost $319,347,678)	329,021,327	62.2
EXCHANGE-TRADED FUNDS: 5.1%
136,000		iShares iBoxx $ High Yield Corporate Bond Fund	12,405,920	2.3
348,300		SPDR Barclays Capital High Yield Bond ETF	13,743,917	2.6
14,998		Other Securities	1,023,539	0.2
		Total Exchange-Traded Funds (Cost $27,228,459)	27,173,376	5.1
PREFERRED STOCK: 0.2%
		Financials: 0.2%
13,920	@,P	US Bancorp	389,530	0.1
14,500		Other Securities	386,305	0.1
		Total Preferred Stock (Cost $723,000)	775,835	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.1%
		Consumer Discretionary: 1.1%
111,000	#	ADT Corp., 2.250%, 07/15/17	111,706	0.1
75,000	#	ADT Corp., 3.500%, 07/15/22	75,473	0.0

Principal Amount†				Value	Percentage of Net Assets
	101,000	#	ADT Corp., 4.875%, 07/15/42	$99,463	0.0
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	206,000	0.0
	542,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	641,083	0.1
	115,000	#	Lamar Media Corp., 5.875%, 02/01/22	118,450	0.0
	70,000	#	Meritage Homes Corp., 7.000%, 04/01/22	72,275	0.0
	305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	329,400	0.1
	3,924,000		Other Securities	4,123,057	0.8
				5,776,907	1.1
			Consumer Staples: 0.6%
	93,000	#	Cargill, Inc., 3.250%, 11/15/21	94,845	0.0
	170,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	165,750	0.0
	214,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	220,242	0.0
	238,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	253,256	0.1
	1,945,000		Other Securities	2,292,538	0.5
				3,026,631	0.6
			Energy: 1.7%
	210,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	221,596	0.0
	90,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	81,450	0.0
	200,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	223,760	0.0
	200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	228,000	0.1
	80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	83,600	0.0
MXN	18,500,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	1,488,354	0.3
	33,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	35,723	0.0
	50,000	#	Petroleos Mexicanos, 6.500%, 06/02/41	58,625	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
	132,000	#,L	Petroleos Mexicanos, 5.500%, 06/27/44	$135,300	0.0
	235,000	#	Phillips 66, 2.950%, 05/01/17	241,858	0.1
	178,120	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	182,573	0.0
	250,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	250,635	0.1
	211,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	216,523	0.0
	6,968,400		Other Securities (a),(b)	5,834,546	1.1
				9,282,543	1.7
			Financials: 3.4%
BRL	1,322,000	#	Banco Votorantim SA, 6.250%, 05/16/16	735,081	0.1
	97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	98,507	0.0
	122,000		Citigroup Capital XXI, 8.300%, 12/21/57	122,610	0.0
	165,000		Citigroup, Inc., 5.000%, 09/15/14	169,241	0.0
	322,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	407,185	0.1
BRL	6,300,000		Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,367,829	0.6
	171,000		Fifth Third Bancorp., 8.250%, 03/01/38	233,070	0.1
	635,000	#	Hyundai Capital America, 4.000%, 06/08/17	658,017	0.1
	210,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	154,350	0.0
	181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	200,457	0.0
	200,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	219,000	0.0
	252,000		JP Morgan Chase Capital XX, 6.550%, 09/29/36	253,260	0.1
	152,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	166,896	0.0

Principal Amount†			Value	Percentage of Net Assets
172,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	$172,860	0.0
239,000		JPMorgan Chase & Co., 4.350%-5.400%, 08/15/21-01/06/42	256,827	0.1
239,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	248,863	0.1
559,000		Morgan Stanley, 3.800%-7.300%, 01/26/15-07/28/21	557,446	0.1
215,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	274,116	0.1
147,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	161,700	0.0
9,383,400		Other Securities (a)	9,488,989	1.9
			17,946,304	3.4
		Health Care: 0.6%
164,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	167,102	0.1
96,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	101,218	0.0
195,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	219,619	0.0
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	101,500	0.0
255,000	#,L	Valeant Pharmaceuticals International, 7.250%, 07/15/22	256,912	0.1
2,402,000		Other Securities	2,253,068	0.4
			3,099,419	0.6
		Industrials: 0.4%
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	456,750	0.1
100,000	#,L	Odebrecht Finance Ltd., 7.500%, 09/29/49	103,280	0.0
1,375,000		Other Securities (a)	1,467,454	0.3
			2,027,484	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology: 0.4%
70,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	$71,575	0.0
100,000		Oracle Corp., 5.375%, 07/15/40	123,182	0.0
2,132,000		Other Securities	2,227,755	0.4
			2,422,512	0.4
		Materials: 0.4%
220,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	221,650	0.1
80,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	93,052	0.0
120,000	#	Sealed Air Corp., 8.375%, 09/15/21	136,200	0.0
137,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	141,925	0.0
1,339,000		Other Securities	1,428,584	0.3
			2,021,411	0.4
		Telecommunication Services: 0.5%
286,000		AT&T, Inc., 2.500%- 5.350%, 08/15/15- 09/01/40	307,607	0.1
2,098,000		Other Securities	2,166,692	0.4
			2,474,299	0.5
		Utilities: 1.0%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	222,250	0.1
162,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	174,697	0.0
220,000	#	Calpine Corp., 7.500%, 02/15/21	238,700	0.1
100,000	#	Calpine Corp., 7.875%, 07/31/20	110,750	0.0
200,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	205,266	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	135,098	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	233,693	0.1
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	212,000	0.1

Principal Amount†			Value	Percentage of Net Assets
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	$73,026	0.0
100,296	#	Juniper Generation, LLC, 6.790%, 12/31/14	87,371	0.0
159,000	#	Korea Gas Corp., 6.250%, 01/20/42	191,558	0.0
100,000	#	Nakilat, Inc., 6.067%, 12/31/33	112,250	0.0
88,000	#	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	89,975	0.0
2,579,000		Other Securities	2,996,611	0.6
			5,083,245	1.0
		Total Corporate Bonds/Notes (Cost $52,386,358)	53,160,755	10.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
766,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	786,173	0.2
119,307	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	119,073	0.0
118,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	114,353	0.0
40,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	39,801	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	102,521	0.1
47,299	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	47,245	0.0
110,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	118,568	0.0
111,036	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	105,390	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
85,412	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	$73,489	0.0
76,871	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	38,490	0.0
318,015	#	Commercial Mortgage Pass Through Certificates, 3.826%, 07/17/28	319,790	0.1
300,000	#	Credit Suisse Mortgage Capital Certificates, 5.781%, 04/12/49	302,175	0.1
164,208	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	164,649	0.0
150,000	#	Fosse Master Issuer PLC, 1.727%, 10/18/54	150,259	0.0
672,956		Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	762,522	0.2
150,000	#	Gracechurch Mortgage Financing PLC, 2.017%, 11/20/56	151,340	0.0
505,584	#,^	GS Mortgage Securities Corp. II, 1.936%, 08/10/44	45,350	0.0
480,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	481,122	0.1
200,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	199,659	0.0
350,000	#	Holmes Master Issuer PLC, 2.117%, 10/15/54	352,847	0.1
350,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	351,129	0.1
2,658,513	^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.615%-5.994%, 01/12/43-06/15/49	1,198,966	0.2

Principal Amount†			Value	Percentage of Net Assets
255,048		JPMorgan Mortgage Trust, 3.414%-5.314%, 07/25/35	$252,972	0.0
9,605,213	#,^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	212,972	0.1
100,000	#	LB-UBS Commercial Mortgage Trust, 5.417%, 10/15/36	91,565	0.0
80,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	80,560	0.0
8,337,260	#,^	Merrill Lynch Mortgage Trust, 0.667%, 02/12/51	135,204	0.0
350,000	#	Morgan Stanley Capital I, 5.623%, 01/13/41	347,605	0.1
250,000	#	Morgan Stanley Capital I, 5.987%, 08/12/41	216,974	0.0
300,000	#	Morgan Stanley Reremic Trust, 5.853%, 12/17/43	305,993	0.0
1,985,164		Morgan Stanley Capital I, 5.073%- 5.793%, 06/15/38-04/12/49	1,950,646	0.4
420,000	#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	384,608	0.1
5,280,061	#,^	RBSCF Trust, 1.125%, 04/15/24	118,350	0.0
530,000	#	RBSCF Trust, 5.305%, 01/16/49	537,182	0.1
396,000	#	Silverstone Master Issuer PLC, 2.016%, 01/21/55	399,534	0.1
167,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	166,095	0.0
1,680,000	#,^	WF-RBS Commercial Mortgage Trust, 1.614%, 06/15/45	178,042	0.0
12,791,623		Other Securities	9,962,648	1.9
		Total Collateralized Mortgage Obligations (Cost $21,747,945)	21,365,861	4.0
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.0%
100,000	#	SMART Trust, 1.590%, 10/14/16	100,118	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Credit Card Asset-Backed Securities: 0.2%
300,000	#	Gracechurch Card Funding PLC, 0.942%, 02/15/17	$300,071	0.1
340,000	#	Penarth Master Issuer PLC, 0.813%, 03/18/14	340,291	0.1
			640,362	0.2
		Other Asset-Backed Securities: 1.0%
81,425	#	ARES CLO Funds, 0.708%, 09/18/17	80,365	0.0
300,000	#	ARES CLO Funds, 3.117%, 02/26/16	277,075	0.1
209,854	#	Atrium CDO Corp., 0.797%, 10/27/16	206,374	0.0
32,139	#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	31,992	0.0
141,110	#	Carlyle High Yield Partners, 0.837%, 08/11/16	139,614	0.0
407,826	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	402,343	0.1
241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	201,671	0.0
500,000	#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	486,481	0.1
96,097	#	First CLO Ltd., 0.778%, 12/14/16	95,512	0.0
2,087	#	First CLO Ltd., 0.816%, 07/27/16	2,086	0.0
300,000	#	First CLO Ltd., 1.468%, 12/14/16	289,023	0.1
250,000	#	Grayston CLO Ltd., 1.767%, 08/15/16	241,101	0.1
192,557	#	Gulf Stream Compass CLO Ltd., 0.827%, 07/15/16	191,935	0.0
250,000	#	Hewett's Island CDO Ltd., 1.668%, 12/15/16	228,840	0.0
285,214	#	Katonah Ltd., 0.788%, 09/20/16	282,141	0.1
171,489	#	Landmark CDO Ltd., 1.317%, 01/15/16	170,568	0.0
183,461	#	Wind River CLO Ltd., 0.798%, 12/19/16	180,413	0.0
4,263,224		Other Securities	1,891,785	0.4
			5,399,319	1.0
		Total Asset-Backed Securities (Cost $6,514,168)	6,139,799	1.2

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.7%
			U.S. Treasury Bonds: 0.3%
	1,105,000		1.750%, due 05/15/22	$1,115,187	0.2
	742,000		Other Securities	798,578	0.1
				1,913,765	0.3
			U.S. Treasury Notes: 0.4%
	1,305,000		0.250%-0.625%, due 04/30/14- 05/31/17	1,303,125	0.3
	630,000		Other Securities	631,477	0.1
				1,934,602	0.4
			Total U.S. Treasury Obligations (Cost $3,852,774)	3,848,367	0.7
FOREIGN GOVERNMENT BONDS: 4.3%
BRL	4,958,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2,482,720	0.5
	324,000		Brazilian Government International Bond, 4.875%, 01/22/21	376,326	0.1
	100,000		Federal Republic of Brazil, 5.625%, 01/07/41	123,150	0.0
BRL	6,171,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/14-01/01/23	3,102,070	0.6
DOP	23,000,000	#	Dominican Republic International Bond, 16.950%, 02/04/22	611,057	0.1
	200,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	200,500	0.0
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	241,680	0.1
	397,072	#	Russia Government Bond, 7.500%, 03/31/30	477,713	0.1
RUB	92,000,000		Russian Federal Bond - OFZ, 7.500%, 03/15/18	2,779,636	0.5
RUB	52,000,000		Russian Federal Bond - OFZ, 7.500%, 02/27/19	1,558,254	0.3
RUB	85,750,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	2,557,706	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
	106,547		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	$128,186	0.0
	402,000		South Africa Government Bond, 5.500%, 03/09/20	465,315	0.1
ZAR	16,938,300		South Africa Government Bond, 6.250%-10.500%, 12/21/26-03/31/36	2,122,848	0.4
	400,000	#	Ukraine Government International Bond, 6.250%, 06/17/16	360,000	0.1
	200,000	#	Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	199,750	0.0
EUR	4,243,254		Other Securities	4,715,200	0.9
			Total Foreign Government Bonds (Cost $22,725,058)	22,502,111	4.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%
			Federal Home Loan Mortgage Corporation: 3.0%##
	2,012,000	W	3.500%, due 01/15/42	2,105,369	0.4
	1,741,160		5.500%, due 02/15/36	1,952,677	0.4
	10,936,991	^	4.000%-6.500%, due 08/15/16- 12/01/41	11,853,859	2.2
				15,911,905	3.0
			Federal National Mortgage Association: 2.2%##
	10,787,685	W	3.500%-7.500%, due 06/01/16- 08/15/42	11,662,617	2.2
			Government National Mortgage Association: 0.8%
	3,962,798	W	1.625%-7.500%, due 04/20/28- 10/20/60	4,327,025	0.8
			Total U.S. Government Agency Obligations (Cost $31,117,776)	31,901,547	6.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Credit Default Swaptions: 0.0%
5,430,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	$112,139	0.0
		Interest Rate Swaptions: 0.0%
3,000,000	@	Call OTC Swaption, 3-month USD- LIBOR-BBA, Fund Receives, Strike @ 2.400%, Exp. 07/11/22 Counterparty: Citigroup, Inc.	1	0.0
		Options On Currencies: 0.0%
2,700,000	@	CAD Put vs. USD Call Currency Option, Strike @ 1.100, Exp. 08/16/12 Counterparty: Barclays Bank PLC	1,621	0.0
1,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 07/05/12 Counterparty: Barclays Bank PLC	7	0.0
1,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 08/23/12 Counterparty: Deutsche Bank AG	3,653	0.0
4,100,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.180, Exp. 09/17/12 Counterparty: Barclays Bank PLC	13,667	0.0
2,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.275, Exp. 01/04/13 Counterparty: Barclays Bank PLC	96,053	0.0
5,100,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.220, Exp. 08/31/12 Counterparty: HSBC	29,162	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets
		Options On Currencies (continued)
4,500,000	@	JPY Put vs. USD Call Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	$28,935	0.0
1,600,000	@	SEK Put vs. USD Call Currency Option, Strike @ 7.700, Exp. 08/31/12 Counterparty: Barclays Bank PLC	2,166	0.0
1,000,000	@	USD Put vs. ZAR Call Currency Option, Strike @ 8.020, Exp. 07/19/12 Counterparty: Deutsche Bank AG	5,543	0.0
			180,807	0.0
		Total Purchased Options (Cost $559,739)	292,947	0.0
		Total Long-Term Investments (Cost $486,202,955)	496,181,925	93.8
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Securities Lending Collateralcc(1): 1.0%
1,266,835		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $1,266,859, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,292,172, due 04/20/61- 05/15/42)	1,266,835	0.2

Principal Amount†		Value	Percentage of Net Assets
1,266,835	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,266,856, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,292,172, due 07/01/42- 02/20/61)	$1,266,835	0.2
1,266,835	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $1,266,851, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $1,292,173, due 06/15/15)	1,266,835	0.3
1,266,835	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,266,861, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,292,172, due 10/01/14- 02/25/44)	1,266,835	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateralcc(1) (continued)
	266,703	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $266,707, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $272,037, due 07/01/21- 04/01/42)	$266,703	0.1
			5,334,043	1.0
		Foreign Government Bonds: 0.7%
KRW	4,647,760,000	Korea Monetary Stabilization Bond, 3.460%, 10/09/12 (Cost $4,108,142)	4,090,260	0.7
Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.7%
	24,611,596	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $24,611,596)	24,611,596	4.7
		Total Short-Term Investments (Cost $34,053,781)	34,035,899	6.4
		Total Investments in Securities (Cost $520,256,736)	$530,217,824	100.2
		Liabilities in Excess of Other Assets	(1,256,760)	(0.2)
		Net Assets	$528,961,064	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

(b)  The grouping contains securities in default.

BRL  Brazilian Real

DOP  Dominican Peso

EUR  EU Euro

GBP  British Pound

KRW  South Korean Won

MXN  Mexican Peso

RUB  Russian Ruble

ZAR  South African Rand

  Cost for federal income tax purposes is $525,334,294.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,430,943
Gross Unrealized Depreciation	(20,547,413)
Net Unrealized Appreciation	$4,883,530

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$38,919,313	$4,267,866	$—	$43,187,179
Consumer Staples	22,491,007	5,076,374	—	27,567,381
Energy	28,888,332	6,382,908	—	35,271,240
Financials	41,312,666	15,686,354	—	56,999,020
Health Care	30,484,182	5,391,151	—	35,875,333
Industrials	28,349,887	5,508,020	—	33,857,907
Information Technology	49,620,568	7,152,226	—	56,772,794
Materials	10,382,246	5,422,849	—	15,805,095
Telecommunication Services	6,865,243	5,233,535	—	12,098,778
Utilities	9,383,349	2,203,251	—	11,586,600
Total Common Stock	266,696,793	62,324,534	—	329,021,327
Exchange-Traded Funds	27,173,376	—	—	27,173,376
Preferred Stock	322,865	452,970	—	775,835
Purchased Options	—	292,947	—	292,947
Corporate Bonds/Notes	—	49,792,926	3,367,829	53,160,755
Collateralized Mortgage Obligations	—	21,365,861	—	21,365,861
Short-Term Investments	24,611,596	9,424,303	—	34,035,899
U.S. Treasury Obligations	—	3,848,367	—	3,848,367
Foreign Government Bonds	—	22,502,111	—	22,502,111
Asset-Backed Securities	—	6,139,799	—	6,139,799
U.S. Government Agency Obligations	—	31,901,547	—	31,901,547
Total Investments, at fair value	$318,804,630	$208,045,365	$3,367,829	$530,217,824
Other Financial Instruments+
Swaps	—	121,612	—	121,612
Futures	677,399	—	—	677,399
Forward Foreign Currency Contracts	—	2,290,857	—	2,290,857
Total Assets	$319,482,029	$210,457,834	$3,367,829	$533,307,692
Liabilities Table
Other Financial Instruments+
Swaps	$(18,166)	$(2,232,217)	$—	$(2,250,383)
Written Options	—	(128,810)	—	(128,810)
Futures	(217,284)	—	—	(217,284)
Forward Foreign Currency Contracts	—	(2,136,795)	—	(2,136,795)
Total Liabilities	$(235,450)	$(4,497,822)	$—	$(4,733,272)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Hungarian Forint	167,744,013	Buy	07/13/12	$740,795	$741,474	$679
Barclays Bank PLC	Hungarian Forint	125,027,145	Buy	07/13/12	552,367	552,653	286
Barclays Bank PLC	Hungarian Forint	124,271,332	Buy	07/13/12	548,980	549,313	333
Barclays Bank PLC	British Pound	85,820	Buy	07/13/12	135,000	134,403	(597)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swedish Krona	57,063	Buy	07/13/12	$8,000	$8,245	$245
Barclays Bank PLC	Norwegian Krone	3,161,666	Buy	07/13/12	519,000	531,238	12,238
Barclays Bank PLC	British Pound	335,832	Buy	07/13/12	517,000	525,948	8,948
Barclays Bank PLC	South African Rand	1,809,949	Buy	08/24/12	219,005	219,521	516
Barclays Bank PLC	South African Rand	1,764,482	Buy	08/24/12	213,444	214,007	563
Barclays Bank PLC	South African Rand	2,830,341	Buy	08/24/12	342,938	343,281	343
Barclays Bank PLC	South African Rand	6,345,559	Buy	08/24/12	768,383	769,626	1,243
Barclays Bank PLC	Russian Ruble	6,883,302	Buy	08/24/12	204,404	210,348	5,944
Barclays Bank PLC	Russian Ruble	6,872,538	Buy	08/24/12	204,519	210,020	5,501
Barclays Bank PLC	Canadian Dollar	339,598	Buy	08/24/12	330,539	333,136	2,597
Barclays Bank PLC	EU Euro	90,195	Buy	08/24/12	113,314	114,201	887
Barclays Bank PLC	British Pound	193,534	Buy	07/13/12	311,000	303,094	(7,906)
Barclays Bank PLC	Russian Ruble	6,648,702	Buy	08/24/12	198,575	203,179	4,604
Barclays Bank PLC	British Pound	98,469	Buy	07/13/12	159,000	154,213	(4,787)
Barclays Bank PLC	Swedish Krona	652,898	Buy	07/13/12	95,000	94,337	(663)
Barclays Bank PLC	South African Rand	4,994,779	Buy	08/24/12	586,503	605,795	19,292
Barclays Bank PLC	Canadian Dollar	273,108	Buy	08/24/12	265,000	267,911	2,911
Barclays Bank PLC	Russian Ruble	13,870,500	Buy	08/24/12	420,000	423,872	3,872
Barclays Bank PLC	Polish Zloty	1,920,599	Buy	08/24/12	550,000	572,459	22,459
Barclays Bank PLC	Norwegian Krone	2,123,068	Buy	07/13/12	369,000	356,728	(12,272)
Barclays Bank PLC	Swedish Krona	2,503,855	Buy	07/13/12	368,852	361,783	(7,069)
Barclays Bank PLC	Danish Krone	2,787,869	Buy	07/13/12	488,739	474,708	(14,031)
Barclays Bank PLC	Canadian Dollar	227,719	Buy	08/24/12	221,000	223,386	2,386
Barclays Bank PLC	Canadian Dollar	198,335	Buy	08/24/12	197,227	194,562	(2,665)
Barclays Bank PLC	Polish Zloty	3,264,037	Buy	08/24/12	961,426	972,888	11,462
Barclays Bank PLC	Argentine Peso	4,002,075	Buy	09/24/12	847,000	803,074	(43,926)
Citigroup, Inc.	Russian Ruble	13,293,954	Buy	08/24/12	399,866	406,253	6,387
Citigroup, Inc.	South African Rand	5,440,596	Buy	08/24/12	659,283	659,868	585
Citigroup, Inc.	South African Rand	4,195,779	Buy	08/24/12	507,160	508,888	1,728
Citigroup, Inc.	South African Rand	701,503	Buy	08/24/12	85,007	85,082	75
Citigroup, Inc.	South African Rand	5,416,519	Buy	08/24/12	652,759	656,947	4,188
Citigroup, Inc.	South African Rand	5,415,350	Buy	08/24/12	653,682	656,805	3,123
Citigroup, Inc.	South African Rand	5,905,632	Buy	08/24/12	711,898	716,269	4,371
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,310	275,087	8,777
Citigroup, Inc.	South African Rand	4,536,192	Buy	08/24/12	532,468	550,176	17,708
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,232	275,088	8,856
Citigroup, Inc.	South African Rand	2,268,096	Buy	08/24/12	266,235	275,087	8,852
Citigroup, Inc.	South African Rand	5,330,434	Buy	08/24/12	625,915	646,506	20,591
Citigroup, Inc.	South African Rand	3,553,623	Buy	08/24/12	417,491	431,004	13,513
Citigroup, Inc.	South African Rand	2,664,153	Buy	08/24/12	312,540	323,124	10,584
Citigroup, Inc.	Hungarian Forint	560,654,850	Buy	07/13/12	2,466,300	2,478,245	11,945
Citigroup, Inc.	British Pound	2,269,595	Buy	07/13/12	3,591,570	3,554,421	(37,149)
Citigroup, Inc.	Norwegian Krone	6,092,442	Buy	07/13/12	1,045,973	1,023,681	(22,292)
Citigroup, Inc.	South African Rand	2,723,744	Buy	08/24/12	325,345	330,351	5,006
Credit Suisse First Boston	Swedish Krona	2,252,927	Buy	07/13/12	319,000	325,527	6,527
Credit Suisse First Boston	Norwegian Krone	3,099,586	Buy	07/13/12	519,000	520,807	1,807
Credit Suisse First Boston	Norwegian Krone	978,955	Buy	07/13/12	162,000	164,489	2,489
Credit Suisse First Boston	Swiss Franc	125,140	Buy	07/13/12	130,000	131,885	1,885
Credit Suisse First Boston	Swedish Krona	3,940,871	Buy	07/13/12	542,000	569,418	27,418
Credit Suisse First Boston	British Pound	636,840	Buy	07/13/12	982,000	997,357	15,357
Credit Suisse First Boston	Norwegian Krone	2,478,627	Buy	07/13/12	405,000	416,471	11,471
Credit Suisse First Boston	Norwegian Krone	1,510,097	Buy	07/13/12	252,000	253,734	1,734
Credit Suisse First Boston	Norwegian Krone	855,280	Buy	07/13/12	143,000	143,708	708
Credit Suisse First Boston	Swedish Krona	2,020,973	Buy	07/13/12	287,000	292,011	5,011
Credit Suisse First Boston	Swiss Franc	315,985	Buy	07/13/12	341,000	333,016	(7,984)
Credit Suisse First Boston	Swiss Franc	165,647	Buy	07/13/12	179,000	174,575	(4,425)
Credit Suisse First Boston	Swedish Krona	1,470,013	Buy	07/13/12	214,000	212,403	(1,597)
Credit Suisse First Boston	Swedish Krona	946,272	Buy	07/13/12	140,000	136,727	(3,273)
Credit Suisse First Boston	Norwegian Krone	1,775,426	Buy	07/13/12	308,000	298,315	(9,685)
Credit Suisse First Boston	Singapore Dollar	1,777,059	Buy	07/13/12	1,420,512	1,402,844	(17,668)
Credit Suisse First Boston	Mexican Peso	3,582,708	Buy	08/24/12	259,235	267,088	7,853
Credit Suisse First Boston	Mexican Peso	3,993,756	Buy	08/24/12	288,999	297,732	8,733
Credit Suisse First Boston	Mexican Peso	15,718,541	Buy	08/24/12	1,136,998	1,171,807	34,809
Credit Suisse First Boston	South African Rand	4,727,461	Buy	08/24/12	564,810	573,374	8,564
Credit Suisse First Boston	Czech Koruna	4,826,325	Buy	08/24/12	243,680	239,289	(4,391)
Credit Suisse First Boston	Japanese Yen	546,155,556	Buy	08/24/12	6,852,805	6,837,904	(14,901)
Deutsche Bank AG	Swiss Franc	55,104	Buy	07/13/12	57,000	58,074	1,074
Deutsche Bank AG	Swedish Krona	3,652,249	Buy	07/13/12	521,000	527,715	6,715
Deutsche Bank AG	South Korean Won	268,365,100	Buy	07/13/12	229,000	234,092	5,092
Deutsche Bank AG	Norwegian Krone	535,041	Buy	07/13/12	88,000	89,900	1,900
Deutsche Bank AG	South Korean Won	394,253,600	Buy	07/13/12	334,000	343,903	9,903

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Norwegian Krone	3,319,025	Buy	07/13/12	$542,000	$557,678	$15,678
Deutsche Bank AG	Swedish Krona	3,926,526	Buy	07/13/12	542,000	567,346	25,346
Deutsche Bank AG	Australian Dollar	573,690	Buy	07/13/12	557,000	586,426	29,426
Deutsche Bank AG	Swiss Franc	69,887	Buy	07/13/12	72,000	73,654	1,654
Deutsche Bank AG	South Korean Won	314,810,700	Buy	07/13/12	269,000	274,606	5,606
Deutsche Bank AG	South African Rand	2,807,531	Buy	08/24/12	330,099	340,514	10,415
Deutsche Bank AG	South African Rand	2,806,063	Buy	08/24/12	329,947	340,336	10,389
Deutsche Bank AG	British Pound	183,204	Buy	07/13/12	295,000	286,916	(8,084)
Deutsche Bank AG	Australian Dollar	198,348	Buy	07/13/12	198,000	202,752	4,752
Deutsche Bank AG	Japanese Yen	3,457,742	Buy	08/24/12	43,000	43,291	291
Deutsche Bank AG	Australian Dollar	183,178	Buy	07/13/12	184,000	187,245	3,245
Deutsche Bank AG	South African Rand	3,989,878	Buy	08/24/12	483,188	483,915	727
Deutsche Bank AG	Australian Dollar	185,566	Buy	07/13/12	186,000	189,685	3,685
Deutsche Bank AG	Canadian Dollar	531,440	Buy	08/24/12	521,000	521,327	327
Deutsche Bank AG	South African Rand	514,894	Buy	08/24/12	62,356	62,450	94
Deutsche Bank AG	Canadian Dollar	531,471	Buy	08/24/12	521,000	521,358	358
Deutsche Bank AG	South African Rand	3,985,653	Buy	08/24/12	480,000	483,403	3,403
Deutsche Bank AG	British Pound	152,669	Buy	07/13/12	247,000	239,095	(7,905)
Deutsche Bank AG	South Korean Won	768,622,500	Buy	07/13/12	675,000	670,460	(4,540)
Deutsche Bank AG	EU Euro	412,774	Buy	08/24/12	520,000	522,641	2,641
Deutsche Bank AG	EU Euro	414,629	Buy	08/24/12	519,000	524,990	5,990
Deutsche Bank AG	EU Euro	414,556	Buy	08/24/12	519,000	524,898	5,898
Deutsche Bank AG	British Pound	39,466	Buy	07/13/12	64,000	61,807	(2,193)
Deutsche Bank AG	Mexican Peso	1,672,072	Buy	08/24/12	119,000	124,652	5,652
Deutsche Bank AG	Malaysian Ringgit	3,311,004	Buy	08/24/12	1,043,000	1,038,831	(4,169)
Deutsche Bank AG	Norwegian Krone	6,190,308	Buy	07/13/12	1,078,000	1,040,125	(37,875)
Deutsche Bank AG	Mexican Peso	13,103,706	Buy	08/24/12	913,349	976,873	63,524
Deutsche Bank AG	Canadian Dollar	1,109,468	Buy	08/24/12	1,066,000	1,088,356	22,356
Deutsche Bank AG	EU Euro	435,513	Buy	08/24/12	542,000	551,432	9,432
Deutsche Bank AG	EU Euro	435,370	Buy	08/24/12	542,000	551,251	9,251
Deutsche Bank AG	EU Euro	656,236	Buy	08/24/12	813,000	830,904	17,904
Deutsche Bank AG	Japanese Yen	84,251,227	Buy	08/24/12	1,085,000	1,054,831	(30,169)
Deutsche Bank AG	Swedish Krona	1,416,057	Buy	07/13/12	211,000	204,607	(6,393)
Deutsche Bank AG	Swiss Franc	194,012	Buy	07/13/12	212,000	204,469	(7,531)
Deutsche Bank AG	British Pound	230,695	Buy	07/13/12	370,000	361,293	(8,707)
Deutsche Bank AG	Japanese Yen	23,408,889	Buy	08/24/12	299,000	293,081	(5,919)
Deutsche Bank AG	Swiss Franc	192,894	Buy	07/13/12	211,000	203,290	(7,710)
Deutsche Bank AG	Brazilian Real	2,168,366	Buy	07/13/12	1,154,000	1,076,494	(77,506)
Deutsche Bank AG	Canadian Dollar	757,346	Buy	08/24/12	738,000	742,934	4,934
Deutsche Bank AG	Canadian Dollar	165,617	Buy	08/24/12	162,000	162,465	465
Deutsche Bank AG	EU Euro	1,387,280	Buy	08/24/12	1,767,867	1,756,529	(11,338)
Deutsche Bank AG	Japanese Yen	88,073,697	Buy	08/24/12	1,102,234	1,102,688	454
Deutsche Bank AG	Turkish Lira	3,547,249	Buy	08/24/12	1,919,100	1,937,261	18,161
Deutsche Bank AG	EU Euro	13,462	Buy	08/24/12	17,290	17,044	(246)
Deutsche Bank AG	EU Euro	3,121,907	Buy	08/24/12	4,009,821	3,952,857	(56,964)
Deutsche Bank AG	Israeli New Shekel	755,939	Buy	08/24/12	196,537	192,885	(3,652)
Deutsche Bank AG	Japanese Yen	19,703,684	Buy	08/24/12	247,000	246,691	(309)
Deutsche Bank AG	Malaysian Ringgit	1,776,286	Buy	08/24/12	571,705	557,312	(14,393)
Deutsche Bank AG	Taiwan New Dollar	1,226,729	Buy	08/24/12	41,605	41,070	(535)
Deutsche Bank AG	South African Rand	13,228,028	Buy	08/24/12	1,593,316	1,604,372	11,056
HSBC	Colombian Peso	528,556,955	Buy	07/13/12	295,978	295,588	(390)
HSBC	Thai Baht	18,396,270	Buy	08/24/12	580,965	577,072	(3,893)
HSBC	Thai Baht	9,193,463	Buy	08/24/12	290,335	288,390	(1,945)
HSBC	Thai Baht	16,549,437	Buy	08/24/12	522,641	519,139	(3,502)
HSBC	Chilean Peso	1,112,964,783	Buy	07/13/12	2,283,000	2,218,192	(64,808)
HSBC	Indian Rupee	94,792,686	Buy	07/13/12	1,803,497	1,692,951	(110,546)
HSBC	EU Euro	1,226,563	Buy	08/24/12	1,570,000	1,553,033	(16,967)
HSBC	Chinese Yuan	8,954,880	Buy	08/24/12	1,425,029	1,405,963	(19,066)
JPMorgan Chase & Co.	British Pound	52,931	Buy	07/13/12	82,000	82,896	896
JPMorgan Chase & Co.	Swiss Franc	1,000,820	Buy	07/13/12	1,040,000	1,054,761	14,761
JPMorgan Chase & Co.	Swiss Franc	103,162	Buy	07/13/12	108,000	108,722	722
JPMorgan Chase & Co.	British Pound	21,472	Buy	07/13/12	33,460	33,628	168
JPMorgan Chase & Co.	British Pound	151,341	Buy	07/13/12	236,000	237,016	1,016
JPMorgan Chase & Co.	Australian Dollar	518,528	Buy	07/13/12	527,000	530,040	3,040
JPMorgan Chase & Co.	British Pound	84,078	Buy	07/13/12	131,000	131,675	675
JPMorgan Chase & Co.	New Zealand Dollar	35,277	Buy	07/13/12	27,000	28,213	1,213
JPMorgan Chase & Co.	New Zealand Dollar	369,094	Buy	07/13/12	278,000	295,180	17,180
JPMorgan Chase & Co.	Australian Dollar	2,617,094	Buy	07/13/12	2,588,610	2,675,195	86,585
JPMorgan Chase & Co.	British Pound	77,915	Buy	07/13/12	124,000	122,023	(1,977)
JPMorgan Chase & Co.	British Pound	48,121	Buy	07/13/12	77,000	75,363	(1,637)
JPMorgan Chase & Co.	Australian Dollar	192,297	Buy	07/13/12	191,000	196,566	5,566

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Mexican Peso	14,566,573	Buy	08/24/12	$1,044,405	$1,085,928	$41,523
JPMorgan Chase & Co.	New Zealand Dollar	640,643	Buy	07/13/12	502,000	512,349	10,349
JPMorgan Chase & Co.	Australian Dollar	93,512	Buy	07/13/12	94,000	95,588	1,588
JPMorgan Chase & Co.	EU Euro	823,386	Buy	08/24/12	1,043,000	1,042,545	(455)
JPMorgan Chase & Co.	Swiss Franc	857,223	Buy	07/13/12	947,000	903,425	(43,575)
JPMorgan Chase & Co.	Swiss Franc	192,040	Buy	07/13/12	211,000	202,390	(8,610)
JPMorgan Chase & Co.	Mexican Peso	7,876,778	Buy	08/24/12	542,000	587,209	45,209
JPMorgan Chase & Co.	Mexican Peso	7,871,688	Buy	08/24/12	542,000	586,829	44,829
JPMorgan Chase & Co.	Canadian Dollar	326,577	Buy	08/24/12	317,000	320,362	3,362
JPMorgan Chase & Co.	EU Euro	1,310,012	Buy	08/24/12	1,636,000	1,658,694	22,694
JPMorgan Chase & Co.	Japanese Yen	12,295,840	Buy	08/24/12	155,000	153,945	(1,055)
JPMorgan Chase & Co.	Mexican Peso	6,420,442	Buy	08/24/12	461,245	478,639	17,394
JPMorgan Chase & Co.	Mexican Peso	7,958,177	Buy	08/24/12	576,834	593,277	16,443
JPMorgan Chase & Co.	Mexican Peso	11,243,380	Buy	08/24/12	814,791	838,187	23,396
Morgan Stanley	British Pound	217,696	Buy	07/13/12	351,000	340,935	(10,065)
Morgan Stanley	Chilean Peso	73,050,000	Buy	07/13/12	148,581	145,592	(2,989)
UBS AG	Swedish Krona	3,863,162	Buy	07/13/12	542,000	558,190	16,190
UBS AG	EU Euro	618,973	Buy	08/24/12	782,000	783,723	1,723
UBS AG	Swedish Krona	1,189,501	Buy	07/13/12	174,000	171,872	(2,128)
UBS AG	Swedish Krona	1,453,775	Buy	07/13/12	213,000	210,057	(2,943)
UBS AG	Swedish Krona	860,152	Buy	07/13/12	127,000	124,284	(2,716)
UBS AG	Norwegian Krone	1,318,918	Buy	07/13/12	229,000	221,611	(7,389)
UBS AG	New Zealand Dollar	3,278,128	Buy	07/13/12	2,663,000	2,621,655	(41,345)
UBS AG	Norwegian Krone	2,175,680	Buy	07/13/12	379,000	365,568	(13,432)
UBS AG	Norwegian Krone	2,528,716	Buy	07/13/12	440,000	424,887	(15,113)
UBS AG	Canadian Dollar	698,034	Buy	08/24/12	675,000	684,751	9,751
UBS AG	EU Euro	655,661	Buy	08/24/12	813,000	830,177	17,177
UBS AG	Australian Dollar	1,760,971	Buy	07/13/12	1,816,000	1,800,066	(15,934)
UBS AG	Swedish Krona	2,909,431	Buy	07/13/12	429,000	420,385	(8,615)
							$174,698
Barclays Bank PLC	New Zealand Dollar	663,368	Sell	07/13/12	525,000	530,523	(5,523)
Barclays Bank PLC	Hungarian Forint	165,193,080	Sell	07/13/12	705,839	730,198	(24,359)
Barclays Bank PLC	British Pound	205,593	Sell	07/13/12	319,000	321,979	(2,979)
Barclays Bank PLC	Norwegian Krone	4,749,594	Sell	07/13/12	777,000	798,049	(21,049)
Barclays Bank PLC	Swedish Krona	3,762,922	Sell	07/13/12	519,000	543,706	(24,706)
Barclays Bank PLC	South Korean Won	352,093,500	Sell	07/13/12	297,000	307,127	(10,127)
Barclays Bank PLC	British Pound	189,637	Sell	07/13/12	299,000	296,991	2,009
Barclays Bank PLC	South African Rand	3,492,570	Sell	08/24/12	407,075	423,599	(16,524)
Barclays Bank PLC	South African Rand	3,496,223	Sell	08/24/12	407,244	424,042	(16,798)
Barclays Bank PLC	Russian Ruble	25,573,600	Sell	08/24/12	761,040	781,510	(20,470)
Barclays Bank PLC	Russian Ruble	25,571,000	Sell	08/24/12	760,962	781,429	(20,467)
Barclays Bank PLC	South African Rand	4,357,828	Sell	08/24/12	519,000	528,543	(9,543)
Barclays Bank PLC	Russian Ruble	8,405,775	Sell	08/24/12	256,844	256,874	(30)
Barclays Bank PLC	EU Euro	617,461	Sell	08/24/12	780,000	781,809	(1,809)
Barclays Bank PLC	Russian Ruble	6,838,452	Sell	08/24/12	208,118	208,978	(860)
Barclays Bank PLC	Russian Ruble	6,838,452	Sell	08/24/12	208,118	208,978	(860)
Barclays Bank PLC	Hungarian Forint	56,770,919	Sell	07/13/12	261,000	250,943	10,057
Barclays Bank PLC	Brazilian Real	1,254,172	Sell	07/13/12	643,000	622,639	20,361
Barclays Bank PLC	Brazilian Real	2,557,106	Sell	07/13/12	1,311,000	1,269,486	41,514
Barclays Bank PLC	Canadian Dollar	289,840	Sell	08/24/12	282,000	284,325	(2,325)
Barclays Bank PLC	Australian Dollar	349,635	Sell	07/13/12	361,530	357,397	4,133
Barclays Bank PLC	EU Euro	1,060,604	Sell	08/24/12	1,331,000	1,342,903	(11,903)
Barclays Bank PLC	British Pound	237,978	Sell	07/13/12	384,000	372,698	11,302
Barclays Bank PLC	South African Rand	3,677,713	Sell	08/24/12	432,363	446,054	(13,691)
Barclays Bank PLC	Chilean Peso	1,056,443,250	Sell	07/13/12	2,131,000	2,105,542	25,458
Barclays Bank PLC	British Pound	238,369	Sell	07/13/12	384,000	373,310	10,690
Barclays Bank PLC	South African Rand	5,526,406	Sell	08/24/12	637,951	670,275	(32,324)
Barclays Bank PLC	British Pound	212,183	Sell	07/13/12	340,000	332,300	7,700
Barclays Bank PLC	Australian Dollar	206,603	Sell	07/13/12	212,000	211,190	810
Barclays Bank PLC	Canadian Dollar	1,821,187	Sell	08/24/12	1,767,251	1,786,532	(19,281)
Barclays Bank PLC	Polish Zloty	1,853,607	Sell	08/24/12	532,000	552,492	(20,492)
Barclays Bank PLC	Canadian Dollar	185,997	Sell	08/24/12	181,000	182,458	(1,458)
Barclays Bank PLC	Russian Ruble	12,840,620	Sell	08/24/12	406,053	392,399	13,654
Barclays Bank PLC	Thai Baht	21,215,033	Sell	08/24/12	672,682	665,495	7,187
Barclays Bank PLC	Russian Ruble	16,416,043	Sell	08/24/12	517,000	501,661	15,339
Barclays Bank PLC	EU Euro	148,413	Sell	08/24/12	189,000	187,916	1,084
Barclays Bank PLC	Russian Ruble	13,981,940	Sell	08/24/12	443,744	427,277	16,467
Barclays Bank PLC	Mexican Peso	20,005,599	Sell	08/24/12	1,450,101	1,491,404	(41,303)
Barclays Bank PLC	South African Rand	5,745,394	Sell	08/24/12	688,180	696,835	(8,655)
Barclays Bank PLC	South African Rand	5,752,039	Sell	08/24/12	688,976	697,641	(8,665)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Mexican Peso	29,248,983	Sell	08/24/12	$2,120,106	$2,180,493	$(60,387)
Barclays Bank PLC	Russian Ruble	8,866,250	Sell	08/24/12	286,920	270,946	15,974
Barclays Bank PLC	Mexican Peso	7,631,952	Sell	08/24/12	552,000	568,957	(16,957)
Citigroup, Inc.	South African Rand	1,731,397	Sell	08/24/12	202,705	209,994	(7,289)
Citigroup, Inc.	South African Rand	5,420,284	Sell	08/24/12	633,814	657,403	(23,589)
Citigroup, Inc.	South African Rand	2,708,516	Sell	08/24/12	316,777	328,504	(11,727)
Citigroup, Inc.	South African Rand	2,703,105	Sell	08/24/12	316,407	327,848	(11,441)
Citigroup, Inc.	South African Rand	2,709,600	Sell	08/24/12	317,074	328,636	(11,562)
Citigroup, Inc.	South African Rand	5,447,041	Sell	08/24/12	634,465	660,649	(26,184)
Citigroup, Inc.	South African Rand	3,492,570	Sell	08/24/12	406,756	423,600	(16,844)
Citigroup, Inc.	South African Rand	3,490,746	Sell	08/24/12	406,543	423,378	(16,835)
Citigroup, Inc.	Russian Ruble	26,051,490	Sell	08/24/12	791,502	796,113	(4,611)
Citigroup, Inc.	Russian Ruble	17,367,660	Sell	08/24/12	527,668	530,742	(3,074)
Citigroup, Inc.	Russian Ruble	6,625,104	Sell	08/24/12	201,886	202,458	(572)
Citigroup, Inc.	Russian Ruble	6,624,000	Sell	08/24/12	201,582	202,424	(842)
Citigroup, Inc.	Russian Ruble	6,625,725	Sell	08/24/12	201,635	202,477	(842)
Citigroup, Inc.	Indian Rupee	30,431,782	Sell	07/13/12	561,000	543,497	17,503
Citigroup, Inc.	South Korean Won	254,448,320	Sell	07/13/12	224,000	221,952	2,048
Citigroup, Inc.	Swiss Franc	113,750	Sell	07/13/12	123,439	119,881	3,558
Citigroup, Inc.	Hungarian Forint	430,115,101	Sell	07/13/12	1,854,997	1,901,225	(46,228)
Citigroup, Inc.	Mexican Peso	3,009,393	Sell	08/24/12	218,666	224,348	(5,682)
Citigroup, Inc.	Mexican Peso	2,996,203	Sell	08/24/12	217,708	223,365	(5,657)
Credit Suisse First Boston	Norwegian Krone	473,711	Sell	07/13/12	78,000	79,595	(1,595)
Credit Suisse First Boston	Swedish Krona	332,183	Sell	07/13/12	47,000	47,997	(997)
Credit Suisse First Boston	Swiss Franc	306,315	Sell	07/13/12	319,000	322,824	(3,824)
Credit Suisse First Boston	British Pound	664,967	Sell	07/13/12	1,043,000	1,041,407	1,593
Credit Suisse First Boston	Norwegian Krone	6,034	Sell	07/13/12	1,000	1,014	(14)
Credit Suisse First Boston	Swiss Franc	71,669	Sell	07/13/12	75,000	75,531	(531)
Credit Suisse First Boston	Swedish Krona	364,149	Sell	07/13/12	50,000	52,616	(2,616)
Credit Suisse First Boston	British Pound	161,981	Sell	07/13/12	251,000	253,680	(2,680)
Credit Suisse First Boston	Swiss Franc	126,447	Sell	07/13/12	132,000	133,262	(1,262)
Credit Suisse First Boston	EU Euro	833,210	Sell	08/24/12	1,040,000	1,054,983	(14,983)
Credit Suisse First Boston	EU Euro	418,180	Sell	08/24/12	522,000	529,486	(7,486)
Credit Suisse First Boston	Norwegian Krone	1,257,338	Sell	07/13/12	214,000	211,264	2,736
Credit Suisse First Boston	Swedish Krona	1,882,071	Sell	07/13/12	270,000	271,941	(1,941)
Credit Suisse First Boston	Norwegian Krone	3,013,580	Sell	07/13/12	513,000	506,356	6,644
Credit Suisse First Boston	Swedish Krona	646,879	Sell	07/13/12	93,000	93,468	(468)
Credit Suisse First Boston	Norwegian Krone	2,547,712	Sell	07/13/12	436,000	428,079	7,921
Credit Suisse First Boston	Singapore Dollar	675,792	Sell	07/13/12	544,000	533,483	10,517
Credit Suisse First Boston	Swedish Krona	910,096	Sell	07/13/12	135,000	131,500	3,500
Credit Suisse First Boston	Norwegian Krone	1,272,783	Sell	07/13/12	222,000	213,859	8,141
Credit Suisse First Boston	EU Euro	3,090	Sell	08/24/12	3,853	3,912	(59)
Credit Suisse First Boston	Japanese Yen	41,239,948	Sell	08/24/12	519,000	516,327	2,673
Credit Suisse First Boston	Japanese Yen	41,247,733	Sell	08/24/12	519,000	516,424	2,576
Credit Suisse First Boston	Swiss Franc	178,342	Sell	07/13/12	196,560	187,954	8,606
Credit Suisse First Boston	Swedish Krona	2,706,588	Sell	07/13/12	402,000	391,076	10,924
Credit Suisse First Boston	Swedish Krona	1,448,456	Sell	07/13/12	214,000	209,288	4,712
Credit Suisse First Boston	Norwegian Krone	3,611,452	Sell	07/13/12	629,000	606,813	22,187
Credit Suisse First Boston	Norwegian Krone	2,003,598	Sell	07/13/12	347,000	336,654	10,346
Credit Suisse First Boston	Swedish Krona	1,447,622	Sell	07/13/12	214,000	209,168	4,832
Credit Suisse First Boston	Swiss Franc	385,591	Sell	07/13/12	422,000	406,373	15,627
Credit Suisse First Boston	Japanese Yen	14,955,456	Sell	08/24/12	188,000	187,243	757
Credit Suisse First Boston	South African Rand	2,708,177	Sell	08/24/12	321,999	328,463	(6,464)
Credit Suisse First Boston	Canadian Dollar	1,109,797	Sell	08/24/12	1,104,150	1,088,678	15,472
Credit Suisse First Boston	EU Euro	890,223	Sell	08/24/12	1,145,000	1,127,172	17,828
Deutsche Bank AG	British Pound	334,790	Sell	07/13/12	522,000	524,316	(2,316)
Deutsche Bank AG	Australian Dollar	521,422	Sell	07/13/12	522,000	532,998	(10,998)
Deutsche Bank AG	Swedish Krona	722,392	Sell	07/13/12	103,000	104,379	(1,379)
Deutsche Bank AG	South Korean Won	137,849,600	Sell	07/13/12	119,000	120,245	(1,245)
Deutsche Bank AG	Australian Dollar	58,679	Sell	07/13/12	59,000	59,982	(982)
Deutsche Bank AG	Norwegian Krone	3,209,145	Sell	07/13/12	538,000	539,216	(1,216)
Deutsche Bank AG	New Zealand Dollar	664,508	Sell	07/13/12	524,000	531,435	(7,435)
Deutsche Bank AG	Australian Dollar	512,710	Sell	07/13/12	521,000	524,092	(3,092)
Deutsche Bank AG	British Pound	333,753	Sell	07/13/12	524,000	522,691	1,309
Deutsche Bank AG	Swedish Krona	3,713,514	Sell	07/13/12	524,000	536,567	(12,567)
Deutsche Bank AG	Australian Dollar	219,909	Sell	07/13/12	217,000	224,791	(7,791)
Deutsche Bank AG	Australian Dollar	267,269	Sell	07/13/12	263,000	273,202	(10,202)
Deutsche Bank AG	Swedish Krona	934,663	Sell	07/13/12	130,000	135,050	(5,050)
Deutsche Bank AG	Swedish Krona	3,762,539	Sell	07/13/12	519,000	543,651	(24,651)
Deutsche Bank AG	Australian Dollar	568,017	Sell	07/13/12	543,000	580,627	(37,627)
Deutsche Bank AG	British Pound	64,449	Sell	07/13/12	101,000	100,933	67

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	South Korean Won	376,909,500	Sell	07/13/12	$318,000	$328,774	$(10,774)
Deutsche Bank AG	Mexican Peso	6,035,469	Sell	08/24/12	439,000	449,940	(10,940)
Deutsche Bank AG	South Korean Won	153,370,800	Sell	07/13/12	132,000	133,784	(1,784)
Deutsche Bank AG	South Korean Won	399,613,500	Sell	07/13/12	345,000	348,578	(3,578)
Deutsche Bank AG	New Zealand Dollar	106,946	Sell	07/13/12	83,000	85,529	(2,529)
Deutsche Bank AG	Brazilian Real	2,136,340	Sell	07/13/12	1,065,878	1,060,594	5,284
Deutsche Bank AG	Hungarian Forint	176,327,640	Sell	07/13/12	784,557	779,415	5,142
Deutsche Bank AG	EU Euro	8,748	Sell	08/24/12	11,000	11,077	(77)
Deutsche Bank AG	Hungarian Forint	98,404,100	Sell	07/13/12	436,548	434,973	1,575
Deutsche Bank AG	Russian Ruble	17,376,660	Sell	08/24/12	529,526	531,017	(1,491)
Deutsche Bank AG	South Korean Won	297,180,000	Sell	07/13/12	260,000	259,227	773
Deutsche Bank AG	Swedish Krona	3,812,600	Sell	07/13/12	556,000	550,884	5,116
Deutsche Bank AG	South African Rand	1,783,356	Sell	08/24/12	215,244	216,296	(1,052)
Deutsche Bank AG	Japanese Yen	17,997,180	Sell	08/24/12	228,000	225,326	2,674
Deutsche Bank AG	Swiss Franc	161,878	Sell	07/13/12	176,000	170,603	5,397
Deutsche Bank AG	Swiss Franc	196,878	Sell	07/13/12	215,000	207,489	7,511
Deutsche Bank AG	Swiss Franc	26,481	Sell	07/13/12	29,000	27,908	1,092
Deutsche Bank AG	EU Euro	620,921	Sell	08/24/12	780,000	786,190	(6,190)
Deutsche Bank AG	Canadian Dollar	53,733	Sell	08/24/12	52,000	52,710	(710)
Deutsche Bank AG	Swiss Franc	186,478	Sell	07/13/12	205,000	196,528	8,472
Deutsche Bank AG	Japanese Yen	49,951,763	Sell	08/24/12	632,000	625,399	6,601
Deutsche Bank AG	Australian Dollar	278,217	Sell	07/13/12	284,000	284,394	(394)
Deutsche Bank AG	Australian Dollar	321,689	Sell	07/13/12	329,000	328,831	169
Deutsche Bank AG	Swedish Krona	1,439,701	Sell	07/13/12	213,000	208,023	4,977
Deutsche Bank AG	Australian Dollar	268,756	Sell	07/13/12	276,000	274,722	1,278
Deutsche Bank AG	Norwegian Krone	2,095,192	Sell	07/13/12	363,000	352,044	10,956
Deutsche Bank AG	Russian Ruble	12,625,500	Sell	08/24/12	380,000	385,825	(5,825)
Deutsche Bank AG	New Zealand Dollar	2,360,531	Sell	07/13/12	1,929,000	1,887,815	41,185
Deutsche Bank AG	South Korean Won	3,525,858,419	Sell	07/13/12	3,082,583	3,075,564	7,019
Deutsche Bank AG	EU Euro	26,326	Sell	08/24/12	33,000	33,334	(334)
Deutsche Bank AG	EU Euro	3,461,539	Sell	08/24/12	4,335,713	4,382,888	(47,175)
Deutsche Bank AG	Turkish Lira	2,509,750	Sell	08/24/12	1,329,000	1,370,651	(41,651)
Deutsche Bank AG	South African Rand	6,416,007	Sell	08/24/12	754,000	778,171	(24,171)
Deutsche Bank AG	EU Euro	207,398	Sell	08/24/12	264,000	262,601	1,399
Deutsche Bank AG	EU Euro	865,844	Sell	08/24/12	1,104,000	1,096,304	7,696
Deutsche Bank AG	EU Euro	230,575	Sell	08/24/12	294,000	291,947	2,053
Deutsche Bank AG	South African Rand	35,815,748	Sell	08/24/12	4,314,007	4,343,942	(29,935)
Deutsche Bank AG	Canadian Dollar	242,031	Sell	08/24/12	241,000	237,425	3,575
Deutsche Bank AG	Russian Ruble	15,346,118	Sell	08/24/12	497,000	468,965	28,035
HSBC	Indian Rupee	60,474,070	Sell	07/13/12	1,063,000	1,080,037	(17,037)
HSBC	South Korean Won	380,445,000	Sell	07/13/12	325,000	331,858	(6,858)
HSBC	Russian Ruble	13,443,500	Sell	08/24/12	409,214	410,823	(1,609)
HSBC	Brazilian Real	1,780,168	Sell	07/13/12	926,640	883,772	42,868
HSBC	EU Euro	214,107	Sell	08/24/12	270,000	271,095	(1,095)
HSBC	Chinese Yuan	5,794,330	Sell	08/24/12	909,228	909,740	(512)
HSBC	Brazilian Real	5,119,301	Sell	07/13/12	2,745,677	2,541,498	204,179
HSBC	Brazilian Real	5,230,010	Sell	07/13/12	2,805,055	2,596,461	208,594
HSBC	Thai Baht	23,183,014	Sell	08/24/12	732,134	727,228	4,906
JPMorgan Chase & Co.	Danish Krone	1,938,097	Sell	07/13/12	324,000	330,012	(6,012)
JPMorgan Chase & Co.	New Zealand Dollar	48,051	Sell	07/13/12	38,000	38,428	(428)
JPMorgan Chase & Co.	Brazilian Real	2,000,960	Sell	07/13/12	962,000	993,385	(31,385)
JPMorgan Chase & Co.	British Pound	51,861	Sell	07/13/12	80,000	81,220	(1,220)
JPMorgan Chase & Co.	British Pound	123,371	Sell	07/13/12	191,000	193,211	(2,211)
JPMorgan Chase & Co.	Singapore Dollar	691,850	Sell	07/13/12	537,000	546,159	(9,159)
JPMorgan Chase & Co.	British Pound	481,884	Sell	07/13/12	753,000	754,680	(1,680)
JPMorgan Chase & Co.	Mexican Peso	7,174,794	Sell	08/24/12	522,000	534,876	(12,876)
JPMorgan Chase & Co.	New Zealand Dollar	145,648	Sell	07/13/12	111,000	116,481	(5,481)
JPMorgan Chase & Co.	Mexican Peso	32,929	Sell	08/24/12	2,396	2,454	(58)
JPMorgan Chase & Co.	New Zealand Dollar	140,667	Sell	07/13/12	108,000	112,498	(4,498)
JPMorgan Chase & Co.	Canadian Dollar	246,426	Sell	08/24/12	240,000	241,736	(1,736)
JPMorgan Chase & Co.	British Pound	136,225	Sell	07/13/12	220,000	213,342	6,658
JPMorgan Chase & Co.	Norwegian Krone	2,770,354	Sell	07/13/12	475,000	465,488	9,512
JPMorgan Chase & Co.	Australian Dollar	1,515,004	Sell	07/13/12	1,556,000	1,548,638	7,362
JPMorgan Chase & Co.	Australian Dollar	267,220	Sell	07/13/12	274,000	273,153	847
JPMorgan Chase & Co.	Mexican Peso	8,748,124	Sell	08/24/12	596,000	652,167	(56,167)
JPMorgan Chase & Co.	Mexican Peso	8,743,260	Sell	08/24/12	596,000	651,804	(55,804)
JPMorgan Chase & Co.	South African Rand	6,739,715	Sell	08/24/12	782,000	817,432	(35,432)
JPMorgan Chase & Co.	Mexican Peso	19,583	Sell	08/24/12	1,394	1,460	(66)
JPMorgan Chase & Co.	New Zealand Dollar	851,526	Sell	07/13/12	692,592	681,001	11,591
JPMorgan Chase & Co.	Australian Dollar	2,088,926	Sell	07/13/12	2,140,863	2,135,301	5,562
JPMorgan Chase & Co.	Mexican Peso	979,436	Sell	08/24/12	69,255	73,016	(3,761)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Russian Ruble	12,844,520	Sell	08/24/12	$406,183	$392,519	$13,664
JPMorgan Chase & Co.	Japanese Yen	25,765,893	Sell	08/24/12	322,000	322,591	(591)
JPMorgan Chase & Co.	Chinese Yuan	3,160,550	Sell	08/24/12	500,000	496,223	3,777
Morgan Stanley	British Pound	686,197	Sell	07/13/12	1,097,000	1,074,656	22,344
Morgan Stanley	South Korean Won	476,339,100	Sell	07/13/12	417,000	415,505	1,495
UBS AG	Swiss Franc	199,246	Sell	07/13/12	216,000	209,985	6,015
UBS AG	Norwegian Krone	1,574,673	Sell	07/13/12	271,000	264,584	6,416
UBS AG	British Pound	926,100	Sell	07/13/12	1,502,280	1,450,368	51,912
UBS AG	Swedish Krona	2,386,405	Sell	07/13/12	354,000	344,813	9,187
UBS AG	Swiss Franc	194,386	Sell	07/13/12	214,000	204,863	9,137
UBS AG	Norwegian Krone	5,702,591	Sell	07/13/12	990,000	958,176	31,824
							$(20,636)

ING Balanced Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	5	09/06/12	$828,524	$(79,029)
Australia 10-Year Bond	19	09/17/12	2,439,713	(17,257)
Canada 10-Year Bond	6	09/19/12	815,932	6,379
Euro-Bobl 5-Year	60	09/06/12	9,558,846	(50,290)
Long Gilt	35	09/26/12	6,529,028	28,982
Mini MSCI EAFE Index	4	09/21/12	284,760	12,012
Mini MSCI Emerging Markets Index	17	09/21/12	802,995	28,080
S&P 500 E-Mini	102	09/21/12	6,917,640	459,061
S&P Mid 400 E-Mini	6	09/21/12	563,700	14,667
Short Gilt	10	09/26/12	1,629,262	(1,032)
U.S. Treasury 2-Year Note	68	09/28/12	14,972,750	(6,970)
U.S. Treasury 5-Year Note	104	09/28/12	12,892,750	9,881
U.S. Treasury Long Bond	68	09/19/12	10,061,875	(1,295)
U.S. Treasury Ultra Long Bond	6	09/19/12	1,001,062	(23,546)
			$69,298,837	$379,643
Short Contracts
Australia 3-Year Bond	(53)	09/17/12	$(5,988,217)	$16,404
Euro-Bund	(36)	09/06/12	(6,419,134)	99,854
Euro-Schatz	(6)	09/06/12	(838,990)	2,079
Medium Gilt	(21)	09/26/12	(3,727,976)	(3,494)
U.S. Treasury 10-Year Note	(86)	09/19/12	(11,470,250)	(34,371)
			$(28,444,567)	$80,472

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.17	Buy	(5.000)	06/20/17	USD	974,900	$(94,623)	$(75,669)	$(18,954)
Credit Suisse First Boston	CDX.EM.17	Buy	(5.000)	06/20/17	USD	835,628	(81,106)	(65,106)	(16,000)
							$(175,729)	$(140,775)	$(34,954)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	$14,903	$22,512	$(7,609)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	7,347	11,563	(4,216)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	50,325	41,370	8,955
							$72,575	$75,445	$(2,870)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	284,000	$(44,529)	$(28,471)	$(16,058)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	139,000	(21,794)	(12,774)	(9,020)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	241,000	(37,787)	(21,867)	(15,920)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	480,000	(75,261)	(21,857)	(53,404)
								$(179,371)	$(84,969)	$(94,402)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	10,000,000	$(170,201)	$—	$(170,201)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	6,000,000	(102,532)	—	(102,532)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	6,400,000	(109,367)	—	(109,367)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	6,000,000	(102,121)	—	(102,121)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/27/22	CAD	3,300,000	2,957	—	2,957
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	950,000,000	(9,504)	—	(9,504)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	950,000,000	(6,055)	—	(6,055)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	950,000,000	$(2,607)	$—	$(2,607)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	30,000,000	(23,582)	—	(23,582)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	38,000,000	(22,569)	—	(22,569)
Receive a fixed rate equal to 0.988% and pay a floating rate based on the 6-month EUR-EURIBOR Counterparty: Credit Suisse First Boston	05/21/14	EUR	5,400,000	14,905	—	14,905
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	2,000,000,000	(28,158)	—	(28,158)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	2,250,000,000	(31,145)	—	(31,145)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	3,200,000,000	(6,023)	—	(6,023)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.680% Counterparty: Bank of America	03/27/17	MXN	27,000,000	(43,450)	—	(43,450)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Barclays Bank PLC	06/13/14	MXN	17,000,000	(6,053)	—	(6,053)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a fixed rate equal to 4.760% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/17/14	MXN	39,000,000	(1,525)	—	(1,525)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	32,000,000	(712)	—	(712)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	13,000,000	(5,605)	—	(5,605)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Credit Suisse First Boston	06/13/17	MXN	21,000,000	(7,478)	—	(7,478)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	9,550,000	(35,546)	—	(35,546)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	9,500,000	(35,843)	—	(35,843)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	25,545,910	1,548	—	1,548
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/11/14	MXN	49,000,000	(1,090)	—	(1,090)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	22,352,672	(30,149)	—	(30,149)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.340% Counterparty: Deutsche Bank AG	06/07/17	MXN	20,000,000	(7,931)	—	(7,931)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	6,386,478	$25,611	$—	$25,611
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	9,500,000	(28,588)	—	(28,588)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	9,000,000	(23,553)	—	(23,553)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	38,000,000	(333)	—	(333)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	48,000,000	(2,225)	—	(2,225)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	10,000,000	(25,855)	—	(25,855)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	16,000,000	965	—	965
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	15,000,000	3,051	—	3,051
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	6,500,000	(37,930)	—	(37,930)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	7,000,000	(20,900)	—	(20,900)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Barclays Bank PLC	06/04/17	PLN	4,500,000	(10,973)	—	(10,973)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	4,500,000	(10,973)	—	(10,973)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	5,580,000	(837,230)	—	(837,230)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.083% Counterparty: Deutsche Bank AG	04/26/22	USD	3,022,000	(90,631)	—	(90,631)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.654% Counterparty: JPMorgan Chase & Co.	05/21/14	USD	7,800,000	(15,847)	—	(15,847)
				$(1,846,246)	$—	$(1,846,246)

ING Balanced Portfolio Written OTC Options on June 30, 2012:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
2,700,000	Barclays Bank PLC	CAD Put vs. USD Call Currency Option	1.200	USD	08/16/12	$1,345	$(113)
4,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203	USD	01/04/13	51,256	(64,605)
5,100,000	HSBC	EUR Put vs. USD Call Currency Option	1.150	USD	08/31/12	4,525	(5,341)
1,300,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.300	USD	07/05/12	2,015	(209)
4,100,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.360	USD	09/17/12	19,762	(4,694)
1,300,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.295	USD	08/23/12	5,270	(8,204)
1,600,000	Barclays Bank PLC	USD Put vs. SEK Call Currency Option	7.020	USD	08/31/12	21,600	(42,476)
1,000,000	Deutsche Bank AG	ZAR Put vs. USD Call Currency Option	8.600	USD	07/19/12	8,470	(3,168)
					Total Written OTC Options	$114,243	$(128,810)

ING Balanced Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity		Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption Citigroup, Inc.	3-month -	USD	LIBOR-BBA	Pay	2.648%	07/09/12	USD	6,100,000	$30,500	$—
							Total Written Swaptions		$30,500	$—

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$112,139
Foreign exchange contracts	Investments in securities at value*	180,807
Interest rate contracts	Investments in securities at value*	1
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,290,857
Credit contracts	Upfront payments paid on swap agreements	75,445
Interest rate contracts	Unrealized appreciation on swap agreements	57,992
Equity contracts	Net Assets — Unrealized depreciation**	513,820
Interest rate contracts	Net Assets — Unrealized appreciation**	163,579
Total Asset Derivatives		$3,394,640
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,136,795
Credit contracts	Upfront payments received on swap agreements	225,744
Credit contracts	Unrealized depreciation on swap agreements	132,226
Interest rate contracts	Unrealized depreciation on swap agreements	1,846,246
Equity contracts	Net Assets — Unrealized depreciation**	217,284
Foreign exchange contracts	Written options, at fair value	128,810
Total Liability Derivatives		$4,687,105

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(46,087)	$—	$—	$(107,002)	$69,390	$(83,699)
Equity contracts	—	—	(286,280)	—	—	(286,280)
Foreign exchange contracts	(275,246)	(950,632)	—	—	117,682	(1,108,196)
Interest rate contracts	(64,000)	—	(293,117)	(2,217,560)	65,244	(2,509,433)
Total	$(385,333)	$(950,632)	$(579,397)	$(2,324,562)	$252,316	$(3,987,608)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(93,115)	$—	$—	$(30,229)		$(123,344)
Equity contracts	—	—	306,456	—	$—	306,456
Foreign exchange contracts	(142,692)	307,668	—		(170,247)	(5,271)
Interest rate contracts	(29,999)	—	(22,749)	582,829	30,500	560,581
Total	$(265,806)	$307,668	$283,707	$552,600	$(139,747)	$738,422

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012

(as a percentage of net assets)

Information Technology	92.6%
Consumer Discretionary	4.5%
Health Care	0.5%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
140,726	@	Commvault Systems, Inc.	$6,975,788	2.0
51,910	@	Concur Technologies, Inc.	3,535,071	1.0
275,800	@	eBay, Inc.	11,586,358	3.3
262,356	@	Fairchild Semiconductor International, Inc.	3,699,220	1.1
105,400		Fidelity National Information Services, Inc.	3,592,032	1.0
103,200	@	Fiserv, Inc.	7,453,104	2.2
8,960	@	Google, Inc. - Class A	5,197,427	1.5
92,153		International Business Machines Corp.	18,023,284	5.2
256,800		Intel Corp.	6,843,720	2.0
59,500		Intuit, Inc.	3,531,325	1.0
256,237		Jabil Circuit, Inc.	5,209,298	1.5
112,670		KLA-Tencor Corp.	5,548,998	1.6
90,445	@	Lam Research Corp.	3,413,394	1.0
173,059		Linear Technology Corp.	5,421,939	1.6
16,900		Mastercard, Inc.	7,268,859	2.1
206,100		Maxim Integrated Products	5,284,404	1.5
131,156	@	Micros Systems, Inc.	6,715,187	1.9
116,083		Microsoft Corp.	3,550,979	1.0
19,393	@	MicroStrategy, Inc.	2,518,375	0.7
216,900	@	NetApp, Inc.	6,901,758	2.0
215,600		Paychex, Inc.	6,771,996	2.0
244,424	@	Polycom, Inc.	2,571,341	0.7
233,434		Qualcomm, Inc.	12,997,605	3.8
78,253	@	Red Hat, Inc.	4,419,729	1.3
98,000	@	ServiceNow, Inc.	2,410,800	0.7
49,178	@	SolarWinds, Inc.	2,142,194	0.6
72,300		Tencent Holdings Ltd.	2,135,112	0.6
48,908	@	Teradata Corp.	3,521,865	1.0
233,500		Texas Instruments, Inc.	6,699,115	1.9
61,300		Visa, Inc.	7,578,519	2.2
183,929	@	Web.com Group, Inc.	3,369,579	1.0
150,843		Western Union Co.	2,540,196	0.7
160,000		Xilinx, Inc.	5,371,200	1.6
493,717		Other Securities	12,090,602	3.5
			320,383,459	92.6
		Total Common Stock (Cost $316,445,001)	337,648,165	97.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 4.5%
47,075	@	Amazon.com, Inc.	$10,749,576	3.1
6,910	@	Priceline.com, Inc.	4,591,833	1.3
12,700		Other Securities	311,150	0.1
			15,652,559	4.5
		Health Care: 0.5%
11,166		Other Securities	1,612,147	0.5
		Information Technology: 92.6%
60,500		Accenture PLC	3,635,445	1.1
188,100	@	ACI Worldwide, Inc.	8,315,901	2.4
40,500	@	Alliance Data Systems Corp.	5,467,500	1.6
183,971		Altera Corp.	6,225,579	1.8
63,600		Amphenol Corp.	3,492,912	1.0
73,178	@	Apple, Inc.	42,735,952	12.3
67,092		ASML Holding NV	3,445,590	1.0
97,300	@	Autodesk, Inc.	3,404,527	1.0
125,449		Automatic Data Processing, Inc.	6,982,491	2.0
199,499		Avago Technologies Ltd.	7,162,014	2.1
110,500	@	Avnet, Inc.	3,410,030	1.0
272,900		Broadcom Corp.	9,224,020	2.7
461,926		Cisco Systems, Inc.	7,931,269	2.3
65,009	@	Citrix Systems, Inc.	5,456,856	1.6
110,050	@	Cognizant Technology Solutions Corp.	6,603,000	1.9

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
10,325,012	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,325,012)	$10,325,012	3.0
	Total Short-Term Investments (Cost $10,325,012)	10,325,012	3.0
	Total Investments in Securities (Cost $326,770,013)	$347,973,177	100.6
	Liabilities in Excess of Other Assets	(1,916,239)	(0.6)
	Net Assets	$346,056,938	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

  Cost for federal income tax purposes is $331,101,286.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,392,504
Gross Unrealized Depreciation	(10,520,613)
Net Unrealized Appreciation	$16,871,891

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$15,652,559	$—	$—	$15,652,559
Health Care	1,612,147	—	—	1,612,147
Information Technology	311,251,850	9,131,609	—	320,383,459
Total Common Stock	328,516,556	9,131,609	—	337,648,165
Short-Term Investments	10,325,012	—	—	10,325,012
Total Investments, at fair value	$338,841,568	$9,131,609	$—	$347,973,177
Other Financial Instruments+
Forward Foreign Currency Contracts	—	185,460	—	185,460
Total Assets	$338,841,568	$9,317,069	$—	$348,158,637
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(54,139)	$—	$(54,139)
Total Liabilities	$—	$(54,139)	$—	$(54,139)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Hong Kong Sar Dollar	2,570,000	Buy	07/18/12	$331,276	$331,293	$17
Citigroup, Inc.	EU Euro	644,000	Buy	07/18/12	822,916	815,101	(7,815)
Deutsche Bank AG	Japanese Yen	45,000,000	Buy	07/18/12	555,753	563,107	7,354
Deutsche Bank AG	EU Euro	883,000	Buy	07/18/12	1,103,321	1,117,600	14,279
							$13,835
Citigroup, Inc.	EU Euro	968,000	Sell	07/18/12	1,225,902	1,225,183	719
Citigroup, Inc.	Japanese Yen	45,000,000	Sell	07/18/12	546,521	563,107	(16,586)
Citigroup, Inc.	EU Euro	2,468,000	Sell	07/18/12	3,286,801	3,123,710	163,091
Royal Bank of Scotland Group PLC	Hong Kong Sar Dollar	15,803,000	Sell	07/18/12	2,036,091	2,037,135	(1,044)
UBS AG	EU Euro	1,638,000	Sell	07/18/12	2,044,498	2,073,192	(28,694)
							$117,486

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$185,460
Total Asset Derivatives		$185,460
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$54,139
Total Liability Derivatives		$54,139

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$25,125
Total	$25,125
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(135,584)
Total	$(135,584)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	19.6%
Consumer Discretionary	13.3%
Financials	13.0%
Health Care	12.1%
Energy	11.6%
Industrials	10.0%
Consumer Staples	7.8%
Telecommunication Services	3.4%
Materials	2.9%
Utilities	2.1%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 13.3%
1,537,000		CBS Corp. - Class B	$50,382,860	1.3
2,296,900		Comcast Corp. - Class A	73,431,893	1.8
1,978,900		Lowe's Cos., Inc.	56,279,916	1.4
1,384,132		Macy's, Inc.	47,544,934	1.2
1,011,171	@	Michael Kors Holdings Ltd.	42,307,395	1.1
2,349,200		Newell Rubbermaid, Inc.	42,614,488	1.1
999,500		Starbucks Corp.	53,293,340	1.3
854,000		Wyndham Worldwide Corp.	45,039,960	1.1
5,465,824		Other Securities (a)	118,244,998	3.0
			529,139,784	13.3
		Consumer Staples: 7.8%
2,097,500		Altria Group, Inc.	72,468,625	1.8
610,400		Beam, Inc.	38,143,896	1.0
1,893,000		Coca-Cola Enterprises, Inc.	53,079,720	1.3
610,400		Costco Wholesale Corp.	57,988,000	1.4
523,000		JM Smucker Co.	39,496,960	1.0
1,157,342		Other Securities	50,697,722	1.3
			311,874,923	7.8
		Energy: 11.6%
2,285,215		ExxonMobil Corp.	195,545,847	4.9
1,737,200		Halliburton Co.	49,319,108	1.3
575,315		National Oilwell Varco, Inc.	37,073,299	0.9
789,000		Range Resources Corp.	48,815,430	1.2
608,600		Royal Dutch Shell PLC - Class A ADR	41,037,898	1.0
1,911,800		Other Securities	91,190,620	2.3
			462,982,202	11.6

Shares			Value	Percentage of Net Assets
		Financials: 13.0%
1,508,470		Citigroup, Inc.	$41,347,162	1.0
3,988,300		Fifth Third Bancorp.	53,443,220	1.4
2,050,160		JPMorgan Chase & Co.	73,252,217	1.8
952,600		Prudential Financial, Inc.	46,134,418	1.2
631,000		Travelers Cos., Inc.	40,283,040	1.0
2,238,900		US Bancorp.	72,003,024	1.8
3,360,400		Wells Fargo & Co.	112,371,776	2.8
1,900,400		XL Group PLC	39,984,416	1.0
1,537,058		Other Securities	40,845,140	1.0
			519,664,413	13.0
		Health Care: 12.1%
1,164,200		Abbott Laboratories	75,055,974	1.9
1,139,500		Cardinal Health, Inc.	47,859,000	1.2
777,277		Covidien PLC	41,584,320	1.0
832,300	@	Gilead Sciences, Inc.	42,680,344	1.1
919,700		Johnson & Johnson	62,134,932	1.5
4,818,917		Pfizer, Inc.	110,835,091	2.8
516,500	@	Watson Pharmaceuticals, Inc.	38,215,835	1.0
2,116,400		Other Securities	65,162,578	1.6
			483,528,074	12.1
		Industrials: 10.0%
1,100,300		Boeing Co.	81,752,290	2.0
751,500		Dover Corp.	40,287,915	1.0
813,100		Fluor Corp.	40,118,354	1.0
736,500		General Dynamics Corp.	48,579,540	1.2
320,130	@	TransDigm Group, Inc.	42,993,459	1.1
757,480		Union Pacific Corp.	90,374,939	2.3
984,500		Other Securities	55,296,195	1.4
			399,402,692	10.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 19.6%
2,004,300	@	Adobe Systems, Inc.	$64,879,191	1.6
414,207	@	Apple, Inc.	241,896,888	6.0
245,100	@	Google, Inc. - Class A	142,175,157	3.6
3,904,500		Intel Corp.	104,054,925	2.6
2,802,500		Oracle Corp.	83,234,250	2.1
1,079,317		Qualcomm, Inc.	60,096,371	1.5
3,056,600		Other Securities	87,511,981	2.2
			783,848,763	19.6
		Materials: 2.9%
833,200		Eastman Chemical Co.	41,968,284	1.0
951,000		EI Du Pont de Nemours & Co.	48,092,070	1.2
823,500		Other Securities	26,261,415	0.7
			116,321,769	2.9
		Telecommunication Services: 3.4%
2,693,100		AT&T, Inc.	96,035,946	2.4
1,028,300		CenturyTel, Inc.	40,607,567	1.0
			136,643,513	3.4
		Utilities: 2.1%
1,261,500		Exelon Corp.	47,457,630	1.2
2,051,800		Other Securities	36,070,644	0.9
			83,528,274	2.1
		Total Common Stock (Cost $3,299,699,922)	3,826,934,407	95.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
10,000,000		Other Securities	$—	—
		Utilities: —%
20,000,000		Other Securities	—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Long-Term Investments (Cost $3,299,699,922)	3,826,934,407	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc(1): 0.7%
6,416,053	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,416,158, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,544,374, due 07/01/42-02/20/61)	$6,416,053	0.2
6,416,053	Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $6,416,190, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,544,374, due 11/15/12-03/01/48)	6,416,053	0.2
6,416,053	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $6,416,148, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $6,544,374, due 04/01/24-06/01/42)	6,416,053	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
6,416,053	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,416,185, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,544,374, due 10/01/14-02/25/44)	$6,416,053	0.2
1,350,747	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,350,769, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,377,762, due 07/01/21-04/01/42)	1,350,747	0.0
		27,014,959	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
163,591,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $163,591,000)	$163,591,000	4.1
	Total Short-Term Investments (Cost $190,605,959)	190,605,959	4.8
	Total Investments in Securities (Cost $3,490,305,881)	$4,017,540,366	100.6
	Liabilities in Excess of Other Assets	(23,269,712)	(0.6)
	Net Assets	$3,994,270,654	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $3,534,313,096.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$690,803,936
Gross Unrealized Depreciation	(207,576,666)
Net Unrealized Appreciation	$483,227,270

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$3,826,934,407	$—	$—	$3,826,934,407
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	163,591,000	27,014,959	—	190,605,959
Total Investments, at fair value	$3,990,525,407	$27,014,959	$—	$4,017,540,366
Other Financial Instruments+
Futures	1,335,113	—	—	1,335,113
Total Assets	$3,991,860,520	$27,014,959	$—	$4,018,875,479

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Growth and Income Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	800	09/21/12	$54,256,000	$1,335,113
			$54,256,000	$1,335,113

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation**	$1,335,113
Total Asset Derivatives		$1,335,113

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(133,177)
Total	$(133,177)
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,335,113
Total	$1,335,113

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Corporate Bonds/Notes	35.3%
U.S. Government Agency Obligations	31.9%
Collateralized Mortgage Obligations	14.2%
U.S. Treasury Obligations	13.7%
Foreign Government Bonds	5.9%
Asset-Backed Securities	4.5%
Preferred Stock	0.6%
Purchased Options	0.1%
Liabilities in Excess of Other Assets*	(6.2)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.3%
		Consumer Discretionary: 4.0%
2,671,000	#	ADT Corp., 2.250%, 07/15/17	$2,687,977	0.1
1,796,000	#	ADT Corp., 3.500%, 07/15/22	1,807,334	0.1
2,438,000	#	ADT Corp., 4.875%, 07/15/42	2,400,906	0.1
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,550,150	0.1
9,384,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%-5.150%, 03/15/17-03/15/42	9,489,148	0.4
8,757,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	10,357,867	0.4
3,275,000	#	Lamar Media Corp., 5.875%, 02/01/22	3,373,250	0.2
755,000	#	Meritage Homes Corp., 7.000%, 04/01/22	779,538	0.0
1,940,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	2,032,150	0.1
685,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	734,663	0.0
8,773,000		Target Corp., 2.900%-4.000%, 01/15/22-07/01/42	8,826,294	0.4
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,105,000	0.1
46,373,000		Other Securities	49,086,661	2.0
			96,230,938	4.0
		Consumer Staples: 1.9%
1,762,000	#	Cargill, Inc., 3.250%, 11/15/21	1,796,955	0.1

Principal Amount†			Value	Percentage of Net Assets
1,980,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	$1,930,500	0.1
4,992,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	5,137,607	0.2
5,776,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	6,146,247	0.2
27,828,000		Other Securities	32,246,004	1.3
			47,257,313	1.9
		Energy: 6.5%
3,935,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	4,152,291	0.2
9,178,000		BP Capital Markets PLC, 2.248%-3.245%, 11/01/16-05/06/22	9,487,426	0.4
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	909,525	0.0
4,908,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	5,491,070	0.2
1,599,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	1,695,970	0.1
4,483,000		Enbridge Energy Partners, 9.875%, 03/01/19	5,892,948	0.2
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,599,662	0.2
3,770,000		Energy Transfer Partners, 9.700%, 03/15/19	4,842,731	0.2
7,750,000		Energy Transfer Partners L.P., 4.650%-6.050%, 06/01/21-06/01/41	7,966,787	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
	1,757,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	$2,002,980	0.1
	405,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	438,413	0.0
	875,000	#	Petroleos Mexicanos, 5.500%, 06/27/44	896,875	0.0
	4,520,000	#	Phillips 66, 2.950%, 05/01/17	4,651,907	0.2
	6,296,000	#	Phillips 66, 4.300%, 04/01/22	6,641,682	0.3
	3,500,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	3,508,890	0.1
	4,114,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	4,221,696	0.2
	1,100,000	#	Sinopec Group Overseas Development 2012 Ltd., 2.750%, 05/17/17	1,121,840	0.0
	1,100,000	#	Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/42	1,177,343	0.1
	10,274,000		Weatherford International Ltd., 4.500%-6.750%, 04/15/22-04/15/42	10,970,118	0.5
	81,469,900		Other Securities (a)	76,927,457	3.2
				156,597,611	6.5
			Financials: 10.8%
	9,429,000		American International Group, Inc., 4.875%-8.175%, 01/16/18-05/15/58	10,188,160	0.4
BRL	9,142,000	#	Banco Votorantim SA, 6.250%, 05/16/16	5,083,289	0.2
	8,446,000		Bank of America Corp., 3.750%- 8.000%, 07/12/16- 12/29/49	8,685,097	0.4
	3,284,000		Berkshire Hathaway Finance Corp., 1.600%-4.400%, 05/15/17-05/15/42	3,341,601	0.1
	4,183,000		Berkshire Hathaway, Inc., 1.900%- 3.400%, 01/31/17- 01/31/22	4,326,948	0.2

Principal Amount†			Value	Percentage of Net Assets
13,615,000		Citigroup, Inc., 3.953%-5.875%, 06/15/16-01/30/42	$14,209,646	0.6
3,491,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,414,544	0.2
2,561,000	#	General Electric Capital Corp. / LJ VP Holdings LLC, 3.800%, 06/18/19	2,589,547	0.1
15,593,000		General Electric Capital Corp., 3.350%-7.125%, 10/17/16-12/15/49	16,977,835	0.7
3,259,000		HSBC Finance Corp., 6.676%, 01/15/21	3,536,660	0.1
1,313,000		HSBC Holdings PLC, 4.875%, 01/14/22	1,455,340	0.1
2,367,000		HSBC USA, Inc., 2.375%, 02/13/15	2,395,790	0.1
7,137,000	#	Hyundai Capital America, 4.000%, 06/08/17	7,395,702	0.3
4,439,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	3,262,665	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,806,478	0.2
741,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	774,345	0.0
2,500,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	2,737,500	0.1
1,899,000	#	Itau Unibanco Holding SA/ Cayman Island, 6.200%, 12/21/21	1,984,455	0.1
5,906,000		JP Morgan Chase Capital XX, 6.550%, 09/29/36	5,935,530	0.2
3,999,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	4,018,995	0.2
7,655,000		JPMorgan Chase & Co., 4.350%- 5.400%, 08/15/21- 01/06/42	8,230,092	0.3
4,045,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	4,211,921	0.2
11,512,000		Morgan Stanley, 3.800%-5.500%, 04/29/16-07/28/21	11,327,346	0.5
7,459,000		Murray Street Investment Trust I, 4.647%, 03/09/17	7,484,286	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,900,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	$1,919,058	0.1
6,687,000		Wells Fargo & Co., 2.100%-3.500%, 05/08/17-03/08/22	6,817,051	0.3
112,182,000		Other Securities	112,120,948	4.7
			259,230,829	10.8
		Health Care: 1.9%
3,240,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	3,301,272	0.1
2,323,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	2,449,269	0.1
9,223,000		GlaxoSmithKline Capital PLC, 1.500%-2.850%, 05/08/17-05/08/22	9,336,979	0.4
2,170,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	2,443,962	0.1
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	2,911,675	0.1
8,399,000		WellPoint, Inc., 3.700%-4.625%, 08/15/21-05/15/42	8,812,349	0.4
18,853,000		Other Securities	17,466,899	0.7
			46,722,405	1.9
		Industrials: 1.1%
5,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	5,125,750	0.2
960,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	991,488	0.1
18,728,000		Other Securities	19,773,399	0.8
			25,890,637	1.1
		Information Technology: 1.9%
1,975,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	2,019,437	0.1
9,355,000		Hewlett-Packard Co., 2.600%- 5.400%, 09/15/16- 09/15/17	9,751,175	0.4

Principal Amount†			Value	Percentage of Net Assets
7,062,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	$7,101,491	0.3
25,115,000		Other Securities	26,585,905	1.1
			45,458,008	1.9
		Materials: 2.1%
7,720,000		ArcelorMittal, 6.125%-9.850%, 06/01/18-06/01/19	8,739,535	0.4
1,445,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	1,481,125	0.0
2,550,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	2,569,125	0.1
1,585,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	1,843,590	0.1
6,516,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	6,887,171	0.3
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,640,075	0.1
2,616,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	2,710,042	0.1
22,971,000		Other Securities	24,885,034	1.0
			50,755,697	2.1
		Telecommunication Services: 2.1%
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,526,250	0.1
6,740,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	7,555,702	0.3
2,610,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	2,675,250	0.1
35,659,000		Other Securities	37,050,499	1.6
			49,807,701	2.1
		Utilities: 3.0%
3,505,000	#	Calpine Corp., 7.500%, 02/15/21	3,802,925	0.2
1,800,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	1,847,390	0.1
297,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	314,820	0.0
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,224,090	0.1

See Accompanying Notes to Financial Statements
67

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	$4,488,947	0.2
2,671,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	2,831,260	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,357,316	0.0
263,476	#	Juniper Generation, LLC, 6.790%, 12/31/14	229,523	0.0
1,892,000	#	Korea Gas Corp., 6.250%, 01/20/42	2,279,423	0.1
2,043,000	#	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	2,088,857	0.1
6,190,000		Oncor Electric Delivery Co. LLC, 6.800%-7.500%, 09/01/18-09/01/38	7,630,376	0.3
37,656,000		Other Securities	42,334,712	1.8
			71,429,639	3.0
		Total Corporate Bonds/Notes (Cost $817,912,893)	849,380,778	35.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.2%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,484,058	0.1
8,665,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	8,893,202	0.4
2,700,000	#	Arkle Master Issuer PLC, 2.166%, 05/17/60	2,730,156	0.1
5,010,000	#	BAMLL-DB Trust, 3.352%, 04/13/29	5,115,195	0.2
5,465,000		Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	5,399,819	0.2
76,985,423	#,^	Banc of America Commercial Mortgage, Inc., 0.180%, 10/10/45	640,819	0.0
2,356,316	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	2,351,699	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	2,824,264	0.1

Principal Amount†			Value	Percentage of Net Assets
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	$2,434,220	0.1
4,211,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	4,080,844	0.2
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.475%, 03/11/41	1,416,743	0.1
1,182,508	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	1,191,325	0.0
2,030,000	#	Bank of America- First Union NB Commercial Mortgage, 6.250%, 04/11/37	1,905,613	0.1
6,676,387		Banc of America Funding Corp., 5.500%-5.750%, 02/25/35-11/25/35	6,680,967	0.3
776,057		Bear Stearns Alternative-A Trust, 0.885%, 07/25/34	619,096	0.0
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,092,686	0.1
750,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	746,261	0.0
2,040,000	#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	1,901,305	0.1
894,353	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	893,318	0.0
2,690,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	2,899,535	0.1
4,104,800		Bear Stearns Commercial Mortgage Securities, 5.134%-6.500%, 02/15/32-02/13/42	3,570,717	0.2

See Accompanying Notes to Financial Statements
68

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
6,988,359		Citicorp Mortgage Securities, Inc., 6.000%, 06/25/36	$6,939,681	0.3
1,446,439		Citicorp Mortgage Securities, Inc., 6.000%, 08/25/36	1,407,102	0.0
2,152,385	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	2,042,937	0.1
1,733,866	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	1,491,838	0.1
1,571,583	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	786,903	0.0
5,833,589	#	Commercial Mortgage Pass Through Certificates, 3.826%, 07/17/28	5,866,147	0.2
21,394,223	^	Commercial Mortgage Pass Through Certificates, 2.452%-5.811%, 05/15/45-12/10/49	3,912,691	0.2
15,531,178		Countrywide Alternative Loan Trust, 0.645%, 05/25/36	6,175,375	0.3
5,716,927		Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 06/25/37	4,903,331	0.2
8,811,971		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, 01/25/38	7,281,883	0.3
2,580,525		Countrywide Home Loan Mortgage Pass-through Trust, 0.565%, 04/25/35	417,592	0.0
17,277,748		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.365%- 0.435%, 08/25/36- 10/25/36	7,847,387	0.3
2,679,332	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	2,686,524	0.1

Principal Amount†			Value	Percentage of Net Assets
7,200,000	#	Fosse Master Issuer PLC, 1.727%, 10/18/54	$7,212,449	0.3
6,318,047		Freddie Mac, 5.000%, 02/15/35	7,012,940	0.3
6,378,244		Freddie Mac, 5.500%, 07/15/37	7,406,178	0.3
1,500,000	#	Gracechurch Mortgage Financing PLC, 2.017%, 11/20/56	1,513,399	0.1
13,798,101	#,^	GS Mortgage Securities Corp. II, 1.936%, 08/10/44	1,237,661	0.1
3,500,000	#	Holmes Master Issuer PLC, 2.017%, 10/21/54	3,514,694	0.1
6,500,000	#	Holmes Master Issuer PLC, 2.117%, 10/15/54	6,552,871	0.3
970,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	973,130	0.1
3,113,283		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%-5.994%, 12/15/44-06/15/49	3,119,660	0.1
2,692,996		JPMorgan Mortgage Trust, 3.414%-5.314%, 07/25/35	2,669,771	0.1
114,915,503	#,^	LB-UBS Commercial Mortgage Trust, 0.247%, 09/15/39	2,016,422	0.1
39,185,156	#,^	LB-UBS Commercial Mortgage Trust, 0.332%, 11/15/38	649,345	0.0
166,904,499	#,^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	3,700,690	0.2
2,303,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	2,198,129	0.1
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.417%, 10/15/36	1,831,308	0.1
1,234,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	1,233,471	0.0
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,317,257	0.2
33,893,275		LB-UBS Commercial Mortgage Trust, 4.895%-6.087%, 02/15/31-11/15/40	31,083,886	1.3

See Accompanying Notes to Financial Statements
69

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,595,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	$1,606,163	0.1
158,612,213	#,^	Merrill Lynch Mortgage Trust, 0.667%, 02/12/51	2,572,182	0.1
718,400	#	Morgan Stanley Capital I, 5.910%, 11/15/31	677,203	0.0
4,490,000	#	Morgan Stanley Capital I, 5.987%, 08/12/41	3,896,848	0.2
901,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	916,849	0.0
30,190,000		Morgan Stanley Capital I, 5.073%-5.793%, 06/15/38-07/12/44	29,380,958	1.2
9,780,000	#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	8,955,878	0.4
50,533,857	#,^	RBSCF Trust, 1.125%, 04/15/24	1,132,691	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,374,219	0.3
14,088,765		Residential Accredit Loans, Inc., 0.415%, 01/25/37	7,051,850	0.3
17,241,022		Residential Accredit Loans, Inc., 0.695%, 12/25/36	6,214,776	0.3
7,000,000	#	Silverstone Master Issuer PLC, 2.016%, 01/21/55	7,062,475	0.3
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	673,830	0.0
3,926,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	3,904,723	0.2
6,154,962		Wachovia Bank Commercial Mortgage Trust, 5.030%-5.927%, 01/15/41-06/15/49	6,455,302	0.3
1,480,288		Wells Fargo Mortgage- Backed Securities Trust, 5.000%, 12/25/33	1,499,484	0.1

Principal Amount†			Value	Percentage of Net Assets
3,839,654	#	Wells Fargo Mortgage- Backed Securities Trust, 5.248%, 06/26/35	$3,422,677	0.1
41,929,000	#,^	WF-RBS Commercial Mortgage Trust, 1.614%, 06/15/45	4,443,522	0.2
15,562,990		Wells Fargo Mortgage Backed Securities Trust, 5.000%-6.000%, 05/25/35-03/25/37	15,396,924	0.6
28,668,469		Other Securities	27,668,819	1.1
		Total Collateralized Mortgage Obligations (Cost $342,420,985)	340,181,867	14.2
U.S. TREASURY OBLIGATIONS: 13.7%
		U.S. Treasury Bonds: 2.5%
35,256,000		1.750%, due 05/15/22	35,581,025	1.5
22,082,000		3.125%, due 02/15/42	23,765,752	1.0
			59,346,777	2.5
		U.S. Treasury Notes: 11.2%
16,280,000		0.250%, due 04/30/14	16,264,111	0.7
15,008,000		0.250%, due 05/31/14	14,992,767	0.6
18,032,000		0.375%, due 06/15/15	18,022,136	0.8
126,629,000		0.625%, due 05/31/17	126,124,510	5.2
94,955,000		1.125%, due 05/31/19	95,177,575	3.9
			270,581,099	11.2
		Total U.S. Treasury Obligations (Cost $330,643,322)	329,927,876	13.7
ASSET-BACKED SECURITIES: 4.5%
		Automobile Asset-Backed Securities: 0.2%
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,255,010	0.2
		Credit Card Asset-Backed Securities: 0.5%
5,400,000	#	Gracechurch Card Funding PLC, 0.942%, 02/15/17	5,401,280	0.2
7,000,000	#	Penarth Master Issuer PLC, 0.813%, 03/18/14	7,005,985	0.3
			12,407,265	0.5

See Accompanying Notes to Financial Statements
70

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Home Equity Asset-Backed Securities: 0.1%
1,698,944		Other Securities	$1,641,215	0.1
		Other Asset-Backed Securities: 3.7%
1,245,797	#	ARES CLO Funds, 0.708%, 09/18/17	1,229,594	0.1
2,975,000	#	ARES CLO Funds, 3.117%, 02/26/16	2,747,659	0.1
3,240,000	#	ARES CLO Ltd., 1.817%, 02/26/16	3,071,391	0.1
1,600,000	#	ARES CLO Ltd., 6.901%, 02/26/16	1,596,635	0.1
2,560,224	#	Atrium CDO Corp., 0.797%, 10/27/16	2,517,768	0.1
1,250,000	#	Babson CLO Ltd/ Cayman Islands, 6.812%, 11/15/16	1,241,679	0.1
562,425	#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	559,854	0.0
1,185,322	#	Carlyle High Yield Partners, 0.837%, 08/11/16	1,172,757	0.1
2,985,396	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	2,945,258	0.1
2,876,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	2,406,657	0.1
3,081,552		Credit-Based Asset Servicing and Securitization, LLC, 4.624%- 4.831%, 08/25/35- 12/25/36	2,495,366	0.1
179,028	#	Denali Capital CLO IV Ltd., 0.838%, 08/23/16	177,427	0.0
5,200,000	#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	5,059,407	0.2
805,670	#	Dryden Leveraged Loan CDO 2002-II, 6.184%, 12/22/15	805,670	0.0
27,370,000		Fieldstone Mortgage Investment Corp., 0.405%-0.485%, 11/25/36	9,463,178	0.4
1,874,214	#	First CLO Ltd., 0.778%, 12/14/16	1,862,807	0.1
46,459	#	First CLO Ltd., 0.816%, 07/27/16	46,436	0.0

Principal Amount†			Value	Percentage of Net Assets
2,500,000	#	First CLO Ltd., 1.468%, 12/14/16	$2,408,525	0.1
1,900,000	#	First CLO Ltd., 2.766%, 07/27/16	1,786,785	0.1
2,750,000	#	Galaxy CLO Ltd., 2.017%, 01/15/16	2,748,872	0.1
504,966	#	Granite Ventures Ltd., 0.727%, 12/15/17	502,614	0.0
4,875,000	#	Grayston CLO Ltd., 1.767%, 08/15/16	4,701,469	0.2
4,850,000	#	Gulf Stream Compass CLO Ltd., 0.887%, 05/15/17	4,636,537	0.2
2,975,000	#	Hewett's Island CDO Ltd., 1.668%, 12/15/16	2,723,202	0.1
2,566,929	#	Katonah Ltd., 0.788%, 09/20/16	2,539,265	0.1
3,361,187	#	Landmark CDO Ltd., 1.317%, 01/15/16	3,343,127	0.1
3,565,305	#	Lightpoint CLO Ltd., 0.728%, 09/15/17	3,452,538	0.1
31,090,000		Morgan Stanley ABS Capital I, 0.515%, 03/25/36	12,706,343	0.5
107,704	#	Navigator CDO Ltd., 2.167%, 11/15/15	107,735	0.0
1,900,000	#	Olympic CLO Ltd., 1.367%, 05/15/16	1,872,439	0.1
3,695,434	#	Wind River CLO Ltd., 0.798%, 12/19/16	3,634,027	0.2
3,923,576		Other Securities	2,893,914	0.1
			89,456,935	3.7
		Total Asset-Backed Securities (Cost $111,623,764)	107,760,425	4.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.9%
		Federal Home Loan Mortgage Corporation##: 10.7%
7,609,459	^	6.243%, due 06/15/36	1,241,185	0.0
31,139,000	W	3.000%, due 01/15/27	32,564,584	1.4
10,153,864		4.000%, due 10/01/41	10,798,492	0.4
10,612,130		4.000%, due 12/01/41	11,285,852	0.5
6,991,635		4.500%, due 08/01/41	7,492,012	0.3
9,110,396		4.500%, due 08/01/41	9,762,408	0.4

See Accompanying Notes to Financial Statements
71

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation## (continued)
7,952,534		4.500%, due 10/01/41	$8,521,681	0.4
31,938,257		5.500%, due 02/15/36	35,818,136	1.5
5,953,363		5.500%, due 08/15/36	7,060,002	0.3
11,906,000		5.500%, due 06/15/37	13,262,786	0.5
13,565,882		6.000%, due 10/15/37	15,679,802	0.6
120,515,206	^	3.342%-19.135%, due 08/15/16- 11/01/41	104,793,491	4.4
			258,280,431	10.7
		Federal National Mortgage Association##: 14.1%
26,000,000	W	2.500%, due 05/25/27	26,739,375	1.1
32,308,000	W	3.500%, due 08/15/42	33,877,968	1.4
47,635,000	W	4.000%, due 02/25/39	50,708,948	2.1
8,613,899		4.000%, due 02/01/42	9,187,680	0.4
8,184,888		4.000%, due 03/01/42	8,771,016	0.4
11,216,000	W	4.500%, due 07/15/35	12,034,417	0.5
23,104,537		4.500%, due 09/01/41	24,916,923	1.0
6,427,667		4.500%, due 10/01/41	6,931,872	0.3
14,616,051		5.000%, due 07/01/37	15,907,004	0.7
226,420,355	^,W	2.501%-32.224%, due 06/01/16- 12/25/49	150,433,419	6.2
			339,508,622	14.1
		Government National Mortgage Association: 7.1%
29,109,000	W	3.000%, due 11/15/41	30,505,321	1.3
66,443,000	W	3.500%, due 03/15/42	70,668,356	2.9
8,415,004		4.500%, due 08/20/41	9,296,222	0.4
240,207,859	^	1.625%-24.410%, due 04/20/28- 10/20/60	59,908,092	2.5
			170,377,991	7.1
		Total U.S. Government Agency Obligations (Cost $732,566,616)	768,167,044	31.9

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 5.9%
BRL	70,346,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/14	$35,962,514	1.5
BRL	37,678,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	18,867,270	0.8
BRL	24,070,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	11,904,566	0.5
	1,968,000		Brazilian Government International Bond, 4.875%, 01/22/21	2,285,832	0.1
	1,871,000		Federal Republic of Brazil, 5.625%, 01/07/41	2,304,136	0.1
	4,400,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	4,411,000	0.2
	1,124,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	1,191,440	0.1
	632,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	726,010	0.0
	3,102,323	#	Russia Government Bond, 7.500%, 03/31/30	3,732,374	0.1
	2,158,000		South Africa Government Bond, 5.500%, 03/09/20	2,497,885	0.1
ZAR	169,050,100		South Africa Government Bond, 10.500%, 12/21/26	25,136,715	1.0
	894,000	#	Ukraine Government International Bond, 6.250%, 06/17/16	804,600	0.0
	1,089,000	#	Ukraine Government International Bond, 7.650%, 06/11/13	1,072,665	0.1

See Accompanying Notes to Financial Statements
72

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
29,151,451		Other Securities	$31,904,917	1.3
		Total Foreign Government Bonds (Cost $145,034,720)	142,801,924	5.9
Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
		Financials: 0.6%
291,502	@,P	US Bancorp	$8,169,725	0.3
262,000		Other Securities	6,973,260	0.3
		Total Preferred Stock (Cost $14,043,700)	15,142,985	0.6
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Credit Default Swaptions: 0.1%
100,255,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	$2,070,447	0.1
		Options On Currencies: 0.0%
120,400,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.220, Exp. 08/31/12 Counterparty: HSBC	688,462	0.0
		Total Purchased Options (Cost $4,138,526)	2,758,909	0.1
		Total Long-Term Investments (Cost $2,498,384,526)	2,556,121,808	106.2
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Commercial Paper: 4.3%
21,500,000		Barton Capital LLC, 0.280%, 07/02/12	$21,499,654	0.9
10,000,000		Daimler Finance, 0.930%, 02/07/13	9,942,900	0.4

Principal Amount†		Value	Percentage of Net Assets
3,900,000	Devon Energy, 0.300%, 07/06/12	$3,899,779	0.2
11,500,000	Florida Power, 0.400%, 07/16/12	11,497,782	0.5
9,100,000	Florida Power, 0.470%, 07/17/12	9,097,997	0.4
10,000,000	PotashCorp, 0.330%, 07/16/12	9,998,533	0.4
5,750,000	PotashCorp, 0.340%, 07/13/12	5,749,294	0.2
9,000,000	PotashCorp, 0.350%, 07/20/12	8,998,250	0.4
14,850,000	Vodafone, 0.830%, 12/20/12	14,791,194	0.6
8,000,000	Weatherford, 0.300%, 07/16/12	7,998,640	0.3
		103,474,023	4.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
6,841,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,841,000)	$6,841,000	0.3
	Total Short-Term Investments (Cost $110,302,170)	110,315,023	4.6
	Total Investments in Securities (Cost $2,608,686,696)	$2,666,436,831	110.8
	Liabilities in Excess of Other Assets	(260,396,523)	(10.8)
	Net Assets	$2,406,040,308	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

P  Preferred Stock may be called prior to convertible date.

W  Settlement is on a when-issued or delayed-delivery basis.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)  The grouping contains securities in default.

See Accompanying Notes to Financial Statements
73

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

BRL  Brazilian Real

ZAR  South African Rand

  Cost for federal income tax purposes is $2,610,094,937.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$93,293,992
Gross Unrealized Depreciation	(36,952,098)
Net Unrealized Appreciation	$56,341,894

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Preferred Stock	$6,506,520	$8,636,465	$—	$15,142,985
Purchased Options	—	2,758,909	—	2,758,909
Corporate Bonds/Notes	—	849,380,778	—	849,380,778
Collateralized Mortgage Obligations	—	340,181,867	—	340,181,867
Short-Term Investments	6,841,000	103,474,023	—	110,315,023
U.S. Treasury Obligations	—	329,927,876	—	329,927,876
Foreign Government Bonds	—	142,801,924	—	142,801,924
Asset-Backed Securities	—	107,760,425	—	107,760,425
U.S. Government Agency Obligations	—	768,167,044	—	768,167,044
Total Investments, at fair value	$13,347,520	$2,653,089,311	$—	$2,666,436,831
Other Financial Instruments+
Swaps	—	992,903	—	992,903
Futures	1,189,808	—	—	1,189,808
Forward Foreign Currency Contracts	—	8,317,555	—	8,317,555
Total Assets	$14,537,328	$2,662,399,769	$—	$2,676,937,097
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(9,056,762)	$—	$(9,056,762)
Written Options	—	(126,085)	—	(126,085)
Futures	(823,579)	—	—	(823,579)
Forward Foreign Currency Contracts	—	(2,762,962)	—	(2,762,962)
Total Liabilities	$(823,579)	$(11,945,809)	$—	$(12,769,388)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements
74

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	South African Rand	37,100,046	Buy	08/24/12	$4,489,125	$4,499,708	$10,583
Barclays Bank PLC	South African Rand	31,362,064	Buy	08/24/12	3,793,771	3,803,773	10,002
Barclays Bank PLC	Russian Ruble	334,735,834	Buy	08/24/12	9,961,338	10,229,266	267,928
Barclays Bank PLC	Russian Ruble	164,528,394	Buy	08/24/12	4,913,936	5,027,860	113,924
Barclays Bank PLC	South African Rand	92,570,339	Buy	08/24/12	10,869,911	11,227,467	357,556
Citigroup, Inc.	Russian Ruble	164,485,708	Buy	08/24/12	4,947,534	5,026,555	79,021
Citigroup, Inc.	South African Rand	96,718,604	Buy	08/24/12	11,720,200	11,730,593	10,393
Citigroup, Inc.	South African Rand	96,253,538	Buy	08/24/12	11,618,672	11,674,187	55,515
Citigroup, Inc.	South African Rand	96,274,321	Buy	08/24/12	11,602,274	11,676,708	74,434
Citigroup, Inc.	South African Rand	42,035,444	Buy	08/24/12	4,935,627	5,098,303	162,676
Citigroup, Inc.	South African Rand	42,035,444	Buy	08/24/12	4,934,236	5,098,302	164,066
Citigroup, Inc.	South African Rand	84,070,888	Buy	08/24/12	9,868,416	10,196,605	328,189
Citigroup, Inc.	South African Rand	42,035,444	Buy	08/24/12	4,934,178	5,098,302	164,124
Citigroup, Inc.	South African Rand	54,568,502	Buy	08/24/12	6,518,090	6,618,384	100,294
Credit Suisse First Boston	Mexican Peso	94,981,939	Buy	08/24/12	6,873,139	7,080,842	207,703
Credit Suisse First Boston	Mexican Peso	85,337,803	Buy	08/24/12	6,174,817	6,361,878	187,061
Deutsche Bank AG	South African Rand	70,908,520	Buy	08/24/12	8,587,270	8,600,197	12,927
Deutsche Bank AG	Mexican Peso	91,775,205	Buy	08/24/12	6,396,875	6,841,781	444,906
Deutsche Bank AG	EU Euro	391,491	Buy	08/24/12	502,836	495,693	(7,143)
JPMorgan Chase & Co.	Mexican Peso	152,035,608	Buy	08/24/12	10,941,474	11,334,156	392,682
							$3,136,841
Barclays Bank PLC	Russian Ruble	169,223,937	Sell	08/24/12	5,150,081	5,171,352	(21,271)
Barclays Bank PLC	Russian Ruble	169,223,937	Sell	08/24/12	5,150,081	5,171,352	(21,271)
Barclays Bank PLC	Brazilian Real	24,564,597	Sell	07/13/12	12,594,000	12,195,195	398,805
Barclays Bank PLC	Mexican Peso	267,128,299	Sell	08/24/12	19,362,736	19,914,242	(551,506)
Citigroup, Inc.	South African Rand	30,774,019	Sell	08/24/12	3,602,890	3,732,451	(129,561)
Citigroup, Inc.	South African Rand	96,341,249	Sell	08/24/12	11,265,544	11,684,826	(419,282)
Citigroup, Inc.	South African Rand	48,141,418	Sell	08/24/12	5,630,432	5,838,870	(208,438)
Citigroup, Inc.	South African Rand	48,045,246	Sell	08/24/12	5,623,845	5,827,206	(203,361)
Citigroup, Inc.	South African Rand	48,160,685	Sell	08/24/12	5,635,709	5,841,207	(205,498)
Citigroup, Inc.	Russian Ruble	163,944,440	Sell	08/24/12	4,995,869	5,010,014	(14,145)
Citigroup, Inc.	Russian Ruble	163,959,807	Sell	08/24/12	4,989,647	5,010,484	(20,837)
Citigroup, Inc.	Russian Ruble	163,917,120	Sell	08/24/12	4,988,348	5,009,179	(20,831)
Citigroup, Inc.	Mexican Peso	71,307,520	Sell	08/24/12	5,181,284	5,315,929	(134,645)
Citigroup, Inc.	Mexican Peso	70,994,982	Sell	08/24/12	5,158,576	5,292,630	(134,054)
Credit Suisse First Boston	South African Rand	54,256,626	Sell	08/24/12	6,451,056	6,580,558	(129,502)
Deutsche Bank AG	South African Rand	648,026,520	Sell	08/24/12	78,054,795	78,596,412	(541,617)
HSBC	Brazilian Real	119,715,938	Sell	07/13/12	64,208,238	59,433,472	4,774,766
							$2,417,752

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	1,087	09/28/12	$239,343,813	$(70,655)
U.S. Treasury Ultra Long Bond	467	09/19/12	77,916,031	1,184,575
			$317,259,844	$1,113,920
Short Contracts
U.S. Treasury 10-Year Note	(1,321)	09/19/12	$(176,188,375)	$(601,881)
U.S. Treasury 5-Year Note	(182)	09/28/12	(22,562,313)	5,233
U.S. Treasury Long Bond	(342)	09/19/12	(50,605,312)	(151,043)
			$(249,356,000)	$(747,691)

ING Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.17	Buy	(5.000)	06/20/17	USD	22,607,203	$(2,194,239)	$(1,754,720)	$(439,519)
Credit Suisse First Boston	CDX.EM.17	Buy	(5.000)	06/20/17	USD	19,377,603	(1,880,776)	(1,509,742)	(371,034)
							$(4,075,015)	$(3,264,462)	$(810,553)

See Accompanying Notes to Financial Statements
75

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$181,568	$274,268	$(92,700)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	89,734	141,233	(51,499)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	721,601	593,192	128,409
							$992,903	$1,008,693	$(15,790)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	3,460,000	$(542,503)	$(346,868)	$(195,635)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	1,710,000	(268,116)	(157,147)	(110,969)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	3,435,000	(538,583)	(311,676)	(226,907)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	20.453	USD	6,874,000	(1,077,794)	(313,006)	(764,788)
								$(2,426,996)	$(1,128,697)	$(1,298,299)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	149,500,000	$(2,554,751)	$—	$(2,554,751)
				$(2,554,751)	$—	$(2,554,751)

See Accompanying Notes to Financial Statements
76

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio Written OTC Options on June 30, 2012:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
120,400,000	HSBC	EUR Put vs. USD Call Currency Option	1.150	USD	08/31/12	$106,817	$(126,085)
					Total Written OTC Options	$106,817	$(126,085)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$688,462
Credit contracts	Investments in securities at value*	2,070,447
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,317,555
Credit contracts	Upfront payments paid on swap agreements	1,008,693
Credit contracts	Unrealized appreciation on swap agreements	128,409
Interest rate contracts	Net Assets — Unrealized appreciation**	1,189,808
Total Asset Derivatives		$13,403,374
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,762,962
Credit contracts	Upfront payments received on swap agreements	4,393,159
Credit contracts	Unrealized depreciation on swap agreements	2,253,051
Interest rate contracts	Unrealized depreciation on swap agreements	2,554,751
Interest rate contracts	Net Assets — Unrealized depreciation**	823,579
Foreign exchange contracts	Written options, at fair value	126,085
Total Liability Derivatives		$12,913,587

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(878,204)	$—	$—	$(2,040,859)	$1,120,768	$(1,798,295)
Foreign exchange contracts	(1,469,588)	(2,760,494)	—	—	(558,578)	(4,788,660)
Interest rate contracts	—	—	(15,346,310)	(14,710,334)	—	(30,056,644)
Total	$(2,347,792)	$(2,760,494)	$(15,346,310)	$(16,751,193)	$562,190	$(36,643,599)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(872,419)	$—	$(872,419)
Foreign exchange contracts	2,425,253	5,642,868	—	—	(686,291)	7,381,830
Interest rate contracts	—	—	2,948,322	5,061,290	—	8,009,612
Total	$2,425,253	$5,642,868	$2,948,322	$4,188,871	$(686,291)	$14,519,023

*   Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**   Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
77

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Asset Backed Commercial Paper	37.1%
Government Agency Repurchase Agreement	21.1%
Other Note	19.5%
Financial Company Commercial Paper	13.4%
Government Agency Debt	5.1%
Certificate of Deposit	3.5%
Other Instrument	3.0%
Other Commercial Paper	0.8%
Liabilities in Excess of Other Assets	(3.5)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 37.1%
41,000,000	Barton Capital LLC, 0.280%, due 07/02/12	$40,999,681	3.9
30,750,000	CAFCO LLC, 0.518%, due 07/02/12	30,749,558	2.9
14,750,000	CAFCO LLC, 0.541%, due 07/05/12	14,749,115	1.4
12,000,000	Ciesco LLC, 0.501%, due 07/03/12	11,999,667	1.1
34,250,000	Ciesco LLC, 0.531%, due 07/02/12	34,249,496	3.2
2,750,000	Concord Minutemen Capital Co., 0.702%, due 10/02/12	2,745,027	0.3
26,750,000	Concord Minutemen Capital Co., 0.854%, due 10/01/12	26,691,893	2.5
16,400,000	Concord Minutemen Capital Co., 0.854%, due 07/02/12	16,399,614	1.6
710,000	Crown Point Capital Co., 0.300%, due 08/02/12	709,811	0.1
2,000,000	Crown Point Capital Co., 0.501%, due 10/02/12	1,997,417	0.2
22,250,000	Crown Point Capital Co., 0.854%, due 10/01/12	22,201,668	2.1
19,250,000	Crown Point Capital Co., 0.874%, due 07/02/12	19,249,535	1.8
16,930,000	Jupiter Securitization Company LLC, 0.310%, due 09/21/12	16,918,018	1.6
Principal Amount†		Value	Percentage of Net Assets
30,500,000	Jupiter Securitization Company LLC, 0.321%, due 07/02/12	$30,499,729	2.9
34,000,000	Old Line Funding LLC, 0.244%, due 10/01/12	33,978,802	3.2
11,250,000	Old Line Funding LLC, 0.250%, due 11/02/12	11,240,312	1.1
36,500,000	Thunder Bay Funding LLC, 0.270%, due 10/01/12	36,474,815	3.4
9,500,000	Thunder Bay Funding LLC, 0.270%, due 10/02/12	9,493,374	0.9
20,750,000	Windmill Funding Corp., 0.360%, due 07/02/12	20,749,793	2.0
10,000,000	Windmill Funding Corp., 0.360%, due 07/03/12	9,999,800	0.9
	Total Asset Backed Commercial Paper (Cost $392,097,125)	392,097,125	37.1
CERTIFICATE OF DEPOSIT: 3.5%
9,000,000	Deutsche Bank NY, 0.717%, due 08/21/12	9,000,000	0.8
7,000,000	Royal Bank of Canada NY, 0.821%, due 07/02/12	7,012,250	0.7
500,000	Standard Chartered Bank NY, 0.220%, due 07/09/12	500,000	0.0
21,000,000	Toronto Dominion Bank NY, 0.290%, due 01/02/13	21,000,000	2.0
	Total Certificate of Deposit (Cost $37,512,250)	37,512,250	3.5
FINANCIAL COMPANY COMMERCIAL PAPER: 13.4%
12,500,000	ANZ National Int'l Ltd., 0.502%, due 07/13/12	12,497,917	1.2
10,000,000	ASB Finance Ltd. London, 0.562%, due 02/28/13	9,962,356	0.9
8,000,000	Australia & New Zealand Banking Group Ltd., 0.572%, due 07/17/12	7,997,973	0.8
11,750,000	Deutsche Bank Financial LLC, 0.430%, due 07/02/12	11,749,860	1.1
6,750,000	Rabobank USA Financial Corp, 0.491%, due 11/08/12	6,738,056	0.6
12,750,000	Rabobank USA Financial Corp, 0.521%, due 10/03/12	12,732,688	1.2
10,250,000	Standard Chartered Bank, 0.547%, due 10/02/12	10,235,569	1.0

See Accompanying Notes to Financial Statements
78

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
FINANCIAL COMPANY COMMERCIAL PAPER (continued)
20,750,000	Standard Chartered Bank, 0.694%, due 01/02/13	$20,676,424	2.0
20,250,000	Toronto Dominion Holdings USA, 0.310%, due 07/02/12	20,249,826	1.9
10,250,000	UBS Finance Delaware LLC, 0.310%, due 07/02/12	10,249,912	1.0
18,500,000	Westpac Securities NZ Ltd., 0.501%, due 01/02/13	18,452,465	1.7
	Total Financial Company Commercial Paper (Cost $141,543,046)	141,543,046	13.4
GOVERNMENT AGENCY DEBT: 5.1%
9,500,000	Fannie Mae Discount Notes, 0.120%, due 07/25/12	9,499,272	0.9
45,000,000	Federal Home Loan Bank Discount Notes, 0.106%, due 08/24/12	44,992,845	4.2
	Total Government Agency Debt (Cost $54,492,117)	54,492,117	5.1
GOVERNMENT AGENCY REPURCHASE AGREEMENT: 21.1%
148,144,000	Deutsche Bank Repurchase Agreement dated 06/12/12, 0.150%, due 07/02/12, $148,145,852 to be received upon repurchase (Collateralized by $163,072,000, FNMA, 0.800%, Market Value plus accrued interest $151,107,494 due 04/24/15)	148,144,000	14.0
75,000,000	Goldman Sachs Repurchase Agreement dated 06/29/12, 0.140%, due 07/02/12, $75,000,875 to be received upon repurchase (Collateralized by $76,677,000, FNMA, Market Value plus accrued interest $76,500,068 due 06/20/16)	75,000,000	7.1
	Total Government Agency Repurchase Agreement (Cost $223,144,000)	223,144,000	21.1

Principal Amount†			Value	Percentage of Net Assets
OTHER COMMERCIAL PAPER: 0.8%
4,000,000		Toyota Motor Credit Corp., 0.603%, due 01/15/13	$3,986,800	0.4
4,250,000		Westpac Securities NZ Ltd., 0.720%, due 03/08/13	4,228,750	0.4
		Total Other Commercial Paper (Cost $8,215,550)	8,215,550	0.8
OTHER INSTRUMENT: 3.0%
32,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.151%, due 07/02/12	32,000,000	3.0
		Total Other Instrument (Cost $32,000,000)	32,000,000	3.0
OTHER NOTE: 19.5%
9,250,000	#	American Honda Finance, 0.716%, due 07/17/12	9,250,000	0.9
8,250,000	#	American Honda Finance, 0.717%, due 08/20/12	8,250,000	0.8
12,920,000	#	ANZ National Int'l Ltd., 2.375%, due 12/21/12	13,029,340	1.2
500,000		ANZ National Int'l Ltd., 6.200%, due 07/19/13	526,488	0.1
2,000,000		Australia & New Zealand Banking Group Ltd., 1.514%, due 06/18/13	2,011,604	0.2
5,270,000	#	Australia & New Zealand Banking Group Ltd., 2.400%, due 01/11/13	5,321,983	0.5
10,400,000	#	Commonwealth Bank of Australia, 1.250%, due 08/10/12	10,420,444	1.0
3,500,000	#	Fosse Master Issuer PLC, 0.423%, due 07/18/12	3,500,000	0.3
1,250,000		General Electric Capital Corp., 0.369%, due 07/20/12	1,248,145	0.1
912,000		General Electric Capital Corp., 4.800%, due 05/01/13	943,358	0.1
7,250,000		General Electric Capital Corp., 5.250%, due 10/19/12	7,344,401	0.7
1,250,000		General Electric Co., 5.000%, due 02/01/13	1,282,095	0.1
600,000	#	HSBC Bank PLC, 0.916%, due 08/03/12	600,158	0.1
750,000		JPMorgan Chase & Co., 1.117%, due 08/26/12	752,536	0.1
17,715,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	17,934,654	1.7

See Accompanying Notes to Financial Statements
79

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
OTHER NOTE (continued)
3,000,000		JPMorgan Chase Bank NA, 0.364%, due 07/23/12	$2,992,622	0.3
750,000		JPMorgan Chase Bank NA, 0.496%, due 07/18/12	750,000	0.1
500,000		JPMorgan Chase Bank, 0.351%, due 11/08/12	499,368	0.0
18,000,000	#	Rabobank Nederland, 0.606%, due 08/16/12	18,002,687	1.7
15,250,000	#	Royal Bank of Canada, 0.561%, due 07/02/12	15,250,000	1.4
14,000,000	#	Svenska Handelsbanken AB, 0.636%, due 08/09/12	14,000,000	1.3
20,000,000		Toyota Motor Credit Corp., 0.669%, due 07/11/12	20,000,000	1.9
2,700,000		US Bank NA, 0.686%, due 07/26/12	2,702,673	0.3

Principal Amount†		Value	Percentage of Net Assets
30,750,000	Wells Fargo Bank NA, 0.538%, due 09/22/12	$30,750,000	2.9
18,500,000	Westpac Banking Corp, 0.616%, due 07/28/12	18,500,000	1.7
	Total Other Note (Cost $205,862,556)	205,862,556	19.5
	Total Investments in Securities (Cost $1,094,866,644)*	$1,094,866,644	103.5
	Liabilities in Excess of Other Assets	(36,743,670)	(3.5)
	Net Assets	$1,058,122,974	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$37,512,250	$—	$37,512,250
Government Agency Repurchase Agreement	—	223,144,000	—	223,144,000
Government Agency Debt	—	54,492,117	—	54,492,117
Other Commercial Paper	—	8,215,550	—	8,215,550
Financial Company Commercial Paper	—	141,543,046	—	141,543,046
Other Note	—	205,862,556	—	205,862,556
Other Instrument	32,000,000	—	—	32,000,000
Asset Backed Commercial Paper	—	392,097,125	—	392,097,125
Total Investments, at fair value	$32,000,000	$1,062,866,644	$—	$1,094,866,644

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements
80

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	21.1%
Industrials	18.4%
Information Technology	16.5%
Consumer Discretionary	15.5%
Health Care	10.7%
Energy	5.7%
Materials	5.4%
Utilities	3.0%
Consumer Staples	1.5%
Exchange-Traded Funds	0.2%
Telecommunication Services	0.1%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 15.5%
111,800	@	Childrens Place Retail Stores, Inc.	$5,570,994	1.0
249,600		Cooper Tire & Rubber Co.	4,377,984	0.7
266,600	@	Express, Inc.	4,844,122	0.8
228,000		Finish Line	4,767,480	0.8
145,757	@	Life Time Fitness, Inc.	6,779,158	1.2
198,000	@	Sally Beauty Holdings, Inc.	5,096,520	0.9
3,322,392		Other Securities (a)	59,084,673	10.1
			90,520,931	15.5
		Consumer Staples: 1.5%
241,850		Other Securities	8,985,309	1.5
		Energy: 5.7%
252,300	@	Bill Barrett Corp.	5,404,266	0.9
212,915	@	Carrizo Oil & Gas, Inc.	5,005,632	0.9
73,700	@	Dril-Quip, Inc.	4,833,983	0.8
133,300	@	Unit Corp.	4,917,437	0.8
1,457,604		Other Securities (a)	13,350,165	2.3
			33,511,483	5.7
		Financials: 21.1%
43,900	@	Affiliated Managers Group, Inc.	4,804,855	0.8
100,920		Cash America International, Inc.	4,444,517	0.8
839,250		DCT Industrial Trust, Inc.	5,287,275	0.9
215,358		LaSalle Hotel Properties	6,275,532	1.1
231,772		Primerica, Inc.	6,195,266	1.1
58,118		ProAssurance Corp.	5,177,733	0.9

Shares			Value	Percentage of Net Assets
110,118		Prosperity Bancshares, Inc.	$4,628,259	0.8
207,400		Starwood Property Trust, Inc.	4,419,694	0.7
531,300		Susquehanna Bancshares, Inc.	5,472,390	0.9
125,555		Wintrust Financial Corp.	4,457,202	0.8
3,651,688		Other Securities (a)	71,848,193	12.3
			123,010,916	21.1
		Health Care: 10.7%
65,700	@	Haemonetics Corp.	4,869,027	0.8
292,037	@	Healthsouth Corp.	6,792,780	1.2
1,899,306		Other Securities (a)	50,890,694	8.7
			62,552,501	10.7
		Industrials: 18.4%
220,785		Actuant Corp.	5,996,521	1.0
111,700		Acuity Brands, Inc.	5,686,647	1.0
122,319	@	Atlas Air Worldwide Holdings, Inc.	5,322,100	0.9
214,800		Barnes Group, Inc.	5,217,492	0.9
166,700		Brady Corp.	4,585,917	0.8
354,100		Heartland Express, Inc.	5,067,171	0.9
157,596	@	HUB Group, Inc.	5,704,975	1.0
384,100	@	Orbital Sciences Corp.	4,962,572	0.8
89,117		Regal-Beloit Corp.	5,548,424	0.9
80,900	@	Teledyne Technologies, Inc.	4,987,485	0.9
71,800		Toro Co.	5,262,222	0.9
169,839		Waste Connections, Inc.	5,081,583	0.9
194,513		Watts Water Technologies, Inc.	6,485,063	1.1
1,514,955		Other Securities	37,431,291	6.4
			107,339,463	18.4

See Accompanying Notes to Financial Statements
81

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 16.5%
160,200		Adtran, Inc.	$4,836,438	0.8
70,643	@	Ansys, Inc.	4,458,280	0.8
324,200	@,L	Aruba Networks, Inc.	4,879,210	0.8
182,700	@	Cardtronics, Inc.	5,519,367	0.9
98,389	@	Micros Systems, Inc.	5,037,517	0.9
171,922		MKS Instruments, Inc.	4,973,703	0.9
242,800	@	Parametric Technology Corp.	5,089,088	0.9
164,360	@	Plexus Corp.	4,634,952	0.8
252,700	@	Progress Software Corp.	5,273,849	0.9
201,300	@	QLIK Technologies, Inc.	4,452,756	0.8
3,247,648		Other Securities (a)	46,942,336	8.0
			96,097,496	16.5
		Materials: 5.4%
156,400		Buckeye Technologies, Inc.	4,455,836	0.8
183,700		HB Fuller Co.	5,639,590	1.0
280,428		Worthington Industries	5,740,361	1.0
1,725,429		Other Securities (a)	15,484,790	2.6
			31,320,577	5.4
		Telecommunication Services: 0.1%
124,149		Other Securities	712,588	0.1
		Utilities: 3.0%
123,800		Cleco Corp.	5,178,554	0.9
145,097		El Paso Electric Co.	4,811,417	0.8
216,985		Other Securities	7,200,376	1.3
			17,190,347	3.0
		Total Common Stock (Cost $519,981,717)	571,241,611	97.9
EXCHANGE-TRADED FUNDS: 0.2%
14,700		Other Securities	1,170,855	0.2
		Total Exchange-Traded Funds (Cost $1,122,832)	1,170,855	0.2
		Total Long-Term Investments (Cost $521,104,549)	572,412,466	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc(1): 3.2%
4,455,007	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $4,455,077, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $4,544,107, due 05/01/32-06/01/42)	$4,455,007	0.8
4,455,007	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $4,455,080, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,544,107, due 07/01/42-02/20/61)	4,455,007	0.8
4,455,007	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $4,455,073, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $4,544,107, due 04/01/24-06/01/42)	4,455,007	0.8
4,455,007	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $4,455,099, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,544,107, due 10/01/14-02/25/44)	4,455,007	0.7

See Accompanying Notes to Financial Statements
82

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
937,894	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $937,909, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $956,652, due 07/01/21-04/01/42)	$937,894	0.1
		18,757,922	3.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
10,506,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,506,000)	$10,506,000	1.8
	Total Short-Term Investments (Cost $29,263,922)	29,263,922	5.0
	Total Investments in Securities (Cost $550,368,471)	$601,676,388	103.1
	Liabilities in Excess of Other Assets	(17,933,523)	(3.1)
	Net Assets	$583,742,865	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $559,753,406.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,948,616
Gross Unrealized Depreciation	(41,025,634)
Net Unrealized Appreciation	$41,922,982

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$571,241,611	$—	$—	$571,241,611
Exchange-Traded Funds	1,170,855	—	—	1,170,855
Short-Term Investments	10,506,000	18,757,922	—	29,263,922
Total Investments, at fair value	$582,918,466	$18,757,922	$—	$601,676,388

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements
83

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing

  VPSAR-ACAPAPALL  (0612-082412)

ITEM 2.        CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.        SCHEDULE OF INVESTMENTS.

ING Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.7%
		Consumer Discretionary: 3.4%
74,502		APN News & Media Ltd.	50,629	0.0

95,152		Aristocrat Leisure Ltd.	271,271	0.1

39,659	L	Billabong International Ltd.	44,238	0.0

78,822		Crown Ltd.	689,282	0.3

100,640	L	David Jones Ltd.	269,103	0.1

142,343	L	Echo Entertainment Group Ltd.	627,592	0.3

399,158	L	John Fairfax Holdings Ltd.	228,968	0.1

8,862		Fleetwood Corp. Ltd.	107,292	0.1

10,527	L	Flight Centre Ltd.	205,770	0.1

13,378		G.U.D. Holdings Ltd.	118,456	0.1

109,082	L	Harvey Norman Holdings Ltd.	219,336	0.1

20,592	L	Invocare Ltd.	170,785	0.1

18,550	L	JB Hi-Fi Ltd.	169,474	0.1

110,964	L	Myer Holdings Ltd.	184,596	0.1

39,213		Navitas Ltd.	175,216	0.1

58,308		News Corp., Inc.	1,325,107	0.7

177,725		Pacific Brands Ltd.	91,686	0.0

4,543		Reject Shop Ltd./The	42,795	0.0

72,747		Seven West Media Ltd	131,236	0.1

107,001		Southern Cross Media Group Ltd.	132,767	0.1

25,160		Super Retail Group Ltd.	185,896	0.1

138,991		TABCORP Holdings Ltd.	419,140	0.2

259,457		Tattersall’s Ltd.	699,162	0.4

158,510		Ten Network Holdings Ltd.	82,549	0.0

22,516	L	Wotif.Com Holdings Ltd.	97,840	0.1

			6,740,186	3.4

		Consumer Staples: 8.1%
100,797		Coca-Cola Amatil Ltd.	1,385,194	0.7

319,745		Goodman Fielder Ltd.	180,656	0.1

37,843		GrainCorp Ltd.	370,494	0.2

146,482		Metcash Ltd.	507,465	0.2

122,569		Treasury Wine Estates Ltd.	549,223	0.3

220,465		Wesfarmers Ltd.	6,786,271	3.4

233,562		Woolworths Ltd.	6,429,530	3.2

			16,208,833	8.1

		Energy: 6.5%
35,271	@,L	Aquila Resources Ltd.	109,746	0.1

81,375	@	Aurora Oil and Gas Ltd.	262,674	0.1

102,150		Australian Worldwide Exploration Ltd.	141,820	0.1

231,984		Beach Petroleum Ltd.	225,911	0.1

25,761		Caltex Australia Ltd.	359,800	0.2

82,536	@,L	Coalspur Mines Ltd.	56,874	0.0

14,160	L	Gloucester Coal Ltd.	51,304	0.0

32,421	@	Karoon Gas Australia Ltd.	136,159	0.1

54,856	@,L	Linc Energy Ltd.	39,512	0.0

208,461		Oil Search Ltd.	1,419,940	0.7

206,552		Origin Energy Ltd.	2,601,310	1.3

147,825	@	Paladin Resources Ltd.	193,281	0.1

181,380		Santos Ltd.	1,997,629	1.0

183,388	@,L	Senex Energy Ltd.	133,449	0.1

113,374		Whitehaven Coal Ltd.	487,409	0.2

118,780		Woodside Petroleum Ltd.	3,806,428	1.9

39,370		WorleyParsons Ltd.	1,022,309	0.5

			13,045,555	6.5

		Financials: 39.7%
53,574		Abacus Property Group	112,502	0.1

553,328		AMP Ltd.	2,201,867	1.1

61,870		Ardent Leisure Group	81,298	0.0

33,420		ASX Ltd.	1,025,857	0.5

44,830		Australand Property Group	114,061	0.1

510,020		Australia & New Zealand Banking Group Ltd.	11,618,304	5.8

55,798		Bank of Queensland Ltd.	381,737	0.2

73,346		Bendigo Bank Ltd.	560,509	0.3

75,527		BWP Trust	144,725	0.1

255,834		Centro Retail Australia	519,250	0.3

447,003		CFS Retail Property Trust	892,173	0.4

105,430		Challenger Financial Services Group Ltd.	354,104	0.2

72,917	@	Chapter HA Units Contingent	–	–

45,993		Charter Hall Group	107,688	0.0

46,903		Charter Hall Retail REIT	159,667	0.1

303,096		Commonwealth Bank of Australia	16,598,950	8.3

446,794		Commonwealth Property Office Fund	465,737	0.2

923,372		Dexus Property Group	883,579	0.4

123,371	L	FKP Property Group	48,383	0.0

261,558		Goodman Group	990,375	0.5

318,413		GPT Group	1,077,050	0.5

118,158		Henderson Group PLC	191,585	0.1

116,895		Investa Office Fund	326,219	0.2

395,263		Insurance Australia Group	1,417,658	0.7

34,406		IOOF Holdings Ltd.	215,392	0.1

99,242		Lend Lease Corp., Ltd.	738,071	0.4

66,516		Macquarie Group Ltd.	1,796,190	0.9

651,703		Mirvac Group	856,325	0.4

426,192		National Australia Bank Ltd.	10,381,012	5.2

7,885		Perpetual Trustees Australia Ltd.	186,716	0.1

45,625	L	Platinum Asset Management Ltd.	183,364	0.1

224,955		QBE Insurance Group Ltd.	3,109,044	1.6

422,594		Stockland	1,341,272	0.7

245,506		Suncorp-Metway Ltd.	2,051,465	1.0

231,429	@,X	Virgin Australia Holdings Ltd.	–	–

397,674		Westfield Group	3,893,779	1.9

536,108		Westfield Retail Trust	1,572,506	0.8

581,405		Westpac Banking Corp.	12,695,692	6.4

			79,294,106	39.7

See Accompanying Notes to Financial Statements

1

ING Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Health Care: 3.9%
30,398	@	Acrux Ltd.	131,886	0.0

25,849		Ansell Ltd.	351,348	0.2

10,789		Cochlear Ltd.	732,712	0.4

97,408		CSL Ltd.	3,951,035	2.0

29,634	@,L	Mesoblast Ltd.	190,173	0.1

89,010		Primary Health Care Ltd.	270,897	0.1

24,602		Ramsay Health Care Ltd.	571,633	0.3

152,896	@	ResMed, Inc.	483,971	0.2

219,363		Sigma Pharmaceuticals Ltd.	138,011	0.1

74,120		Sonic Healthcare Ltd.	969,420	0.5

			7,791,086	3.9

		Industrials: 6.5%
186,118		Asciano Group	835,969	0.4

117,381	L	Australian Infrastructure Fund	290,345	0.1

87,998		Boart Longyear Group	262,266	0.1

30,824		Bradken Ltd.	165,581	0.1

295,549		Brambles Ltd.	1,874,461	0.9

21,021		Cabcharge Australia Ltd.	108,339	0.1

12,778		Campbell Brothers Ltd.	716,358	0.4

26,291		Cardno Ltd.	204,951	0.1

98,481		CSR Ltd.	142,083	0.1

25,692		Decmil Group Ltd.	70,505	0.0

78,970	@	Downer EDI Ltd.	255,457	0.1

120,452		Emeco Holdings Ltd.	108,812	0.1

47,752		GWA International Ltd.	103,337	0.0

68,362	L	Industrea Ltd.	90,832	0.0

31,195	L	Leighton Holdings Ltd.	525,430	0.3

116,219		Macmahon Holdings Ltd.	69,238	0.0

75,463	@	Macquarie Atlas Roads Group	116,141	0.1

40,718		Mermaid Marine Australia Ltd.	118,425	0.1

22,858		Mineral Resources Ltd.	212,035	0.1

16,401		Monadelphous Group Ltd.	370,731	0.2

47,754		NRW Holdings Ltd.	149,563	0.1

432,226	@	Qantas Airways Ltd.	480,178	0.2

307,293		QR National Ltd.	1,076,428	0.5

99,860		Qube Logistics Holdings Ltd.	159,788	0.1

62,313		Seek Ltd.	408,274	0.2

18,594		Seven Group Holdings Ltd.	148,685	0.1

49,446		Spotless Group Ltd.	129,541	0.1

275,400		Sydney Airport	820,780	0.4

129,412		Toll Holdings Ltd.	532,097	0.3

88,481		Transfield Services Ltd.	165,827	0.1

167,649	@	Transpacific Industries Group Ltd.	126,080	0.1

278,274		Transurban Group	1,625,402	0.8

31,241		UGL Ltd	400,029	0.2

248,962	@	Virgin Australia Holdings Ltd.	100,349	0.0

			12,964,317	6.5

		Information Technology: 0.6%
40,695	L	carsales.com.au Ltd.	251,564	0.1

97,165		Computershare Ltd.	742,691	0.4

19,024		Iress Market Technology Ltd.	128,229	0.1

11,784		SMS Management & Technology Ltd.	62,295	0.0

			1,184,779	0.6

		Materials: 21.5%
92,448		Adelaide Brighton Ltd	303,292	0.2

14,415	@	Alacer Gold Corp.	74,225	0.0

472,412		Alumina Ltd.	387,473	0.2

230,257		Amcor Ltd.	1,680,898	0.8

75,109		Aquarius Platinum Ltd.	55,127	0.0

154,924		Atlas Iron Ltd.	326,317	0.2

46,561		Ausdrill Ltd.	165,021	0.1

118,080	@	Bathurst Resources Ltd.	46,716	0.0

136,498	@	Beadell Resources Ltd.	88,225	0.0

610,925		BHP Billiton Ltd.	19,899,244	10.0

590,476		BlueScope Steel Ltd.	183,583	0.1

142,108		Boral Ltd.	433,105	0.2

26,074	@,L	Cudeco Ltd.	86,025	0.0

76,512	@	Discovery Metals Ltd.	111,389	0.1

68,541		DuluxGroup Ltd.	212,802	0.1

86,674	@,L	Evolution Mining Ltd.	131,602	0.1

34,514		Fletcher Building Ltd.	163,651	0.1

324,649		Fortescue Metals Group Ltd.	1,658,837	0.8

151,082	@	Gindalbie Metals Ltd.	69,254	0.0

63,786	@,L	Gryphon Minerals Ltd.	44,881	0.0

79,854		Iluka Resources Ltd.	942,464	0.5

39,013		Imdex Ltd.	71,392	0.0

310,791		Incitec Pivot Ltd.	918,181	0.5

44,370	L	Independence Group NL	158,752	0.1

161,605	@	Integra Mining Ltd.	65,247	0.0

92,290	@	Intrepid Mines Ltd.	49,454	0.0

82,615		James Hardie Industries SE	681,158	0.3

27,566		Kingsgate Consolidated Ltd.	137,908	0.1

317,235	@,L	Lynas Corp. Ltd.	280,761	0.1

35,391		Medusa Mining Ltd.	176,545	0.1

16,386	@	Mineral Deposits Ltd.	73,559	0.0

128,687	@,L	Mirabela Nickel Ltd.	34,737	0.0

122,345		Mount Gibson Iron Ltd.	109,319	0.1

145,315		Newcrest Mining Ltd.	3,381,639	1.7

34,134		Nufarm Ltd.	178,277	0.1

25,268	@,L	OceanaGold Corp.	48,056	0.0

240,170		Arrium Ltd	216,587	0.1

69,310		Orica Ltd.	1,765,448	0.9

60,036		OZ Minerals Ltd.	489,815	0.3

89,637	@	Pan Australian Resources Ltd.	255,401	0.1

36,178		Panoramic Resources Ltd	22,908	0.0

86,981	@,L	Perseus Mining Ltd.	223,174	0.1

60,192	@	Ramelius Resources Ltd.	30,149	0.0

74,131	@	Regis Resources Ltd.	298,886	0.2

98,290	@	Resolute Mining Ltd.	136,842	0.1

82,955		Rio Tinto Ltd.	4,870,030	2.4

17,909	@	Sandfire Resources NL	132,935	0.1

99,403	@	Saracen Mineral Holdings Ltd.	56,987	0.0

42,031	@	Silver Lake Resources Ltd.	121,793	0.1

31,727		Sims Group Ltd.	314,220	0.2

61,898	@	St Barbara Ltd.	112,823	0.1

See Accompanying Notes to Financial Statements

2

ING Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

440,902	@	Sundance Resources Ltd	150,116	0.1

13,645		Troy Resources NL	54,867	0.0

27,162	L	Western Areas NL	114,239	0.1

			42,796,336	21.5

		Telecommunication Services: 0.2%
26,313		M2 Telecommunications Group Ltd.	91,063	0.0

28,179		Singapore Telecommunications Ltd.	73,527	0.0

66,841		Telecom Corp. of New Zealand Ltd.	129,146	0.1

54,621		TPG Telecom Ltd.	98,199	0.1

			391,935	0.2

		Telecommunications: 4.5%
2,368,761		Telstra Corp., Ltd.	8,975,040	4.5

		Utilities: 1.8%
102,010		AGL Energy Ltd.	1,550,218	0.8

122,690		APA Group	629,825	0.3

188,711		DUET Group	357,535	0.2

149,282	@	Energy World Corp. Ltd.	57,303	0.0

151,788		Envestra Ltd.	122,541	0.1

83,984	L	Hastings Diversified Utilities Fund	207,210	0.1

305,929		SP AusNet	320,616	0.1

225,856	#	Spark Infrastructure Group	354,110	0.2

			3,599,358	1.8

	Total Common Stock (Cost $213,252,287)		192,991,531	96.7

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
33,993		Billabong International Ltd.	7,498	0.0

23,723		Echo Entertainment Group Ltd.	23,982	0.0

43,230		Ten Network Holdings Ltd.	–	–

			31,480	0.0

		Energy: 0.0%
22,185		Senex Energy Ltd.	613	0.0

	Total Rights (Cost $16,153)		32,093	0.0

	Total Long-Term Investments (Cost $213,268,440)		193,023,624	96.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc(1): 2.2%
1,025,239	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,025,255, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,045,744, due 05/01/32-06/01/42)	1,025,239	0.5

1,025,239	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,025,256, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,045,744, due 07/01/42-02/20/61)	1,025,239	0.5

1,025,239	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,025,254, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,045,744, due 04/01/24-06/01/42)	1,025,239	0.6

1,025,239	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,025,260, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,045,744, due 10/01/14-02/25/44)	1,025,239	0.5

See Accompanying Notes to Financial Statements

3

ING Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

215,839	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $215,843, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $220,156, due 07/01/21-04/01/42)	215,839	0.1

		4,316,795	2.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
3,097,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,097,000)	3,097,000	1.5

	Total Short-Term Investments
	(Cost $7,413,795)	7,413,795	3.7

	Total Investments in Securities
	(Cost $220,682,235)	$200,437,419	100.4
	Liabilities in Excess of Other Assets	(805,846)	(0.4)

	Net Assets	$199,631,573	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $222,973,998.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,720,475
Gross Unrealized Depreciation	(29,257,054)

Net Unrealized Depreciation	$(22,536,579)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

4

ING Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$6,740,186	$–	$6,740,186
Consumer Staples	–	16,208,833	–	16,208,833
Energy	–	12,994,251	51,304	13,045,555
Financials	–	79,294,106	–	79,294,106
Health Care	–	7,791,086	–	7,791,086
Industrials	–	12,964,317	–	12,964,317
Information Technology	–	1,184,779	–	1,184,779
Materials	–	42,796,336	–	42,796,336
Telecommunication Services	–	391,935	–	391,935
Telecommunications	–	8,975,040	–	8,975,040
Utilities	–	3,599,358	–	3,599,358

Total Common Stock	–	192,940,227	51,304	192,991,531

Rights	–	32,093	–	32,093
Short-Term Investments	3,097,000	4,316,795	–	7,413,795

Total Investments, at fair value	$3,097,000	$197,289,115	$51,304	$200,437,419

Other Financial Instruments+
Forward Foreign Currency Contracts	–	59,549	–	59,549

Total Assets	$3,097,000	$197,348,664	$51,304	$200,496,968

Liabilities Table
Other Financial Instruments+
Futures	$(104,172)	$–	$–	$(104,172)

Total Liabilities	$(104,172)	$–	$–	$(104,172)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Australian Dollar	3,750,000	Buy	09/19/12	$3,749,411	$3,808,960	$59,549

							$59,549

ING Australia Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
ASX SPI 200® Index	65	09/20/12	$6,747,549	$(104,172)

			$6,747,549	$(104,172)

See Accompanying Notes to Financial Statements

5

ING Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$59,549

Total Asset Derivatives		$59,549

Liability Derivatives

Equity contracts	Net Assets - Unrealized depreciation*	(104,172)

Total Liability Derivatives		$(104,172)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$99,718	$-	$99,718
Equity contracts	-	214,268	214,268

Total	$99,718	$214,268	$313,986

Change in Unrealized Appreciation or (Depreciation) on Derivative Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$27,504	$-	$27,504
Equity contracts	-	74,941	74,941

Total	$27,504	$74,941	$102,445

* Amounts recognized for forward foreign currency are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

6

ING Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 89.8%
	Consumer Discretionary: 6.1%
1,552	Hyundai Mobis	376,199	1.2

3,511	Hyundai Motor Co.	720,788	2.2

6,000	Kia Motors Corp.	395,458	1.2

8,881	Naspers Ltd.	474,356	1.5

		1,966,801	6.1

	Consumer Staples: 4.0%
14,900	BRF - Brasil Foods SA ADR	226,331	0.7

17,200	Cia de Bebidas das Americas ADR	659,276	2.1

4,400	Fomento Economico Mexicano SAB de CV ADR	392,700	1.2

		1,278,307	4.0

	Energy: 17.0%
382,000	China Petroleum & Chemical Corp.	341,404	1.1

77,500	China Shenhua Energy Co., Ltd.	274,219	0.8

407,000	CNOOC Ltd.	820,560	2.6

121,303	Gazprom OAO ADR	1,143,888	3.6

11,600	Lukoil OAO ADR	646,700	2.0

2,100	NovaTek OAO GDR	224,233	0.7

480,000	PetroChina Co., Ltd.	621,246	1.9

47,800	Petroleo Brasileiro SA ADR	867,092	2.7

12,467	Sasol Ltd.	525,887	1.6

		5,465,229	17.0

	Financials: 20.5%
43,500	Banco Bradesco SA ADR	646,845	2.0

1,714,000	Bank of China Ltd.	658,390	2.1

1,642,000	China Construction Bank	1,134,416	3.5

169,000	China Life Insurance Co., Ltd.	445,062	1.4

9,700	ICICI Bank Ltd. ADR	314,377	1.0

1,482,000	Industrial and Commercial Bank of China Ltd.	830,792	2.6

52,000	Itau Unibanco Holding SA ADR	723,840	2.3

8,360	KB Financial Group, Inc.	273,095	0.8

39,000	Ping An Insurance Group Co. of China Ltd.	315,349	1.0

49,200	Sberbank of Russia ADR	528,900	1.6

9,720	Shinhan Financial Group Co., Ltd.	340,760	1.1

27,138	Standard Bank Group Ltd.	367,882	1.1

		6,579,708	20.5

See Accompanying Notes to Financial Statements

7

ING Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Industrials: 0.7%
952		Hyundai Heavy Industries	217,226	0.7

		Information Technology: 20.0%
207,000		Hon Hai Precision Industry Co., Ltd.	625,874	1.9

16,000		HTC Corp.	211,249	0.7

11,850	@	SK Hynix, Inc.	250,225	0.8

9,800	L	Infosys Ltd. ADR	441,588	1.4

2,516		Samsung Electronics Co., Ltd.	2,664,412	8.3

561,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,535,720	4.8

23,000		Tencent Holdings Ltd.	679,220	2.1

			6,408,288	20.0

		Materials: 10.2%
8,705		AngloGold Ashanti Ltd	297,311	0.9

257,000		China Steel Corp.	241,910	0.7

91,000		Formosa Plastics Corp.	245,239	0.8

16,498		Gold Fields Ltd.	209,851	0.7

12,218		Impala Platinum Holdings Ltd.	202,879	0.6

1,057		LG Chem Ltd.	273,631	0.8

10,900		MMC Norilsk Nickel ADR	180,961	0.6

1,489		Posco	476,707	1.5

6,300		Uralkali GDR	242,661	0.8

45,600		Vale SA ADR	889,656	2.8

			3,260,806	10.2

		Telecommunication Services: 11.3%
44,900		America Movil SAB de CV ADR	1,170,094	3.7

137,000		China Mobile Ltd.	1,503,916	4.7

87,000		Chunghwa Telecom Co., Ltd.	273,785	0.8

38,624		MTN Group Ltd.	668,841	2.1

			3,616,636	11.3

	Total Common Stock
	(Cost $28,057,309)		28,793,001	89.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.9%
		Securities Lending Collateralcc(1): 1.3%
424,513		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $424,520, collateralized by various U.S. Government Agency Obligations, 3.500%- 5.500%, Market Value plus accrued interest $433,003, due 05/01/32-06/01/42) (Cost $424,513)	424,513	1 .3

See Accompanying Notes to Financial Statements

8

ING Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.6%
2,436,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,436,000)	2,436,000	7.6

	Total Short-Term Investments
	(Cost $2,860,513)	2,860,513	8.9

	Total Investments in Securities
	(Cost $30,917,822)	$ 31,653,514	98.7
	Assets in Excess of Other Liabilities	410,556	1.3
	Net Assets	$ 32,064,070	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $31,069,000.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,824,701
Gross Unrealized Depreciation	(1,240,187)

Net Unrealized Appreciation	$584,514

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs #	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$1,966,801	$–	$1,966,801
Consumer Staples	1,278,307	–	–	1,278,307
Energy	2,657,680	2,807,549	–	5,465,229
Financials	1,490,122	5,089,586	–	6,579,708
Industrials	–	217,226	–	217,226
Information Technology	441,588	5,966,700	–	6,408,288
Materials	889,656	2,371,150	–	3,260,806
Telecommunication Services	1,170,094	2,446,542	–	3,616,636

Total Common Stock	7,927,447	20,865,554	–	28,793,001

Short-Term Investments	2,436,000	424,513	–	2,860,513

Total Investments, at fair value	$10,363,447	$21,290,067	$–	$31,653,514

Other Financial Instruments+
Futures	102,984	–	–	102,984

Total Assets	$10,466,431	$21,290,067	$–	$31,756,498

See Accompanying Notes to Financial Statements

9

ING Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Emerging Markets Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Mini MSCI Emerging Markets Index	69	09/21/12	$3,259,215	$102,984

			$3,259,215	$102,984

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets - Unrealized appreciation*	$102,984

Total Asset Derivatives		$102,984

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$327,964

Total	$327,964

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$2,027

Total	$2,027

See Accompanying Notes to Financial Statements

10

ING Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.8%
		Consumer Discretionary: 7.2%
132,490		Bayerische Motoren Werke AG	9,588,043	1.3

367,394		DaimlerChrysler AG	16,510,509	2.3

87,372		Inditex S.A.	9,031,246	1.3

110,135		LVMH Moet Hennessy Louis Vuitton S.A.	16,761,468	2.3

			51,891,266	7.2

		Consumer Staples: 10.7%
306,541		Anheuser-Busch InBev NV	24,168,128	3.3

234,766	L	Carrefour S.A.	4,335,057	0.6

252,520		Groupe Danone	15,693,296	2.2

98,245		L’Oreal S.A.	11,495,211	1.6

639,999		Unilever NV	21,379,499	3.0

			77,071,191	10.7

		Energy: 9.6%
1,091,494		ENI S.p.A.	23,189,004	3.2

312,116		Repsol YPF S.A.	5,017,309	0.7

915,202		Total S.A.	41,192,351	5.7

			69,398,664	9.6

		Financials: 21.9%
186,433		Allianz AG	18,752,384	2.6

550,655	L	Assicurazioni Generali S.p.A.	7,466,251	1.0

776,424		AXA S.A.	10,379,808	1.4

3,858,137		Banco Santander Central Hispano S.A.	25,522,611	3.5

2,119,823		Banco Bilbao Vizcaya Argentaria S.A.	15,138,444	2.1

411,453		BNP Paribas	15,863,491	2.2

383,824		Deutsche Bank AG	13,853,486	1.9

1,591,632	**,@	ING Groep NV	10,670,485	1.5

5,757,526		Intesa Sanpaolo S.p.A.	8,194,398	1.1

66,346		Muenchener Rueckversicherungs AG	9,361,719	1.3

319,856	@	Societe Generale	7,500,508	1.1

37,602		Unibail	6,926,684	1.0

2,227,416	@	UniCredit SpA	8,445,506	1.2

			158,075,775	21.9

		Health Care: 9.7%
340,821		Bayer AG	24,559,380	3.4

87,784		Cie Generale D’Optique Essilor International S.A.	8,155,133	1.1

496,672		Sanofi-Aventis	37,598,569	5.2

			70,313,082	9.7

		Industrials: 9.3%
180,530		Cie de Saint-Gobain	6,670,455	0.9

380,578		Koninklijke Philips Electronics NV	7,499,565	1.0

226,177		Schneider Electric S.A.	12,571,784	1.8

363,659		Siemens AG	30,557,297	4.2

218,900		Vinci S.A.	10,230,344	1.4

			67,529,445	9.3

			Information Technology: 4.8%
173,039		ASML Holding NV	8,886,626	1.2

1,543,452	L	Nokia OYJ	3,148,638	0.5

380,963		SAP AG	22,558,933	3.1

			34,594,197	4.8

			Materials: 7.3%
128,856		Air Liquide	14,731,952	2.0

380,717		ArcelorMittal	5,824,796	0.8

378,809		BASF AG	26,340,323	3.7

298,993	@	CRH PLC	5,728,159	0.8

			52,625,230	7.3

			Telecommunication Services: 4.8%
1,227,862		Deutsche Telekom AG	13,456,709	1.8

1,640,246		Telefonica S.A.	21,591,333	3.0

			35,048,042	4.8

			Telecommunications: 2.8%
786,612		France Telecom S.A.	10,342,709	1.4

526,596		Vivendi	9,784,642	1.4

			20,127,351	2.8

			Utilities: 7.7%
824,697		E.ON AG	17,821,024	2.5

2,626,534		Enel S.p.A.	8,480,723	1.2

564,558		Gaz de France	13,463,518	1.9

1,573,500		Iberdrola S.A.	7,428,860	1.0

201,696		RWE AG	8,248,288	1.1

			55,442,413	7.7

		Total Common Stock
		(Cost $799,597,638)	692,116,656	95.8

PREFERRED STOCK: 1.3%
			Consumer Discretionary: 1.3%
59,288		Volkswagen AG	9,392,897	1.3

		Total Preferred Stock
		(Cost $9,486,363)	9,392,897	1.3

RIGHTS: 0.0%
			Energy: 0.0%
312,116	@	Repsol YPF SA	218,821	0.0

		Total Rights
		(Cost $–)	218,821	0.0

		Total Long-Term Investments
		(Cost $809,084,001)	701,728,374	97.1

See Accompanying Notes to Financial Statements

11

ING Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc(1): 1.8%
3,048,153	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,048,203, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,109,116, due 07/01/42-02/20/61)	3,048,153	0.4

3,048,153	Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $3,048,218, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,109,116, due 11/15/12-03/01/48)	3,048,153	0.4

3,048,153	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $3,048,191, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $3,109,119, due 06/15/15)	3,048,153	0.5

3,048,153	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $3,048,216, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,109,116, due 10/01/14-02/25/44)	3,048,153	0.4

641,716	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $641,727, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $654,550, due 07/01/21-04/01/42)	641,716	0.1

		12,834,328	1 .8
	Total Short-Term Investments
	(Cost $12,834,328)	12,834,328	1 .8

	Total Investments in Securities
	(Cost $821,918,329)	$714,562,702	98.9
	Assets in Excess of Other Liabilities	8,056,328	1 .1

	Net Assets	$722,619,030	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $860,792,464.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$30,086,685
Gross Unrealized Depreciation	(176,316,447)

Net Unrealized Depreciation	$(146,229,762)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock

See Accompanying Notes to Financial Statements

12

ING Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Consumer Discretionary	$–	$51,891,266	$–	$51,891,266
Consumer Staples	–	77,071,191	–	77,071,191
Energy	–	69,398,664	–	69,398,664
Financials	–	158,075,775	–	158,075,775
Health Care	–	70,313,082	–	70,313,082
Industrials	–	67,529,445	–	67,529,445
Information Technology	–	34,594,197	–	34,594,197
Materials	–	52,625,230	–	52,625,230
Telecommunication Services	–	35,048,042	–	35,048,042
Telecommunications	–	20,127,351	–	20,127,351
Utilities	–	55,442,413	–	55,442,413

Total Common Stock	–	692,116,656	–	692,116,656

Preferred Stock	–	9,392,897	–	9,392,897
Rights	218,821	–	–	218,821
Short-Term Investments	–	12,834,328	–	12,834,328

Total Investments, at fair value	$218,821	$714,343,881	$–	$714,562,702

Other Financial Instruments+
Futures	1,189,282	–	–	1,189,282
Forward Foreign Currency Contracts	–	37,982	–	37,982

Total Assets	$1,408,103	$714,381,863	$–	$715,789,966

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

UBS AG	EU Euro	4,300,000	Buy	09/19/12	$5,408,007	$5,445,989	$37,982

							$37,982

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Euro STOXX 50®	776	09/21/12	$22,144,773	$1,189,282

			$22,144,773	$1,189,282

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$37,982
Equity contracts	Net Assets-Unrealized appreciation*	1,189,282

Total Asset Derivatives		$1,227,264

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

13

ING Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$1,385,992	$-	$1,385,992
Equity contracts	-	1,549,662	1,549,662

Total	$1,385,992	$1,549,662	$2,935,654

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$(8,974)	$-	$(8,974)
Equity contracts	-	904,810	904,810

Total	$(8,974)	$904,810	$895,836

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

14

ING FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 94.9%
	Consumer Discretionary: 5.8%
245,655	British Sky Broadcasting PLC	2,678,099	0.5

104,822	Burberry Group PLC	2,182,472	0.4

43,639	Carnival PLC	1,492,035	0.3

449,453	Compass Group PLC	4,717,909	0.8

370,603	GKN PLC	1,050,723	0.2

69,346	Intercontinental Hotels Group PLC	1,669,466	0.3

864,936	ITV PLC	1,040,769	0.2

566,469	Kingfisher PLC	2,555,346	0.5

384,269	Marks & Spencer Group PLC	1,959,629	0.3

38,019	Next PLC	1,909,011	0.3

194,444	Pearson PLC	3,858,101	0.7

290,783	Reed Elsevier PLC	2,330,663	0.4

42,529	Whitbread PLC	1,352,209	0.2

300,955	WPP PLC	3,653,509	0.7

		32,449,941	5.8

	Consumer Staples: 16.4%
83,335	Associated British Foods PLC	1,676,807	0.3

471,013	British American Tobacco PLC	23,946,230	4.3

602,320	Diageo PLC	15,524,752	2.8

239,315	Imperial Tobacco Group PLC	9,220,362	1.6

330,169	J Sainsbury PLC	1,560,424	0.3

154,273	Reckitt Benckiser PLC	8,154,383	1.5

223,833	SABMiller PLC	8,980,437	1.6

111,433	Tate & Lyle PLC	1,131,702	0.2

1,921,348	Tesco PLC	9,337,388	1.7

288,509	Unilever PLC	9,686,301	1.7

547,656	WM Morrison Supermarkets PLC	2,285,241	0.4

		91,504,027	16.4

	Energy: 19.0%
77,107	Amec PLC	1,215,546	0.2

805,708	BG Group PLC	16,493,985	3.0

4,505,995	BP PLC	30,091,855	5.4

61,906	Petrofac Ltd.	1,351,237	0.2

883,865	Royal Dutch Shell PLC - Class A	29,779,953	5.3

633,026	Royal Dutch Shell PLC - Class B	22,107,571	4.0

216,144	Tullow Oil PLC	4,995,630	0.9

		106,035,777	19.0

	Financials: 16.4%
216,145	Aberdeen Asset Management PLC	880,354	0.2

46,067	Admiral Group PLC	859,342	0.1

93,242	Ashmore Group PLC	510,067	0.1

694,710	Aviva PLC	2,974,708	0.5

2,912,773	Barclays PLC	7,442,851	1.3

211,580	British Land Co. PLC	1,694,222	0.3

133,530	Capital Shopping Centres Group PLC	674,573	0.1

169,209	Hammerson PLC	1,175,181	0.2

52,177		Hargreaves Lansdown PLC	433,247	0.1

4,334,492		HSBC Holdings PLC	38,194,742	6.8

128,234		ICAP PLC	678,772	0.1

186,200		Land Securities Group PLC	2,157,299	0.4

1,401,706		Legal & General Group PLC	2,802,385	0.5

9,924,762	@	Lloyds TSB Group PLC	4,848,322	0.9

1,156,695		Old Mutual PLC	2,750,915	0.5

610,203		Prudential PLC	7,075,297	1.3

319,490		Resolution Ltd.	982,799	0.2

481,551	@	Royal Bank of Scotland Group PLC	1,631,171	0.3

842,870		Royal & Sun Alliance Insurance Group	1,430,842	0.2

27,026		Schroders PLC	566,487	0.1

466,194		Standard Chartered PLC	10,127,099	1.8

562,834		Standard Life PLC	2,060,772	0.4

			91,951,447	16.4

		Health Care: 8.4%
302,153		AstraZeneca PLC	13,502,476	2.4

1,199,977		GlaxoSmithKline PLC	27,256,253	4.9

133,760		Shire PLC	3,848,251	0.7

214,426		Smith & Nephew PLC	2,144,782	0.4

			46,751,762	8.4

		Industrials: 5.6%
60,285		Aggreko PLC	1,960,504	0.3

85,864		Babcock International Group	1,149,998	0.2

775,792		BAE Systems PLC	3,517,146	0.6

78,468		Bunzl PLC	1,282,537	0.2

155,574		Capita Group PLC	1,598,616	0.3

239,128		Experian Group Ltd.	3,373,647	0.6

336,752		Group 4 Securicor PLC	1,471,772	0.3

76,542		IMI PLC	999,949	0.2

390,347	@	International Consolidated Airlines Group SA	976,984	0.2

38,441		Intertek Group PLC	1,610,514	0.3

185,584		Meggitt PLC	1,122,975	0.2

447,608	@	Rolls-Royce Holdings PLC	6,032,733	1.1

45,162,466	@	Rolls-Royce Holdings PLC C Share	70,731	0.0

118,818		Serco Group PLC	997,835	0.2

93,752		Smiths Group PLC	1,488,906	0.3

50,818		Weir Group PLC	1,221,140	0.2

68,256		Wolseley PLC	2,544,077	0.4

			31,420,064	5.6

		Information Technology: 0.7%
329,072		ARM Holdings PLC	2,607,104	0.5

304,364		Sage Group PLC	1,324,673	0.2

			3,931,777	0.7

		Materials: 11.2%
312,476		Anglo American PLC	10,269,601	1.8

84,872		Antofagasta PLC	1,451,806	0.3

505,077		BHP Billiton PLC	14,355,478	2.6

171,943		CRH PLC	3,317,302	0.6

32,238		Croda International	1,145,420	0.2

58,511		Eurasian Natural Resources Corp.	381,878	0.1

See Accompanying Notes to Financial Statements

15

ING FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

79,901		Evraz PLC	327,680	0.0

39,446		Fresnillo PLC	903,545	0.2

844,296	L	Glencore International PLC	3,915,154	0.7

51,338		Johnson Matthey PLC	1,780,388	0.3

49,715		Kazakhmys PLC	563,660	0.1

46,673		Polymetal International PLC	666,722	0.1

21,740		Randgold Resources Ltd.	1,951,863	0.3

209,323		Rexam PLC	1,381,514	0.2

298,357		Rio Tinto PLC	14,178,978	2.5

24,081		Vedanta Resources PLC	345,165	0.1

473,918		Xstrata PLC	5,958,748	1.1

			62,894,902	11.2

		Telecommunication Services: 5.9%
11,800,965		Vodafone Group PLC	33,169,544	5.9

		Telecommunications: 1.1%
1,849,259		BT Group PLC	6,127,558	1.1

		Utilities: 4.4%
1,232,046		Centrica PLC	6,160,164	1.1

851,138		National Grid PLC	9,020,362	1.6

86,439		Pennon Group PLC	1,034,681	0.2

225,918		Scottish & Southern Energy PLC	4,928,505	0.9

56,934		Severn Trent PLC	1,475,898	0.3

163,044		United Utilities Group PLC	1,727,152	0.3

			24,346,762	4.4

	Total Common Stock (Cost $490,127,484)		530,583,561	94.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateralcc(1) : 0.7%
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%- 5.500%, Market Value plus accrued interest $1,020,000, due 05/01/32-06/01/42)	1,000,000	0.2

1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.2

23,653	Deutsche Bank AG, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $23,653, collateralized by various U.S. Government Agency Obligations, 3.500%- 5.000%, Market Value plus accrued interest $24,126, due 10/01/20- 07/01/41)	23,653	0.0

1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.2

1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14-02/25/44)	1,000,000	0.1

		4,023,653	0.7

	Total Short-Term Investments (Cost $4,023,653)	4,023,653	0.7

	Total Investments in Securities (Cost $494,151,137)	$534,607,214	95.6
	Assets in Excess of Other Liabilities	24,768,772	4.4

	Net Assets	$559,375,986	100.0

See Accompanying Notes to Financial Statements

16

ING FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $495,957,258.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$78,478,222
Gross Unrealized Depreciation	(39,828,266)

Net Unrealized Appreciation	$38,649,956

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$32,449,941	$–	$32,449,941
Consumer Staples	–	91,504,027	–	91,504,027
Energy	–	106,035,777	–	106,035,777
Financials	–	91,951,447	–	91,951,447
Health Care	–	46,751,762	–	46,751,762
Industrials	–	31,420,064	–	31,420,064
Information Technology	–	3,931,777	–	3,931,777
Materials	–	62,894,902	–	62,894,902
Telecommunication Services	–	33,169,544	–	33,169,544
Telecommunications	–	6,127,558	–	6,127,558
Utilities	–	24,346,762	–	24,346,762

Total Common Stock	–	530,583,561	–	530,583,561

Short-Term Investments	–	4,023,653	–	4,023,653

Total Investments, at fair value	$–	$534,607,214	$–	$534,607,214

Other Financial Instruments+
Futures	509,219	–	–	509,219
Forward Foreign Currency Contracts	–	13,867	–	13,867

Total Assets	$509,219	$534,621,081	$–	$535,130,300

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

See Accompanying Notes to Financial Statements

17

ING FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	14,280,000	Buy	09/19/12	$22,345,972	$22,359,839	$13,867

							$13,867

ING FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
FTSE 100 Index	339	09/21/12	$29,322,908	$509,219

			$29,322,908	$509,219

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$13,857
Equity contracts	Net Assets- Unrealized appreciation*	$509,219

Total Asset Derivatives		$523,086

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

                                                                          Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$1,103,241	$-	$1,103,241
Equity contracts	-	1,519.148	1.519.148

Total	$1,103,241	$1,519.148	$2,622.389

                                                                                       Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$82.779	$-	$82,779
Equity contracts	-	407,544	407,644

Total	$82,779	$407,544	$490,323

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

18

ING Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 3.5%
868,000		Belle International Holdings	1,487,023	1.0
241,579		Esprit Holdings Ltd.	312,901	0.2
1,065,028		Li & Fung Ltd.	2,062,161	1.4
440,000		Sands China Ltd.	1,415,492	0.9
			5,277,577	3.5

		Consumer Staples: 3.2%
\225,286		China Resources Enterprise	673,102	0.5
149,500		Hengan International Group Co., Ltd.	1,456,303	1.0
366,000		Tingyi Cayman Islands Holding Corp.	942,964	0.6
1,361,000		Want Want China Holdings Ltd.	1,683,067	1.1
			4,755,436	3.2

		Energy: 11.8%
730,000		China Coal Energy Co. - Class H	606,101	0.4
3,140,337		China Petroleum & Chemical Corp.	2,806,604	1.9
636,341		China Shenhua Energy Co., Ltd.	2,251,569	1.5
3,342,714		CNOOC Ltd.	6,739,310	4.5
3,948,604		PetroChina Co., Ltd.	5,110,528	3.5
			17,514,112	11.8

		Financials: 56.4%
1,905,000		AIA Group Ltd.	6,579,983	4.4
13,304,746		Bank of China Ltd.	5,110,686	3.4
1,365,451		Bank of Communications Co., Ltd.	926,765	0.6
278,184		Bank of East Asia Ltd.	1,002,636	0.7
692,629		BOC Hong Kong Holdings Ltd.	2,132,228	1.4
259,739		Cheung Kong Holdings Ltd.	3,206,816	2.1
15,751,107		China Construction Bank	10,882,039	7.3
1,392,911		China Life Insurance Co., Ltd.	3,668,237	2.5
764,991		China Overseas Land & Investment Ltd.	1,801,570	1.2
382,000	L	China Resources Land Ltd.	789,886	0.5
418,706		Hang Lung Properties Ltd.	1,432,234	1.0
143,143		Hang Seng Bank Ltd.	1,967,929	1.3
177,024		Henderson Land Development Co., Ltd.	984,153	0.7
192,041		Hong Kong Exchanges and Clearing Ltd.	2,763,234	1.8
2,607,183		HSBC Holdings PLC	23,065,930	15.5
12,185,340		Industrial and Commercial Bank of China Ltd.	6,830,962	4.6
685,264		New World Development Ltd.	807,484	0.5

380,716		Ping An Insurance Group Co. of China Ltd.	3,078,416	2.1
551,265		Sino Land Co.	837,078	0.6
269,555		Sun Hung Kai Properties Ltd.	3,204,725	2.1
127,091	L	Swire Pacific Ltd.	1,478,176	1.0
283,637		Wharf Holdings Ltd.	1,577,294	1.1
			84,128,461	56.4

		Industrials: 4.2%
220,818		Cathay Pacific Airways Ltd.	357,998	0.2
218,285		China Merchants Holdings International Co., Ltd.	667,789	0.5
238,811	L	Citic Pacific Ltd.	364,495	0.3
304,697		Cosco Pacific Ltd.	418,074	0.3
399,464		Hutchison Whampoa Ltd.	3,464,913	2.3
270,643		MTR Corp.	929,078	0.6
			6,202,347	4.2

		Information Technology: 4.1%
206,675		Tencent Holdings Ltd.	6,103,378	4.1

		Materials: 0.2%
737,728	@,L	Aluminum Corp. of China Ltd.	320,669	0.2

		Telecommunication Services: 9.1%
1,127,601		China Mobile Ltd.	12,378,230	8.3
883,110		China Unicom Ltd.	1,110,494	0.8
			13,488,724	9.1

		Utilities: 5.1%
355,654		China Resources Power Holdings Co.	734,643	0.5
337,931		CLP Holdings Ltd.	2,872,027	1.9
976,203		Hong Kong & China Gas	2,073,749	1.4
259,822		Power Assets Holdings Ltd.	1,949,753	1.3
			7,630,172	5.1

	Total Common Stock (Cost $146,147,757)		145,420,876	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateralcc(1): 0.9%
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%- 5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.7

See Accompanying Notes to Financial Statements

19

ING Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

312,379	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $312,384, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $318,627, due 07/01/21-04/01/42)	312,379	0.2

		1,312,379	0.9

Shares		Value	Percentage of Net Assets

		Mutual Funds: 1.1%
1,705,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,705,000)	1,705,000	1.1

	Total Short-Term Investments (Cost $3,017,379)	3,017,379	2.0

	Total Investments in Securities (Cost $149,165,136)	$148,438,255	99.6
	Assets in Excess of Other Liabilities	667,426	0.4

	Net Assets	$149,105,681	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $151,314,043.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,771,218
Gross Unrealized Depreciation	(14,647,006)

Net Unrealized Depreciation	$(2,875,788)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

20

ING Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$5,277,577	$–	$5,277,577
Consumer Staples	–	4,755,436	–	4,755,436
Energy	–	17,514,112	–	17,514,112
Financials	–	84,128,461	–	84,128,461
Industrials	–	6,202,347	–	6,202,347
Information Technology	–	6,103,378	–	6,103,378
Materials	–	320,669	–	320,669
Telecommunication Services	–	13,488,724	–	13,488,724
Utilities	–	7,630,172	–	7,630,172

Total Common Stock	–	145,420,876	–	145,420,876

Short-Term Investments	1,705,000	1,312,379	–	3,017,379

Total Investments, at fair value	$1,705,000	$146,733,255	$–	$148,438,255

Other Financial Instruments+
Futures	104,059	–	–	104,059

Total Assets	$1,809,059	$146,733,255	$–	$148,542,314

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Hang Seng Index	33	07/30/12	$4,136,512	$104,059

			$4,136,512	$104,059

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Liability Derivatives

Equity Contracts	Net Assets- Unrealized appreciation*	$104,059

Total Liability Derivatives		$104,059

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

21

ING Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$154,033

Total	$154,033

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$133,423

Total	$133,423

See Accompanying Notes to Financial Statements

22

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.1%
		Consumer Discretionary: 9.7%
5,030	@	Accor S.A.	157,627	0.1

6,785		Adidas AG	486,336	0.2

6,300		Aisin Seiki Co., Ltd.	210,596	0.1

1,604		Bayerische Motoren Werke AG	79,124	0.0
11,335		Bayerische Motoren Werke AG	820,292	0.3

2,300		Benesse Holdings, Inc.	102,979	0.0

21,724		Bridgestone Corp.	498,872	0.2

36,134		British Sky Broadcasting PLC	393,928	0.1

14,651		Burberry Group PLC	305,045	0.1

5,764		Carnival PLC	197,074	0.1

2,003		Christian Dior S.A.	275,467	0.1

6,003		Cie Generale des Etablissements Michelin	392,755	0.1

17,025		Cie Financiere Richemont SA	934,839	0.3

62,679		Compass Group PLC	657,941	0.2

2,558		Continental AG	213,237	0.1

18,038		Crown Ltd.	157,739	0.1

6,000		Daihatsu Motor Co., Ltd.	105,043	0.0

29,848		DaimlerChrysler AG	1,341,355	0.4

3,400		Dena Co., Ltd.	89,493	0.0

15,800		Denso Corp.	539,902	0.2

6,000		Dentsu, Inc.	177,845	0.1

21,177		Echo Entertainment Group Ltd.	93,370	0.0

7,597		Electrolux AB	151,184	0.0

4,538		Eutelsat Communications	139,597	0.0

1,800		Fast Retailing Co., Ltd.	360,165	0.1

29,842		Fiat S.p.A	150,458	0.0

20,000		Fuji Heavy Industries Ltd.	162,041	0.1

46,000	@	Galaxy Entertainment Group Ltd.	115,730	0.0

224,600		Genting International PLC	252,313	0.1

48,994		GKN PLC	138,906	0.0

31,329		Hennes & Mauritz AB	1,124,521	0.3

53,300		Honda Motor Co., Ltd.	1,859,933	0.6

800		Hugo Boss AG	79,258	0.0

13,729		Husqvarna AB - B Shares	64,753	0.0

7,222		Inditex S.A.	746,505	0.2

9,477		Intercontinental Hotels Group PLC	228,153	0.1

14,700		Isetan Mitsukoshi Holdings Ltd.	156,178	0.1

40,000		Isuzu Motors Ltd.	214,255	0.1

125,909		ITV PLC	151,505	0.0

20,000		J Front Retailing Co., Ltd.	100,531	0.0

5,000		Jardine Cycle & Carriage Ltd.	184,281	0.1

72		Jupiter Telecommunications Co.	73,410	0.0

2,853	@	Kabel Deutschland Holding AG	177,799	0.1

77,613		Kingfisher PLC	350,113	0.1

4,099	L	Lagardere SCA	114,419	0.0

184,722		Li & Fung Ltd.	357,668	0.1

4,006		Luxottica Group S.p.A.	139,883	0.0

8,290		LVMH Moet Hennessy Louis Vuitton S.A.	1,261,657	0.4

50,635		Marks & Spencer Group PLC	258,220	0.1

89,000		Mazda Motor Corp.	121,196	0.0

2,448		McDonald’s Holdings Co. Japan Ltd.	68,902	0.0

128,255	@	Mitsubishi Motors Corp.	129,331	0.0

1,630		Modern Times Group AB	75,446	0.0

6,900		Namco Bandai Holdings, Inc.	94,624	0.0

6,275		Next PLC	315,080	0.1

7,000		NGK Spark Plug Co., Ltd.	92,459	0.0

7,000		NHK Spring Co., Ltd.	75,592	0.0

11,400		Nikon Corp.	347,024	0.1

82,200		Nissan Motor Co., Ltd.	780,549	0.2

1,050		Nitori Co., Ltd.	99,287	0.0

4,000		NOK Corp.	85,405	0.0

3,642		Nokian Renkaat OYJ	138,349	0.0

1,600		Oriental Land Co., Ltd.	182,950	0.1

73,300		Panasonic Corp.	599,214	0.2

27,083		Pearson PLC	537,373	0.2

8,293	@,L	Peugeot S.A.	81,786	0.0

8,464		Pirelli & C S.p.A.	89,269	0.0

2,525		PPR	359,893	0.1

4,668	L	Publicis Groupe	213,484	0.1

24,400		Rakuten, Inc.	252,264	0.1

23,093		Reed Elsevier NV	263,456	0.1

40,672		Reed Elsevier PLC	325,991	0.1

6,439		Renault S.A.	257,126	0.1

1,100		Rinnai Corp.	75,902	0.0

88,800		Sands China Ltd.	285,672	0.1

1,800		Sankyo Co., Ltd.	87,839	0.0

6,900		Sega Sammy Holdings, Inc.	140,356	0.0

19,000		Sekisui Chemical Co., Ltd.	176,524	0.1

18,000		Sekisui House Ltd.	169,957	0.1

9,335		SES S.A.	220,715	0.1

53,331		Shangri-La Asia Ltd.	102,439	0.0

34,000		Sharp Corp.	173,228	0.1

800		Shimamura Co., Ltd.	92,444	0.0

2,300		Shimano, Inc.	150,794	0.0

55,000		Singapore Press Holdings Ltd.	169,903	0.1

66,292		SJM Holdings Ltd.	124,216	0.0

3,034		Sodexho Alliance S.A.	236,237	0.1

33,400		Sony Corp.	477,595	0.1

5,100		Stanley Electric Co., Ltd.	79,202	0.0

9,300		Sumitomo Rubber Industries, Inc.	121,132	0.0

11,700		Suzuki Motor Corp.	240,235	0.1

1,027		Swatch Group AG - BR	405,913	0.1

1,539		Swatch Group AG - Reg	107,070	0.0

27,952		TABCORP Holdings Ltd.	84,292	0.0

See Accompanying Notes to Financial Statements

23

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

11,000		Takashimaya Co., Ltd.	84,547	0.0

46,240		Tattersall’s Ltd.	124,603	0.0

4,800		Toho Co., Ltd.	83,040	0.0

6,200		Toyota Industries Corp.	177,760	0.1

91,589		Toyota Motor Corp.	3,696,736	1.1

730		USS Co., Ltd.	78,768	0.0

1,172		Volkswagen AG	177,105	0.1

5,554		Whitbread PLC	176,589	0.1

10,277		Wolters Kluwer NV	163,401	0.1

40,867		WPP PLC	496,114	0.2

64,400	@	Wynn Macau Ltd.	151,965	0.1

2,740		Yamada Denki Co., Ltd.	140,284	0.0

9,800		Yamaha Motor Co., Ltd.	93,841	0.0

26,643		Yue Yuen Industrial Holdings	83,767	0.0

			32,380,530	9.7

		Consumer Staples: 11.3%
20,200	L	Aeon Co., Ltd.	251,754	0.1

20,000		Ajinomoto Co., Inc.	278,352	0.1

26,446		Anheuser-Busch InBev NV	2,085,040	0.6

2,580		Aryzta AG	128,419	0.0

11,400		Asahi Group Holdings, Ltd	244,922	0.1

9,419		Associated British Foods PLC	189,522	0.1

3,277		Beiersdorf AG	212,440	0.1

64,694		British American Tobacco PLC	3,289,033	1.0

3,435		Carlsberg A/S	271,134	0.1

18,621	L	Carrefour S.A.	343,845	0.1

1,888		Casino Guichard Perrachon S.A.	165,953	0.1

6,608	@	Coca-Cola Hellenic Bottling Co. S.A.	117,074	0.0

19,052		Coca-Cola Amatil Ltd.	261,820	0.1

2,347		Colruyt S.A.	104,708	0.0

3,010		Delhaize Group	110,262	0.0

84,092		Diageo PLC	2,167,465	0.7

19,789	@	Distribuidora Internacional de Alimentacion SA	93,043	0.0

2,100		FamilyMart Co., Ltd.	96,115	0.0

230,000		Golden Agri-Resources Ltd.	122,837	0.0

19,047		Groupe Danone	1,183,709	0.4

2,913		Heineken Holding NV	130,476	0.0

7,273		Heineken NV	379,264	0.1

5,241		Henkel KGaA	290,834	0.1

5,933		Henkel KGaA - Vorzug	394,224	0.1

32,979		Imperial Tobacco Group PLC	1,270,619	0.4

31,334		J Sainsbury PLC	148,089	0.1

29,800		Japan Tobacco, Inc.	882,844	0.3

6,895		Jeronimo Martins	116,572	0.0

18,517		Kao Corp.	510,669	0.2

5,029	@	Kerry Group PLC	220,468	0.1

6,000		Kikkoman Corp.	74,168	0.0

26,000	L	Kirin Brewery Co., Ltd.	306,437	0.1

34,786		Koninklijke Ahold NV	430,906	0.1

2,100		Lawson, Inc.	146,856	0.0

24		Lindt & Spruengli AG	74,173	0.0
4		Lindt & Spruengli AG - REG	146,897	0.0

8,304		L’Oreal S.A.	971,614	0.3

2,400		MEIJI Holdings Co., Ltd.	110,209	0.0

11,299		Metcash Ltd.	39,144	0.0

4,048		Metro AG	118,040	0.0

108,336		Nestle S.A.	6,465,262	2.0

8,000		Nippon Meat Packers, Inc.	105,893	0.0

7,000		Nisshin Seifun Group, Inc.	81,951	0.0

2,000		Nissin Food Products Co., Ltd.	76,054	0.0

54,272	L	Olam International Ltd.	78,605	0.0

6,777	L	Pernod-Ricard S.A.	724,681	0.2

21,461		Reckitt Benckiser PLC	1,134,361	0.3

735	@	Remy Cointreau SA	80,752	0.0

31,170		SABMiller PLC	1,250,576	0.4

26,500		Seven & I Holdings Co., Ltd.	798,852	0.2

9,900		Shiseido Co., Ltd.	156,218	0.1

2,293		Suedzucker AG	81,345	0.0

7,137		Swedish Match AB	287,661	0.1

15,209		Tate & Lyle PLC	154,461	0.1

264,626		Tesco PLC	1,286,032	0.4

3,000		Toyo Suisan Kaisha Ltd.	80,001	0.0

4,100		Uni-Charm Corp.	233,377	0.1

55,136		Unilever NV	1,841,847	0.6

43,812		Unilever PLC	1,470,929	0.4

33,217		Wesfarmers Ltd.	1,022,473	0.3

63,000		Wilmar International Ltd.	181,652	0.1

76,725		WM Morrison Supermarkets PLC	320,156	0.1

41,824		Woolworths Ltd.	1,151,337	0.4

2,900		Yakult Honsha Co., Ltd.	113,567	0.0

			37,657,993	11.3

		Energy: 8.0%
8,965	@	Acergy S.A.	177,418	0.1

5,333		Aker Kvaerner ASA	75,672	0.0

11,802		Amec PLC	186,051	0.1

111,144		BG Group PLC	2,275,275	0.7

623,380		BP PLC	4,163,045	1.3

5,727		Caltex Australia Ltd.	79,988	0.0

4,722	@	Cie Generale de Geophysique-Veritas	122,133	0.0

79,117		ENI S.p.A.	1,680,856	0.5

2,171		Fugro NV	131,691	0.1

7,488		Galp Energia SGPS S.A.	94,932	0.0

900		Idemitsu Kosan Co., Ltd.	80,731	0.0

73		Inpex Holdings, Inc.	410,005	0.1

79,900		JX Holdings, Inc.	411,806	0.1

6,507	@	Lundin Petroleum AB	121,813	0.0

5,313		OMV AG	167,093	0.1

35,171		Origin Energy Ltd.	442,943	0.1

8,278		Petrofac Ltd.	180,686	0.1

26,388		Repsol YPF S.A.	424,191	0.1

122,050		Royal Dutch Shell PLC - Class A	4,112,215	1.2

88,960		Royal Dutch Shell PLC - Class B	3,106,807	0.9

8,573		Saipem S.p.A.	381,794	0.1

30,778		Santos Ltd.	338,974	0.1

6,830	@	SBM Offshore NV	94,652	0.0

11,239		SeaDrill Ltd.	400,844	0.1

See Accompanying Notes to Financial Statements

24

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

36,853		Statoil ASA	878,890	0.3

3,196		Technip S.A.	333,075	0.1

16,681		Tenaris S.A.	293,351	0.1

10,000	L	TonenGeneral Sekiyu KK	88,916	0.0

69,752	L	Total S.A.	3,139,470	1.0

11,316		Transocean Ltd.	507,451	0.2

27,763		Tullow Oil PLC	641,673	0.2

897	@	Veripos, Inc.	241	0.0

19,044		Whitehaven Coal Ltd.	81,873	0.0

20,600		Woodside Petroleum Ltd.	660,148	0.2

6,865		WorleyParsons Ltd.	178,261	0.1

			26,464,964	8.0

		Financials: 21.6%
33,998		3i Group PLC	105,125	0.0

29,658		Aberdeen Asset Management PLC	120,796	0.0

6,984		Admiral Group PLC	130,281	0.0

55,040		Aegon NV	255,253	0.1

73,192		Ageas	145,350	0.1

334,000		AIA Group Ltd.	1,153,656	0.4

15,380		Allianz AG	1,546,999	0.5

97,473		AMP Ltd.	387,876	0.1

59,000		Ascendas Real Estate Investment Trust	100,651	0.0

38,839	L	Assicurazioni Generali S.p.A.	526,612	0.2

5,545		ASX Ltd.	170,209	0.1

88,309		Australia & New Zealand Banking Group Ltd.	2,011,687	0.6

96,699		Aviva PLC	414,060	0.1

58,487		AXA S.A.	781,897	0.2

1,872		Baloise Holding AG	123,675	0.0

74,058	L	Banco de Sabadell SA	143,824	0.1

70,772	@	Banco Populare Scarl	95,024	0.0

41,246	L	Banco Popular Espanol S.A.	93,296	0.0

314,989		Banco Santander Central Hispano S.A.	2,083,737	0.6

40,683		Bank Hapoalim BM	125,470	0.0

44,824	@	Bank Leumi Le-Israel BM	109,508	0.0

51,205		Bank of East Asia Ltd.	184,554	0.1

12,000		Bank of Kyoto Ltd.	90,921	0.0

40,000		Bank of Yokohama Ltd.	189,125	0.1

378,148		Barclays PLC	966,261	0.3

155,196		Banco Bilbao Vizcaya Argentaria S.A.	1,108,312	0.3

11,972		Bendigo Bank Ltd.	91,490	0.0

31,869		BNP Paribas	1,228,703	0.4

120,910		BOC Hong Kong Holdings Ltd.	372,216	0.1

25,230		British Land Co. PLC	202,029	0.1

580	@	CaixaBank	1,880	0.0

18,077		Capital Shopping Centres Group PLC	91,322	0.0

98,000		CapitaLand Ltd.	211,303	0.1

80,000		CapitaMall Trust	121,175	0.0

40,293		Centro Retail Australia	81,780	0.0

62,058		CFS Retail Property Trust	123,862	0.0

49,383		Cheung Kong Holdings Ltd.	609,697	0.2

24,000		Chiba Bank Ltd.	144,159	0.1

6,000		Chugoku Bank Ltd.	78,192	0.0

117,560		Sumitomo Mitsui Trust Holdings, Inc.	351,342	0.1

18,000		City Developments Ltd.	160,450	0.1

6,516	@,L	CNP Assurances	79,586	0.0

115,843	@	Commerzbank AG	196,753	0.1

51,826		Commonwealth Bank of Australia	2,838,233	0.9

3,152		Corio NV	138,775	0.0

31,193	@	Credit Agricole S.A.	137,638	0.0

5,500		Credit Saison Co., Ltd.	122,287	0.0

38,983	@	Credit Suisse Group	713,274	0.2

30,470	L	CaixaBank	99,205	0.0

285		Dai-ichi Life Insurance Co., Ltd.	330,069	0.1

2,473		Daito Trust Construction Co., Ltd.	234,421	0.1

18,000		Daiwa House Industry Co., Ltd.	255,328	0.1

56,000		Daiwa Securities Group, Inc.	211,049	0.1

24,516	@	Danske Bank A/S	340,881	0.1

62,000		DBS Group Holdings Ltd.	684,833	0.2

355		Delta Lloyd NV	4,937	0.0

30,454		Deutsche Bank AG	1,099,186	0.3

6,337		Deutsche Boerse AG	341,889	0.1

159,292		Dexus Property Group	152,427	0.1

33,970		DnB NOR ASA	337,780	0.1

7,072	@	Erste Bank der Oesterreichischen Sparkassen AG	134,308	0.0

82,000		First Pacific Co.	85,055	0.0

32,000		Fukuoka Financial Group, Inc.	124,958	0.0

6,563	@	GAM Holding AG	73,271	0.0

788		Gecina S.A.	70,248	0.0

7,572		Gjensidige Forsikring ASA	88,222	0.0

71,700	@	Global Logistic Properties Ltd.	119,363	0.0

58,357		Goodman Group	220,966	0.1

874,585	@	GPT Group	–	–
45,604		GPT Group	154,258	0.1

2,736		Groupe Bruxelles Lambert S.A.	185,719	0.1

16,000		Gunma Bank Ltd.	75,702	0.0

15,000		Hachijuni Bank Ltd.	77,972	0.0

22,675		Hammerson PLC	157,481	0.1

26,617		Hang Lung Group Ltd.	164,577	0.1

71,682		Hang Lung Properties Ltd.	245,197	0.1

25,573		Hang Seng Bank Ltd.	351,577	0.1

2,084		Hannover Rueckversicheru - Reg	124,141	0.0

31,656		Henderson Land Development Co., Ltd.	175,989	0.1

34,054		Hong Kong Exchanges and Clearing Ltd.	489,995	0.2

590,599		HSBC Holdings PLC	5,204,249	1.6

20,000		Hysan Development Co., Ltd.	76,236	0.0

924	L	ICADE	69,883	0.0

15,722		ICAP PLC	83,220	0.0

39,982		Immofinanz Immobilien Anlagen AG	127,219	0.0

124,957	**,@	ING Groep NV	837,726	0.3

See Accompanying Notes to Financial Statements

25

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

66,421		Insurance Australia Group	238,227	0.1

335,115		Intesa Sanpaolo S.p.A.	476,952	0.2

20,841		Investec PLC	121,662	0.0

15,261		Investor AB	291,381	0.1

10,401		Iyo Bank Ltd.	83,061	0.0

25		Japan Prime Realty Investment Corp.	70,369	0.0

20		Japan Real Estate Investment Corp.	183,375	0.1

76		Japan Retail Fund Investment Corp.	120,555	0.0

23,000		Joyo Bank Ltd.	104,656	0.0

6,954	@	Julius Baer Group Ltd.	252,129	0.1

5,315		KBC Groep NV	112,399	0.0

33,000		Keppel Land Ltd.	84,921	0.0

30,818		Kerry Properties Ltd.	132,615	0.0

6,756		Kinnevik Investment AB	135,608	0.0

4,178		Klepierre	137,306	0.0

25,805		Land Securities Group PLC	298,975	0.1

192,811		Legal & General Group PLC	385,481	0.1

14,374		Lend Lease Corp., Ltd.	106,901	0.0

75,827		Link Real Estate Investment Trust	310,804	0.1

1,341,134	@	Lloyds TSB Group PLC	655,154	0.2

5,404		London Stock Exchange Group PLC	85,311	0.0

11,084		Macquarie Group Ltd.	299,311	0.1

63,709		Man Group PLC	76,232	0.0

26,292		Mediobanca S.p.A.	115,949	0.0

107,341		Mirvac Group	141,044	0.1

41,000		Mitsubishi Estate Co., Ltd.	735,573	0.2

430,221		Mitsubishi UFJ Financial Group, Inc.	2,061,137	0.6

1,110		Mitsubishi UFJ Lease & Finance Co., Ltd.	46,171	0.0

27,919		Mitsui Fudosan Co., Ltd.	541,708	0.2

18,569		Mitsui Sumitomo Insurance Group Holdings, Inc.	324,870	0.1

752,572		Mizuho Financial Group, Inc.	1,271,278	0.4

5,928		Muenchener Rueckversicherungs AG	836,467	0.3

73,679		National Australia Bank Ltd.	1,794,643	0.5

33,501		Natixis	90,241	0.0

125,352		New World Development Ltd.	147,709	0.1

22		Nippon Building Fund, Inc.	212,711	0.1

13,926		NKSJ Holdings, Inc.	296,454	0.1

120,900		Nomura Holdings, Inc.	451,990	0.1

90,693		Nordea Bank AB	781,587	0.2

150,325		Old Mutual PLC	357,511	0.1

3,500		ORIX Corp.	326,185	0.1

83,608		Oversea-Chinese Banking Corp.	584,661	0.2

604		Partners Group	107,423	0.0

83,042		Prudential PLC	962,871	0.3

34,867		QBE Insurance Group Ltd.	481,888	0.2

10,826		Ratos AB	102,797	0.0

46,983		Resolution Ltd.	144,527	0.1

63,400		Resona Holdings, Inc.	261,181	0.1

66,258	@	Royal Bank of Scotland Group PLC	224,438	0.1

119,507		Royal & Sun Alliance Insurance Group	202,873	0.1

14,711		Sampo OYJ	381,676	0.1

3,951		Schroders PLC	82,816	0.0

5,614		Scor S.A.	136,098	0.0

23,860		Segro PLC	81,291	0.0

18,000		Shizuoka Bank Ltd.	185,205	0.1

33,000		Singapore Exchange Ltd.	165,787	0.1

91,843		Sino Land Co.	139,461	0.0

47,297		Skandinaviska Enskilda Banken AB	307,169	0.1

22,622	@	Societe Generale	530,478	0.2

6,700		Sony Financial Holdings, Inc.	109,355	0.0

78,795		Standard Chartered PLC	1,711,658	0.5

76,690		Standard Life PLC	280,794	0.1

88,025		Stockland	279,383	0.1

44,300		Sumitomo Mitsui Financial Group, Inc.	1,463,447	0.4

12,000		Sumitomo Realty & Development Co., Ltd.	295,157	0.1

50,915		Sun Hung Kai Properties Ltd.	605,326	0.2

40,589		Suncorp-Metway Ltd.	339,164	0.1

7,000		Suruga Bank Ltd.	71,695	0.0

16,276		Svenska Handelsbanken AB	535,086	0.2

27,314		Swedbank AB	430,304	0.1

22,079		Swire Pacific Ltd.	256,798	0.1

1,073	@	Swiss Life Holding	101,133	0.0

1,678	@	Swiss Prime Site AG	139,964	0.1

12,364	@	Swiss Re Ltd.	779,449	0.2

19,600		T&D Holdings, Inc.	208,797	0.1

24,550		Tokio Marine Holdings, Inc.	616,036	0.2

17,000		Tokyu Land Corp.	84,384	0.0

118,872	@	UBS AG - Reg	1,391,061	0.4

3,045		Unibail	560,921	0.2

133,092	@	UniCredit SpA	504,634	0.2

43,785		Unione di Banche Italiane SCPA	143,055	0.1

41,000		United Overseas Bank Ltd.	608,831	0.2

1,227		Wendel	90,859	0.0

71,747		Westfield Group	702,503	0.2

79,121		Westfield Retail Trust	232,077	0.1

102,397		Westpac Banking Corp.	2,235,964	0.7

49,264		Wharf Holdings Ltd.	273,955	0.1

31,882		Wheelock & Co., Ltd.	121,146	0.0

8,818		Wing Hang Bank Ltd.	85,744	0.0

6,000		Yamaguchi Financial Group, Inc.	52,915	0.0

4,868	@	Zurich Financial Services AG	1,100,772	0.3

			71,661,462	21.6

		Health Care: 9.6%
3,550	@	Actelion Ltd. - Reg	146,020	0.0

1,700		Alfresa Holdings Corp.	90,308	0.0

15,800		Astellas Pharma, Inc.	689,492	0.2

See Accompanying Notes to Financial Statements

26

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

41,839		AstraZeneca PLC	1,869,682	0.6

27,068		Bayer AG	1,950,506	0.6

8,600	L	Chugai Pharmaceutical Co., Ltd.	163,033	0.1

2,256		Cochlear Ltd.	153,211	0.1

714		Coloplast A/S	128,383	0.0

18,213		CSL Ltd.	738,750	0.2

22,500		Daiichi Sankyo Co., Ltd.	379,392	0.1

9,300		Eisai Co., Ltd.	407,256	0.1

16,882	@	Elan Corp. PLC	247,585	0.1

2,200		Elekta AB	100,531	0.0

6,989		Cie Generale D’Optique Essilor International S.A.	649,278	0.2

4,128		Fresenius AG	427,405	0.1

6,966		Fresenius Medical Care AG & Co. KGaA	491,997	0.2

6,340		Getinge AB	157,324	0.1

165,851		GlaxoSmithKline PLC	3,767,136	1.1

4,647	@	Grifols SA	117,728	0.0

2,200		Hisamitsu Pharmaceutical Co., Inc.	108,272	0.0

9,000		Kyowa Hakko Kogyo Co., Ltd.	92,692	0.0

1,982	@	Lonza Group AG	82,461	0.0

5,200		Mediceo Paltac Holdings Co., Ltd.	73,658	0.0

1,716		Merck KGaA	171,371	0.1

1,900		Miraca Holdings, Inc.	78,885	0.0

6,900		Mitsubishi Tanabe Pharma Corp.	99,220	0.0

75,556		Novartis AG	4,224,436	1.3

13,400		Novo-Nordisk A/S	1,943,494	0.6

7,500		Olympus Corp.	121,534	0.0

2,800		Ono Pharmaceutical Co., Ltd.	175,951	0.1

3,736		Orion Oyj	70,762	0.0

10,500		Otsuka Holdings Co. Ltd.	322,300	0.1

7,562	@	Qiagen NV	126,623	0.0

2,256		Ramsay Health Care Ltd.	52,419	0.0

23,080		Roche Holding AG - Genusschein	3,986,678	1.2

38,965		Sanofi-Aventis	2,949,690	0.9

2,300		Santen Pharmaceutical Co., Ltd.	94,518	0.0

13,100		Shionogi & Co., Ltd.	178,118	0.1

17,604		Shire PLC	506,464	0.2

29,994		Smith & Nephew PLC	300,013	0.1

12,626		Sonic Healthcare Ltd.	165,136	0.1

1,582	@	Sonova Holding AG - Reg	153,018	0.0

3,900		Suzuken Co., Ltd.	131,650	0.0

2,200		Sysmex Corp.	87,005	0.0

1,100		Taisho Pharmaceutical Holdings Co. Ltd.	93,023	0.0

26,600		Takeda Pharmaceutical Co., Ltd.	1,207,690	0.4

4,800		Terumo Corp.	197,264	0.1

31,054		Teva Phaemaceutical Industries Ltd.	1,224,070	0.4

4,308		UCB S.A.	217,621	0.1

838	@	William Demant Holding	75,326	0.0

			31,986,379	9.6

		Industrials: 12.0%
71,773	@	ABB Ltd.	1,171,924	0.4

11,881		Abertis Infraestructuras S.A.	160,567	0.1
594	@	Abertis Infraestructuras SA	8,002	0.0

6,082	L	ACS Actividades de Construccion y Servicios S.A.	130,280	0.0

4,203	@	Adecco S.A.	186,907	0.1

992		Aeroports de Paris	75,031	0.0

8,595		Aggreko PLC	279,515	0.1

11,785		Alfa Laval AB	201,933	0.1

30,000	L	All Nippon Airways Co., Ltd.	84,992	0.0

6,788	L	Alstom	214,763	0.1

14,000		Amada Co., Ltd.	82,836	0.0

2,363		Andritz AG	121,517	0.0

19		AP Moller - Maersk A/S	118,264	0.0
45		AP Moller - Maersk A/S - Class B	295,089	0.1

34,000	L	Asahi Glass Co., Ltd.	229,371	0.1

33,310		Asciano Group	149,615	0.0

10,659		Assa Abloy AB	297,664	0.1

13,186		Altantia S.p.A.	168,300	0.1

23,390		Atlas Copco AB - Class A	503,371	0.2

15,630		Atlas Copco AB - Class B	297,833	0.1

39,544		Auckland International Airport Ltd.	77,556	0.0

12,210		Babcock International Group	163,532	0.1

107,502		BAE Systems PLC	487,373	0.2

29,140		Balfour Beatty PLC	136,254	0.0

5,716		Bouygues S.A.	153,381	0.1

50,740		Brambles Ltd.	321,808	0.1

1,470		Brenntag AG	162,682	0.1

10,484		Bunzl PLC	171,358	0.1

1,776		Bureau Veritas S.A.	157,994	0.1

2,617		Campbell Brothers Ltd.	146,714	0.0

21,968		Capita Group PLC	225,734	0.1

51,053		Cathay Pacific Airways Ltd.	82,769	0.0

51		Central Japan Railway Co.	401,670	0.1

6,000		Chiyoda Corp.	73,514	0.0

13,269		Cie de Saint-Gobain	490,280	0.2

37,013		Cobham PLC	134,843	0.0

64,000		ComfortDelgro Corp., Ltd.	78,373	0.0

22,000		Dai Nippon Printing Co., Ltd.	172,347	0.1

7,700		Daikin Industries Ltd.	216,850	0.1

11,039		Deutsche Lufthansa AG	127,620	0.0

27,145		Deutsche Post AG	480,290	0.1

5,960		DSV A/S	118,175	0.0

11,202		East Japan Railway Co.	703,387	0.2

5,472	L	Edenred	155,128	0.1

13,634		European Aeronautic Defence and Space Co. NV	483,882	0.2

32,554		Experian Group Ltd.	459,276	0.1

6,300		Fanuc Ltd.	1,035,601	0.3

13,828		Ferrovial SA	155,947	0.1

27,796		Fiat Industrial SpA	273,598	0.1

See Accompanying Notes to Financial Statements

27

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

985		Fraport AG Frankfurt Airport Services Worldwide	53,036	0.0

35,000		Fraser and Neave Ltd.	194,889	0.1

47,590		Group 4 Securicor PLC	207,992	0.1

5,949		GEA Group AG	158,558	0.1

1,258	@	Geberit AG - Reg	248,176	0.1

14,533		Groupe Eurotunnel S.A.	118,129	0.0

36,000		Hankyu Hanshin Holdings, Inc.	181,800	0.1

7,455		Hexagon AB	127,964	0.0

11,000		Hino Motors Ltd.	79,616	0.0

4,100		Hitachi Construction Machinery Co., Ltd.	77,433	0.0

179,400		Hutchison Port Holdings Trust	127,374	0.0

74,615		Hutchison Whampoa Ltd.	647,203	0.2

46,000		IHI Corp.	98,393	0.0

10,128		IMI PLC	132,313	0.0

32,094	@	International Consolidated Airlines Group SA	80,524	0.0

4,588		Intertek Group PLC	192,218	0.1

28,372		Invensys PLC	98,883	0.0

49,400		Itochu Corp.	519,227	0.2

8,000		JGC Corp.	231,931	0.1

9,100		LIXIL Group Corp.	192,048	0.1

8,100		JTEKT Corp.	83,864	0.0

31,000		Kajima Corp.	91,014	0.0

10,000		Kamigumi Co., Ltd.	79,551	0.0

49,000		Kawasaki Heavy Industries Ltd.	134,380	0.0

15,000		Keihin Electric Express Railway Co., Ltd.	136,476	0.0

18,000		Keio Corp.	130,464	0.0

11,000		Keisei Electric Railway Co., Ltd.	92,923	0.0

46,700		Keppel Corp., Ltd.	382,591	0.1

52,000	L	Kintetsu Corp.	207,323	0.1

30,800		Komatsu Ltd.	735,237	0.2

5,206		Kone OYJ	314,408	0.1

2,805		Koninklijke Boskalis Westminster NV	92,559	0.0

2,209		Koninklijke Vopak NV	141,689	0.0

37,000		Kubota Corp.	341,932	0.1

2,016		Kuehne & Nagel International AG	213,582	0.1

5,000		Kurita Water Industries Ltd.	115,655	0.0

7,153		Legrand S.A.	242,776	0.1

5,312	L	Leighton Holdings Ltd.	89,472	0.0

3,500		Makita Corp.	122,778	0.0

1,331		MAN AG	136,129	0.0

55,000		Marubeni Corp.	366,459	0.1

25,626		Meggitt PLC	155,064	0.1

4,166		Metso OYJ	143,640	0.0

46,000		Mitsubishi Corp.	929,857	0.3

64,000		Mitsubishi Electric Corp.	535,454	0.2

107,000		Mitsubishi Heavy Industries Ltd.	434,973	0.1

57,207		Mitsui & Co., Ltd.	850,088	0.3

37,000		Mitsui OSK Lines Ltd.	133,380	0.0

49,158		MTR Corp.	168,752	0.1

3,800		Nabtesco Corp.	84,756	0.0

11,000		NGK Insulators Ltd.	121,809	0.0

3,700		Nidec Corp.	281,325	0.1

29,000		Nippon Express Co., Ltd.	119,752	0.0

53,000		Nippon Yusen KK	140,177	0.0

132,727		Noble Group Ltd.	118,595	0.0

15,000		NSK Ltd.	97,192	0.0

48,063		NWS Holdings Ltd.	70,295	0.0

20,000		Obayashi Corp.	87,827	0.0

20,000	L	Odakyu Electric Railway Co., Ltd.	198,846	0.1

23,743		Orkla ASA	172,301	0.1

7,794		Prysmian S.p.A.	116,256	0.0

40,324	@	Qantas Airways Ltd.	44,798	0.0

56,210		QR National Ltd.	196,900	0.1

3,721		Randstad Holdings NV	109,721	0.0

4,333		Rexel SA	74,012	0.0

64,445	@	Rolls-Royce Holdings PLC	868,571	0.3

6,857,140	@	Rolls-Royce Holdings PLC C Share	10,739	0.0

33,561		Koninklijke Philips Electronics NV	661,344	0.2

7,355		Safran S.A.	273,139	0.1

33,354		Sandvik AB	427,756	0.1

10,147		Scania AB - B Shares	173,891	0.1

774		Schindler Holding AG	87,285	0.0
1,646		Schindler Holding AG	184,034	0.1

16,838		Schneider Electric S.A.	935,921	0.3

6,800		Secom Co., Ltd.	311,842	0.1

10,023		Securitas AB	77,935	0.0

31,000		SembCorp Industries Ltd.	126,886	0.0

29,000		SembCorp Marine Ltd.	110,697	0.0

16,508		Serco Group PLC	138,634	0.0

177		SGS S.A.	331,870	0.1

21,000		Shimizu Corp.	72,856	0.0

27,054		Siemens AG	2,273,276	0.7

18,000		Singapore Airlines Ltd.	148,429	0.0

13,767		Skanska AB	210,973	0.1

11,379		SKF AB - B Shares	224,303	0.1

1,900		SMC Corp.	329,418	0.1

12,853		Smiths Group PLC	204,123	0.1

54,167		Snam Rete Gas S.p.A.	242,675	0.1

971		Societe BIC S.A.	100,304	0.0

51,500		Sojitz Corp.	85,209	0.0

50,000		Singapore Technologies Engineering Ltd.	123,264	0.0

741		Sulzer AG	87,854	0.0

39,000		Sumitomo Corp.	545,681	0.2

24,200		Sumitomo Electric Industries Ltd.	301,553	0.1

19,000		Sumitomo Heavy Industries	85,556	0.0

33,000		Taisei Corp.	88,450	0.0

3,177		Thales S.A.	104,965	0.0

4,500		THK Co., Ltd.	85,072	0.0

10,177		TNT Express NV	119,381	0.0

32,000		Tobu Railway Co., Ltd.	168,236	0.1

38,000		Tokyu Corp.	178,878	0.1

25,544		Toll Holdings Ltd.	105,028	0.0

23,000		Toppan Printing Co., Ltd.	153,635	0.1

10,000		Toto Ltd.	74,564	0.0

7,300		Toyota Tsusho Corp.	139,544	0.0

41,988		Transurban Group	245,252	0.1

3,245		Vallourec	132,595	0.0

15,379		Vinci S.A.	718,741	0.2

See Accompanying Notes to Financial Statements

28

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

45,924		Volvo AB - B Shares	525,072	0.2

5,332		Wartsila OYJ	174,687	0.1

7,162		Weir Group PLC	172,101	0.1

5,700		West Japan Railway Co.	234,486	0.1

9,187		Wolseley PLC	342,423	0.1

12,700		Yamato Holdings Co., Ltd.	204,492	0.1

1,178		Zodiac Aerospace	119,832	0.0

			39,873,901	12.0

		Information Technology: 4.3%
5,500		Advantest Corp.	85,979	0.0

72,673	@	Alcatel-Lucent	119,612	0.0

10,580		Amadeus IT Holding S.A.	224,151	0.1

46,890		ARM Holdings PLC	371,490	0.1

3,600		ASM Pacific Technology Ltd.	46,017	0.0

14,535		ASML Holding NV	746,462	0.2

1,675		Atos Origin	100,170	0.0

8,300		Brother Industries Ltd.	95,027	0.0

38,000	L	Canon, Inc.	1,516,600	0.5

4,950		Capgemini S.A.	182,189	0.1

16,935		Computershare Ltd.	129,445	0.0

2,024	L	Dassault Systemes S.A.	189,896	0.1

99,418		Telefonaktiebolaget LM Ericsson	909,647	0.3

16,200		Fuji Photo Film Co., Ltd.	306,928	0.1

62,000		Fujitsu Ltd.	296,714	0.1

2,688		Gemalto NV	193,062	0.1

2,200		Hamamatsu Photonics KK	74,637	0.0

1,200		Hirose Electric Co., Ltd.	118,789	0.0

157,000		Hitachi Ltd.	968,037	0.3

14,600		Hoya Corp.	321,638	0.1

4,700		Ibiden Co., Ltd.	85,137	0.0

36,375		Infineon Technologies AG	246,194	0.1

1,507		Keyence Corp.	372,791	0.1

3,400		Konami Corp.	77,040	0.0

16,500		Konica Minolta Holdings, Inc.	129,986	0.0

5,300		Kyocera Corp.	458,662	0.1

7,400		Murata Manufacturing Co., Ltd.	389,244	0.1

90,000		NEC Corp.	140,039	0.1

4,100	@	Nexon Co. Ltd	80,263	0.0

1,992	@	NICE Systems Ltd.	72,944	0.0

3,400		Nintendo Co., Ltd.	397,055	0.1

14,000		Nippon Electric Glass Co., Ltd.	83,616	0.0

130,450	L	Nokia OYJ	266,118	0.1

3,900		Nomura Research Institute Ltd.	85,822	0.0

44		NTT Data Corp.	135,048	0.1

6,700		Omron Corp.	141,983	0.1

26,000		Ricoh Co., Ltd.	219,429	0.1

3,400		Rohm Co., Ltd.	131,017	0.0

43,179		Sage Group PLC	187,927	0.1

30,278		SAP AG	1,792,928	0.6

10,000		Shimadzu Corp.	86,530	0.0

22,033		STMicroelectronics NV	119,897	0.0

4,200		TDK Corp.	170,975	0.1

5,500		Tokyo Electron Ltd.	257,922	0.1

134,000		Toshiba Corp.	510,052	0.2

4,100		Trend Micro, Inc.	120,787	0.0

5,563		United Internet AG	95,634	0.0

498		Yahoo! Japan Corp.	161,234	0.1

8,000	L	Yaskawa Electric Corp.	60,950	0.0

8,800		Yokogawa Electric Corp.	90,978	0.0

			14,164,692	4.3

		Materials: 9.2%
10,276		Air Liquide	1,174,843	0.4

6,000		Air Water, Inc.	72,749	0.0

7,918		Akzo Nobel NV	372,658	0.1

88,666		Alumina Ltd.	72,724	0.0

40,157		Amcor Ltd.	293,150	0.1

43,341		Anglo American PLC	1,424,413	0.4

12,937		Antofagasta PLC	221,298	0.1

30,329		ArcelorMittal	464,020	0.1

1,975		Arkema	129,498	0.0

41,000		Asahi Kasei Corp.	222,245	0.1

30,205		BASF AG	2,100,292	0.6

107,101		BHP Billiton Ltd.	3,488,528	1.1

70,678		BHP Billiton PLC	2,008,835	0.6

9,400		Boliden AB	131,166	0.0

22,785		Boral Ltd.	69,442	0.0

22,966	@	CRH PLC	439,987	0.1

4,604		Croda International	163,581	0.1

13,000		Daicel Corp.	79,971	0.0

12,000		Daido Steel Co., Ltd.	74,778	0.0

9,888		Eurasian Natural Resources Corp.	64,535	0.0

22,081		Fletcher Building Ltd.	104,515	0.0

44,881	L	Fortescue Metals Group Ltd.	229,325	0.1

6,763		Fresnillo PLC	154,912	0.1

273	@	Givaudan	267,940	0.1

46,454	L	Glencore International PLC	215,416	0.1

4,742		HeidelbergCement AG	227,661	0.1

7,000		Hitachi Metals Ltd.	83,539	0.0

7,959		Holcim Ltd.	440,972	0.1

13,504		Iluka Resources Ltd.	159,379	0.1

1,743		Imerys S.A.	88,859	0.0

62,268		Incitec Pivot Ltd.	183,960	0.1

14,707		Israel Chemicals Ltd.	162,723	0.1

14,283		James Hardie Industries SE	117,763	0.0

15,500		JFE Holdings, Inc.	259,425	0.1

7,170		Johnson Matthey PLC	248,654	0.1

8,300		JSR Corp.	144,018	0.0

4,938		K+S AG	226,067	0.1

8,000		Kansai Paint Co., Ltd.	85,727	0.0

6,799		Kazakhmys PLC	77,086	0.0

87,000		Kobe Steel Ltd.	104,657	0.0

5,646		Koninklijke DSM NV	278,345	0.1

11,800		Kuraray Co., Ltd.	152,922	0.0

6,279	L	Lafarge S.A.	280,410	0.1

2,684		Lanxess	169,856	0.1

5,648		Linde AG	879,625	0.3

6,217	L	Lonmin PLC	75,627	0.0

63,931	@,L	Lynas Corp. Ltd.	56,581	0.0

49,000		Mitsubishi Chemical Holdings Corp.	216,006	0.1

21,000		Mitsubishi Gas Chemical Co., Inc.	119,385	0.0

34,000		Mitsubishi Materials Corp.	98,596	0.0

32,000		Mitsui Chemicals, Inc.	80,134	0.0

25,061		Newcrest Mining Ltd.	583,197	0.2

See Accompanying Notes to Financial Statements

29

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

186,000		Nippon Steel Corp.	421,879	0.1

6,000		Nitto Denko Corp.	257,068	0.1

29,213		Norsk Hydro ASA	131,741	0.0

8,198		Novozymes A/S	212,586	0.1

25,000		OJI Paper Co., Ltd.	95,788	0.0

12,059		Orica Ltd.	307,164	0.1

11,190		OZ Minerals Ltd.	91,296	0.0

2,849		Randgold Resources Ltd.	255,789	0.1

29,671		Rexam PLC	195,826	0.1

14,192		Rio Tinto Ltd.	833,168	0.3

44,036		Rio Tinto PLC	2,092,746	0.6

1,481		Salzgitter AG	60,966	0.0

14,286		Shin-Etsu Chemical Co., Ltd.	786,701	0.2

49,000		Showa Denko KK	95,198	0.0

85		Sika AG	164,137	0.1

6,750		Sims Group Ltd.	66,851	0.0

1,990		Solvay S.A.	196,476	0.1

22,920		Stora Enso OYJ (Euro Denominated Security)	141,110	0.0

49,000		Sumitomo Chemical Co., Ltd.	150,619	0.0

114,000		Sumitomo Metal Industries Ltd.	188,055	0.1

17,000		Sumitomo Metal Mining Co., Ltd.	191,575	0.1

18,574		Svenska Cellulosa AB - B Shares	278,674	0.1

3,109		Syngenta AG	1,064,289	0.3

36,000		Taiheiyo Cement Corp.	82,664	0.0

40,000		Teijin Ltd.	121,766	0.0

12,983		ThyssenKrupp AG	211,489	0.1

49,000		Toray Industries, Inc.	334,125	0.1

6,500		Toyo Seikan Kaisha Ltd.	78,885	0.0

37,000		Ube Industries Ltd./Japan	86,062	0.0

3,800		Umicore	175,694	0.1

20,558		UPM-Kymmene OYJ	232,564	0.1

3,825		Voestalpine AG	101,590	0.0

68,458		Xstrata PLC	860,748	0.3

5,778		Yara International ASA	252,856	0.1

			30,460,140	9.2

		Telecommunication Services: 3.9%
70,390		Bezeq Israeli Telecommunication Corp., Ltd.	74,892	0.0

92,703		Deutsche Telekom AG	1,015,975	0.3

4,939		Elisa OYJ	99,458	0.0

340	L	Iliad SA	49,234	0.0

96		KDDI Corp.	619,287	0.2

14,800		Nippon Telegraph & Telephone Corp.	690,132	0.2

498		NTT DoCoMo, Inc.	828,673	0.3

262,000		Singapore Telecommunications Ltd.	686,116	0.2

29,300		Softbank Corp.	1,090,654	0.3

15,328		TDC A/S	106,524	0.0

315,121		Telecom Italia S.p.A.	311,385	0.1
240,899		Telecom Italia S.p.A. RNC	195,217	0.1

138,817		Telefonica S.A.	1,827,314	0.6

11,815		Telekom Austria AG	116,129	0.0

1,478	@	Telenet Group Holding NV	64,674	0.0

72,680		TeliaSonera AB	464,333	0.2

1,636,546		Vodafone Group PLC	4,599,919	1.4

			12,839,916	3.9

		Telecommunications: 1.5%
5,209		Belgacom S.A.	148,129	0.0

257,035		BT Group PLC	851,691	0.3

61,216		France Telecom S.A.	804,894	0.2

13,820		Inmarsat PLC	106,652	0.0

47,560	L	Koninklijke KPN NV	454,770	0.1

1,994		Millicom International Cellular S.A.	188,186	0.1

24,297	L	Portugal Telecom SGPS S.A.	106,412	0.0

773		Swisscom AG	311,427	0.1

10,043		Tele2 AB - B Shares	155,610	0.1

79,911		Telecom Corp. of New Zealand Ltd.	152,158	0.1

23,554		Telenor ASA	393,783	0.1

152,258		Telstra Corp., Ltd.	576,893	0.2

41,437		Vivendi	769,938	0.2

			5,020,543	1.5

		Utilities: 4.0%
18,068		AGL Energy Ltd.	274,575	0.1

24,454		APA Group	125,534	0.0

178,478		Centrica PLC	892,380	0.3

17,236		Cheung Kong Infrastructure Holdings Ltd.	104,343	0.0

22,100		Chubu Electric Power Co., Inc.	358,366	0.1

8,844		Chugoku Electric Power Co., Inc.	145,862	0.0

60,103		CLP Holdings Ltd.	510,807	0.2

58,763		E.ON AG	1,269,820	0.4

8,315	L	Electricite de France SA	185,005	0.1

3,800		Electric Power Development Co., Ltd.	99,861	0.0

5,784		Enagas	105,536	0.0

57,083		Enel Green Power SpA	90,457	0.0

226,906		Enel S.p.A.	732,649	0.2

65,107		Energias de Portugal S.A.	154,018	0.1

14,265		Fortum OYJ	270,899	0.1

11,893		Gas Natural SDG S.A.	152,703	0.1

42,748		Gaz de France	1,019,450	0.3

4,200		Hokkaido Electric Power Co., Inc.	54,281	0.0

5,600		Hokuriku Electric Power Co.	87,203	0.0

185,692		Hong Kong & China Gas	394,466	0.1

46,302		Power Assets Holdings Ltd.	347,459	0.1

125,870		Iberdrola S.A.	594,262	0.2

24,900		Kansai Electric Power Co., Inc.	298,614	0.1

15,100		Kyushu Electric Power Co., Inc.	179,136	0.1

119,075		National Grid PLC	1,261,957	0.4

61,000		Osaka Gas Co., Ltd.	255,573	0.1

4,207	L	Red Electrica de Espana	183,617	0.1

16,266		RWE AG	665,192	0.2

See Accompanying Notes to Financial Statements

30

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

31,208		Scottish & Southern Energy PLC	680,817	0.2

6,867		Severn Trent PLC	178,013	0.1

5,700		Shikoku Electric Power Co., Inc.	121,167	0.0

9,729		Suez Environnement S.A.	104,611	0.0

44,550		Terna S.p.A	160,984	0.1

9,000		Toho Gas Co., Ltd.	55,856	0.0

15,100		Tohoku Electric Power Co., Inc.	151,721	0.0

50,500		Tokyo Electric Power Co., Inc.	97,747	0.0

82,079		Tokyo Gas Co., Ltd.	419,507	0.1

22,260		United Utilities Group PLC	235,804	0.1

11,219		Veolia Environnement	142,068	0.0

			13,162,320	4.0

	Total Common Stock
	(Cost $268,179,605)		315,672,840	95.1

PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.3%
4,912	L	Porsche AG	244,342	0.1

3,150		ProSieben SAT.1 Media AG	70,614	0.0

4,978		Volkswagen AG	788,656	0.2

	Total Preferred Stock
	(Cost $750,412)		1,103,612	0.3

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
3,529	@	Echo Entertainment Group Ltd.	3,568	0.0

		Energy: 0.0%
26,388	@	Repsol YPF SA	18,500	0.0

		Financials: –%
15,860	@,X	Immoeast AG	–	–

	Total Rights
	(Cost $–)		22,068	0.0

WARRANTS: 0.0%
		Consumer Staples: 0.0%
17,122	@	Golden Agri-Resources Ltd.	1,690	0.0

	Total Warrants
	(Cost $–)		1,690	0.0

	Total Long-Term Investments
	(Cost $268,930,017)		316,800,210	95.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc(1): 2.4%
1,883,540	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,883,569, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,921,211, due 05/01/32-06/01/42)	1,883,540	0.6

1,883,540	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,883,571, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,921,211, due 07/01/42-02/20/61)	1,883,540	0.6

1,883,540	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,883,568, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,921,211, due 04/01/24-06/01/42)	1,883,540	0.5

1,883,540	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,883,579, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,921,211, due 10/01/14-02/25/44)	1,883,540	0.6

See Accompanying Notes to Financial Statements

31

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

396,533	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $396,540, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $404,464, due 07/01/21-04/01/42)	396,533	0.1

		7,930,693	2.4
			Percentage
Shares		Value	of Net Assets
		Mutual Funds: 3.7%
12,250,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $12,250,000)	12,250,000	3.7

	Total Short-Term Investments
	(Cost $20,180,693)	20,180,693	6.1

	Total Investments in Securities
	(Cost $289,110,710)	$336,980,903	101.5
	Liabilities in Excess of Other Assets	(4,928,440)	(1.5)

	Net Assets	$332,052,463	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

 Cost for federal income tax purposes is $297,798,823.

 Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,401,400
Gross Unrealized Depreciation	(32,219,320)

Net Unrealized Appreciation	$39,182,080

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

32

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$73,410	$32,307,120	$–	$32,380,530
Consumer Staples	117,074	37,540,919	–	37,657,993
Energy	–	26,464,964	–	26,464,964
Financials	–	71,661,462	–	71,661,462
Health Care	–	31,986,379	–	31,986,379
Industrials	127,374	39,746,527	–	39,873,901
Information Technology	–	14,164,692	–	14,164,692
Materials	–	30,460,140	–	30,460,140
Telecommunication Services	–	12,839,916	–	12,839,916
Telecommunications	–	5,020,543	–	5,020,543
Utilities	–	13,162,320	–	13,162,320

Total Common Stock	317,858	315,354,982	–	315,672,840

Preferred Stock	–	1,103,612	–	1,103,612
Rights	18,500	3,568	–	22,068
Warrants	1,690	–	–	1,690
Short-Term Investments	12,250,000	7,930,693	–	20,180,693

Total Investments, at fair value	$12,588,048	$324,392,855	$–	$336,980,903

Other Financial Instruments+
Futures	767,492	–	–	767,492

Total Assets	$13,355,540	$324,392,855	$–	$337,748,395

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING International Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Mini MSCI EAFE Index	201	09/21/12	$14,309,190	$767,492

			$14,309,190	$767,492

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets-Unrealized appreciation*	767,492

Total Asset Derivatives		$767,492

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

33

ING International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$215,409	$-	$215,409
Equity contracts	-	1,130,720	1,130,720

Total	$215,409	$1,130,720	$1,346,129

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging Instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$(79,073)	$-	$(79,073)
Equity contracts	-	599,780	599,780

Total	$(79,073)	$599,780	$520,707

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

34

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 19.4%
4,200		ABC-Mart, Inc.	157,146	0.1

112		Accordia Golf Co., Ltd.	74,090	0.0

900		Aeon Fantasy Co., Ltd.	12,894	0.0

6,200		Aigan Co., Ltd.	23,674	0.0

2,500		Aisan Industry Co., Ltd.	23,170	0.0

28,800		Aisin Seiki Co., Ltd.	962,723	0.2

7,700	L	Akebono Brake Industry Co., Ltd.	36,980	0.0

4,500		Alpen Co., Ltd.	88,068	0.0

3,500		Alpha Corp.	40,722	0.0

3,200		Alpine Electronics, Inc.	38,265	0.0

12		Amiyaki Tei Co., Ltd.	27,904	0.0

500		Amuse, Inc.	6,592	0.0

900		AOKI Holdings, Inc.	18,928	0.0

4,400		Aoyama Trading Co., Ltd.	90,319	0.0

2,500		Arc Land Sakamoto Co., Ltd.	39,308	0.0

6,400		Arnest One Corp.	81,273	0.0

2,100		Asahi Co., Ltd.	34,615	0.0

4,100		Asatsu-DK, Inc.	115,359	0.1

6,000		Ashimori Industry Co. Ltd	8,085	0.0

30,800		Asics Corp.	390,717	0.1

1,800		ASKUL Corp.	20,540	0.0

3,300		Autobacs Seven Co., Ltd.	161,637	0.1

2,300		Avex Group Holdings, Inc.	33,990	0.0

6,150		Belluna Co., Ltd.	48,690	0.0

11,700		Benesse Holdings, Inc.	523,849	0.1

13,000	@	Best Denki Co., Ltd.	23,592	0.0

111	L	BIC Camera, Inc.	55,477	0.0

3,100		Bookoff Corp.	26,227	0.0

106,800		Bridgestone Corp.	2,452,566	0.6

19,000		Calsonic Kansei Corp.	103,378	0.0

37		Can Do Co., Ltd.	46,102	0.0

7,500		Canon Sales Co., Inc.	95,450	0.0

36,600	L	Casio Computer Co., Ltd.	239,988	0.1

1,300		Central Sports Co., Ltd.	17,908	0.0

2,200	@	Maruzen CHI Holdings Co. Ltd	5,571	0.0

3,300		Chiyoda Co., Ltd.	71,385	0.0

2,900		Chofu Seisakusho Co., Ltd.	66,129	0.0

9,000		Chori Co., Ltd.	12,013	0.0

2,000		Chuo Spring Co., Ltd.	7,315	0.0

31,000	@	Clarion Co., Ltd.	72,028	0.0

5,200		Cleanup Corp.	35,585	0.0

8,000		Colowide Co., Ltd.	62,963	0.0

1,600		Corona Corp.	21,103	0.0

2,000		Daido Metal Co., Ltd.	21,555	0.0

7,400		Daidoh Ltd.	52,204	0.0

16,150	@,L	Daiei, Inc.	50,980	0.0

33,000		Daihatsu Motor Co., Ltd.	577,737	0.2

3,600		Daikoku Denki Co., Ltd.	62,882	0.0

3,700		Dainichi Co., Ltd.	31,963	0.0

2,700		Daisyo Corp.	34,856	0.0

10,000	@	Daito Woolen Spinning & Weaving Co., Ltd.	8,335	0.0

1,500		Daiyu Eight Co., Ltd.	12,048	0.0

13,800		DCM Japan Holdings Co., Ltd.	97,972	0.0

15,600		Dena Co., Ltd.	410,616	0.1

81,300		Denso Corp.	2,778,104	0.6

33,200	L	Dentsu, Inc.	984,073	0.2

13,000		Descente Ltd.	77,690	0.0

9,000		Don Quijote Co., Ltd.	309,962	0.1

2,300		Doshisha Co., Ltd.	63,715	0.0

6,200		Doutor Nichires Holdings Co., Ltd.	79,508	0.0

7,000		Dynic Corp.	13,231	0.0

7,000		Eagle Industry Co., Ltd.	64,782	0.0

19,000	@	Econach Co., Ltd.	8,631	0.0

11,200	L	EDION Corp.	56,238	0.0

4,100		Exedy Corp.	89,433	0.0

3,300		F&A Aqua Holdings, Inc.	37,147	0.0

6,900		Fast Retailing Co., Ltd.	1,380,633	0.3

4,200		FCC Co., Ltd.	70,452	0.0

1,300		Felissimo Corp.	18,472	0.0

5,300	L	Foster Electric Co., Ltd.	86,510	0.0

4,000		France Bed Holdings Co., Ltd.	8,386	0.0

3,500		F-Tech, Inc.	59,825	0.0

4,100		Fuji Co., Ltd.	89,308	0.0

110,000		Fuji Heavy Industries Ltd.	891,228	0.2

4,000	@	Fuji Kiko Co., Ltd.	14,611	0.0

9,000		Fuji Kyuko Co., Ltd.	52,537	0.0

349		Fuji Television Network, Inc.	599,949	0.2

6,000		Fujibo Holdings, Inc.	13,817	0.0

2,000		Fujikura Rubber Ltd.	7,166	0.0

18,000		Fujita Kanko, Inc.	59,405	0.0

14,000		Fujitsu General Ltd.	105,611	0.0

4,100		Funai Electric Co., Ltd.	61,939	0.0

7,000		Furukawa Battery Co., Ltd.	40,311	0.0

4,600		Futaba Industrial Co., Ltd.	24,185	0.0

19,000		Gakken Holdings Co., Ltd.	40,647	0.0

5,200		Genki Sushi Co., Ltd.	64,721	0.0

35		Geo Co., Ltd.	38,984	0.0

23,000		GLOBERIDE, Inc.	29,489	0.0

11,000	L	Goldwin, Inc.	68,799	0.0

10,000	@	Gourmet Kineya Co., Ltd.	62,021	0.0

29,000		GSI Creos Corp.	39,432	0.0

300		Gulliver International Co.	9,636	0.0

21,000		Gunze Ltd.	57,558	0.0

9,000		H2O Retailing Corp.	90,205	0.0

5,470		Hakuhodo DY Holdings, Inc.	362,995	0.1

3,300		Hakuyosha Co., Ltd.	8,587	0.0

5,600		Happinet Corp.	55,895	0.0

5,800		Hard Off Corp. Co., Ltd.	38,915	0.0

2,300		Haruyama Trading Co., Ltd.	14,769	0.0

189,000	@	Haseko Corp.	138,703	0.1

3,200		Heiwa Corp.	59,959	0.0

See Accompanying Notes to Financial Statements

35

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

3,020		Hiday Hidaka Corp.	49,259	0.0

2,700		Hikari Tsushin, Inc.	119,573	0.1

2,600		HIS Co., Ltd.	92,453	0.0

9,200		Hitachi Koki Co., Ltd.	77,351	0.0

277,300		Honda Motor Co., Ltd.	9,676,536	2.2

1,560		Honeys Co., Ltd.	29,372	0.0

66		Hoosiers Corp.	51,030	0.0

600		House of Rose Co., Ltd.	9,524	0.0

3,300		Hurxley Corp.	24,316	0.0

1,500		Ichibanya Co., Ltd.	44,168	0.0

6,000		Ichikawa Co., Ltd.	11,668	0.0

12,000	@	Ichikoh Industries Ltd.	21,509	0.0

19		Ikyu Corp.	8,271	0.0

3,900		Imasen Electric Industrial	57,637	0.0

6,900		Impress Holdings, Inc.	11,484	0.0

2,700		Intage, Inc.	53,002	0.0

69,200		Isetan Mitsukoshi Holdings Ltd.	735,206	0.2

208,000		Isuzu Motors Ltd.	1,114,128	0.3

9,600		Izumi Co., Ltd.	192,462	0.1

26,000	@	Izutsuya Co., Ltd.	16,679	0.0

85,000		J Front Retailing Co., Ltd.	427,257	0.1

58,000	@	Janome Sewing Machine Co., Ltd.	49,744	0.0

1,000		Japan Vilene Co., Ltd.	4,284	0.0

10,000		Japan Wool Textile Co., Ltd.	70,810	0.0

3,700		Joban Kosan Co., Ltd.	4,235	0.0

7,000		Joshin Denki Co., Ltd.	70,170	0.0

20,170	L	JVC Kenwood Holdings, Inc.	70,270	0.0

2,900	L	Kadokawa Group Holdings, Inc.	79,440	0.0

2,950		Kappa Create Co., Ltd.	63,899	0.0

7,000		Kasai Kogyo Co., Ltd.	41,072	0.0

3,000		Kawai Musical Instruments Manufacturing Co., Ltd.	7,269	0.0

29,000	L	KYB Co. Ltd	130,543	0.1

7,700		Keihin Corp.	114,113	0.0

8,600	L	Keiyo Co., Ltd.	53,523	0.0

6,400		Kimoto Co., Ltd.	35,843	0.0

35,000	@,L	Kinki Nippon Tourist Co., Ltd.	48,541	0.0

9,000		Kinugawa Rubber Industrial Co., Ltd.	59,719	0.0

2,300		Kisoji Co., Ltd.	46,303	0.0

3,700		Kohnan Shoji Co., Ltd.	48,920	0.0

19,000		Koito Manufacturing Co., Ltd.	266,225	0.1

4,900		Kojima Co., Ltd.	18,511	0.0

12,000		Komatsu Seiren Co., Ltd.	55,435	0.0

4,000		Komeri Co., Ltd.	105,026	0.0

2,800		Kourakuen Corp.	42,571	0.0

8,360	L	K’S Holdings Corp.	244,361	0.1

1,200		Kura Corp.	17,175	0.0

11,000		Kurabo Industries Ltd.	19,207	0.0

700		Kuraudia Co., Ltd.	9,227	0.0

2,800		Kyoritsu Maintenance Co., Ltd.	59,844	0.0

2,800		LEC, Inc.	37,521	0.0

11,200		Look, Inc.	89,683	0.0

1,500		Marche Corp.	13,603	0.0

1,100		Mars Engineering Corp.	24,321	0.0

41,800		Marui Co., Ltd.	319,699	0.1

5,800		Matsuya Co., Ltd.	52,072	0.0

2,700		Matsuya Foods Co., Ltd.	50,679	0.0

403,000		Mazda Motor Corp.	548,786	0.1

4,650		Megane TOP Co., Ltd.	51,007	0.0

4,700		Meiko Network Japan Co., Ltd.	44,134	0.0

2,300		Meiwa Estate Co., Ltd.	12,382	0.0

6,700		Misawa Homes Co., Ltd.	109,220	0.0

9,000		Mitsuba Corp.	63,454	0.0

755,000	@	Mitsubishi Motors Corp.	761,332	0.2

1,000		Mitsui Home Co., Ltd.	5,425	0.0

9,000		Mizuno Corp.	48,231	0.0

1,100		Monogatari Corp./The	20,081	0.0

3,200		MOS Food Services, Inc.	62,469	0.0

5,300		Mr Max Corp.	21,676	0.0

3,300		Musashi Seimitsu Industry Co., Ltd.	63,352	0.0

27,000	@	Naigai Co., Ltd.	16,664	0.0

2,900		Nakayamafuku Co., Ltd.	22,861	0.0

37,500		Namco Bandai Holdings, Inc.	514,262	0.1

5,900		Next Co. Ltd	27,345	0.0

33,000		NGK Spark Plug Co., Ltd.	435,879	0.1

26,100		NHK Spring Co., Ltd.	281,849	0.1

13,000		Nice Holdings, Inc.	34,678	0.0

3,900		Nidec Copal Corp.	38,741	0.0

3,700		Nidec-Tosok Corp.	30,344	0.0

9,000		Nifco, Inc.	217,560	0.1

2,200		Nihon Eslead Corp.	18,843	0.0

7,900		Nihon Tokushu Toryo Co., Ltd.	31,458	0.0

600		Nikkato Corp.	3,627	0.0

57,000		Nikon Corp.	1,735,122	0.4

71,000	@	Nippon Columbia Co. Ltd.	23,196	0.0

1,800		Nippon Felt Co., Ltd.	9,112	0.0

17,000		Nippon Piston Ring Co., Ltd.	34,205	0.0

2,960		Nippon Television Network Corp.	449,912	0.1

9,100		Nishimatsuya Chain Co., Ltd.	75,554	0.0

413,100		Nissan Motor Co., Ltd.	3,922,686	0.9

10,000		Nissan Shatai Co., Ltd.	106,430	0.0

14,000		Nissei Build Kogyo Co., Ltd.	25,249	0.0

5,100		Nissen Holdings Co., Ltd.	24,362	0.0

23,000		Nisshinbo Industries, Inc.	175,703	0.1

6,500		Nissin Kogyo Co., Ltd.	89,301	0.0

6,500		Nitori Co., Ltd.	614,633	0.2

10,000		Nitto Seimo Co., Ltd.	17,259	0.0

16,700		NOK Corp.	356,565	0.1

6,300		Noritsu Koki Co., Ltd.	30,121	0.0

4,000		Ohashi Technica, Inc.	29,611	0.0

25,000		Onward Kashiyama Co., Ltd.	189,209	0.1

9,200		Oriental Land Co., Ltd.	1,051,963	0.3

See Accompanying Notes to Financial Statements

36

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

10,000		Pacific Industrial Co., Ltd.	61,307	0.0

1,150		Pal Co., Ltd.	55,053	0.0

4,900		Paltac Corp.	67,887	0.0

5,000		PanaHome Corp.	31,419	0.0

373,000		Panasonic Corp.	3,049,204	0.7

7,400		Parco Co., Ltd.	73,778	0.0

5,700		Paris Miki Holdings, Inc.	34,665	0.0

3,000	L	PIA Corp.	34,064	0.0

2,300		Piolax, Inc.	52,640	0.0

36,700	@,L	Pioneer Corp.	129,874	0.1

3,400		Plenus Co., Ltd.	65,259	0.0

2,110		Point, Inc.	72,629	0.0

14,000		Press Kogyo Co., Ltd.	71,758	0.0

1,200		Renaissance, Inc.	7,095	0.0

5,500	@	Renown, Inc.	9,580	0.0

5,000		Resort Solution Co., Ltd.	10,148	0.0

1,500		Resorttrust, Inc.	25,037	0.0

5,200		Right On Co., Ltd.	43,586	0.0

10,000		Riken Corp.	40,517	0.0

2,900		Ringer Hut Co., Ltd.	38,565	0.0

5,700		Rinnai Corp.	393,308	0.1

536		Riso Kyoiku Co., Ltd.	35,108	0.0

1,000		Roland Corp.	8,367	0.0

6,400		Round One Corp.	34,162	0.0

4,700	L	Royal Holdings Co., Ltd.	55,317	0.0

3,100		Ryohin Keikaku Co., Ltd.	168,512	0.1

6,000	@,L	Sagami Chain Co., Ltd.	50,726	0.0

12,000	@	Sagami Co., Ltd.	18,955	0.0

2,500		Saizeriya Co., Ltd.	39,607	0.0

28,000		Sakai Ovex Co., Ltd.	40,711	0.0

1,700		San Holdings, Inc.	29,622	0.0

10,000		Sanden Corp.	35,439	0.0

6,200		Sangetsu Co., Ltd.	153,430	0.1

9,100		Sankyo Co., Ltd.	444,073	0.1

10,600		Sankyo Seiko Co., Ltd.	34,930	0.0

1,000		Sanoh Industrial Co., Ltd.	8,227	0.0

8,600		Sanrio Co., Ltd.	313,541	0.1

811,000	@,L,X	Sansui Electric Co., Ltd.	–	–

14,000		Sanyo Shokai Ltd.	44,954	0.0

10,000		Scroll Corp.	37,712	0.0

36,100		Sega Sammy Holdings, Inc.	734,327	0.2

15,000		Seiko Holdings Corp.	47,386	0.0

3,600		Seiren Co., Ltd.	25,817	0.0

69,000		Sekisui Chemical Co., Ltd.	641,062	0.2

107,000		Sekisui House Ltd.	1,010,298	0.3

8,700		Senshukai Co., Ltd.	56,129	0.0

161,000		Sharp Corp.	820,286	0.2

5,000		Shikibo Ltd.	6,105	0.0

7,500		Shimachu Co., Ltd.	164,187	0.1

3,900		Shimamura Co., Ltd.	450,666	0.1

12,700		Shimano, Inc.	832,648	0.2

3,100		Shimojima Co., Ltd.	36,463	0.0

5,000		Shingakukai Co., Ltd.	17,864	0.0

4,000		Shinyei Kaisha	6,284	0.0

7,000		Shiroki Corp.	18,932	0.0

1,800		Shobunsha Publications, Inc.	12,671	0.0

22,000		Shochiku Co., Ltd.	215,674	0.1

6,700		Showa Corp.	57,538	0.0

2,100		Shuei Yobiko Co., Ltd.	8,195	0.0

3,300		SK Japan Co., Ltd.	10,571	0.0

204		Sky Perfect Jsat Corp.	91,892	0.0

204,600		Sony Corp.	2,925,628	0.7

2,800		Dunlop Sports Co. Ltd	34,511	0.0

1,500		St. Marc Holdings Co., Ltd.	56,103	0.0

23,000		Stanley Electric Co., Ltd.	357,186	0.1

3,500	L	Studio Alice Co., Ltd.	61,263	0.0

13,000		Suminoe Textile Co., Ltd.	23,767	0.0

24,300		Sumitomo Forestry Co., Ltd.	218,056	0.1

29,600		Sumitomo Rubber Industries, Inc.	385,538	0.1

67,400		Suzuki Motor Corp.	1,383,916	0.3

25,000	@,L	SxL Corp.	51,400	0.0

11,000		T RAD Co., Ltd.	38,507	0.0

7,100		Tac Co., Ltd.	12,945	0.0

3,400		Tachi-S Co., Ltd.	63,295	0.0

48		Tact Home Co., Ltd.	41,923	0.0

5,900		Taiho Kogyo Co., Ltd.	74,635	0.0

3,800		Takamatsu Construction Group Co., Ltd.	65,360	0.0

48,000		Takashimaya Co., Ltd.	368,933	0.1

5,100		Takata Corp.	110,887	0.0

345		Take And Give Needs Co., Ltd.	31,322	0.0

1,000		Takihyo Co., Ltd.	5,233	0.0

3,200		Tamron Co., Ltd.	106,377	0.0

1,000		Taya Co., Ltd.	8,619	0.0

10,000		TBK Co., Ltd.	58,531	0.0

3,100		TPR Co., Ltd.	51,842	0.0

7,000		Teikoku Sen-I Co., Ltd.	54,630	0.0

19		T-Gaia Corp.	36,413	0.0

18,000		Toabo Corp.	12,695	0.0

7,000		Toei Co., Ltd.	33,198	0.0

24,400		Toho Co., Ltd.	422,120	0.1

27,000		AGORA Hospitality Group Co. Ltd	7,431	0.0

7,200		Tokai Rika Co., Ltd.	119,245	0.1

3,400		Tokai Rubber Industries, Inc.	37,191	0.0

4,000		Tokai Senko KK	4,422	0.0

430		Token Corp.	17,333	0.0

16,900		Tokyo Broadcasting System, Inc.	207,951	0.1

25,000		Tokyo Dome Corp.	74,202	0.0

7,800		Tokyo Individualized Educational Institute, Inc.	15,004	0.0

4,000		Tokyotokeiba Co., Ltd.	5,529	0.0

7,600		Tomy Co., Ltd.	49,738	0.0

4,000	@	Tonichi Carlife Group, Inc.	18,984	0.0

6,800		Top Culture Co. Ltd	31,305	0.0

1,600		Topre Corp.	15,453	0.0

2,200		Toridoll.corp	31,016	0.0

2,000		Totenko Co., Ltd.	3,535	0.0

2,900		Touei Housing Corp.	30,172	0.0

7,400		Tow Co., Ltd.	48,540	0.0

21,000		Toyo Tire & Rubber Co., Ltd.	71,151	0.0

117,000		Toyobo Co., Ltd.	161,958	0.1

See Accompanying Notes to Financial Statements

37

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

9,600		Toyoda Gosei Co., Ltd.	221,308	0.1

13,900		Toyota Boshoku Corp.	168,920	0.1

31,900		Toyota Industries Corp.	914,602	0.2

430,860		Toyota Motor Corp.	17,390,467	3.9

8,900		TS Tech Co., Ltd.	163,188	0.1

13,350		TSI Holdings Co. Ltd.	65,779	0.0

7,000		Tsukamoto Corp. Co., Ltd.	12,511	0.0

66		TV Asahi Corp.	99,113	0.0

4,900		Tv Tokyo Holdings Corp.	56,846	0.0

4,300		Unipres Corp.	112,397	0.0

49,000	@	Unitika Ltd.	26,596	0.0

4,900		U-Shin Ltd.	34,562	0.0

4,850		USS Co., Ltd.	523,323	0.1

18,000		Wacoal Holdings Corp.	213,463	0.1

900	@	Warehouse Co., Ltd.	2,602	0.0

2,100		Watabe Wedding Corp.	19,132	0.0

3,900		WATAMI Co., Ltd.	82,711	0.0

3,200		Xebio Co., Ltd.	73,190	0.0

16,460		Yamada Denki Co., Ltd.	842,726	0.2

25,300		Yamaha Corp.	260,353	0.1

57,600	L	Yamaha Motor Co., Ltd.	551,553	0.1

19,000		Yamatane Corp.	26,950	0.0

6,800		Yamato International, Inc.	32,401	0.0

1,000		Yellow Hat Ltd.	16,983	0.0

500		Yokohama Reito Co., Ltd.	3,885	0.0

35,000		Yokohama Rubber Co., Ltd.	264,031	0.1

13,000		Yomiuri Land Co., Ltd.	40,258	0.0

2,100		Yorozu Corp.	34,474	0.0

53		Yoshinoya D&C Co., Ltd.	69,841	0.0

3,100		Zenrin Co., Ltd.	30,597	0.0

6,100	L	Zensho Holdings Co., Ltd.	76,311	0.0

			86,518,063	19.4

		Consumer Staples: 7.4%
115,800	L	Aeon Co., Ltd.	1,443,223	0.3

3,000		Aeon Hokkaido Corp.	13,427	0.0

1,900		Ain Pharmaciez, Inc.	114,614	0.0

98,000		Ajinomoto Co., Inc.	1,363,924	0.3

3,500		Arcs Co., Ltd.	74,797	0.0

1,900		Ariake Japan Co., Ltd.	39,711	0.0

67,900		Asahi Group Holdings, Ltd	1,458,787	0.4

4,400		Belc Co., Ltd.	62,971	0.0

1,500	L	Calbee, Inc.	94,193	0.0

2,700		Cawachi Ltd.	59,310	0.0

6,300		CFS Corp.	30,586	0.0

4,300		Chubu Shiryo Co., Ltd.	28,279	0.0

4,300		Coca-Cola Central Japan Co., Ltd.	56,009	0.0

12,700	L	Coca-Cola West Co., Ltd.	221,441	0.1

2,220		Cocokara Fine Holdings, Inc.	73,597	0.0

1,300		Cosmos Pharmaceutical Corp.	86,239	0.0

2,500		Create SD Holdings	69,429	0.0

20	L	Dr Ci:Labo Co., Ltd.	68,233	0.0

1,500		Dydo Drinco, Inc.	65,307	0.0

2,200		Echo Trading Co., Ltd.	19,305	0.0

2,600		Eco’s Co., Ltd.	16,570	0.0

10,000		Ezaki Glico Co., Ltd.	113,205	0.0

10,900		FamilyMart Co., Ltd.	498,882	0.1

6,700		Fancl Corp.	83,595	0.0

8,900		Fuji Oil Co., Ltd.	116,320	0.0

2,000		Fujicco Co., Ltd.	24,223	0.0

25,000	@	Fujiya Co., Ltd.	69,265	0.0

1,700		Genky Stores, Inc.	45,098	0.0

5,300		Harashin Narus Holdings Co., Ltd.	92,748	0.0

15,000	@	Hayashikane Sangyo Co., Ltd.	13,446	0.0

4,900		Heiwado Co., Ltd.	66,809	0.0

3,700		Hokuto Corp.	73,883	0.0

10,000		House Foods Corp.	169,943	0.1

4,800		Inageya Co., Ltd.	55,665	0.0

9,100		Ito En Ltd.	170,493	0.1

1,600		Itochu-Shokuhin Co., Ltd.	59,593	0.0

18,000		Itoham Foods, Inc.	71,486	0.0

12,000		Izumiya Co., Ltd.	60,418	0.0

300		Japan Foods Co. Ltd	3,212	0.0

162,000		Japan Tobacco, Inc.	4,799,355	1.1

28,000		J-Oil Mills, Inc.	84,302	0.0

12,500	L	Kagome Co., Ltd.	253,573	0.1

91,200		Kao Corp.	2,515,149	0.6

2,700		Kasumi Co., Ltd.	18,576	0.0

3,600		Kato Sangyo Co., Ltd.	72,453	0.0

17,800		Kewpie Corp.	270,295	0.1

3,400		KEY Coffee, Inc.	62,811	0.0

31,000		Kikkoman Corp.	383,200	0.1

149,000	L	Kirin Brewery Co., Ltd.	1,756,121	0.4

2,200		Kirindo Co., Ltd.	14,497	0.0

5,500		Kobayashi Pharmaceutical Co., Ltd.	305,848	0.1

4,100		Kose Corp.	97,052	0.0

14,000		Kyodo Shiryo Co., Ltd.	15,468	0.0

13,000		Kyokuyo Co. Ltd.	30,986	0.0

11,200		Lawson, Inc.	783,233	0.2

1,200		Life Corp.	28,565	0.0

44,000		Lion Corp.	241,496	0.1

1,100		Mandom Corp.	27,950	0.0

9,000		Marudai Food Co., Ltd.	34,443	0.0

14,000		Maruetsu, Inc.	50,963	0.0

63,000		Maruha Nichiro Holdings, Inc.	99,693	0.0

4,400		Matsumotokiyoshi Holdings Co., Ltd.	97,580	0.0

6,300		Megmilk Snow Brand Co., Ltd.	110,967	0.0

12,500		MEIJI Holdings Co., Ltd.	574,005	0.2

700		Meito Sangyo Co., Ltd.	8,998	0.0

3,900		Mikuni Coca-Cola Bottling Co., Ltd.	33,669	0.0

960		Milbon Co., Ltd.	29,316	0.0

900		Ministop Co., Ltd.	15,637	0.0

23,000		Mitsui Sugar Co., Ltd.	74,287	0.0

18,000		Miyoshi Oil & Fat Co., Ltd.	23,365	0.0

19,000		Morinaga & Co., Ltd.	43,105	0.0

39,000		Morinaga Milk Industry Co., Ltd.	149,266	0.1

17,000		Morozoff Ltd.	58,893	0.0

1,000		Nagatanien Co., Ltd.	9,799	0.0

See Accompanying Notes to Financial Statements

38

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,000		Nakamuraya Co., Ltd.	9,414	0.0

5,300		Natori Co., Ltd.	57,874	0.0

9,000		Nichimo Co. Ltd	19,805	0.0

45,000		Nichirei Corp.	221,520	0.1

660		Nihon Chouzai Co., Ltd.	24,554	0.0

23,000		Nippon Beet Sugar Manufacturing Co., Ltd.	50,107	0.0

20,000		Nippon Flour Mills Co., Ltd.	87,819	0.0

30,000		Nippon Formula Feed Manufacturing Co., Ltd.	39,692	0.0

30,000		Nippon Meat Packers, Inc.	397,098	0.1

39,600		Nippon Suisan Kaisha Ltd.	107,464	0.0

5,000		Nisshin Oillio Group Ltd.	21,094	0.0

36,500		Nisshin Seifun Group, Inc.	427,315	0.1

14,700		Nissin Food Products Co., Ltd.	558,999	0.1

20,000		Oenon Holdings, Inc.	48,403	0.0

1,500		OIE Sangyo Co., Ltd.	15,876	0.0

3,000		Okuwa Co., Ltd.	39,686	0.0

2,900		Olympic Corp.	31,288	0.0

3,200		Pigeon Corp.	140,196	0.1

1,800		Pola Orbis Holdings, Inc.	55,651	0.0

5,800		Poplar Co., Ltd.	38,776	0.0

11,000		Prima Meat Packers Ltd.	19,798	0.0

1,900		Rock Field Co., Ltd.	35,847	0.0

2,700		Mitsubishi Shokuhin Co. Ltd	68,381	0.0

7,500		S Foods, Inc.	66,544	0.0

1,700		Sakata Seed Corp.	22,956	0.0

900		San-A Co., Ltd.	34,266	0.0

50,000		Sapporo Holdings Ltd.	160,978	0.1

135,900		Seven & I Holdings Co., Ltd.	4,096,753	0.9

60,700	L	Shiseido Co., Ltd.	957,821	0.2

2,000		Showa Sangyo Co., Ltd.	6,505	0.0

1,300		Sogo Medical Co., Ltd.	47,011	0.0

6,000		Starzen Co., Ltd.	17,301	0.0

5,100		Sugi Pharmacy Co., Ltd.	167,315	0.1

6,600		Sundrug Co., Ltd.	214,908	0.1

31,000		Takara Holdings, Inc.	199,901	0.1

10,000		Tobu Store Co., Ltd.	33,493	0.0

10,000		Toho Co., Ltd./Hyogo	39,378	0.0

15,000		Tohto Suisan Co., Ltd.	24,856	0.0

7,600		Torigoe Co., Ltd.	59,057	0.0

3,000		Toyo Sugar Refining Co., Ltd.	3,397	0.0

19,000		Toyo Suisan Kaisha Ltd.	506,673	0.1

2,900		Tsuruha Holdings, Inc.	180,324	0.1

19,700		Uni-Charm Corp.	1,121,349	0.3

5,200		Unihair Co. Ltd.	63,772	0.0

25,100		UNY Co., Ltd.	274,928	0.1

2,600		Valor Co., Ltd.	42,945	0.0

3,300		Warabeya Nichiyo Co., Ltd.	52,753	0.0

3,200		Yaizu Suisankagaku Industry Co., Ltd.	30,665	0.0

20,800	L	Yakult Honsha Co., Ltd.	814,548	0.2

330		Yamaya Corp.	5,267	0.0

29,000		Yamazaki Baking Co., Ltd.	379,766	0.1

3,900		Yamazawa Co., Ltd.	68,305	0.0

1,800		Yaoko Co., Ltd.	62,844	0.0

6,000		Yomeishu Seizo Co., Ltd.	52,741	0.0

2,800		Yonekyu Corp.	27,594	0.0

			32,776,723	7.4

		Energy: 1.4%
11,200		AOC Holdings, Inc.	45,697	0.0

69,000		Cosmo Oil Co., Ltd.	175,623	0.0

26,000	@	Fuji Kosan Co., Ltd.	20,956	0.0

4,200		Idemitsu Kosan Co., Ltd.	376,747	0.1

452		Inpex Holdings, Inc.	2,538,659	0.6

3,400		Itochu Enex Co., Ltd.	19,245	0.0

1,100		Japan Drilling Co., Ltd.	33,877	0.0

5,000		Japan Oil Transportation Co., Ltd.	12,146	0.0

6,700		Japan Petroleum Exploration Co.	255,097	0.1

372,810		JX Holdings, Inc.	1,921,468	0.4

5,000		Kanto Natural Gas Development Ltd	25,792	0.0

9,000		Kyoei Tanker Co., Ltd.	25,182	0.0

4,900		Mitsuuroko Co., Ltd.	33,216	0.0

3,900		Modec, Inc.	75,487	0.0

4,600		Nippon Gas Co., Ltd.	58,319	0.0

4,500		Sala Corp.	29,320	0.0

5,000		San-Ai Oil Co., Ltd.	22,489	0.0

6,600		Shinko Plantech Co., Ltd.	57,320	0.0

29,800	L	Showa Shell Sekiyu KK	182,941	0.1

10,000		Sinanen Co., Ltd.	42,174	0.0

55,000	L	TonenGeneral Sekiyu KK	489,040	0.1

9,000		Toyo Kanetsu K K	18,745	0.0

			6,459,540	1.4

		Financials: 17.0%
56,000		77 Bank Ltd.	230,510	0.1

7,870		Acom Co., Ltd.	156,143	0.1

11,300		Aeon Credit Service Co., Ltd.	209,611	0.1

15,400		Aeon Mall Co., Ltd.	328,150	0.1

1,400		Aichi Bank Ltd.	66,930	0.0

55,400	L	Aiful Corp.	113,039	0.0

8,700		Airport Facilities Co., Ltd.	39,012	0.0

18,000		Akita Bank Ltd.	50,446	0.0

29,000		Aomori Bank Ltd.	88,944	0.0

98,000		Aozora Bank Ltd.	233,375	0.1

28,000	L	Awa Bank Ltd.	178,667	0.1

2,200	L	Bank of Iwate Ltd.	89,070	0.0

64,000		Bank of Kyoto Ltd.	484,914	0.1

29,000		Bank of Nagoya Ltd.	89,414	0.0

2,800		Bank of Okinawa Ltd.	119,764	0.0

16,000		Bank of Saga Ltd.	39,769	0.0

100		Bank of the Ryukyus Ltd.	1,246	0.0

215,000		Bank of Yokohama Ltd.	1,016,548	0.2

8,300		Century Leasing System, Inc.	155,636	0.0

See Accompanying Notes to Financial Statements

39

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

132,000		Chiba Bank Ltd.	792,874	0.2

6,500	@	Chiba Kogyo Bank Ltd.	35,263	0.0

30,000		Chugoku Bank Ltd.	390,961	0.1

22,000		Chukyo Bank Ltd.	50,148	0.0

617,440		Sumitomo Mitsui Trust Holdings, Inc.	1,845,294	0.4

27,600		Credit Saison Co., Ltd.	613,659	0.2

9,700		Daibiru Corp.	74,389	0.0

1,733		Dai-ichi Life Insurance Co., Ltd.	2,007,053	0.5

5,800		Daiko Clearing Services Corp.	21,113	0.0

22,000		Daikyo, Inc.	58,025	0.0

29,000		Daisan Bank Ltd.	55,744	0.0

41,000		Daishi Bank Ltd.	123,318	0.0

13,000		Daito Bank Ltd.	10,968	0.0

14,000		Daito Trust Construction Co., Ltd.	1,327,090	0.3

96,000		Daiwa House Industry Co., Ltd.	1,361,751	0.3

330,000		Daiwa Securities Group, Inc.	1,243,680	0.3

27,000		Ehime Bank Ltd.	74,253	0.0

18,000		Eighteenth Bank Ltd.	47,452	0.0

29,600		FIDEA Holdings Co., Ltd.	58,076	0.0

75	@	Accretive Co. Ltd	8,803	0.0

29,000		Fukui Bank Ltd.	69,240	0.0

147,000		Fukuoka Financial Group, Inc.	574,025	0.1

7,000		Fukushima Bank Ltd.	5,192	0.0

2,800		Fuyo General Lease Co., Ltd.	88,355	0.0

3,820		Goldcrest Co., Ltd.	59,019	0.0

78,000		Gunma Bank Ltd.	369,046	0.1

66,000		Hachijuni Bank Ltd.	343,078	0.1

29,500		Heiwa Real Estate Co., Ltd.	69,020	0.0

16,000		Higashi-Nippon Bank Ltd.	34,824	0.0

18,000		Higo Bank Ltd.	95,633	0.0

83,000		Hiroshima Bank Ltd.	299,352	0.1

8,300		Hitachi Capital Corp.	138,923	0.0

43,000		Hokkoku Bank Ltd.	169,327	0.1

40,000		Hokkoku Bank Ltd.	78,531	0.0

218,000		Hokugin Financial Group, Inc.	353,339	0.1

33,000		Hyakugo Bank Ltd.	137,872	0.0

33,000		Hyakujushi Bank Ltd.	130,818	0.0

3,500		IBJ Leasing Co., Ltd.	87,373	0.0

4,400		Ichiyoshi Securities Co., Ltd.	25,070	0.0

1,500		Iida Home Max	13,615	0.0

6,400		Iwai Securities Co., Ltd.	26,924	0.0

37,000		Iyo Bank Ltd.	295,478	0.1

18,000		Jaccs Co., Ltd.	57,510	0.0

3,800		Jafco Co., Ltd.	74,120	0.0

80,000	@	Japan Asia Investment Co., Ltd.	60,637	0.0

6,900		Japan Securities Finance Co., Ltd.	35,422	0.0

1,100		Jowa Holdings Co. Ltd	19,686	0.0

139,000		Joyo Bank Ltd.	632,489	0.2

34,000		Juroku Bank Ltd.	110,349	0.0

19,200	L	kabu.com Securities Co., Ltd.	58,744	0.0

20,000		Kagoshima Bank Ltd.	121,182	0.0

35,000		Kansai Urban Banking Corp.	44,984	0.0

9,000		Keihanshin Building Co. Ltd	41,460	0.0

20,000		Keiyo Bank Ltd.	92,789	0.0

338	@	Kenedix, Inc.	49,016	0.0

2,300		Kita-Nippon Bank Ltd.	61,779	0.0

138,000		Kiyo Holdings, Inc.	200,973	0.1

5,000		Kosei Securities Co., Ltd.	5,507	0.0

6,200		Kyokuto Securities Co., Ltd.	47,319	0.0

51		Land Business Co., Ltd.	9,779	0.0

12,700		Leopalace21 Corp.	42,759	0.0

12,200		Marusan Securities Co., Ltd.	43,977	0.0

15,000		Matsui Securities Co., Ltd.	87,650	0.0

22,000		Michinoku Bank Ltd.	43,956	0.0

7,000		Mie Bank Ltd.	15,617	0.0

10,000		Minato Bank Ltd.	17,137	0.0

3,000		Mito Securities Co., Ltd.	6,867	0.0

224,000		Mitsubishi Estate Co., Ltd.	4,018,740	0.9

2,482,400		Mitsubishi UFJ Financial Group, Inc.	11,892,878	2.7

8,220		Mitsubishi UFJ Lease & Finance Co., Ltd.	341,916	0.1

144,000		Mitsui Fudosan Co., Ltd.	2,794,008	0.6

95,211		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,665,744	0.4

28,000		Miyazaki Bank Ltd.	70,462	0.0

4,152,000		Mizuho Financial Group, Inc.	7,013,743	1.6

379		Monex Beans Holdings, Inc.	62,375	0.0

5,100		Musashino Bank Ltd.	150,177	0.0

17,000		Nagano Bank Ltd.	34,359	0.0

30,000		Nanto Bank Ltd.	131,507	0.0

109,000		Nishi-Nippon City Bank Ltd.	264,640	0.1

6,300		Nisshin Fudosan Co.	39,164	0.0

67,150		NKSJ Holdings, Inc.	1,429,478	0.3

685,200		Nomura Holdings, Inc.	2,561,648	0.6

13,300		Nomura Real Estate Holdings, Inc.	243,554	0.1

224		NTT Urban Development Corp.	181,223	0.1

25,000		Ogaki Kyoritsu Bank Ltd.	84,488	0.0

22,000		Oita Bank Ltd.	71,821	0.0

13,000		Okasan Securities Group, Inc.	51,256	0.0

51,500	@	Orient Corp.	66,530	0.0

16,570		ORIX Corp.	1,544,255	0.4

10,300		Osaka Securities Finance Co., Ltd.	21,294	0.0

3,800		Pocket Card Co., Ltd.	16,955	0.0

285,200		Resona Holdings, Inc.	1,174,904	0.3

500		Ricoh Leasing Co., Ltd.	11,244	0.0

21,000		San-In Godo Bank Ltd.	148,070	0.0

37,600		Sapporo Hokuyo Holdings, Inc.	116,601	0.0

See Accompanying Notes to Financial Statements

40

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

3,806		Softbank Investment Corp.	282,816	0.1

131,650		Senshu Ikeda Holdings, Inc.	176,989	0.1

91,200		Seven Bank Ltd.	234,200	0.1

33,000		Shiga Bank Ltd.	180,669	0.1

17,000		Shikoku Bank Ltd.	44,812	0.0

1,600		Shimizu Bank Ltd.	45,697	0.0

235,000		Shinsei Bank Ltd.	285,901	0.1

106,000		Shizuoka Bank Ltd.	1,090,654	0.3

46,300	L	Hulic Co. Ltd	254,642	0.1

34,500		Sony Financial Holdings, Inc.	563,098	0.1

245,752		Sumitomo Mitsui Financial Group, Inc.	8,118,400	1.8

1,520		Sumitomo Real Estate Sales	73,996	0.0

76,000		Sumitomo Realty & Development Co., Ltd.	1,869,326	0.4

77		Sun Frontier Fudousan Co., Ltd.	16,598	0.0

40,000		Suruga Bank Ltd.	409,688	0.1

123,400		T&D Holdings, Inc.	1,314,567	0.3

9,000		Taiko Bank Ltd/The	24,152	0.0

7,500		Takara Leben Co., Ltd.	64,754	0.0

13,800		TOC Co., Ltd.	79,347	0.0

13,000		Tochigi Bank Ltd.	41,029	0.0

20,000		Toho Bank Ltd.	56,570	0.0

31,000		Tohoku Bank Ltd.	51,013	0.0

34,000		Tokai Tokyo Financial Holdings	122,567	0.0

122,600		Tokio Marine Holdings, Inc.	3,076,414	0.7

7,000		Tokyo Rakutenchi Co., Ltd.	27,117	0.0

48,000		Tokyo Tatemono Co., Ltd.	181,136	0.1

5,900		Tokyo Tatemono Real Estate Sales Co., Ltd.	19,544	0.0

37,000		Tokyo Theatres Co., Inc.	52,492	0.0

5,600		Tokyo Tomin Bank Ltd.	56,313	0.0

56,000		Tokyu Land Corp.	277,971	0.1

2,800		Tokyu Livable, Inc.	30,423	0.0

14,000		Tomato Bank Ltd.	24,394	0.0

28,700		TOMONY Holdings, Inc.	114,681	0.0

125		Tosei Corp.	49,878	0.0

22,000		Tottori Bank Ltd.	40,563	0.0

29,000		Towa Bank Ltd.	28,800	0.0

25,000		Toyo Securities Co., Ltd.	51,447	0.0

8,700		Tsukuba Bank Ltd.	31,265	0.0

2,200		Yachiyo Bank Ltd.	42,926	0.0

15,000		Yamagata Bank Ltd.	63,866	0.0

33,000		Yamaguchi Financial Group, Inc.	291,031	0.1

11,000		Yamanashi Chuo Bank Ltd.	43,133	0.0

			75,444,777	17.0

		Health Care: 6.3%
10,200		Alfresa Holdings Corp.	541,849	0.1

900		As One Corp.	17,975	0.0

6,000		ASKA Pharmaceutical Co., Ltd.	35,854	0.0

74,900		Astellas Pharma, Inc.	3,268,540	0.8

2,300		BML, Inc.	57,479	0.0

41,400		Chugai Pharmaceutical Co., Ltd.	784,831	0.2

2,500		CMIC Co., Ltd.	37,795	0.0

1,200		Create Medic Co., Ltd.	12,099	0.0

116,300		Daiichi Sankyo Co., Ltd.	1,961,033	0.5

200		Daiken Medical Co. Ltd	2,525	0.0

27,300		Dainippon Sumitomo Pharma Co., Ltd.	278,933	0.1

900		Daito Pharmaceutical Co. Ltd	12,204	0.0

3,600		Eiken Chemical Co., Ltd.	51,821	0.0

42,600		Eisai Co., Ltd.	1,865,494	0.4

29		EPS Co., Ltd.	79,501	0.0

4,000		Falco Biosystems Ltd.	48,124	0.0

11,000		Hisamitsu Pharmaceutical Co., Inc.	541,360	0.1

6,000		Hitachi Medical Corp.	84,536	0.0

1,900		Hogy Medical Co., Ltd.	86,672	0.0

685	@	I’rom Holdings Co., Ltd.	19,914	0.0

2,800		Japan Medical Dynamic Marketing, Inc.	8,893	0.0

16,000		Jeol Ltd.	39,920	0.0

10,000		Kaken Pharmaceutical Co., Ltd.	140,273	0.0

4,500		Kissei Pharmaceutical Co., Ltd.	80,280	0.0

10,000		Kyorin Co., Ltd.	210,928	0.1

47,000		Kyowa Hakko Kogyo Co., Ltd.	484,061	0.1

27		M3, Inc.	129,227	0.0

34,100		Mediceo Paltac Holdings Co., Ltd.	483,029	0.1

8,900		Miraca Holdings, Inc.	369,514	0.1

34,700		Mitsubishi Tanabe Pharma Corp.	498,974	0.1

10,000		Mochida Pharmaceutical Co., Ltd.	115,184	0.0

5,000		Nagaileben Co., Ltd.	73,471	0.0

3,500		Nichii Gakkan Co.	32,400	0.0

4,700		Nichi-iko Pharmaceutical Co., Ltd.	103,692	0.0

6,700		Nihon Kohden Corp.	204,458	0.1

11,000		Nikkiso Co., Ltd.	115,569	0.0

6,000		Nippon Chemiphar Co., Ltd.	32,126	0.0

5,000		Nippon Shinyaku Co., Ltd.	62,771	0.0

9,300		Nipro Corp.	58,445	0.0

2,900		Nissui Pharmaceutical Co., Ltd.	28,209	0.0

41,000		Olympus Corp.	664,387	0.2

17,700		Ono Pharmaceutical Co., Ltd.	1,112,260	0.3

68,400		Otsuka Holdings Co. Ltd.	2,099,554	0.5

3,000		Paramount Bed Holdings Co. Ltd.	92,311	0.0

12,000		Rohto Pharmaceutical Co., Ltd.	154,547	0.0

11,700		Santen Pharmaceutical Co., Ltd.	480,808	0.1

See Accompanying Notes to Financial Statements

41

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,500		Sawai Pharmaceutical Co., Ltd.	268,954	0.1

5,800		Seikagaku Corp.	56,819	0.0

3,300	@	Shin Nippon Biomedical Laboratories Ltd.	9,326	0.0

55,100		Shionogi & Co., Ltd.	749,183	0.2

4,800		Ship Healthcare Holdings, Inc.	115,681	0.0

13,200		Suzuken Co., Ltd.	445,585	0.1

12,200		Sysmex Corp.	482,484	0.1

3,400		Taiko Pharmaceutical Co., Ltd.	29,968	0.0

8,800		Taisho Pharmaceutical Holdings Co. Ltd.	744,187	0.2

128,200		Takeda Pharmaceutical Co., Ltd.	5,820,519	1.3

24,000		Terumo Corp.	986,322	0.2

7,800		Toho Pharmaceutical Co., Ltd.	158,301	0.1

2,000		Tokai Corp./Gifu	46,048	0.0

3,900		Torii Pharmaceutical Co., Ltd.	85,326	0.0

2,000		Towa Pharmaceutical Co., Ltd.	112,200	0.0

10,700		Tsumura & Co.	283,365	0.1

9,600		Vital KSK Holdings, Inc.	90,271	0.0

6,000		Wakamoto Pharmaceutical Co., Ltd.	15,459	0.0

2,000		ZERIA Pharmaceutical Co., Ltd.	33,569	0.0

			28,197,397	6.3

		Industrials: 21.0%
2,000	@	A&A Material Corp.	2,047	0.0

2,300		Advan Co., Ltd.	23,429	0.0

7,000		Advanex, Inc.	7,402	0.0

2,800		Aeon Delight Co., Ltd.	64,291	0.0

10,100		Aica Kogyo Co., Ltd.	151,969	0.1

11,300		Aichi Corp.	50,742	0.0

1,200		Aida Engineering Ltd.	7,551	0.0

1,600		Airtech Japan Ltd.	7,412	0.0

460,000	L	All Nippon Airways Co., Ltd.	1,303,211	0.3

51,000		Amada Co., Ltd.	301,758	0.1

9,200		Amano Corp.	78,430	0.0

4,000		Anest Iwata Corp.	18,554	0.0

29,000	@	Arrk Corp.	85,647	0.0

7,200		Asahi Diamond Industrial Co., Ltd.	82,676	0.0

166,000	L	Asahi Glass Co., Ltd.	1,119,870	0.3

4,600		Asahi Kogyosha Co., Ltd.	17,545	0.0

38,000		Asanuma Corp.	30,250	0.0

2,000		Asunaro Aoki Construction Co., Ltd.	10,221	0.0

1,600		Azuma Shipping Co. Ltd	4,429	0.0

3,000		Bando Chemical Industries Ltd.	11,365	0.0

3,000		Bunka Shutter Co., Ltd.	12,968	0.0

30,000		Central Glass Co., Ltd.	116,597	0.0

275		Central Japan Railway Co.	2,165,865	0.5

1,900		Central Security Patrols Co., Ltd.	19,050	0.0

33,000	L	Chiyoda Corp.	404,327	0.1

2,800		Chiyoda Integre Co., Ltd.	32,126	0.0

6,800		Chudenko Corp.	68,935	0.0

6,000		Chugai Ro Co., Ltd.	18,521	0.0

7,600		CKD Corp.	53,015	0.0

17,500		COMSYS Holdings Corp.	205,831	0.1

5,100		Cosel Co., Ltd.	71,530	0.0

5,300		CTI Engineering Co., Ltd.	31,267	0.0

107,000		Dai Nippon Printing Co., Ltd.	838,233	0.2

11,000	L	Dai-Dan Co., Ltd.	69,590	0.0

4,000		Daido Kogyo Co., Ltd.	7,714	0.0

12,500		Daifuku Co., Ltd.	78,772	0.0

10,000		Daihen Corp.	33,970	0.0

21,000		Daiho Corp.	27,286	0.0

29,000	L	Daiichi Chuo KK	33,104	0.0

12,000		Daiichi Jitsugyo Co., Ltd.	60,176	0.0

44,700		Daikin Industries Ltd.	1,258,856	0.3

1,200		Daiohs Corp.	7,765	0.0

4,500		Daiseki Co., Ltd.	78,240	0.0

14,000		Danto Holdings Corp.	15,541	0.0

1,600		Denyo Co., Ltd.	20,436	0.0

2,000		Dijet Industrial Co., Ltd.	4,394	0.0

12	@	Dream Incubator, Inc.	10,794	0.0

9,600		Duskin Co., Ltd.	182,767	0.1

56,500		East Japan Railway Co.	3,547,703	0.8

56,000		Ebara Corp.	216,852	0.1

700		Ebara Jitsugyo Co., Ltd.	10,530	0.0

33,000	@	Enshu Ltd.	34,195	0.0

34,000		Fanuc Ltd.	5,588,958	1.3

17,700	@	Fudo Tetra Corp.	29,794	0.0

90,000		Fuji Electric Holdings Co., Ltd.	219,544	0.1

52,000		Fujikura Ltd.	155,639	0.1

9,000		Fujitec Co., Ltd.	57,382	0.0

11,000		Fukuda Corp.	37,446	0.0

1,700		Fukushima Industries Corp.	23,708	0.0

15,000	L	Fukuyama Transporting Co., Ltd.	81,664	0.0

185	@	FULLCAST Holdings Co., Ltd.	35,935	0.0

9,700		Funai Consulting Co., Ltd.	64,078	0.0

38,000		Furukawa Co., Ltd.	34,107	0.0

109,000		Furukawa Electric Co., Ltd.	257,815	0.1

6,700		Futaba Corp.	104,662	0.0

2,000		Gakujo Co., Ltd.	8,004	0.0

11,200		Glory Ltd.	233,650	0.1

63,000	L	GS Yuasa Corp.	288,035	0.1

1,500		Hamakyorex Co., Ltd.	52,211	0.0

224,000	L	Hankyu Hanshin Holdings, Inc.	1,131,202	0.3

30,000		Hanwa Co., Ltd.	114,274	0.0

21,900		Hazama Corp.	61,738	0.0

1,600		Helios Techno Holdings Co., Ltd.	3,040	0.0

5,200		Hibiya Engineering Ltd.	59,123	0.0

47,000		Hino Motors Ltd.	340,179	0.1

See Accompanying Notes to Financial Statements

42

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,700		Hirakawa Hewtech Corp.	23,400	0.0

7,000		Hisaka Works Ltd.	67,296	0.0

21,000		Hitachi Cable Ltd.	46,558	0.0

19,700		Hitachi Construction Machinery Co., Ltd.	372,057	0.1

300		Hitachi Tool Engineering Ltd.	2,826	0.0

5,300		Hitachi Transport System Ltd.	98,010	0.0

96,000		Hitachi Zosen Corp.	117,640	0.0

7,200		Hoshizaki Electric Co., Ltd.	182,238	0.1

10,000		Hosokawa Micron Corp.	52,661	0.0

46,000		Howa Machinery Ltd.	42,388	0.0

6,800		Ichinen Holdings Co., Ltd.	36,841	0.0

600		Idec Corp.	5,493	0.0

237,000		IHI Corp.	506,940	0.1

9,400		Iino Kaiun Kaisha Ltd.	44,820	0.0

2,500		Inaba Denki Sangyo Co., Ltd.	72,015	0.0

6,100		Inaba Seisakusho Co., Ltd.	83,427	0.0

9,200		Inabata & Co., Ltd.	57,912	0.0

8,400		Inui Steamship Co., Ltd.	27,426	0.0

28,000		Iseki & Co., Ltd.	71,810	0.0

10,000		Ishii Iron Works Co., Ltd.	19,278	0.0

259,200		Itochu Corp.	2,724,363	0.6

9,000	@	Iwasaki Electric Co., Ltd.	19,257	0.0

20,000		Iwatani International Corp.	78,044	0.0

900		Jalux, Inc.	9,807	0.0

7,600		Japan Airport Terminal Co., Ltd.	92,697	0.0

3,300	@	Japan Bridge Corp.	14,340	0.0

20,000		Japan Pulp & Paper Co., Ltd.	70,019	0.0

56,000		Japan Steel Works Ltd.	309,188	0.1

14,000		Japan Transcity Corp.	45,388	0.0

2,000		J-COM Holdings Co. Ltd	16,908	0.0

20,700	@	JFE Shoji Trade Corp.	91,899	0.0

35,000		JGC Corp.	1,014,697	0.2

6,000		JK Holdings Co., Ltd.	26,907	0.0

46,270		LIXIL Group Corp.	976,491	0.2

28,700		JTEKT Corp.	297,149	0.1

17,000		Juki Corp.	28,618	0.0

182,000		Kajima Corp.	534,339	0.1

37,000		Kamigumi Co., Ltd.	294,339	0.1

2,000		Kanaden Corp.	12,620	0.0

6,000		Kanagawa Chuo Kotsu Co., Ltd.	33,578	0.0

4,000		Kandenko Co., Ltd.	18,872	0.0

69,000	@	Kanematsu Corp.	77,728	0.0

3,800	@	Kanematsu-NNK Corp.	7,400	0.0

6,200		Katakura Industries Co., Ltd.	55,622	0.0

20,000		Kato Works Co., Ltd.	102,512	0.0

2,300		Kawada Technologies, Inc.	32,654	0.0

257,000		Kawasaki Heavy Industries Ltd.	704,809	0.2

81,000	L	Kawasaki Kisen Kaisha Ltd.	160,894	0.1

72,000		Keihan Electric Railway Co., Ltd.	344,293	0.1

86,000		Keihin Electric Express Railway Co., Ltd.	782,461	0.2

96,000		Keio Corp.	695,806	0.2

54,000		Keisei Electric Railway Co., Ltd.	456,167	0.1

9,400		Kimura Chemical Plants Co., Ltd.	36,673	0.0

700		Kimura Unity Co., Ltd.	6,529	0.0

31,000		Kinden Corp.	203,030	0.1

4,300		King Jim Co., Ltd.	33,950	0.0

4,000		Kinki Sharyo Co., Ltd.	14,418	0.0

297,000	L	Kintetsu Corp.	1,184,135	0.3

3,200		Kintetsu World Express, Inc.	102,420	0.0

28,000		Kitagawa Iron Works Co., Ltd.	56,190	0.0

19,000		Kitano Construction Corp.	43,144	0.0

6,000		Kitazawa Sangyo Co., Ltd.	12,445	0.0

13,900		Kitz Corp.	59,544	0.0

11,400		Kokuyo Co., Ltd.	85,001	0.0

5,950		Komai Tekko, Inc.	18,757	0.0

161,900		Komatsu Ltd.	3,864,770	0.9

4,000		Komatsu Wall Industry Co., Ltd.	48,471	0.0

6,000		Komori Corp.	41,904	0.0

9,300	@	Kosaido Co., Ltd.	37,231	0.0

2,500		KRS Corp.	27,533	0.0

153,000	L	Kubota Corp.	1,413,934	0.3

10,000	@	Kumagai Gumi Co., Ltd.	10,337	0.0

18,700		Kurita Water Industries Ltd.	432,549	0.1

1,100		Kuroda Electric Co., Ltd.	12,559	0.0

4,000		Kyodo Printing Co., Ltd.	10,167	0.0

5,000		Kyoei Sangyo Co., Ltd./Tokyo	9,418	0.0

1,000		Kyokuto Kaihatsu Kogyo Co., Ltd.	9,232	0.0

11,500		Kyowa Exeo Corp.	117,129	0.0

9,000		Kyudenko Corp.	55,501	0.0

5,200		Mabuchi Motor Co., Ltd.	207,283	0.1

20,000		Maeda Corp.	92,504	0.0

9,000		Maeda Road Construction Co., Ltd.	112,856	0.0

3,000		Maezawa Industries, Inc.	8,630	0.0

3,700		Maezawa Kasei Industries Co., Ltd.	38,334	0.0

1,900		Maezawa Kyuso Industries Co., Ltd.	25,140	0.0

14,000	L	Makino Milling Machine Co.	85,419	0.0

22,600		Makita Corp.	792,797	0.2

286,000		Marubeni Corp.	1,905,589	0.4

1,200		Maruka Machinery Co. Ltd	14,766	0.0

3,700		Maruwn Corp.	8,817	0.0

4,000		Maruyama Manufacturing Co., Inc.	8,554	0.0

See Accompanying Notes to Financial Statements

43

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

16,000		Maruzen Showa Unyu Co., Ltd.	50,386	0.0

3,500		Matsuda Sangyo Co., Ltd.	51,927	0.0

5,000		Matsui Construction Co., Ltd.	20,604	0.0

3,000		Max Co., Ltd.	35,460	0.0

30,000		Meidensha Corp.	113,320	0.0

1,300		Meiji Shipping Co., Ltd.	4,805	0.0

2,100		Meitec Corp.	44,485	0.0

3,300		Meito Transportation Co., Ltd.	25,362	0.0

5,600	L	Meiwa Corp.	45,870	0.0

56,000	L	Minebea Co., Ltd.	223,167	0.1

15,110		Mirait Holdings Corp.	107,836	0.0

10,700		MISUMI Group, Inc.	252,149	0.1

235,800		Mitsubishi Corp.	4,766,530	1.1

325,000		Mitsubishi Electric Corp.	2,719,101	0.6

550,000		Mitsubishi Heavy Industries Ltd.	2,235,841	0.5

18,000		Mitsubishi Kakoki Kaisha Ltd.	32,234	0.0

28,000		Mitsubishi Logistics Corp.	296,063	0.1

3,100		Mitsubishi Pencil Co., Ltd.	53,679	0.0

4,000		Mitsuboshi Belting Co., Ltd.	19,045	0.0

279,500		Mitsui & Co., Ltd.	4,153,329	1.0

135,000		Mitsui Engineering & Shipbuilding Co., Ltd.	194,563	0.1

34,000	L	Mitsui Matsushima Co., Ltd.	55,518	0.0

176,000		Mitsui OSK Lines Ltd.	634,456	0.2

3,000		Mitsui-Soko Co., Ltd.	10,969	0.0

10,000		Mitsumura Printing Co., Ltd.	31,682	0.0

5,300		Miura Co., Ltd.	141,118	0.1

3,700		Miyachi Corp.	26,692	0.0

5,000	@	Miyaji Engineering Group, Inc.	10,599	0.0

3,100	@	Miyakoshi Holdings, Inc.	13,293	0.0

900		MonotaRO Co., Ltd.	20,012	0.0

18,700		Mori Seiki Co., Ltd.	162,775	0.1

10,000		Morita Holdings Corp.	68,659	0.0

7,300		Moshi Moshi Hotline, Inc.	75,189	0.0

15,800		Nabtesco Corp.	352,405	0.1

2,000		NAC Co., Ltd.	46,121	0.0

32,000		Nachi-Fujikoshi Corp.	136,195	0.1

18,600		Nagase & Co., Ltd.	231,502	0.1

123,000		Nagoya Railroad Co., Ltd.	337,599	0.1

1,500		Nakano Corp.	2,864	0.0

66,000		Nankai Electric Railway Co., Ltd.	294,741	0.1

1,600		NEC Capital Solutions Ltd.	19,974	0.0

4,700		NEC Networks & System Integration Corp.	74,402	0.0

46,000		NGK Insulators Ltd.	509,383	0.1

13,000		Nichias Corp.	67,022	0.0

3,000		Nichiban Co. Ltd	9,645	0.0

1,400		Nichiden Corp.	38,712	0.0

4,300		Nichiha Corp.	47,768	0.0

11,000		Nichireki Co., Ltd.	56,872	0.0

17,500		Nidec Corp.	1,330,592	0.3

1,800		Nihon M&A Center, Inc.	54,839	0.0

1,800		Nihon Trim Co., Ltd.	45,095	0.0

5,000		Nikko Co., Ltd.	19,807	0.0

10,000		Nippo Corp.	110,784	0.0

21,000		Nippon Carbon Co., Ltd.	51,674	0.0

22,300		Nippon Conveyor Co., Ltd.	21,617	0.0

9,000		Nippon Densetsu Kogyo Co., Ltd.	89,875	0.0

141,000		Nippon Express Co., Ltd.	582,244	0.2

1,100		Nippon Filcon Co., Ltd./Tokyo	5,640	0.0

4,100		Nippon Kanzai Co., Ltd.	74,614	0.0

16,000		Nippon Koei Co., Ltd.	56,868	0.0

12,700		Nippon Konpo Unyu Soko Co., Ltd.	161,444	0.1

2,500		Nippon Kucho Service Co., Ltd.	22,690	0.0

17,000		Nippon Road Co., Ltd.	69,373	0.0

1,000		Nippon Seisen Co., Ltd.	4,662	0.0

10,000		Nippon Sharyo Ltd.	34,778	0.0

132,000	L	Nippon Sheet Glass Co., Ltd.	145,433	0.1

7,300		Nippon Signal Co., Ltd.	47,579	0.0

15,000		Nippon Steel Trading Co., Ltd.	42,301	0.0

9,000		Nippon Thompson Co., Ltd.	42,949	0.0

278,880		Nippon Yusen KK	737,594	0.2

9,000		Nippon Yusoki Co., Ltd.	26,409	0.0

44,000		Nishimatsu Construction Co., Ltd.	84,347	0.0

40,000		Nishi-Nippon Railroad Co., Ltd.	178,454	0.1

5,800		Nissei Plastic Industrial Co., Ltd.	24,517	0.0

7,700		Nissha Printing Co., Ltd.	86,629	0.0

16,000		Nissin Corp.	45,508	0.0

7,000		Nissin Electric Co., Ltd.	46,899	0.0

3,100		Nitta Corp.	48,257	0.0

10,000		Nitto Boseki Co., Ltd.	31,327	0.0

3,900		Nitto Kogyo Corp.	66,016	0.0

500		Nitto Kohki Co., Ltd.	10,249	0.0

3,000		Nitto Seiko Co., Ltd.	9,157	0.0

13,000		Nomura Co., Ltd.	40,448	0.0

3,000		Noritake Co., Ltd.	7,867	0.0

6,500		Noritz Corp.	123,974	0.0

42,000		NS United Kaiun Kaisha Ltd.	60,534	0.0

78,000		NSK Ltd.	505,401	0.1

69,000		NTN Corp.	217,206	0.1

4,000		Obara Corp.	49,446	0.0

118,000		Obayashi Corp.	518,179	0.1

16,000		Obayashi Road Corp.	45,349	0.0

111,000	L	Odakyu Electric Railway Co., Ltd.	1,103,595	0.3

2,500		Oiles Corp.	51,305	0.0

13,000		Okamura Corp.	97,891	0.0

11,000		OKK Corp.	14,870	0.0

See Accompanying Notes to Financial Statements

44

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

23,000		Okuma Corp.	156,111	0.1

30,000		Okumura Corp.	108,292	0.0

2,500		Onoken Co., Ltd.	20,102	0.0

5,000		Organo Corp.	31,904	0.0

12,700		OSG Corp.	182,697	0.1

4,300		Oyo Corp.	48,096	0.0

11,400		Park24 Co., Ltd.	168,358	0.1

2,000		Pasco Corp.	6,173	0.0

72		Pasona Group, Inc.	50,094	0.0

4,900		Pegasus Sewing Machine Manufacturing Co., Ltd.	11,887	0.0

39,500	L	Penta-Ocean Construction Co., Ltd.	109,440	0.0

32		Pilot Corp.	59,298	0.0

6,800		Pronexus, Inc.	42,608	0.0

11,000	L	PS Mitsubishi Construction Co., Ltd.	57,988	0.0

7,100		Raito Kogyo Co., Ltd.	32,713	0.0

13,000	@	Rasa Industries Ltd.	15,268	0.0

6,200		Rheon Automatic Machinery Co., Ltd.	15,035	0.0

12,000		Ryobi Ltd.	38,428	0.0

13,000		Sakai Heavy Industries Ltd.	46,594	0.0

1,300		Sakai Moving Service Co., Ltd.	26,292	0.0

115,000	@	Sakurada Co., Ltd.	20,213	0.0

9,900	@,L	Sanix, Inc.	41,075	0.0

4,000		Sanki Engineering Co., Ltd.	21,862	0.0

12,000		Sanko Metal Industrial Co. Ltd	38,230	0.0

42,000		Sankyo-Tateyama Holdings, Inc.	67,872	0.0

34,000		Sankyu, Inc.	121,673	0.0

31,000		Sanwa Shutter Corp.	134,420	0.1

29,000		Sasebo Heavy Industries Co., Ltd.	33,229	0.0

9,000	@	Sata Construction Co., Ltd.	7,964	0.0

700		Sato Holding Corp.	10,378	0.0

3,000		Sato Shoji Corp.	20,724	0.0

33,600		Secom Co., Ltd.	1,540,868	0.4

3,000		Seibu Electric Industry Co., Ltd.	12,946	0.0

2,000		Seika Corp.	5,690	0.0

55,000	@	Seikitokyu Kogyo Co., Ltd.	41,811	0.0

19,000		Seino Holdings Co., Ltd.	127,284	0.0

2,000		Sekisui Jushi Corp.	20,809	0.0

17,000		Senko Co., Ltd.	74,915	0.0

12,000		Shibusawa Warehouse Co., Ltd.	35,105	0.0

3,600		Shibuya Kogyo Co., Ltd.	38,812	0.0

2,200		Shima Seiki Manufacturing Ltd.	34,515	0.0

122,000		Shimizu Corp.	423,261	0.1

2,500		Shin Nippon Air Technologies Co., Ltd.	14,614	0.0

10,000		Shin-Keisei Electric Railway Co., Ltd.	43,785	0.0

13,000		Shinmaywa Industries Ltd.	64,442	0.0

10,600		Shinnihon Corp.	26,157	0.0

17,000		Shinsho Corp.	39,201	0.0

1,700		Shinwa Co., Ltd./Nagoya	19,918	0.0

3,600		SHO-BOND Holdings Co., Ltd.	104,492	0.0

6,000		Sinfonia Technology Co.	12,292	0.0

6,300		Sintokogio Ltd.	63,158	0.0

10,000		SMC Corp.	1,733,777	0.4

3,000		Soda Nikka Co., Ltd.	12,748	0.0

12,500		Sohgo Security Services Co., Ltd.	169,626	0.1

220,100		Sojitz Corp.	364,167	0.1

43,000		Sotetsu Holdings, Inc.	142,872	0.1

5,000		Subaru Enterprise Co., Ltd.	16,479	0.0

2,800		Sugimoto & Co., Ltd.	26,080	0.0

21,000		Sumikin Bussan Corp.	52,997	0.0

22,900	@	Sumiseki Holdings, Inc.	23,420	0.0

188,600		Sumitomo Corp.	2,638,855	0.6

1,500		Sumitomo Densetsu Co., Ltd.	10,537	0.0

119,500		Sumitomo Electric Industries Ltd.	1,489,075	0.4

96,700		Sumitomo Heavy Industries	435,436	0.1

7,300	@	Sumitomo Mitsui Construction Co., Ltd.	5,624	0.0

9,000		Sumitomo Precision Products	49,339	0.0

18,000		Sumitomo Warehouse Co., Ltd.	85,753	0.0

37,000		SWCC Showa Holdings Co., Ltd.	33,562	0.0

18,000		Tadano Ltd.	133,793	0.1

1,000		Taihei Dengyo Kaisha Ltd.	6,825	0.0

4,000		Taihei Kogyo Co., Ltd.	19,236	0.0

50,000		Taiheiyo Kouhatsu, Inc.	50,465	0.0

4,300		Taikisha Ltd.	89,737	0.0

202,500		Taisei Corp.	542,761	0.1

1,200		Takano Co., Ltd.	6,377	0.0

18,000	L	Takaoka Electric Manufacturing Co., Ltd.	40,018	0.0

5,100		Takara Printing Co., Ltd.	38,060	0.0

11,000		Takara Standard Co., Ltd.	85,039	0.0

5,800		Takasago Thermal Engineering Co., Ltd.	45,145	0.0

18,000	L	Takashima & Co., Ltd.	87,240	0.0

12,000		Takuma Co., Ltd.	57,407	0.0

2,200		Tanaka Co., Ltd./Tokyo	13,359	0.0

13,000		Tanseisha Co., Ltd.	38,805	0.0

1,000		Tatsuta Electric Wire and Cable Co., Ltd.	6,396	0.0

1,800		Teikoku Electric Manufacturing Co., Ltd.	35,566	0.0

6,000		Tekken Corp.	8,606	0.0

2,500		Temp Holdings Co., Ltd.	30,274	0.0

24,000		THK Co., Ltd.	453,717	0.1

34,000		Toa Corp.	63,079	0.0

6,000		TOA Road Corp.	17,301	0.0

42,600	@	Tobishima Corp.	52,706	0.0

190,000		Tobu Railway Co., Ltd.	998,900	0.2

3,100		Tocalo Co., Ltd.	48,670	0.0

See Accompanying Notes to Financial Statements

45

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

37,000		Toda Corp.	115,364	0.0

11,000		Toenec Corp.	58,131	0.0

14,900		TOKAI Holdings Corp.	72,297	0.0

2,000		Tokyo Energy & Systems, Inc.	9,439	0.0

10,000		TOKYO KEIKI INC.	17,131	0.0

2,000		Tokyo Sangyo Co. Ltd	6,574	0.0

400		Tokyu Community Corp.	13,333	0.0

2,290		Tokyu Construction Co., Ltd.	4,860	0.0

204,000		Tokyu Corp.	960,291	0.2

20,000		Toli Corp.	37,873	0.0

1,300		Tomoe Corp.	4,663	0.0

12,000		Tonami Holdings Co., Ltd.	24,921	0.0

10,000		Toppan Forms Co., Ltd.	85,350	0.0

100,000		Toppan Printing Co., Ltd.	667,979	0.2

5,000		Torishima Pump Manufacturing Co., Ltd.	50,266	0.0

17,000		Toshiba Machine Co., Ltd.	88,589	0.0

6,000		Toshiba Plant Systems & Services Corp.	71,266	0.0

12,000		Tosho Printing Co., Ltd.	21,549	0.0

7,000		Totetsu Kogyo Co., Ltd.	80,403	0.0

53,000		Toto Ltd.	395,191	0.1

37,500	@,L	Totoku Electric Co., Ltd.	38,867	0.0

48,000		Toyo Construction Co., Ltd.	45,531	0.0

3,000		Toyo Electric Manufacturing Co., Ltd.	10,506	0.0

22,000		Toyo Engineering Corp.	95,688	0.0

10,000		Toyo Logistics Co., Ltd.	22,583	0.0

1,500		Toyo Tanso Co., Ltd.	47,220	0.0

7,000		Toyo Wharf & Warehouse Co., Ltd.	11,817	0.0

38,200		Toyota Tsusho Corp.	730,214	0.2

3,500		Trusco Nakayama Corp.	71,262	0.0

9,000		Tsubakimoto Chain Co.	52,202	0.0

4,000		Tsubakimoto Kogyo Co., Ltd.	12,330	0.0

4,000		Tsudakoma Corp.	7,755	0.0

11,000	L	Tsugami Corp.	77,603	0.0

4,000		Tsukishima Kikai Co., Ltd.	35,017	0.0

4,000		Tsurumi Manufacturing Co., Ltd.	31,102	0.0

5,000		Uchida Yoko Co., Ltd.	16,700	0.0

15,100		Ueki Corp.	33,295	0.0

1,300		Union Tool Co.	19,638	0.0

21,200		Ushio, Inc.	262,765	0.1

11,300		Utoc Corp.	36,113	0.0

16,000	@	Wakachiku Construction Co., Ltd.	18,963	0.0

1,200		Weathernews, Inc.	38,527	0.0

28,800		West Japan Railway Co.	1,184,774	0.3

1,900		Yahagi Construction Co., Ltd.	8,167	0.0

3,500		YAMABIKO Corp.	45,749	0.0

4,000		Yamato Corp.	15,561	0.0

69,200		Yamato Holdings Co., Ltd.	1,114,239	0.3

500		Yamaura Corp.	1,439	0.0

4,100		Yamazen Corp.	31,888	0.0

3,200		Yasuda Warehouse Co., Ltd.	20,820	0.0

5,000		Yondenko Corp.	20,616	0.0

14,000		Yuasa Trading Co., Ltd.	25,301	0.0

4,000		Yuken Kogyo Co., Ltd.	8,193	0.0

2,000		Yurtec Corp.	7,703	0.0

1,900		Yusen Air & Sea Service Co., Ltd.	25,725	0.0

2,600		Yushin Precision Equipment Co., Ltd.	49,184	0.0

			93,384,157	21.0

		Information Technology: 11.3%
3,200		A&D Co., Ltd.	12,373	0.0

24,200		Advantest Corp.	378,306	0.1

1,800		Agrex, Inc.	16,798	0.0

11,700		Ai Holdings Corp.	63,562	0.0

5,000		Aichi Tokei Denki Co., Ltd.	18,577	0.0

3,800		Aiphone Co., Ltd.	76,145	0.0

3,480		Alpha Systems, Inc.	46,847	0.0

26,400		Alps Electric Co., Ltd.	186,446	0.1

14,000		Anritsu Corp.	158,678	0.0

600		Argo Graphics, Inc.	8,048	0.0

1,100		Arisawa Manufacturing Co., Ltd.	3,231	0.0

7,000		Asahi Net, Inc.	32,209	0.0

2,825		Axell Corp.	52,158	0.0

48,200		Brother Industries Ltd.	551,844	0.1

8,800		CAC Corp.	69,614	0.0

2,100		Canon Electronics, Inc.	44,112	0.0

206,466	L	Canon, Inc.	8,240,167	1.9

4,400		Capcom Co., Ltd.	92,084	0.0

3,900		Computer Institute of Japan Ltd.	15,742	0.0

38,000		Citizen Watch Co., Ltd.	222,863	0.1

12,300		CMK Corp.	51,981	0.0

900		Computer Engineering & Consulting Ltd.	4,882	0.0

1,900		Cresco Ltd.	15,507	0.0

39		Cybernet Systems Co., Ltd.	10,742	0.0

45		Cybozu, Inc.	14,386	0.0

1,500		Dai-ichi Seiko Co. Ltd	26,203	0.0

28,000		Dainippon Screen Manufacturing Co., Ltd.	205,184	0.1

700		Daito Electron Co., Ltd.	3,317	0.0

27,000		Daiwabo Holdings Co., Ltd.	50,610	0.0

2,000		Denki Kogyo Co., Ltd.	10,450	0.0

3,500		Disco Corp.	198,215	0.1

1,100		DTS Corp.	13,891	0.0

26		Dwango Co., Ltd.	33,822	0.0

286	L	eAccess Ltd.	55,990	0.0

3,500		Eizo Nanao Corp.	70,204	0.0

200		Elematec Corp.	2,727	0.0

2,100		Enplas Corp.	54,914	0.0

900		ESPEC Corp.	8,726	0.0

700		Excel Co., Ltd.	6,378	0.0

110		Faith, Inc.	12,169	0.0

300		Fuji Soft, Inc.	5,018	0.0

See Accompanying Notes to Financial Statements

46

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

72,700		Fuji Photo Film Co., Ltd.	1,377,388	0.3

312,000		Fujitsu Ltd.	1,493,143	0.3

500		Fukui Computer Holdings, Inc.	2,693	0.0

118		Future Architect, Inc.	46,794	0.0

11,300		GMO internet, Inc.	59,402	0.0

2,200		GMO Payment Gateway, Inc.	43,370	0.0

4,900		Gurunavi, Inc.	55,642	0.0

16,400	L	Gree, Inc.	326,237	0.1

12,400		Hamamatsu Photonics KK	420,681	0.1

2,800		Hioki EE Corp.	50,178	0.0

6,200		Hirose Electric Co., Ltd.	613,743	0.2

9,000		Hitachi High-Technologies Corp.	221,616	0.1

7,000		Hitachi Kokusai Electric, Inc.	55,149	0.0

744,146		Hitachi Ltd.	4,588,285	1.0

5,000		Hochiki Corp.	27,078	0.0

10,000		Hokuriku Electric Industry Co., Ltd.	11,477	0.0

5,700		Horiba Ltd.	200,183	0.1

8,200		Hosiden Corp.	52,292	0.0

77,500		Hoya Corp.	1,707,326	0.4

22,000		Ibiden Co., Ltd.	398,514	0.1

3,400		Icom, Inc.	83,483	0.0

40,000	@	Ikegami Tsushinki Co., Ltd.	29,214	0.0

6,000		Ines Corp.	40,171	0.0

2,200		I-Net Corp.	14,674	0.0

18		Internet Initiative Japan, Inc.	76,106	0.0

1,100		Internix, Inc.	4,856	0.0

5,300		Information Services International-Dentsu Ltd.	43,832	0.0

7,900		IT Holdings Corp.	94,583	0.0

8,000		Itfor, Inc.	29,624	0.0

4,000		Itochu Techno- Solutions Corp.	193,056	0.1

9,000		Iwatsu Electric Co., Ltd.	8,161	0.0

7,000		Japan Aviation Electronics Industry Ltd.	61,448	0.0

4,900		Japan Cash Machine Co., Ltd.	40,554	0.0

2,800		Japan Digital Laboratory Co.	29,737	0.0

10,000		Japan Radio Co., Ltd.	22,738	0.0

4,800		Jastec Co., Ltd.	29,560	0.0

3,200		JBCC Holdings, Inc.	22,114	0.0

4,900		Kaga Electronics Co., Ltd.	52,699	0.0

4,600		Kakaku.com, Inc.	156,094	0.0

3,100		Kanematsu Electronics Ltd.	34,409	0.0

8,100		Keyence Corp.	2,003,722	0.5

1,900		Koa Corp.	18,100	0.0

15,123		Konami Corp.	342,669	0.1

92,000		Konica Minolta Holdings, Inc.	724,772	0.2

27,000		Kyocera Corp.	2,336,579	0.5

1,000		Kyowa Electronics Instruments Co. Ltd	3,124	0.0

1,000		Macnica, Inc.	22,474	0.0

5,900		Macromill, Inc.	62,774	0.0

1,900		Marubun Corp.	8,309	0.0

1,200		Maruwa Co., Ltd./Aichi	40,395	0.0

300		Panasonic Information Systems	7,445	0.0

3,300		Megachips Corp.	69,232	0.0

1,700		Melco Holdings, Inc.	37,127	0.0

4,900		Mimasu Semiconductor Industry Co., Ltd.	42,272	0.0

1,000		Mitsui High-Tec, Inc.	5,411	0.0

5,600		Mitsumi Electric Co., Ltd.	39,724	0.0

700		Moritex Corp.	2,245	0.0

33,900		Murata Manufacturing Co., Ltd.	1,783,160	0.4

3,200		Mutoh Holdings Co., Ltd.	10,336	0.0

3,000		Nagano Keiki Co., Ltd.	24,380	0.0

483,000	L	NEC Corp.	751,544	0.2

3,800		NEC Fielding Ltd.	47,564	0.0

1,500		NEC Fielding Ltd.	59,361	0.0

13,600	L	Net One systems Co., Ltd.	181,546	0.1

6,000	L	New Japan Radio Co., Ltd.	13,783	0.0

19,300	@	Nexon Co. Ltd	377,825	0.1

7,500		Nichicon Corp.	72,949	0.0

7,900		Nidec Copal Electronics Corp.	46,127	0.0

9,000		Nidec Sankyo Corp.	46,676	0.0

4,000		Nihon Dempa Kogyo Co., Ltd.	49,332	0.0

8,400		Nihon Unisys Ltd.	61,770	0.0

18,600		Nintendo Co., Ltd.	2,172,126	0.5

3,300		Nippon Ceramic Co., Ltd.	53,325	0.0

16,000		Nippon Chemi-Con Corp.	46,116	0.0

70,000		Nippon Electric Glass Co., Ltd.	418,078	0.1

5,000		Nohmi Bosai Ltd.	32,945	0.0

19,000		Nomura Research Institute Ltd.	418,105	0.1

2,100		NSD CO., Ltd.	17,165	0.0

218		NTT Data Corp.	669,099	0.2

1,000		OBIC Business Consultants Ltd.	53,774	0.0

1,150		Obic Co., Ltd.	220,708	0.1

9,100		Oizumi Corp.	28,892	0.0

2,100		Okaya Electric Industries Co., Ltd.	8,454	0.0

127,000	@	Oki Electric Industry Ltd.	205,583	0.1

39,100		Omron Corp.	828,590	0.2

900		Optex Co., Ltd.	11,150	0.0

4,700		Oracle Corp. Japan	202,301	0.1

4,000		Origin Electric Co. Ltd	15,592	0.0

5,000		Osaki Electric Co., Ltd.	42,918	0.0

2,500		Otsuka Corp.	212,832	0.1

2,300	@	Pixela Corp.	4,815	0.0

8,300	@,L	Renesas Electronics Corp.	32,318	0.0

105,000		Ricoh Co., Ltd.	886,155	0.2

2,600		Riso Kagaku Corp.	45,457	0.0

16,700		Rohm Co., Ltd.	643,525	0.2

3,500		Roland DG Corp.	40,709	0.0

4,000		Ryosan Co., Ltd.	78,440	0.0

See Accompanying Notes to Financial Statements

47

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,600		Ryoyo Electro Corp.	26,555	0.0

14,000	L	Sanken Electric Co., Ltd.	55,228	0.0

2,300		Sanshin Electronics Co., Ltd.	16,408	0.0

5,800		Satori Electric Co., Ltd.	30,304	0.0

9,000		Saxa Holdings, Inc.	19,398	0.0

24,800	L	Seiko Epson Corp.	251,673	0.1

7,000		Shibaura Mechatronics Corp.	15,858	0.0

44,000		Shimadzu Corp.	380,732	0.1

5,000		Shindengen Electric Manufacturing Co., Ltd.	17,086	0.0

1,600		Shinkawa Ltd.	7,980	0.0

13,200	L	Shinko Electric Industries	105,424	0.0

1,700		Shinko Shoji Co., Ltd.	13,725	0.0

3,300		Siix Corp.	40,254	0.0

137		Simplex Technology, Inc.	47,425	0.0

14,000		SMK Corp.	46,363	0.0

700		Softbank Technology Corp.	7,879	0.0

194	@	Softbrain Co., Ltd.	17,565	0.0

16		So-net Entertainment Corp.	63,459	0.0

4,200		Soshin Electric Co., Ltd.	17,307	0.0

71	@	Sourcenext Corp.	13,969	0.0

6,500		Square Enix Co., Ltd.	102,379	0.0

2,300		SRA Holdings	25,953	0.0

2,200		Star Micronics Co., Ltd.	21,348	0.0

21,600		Sumco Corp.	196,487	0.1

4,844		SCSK Corp.	70,394	0.0

400		Sun-Wa Technos Corp.	3,740	0.0

700		Suzuden Corp.	3,995	0.0

30		SystemPro Co., Ltd.	23,823	0.0

2,800		Tachibana Eletech Co., Ltd.	25,274	0.0

13,200		Taiyo Yuden Co., Ltd.	129,800	0.0

600		Takachiho Koheki Co. Ltd	6,631	0.0

17,000		Tamura Corp.	43,899	0.0

400		TDC Software Engineering, Inc.	3,846	0.0

18,500		TDK Corp.	753,106	0.2

27,000	@	Teac Corp.	10,494	0.0

7,800		TECMO KOEI HOLDINGS CO., Ltd.	65,528	0.0

3,600		TKC Corp.	74,404	0.0

6,000	@	Toko, Inc.	18,780	0.0

1,300		Tokyo Denpa Co., Ltd.	5,358	0.0

27,100		Tokyo Electron Ltd.	1,270,852	0.3

5,100		Tokyo Seimitsu Co., Ltd.	90,724	0.0

600		Tomen Devices Corp.	15,224	0.0

3,900		Tomen Electronics Corp.	56,864	0.0

9,200		Topcon Corp.	67,277	0.0

600		Tose Co., Ltd.	4,161	0.0

677,000		Toshiba Corp.	2,576,905	0.6

26,000		Toshiba Tec Corp.	98,056	0.0

1,000		Toukei Computer Co., Ltd.	12,989	0.0

8,800		Towa Corp.	63,704	0.0

4,600		Toyo Corp./Chuo-ku	49,226	0.0

3,000		Trans Cosmos, Inc.	40,787	0.0

15,400		Trend Micro, Inc.	453,690	0.1

1,600		UKC Holdings Corp.	21,129	0.0

7,300	L	Ulvac, Inc.	67,579	0.0

10,000		Uniden Corp.	26,696	0.0

10		V Technology Co. Ltd	26,571	0.0

3,500		Voltage, Inc.	39,179	0.0

78		Wacom Co., Ltd.	174,696	0.1

4,600		Y.A.C. Co., Ltd.	38,409	0.0

2,414		Yahoo! Japan Corp.	781,564	0.2

1,300	@	Yamaichi Electronics Co., Ltd.	2,665	0.0

5,300		Yamatake Corp.	108,627	0.0

43,000	L	Yaskawa Electric Corp.	327,605	0.1

32,100		Yokogawa Electric Corp.	331,862	0.1

2,800		Yokowo Co., Ltd.	15,439	0.0

			50,187,634	11.3

		Materials: 7.4%
13,000		Achilles Corp.	17,171	0.0

9,800		ADEKA Corp.	85,081	0.0

7,000		Aichi Steel Corp.	28,255	0.0

28,000		Air Water, Inc.	339,497	0.1

1,800		Alconix Corp.	36,466	0.0

19,000		Araya Industrial Co., Ltd.	27,024	0.0

4,900		Asahi Holdings, Inc.	99,276	0.0

210,000		Asahi Kasei Corp.	1,138,329	0.3

13,000		Asahi Organic Chemicals Industry Co., Ltd.	32,640	0.0

9,000		Chuetsu Pulp & Paper Co., Ltd.	17,111	0.0

9,000		Chugoku Marine Paints Ltd.	43,529	0.0

5,000	@	Chugokukogyo Co., Ltd.	5,738	0.0

16,000		Co-Op Chemical Co., Ltd.	21,145	0.0

29,000		Dai Nippon Toryo Co., Ltd.	32,160	0.0

51,000		Daicel Corp.	313,731	0.1

62,000		Daido Steel Co., Ltd.	386,355	0.1

5,000		Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,381	0.0

19,000		Daiken Corp.	51,880	0.0

12,000		Daiki Aluminium Industry Co., Ltd.	36,481	0.0

2,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,714	0.0

17,000	L	Daio Paper Corp.	107,260	0.0

12,000		Daiso Co., Ltd.	36,295	0.0

15,800		DC Co., Ltd.	54,469	0.0

76,000		Denki Kagaku Kogyo K K	265,674	0.1

102,000		Dainippon Ink & Chemicals	198,948	0.1

43,000		Dowa Holdings Co., Ltd.	266,653	0.1

1,800		Earth Chemical Co., Ltd.	65,958	0.0

1,000		Ebara-Udylite Co., Ltd.	28,747	0.0

1,200	L	FP Corp.	74,436	0.0

1,300		Fuji Seal International, Inc.	24,814	0.0

2,800		Fujikura Kasei Co., Ltd.	13,492	0.0

See Accompanying Notes to Financial Statements

48

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,800		Fujimi, Inc.	26,805	0.0

2,300		Fujimori Kogyo Co., Ltd.	43,261	0.0

13,000		Furukawa-Sky Aluminum Corp.	39,329	0.0

28,000	L	Godo Steel Ltd.	63,384	0.0

7,000		Gun-Ei Chemical Industry Co., Ltd.	18,165	0.0

1,400		Hakudo Co., Ltd.	12,930	0.0

6,200		Harima Chemicals, Inc.	32,138	0.0

18,300		Hitachi Chemical Co., Ltd.	288,303	0.1

24,000		Hitachi Metals Ltd.	286,418	0.1

4,000		Hodogaya Chemical Co., Ltd.	11,929	0.0

11,000		Hokkan Holdings Ltd.	33,951	0.0

1,000		Hokko Chemical Industry Co. Ltd	2,745	0.0

25,000		Hokuetsu Kishu Paper Co., Ltd.	134,065	0.0

9,800	@	Hokushin Co., Ltd.	29,846	0.0

2,000		Ihara Chemical Industry Co., Ltd.	8,892	0.0

53,000	@	Ishihara Sangyo Kaisha Ltd.	46,804	0.0

2,300		Japan Carlit Co., Ltd.	11,385	0.0

5		Japan Pure Chemical Co., Ltd.	11,754	0.0

80,100		JFE Holdings, Inc.	1,340,642	0.3

2,000		JSP Corp.	28,998	0.0

31,800		JSR Corp.	551,781	0.1

51,000		Kaneka Corp.	282,055	0.1

42,000		Kansai Paint Co., Ltd.	450,064	0.1

11,000		Kanto Denka Kogyo Co., Ltd.	34,906	0.0

1,000		Katakura Chikkarin Co. Ltd	2,768	0.0

2,000		Koatsu Gas Kogyo Co., Ltd.	12,365	0.0

492,000		Kobe Steel Ltd.	591,851	0.1

1,900		Kohsoku Corp.	16,347	0.0

3,000		Konishi Co., Ltd.	42,670	0.0

7,000		Krosaki Harima Corp.	17,129	0.0

6,000		Kumiai Chemical Industry Co., Ltd.	25,471	0.0

56,400		Kuraray Co., Ltd.	730,914	0.2

30,000		Kureha Corp.	132,875	0.0

12,000		Kurimoto Ltd.	33,235	0.0

4,700		Kyoei Steel Ltd.	86,161	0.0

1,400		Kyowa Leather Cloth Co. Ltd	4,777	0.0

4,400		Lintec Corp.	78,630	0.0

11,200		Maruichi Steel Tube Ltd.	241,072	0.1

13,000		Mitsubishi Steel Manufacturing Co., Ltd.	33,118	0.0

213,600		Mitsubishi Chemical Holdings Corp.	941,612	0.2

63,000		Mitsubishi Gas Chemical Co., Inc.	358,156	0.1

226,520		Mitsubishi Materials Corp.	656,882	0.2

65,000		Mitsubishi Paper Mills Ltd.	64,599	0.0

156,000		Mitsui Chemicals, Inc.	390,652	0.1

99,000		Mitsui Mining & Smelting Co., Ltd.	217,186	0.1

1,400		MORESCO Corp.	15,406	0.0

5,000		Nakabayashi Co., Ltd.	12,047	0.0

30,000		Nakayama Steel Works Ltd.	20,035	0.0

6,000		Neturen Co., Ltd.	47,892	0.0

11,000		Nihon Nohyaku Co., Ltd.	48,719	0.0

7,000		Nihon Parkerizing Co., Ltd.	108,422	0.0

27,000		Nihon Yamamura Glass Co., Ltd.	60,418	0.0

7,000		Nippon Carbide Industries Co., Inc.	10,646	0.0

5,000		Nippon Chemical Industrial Co., Ltd.	7,560	0.0

2,000		Nippon Chutetsukan KK	4,297	0.0

16,500		Nippon Coke & Engineering Co., Ltd.	21,725	0.0

14,000		Nippon Concrete Industries Co., Ltd.	44,636	0.0

14,000		Nippon Denko Co., Ltd.	53,073	0.0

4,800		Nippon Fine Chemical Co., Ltd.	32,582	0.0

14,000		Nippon Kasei Chemical Co., Ltd.	20,958	0.0

28,000		Nippon Kayaku Co., Ltd.	263,549	0.1

9,000		Nippon Kinzoku Co., Ltd.	15,676	0.0

35,000		Nippon Koshuha Steel Co., Ltd.	39,876	0.0

71,000		Nippon Light Metal Co., Ltd.	91,605	0.0

46,000		Nippon Metal Industry Co., Ltd.	36,134	0.0

35,000		Nippon Paint Co., Ltd.	284,626	0.1

16,429	L	Nippon Paper Group, Inc.	260,815	0.1

4,000		Nippon Pillar Packing Co., Ltd.	34,667	0.0

29,000		Nippon Shokubai Co., Ltd.	350,958	0.1

23,000		Nippon Soda Co., Ltd.	92,632	0.0

889,000		Nippon Steel Corp.	2,016,400	0.5

6,000		Nippon Synthetic Chemical Industry Co., Ltd.	37,261	0.0

18,000		Nippon Valqua Industries Ltd.	49,534	0.0

45,000		Nippon Yakin Kogyo Co., Ltd.	64,403	0.0

28,700		Nissan Chemical Industries Ltd.	280,754	0.1

128,000		Nisshin Steel Co., Ltd.	179,660	0.1

12,000		Nittetsu Mining Co., Ltd.	48,340	0.0

29,900		Nitto Denko Corp.	1,281,058	0.3

17,000		NOF Corp.	84,927	0.0

2,800		Ohara, Inc.	28,480	0.0

154,000		OJI Paper Co., Ltd.	590,056	0.1

4,300		Okabe Co., Ltd.	25,628	0.0

12,000		Okamoto Industries, Inc.	45,889	0.0

10,000		Okura Industrial Co., Ltd.	24,487	0.0

2,800		Osaka Steel Co., Ltd.	50,656	0.0

See Accompanying Notes to Financial Statements

49

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

3,300	L	OSAKA Titanium Technologies Co.	101,544	0.0

22,000		Pacific Metals Co., Ltd.	90,520	0.0

2,800		Pack Corp.	47,632	0.0

25,000		Rengo Co., Ltd.	156,067	0.1

2,000		Sakata INX Corp.	9,671	0.0

9,000		Sanyo Chemical Industries Ltd.	57,220	0.0

16,000		Sanyo Special Steel Co., Ltd.	69,415	0.0

12,000		Sekisui Plastics Co., Ltd.	42,981	0.0

6,000		Shinagawa Refractories Co., Ltd.	14,084	0.0

61,700		Shin-Etsu Chemical Co., Ltd.	3,397,696	0.8

8,400		Shin-Etsu Polymer Co., Ltd.	38,861	0.0

232,000		Showa Denko KK	450,735	0.1

3,100		ST Corp.	34,975	0.0

2,000		Stella Chemifa Corp.	35,141	0.0

23,000		Sumitomo Bakelite Co., Ltd.	107,568	0.0

251,000		Sumitomo Chemical Co., Ltd.	771,537	0.2

68,000		Sumitomo Light Metal Industries Ltd.	71,275	0.0

655,000		Sumitomo Metal Industries Ltd.	1,080,492	0.3

89,000		Sumitomo Metal Mining Co., Ltd.	1,002,950	0.2

70,000		Sumitomo Osaka Cement Co., Ltd.	232,504	0.1

7,800		Sumitomo Pipe & Tube Co., Ltd.	70,530	0.0

9,000		Sumitomo Seika Chemicals Co., Ltd.	35,907	0.0

4,500		T Hasegawa Co., Ltd.	56,866	0.0

187,000		Taiheiyo Cement Corp.	429,396	0.1

1,900		Taisei Lamick Co., Ltd.	56,811	0.0

46,000		Taiyo Nippon Sanso Corp.	268,765	0.1

16,000	L	Takasago International Corp.	79,896	0.0

17,000		Takiron Co., Ltd.	57,020	0.0

9,000		Tayca Corp.	29,732	0.0

152,000		Teijin Ltd.	462,712	0.1

2,800		Tenma Corp.	29,813	0.0

6,000		Titan Kogyo KK	21,431	0.0

23,000		Toagosei Co., Ltd.	89,982	0.0

5,000		Toda Kogyo Corp.	26,904	0.0

4,900		Toho Titanium Co., Ltd.	53,107	0.0

19,000		Toho Zinc Co., Ltd.	75,233	0.0

34,000		Tokai Carbon Co., Ltd.	149,930	0.1

22,000		Tokushu Tokai Holdings Co., Ltd.	57,278	0.0

38,000	L	Tokuyama Corp.	93,866	0.0

6,300		Tokyo Ohka Kogyo Co., Ltd.	140,312	0.0

23,000		Tokyo Rope Manufacturing Co., Ltd.	43,348	0.0

11,500		Tokyo Steel Manufacturing Co., Ltd.	68,031	0.0

15,000		Tokyo Tekko Co., Ltd.	45,196	0.0

7,000		Tomoegawa Co., Ltd.	14,265	0.0

21,000		Tomoku Co., Ltd.	59,377	0.0

26,000		Topy Industries Ltd.	74,307	0.0

249,000		Toray Industries, Inc.	1,697,901	0.4

84,000		Tosoh Corp.	229,084	0.1

27,000		Toyo Ink Manufacturing Co., Ltd.	98,963	0.0

12,000		Toyo Kohan Co., Ltd.	42,896	0.0

26,700		Toyo Seikan Kaisha Ltd.	324,036	0.1

4,000		TYK Corp.	9,279	0.0

156,000		Ube Industries Ltd./Japan	362,855	0.1

11,000		Wood One Co., Ltd.	37,284	0.0

7,400		Yamato Kogyo Co., Ltd.	206,078	0.1

17,000		Yodogawa Steel Works Ltd.	65,591	0.0

2,000	@	Yuki Gosei Kogyo Co. Ltd	5,545	0.0

1,400		Yushiro Chemical Industry Co., Ltd.	14,911	0.0

31,000		Zeon Corp.	236,127	0.1

			32,860,650	7.4

		Telecommunication Services: 4.5%
503		KDDI Corp.	3,244,808	0.7

149,200		Nippon Telegraph & Telephone Corp.	6,957,273	1.6

2,652		NTT DoCoMo, Inc.	4,412,935	1.0

146,800		Softbank Corp.	5,464,437	1.2

			20,079,453	4.5

		Utilities: 2.9%
105,100	L	Chubu Electric Power Co., Inc.	1,704,265	0.4

50,700		Chugoku Electric Power Co., Inc.	836,184	0.2

23,200		Electric Power Development Co., Ltd.	609,679	0.1

32,300		Hokkaido Electric Power Co., Inc.	417,445	0.1

15,000		Hokkaido Gas Co., Ltd.	49,414	0.0

33,900		Hokuriku Electric Power Co.	527,889	0.1

129,000		Kansai Electric Power Co., Inc.	1,547,035	0.4

75,700		Kyushu Electric Power Co., Inc.	898,051	0.2

1,700		Okinawa Electric Power Co., Inc.	55,107	0.0

331,000		Osaka Gas Co., Ltd.	1,386,797	0.3

16,000		Saibu Gas Co., Ltd.	41,942	0.0

31,100		Shikoku Electric Power Co., Inc.	661,103	0.2

6,000		Shizuoka Gas Co., Ltd.	40,030	0.0

85,000		Toho Gas Co., Ltd.	527,534	0.1

86,300		Tohoku Electric Power Co., Inc.	867,122	0.2

264,400		Tokyo Electric Power Co., Inc.	511,771	0.1

402,000		Tokyo Gas Co., Ltd.	2,054,630	0.5

			12,735,998	2.9

	Total Common Stock
	(Cost $463,715,536)		438,644,392	98.6

See Accompanying Notes to Financial Statements

50

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc(1): 5.8%
6,102,972	Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $6,103,087, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $6,225,031, due 04/20/61-05/15/42)	6,102,972	1.4

6,102,972	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,103,072, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,225,031, due 07/01/42-02/20/61)	6,102,972	1.4

6,102,972	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $6,103,047, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $6,225,038, due 06/15/15)	6,102,972	1.3

6,102,972	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,103,097, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,225,031, due 10/01/14-02/25/44)	6,102,972	1.4

1,284,836	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,284,857, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,310,533, due 07/01/21-04/01/42)	1,284,836	0.3

		25,696,724	5 .8

	Total Short-Term Investments
	(Cost $25,696,724)	25,696,724	5.8

	Total Investments in Securities
	(Cost $489,412,260)	$464,341,116	104.4
	Liabilities in Excess of Other Assets	(19,690,999)	(4.4)

	Net Assets	$444,650,117	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $494,158,805.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$27,428,451
Gross Unrealized Depreciation	(57,246,140)

Net Unrealized Depreciation	$(29,817,689)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

51

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$48,953	$86,469,110	$–	$86,518,063
Consumer Staples	–	32,776,723	–	32,776,723
Energy	–	6,459,540	–	6,459,540
Financials	–	75,444,777	–	75,444,777
Health Care	–	28,197,397	–	28,197,397
Industrials	45,225	93,338,932	–	93,384,157
Information Technology	–	50,187,634	–	50,187,634
Materials	–	32,860,650	–	32,860,650
Telecommunication Services	–	20,079,453	–	20,079,453
Utilities	–	12,735,998	–	12,735,998

Total Common Stock	94,178	438,550,214	–	438,644,392

Short-Term Investments	–	25,696,724	–	25,696,724

Total Investments, at fair value	$94,178	$464,246,938	$–	$464,341,116

Other Financial Instruments+
Futures	602,544	–	–	602,544
Forward Foreign Currency Contracts	–	3,662	–	3,662

Total Assets	$696,722	$464,250,600	$–	$464,947,322

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(73,235)	$–	$(73,235)

Total Liabilities	$–	$(73,235)	$–	$(73,235)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Japanese Yen	260,000,000	Buy	09/19/12	$3,266,877	$3,256,359	$(10,518)
UBS AG	Japanese Yen	286,000,000	Buy	09/19/12	3,627,485	3,581,995	(45,490)

							$(56,008)

Credit Suisse First Boston	Japanese Yen	24,000,000	Sell	09/19/12	$304,249	$300,587	$3,662
JPMorgan Chase & Co.	Japanese Yen	220,000,000	Sell	09/19/12	2,738,154	2,755,381	(17,227)

							$(13,565)

ING Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Tokyo Price Index (TOPIX)	66	09/13/12	$6,349,409	$602,544

			$6,349,409	$602,544

See Accompanying Notes to Financial Statements

52

ING Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,662
Equity contracts	Net Assets - Unrealized appreciation*	602,544

Total Asset Derivatives		$606,206

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$73,235

Total Liability Derivatives		$73,235

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$105,616	$-	$105,616
Equity contracts	-	(571,287)	(571,287)

Total	$105,616	$(571,287)	$(465,671)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$(265,091)	$-	$(265,091)
Equity contracts	-	640,969	$640,969

Total	$(265,091)	$640,969	$375,878

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

53

ING Russell™ Large Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 12.8%
29,985	@	Amazon.com, Inc.	6,847,075	1.7

9,136		CBS Corp. - Class B	299,478	0.1

23,818		Coach, Inc.	1,392,877	0.3

105,952		Comcast Corp. – Class A	3,387,285	0.8

54,288	@	DIRECTV	2,650,340	0.7

126,865		Home Depot, Inc.	6,722,576	1.6

32,940		Las Vegas Sands Corp.	1,432,561	0.4

13,025		Lowe’s Cos., Inc.	370,431	0.1

84,233		McDonald’s Corp.	7,457,147	1.8

59,723		News Corp. - Class A	1,331,226	0.3

29,974		Nike, Inc.	2,631,118	0.6

4,128	@	Priceline.com, Inc.	2,743,139	0.7

62,869		Starbucks Corp.	3,352,175	0.8

3,069		Target Corp.	178,585	0.1

25,903		Time Warner Cable, Inc.	2,126,636	0.5

61,410		TJX Cos., Inc.	2,636,331	0.6

43,748		Viacom - Class B	2,057,031	0.5

54,517		Walt Disney Co.	2,644,075	0.6

38,174		Yum! Brands, Inc.	2,459,169	0.6

			52,719,255	12.8

		Consumer Staples: 15.0%
130,875		Altria Group, Inc.	4,521,731	1.1

160,994		Coca-Cola Co.	12,588,121	3.0

36,274		Colgate-Palmolive Co.	3,776,123	0.9

35,911		Costco Wholesale Corp.	3,411,545	0.8

21,459		CVS Caremark Corp.	1,002,779	0.2

19,073		Estee Lauder Cos., Inc.	1,032,231	0.3

42,010		General Mills, Inc.	1,619,065	0.4

18,930		Kellogg Co.	933,817	0.2

29,055		Kimberly-Clark Corp.	2,433,937	0.6

7,644		Kraft Foods, Inc.	295,211	0.1

129,628		PepsiCo, Inc.	9,159,515	2.2

129,916		Philip Morris International, Inc.	11,336,470	2.7

16,579		Procter & Gamble Co.	1,015,464	0.3

9,164		Reynolds American, Inc.	411,189	0.1

25,590		Sysco Corp.	762,838	0.2

110,527		Wal-Mart Stores, Inc.	7,705,943	1.9

			62,005,979	15.0

		Energy: 3.2%
22,344		EOG Resources, Inc.	2,013,418	0.5

24,407		Halliburton Co.	692,915	0.2

40,495		Kinder Morgan, Inc./Delaware	1,304,749	0.3

8,057		National Oilwell Varco, Inc.	519,193	0.1

110,529		Schlumberger Ltd.	7,174,437	1.7

51,851		Williams Cos., Inc.	1,494,346	0.4

			13,199,058	3.2

		Financials: 3.3%
53,363		American Express Co.	3,106,260	0.7

32,707		American Tower Corp.	2,286,546	0.6

5,647		Blackrock, Inc.	958,973	0.2

1,971		Equity Residential	122,912	0.0

2,677		Franklin Resources, Inc.	297,120	0.1

35,859		Marsh & McLennan Cos., Inc.	1,155,736	0.3

11,827		Public Storage, Inc.	1,707,937	0.4

21,136		Simon Property Group, Inc.	3,290,030	0.8

13,994		Travelers Cos., Inc.	893,377	0.2

			13,818,891	3.3

		Health Care: 11.1%
123,627		Abbott Laboratories	7,970,233	1.9

25,156		Allergan, Inc.	2,328,691	0.6

64,462		Amgen, Inc.	4,708,305	1.1

41,760		Baxter International, Inc.	2,219,544	0.5

15,660		Becton Dickinson & Co.	1,170,585	0.3

19,855	@	Biogen Idec, Inc.	2,866,665	0.7

127,115		Bristol-Myers Squibb Co.	4,569,784	1.1

15,492		Cardinal Health, Inc.	650,664	0.2

36,509	@	Celgene Corp.	2,342,417	0.6

2,036		Covidien PLC	108,926	0.0

30,909		Eli Lilly & Co.	1,326,305	0.3

66,762	@	Express Scripts Holding Co.	3,727,322	0.9

62,680	@	Gilead Sciences, Inc.	3,214,230	0.8

3,291	@	Intuitive Surgical, Inc.	1,822,523	0.4

51,217		Johnson & Johnson	3,460,221	0.8

19,510		McKesson Corp.	1,829,063	0.5

5,249		Medtronic, Inc.	203,294	0.1

18,891		Stryker Corp.	1,040,894	0.3

1,699		WellPoint, Inc.	108,379	0.0

			45,668,045	11.1

		Industrials: 11.2%
51,704		3M Co.	4,632,678	1.1

56,064		Boeing Co.	4,165,555	1.0

54,081		Caterpillar, Inc.	4,592,018	1.1

58,319		CSX Corp.	1,304,013	0.3

15,930		Cummins, Inc.	1,543,776	0.4

16,411		Danaher Corp.	854,685	0.2

32,969		Deere & Co.	2,666,203	0.7

51,135		Emerson Electric Co.	2,381,868	0.6

1,649		FedEx Corp.	151,065	0.0

64,581		Honeywell International, Inc.	3,606,203	0.9

33,200		Illinois Tool Works, Inc.	1,755,948	0.4

19,251		Lockheed Martin Corp.	1,676,377	0.4

12,045		Precision Castparts Corp.	1,981,282	0.5

39,473		Union Pacific Corp.	4,709,524	1.1

60,041		United Parcel Service, Inc. - Class B	4,728,829	1.1

75,539		United Technologies Corp.	5,705,461	1.4

			46,455,485	11.2

		Information Technology: 37.0%
53,368		Accenture PLC	3,206,883	0.8

23,569	@	Adobe Systems, Inc.	762,929	0.2

77,503	@	Apple, Inc.	45,261,752	10.9

40,540		Automatic Data Processing, Inc.	2,256,456	0.5

28,317		Broadcom Corp.	957,115	0.2

See Accompanying Notes to Financial Statements

54

ING Russell™ Large Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

25,236	@	Cognizant Technology Solutions Corp.	1,514,160	0.4

95,996	@	eBay, Inc.	4,032,792	1.0

174,038	@	EMC Corp.	4,460,594	1.1

34,911	@,L	Facebook, Inc.	1,086,430	0.3

21,456	@	Google, Inc. - Class A	12,445,982	3.0

90,347		International Business Machines Corp.	17,670,066	4.3

309,821		Intel Corp.	8,256,730	2.0

8,988		Mastercard, Inc.	3,865,829	0.9

623,890		Microsoft Corp.	19,084,795	4.6

24,204		Motorola Solutions, Inc.	1,164,454	0.3

316,687		Oracle Corp.	9,405,604	2.3

142,084		Qualcomm, Inc.	7,911,237	1.9

11,498	@	Salesforce.com, Inc.	1,589,713	0.4

63,742		Texas Instruments, Inc.	1,828,758	0.4

43,314		Visa, Inc.	5,354,910	1.3

7,329	@	VMware, Inc.	667,232	0.2

			152,784,421	37.0

		Materials: 2.9%
21,552		Ecolab, Inc.	1,476,959	0.4

77,663		EI Du Pont de Nemours & Co.	3,927,418	0.9

1,941		LyondellBasell Industries NV	78,164	0.0

44,213		Monsanto Co.	3,659,952	0.9

24,758		Praxair, Inc.	2,691,937	0.6

10,064		Southern Copper Corp.	317,117	0.1

			12,151,547	2.9

		Telecommunication Services: 2.5%
235,478		Verizon Communications, Inc.	10,464,642	2.5

	Total Common Stock
	(Cost $287,102,723)		409,267,323	99.0

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
		Securities Lending Collateralcc(1): 0.0%
134,410		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $134,412, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $137,098, due 07/01/21-04/01/42) (Cost $134,410)	134,410	0.0

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.9%
3,698,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,698,000)	3,698,000	0.9

	Total Short-Term Investments
	(Cost $3,832,410)	3,832,410	0.9

	Total Investments in Securities
	(Cost $290,935,133)	$413,099,733	99.9
	Assets in Excess of Other Liabilities	432,186	0.1

	Net Assets	$413,531,919	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $290,980,143.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$124,169,978
Gross Unrealized Depreciation	(2,050,388)

Net Unrealized Appreciation	$122,119,590

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

55

ING Russell™ Large Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$409,267,323	$–	$–	$409,267,323
Short-Term Investments	3,698,000	134,410	–	3,832,410

Total Investments, at fair value	$412,965,323	$134,410	$–	$413,099,733

Other Financial Instruments+
Futures	118,942	–	–	118,942

Total Assets	$413,084,265	$134,410	$–	$413,218,675

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	67	09/21/12	$4,543,940	$118,942

			$4,543,940	$118,942

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets - Unrealized appreciation*	$118,942

Total Asset Derivatives		$118,942

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

56

ING Russell™ Large Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$324,805

Total	$324,805

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	(56,223)

Total	$(56,223)

See Accompanying Notes to Financial Statements

57

ING Russell™ Large Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 9.9%
20,265	@	Amazon.com, Inc.	4,627,513	0.8

23,577		Carnival Corp.	807,984	0.1

36,310		CBS Corp. - Class B	1,190,242	0.2

16,233		Coach, Inc.	949,306	0.2

150,415		Comcast Corp. – Class A	4,808,768	0.9

36,691	@	DIRECTV	1,791,255	0.3

210,128		Ford Motor Co.	2,015,127	0.4

42,889	@	General Motors Co.	845,771	0.2

85,733		Home Depot, Inc.	4,542,992	0.8

38,098		Johnson Controls, Inc.	1,055,696	0.2

22,259		Las Vegas Sands Corp.	968,044	0.2

67,160		Lowe’s Cos., Inc.	1,910,030	0.3

56,925		McDonald’s Corp.	5,039,570	0.9

117,323		News Corp. - Class A	2,615,130	0.5

20,257		Nike, Inc.	1,778,159	0.3

2,789	@	Priceline.com, Inc.	1,853,346	0.3

42,488		Starbucks Corp.	2,265,460	0.4

37,032		Target Corp.	2,154,892	0.4

20,802		Thomson Reuters Corp.	591,817	0.1

17,505		Time Warner Cable, Inc.	1,437,160	0.3

53,771		Time Warner, Inc.	2,070,183	0.4

41,498		TJX Cos., Inc.	1,781,509	0.3

29,561		Viacom - Class B	1,389,958	0.2

100,110		Walt Disney Co.	4,855,335	0.9

25,742		Yum! Brands, Inc.	1,658,300	0.3

			55,003,547	9.9

		Consumer Staples: 11.5%
113,968		Altria Group, Inc.	3,937,594	0.7

36,881		Archer-Daniels-Midland Co.	1,088,727	0.2

108,798		Coca-Cola Co.	8,506,916	1.5

26,733		Colgate-Palmolive Co.	2,782,905	0.5

24,152		Costco Wholesale Corp.	2,294,440	0.4

71,550		CVS Caremark Corp.	3,343,532	0.6

12,887		Estee Lauder Cos., Inc.	697,444	0.1

36,260		General Mills, Inc.	1,397,460	0.3

13,600		Kellogg Co.	670,888	0.1

21,962		Kimberly-Clark Corp.	1,839,757	0.3

99,309		Kraft Foods, Inc.	3,835,314	0.7

87,599		PepsiCo, Inc.	6,189,745	1.1

95,533		Philip Morris International, Inc.	8,336,210	1.5

153,481		Procter & Gamble Co.	9,400,711	1.7

18,527		Reynolds American, Inc.	831,307	0.1

32,814		Sysco Corp.	978,185	0.2

48,250		Walgreen Co.	1,427,235	0.3

94,665		Wal-Mart Stores, Inc.	6,600,044	1.2

			64,158,414	11.5

		Energy: 11.3%
27,981		Anadarko Petroleum Corp.	1,852,342	0.3

21,891		Apache Corp.	1,924,000	0.3

24,566		Baker Hughes, Inc.	1,009,663	0.2

110,493		Chevron Corp.	11,657,012	2.1

70,829		ConocoPhillips	3,957,925	0.7

22,647		Devon Energy Corp.	1,313,300	0.2

15,101		EOG Resources, Inc.	1,360,751	0.2

261,925		ExxonMobil Corp.	22,412,922	4.0

51,691		Halliburton Co.	1,467,507	0.3

17,046		Hess Corp.	740,649	0.1

27,242		Kinder Morgan, Inc./Delaware	877,737	0.2

39,379		Marathon Oil Corp.	1,006,921	0.2

23,872		National Oilwell Varco, Inc.	1,538,312	0.3

45,429		Occidental Petroleum Corp.	3,896,445	0.7

35,025	@	Phillips 66	1,164,231	0.2

74,698		Schlumberger Ltd.	4,848,647	0.9

36,569		Spectra Energy Corp.	1,062,695	0.2

35,044		Williams Cos., Inc.	1,009,968	0.2

			63,101,027	11.3

		Financials: 13.5%
18,974		ACE Ltd.	1,406,543	0.2

26,190		Aflac, Inc.	1,115,432	0.2

27,600		Allstate Corp.	968,484	0.2

56,083		American Express Co.	3,264,591	0.6

36,105	@	American International Group, Inc.	1,158,610	0.2

22,101		American Tower Corp.	1,545,081	0.3

603,646		Bank of America Corp.	4,937,824	0.9

66,815		Bank of New York Mellon Corp.	1,466,589	0.3

39,135		BB&T Corp.	1,207,315	0.2

99,747	@	Berkshire Hathaway, Inc.	8,311,918	1.5

7,135		Blackrock, Inc.	1,211,666	0.2

26,300		Capital One Financial Corp.	1,437,558	0.3

60,186		Charles Schwab Corp.	778,205	0.1

15,123		Chubb Corp.	1,101,257	0.2

164,242		Citigroup, Inc.	4,501,873	0.8

3,708		CME Group, Inc.	994,152	0.2

29,704		Discover Financial Services	1,027,164	0.2

16,837		Equity Residential	1,049,955	0.2

7,798		Franklin Resources, Inc.	865,500	0.2

27,551		Goldman Sachs Group, Inc.	2,641,039	0.5

213,221		JPMorgan Chase & Co.	7,618,386	1.4

17,519		Loews Corp.	716,702	0.1

30,601		Marsh & McLennan Cos., Inc.	986,270	0.2

47,648		Metlife, Inc.	1,469,941	0.3

86,297		Morgan Stanley	1,259,073	0.2

29,622		PNC Financial Services Group, Inc.	1,810,200	0.3

26,165		Prudential Financial, Inc.	1,267,171	0.2

7,994		Public Storage, Inc.	1,154,414	0.2

16,984		Simon Property Group, Inc.	2,643,729	0.5

27,367		State Street Corp.	1,221,663	0.2

21,736		Travelers Cos., Inc.	1,387,626	0.2

106,101		US Bancorp.	3,412,208	0.6

274,424		Wells Fargo & Co.	9,176,739	1.6

			75,114,878	13.5

See Accompanying Notes to Financial Statements

58

ING Russell™ Large Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Health Care: 12.3%
88,129		Abbott Laboratories	5,681,677	1.0

19,465		Aetna, Inc.	754,658	0.1

16,998		Allergan, Inc.	1,573,505	0.3

43,558		Amgen, Inc.	3,181,476	0.6

30,836		Baxter International, Inc.	1,638,933	0.3

11,351		Becton Dickinson & Co.	848,487	0.2

13,359	@	Biogen Idec, Inc.	1,928,772	0.3

94,325		Bristol-Myers Squibb Co.	3,390,984	0.6

19,387		Cardinal Health, Inc.	814,254	0.1

24,670	@	Celgene Corp.	1,582,827	0.3

27,009		Covidien PLC	1,444,982	0.3

57,389		Eli Lilly & Co.	2,462,562	0.4

45,118	@	Express Scripts Holding Co.	2,518,938	0.5

42,425	@	Gilead Sciences, Inc.	2,175,554	0.4

2,224	@	Intuitive Surgical, Inc.	1,231,629	0.2

153,833		Johnson & Johnson	10,392,957	1.9

13,185		McKesson Corp.	1,236,094	0.2

58,093		Medtronic, Inc.	2,249,942	0.4

170,358		Merck & Co., Inc.	7,112,447	1.3

419,428		Pfizer, Inc.	9,646,844	1.7

17,332		Stryker Corp.	954,993	0.2

20,573		Thermo Fisher Scientific, Inc.	1,067,944	0.2

58,109		UnitedHealth Group, Inc.	3,399,377	0.6

18,535		WellPoint, Inc.	1,182,348	0.2

			68,472,184	12.3

		Industrials: 9.8%
38,864		3M Co.	3,482,214	0.6

41,954		Boeing Co.	3,117,182	0.6

36,548		Caterpillar, Inc.	3,103,291	0.6

58,150		CSX Corp.	1,300,234	0.2

10,848		Cummins, Inc.	1,051,280	0.2

32,518		Danaher Corp.	1,693,537	0.3

22,282		Deere & Co.	1,801,945	0.3

41,093		Emerson Electric Co.	1,914,112	0.3

17,667		FedEx Corp.	1,618,474	0.3

17,798		General Dynamics Corp.	1,173,956	0.2

593,467		General Electric Co.	12,367,852	2.2

43,516		Honeywell International, Inc.	2,429,933	0.4

23,850		Illinois Tool Works, Inc.	1,261,427	0.2

14,654		Lockheed Martin Corp.	1,276,070	0.2

18,254		Norfolk Southern Corp.	1,310,090	0.2

14,089		Northrop Grumman Corp.	898,737	0.2

8,140		Precision Castparts Corp.	1,338,949	0.2

18,850		Raytheon Co.	1,066,722	0.2

25,928		Tyco International Ltd.	1,370,295	0.3

26,674		Union Pacific Corp.	3,182,475	0.6

40,623		United Parcel Service, Inc. - Class B	3,199,468	0.6

51,048		United Technologies Corp.	3,855,655	0.7

26,218		Waste Management, Inc.	875,681	0.2

			54,689,579	9.8

		Information Technology: 21.1%
36,061		Accenture PLC	2,166,905	0.4

27,897	@	Adobe Systems, Inc.	903,026	0.2

52,375	@	Apple, Inc.	30,587,000	5.5

27,399		Automatic Data Processing, Inc.	1,525,028	0.3

30,858		Broadcom Corp.	1,043,000	0.2

300,051		Cisco Systems, Inc.	5,151,876	0.9

17,057	@	Cognizant Technology Solutions Corp.	1,023,420	0.2

85,002		Corning, Inc.	1,099,076	0.2

82,579	@	Dell, Inc.	1,033,889	0.2

64,870	@	eBay, Inc.	2,725,189	0.5

117,619	@	EMC Corp.	3,014,575	0.5

23,589	@	Facebook, Inc.	734,090	0.1

14,500	@	Google, Inc. - Class A	8,411,015	1.5

110,766		Hewlett-Packard Co.	2,227,504	0.4

61,057		International Business Machines Corp.	11,941,528	2.1

281,795		Intel Corp.	7,509,837	1.4

6,074		Mastercard, Inc.	2,612,488	0.5

421,614		Microsoft Corp.	12,897,172	2.3

16,364		Motorola Solutions, Inc.	787,272	0.1

214,007		Oracle Corp.	6,356,008	1.1

96,016		Qualcomm, Inc.	5,346,171	1.0

7,771	@	Salesforce.com, Inc.	1,074,418	0.2

64,204		Texas Instruments, Inc.	1,842,013	0.3

29,271		Visa, Inc.	3,618,774	0.7

4,955	@	VMware, Inc.	451,103	0.1

68,750	@	Yahoo!, Inc.	1,088,313	0.2

			117,170,690	21.1

		Materials: 2.9%
11,719		Air Products & Chemicals, Inc.	946,075	0.2

66,951		Dow Chemical Co.	2,108,956	0.4

14,568		Ecolab, Inc.	998,345	0.2

52,491		EI Du Pont de Nemours & Co.	2,654,470	0.5

53,155		Freeport-McMoRan Copper & Gold, Inc.	1,810,991	0.3

17,997		LyondellBasell Industries NV	724,739	0.1

29,878		Monsanto Co.	2,473,301	0.4

16,613		Mosaic Co/The	909,728	0.2

27,478		Newmont Mining Corp.	1,332,958	0.2

16,772		Praxair, Inc.	1,823,620	0.3

9,085		Southern Copper Corp.	286,268	0.1

			16,069,451	2.9

		Telecommunication Services: 3.6%
328,392		AT&T, Inc.	11,710,459	2.1

34,795		CenturyTel, Inc.	1,374,054	0.2

159,134		Verizon Communications, Inc.	7,071,915	1.3

			20,156,428	3.6

		Utilities: 2.8%
27,126		American Electric Power Co., Inc.	1,082,327	0.2

16,410		Consolidated Edison, Inc.	1,020,538	0.2

31,832		Dominion Resources, Inc.	1,718,928	0.3

117,989		Duke Energy Corp.	2,720,826	0.5

47,739		Exelon Corp.	1,795,941	0.3

23,422		FirstEnergy Corp.	1,152,128	0.2

23,331		NextEra Energy, Inc.	1,605,406	0.3

See Accompanying Notes to Financial Statements

59

ING Russell™ Large Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

23,661	Pacific Gas & Electric Co.	1,071,134	0.2

28,337	Public Service Enterprise Group, Inc.	920,953	0.2

48,653	Southern Co.	2,252,634	0.4

		15,340,815	2.8

	Total Common Stock (Cost $344,262,701)	549,277,013	98.7

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
7,898,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,898,000)	7,898,000	1.4

	Total Short-Term Investments (Cost $7,898,000)	7,898,000	1.4

	Total Investments in Securities (Cost $352,160,701)	$557,175,013	100.1
	Liabilities in Excess of Other Assets	(446,124)	(0.1)

	Net Assets	$556,728,889	100.0

@	Non-income producing security

Cost for federal income tax purposes is $357,851,381.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$209,205,851
Gross Unrealized Depreciation	(9,882,219)

Net Unrealized Appreciation	$199,323,632

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$549,277,013	$–	$–	$549,277,013
Short-Term Investments	7,898,000	–	–	7,898,000

Total Investments, at fair value	$557,175,013	$–	$–	$557,175,013

Other Financial Instruments+
Futures	216,646	–	–	216,646

Total Assets	$557,391,659	$–	$–	$557,391,659

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

60

ING Russell™ Large Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	123	09/21/12	$8,341,860	$216,646

			$8,341,860	$216,646

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity Contracts	Net Assets - Unrealized appreciation*	$216,646

Total Asset Derivatives		$216,646

* Includes cumulative appreciation/depreciation of futures contracts as reported in the following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$1,999,617

Total	$1,999,617

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$(551,558)

Total	$(551,558)

See Accompanying Notes to Financial Statements

61

ING Russell™ Large Cap Value Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 7.0%
8,200		Carnival Corp.	281,014	0.3

10,596		CBS Corp. - Class B	347,337	0.4

27,719		Comcast Corp. – Class A	886,176	0.9

73,901		Ford Motor Co.	708,711	0.7

15,083	@	General Motors Co.	297,437	0.3

13,398		Johnson Controls, Inc.	371,259	0.4

20,522		Lowe’s Cos., Inc.	583,646	0.6

27,069		News Corp. - Class A	603,368	0.6

12,295		Target Corp.	715,446	0.7

7,314		Thomson Reuters Corp.	208,083	0.2

18,910		Time Warner, Inc.	728,035	0.8

22,251		Walt Disney Co.	1,079,173	1.1

			6,809,685	7.0

		Consumer Staples: 8.0%
8,979		Altria Group, Inc.	310,224	0.3

12,950		Archer-Daniels-Midland Co.	382,284	0.4

781		Colgate-Palmolive Co.	81,302	0.1

20,145		CVS Caremark Corp.	941,376	1.0

2,768		General Mills, Inc.	106,679	0.1

300		Kellogg Co.	14,799	0.0

820		Kimberly-Clark Corp.	68,691	0.1

33,108		Kraft Foods, Inc.	1,278,631	1.3

2,722		Philip Morris International, Inc.	237,522	0.2

50,035		Procter & Gamble Co.	3,064,644	3.1

4,307		Reynolds American, Inc.	193,255	0.2

5,457		Sysco Corp.	162,673	0.2

16,996		Walgreen Co.	502,742	0.5

7,025		Wal-Mart Stores, Inc.	489,783	0.5

			7,834,605	8.0

		Energy: 19.5%
9,841		Anadarko Petroleum Corp.	651,474	0.7

7,699		Apache Corp.	676,665	0.7

8,637		Baker Hughes, Inc.	354,981	0.3

38,858		Chevron Corp.	4,099,519	4.2

24,909		ConocoPhillips	1,391,915	1.4

7,967		Devon Energy Corp.	462,006	0.5

92,113		ExxonMobil Corp.	7,882,109	8.1

12,381		Halliburton Co.	351,497	0.3

5,997		Hess Corp.	260,570	0.3

13,896		Marathon Oil Corp.	355,321	0.4

6,481		National Oilwell Varco, Inc.	417,636	0.4

15,978		Occidental Petroleum Corp.	1,370,433	1.4

12,318	@	Phillips 66	409,450	0.4

12,858		Spectra Energy Corp.	373,653	0.4

			19,057,229	19.5

		Financials: 23.8%
6,672		ACE Ltd.	494,595	0.5

9,211		Aflac, Inc.	392,296	0.4

9,663		Allstate Corp.	339,075	0.3

7,043		American Express Co.	409,973	0.4

12,702	@	American International Group, Inc.	407,607	0.4

212,288		Bank of America Corp.	1,736,516	1.8

23,700		Bank of New York Mellon Corp.	520,215	0.5

13,761		BB&T Corp.	424,527	0.4

35,081	@	Berkshire Hathaway, Inc.	2,923,300	3.0

1,167		Blackrock, Inc.	198,180	0.2

10,500		Capital One Financial Corp.	573,930	0.6

21,162		Charles Schwab Corp.	273,625	0.3

5,318		Chubb Corp.	387,257	0.4

57,758		Citigroup, Inc.	1,583,147	1.6

1,310		CME Group, Inc.	351,224	0.4

10,448		Discover Financial Services	361,292	0.4

5,455		Equity Residential	340,174	0.3

2,107		Franklin Resources, Inc.	233,856	0.2

9,689		Goldman Sachs Group, Inc.	928,787	1.0

74,985		JPMorgan Chase & Co.	2,679,214	2.7

6,100		Loews Corp.	249,551	0.3

2,239		Marsh & McLennan Cos., Inc.	72,163	0.1

16,757		Metlife, Inc.	516,953	0.5

30,348		Morgan Stanley	442,777	0.5

10,416		PNC Financial Services Group, Inc.	636,522	0.7

9,280		Prudential Financial, Inc.	449,430	0.5

950		Simon Property Group, Inc.	147,877	0.2

9,620		State Street Corp.	429,437	0.4

4,339		Travelers Cos., Inc.	277,002	0.3

37,313		US Bancorp.	1,199,986	1.2

96,511		Wells Fargo & Co.	3,227,328	3.3

			23,207,816	23.8

		Health Care: 13.6%
1,613		Abbott Laboratories	103,990	0.1

6,730		Aetna, Inc.	260,922	0.3

923		Baxter International, Inc.	49,057	0.0

272		Becton Dickinson & Co.	20,332	0.0

3,061		Bristol-Myers Squibb Co.	110,043	0.1

3,136		Cardinal Health, Inc.	131,712	0.1

9,015		Covidien PLC	482,303	0.5

12,836		Eli Lilly & Co.	550,793	0.6

41,927		Johnson & Johnson	2,832,588	2.9

19,186		Medtronic, Inc.	743,074	0.8

59,914		Merck & Co., Inc.	2,501,409	2.6

147,505		Pfizer, Inc.	3,392,615	3.5

1,611		Stryker Corp.	88,766	0.1

7,237		Thermo Fisher Scientific, Inc.	375,673	0.4

20,436		UnitedHealth Group, Inc.	1,195,506	1.2

6,113		WellPoint, Inc.	389,948	0.4

			13,228,731	13.6

		Industrials: 8.4%
1,381		3M Co.	123,737	0.1

See Accompanying Notes to Financial Statements

62

ING Russell™ Large Cap Value Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,432		Boeing Co.	106,398	0.1

6,610		CSX Corp.	147,800	0.2

7,536		Danaher Corp.	392,475	0.4

2,298		Emerson Electric Co.	107,041	0.1

5,821		FedEx Corp.	533,262	0.5

6,259		General Dynamics Corp.	412,844	0.4

208,710		General Electric Co.	4,349,516	4.5

470		Illinois Tool Works, Inc.	24,858	0.0

600		Lockheed Martin Corp.	52,248	0.1

6,417		Norfolk Southern Corp.	460,548	0.5

5,000		Northrop Grumman Corp.	318,950	0.3

6,566		Raytheon Co.	371,570	0.4

9,118		Tyco International Ltd.	481,886	0.5

9,050		Waste Management, Inc.	302,270	0.3

			8,185,403	8.4

		Information Technology: 5.0%
4,174	@	Adobe Systems, Inc.	135,112	0.1

4,125		Broadcom Corp.	139,425	0.1

105,519		Cisco Systems, Inc.	1,811,761	1.9

30,065		Corning, Inc.	388,741	0.4

29,045	@	Dell, Inc.	363,643	0.4

38,952		Hewlett-Packard Co.	783,325	0.8

25,468		Intel Corp.	678,722	0.7

7,394		Texas Instruments, Inc.	212,134	0.2

24,008	@	Yahoo!, Inc.	380,047	0.4

			4,892,910	5.0

		Materials: 2.9%
4,165		Air Products & Chemicals, Inc.	336,240	0.4

23,547		Dow Chemical Co.	741,730	0.8

18,697		Freeport-McMoRan Copper & Gold, Inc.	637,007	0.7

5,866		LyondellBasell Industries NV	236,224	0.2

5,843		Mosaic Co/The	319,963	0.3

9,664		Newmont Mining Corp.	468,801	0.5

806		Southern Copper Corp.	25,397	0.0

			2,765,362	2.9

		Telecommunication Services: 4.7%
115,491		AT&T, Inc.	4,118,409	4.2

12,238		CenturyTel, Inc.	483,278	0.5

			4,601,687	4.7

		Utilities: 5.5%
9,540		American Electric Power Co., Inc.	380,646	0.4

5,771		Consolidated Edison, Inc.	358,899	0.4

11,258		Dominion Resources, Inc.	607,932	0.6

41,438		Duke Energy Corp.	955,560	1.0

16,792		Exelon Corp.	631,715	0.6

8,239		FirstEnergy Corp.	405,276	0.4

8,216		NextEra Energy, Inc.	565,343	0.6

8,319		Pacific Gas & Electric Co.	376,601	0.4

9,967		Public Service Enterprise Group, Inc.	323,928	0.3

17,113	Southern Co.	792,332	0.8

		5,398,232	5.5

	Total Common Stock
	(Cost $74,912,113)	95,981,660	98.4

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
1,805,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,805,000)	1,805,000	1.8

	Total Short-Term Investments
	(Cost $1,805,000)	1,805,000	1.8

	Total Investments in Securities
	(Cost $76,717,113)	$ 97,786,660	100.2
	Liabilities in Excess of Other Assets	(189,734)	(0 .2)

	Net Assets	$ 97,596,926	100.0

@	Non-income producing security

Cost for federal income tax purposes is $80,554,793.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,757,539
Gross Unrealized Depreciation	(5,525,672)

Net Unrealized Appreciation	$17,231,867

See Accompanying Notes to Financial Statements

63

ING Russell™ Large Cap Value Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$95,981,660	$–	$–	$95,981,660
Short-Term Investments	1,805,000	–	–	1,805,000

Total Investments, at fair value	$97,786,660	$–	$–	$97,786,660

Other Financial Instruments+
Futures	45,856	–	–	45,856

Total Assets	$97,832,516	$–	$–	$97,832,516

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	26	09/21/12	$1,763,320	$45,856

			$1,763,320	$45,856

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets - Unrealized appreciation*	$45,856

Total Asset Derivatives		$45,856

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

64

ING Russell™ Large Cap Value Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$217,566

Total	$217,566

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$(389)

Total	$(389)

See Accompanying Notes to Financial Statements

65

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.6%
		Consumer Discretionary: 23.9%
8,500		Aaron’s, Inc.	240,635	0.1

10,725		Advance Auto Parts, Inc.	731,660	0.3

3,794	L	Allison Transmission Holdings, Inc.	66,623	0.0

8,276	@	AMC Networks, Inc.	294,212	0.1

22,052		American Eagle Outfitters	435,086	0.2

14,816	@	Apollo Group, Inc. - Class A	536,191	0.2

17,808	@	Ascena Retail Group, Inc.	331,585	0.1

2,880	@,L	Autonation, Inc.	101,606	0.0

5,519	@	Autozone, Inc.	2,026,411	0.7

6,248	@	Bally Technologies, Inc.	291,532	0.1

33,630	@	Bed Bath & Beyond, Inc.	2,078,334	0.7

9,601	@	Big Lots, Inc.	391,625	0.1

16,616	@	BorgWarner, Inc.	1,089,843	0.4

10,800		Brinker International, Inc.	344,196	0.1

3,234		Cablevision Systems Corp.	42,980	0.0

6,019	@	Carmax, Inc.	156,133	0.1

7,017	@	Carter’s, Inc.	369,094	0.1

7,071	@	Charter Communications, Inc.	501,122	0.2

17,040		Chico’s FAS, Inc.	252,874	0.1

4,597	@	Chipotle Mexican Grill, Inc.	1,746,630	0.6

340		Choice Hotels International, Inc.	13,576	0.0

16,649		Cinemark Holdings, Inc.	380,430	0.1

3,562		Clear Channel Outdoor Holdings, Inc.	21,443	0.0

18,651		Darden Restaurants, Inc.	944,300	0.3

3,468	@,L	Deckers Outdoor Corp.	152,627	0.1

47,584	@	Delphi Automotive PLC	1,213,392	0.4

13,458		Dick’s Sporting Goods, Inc.	645,984	0.2

36,957	@	Discovery Communications, Inc. - Class A	1,995,678	0.7

23,120		Dish Network Corp. - Class A	660,076	0.2

26,775	@	Dollar General Corp.	1,456,292	0.5

33,624	@	Dollar Tree, Inc.	1,808,971	0.6

2,942		D.R. Horton, Inc.	54,074	0.0

4,485		DSW, Inc.	243,984	0.1

11,785		Dunkin’ Brands Group, Inc.	404,697	0.1

7,790		Expedia, Inc.	374,465	0.1

14,012		Family Dollar Stores, Inc.	931,518	0.3

4,538		Foot Locker, Inc.	138,772	0.1

7,919	@	Fossil, Inc.	606,120	0.2

43,918		Gap, Inc.	1,201,597	0.4

1,080	L	Garmin Ltd.	41,353	0.0

20,675		Gentex Corp.	431,487	0.2

22,603		Genuine Parts Co.	1,361,831	0.5

10,732		GNC Holdings, Inc.	420,694	0.2

35,600	@	Goodyear Tire & Rubber Co.	420,436	0.2

6,263	@,L	Groupon, Inc.	66,576	0.0

26,160		H&R Block, Inc.	418,037	0.2

14,140	@	Hanesbrands, Inc.	392,102	0.1

33,564		Harley-Davidson, Inc.	1,534,882	0.5

15,109		Hasbro, Inc.	511,742	0.2

4,148	@	HomeAway, Inc.	90,178	0.0

23,709		International Game Technology	373,417	0.1

3,865		Interpublic Group of Cos., Inc.	41,935	0.0

3,498	@,L	ITT Educational Services, Inc.	212,504	0.1

2,646		Jarden Corp.	111,185	0.0

2,945		John Wiley & Sons, Inc.	144,276	0.1

2,433		Kohl’s Corp.	110,677	0.0

9,633	@	Lamar Advertising Co.	275,504	0.1

38,029	@	Liberty Global, Inc.	1,887,379	0.7

11,585	@	Liberty Media Corp. - Interactive	206,097	0.1

1,022	@	Liberty Media Corp. - Liberty Capital	89,844	0.0

21,373	@	LKQ Corp.	713,858	0.3

34,997		Limited Brands, Inc.	1,488,422	0.5

8,114		Macy’s, Inc.	278,716	0.1

514	@	The Madison Square Garden, Inc.	19,244	0.0

33,976		Marriott International, Inc.	1,331,859	0.5

38,212		Mattel, Inc.	1,239,597	0.4

40,546		McGraw-Hill Cos., Inc.	1,824,570	0.6

12,292	@	Michael Kors Holdings Ltd.	514,297	0.2

3,560		Morningstar, Inc.	205,910	0.1

8,049	@	NetFlix, Inc.	551,115	0.2

22,760		Nordstrom, Inc.	1,130,944	0.4

656	@	NVR, Inc.	557,600	0.2

39,518		Omnicom Group	1,920,575	0.7

18,278	@	O’Reilly Automotive, Inc.	1,531,148	0.5

14,794	@,L	Pandora Media, Inc.	160,811	0.1

4,151	@	Panera Bread Co.	578,815	0.2

767	@	Penn National Gaming, Inc.	34,201	0.0

15,713		Petsmart, Inc.	1,071,312	0.4

9,434		Polaris Industries, Inc.	674,342	0.2

9,416		PVH Corp.	732,471	0.3

8,898		Ralph Lauren Corp.	1,246,254	0.4

3,960	L	Regal Entertainment Group	54,490	0.0

32,839		Ross Stores, Inc.	2,051,452	0.7

21,034	@	Sally Beauty Holdings, Inc.	541,415	0.2

12,314		Scripps Networks Interactive - Class A	700,174	0.3

550,948	@	Sirius XM Radio, Inc.	1,019,254	0.4

9,434	@	Tempur-Pedic International, Inc.	220,661	0.1

9,489	@,L	Tesla Motors, Inc.	296,911	0.1

444		Thor Industries, Inc.	12,170	0.0

15,432		Tiffany & Co.	817,124	0.3

10,526		Tractor Supply Co.	874,290	0.3

11,846	@	TripAdvisor, Inc.	529,398	0.2

8,104		Tupperware Corp.	443,775	0.2

9,115		Ulta Salon Cosmetics & Fragrance, Inc.	851,159	0.3

5,629	@	Under Armour, Inc.	531,828	0.2

15,431	@	Urban Outfitters, Inc.	425,741	0.2

12,707		VF Corp.	1,695,749	0.6

40,261	L	Virgin Media, Inc.	981,966	0.4

400	@	Visteon Corp.	15,000	0.0

8,668	@	WABCO Holdings, Inc.	458,797	0.2

See Accompanying Notes to Financial Statements 66

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

3,855		Weight Watchers International, Inc.	198,764	0.1

7,196		Williams-Sonoma, Inc.	251,644	0.1

21,149		Wyndham Worldwide Corp.	1,115,398	0.4

11,554		Wynn Resorts Ltd.	1,198,381	0.4

			67,510,106	23.9

		Consumer Staples: 8.3%
48,256		Avon Products, Inc.	782,230	0.3

12,634		Brown-Forman Corp.	1,223,603	0.4

19,904		Campbell Soup Co.	664,395	0.2

12,425		Church & Dwight Co., Inc.	689,215	0.3

1,160		Clorox Co.	84,054	0.0

3,179		Coca-Cola Enterprises, Inc.	89,139	0.0

22,945	@	Dean Foods Co.	390,753	0.1

30,711		Dr Pepper Snapple Group, Inc.	1,343,606	0.5

16,310		Flowers Foods, Inc.	378,881	0.1

3,985	@	Fresh Market, Inc.	213,716	0.1

16,881	@,L	Green Mountain Coffee Roasters, Inc.	367,668	0.1

16,941		Herbalife Ltd.	818,758	0.3

21,756		Hershey Co.	1,567,085	0.6

13,300		Hillshire Brands Co.	385,567	0.1

28,890		HJ Heinz Co.	1,571,038	0.6

11,128		Hormel Foods Corp.	338,514	0.1

2,371		Ingredion, Inc.	117,412	0.1

81,316		Kroger Co.	1,885,718	0.7

18,920		Lorillard, Inc.	2,496,494	0.9

19,224		McCormick & Co., Inc.	1,165,936	0.4

29,558		Mead Johnson Nutrition Co.	2,379,715	0.9

20,896	@	Monster Beverage Corp.	1,487,795	0.5

8,195		Nu Skin Enterprises, Inc.	384,345	0.1

4,812		Safeway, Inc.	87,338	0.0

26,609		Whole Foods Market, Inc.	2,536,370	0.9

			23,449,345	8.3

		Energy: 5.0%
2,600	@	Atwood Oceanics, Inc.	98,384	0.0

30,415		Cabot Oil & Gas Corp.	1,198,351	0.4

27,420	@	Cameron International Corp.	1,171,108	0.4

2,800	L	CARBO Ceramics, Inc.	214,844	0.1

17,676	@	Cheniere Energy, Inc.	260,544	0.1

25,122	@	Cobalt International Energy, Inc.	590,367	0.2

15,078	@	Concho Resources, Inc.	1,283,439	0.5

6,097	@	Continental Resources, Inc.	406,182	0.1

10,966	@	Dresser-Rand Group, Inc.	488,426	0.2

34,661	@	FMC Technologies, Inc.	1,359,751	0.5

6,306		Golar LNG Ltd.	237,736	0.1

3,211		Helmerich & Payne, Inc.	139,614	0.1

10,237	@	Kosmos Energy LLC	113,119	0.0

2,758	@	Laredo Petroleum Holdings, Inc.	57,366	0.0

5,722		Noble Energy, Inc.	485,340	0.2

15,690		Oceaneering International, Inc.	750,924	0.3

6,463	@	Oil States International, Inc.	427,851	0.2

14,892		Pioneer Natural Resources Co.	1,313,623	0.5

23,509		Range Resources Corp.	1,454,502	0.5

7,777	L	RPC, Inc.	92,469	0.0

1,374	@	SEACOR Holdings, Inc.	122,808	0.0

7,749		SM Energy Co.	380,553	0.1

17,516	@	Southwestern Energy Co.	559,286	0.2

13,148		Sunoco, Inc.	624,530	0.2

2,422	@	Whiting Petroleum Corp.	99,593	0.0

3,336		World Fuel Services Corp.	126,868	0.1

			14,057,578	5.0

		Financials: 7.7%
5,556	@	Affiliated Managers Group, Inc.	608,104	0.2

2,687		Allied World Assurance Co. Holdings Ltd.	213,536	0.1

1,074		American Campus Communities, Inc.	48,308	0.0

4,025	@	Aon PLC	188,289	0.1

13,765		Apartment Investment & Management Co.	372,068	0.1

2,200	@	Arch Capital Group Ltd.	87,318	0.0

17,179		Arthur J. Gallagher & Co.	602,468	0.2

3,671		Boston Properties, Inc.	397,826	0.1

3,157		BRE Properties, Inc.	157,913	0.1

1,513		Brown & Brown, Inc.	41,259	0.0

8,763		Camden Property Trust	592,992	0.2

10,962		CBOE Holdings, Inc.	303,428	0.1

47,550	@	CBRE Group, Inc.	777,918	0.3

15,973		Digital Realty Trust, Inc.	1,199,093	0.4

16,745		Eaton Vance Corp.	451,278	0.2

647		Endurance Specialty Holdings Ltd.	24,793	0.0

4,946		Equity Lifestyle Properties, Inc.	341,126	0.1

3,746		Erie Indemnity Co.	268,251	0.1

5,104		Essex Property Trust, Inc.	785,608	0.3

9,470		Extra Space Storage, Inc.	289,782	0.1

7,275		Federal Realty Investment Trust	757,255	0.3

10,760	L	Federated Investors, Inc.	235,106	0.1

2,973		Hanover Insurance Group, Inc.	116,333	0.0

4,258		HCP, Inc.	187,991	0.1

3,766		Home Properties, Inc.	231,082	0.1

10,546	@	IntercontinentalExchange, Inc.	1,434,045	0.5

763		Kilroy Realty Corp.	36,937	0.0

16,569		Lazard Ltd.	430,628	0.2

6,747		Leucadia National Corp.	143,509	0.1

6,323	@	LPL Financial Holdings, Inc.	213,528	0.1

5,604		Mid-America Apartment Communities, Inc.	382,417	0.1

28,380		Moody’s Corp.	1,037,289	0.4

17,398	@	MSCI, Inc. - Class A	591,880	0.2

11,196		People’s United Financial, Inc.	129,986	0.1

23,407		Plum Creek Timber Co., Inc.	929,258	0.3

3,226		Post Properties, Inc.	157,913	0.1

14,062		Rayonier, Inc.	631,384	0.2

7,849		Regency Centers Corp.	373,377	0.1

19,898		SEI Investments Co.	395,771	0.1

1,212	@	Signature Bank	73,896	0.0

1,115	@,L	St. Joe Co.	17,628	0.0

28,654		Starwood Hotels & Resorts Worldwide, Inc.	1,519,808	0.5

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

36,979		T. Rowe Price Group, Inc.	2,328,198	0.8

13,430		Tanger Factory Outlet Centers, Inc.	430,431	0.2

2,651		Taubman Centers, Inc.	204,551	0.1

2,186		Validus Holdings Ltd.	70,018	0.0

12,540		Waddell & Reed Financial, Inc.	379,711	0.1

24,929		Weyerhaeuser Co.	557,412	0.2

			21,748,700	7.7

		Health Care: 13.8%
50,393		Agilent Technologies, Inc.	1,977,421	0.7

27,846	@	Alexion Pharmaceuticals, Inc.	2,765,108	1.0

4,938	@	AMERIGROUP Corp.	325,464	0.1

36,669		AmerisourceBergen Corp.	1,442,925	0.5

21,344	@	Amylin Pharmaceuticals, Inc.	602,541	0.2

24,031	@	Ariad Pharmaceuticals, Inc.	413,573	0.1

17,709	@	BioMarin Pharmaceuticals, Inc.	700,922	0.2

13,516	@	Bruker BioSciences Corp.	179,898	0.1

7,337	@	Catalyst Health Solutions, Inc.	685,569	0.2

21,005	@	Cerner Corp.	1,736,273	0.6

4,502	@	Charles River Laboratories International, Inc.	147,486	0.1

2,046		Cooper Cos., Inc.	163,189	0.1

510	@	Covance, Inc.	24,403	0.0

12,175		CR Bard, Inc.	1,308,082	0.5

13,628	@	DaVita, Inc.	1,338,406	0.5

9,168		Densply International, Inc.	346,642	0.1

16,612	@	Edwards Lifesciences Corp.	1,716,020	0.6

10,683	@	Endo Pharmaceuticals Holdings, Inc.	330,959	0.1

6,608	@	Gen-Probe, Inc.	543,178	0.2

15,494		HCA Holdings, Inc.	471,482	0.2

7,398	@	Henry Schein, Inc.	580,669	0.2

28,868	@	Human Genome Sciences, Inc.	379,037	0.1

7,979	@	Idexx Laboratories, Inc.	767,021	0.3

17,898	@	Illumina, Inc.	722,900	0.3

13,942	@,L	Incyte Corp., Ltd.	316,483	0.1

14,034	@	Laboratory Corp. of America Holdings	1,299,689	0.5

2,435	@	Life Technologies Corp.	109,551	0.0

9,677		Lincare Holdings, Inc.	329,212	0.1

5,257	@	Medivation, Inc.	480,490	0.2

4,559	@	Mettler Toledo International, Inc.	710,520	0.2

57,102	@	Mylan Laboratories	1,220,270	0.4

12,500	@	Myriad Genetics, Inc.	297,125	0.1

9,331	@	Onyx Pharmaceuticals, Inc.	620,045	0.2

12,544		Patterson Cos., Inc.	432,392	0.2

13,542		Perrigo Co.	1,597,008	0.6

2,713		Quest Diagnostics	162,509	0.1

11,196	@	Regeneron Pharmaceuticals, Inc.	1,278,807	0.5

20,694	@	Resmed, Inc.	645,653	0.2

8,414	@	Salix Pharmaceuticals Ltd.	458,058	0.2

1,490	@	Sirona Dental Systems, Inc.	67,065	0.0

35,079		St. Jude Medical, Inc.	1,400,003	0.5

9,937	@	SXC Health Solutions Corp.	985,850	0.3

5,420		Techne Corp.	402,164	0.1

3,660	@	Tenet Healthcare Corp.	19,178	0.0

8,300	@	Thoratec Corp.	278,714	0.1

7,323	@	United Therapeutics Corp.	361,610	0.1

750		Universal Health Services, Inc.	32,370	0.0

16,166	@	Varian Medical Systems, Inc.	982,408	0.3

30,598	@	Vertex Pharmaceuticals, Inc.	1,711,040	0.6

24,287	@	Warner Chilcott PLC	435,223	0.2

12,884	@	Waters Corp.	1,023,891	0.4

18,471	@	Watson Pharmaceuticals, Inc.	1,366,669	0.5

2,555		Zimmer Holdings, Inc.	164,440	0.1

			38,857,605	13.8

		Industrials: 15.0%
23,301		Ametek, Inc.	1,162,953	0.4

3,069		Armstrong World Industries, Inc.	150,872	0.1

17,020	@	Babcock & Wilcox Co.	416,990	0.1

14,187	@	BE Aerospace, Inc.	619,404	0.2

720		Carlisle Cos., Inc.	38,174	0.0

23,574		CH Robinson Worldwide, Inc.	1,379,786	0.5

8,663		Chicago Bridge & Iron Co. NV	328,848	0.1

7,153		Cintas Corp.	276,177	0.1

6,884	@	Clean Harbors, Inc.	388,395	0.1

1,362	@	Colfax Corp.	37,550	0.0

4,433		Con-way, Inc.	160,076	0.1

15,912		Cooper Industries PLC	1,084,880	0.4

3,880	@	Copa Holdings S.A.	320,022	0.1

14,773	@	Copart, Inc.	349,972	0.1

1,100		Covanta Holding Corp.	18,865	0.0

78,704	@	Delta Airlines, Inc.	861,809	0.3

21,583		Donaldson Co., Inc.	720,225	0.3

4,672		Dun & Bradstreet Corp./The	332,506	0.1

15,708		Equifax, Inc.	731,993	0.3

27,832		Expeditors International Washington, Inc.	1,078,490	0.4

42,917		Fastenal Co.	1,729,984	0.6

7,349		Flowserve Corp.	843,298	0.3

18,314		Fluor Corp.	903,613	0.3

3,818	@	Fortune Brands Home & Security, Inc.	85,027	0.0

443	@	General Cable Corp.	11,491	0.0

18,253		Goodrich Corp.	2,316,306	0.8

8,739		Graco, Inc.	402,693	0.1

20,393	@	Hertz Global Holdings, Inc.	261,030	0.1

7,111		Hubbell, Inc.	554,231	0.2

2,364		IDEX Corp.	92,149	0.0

7,299	@	IHS, Inc.	786,321	0.3

35,509		Ingersoll-Rand PLC	1,497,770	0.5

20,449		Iron Mountain, Inc.	673,999	0.2

3,161		ITT Corp.	55,634	0.0

13,017		JB Hunt Transport Services, Inc.	775,813	0.3

15,343		Joy Global, Inc.	870,408	0.3

12,436		Kansas City Southern	865,048	0.3

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

6,001	@	Kirby Corp.	282,527	0.1

6,807		Landstar System, Inc.	352,058	0.1

7,389		Lennox International, Inc.	344,549	0.1

12,137		Lincoln Electric Holdings, Inc.	531,479	0.2

14,600		Manitowoc Co., Inc.	170,820	0.1

51,795		Masco Corp.	718,397	0.3

430		Matson, Inc.	22,898	0.0

2,021	@	MRC Global, Inc.	43,007	0.0

6,605		MSC Industrial Direct Co.	432,958	0.2

4,385	@	Nielsen Holdings NV	114,975	0.0

8,739		Nordson Corp.	448,223	0.2

11,687		Paccar, Inc.	458,014	0.2

16,789		Pall Corp.	920,205	0.3

9,852		Parker Hannifin Corp.	757,422	0.3

15,212	L	Pitney Bowes, Inc.	227,724	0.1

6,748	@,L	Polypore International, Inc.	272,552	0.1

20,725		Robert Half International, Inc.	592,113	0.2

20,690		Rockwell Automation, Inc.	1,366,781	0.5

21,024		Rockwell Collins, Inc.	1,037,534	0.4

9,258		Rollins, Inc.	207,102	0.1

14,126		Roper Industries, Inc.	1,392,541	0.5

1,600		Snap-On, Inc.	99,600	0.0

21,593		Southwest Airlines Co.	199,088	0.1

3,904	@	Spirit Aerosystems Holdings, Inc.	93,032	0.0

2,100		SPX Corp.	137,172	0.1

12,334	@	Stericycle, Inc.	1,130,658	0.4

2,300		Textron, Inc.	57,201	0.0

1,113		Timken Co.	50,964	0.0

4,338		Toro Co.	317,932	0.1

7,406	@	TransDigm Group, Inc.	994,626	0.4

2,464		Triumph Group, Inc.	138,649	0.1

48,137	@	United Continental Holdings, Inc.	1,171,173	0.4

13,585	@	United Rentals, Inc.	462,433	0.2

3,382		Valmont Industries, Inc.	409,121	0.1

18,387	@	Verisk Analytics, Inc.	905,744	0.3

6,951		Wabtec Corp.	542,248	0.2

1,057		Waste Connections, Inc.	31,625	0.0

8,469		WW Grainger, Inc.	1,619,612	0.6

2,933		Xylem, Inc.	73,824	0.0

			42,311,383	15.0

		Information Technology: 17.4%
8,428	@	Acme Packet, Inc.	157,182	0.1

91,111	@	Advanced Micro Devices, Inc.	522,066	0.2

23,999	@	Akamai Technologies, Inc.	761,968	0.3

7,329	@	Alliance Data Systems Corp.	989,415	0.4

46,532		Altera Corp.	1,574,643	0.6

23,488		Amphenol Corp.	1,289,961	0.5

3,678		Analog Devices, Inc.	138,550	0.0

13,502	@	Ansys, Inc.	852,111	0.3

3,109	@	AOL, Inc.	87,301	0.0

14,218	@	Ariba, Inc.	636,398	0.2

5,478	@	Atmel Corp.	36,703	0.0

33,492	@	Autodesk, Inc.	1,171,885	0.4

33,268		Avago Technologies Ltd.	1,194,321	0.4

23,349	@	BMC Software, Inc.	996,535	0.4

18,102		Broadridge Financial Solutions ADR	385,030	0.1

2,929		CA, Inc.	79,347	0.0

39,220	@	Cadence Design Systems, Inc.	431,028	0.2

26,992	@	Citrix Systems, Inc.	2,265,708	0.8

1,673	@	Compuware Corp.	15,542	0.0

6,605	@	Concur Technologies, Inc.	449,801	0.2

12,976		Cypress Semiconductor Corp.	171,543	0.1

709		Diebold, Inc.	26,169	0.0

4,266	@	Dolby Laboratories, Inc.	176,186	0.1

720		DST Systems, Inc.	39,103	0.0

1,512	@	EchoStar Corp.	39,947	0.0

6,970	@	Equinix, Inc.	1,224,281	0.4

11,508	@	F5 Networks, Inc.	1,145,737	0.4

6,511		Factset Research Systems, Inc.	605,132	0.2

16,246	@	Fiserv, Inc.	1,173,286	0.4

7,058	@	FleetCor Technologies, Inc.	247,312	0.1

18,105		Flir Systems, Inc.	353,048	0.1

18,935	@	Fortinet, Inc.	439,671	0.2

6,878	@,L	Freescale Semiconductor Holdings Ltd.	70,500	0.0

9,778	@,L	Fusion-io, Inc.	204,262	0.1

13,525	@	Gartner, Inc.	582,251	0.2

14,220	@	Genpact Ltd.	236,479	0.1

11,389		Global Payments, Inc.	492,346	0.2

4,901		Harris Corp.	205,107	0.1

1,623		IAC/InterActiveCorp	74,009	0.0

15,697	@	Informatica Corp.	664,925	0.2

42,570		Intuit, Inc.	2,526,530	0.9

4,617	@	IPG Photonics Corp.	201,255	0.1

4,913		Jabil Circuit, Inc.	99,881	0.0

12,654		Jack Henry & Associates, Inc.	436,816	0.2

9,229	@	Lam Research Corp.	348,302	0.1

12,580		Lender Processing Services, Inc.	318,022	0.1

33,370		Linear Technology Corp.	1,045,482	0.4

8,971	@	LinkedIn Corp.	953,348	0.3

82,466	@	LSI Logic Corp.	525,308	0.2

21,178		Maxim Integrated Products	543,004	0.2

28,059		Microchip Technology, Inc.	928,192	0.3

11,698	@	Micros Systems, Inc.	598,938	0.2

13,290		National Instruments Corp.	356,969	0.1

23,016	@	NCR Corp.	523,154	0.2

35,309	@	NetApp, Inc.	1,123,532	0.4

4,547	@	NetSuite, Inc.	249,039	0.1

9,702	@	NeuStar, Inc.	324,047	0.1

35,034	@	Nuance Communications, Inc.	834,510	0.3

43,790		Paychex, Inc.	1,375,444	0.5

15,815	@	Rackspace Hosting, Inc.	694,911	0.2

27,959	@	Red Hat, Inc.	1,579,124	0.6

22,982	@	Riverbed Technolgoy, Inc.	371,159	0.1

3,301	@	Rovi Corp.	64,766	0.0

14,562		SAIC, Inc.	176,491	0.1

5,878	@	Silicon Laboratories, Inc.	222,776	0.1

24,498	@	Skyworks Solutions, Inc.	670,510	0.2

8,931	@	SolarWinds, Inc.	389,034	0.1

10,228		Solera Holdings, Inc.	427,428	0.2

2,253	@,L	Splunk, Inc.	63,309	0.0

5,953	@	Symantec Corp.	86,973	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,500	@	Synopsys, Inc.	44,145	0.0

24,455	@	Teradata Corp.	1,761,005	0.6

3,268	@	Teradyne, Inc.	45,948	0.0

24,031	@	TIBCO Software, Inc.	719,008	0.3

20,161		Total System Services, Inc.	482,453	0.2

18,131	@	Trimble Navigation Ltd.	834,207	0.3

5,712	@	Vantiv, Inc.	133,033	0.0

15,599	@	VeriFone Holdings, Inc.	516,171	0.2

21,072	@	VeriSign, Inc.	918,107	0.3

13,832	@	Western Digital Corp.	421,599	0.2

88,857		Western Union Co.	1,496,352	0.5

38,261		Xilinx, Inc.	1,284,422	0.5

1,186	@	Zebra Technologies Corp.	40,751	0.0

18,989	@,L	Zynga, Inc.	103,300	0.0

			49,065,544	17.4

		Materials: 6.1%
9,955		Airgas, Inc.	836,320	0.3

7,292		Albemarle Corp.	434,895	0.2

13,000	@	Allied Nevada Gold Corp.	368,940	0.1

3,242		Aptargroup, Inc.	165,504	0.1

22,879		Ball Corp.	939,183	0.3

500		Carpenter Technology Corp.	23,920	0.0

22,672		Celanese Corp.	784,905	0.3

2,113		CF Industries Holdings, Inc.	409,373	0.1

4,780		Compass Minerals International, Inc.	364,618	0.1

5,176	@	Crown Holdings, Inc.	178,520	0.1

16,018		Eastman Chemical Co.	806,827	0.3

19,881		FMC Corp.	1,063,236	0.4

11,750		International Flavors & Fragrances, Inc.	643,900	0.2

3,719	@	Intrepid Potash, Inc.	84,644	0.0

3,382	L	Martin Marietta Materials, Inc.	266,569	0.1

2,412	@	Molycorp, Inc.	51,979	0.0

1,269		NewMarket Corp.	274,865	0.1

17,686	@	Owens-Illinois, Inc.	339,041	0.1

13,047		Packaging Corp. of America	368,447	0.1

22,077		PPG Industries, Inc.	2,342,811	0.8

1,177		Rock-Tenn Co.	64,205	0.0

2,997		Rockwood Holdings, Inc.	132,917	0.1

8,516		Royal Gold, Inc.	667,654	0.2

7,414		RPM International, Inc.	201,661	0.1

5,384		Scotts Miracle-Gro Co.	221,390	0.1

12,590		Sherwin-Williams Co.	1,666,286	0.6

17,526		Sigma-Aldrich Corp.	1,295,697	0.5

7,200		Silgan Holdings, Inc.	307,368	0.1

17,676		Solutia, Inc.	495,812	0.2

6,850		Steel Dynamics, Inc.	80,488	0.0

2,633	@	Tahoe Resources, Inc.	36,572	0.0

13,495		Valspar Corp.	708,353	0.3

600	L	Westlake Chemical Corp.	31,356	0.0

9,889	@	WR Grace & Co.	498,900	0.2

			17,157,156	6.1

		Telecommunication Services: 1.7%
42,474	@	Crown Castle International Corp.	2,491,525	0.9

12,106	@	Level 3 Communications, Inc.	268,148	0.1

17,579	@	SBA Communications Corp.	1,002,882	0.3

21,816	@ TW Telecom, Inc.	559,798	0.2

50,662	Windstream Corp.	489,395	0.2

		4,811,748	1.7

	Utilities: 0.7%
2,100	Aqua America, Inc.	52,416	0.0

7,329	ITC Holdings Corp.	505,042	0.2

30,129	Oneok, Inc.	1,274,758	0.5

5,820	Questar Corp.	121,405	0.0

		1,953,621	0.7
	Total Common Stock
	(Cost $201,231,196)	280,922,786	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateralcc(1): 1.6%
1,049,543	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,049,559, collateralized by various U.S. Government Agency Obligations, 3.500%- 5.500%, Market Value plus accrued interest $1,070,534, due 05/01/32-06/01/42)	1,049,543	0.4

1,049,543	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,049,560, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,070,534, due 07/01/42-02/20/61)	1,049,543	0.4

1,049,543	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,049,559, collateralized by various U.S. Government Agency Obligations, 2.202%- 5.000%, Market Value plus accrued interest $1,070,534, due 04/01/24-06/01/42)	1,049,543	0.3

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,049,543	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,049,565, collateralized by various U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $1,070,534, due 10/01/14-02/25/44)	1,049,543	0.4

220,955	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $220,959, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $225,374, due 07/01/21- 04/01/42)	220,955	0.1

		4,419,127	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
25,001	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $25,001)	25,001	0.0

	Total Short-Term Investments (Cost $4,444,128)	4,444,128	1.6

	Total Investments in Securities (Cost $205,675,324)	$ 285,366,914	101.2
	Liabilities in Excess of Other Assets	(3,380,285)	(1.2)
	Net Assets	$ 281,986,629	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $206,399,174.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$84,933,200
Gross Unrealized Depreciation	(5,965,460)

Net Unrealized Appreciation	$78,967,740

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$280,922,786	$–	$–	$280,922,786
Short-Term Investments	25,001	4,419,127	–	4,444,128

Total Investments, at fair value	$280,947,787	$4,419,127	$–	$285,366,914

Other Financial Instruments+
Futures	41,552	–	–	41,552

Total Assets	$280,989,339	$4,419,127	$–	$285,408,466

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P Mid 400 E-Mini	18	09/21/12	$1,691,100	$41,552

			$1,691,100	$41,552

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets - Unrealized appreciation*	$41,552

Total Liability Derivatives		$41,552

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$ 189,174
Total	$ 189,174

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$ 51,506
Total	$ 51,506

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 15.8%
28,529		Aaron’s, Inc.	807,656	0.1

31,810		Abercrombie & Fitch Co.	1,085,993	0.1

27,571		Advance Auto Parts, Inc.	1,880,894	0.1

9,765	L	Allison Transmission Holdings, Inc.	171,473	0.0

21,410	@	AMC Networks, Inc.	761,126	0.1

73,510		American Eagle Outfitters	1,450,352	0.1

38,324	@	Apollo Group, Inc. - Class A	1,386,946	0.1

46,058	@	Ascena Retail Group, Inc.	857,600	0.1

13,167	@,L	Autonation, Inc.	464,532	0.0

14,275	@	Autozone, Inc.	5,241,352	0.3

16,150	@	Bally Technologies, Inc.	753,559	0.0

87,166	@	Bed Bath & Beyond, Inc.	5,386,859	0.3

100,944		Best Buy Co., Inc.	2,115,786	0.1

24,835	@	Big Lots, Inc.	1,013,020	0.1

42,977	@	BorgWarner, Inc.	2,818,861	0.2

28,263		Brinker International, Inc.	900,742	0.1

75,403		Cablevision Systems Corp.	1,002,106	0.1

85,557	@	Carmax, Inc.	2,219,349	0.1

18,145	@	Carter’s, Inc.	954,427	0.1

18,290	@	Charter Communications, Inc.	1,296,212	0.1

62,907		Chico’s FAS, Inc.	933,540	0.1

11,900	@	Chipotle Mexican Grill, Inc.	4,521,405	0.3

10,014		Choice Hotels International, Inc.	399,859	0.0

43,085		Cinemark Holdings, Inc.	984,492	0.1

15,550		Clear Channel Outdoor Holdings, Inc.	93,611	0.0

48,240		Darden Restaurants, Inc.	2,442,391	0.2

14,431	@,L	Deckers Outdoor Corp.	635,108	0.0

123,058	@	Delphi Automotive PLC	3,137,979	0.2

24,552		DeVry, Inc.	760,375	0.0

34,827		Dick’s Sporting Goods, Inc.	1,671,696	0.1

11,037		Dillard’s, Inc.	702,836	0.0

95,593	@	Discovery Communications, Inc. - Class A	5,162,022	0.3

76,500		Dish Network Corp. - Class A	2,184,075	0.1

69,250	@	Dollar General Corp.	3,766,508	0.2

86,958	@	Dollar Tree, Inc.	4,678,340	0.3

104,208		D.R. Horton, Inc.	1,915,343	0.1

25,435	@,L	DreamWorks Animation SKG, Inc.	484,791	0.0

12,371		DSW, Inc.	672,982	0.0

30,481		Dunkin’ Brands Group, Inc.	1,046,718	0.1

32,794		Expedia, Inc.	1,576,408	0.1

36,240		Family Dollar Stores, Inc.	2,409,235	0.2

56,975		Foot Locker, Inc.	1,742,296	0.1

20,471	@	Fossil, Inc.	1,566,850	0.1

49,462	L	GameStop Corp.	908,122	0.1

88,113		Gannett Co., Inc.	1,297,905	0.1

113,559		Gap, Inc.	3,106,974	0.2

41,050	L	Garmin Ltd.	1,571,805	0.1

54,600		Gentex Corp.	1,139,502	0.1

58,465		Genuine Parts Co.	3,522,516	0.2

27,756		GNC Holdings, Inc.	1,088,035	0.1

91,736	@	Goodyear Tire & Rubber Co.	1,083,402	0.1

16,216	@,L	Groupon, Inc.	172,376	0.0

24,700		Guess ?, Inc.	750,139	0.0

110,111		H&R Block, Inc.	1,759,574	0.1

37,000	@	Hanesbrands, Inc.	1,026,010	0.1

86,796		Harley-Davidson, Inc.	3,969,181	0.3

26,700		Harman International Industries, Inc.	1,057,320	0.1

43,266		Hasbro, Inc.	1,465,419	0.1

12,052	@	HomeAway, Inc.	262,011	0.0

16,900	@	Hyatt Hotels Corp.	628,004	0.0

110,684		International Game Technology	1,743,273	0.1

166,050		Interpublic Group of Cos., Inc.	1,801,643	0.1

9,053	@,L	ITT Educational Services, Inc.	549,970	0.0

29,871		Jarden Corp.	1,255,179	0.1

59,837	L	JC Penney Co., Inc.	1,394,800	0.1

17,850		John Wiley & Sons, Inc.	874,472	0.1

91,217		Kohl’s Corp.	4,149,461	0.3

28,872	@	Lamar Advertising Co.	825,739	0.1

37,346		Lear Corp.	1,409,065	0.1

52,532		Leggett & Platt, Inc.	1,110,001	0.1

60,654	L	Lennar Corp.	1,874,815	0.1

98,339	@	Liberty Global, Inc.	4,880,565	0.3

209,475	@	Liberty Media Corp. - Interactive	3,726,560	0.2

40,690	@	Liberty Media Corp. - Liberty Capital	3,577,058	0.2

55,287	@	LKQ Corp.	1,846,586	0.1

90,511		Limited Brands, Inc.	3,849,433	0.2

155,431		Macy’s, Inc.	5,339,055	0.3

23,075	@	The Madison Square Garden, Inc.	863,928	0.1

95,306		Marriott International, Inc.	3,735,995	0.2

127,673		Mattel, Inc.	4,141,712	0.3

104,878		McGraw-Hill Cos., Inc.	4,719,510	0.3

149,026	@	MGM Resorts International	1,663,130	0.1

31,776	@	Michael Kors Holdings Ltd.	1,329,508	0.1

21,355	@	Mohawk Industries, Inc.	1,491,220	0.1

9,012		Morningstar, Inc.	521,254	0.0

20,818	@	NetFlix, Inc.	1,425,408	0.1

108,677		Newell Rubbermaid, Inc.	1,971,401	0.1

58,945		Nordstrom, Inc.	2,928,977	0.2

1,900	@	NVR, Inc.	1,615,000	0.1

102,223		Omnicom Group	4,968,038	0.3

47,279	@	O’Reilly Automotive, Inc.	3,960,562	0.3

38,181	@,L	Pandora Media, Inc.	415,027	0.0

10,625	@	Panera Bread Co.	1,481,550	0.1

24,720	@	Penn National Gaming, Inc.	1,102,265	0.1

40,629		Petsmart, Inc.	2,770,085	0.2

24,264		Polaris Industries, Inc.	1,734,391	0.1

128,370	@	Pulte Homes, Inc.	1,373,559	0.1

26,373		PVH Corp.	2,051,556	0.1

23,115		Ralph Lauren Corp.	3,237,487	0.2

30,900	L	Regal Entertainment Group	425,184	0.0

84,934		Ross Stores, Inc.	5,305,827	0.3

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

56,768		Royal Caribbean Cruises Ltd.	1,477,671	0.1

58,087	@	Sally Beauty Holdings, Inc.	1,495,159	0.1

31,852		Scripps Networks Interactive - Class A	1,811,105	0.1

13,572	@,L	Sears Holding Corp.	810,248	0.1

81,416		Service Corp. International	1,007,116	0.1

31,908		Signet Jewelers Ltd.	1,404,271	0.1

1,425,059	@,L	Sirius XM Radio, Inc.	2,636,359	0.2

258,399		Staples, Inc.	3,372,107	0.2

23,814	@	Tempur-Pedic International, Inc.	557,009	0.0

24,522	@,L	Tesla Motors, Inc.	767,293	0.1

16,053		Thor Industries, Inc.	440,013	0.0

47,499		Tiffany & Co.	2,515,072	0.2

53,896	@	Toll Brothers, Inc.	1,602,328	0.1

27,013		Tractor Supply Co.	2,243,700	0.1

30,630	@	TripAdvisor, Inc.	1,368,855	0.1

37,749	@	TRW Automotive Holdings Corp.	1,387,653	0.1

20,970		Tupperware Corp.	1,148,317	0.1

23,571		Ulta Salon Cosmetics & Fragrance, Inc.	2,201,060	0.1

14,558	@	Under Armour, Inc.	1,375,440	0.1

39,919	@	Urban Outfitters, Inc.	1,101,365	0.1

32,869		VF Corp.	4,386,368	0.3

104,127	L	Virgin Media, Inc.	2,539,658	0.2

19,500	@	Visteon Corp.	731,250	0.0

24,158	@	WABCO Holdings, Inc.	1,278,683	0.1

1,591	L	Washington Post	594,748	0.0

9,977		Weight Watchers International, Inc.	514,414	0.0

105,202		Wendy’s Company	496,553	0.0

29,100		Whirlpool Corp.	1,779,756	0.1

33,165		Williams-Sonoma, Inc.	1,159,780	0.1

54,692		Wyndham Worldwide Corp.	2,884,456	0.2

29,881		Wynn Resorts Ltd.	3,099,257	0.2

			246,493,313	15.8

		Consumer Staples: 6.4%
161,940		Avon Products, Inc.	2,625,047	0.2

59,000		Beam, Inc.	3,686,910	0.2

37,426		Brown-Forman Corp.	3,624,708	0.2

54,705		Bunge Ltd.	3,432,192	0.2

65,505		Campbell Soup Co.	2,186,557	0.1

52,071		Church & Dwight Co., Inc.	2,888,378	0.2

48,773		Clorox Co.	3,534,092	0.2

112,469		Coca-Cola Enterprises, Inc.	3,153,631	0.2

155,727		ConAgra Foods, Inc.	4,038,001	0.3

58,884	@	Constellation Brands, Inc.	1,593,401	0.1

70,050	@	Dean Foods Co.	1,192,952	0.1

79,428		Dr Pepper Snapple Group, Inc.	3,474,975	0.2

24,525	@	Energizer Holdings, Inc.	1,845,506	0.1

42,019		Flowers Foods, Inc.	976,101	0.1

10,300	@	Fresh Market, Inc.	552,389	0.0

51,632	@	Green Mountain Coffee Roasters, Inc.	1,124,545	0.1

43,815		Herbalife Ltd.	2,117,579	0.1

56,277		Hershey Co.	4,053,632	0.3

40,400		Hillshire Brands Co.	1,171,196	0.1

119,939		HJ Heinz Co.	6,522,283	0.4

50,404		Hormel Foods Corp.	1,533,290	0.1

28,663		Ingredion, Inc.	1,419,392	0.1

41,997		JM Smucker Co.	3,171,613	0.2

210,355		Kroger Co.	4,878,133	0.3

48,938		Lorillard, Inc.	6,457,369	0.4

49,708		McCormick & Co., Inc.	3,014,790	0.2

76,449		Mead Johnson Nutrition Co.	6,154,909	0.4

48,014		Molson Coors Brewing Co.	1,997,863	0.1

54,047	@	Monster Beverage Corp.	3,848,146	0.3

21,216		Nu Skin Enterprises, Inc.	995,030	0.1

20,713	@	Ralcorp Holdings, Inc.	1,382,386	0.1

90,167		Safeway, Inc.	1,636,531	0.1

60,376	@	Smithfield Foods, Inc.	1,305,933	0.1

108,938		Tyson Foods, Inc.	2,051,303	0.1

68,817		Whole Foods Market, Inc.	6,559,636	0.4

			100,200,399	6.4

		Energy: 6.7%
82,564	@	Alpha Natural Resources, Inc.	719,132	0.0

21,600	@	Atwood Oceanics, Inc.	817,344	0.0

78,660		Cabot Oil & Gas Corp.	3,099,204	0.2

92,348	@	Cameron International Corp.	3,944,183	0.2

7,400	L	CARBO Ceramics, Inc.	567,802	0.0

69,953	@	Cheniere Energy, Inc.	1,031,107	0.1

248,325		Chesapeake Energy Corp.	4,618,845	0.3

32,140		Cimarex Energy Co.	1,771,557	0.1

68,986	@	Cobalt International Energy, Inc.	1,621,171	0.1

39,007	@	Concho Resources, Inc.	3,320,276	0.2

85,295		Consol Energy, Inc.	2,579,321	0.2

16,000	@	Continental Resources, Inc.	1,065,920	0.1

146,451	@	Denbury Resources, Inc.	2,212,875	0.1

25,806		Diamond Offshore Drilling	1,525,909	0.1

28,344	@	Dresser-Rand Group, Inc.	1,262,442	0.1

49,358		EQT Corp.	2,647,069	0.2

46,432	L	EXCO Resources, Inc.	352,419	0.0

89,660	@	FMC Technologies, Inc.	3,517,362	0.2

16,295		Golar LNG Ltd.	614,321	0.0

35,962		Helmerich & Payne, Inc.	1,563,628	0.1

77,534		HollyFrontier Corp.	2,747,030	0.2

26,435	@	Kosmos Energy LLC	292,107	0.0

7,770	@	Laredo Petroleum Holdings, Inc.	161,616	0.0

127,749		Marathon Petroleum Corp.	5,738,485	0.4

89,650	@	McDermott International, Inc.	998,701	0.1

72,796		Murphy Oil Corp.	3,660,911	0.2

109,900	@	Nabors Industries Ltd.	1,582,560	0.1

50,567	@	Newfield Exploration Co.	1,482,119	0.1

66,655		Noble Energy, Inc.	5,653,677	0.4

40,601		Oceaneering International, Inc.	1,943,164	0.1

19,550	@	Oil States International, Inc.	1,294,210	0.1

59,100		Patterson-UTI Energy, Inc.	860,496	0.1

102,138		Peabody Energy Corp.	2,504,424	0.2

46,130		Pioneer Natural Resources Co.	4,069,127	0.3

48,310	@	Plains Exploration & Production Co.	1,699,546	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

66,876		QEP Resources, Inc.	2,004,274	0.1

60,801		Range Resources Corp.	3,761,758	0.2

46,539	@	Rowan Companies PLC	1,504,606	0.1

23,003	L	RPC, Inc.	273,506	0.0

183,546	@,L	SandRidge Energy, Inc.	1,227,923	0.1

7,926	@	SEACOR Holdings, Inc.	708,426	0.0

24,038		SM Energy Co.	1,180,506	0.1

130,882	@	Southwestern Energy Co.	4,179,062	0.3

39,226		Sunoco, Inc.	1,863,235	0.1

59,031	@	Superior Energy Services	1,194,197	0.1

13,614		Teekay Corp.	398,618	0.0

52,617	@	Tesoro Corp.	1,313,320	0.1

19,210		Tidewater, Inc.	890,575	0.1

57,363	@,L	Ultra Petroleum Corp.	1,323,364	0.1

18,228	@	Unit Corp.	672,431	0.0

207,294		Valero Energy Corp.	5,006,150	0.3

44,087	@	Whiting Petroleum Corp.	1,812,857	0.1

26,951		World Fuel Services Corp.	1,024,946	0.1

74,454	@	WPX Energy, Inc.	1,204,666	0.1

			105,084,480	6.7

		Financials: 19.4%
19,260	@	Affiliated Managers Group, Inc.	2,108,007	0.1

23,286		Alexandria Real Estate Equities, Inc.	1,693,358	0.1

6,347	@	Alleghany Corp.	2,156,393	0.1

13,627		Allied World Assurance Co. Holdings Ltd.	1,082,938	0.1

27,988		American Campus Communities, Inc.	1,258,900	0.1

112,454		American Capital Agency Corp.	3,779,579	0.2

124,735	@	American Capital Ltd.	1,256,081	0.1

32,028		American Financial Group, Inc.	1,256,458	0.1

2,600		American National Insurance	185,302	0.0

81,976		Ameriprise Financial, Inc.	4,284,066	0.3

365,392		Annaly Capital Management, Inc.	6,131,278	0.4

122,392	@	Aon PLC	5,725,498	0.4

50,368		Apartment Investment & Management Co.	1,361,447	0.1

50,450	@	Arch Capital Group Ltd.	2,002,361	0.1

83,214		Ares Capital Corp.	1,328,095	0.1

44,425		Arthur J. Gallagher & Co.	1,557,985	0.1

27,100		Aspen Insurance Holdings Ltd.	783,190	0.0

66,250		Associated Banc-Corp.	873,838	0.1

32,138		Assurant, Inc.	1,119,688	0.1

60,497		Assured Guaranty Ltd.	853,008	0.1

35,749		AvalonBay Communities, Inc.	5,057,769	0.3

41,032		Axis Capital Holdings Ltd.	1,335,592	0.1

17,084		Bank of Hawaii Corp.	785,010	0.0

12,800		BankUnited, Inc.	301,824	0.0

57,802		BioMed Realty Trust, Inc.	1,079,741	0.1

9,850		BOK Financial Corp.	573,270	0.0

56,173		Boston Properties, Inc.	6,087,468	0.4

53,701		Brandywine Realty Trust	662,670	0.0

28,500		BRE Properties, Inc.	1,425,570	0.1

43,821		Brown & Brown, Inc.	1,194,999	0.1

30,107		Camden Property Trust	2,037,341	0.1

87,064		CapitalSource, Inc.	585,070	0.0

61,453		Capitol Federal Financial, Inc.	730,062	0.0

55,738		CBL & Associates Properties, Inc.	1,089,121	0.1

32,778		CBOE Holdings, Inc.	907,295	0.1

123,017	@	CBRE Group, Inc.	2,012,558	0.1

385,016		Chimera Investment Corp.	908,638	0.1

54,733		Cincinnati Financial Corp.	2,083,685	0.1

75,312	@	CIT Group, Inc.	2,684,120	0.2

17,497		City National Corp.	850,004	0.1

10,250		CNA Financial Corp.	284,130	0.0

73,719		Comerica, Inc.	2,263,910	0.1

28,159		Commerce Bancshares, Inc.	1,067,226	0.1

31,393		CommonWealth REIT	600,234	0.0

27,200		Corporate Office Properties Trust SBI MD	639,472	0.0

19,970		Cullen/Frost Bankers, Inc.	1,148,075	0.1

82,700		DDR Corp.	1,210,728	0.1

41,311		Digital Realty Trust, Inc.	3,101,217	0.2

52,326		Douglas Emmett, Inc.	1,208,731	0.1

99,254		Duke Realty Corp.	1,453,079	0.1

107,198	@	E*Trade Financial Corp.	861,872	0.1

54,230		East-West Bancorp., Inc.	1,272,236	0.1

43,301		Eaton Vance Corp.	1,166,962	0.1

16,254		Endurance Specialty Holdings Ltd.	622,853	0.0

15,495		Equity Lifestyle Properties, Inc.	1,068,690	0.1

9,694		Erie Indemnity Co.	694,187	0.0

13,200		Essex Property Trust, Inc.	2,031,744	0.1

19,770		Everest Re Group Ltd.	2,045,997	0.1

38,951		Extra Space Storage, Inc.	1,191,901	0.1

23,960		Federal Realty Investment Trust	2,493,996	0.2

34,550	L	Federated Investors, Inc.	754,918	0.0

83,574		Fidelity National Financial, Inc.	1,609,635	0.1

344,969		Fifth Third Bancorp.	4,622,585	0.3

1,898		First Citizens BancShares, Inc.	316,302	0.0

94,671		First Horizon National Corp.	818,904	0.1

132,156		First Niagara Financial Group, Inc.	1,010,993	0.1

38,255	@	First Republic Bank	1,285,368	0.1

52,500	@	Forest City Enterprises, Inc.	766,500	0.0

76,250		Fulton Financial Corp.	761,738	0.0

197,996		General Growth Properties, Inc.	3,581,748	0.2

184,406	@	Genworth Financial, Inc.	1,043,738	0.1

16,883		Hanover Insurance Group, Inc.	660,632	0.0

165,284		Hartford Financial Services Group, Inc.	2,913,957	0.2

36,637		Hatteras Financial Corp.	1,047,818	0.1

37,930		HCC Insurance Holdings, Inc.	1,191,002	0.1

157,266		HCP, Inc.	6,943,294	0.4

80,156		Health Care Real Estate Investment Trust, Inc.	4,673,095	0.3

18,252		Home Properties, Inc.	1,119,943	0.1

46,329		Hospitality Properties Trust	1,147,569	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

269,590		Host Hotels & Resorts, Inc.	4,264,914	0.3

10,294	@	Howard Hughes Corp.	634,522	0.0

197,990		Hudson City Bancorp., Inc.	1,261,196	0.1

324,181		Huntington Bancshares, Inc.	2,074,758	0.1

14,000		Interactive Brokers Group, Inc.	206,080	0.0

27,279	@	IntercontinentalExchange, Inc.	3,709,398	0.2

168,079	@	Invesco Ltd.	3,798,585	0.2

71,250		Janus Capital Group, Inc.	557,175	0.0

53,018		Jefferies Group, Inc.	688,704	0.0

16,400		Jones Lang LaSalle, Inc.	1,154,068	0.1

18,481		Kemper Corp.	568,291	0.0

357,329		Keycorp	2,765,726	0.2

25,631		Kilroy Realty Corp.	1,240,797	0.1

152,541		Kimco Realty Corp.	2,902,855	0.2

42,400		Lazard Ltd.	1,101,976	0.1

52,950		Legg Mason, Inc.	1,396,292	0.1

74,032		Leucadia National Corp.	1,574,661	0.1

38,844		Liberty Property Trust	1,431,013	0.1

107,036		Lincoln National Corp.	2,340,877	0.1

18,917	@	LPL Financial Holdings, Inc.	638,827	0.0

47,446		M&T Bank Corp.	3,917,616	0.2

49,703		Macerich Co.	2,934,962	0.2

33,300		Mack-Cali Realty Corp.	968,031	0.1

3,621	@	Markel Corp.	1,599,396	0.1

53,059	@,L	MBIA, Inc.	573,568	0.0

10,250		Mercury General Corp.	427,117	0.0

133,875		MFA Mortgage Investments, Inc.	1,056,274	0.1

15,357		Mid-America Apartment Communities, Inc.	1,047,962	0.1

73,562		Moody’s Corp.	2,688,691	0.2

45,552	@	MSCI, Inc. - Class A	1,549,679	0.1

43,648		Nasdaq Stock Market, Inc.	989,500	0.1

40,125		National Retail Properties, Inc.	1,135,136	0.1

164,599		New York Community Bancorp., Inc.	2,062,425	0.1

80,837		Northern Trust Corp.	3,720,119	0.2

95,209		NYSE Euronext	2,435,446	0.2

97,319		Old Republic International Corp.	806,775	0.1

24,207		PartnerRe Ltd.	1,831,744	0.1

133,453		People’s United Financial, Inc.	1,549,389	0.1

64,803		Piedmont Office Realty Trust, Inc.	1,115,260	0.1

60,531		Plum Creek Timber Co., Inc.	2,403,081	0.2

39,170	@	Popular, Inc.	650,614	0.0

20,271		Post Properties, Inc.	992,265	0.1

112,551		Principal Financial Group, Inc.	2,952,213	0.2

11,489		ProAssurance Corp.	1,023,555	0.1

229,123		Progressive Corp.	4,772,632	0.3

172,340		ProLogis, Inc.	5,726,858	0.4

30,345		Protective Life Corp.	892,446	0.1

42,638		Raymond James Financial, Inc.	1,459,925	0.1

45,927		Rayonier, Inc.	2,062,122	0.1

50,003		Realty Income Corp.	2,088,625	0.1

33,721		Regency Centers Corp.	1,604,108	0.1

529,850		Regions Financial Corp.	3,576,488	0.2

27,631		Reinsurance Group of America, Inc.	1,470,246	0.1

19,408		RenaissanceRe Holdings Ltd.	1,475,202	0.1

31,818		Retail Properties of America, Inc.	309,271	0.0

51,427		SEI Investments Co.	1,022,883	0.1

61,004		Senior Housing Properties Trust	1,361,609	0.1

18,221	@	Signature Bank	1,110,934	0.1

33,609		SL Green Realty Corp.	2,696,786	0.2

182,819		SLM Corp.	2,872,086	0.2

24,900	@,L	St. Joe Co.	393,669	0.0

16,631		Stancorp Financial Group, Inc.	618,008	0.0

74,092		Starwood Hotels & Resorts Worldwide, Inc.	3,929,840	0.2

201,753		SunTrust Bank	4,888,475	0.3

16,584	@	SVB Financial Group	973,812	0.1

300,700		Synovus Financial Corp.	595,386	0.0

95,640		T. Rowe Price Group, Inc.	6,021,494	0.4

34,732		Tanger Factory Outlet Centers, Inc.	1,113,161	0.1

22,038		Taubman Centers, Inc.	1,700,452	0.1

60,750		TCF Financial Corp.	697,410	0.0

86,974		TD Ameritrade Holding Corp.	1,478,558	0.1

30,550	@	TFS Financial Corp.	291,753	0.0

36,919		Torchmark Corp.	1,866,255	0.1

92,767		UDR, Inc.	2,397,099	0.2

107,179		UnumProvident Corp.	2,050,334	0.1

37,232		Validus Holdings Ltd.	1,192,541	0.1

73,897		Valley National Bancorp.	783,308	0.0

108,374		Ventas, Inc.	6,840,567	0.4

69,600		Vornado Realty Trust	5,845,008	0.4

32,368		Waddell & Reed Financial, Inc.	980,103	0.1

40,110		Washington Federal, Inc.	677,458	0.0

45,466		Weingarten Realty Investors	1,197,574	0.1

201,483		Weyerhaeuser Co.	4,505,160	0.3

2,229	@	White Mountains Insurance Group Ltd.	1,162,981	0.1

41,577		WR Berkley Corp.	1,618,177	0.1

116,853		XL Group PLC	2,458,587	0.2

69,065		Zions Bancorp.	1,341,242	0.1

			302,748,422	19.4

		Health Care: 10.1%
130,319		Agilent Technologies, Inc.	5,113,718	0.3

30,136	@	Alere, Inc.	585,844	0.0

72,017	@	Alexion Pharmaceuticals, Inc.	7,151,288	0.5

72,800	@	Allscripts Healthcare Solutions, Inc.	795,704	0.1

18,174	@	AMERIGROUP Corp.	1,197,848	0.1

94,828		AmerisourceBergen Corp.	3,731,482	0.2

61,078	@	Amylin Pharmaceuticals, Inc.	1,724,232	0.1

62,123	@	Ariad Pharmaceuticals, Inc.	1,069,137	0.1

45,808	@	BioMarin Pharmaceuticals, Inc.	1,813,081	0.1

7,600	@	Bio-Rad Laboratories, Inc.	760,076	0.0

535,893	@	Boston Scientific Corp.	3,038,513	0.2

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

36,414	@	Brookdale Senior Living, Inc.	645,984	0.0

34,910	@	Bruker BioSciences Corp.	464,652	0.0

83,218	@	CareFusion Corp.	2,137,038	0.1

18,976	@	Catalyst Health Solutions, Inc.	1,773,117	0.1

54,400	@	Cerner Corp.	4,496,704	0.3

18,358	@	Charles River Laboratories International, Inc.	601,408	0.0

108,084		Cigna Corp.	4,755,696	0.3

34,073	@	Community Health Systems, Inc.	955,066	0.1

17,750		Cooper Cos., Inc.	1,415,740	0.1

20,791	@	Covance, Inc.	994,849	0.1

53,574		Coventry Health Care, Inc.	1,703,117	0.1

31,471		CR Bard, Inc.	3,381,244	0.2

35,246	@	DaVita, Inc.	3,461,510	0.2

53,127		Densply International, Inc.	2,008,732	0.1

42,967	@	Edwards Lifesciences Corp.	4,438,491	0.3

43,925	@	Endo Pharmaceuticals Holdings, Inc.	1,360,797	0.1

99,610	@	Forest Laboratories, Inc.	3,485,354	0.2

17,092	@	Gen-Probe, Inc.	1,404,962	0.1

61,853		HCA Holdings, Inc.	1,882,187	0.1

96,750	@	Health Management Associates, Inc.	759,488	0.0

31,206	@	Health Net, Inc.	757,370	0.0

33,685	@	Henry Schein, Inc.	2,643,936	0.2

23,277		Hill-Rom Holdings, Inc.	718,095	0.0

99,950	@	Hologic, Inc.	1,803,098	0.1

61,929	@	Hospira, Inc.	2,166,276	0.1

74,599	@	Human Genome Sciences, Inc.	979,485	0.1

61,176		Humana, Inc.	4,737,469	0.3

20,628	@	Idexx Laboratories, Inc.	1,982,970	0.1

46,266	@	Illumina, Inc.	1,868,684	0.1

36,066	@	Incyte Corp., Ltd.	818,698	0.1

36,286	@	Laboratory Corp. of America Holdings	3,360,446	0.2

66,952	@	Life Technologies Corp.	3,012,171	0.2

18,278	@	LifePoint Hospitals, Inc.	749,032	0.0

32,407		Lincare Holdings, Inc.	1,102,486	0.1

13,586	@	Medivation, Inc.	1,241,760	0.1

18,350	@	Mednax, Inc.	1,257,709	0.1

11,790	@	Mettler Toledo International, Inc.	1,837,472	0.1

160,722	@	Mylan Laboratories	3,434,629	0.2

31,838	@	Myriad Genetics, Inc.	756,789	0.0

42,342		Omnicare, Inc.	1,322,341	0.1

24,145	@	Onyx Pharmaceuticals, Inc.	1,604,435	0.1

34,945		Patterson Cos., Inc.	1,204,554	0.1

43,050		PerkinElmer, Inc.	1,110,690	0.1

35,024		Perrigo Co.	4,130,380	0.3

89,400	@,L	Qiagen NV	1,492,980	0.1

59,493		Quest Diagnostics	3,563,631	0.2

28,957	@	Regeneron Pharmaceuticals, Inc.	3,307,469	0.2

53,514	@	Resmed, Inc.	1,669,637	0.1

21,754	@	Salix Pharmaceuticals Ltd.	1,184,288	0.1

20,853	@	Sirona Dental Systems, Inc.	938,594	0.1

117,643		St. Jude Medical, Inc.	4,695,132	0.3

25,822	@	SXC Health Solutions Corp.	2,561,801	0.2

13,815		Techne Corp.	1,025,073	0.1

15,350		Teleflex, Inc.	934,969	0.1

155,235	@	Tenet Healthcare Corp.	813,431	0.1

21,800	@	Thoratec Corp.	732,044	0.0

18,935	@	United Therapeutics Corp.	935,010	0.1

33,546		Universal Health Services, Inc.	1,447,845	0.1

41,815	@	Varian Medical Systems, Inc.	2,541,098	0.2

33,150	@	VCA Antech, Inc.	728,637	0.0

79,132	@	Vertex Pharmaceuticals, Inc.	4,425,061	0.3

62,852	@	Warner Chilcott PLC	1,126,308	0.1

33,319	@	Waters Corp.	2,647,861	0.2

47,765	@	Watson Pharmaceuticals, Inc.	3,534,132	0.2

66,033		Zimmer Holdings, Inc.	4,249,884	0.3

			158,262,919	10.1

		Industrials: 12.4%
42,294	@	Aecom Technology Corp.	695,736	0.0

36,300	@	AGCO Corp.	1,659,999	0.1

25,249	@	Air Lease Corp.	489,578	0.0

12,420		Alliant Techsystems, Inc.	628,079	0.0

60,262		Ametek, Inc.	3,007,676	0.2

8,100		Armstrong World Industries, Inc.	398,196	0.0

38,851		Avery Dennison Corp.	1,062,186	0.1

44,875	@	Babcock & Wilcox Co.	1,099,437	0.1

36,682	@	BE Aerospace, Inc.	1,601,536	0.1

23,400		Carlisle Cos., Inc.	1,240,668	0.1

60,977		CH Robinson Worldwide, Inc.	3,568,984	0.2

36,370		Chicago Bridge & Iron Co. NV	1,380,605	0.1

41,218		Cintas Corp.	1,591,427	0.1

17,806	@	Clean Harbors, Inc.	1,004,615	0.1

10,200	@	CNH Global NV	396,372	0.0

16,365	@	Colfax Corp.	451,183	0.0

21,150		Con-way, Inc.	763,726	0.0

59,637		Cooper Industries PLC	4,066,051	0.3

12,400	@	Copa Holdings S.A.	1,022,752	0.1

38,215	@	Copart, Inc.	905,313	0.1

37,508		Corrections Corp. of America	1,104,611	0.1

40,836		Covanta Holding Corp.	700,337	0.0

18,600		Crane Co.	676,668	0.0

318,517	@	Delta Airlines, Inc.	3,487,761	0.2

55,834		Donaldson Co., Inc.	1,863,181	0.1

68,848		Dover Corp.	3,690,941	0.2

17,949		Dun & Bradstreet Corp./The	1,277,430	0.1

126,612		Eaton Corp.	5,017,634	0.3

45,120		Equifax, Inc.	2,102,592	0.1

70,350		Exelis, Inc.	693,651	0.0

79,626		Expeditors International Washington, Inc.	3,085,507	0.2

111,013		Fastenal Co.	4,474,934	0.3

20,496		Flowserve Corp.	2,351,916	0.1

63,398		Fluor Corp.	3,128,057	0.2

59,847	@	Fortune Brands Home & Security, Inc.	1,332,793	0.1

18,785		Gardner Denver, Inc.	993,914	0.1

17,850		GATX Corp.	687,225	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

18,666	@	General Cable Corp.	484,196	0.0

47,214		Goodrich Corp.	5,991,457	0.4

22,677		Graco, Inc.	1,044,956	0.1

47,392	@	GrafTech International Ltd.	457,333	0.0

30,950		Harsco Corp.	630,761	0.0

93,450	@	Hertz Global Holdings, Inc.	1,196,160	0.1

22,198		Hubbell, Inc.	1,730,112	0.1

18,600	@	Huntington Ingalls Industries, Inc.	748,464	0.0

31,650		IDEX Corp.	1,233,717	0.1

18,850	@	IHS, Inc.	2,030,711	0.1

111,980		Ingersoll-Rand PLC	4,723,316	0.3

56,728		Iron Mountain, Inc.	1,869,755	0.1

35,175		ITT Corp.	619,080	0.0

48,550	@	Jacobs Engineering Group, Inc.	1,838,103	0.1

33,669		JB Hunt Transport Services, Inc.	2,006,672	0.1

39,675		Joy Global, Inc.	2,250,763	0.1

41,227		Kansas City Southern	2,867,750	0.2

11,000	@	KAR Auction Services, Inc.	189,090	0.0

55,645		KBR, Inc.	1,374,988	0.1

29,989		Kennametal, Inc.	994,135	0.1

20,963	@	Kirby Corp.	986,938	0.1

36,522		L-3 Communications Holdings, Inc.	2,702,993	0.2

17,596		Landstar System, Inc.	910,065	0.1

19,108		Lennox International, Inc.	891,006	0.1

31,393		Lincoln Electric Holdings, Inc.	1,374,699	0.1

50,450		Manitowoc Co., Inc.	590,265	0.0

30,064		Manpower, Inc.	1,101,846	0.1

133,850		Masco Corp.	1,856,499	0.1

15,850		Matson, Inc.	844,013	0.1

8,539	@	MRC Global, Inc.	181,710	0.0

16,950		MSC Industrial Direct Co.	1,111,073	0.1

22,983	@	Navistar International Corp.	652,028	0.0

45,598	@	Nielsen Holdings NV	1,195,580	0.1

24,119		Nordson Corp.	1,237,064	0.1

34,800	@	Oshkosh Truck Corp.	729,060	0.0

45,593	@	Owens Corning, Inc.	1,301,224	0.1

133,744		Paccar, Inc.	5,241,427	0.3

43,413		Pall Corp.	2,379,467	0.2

56,641		Parker Hannifin Corp.	4,354,560	0.3

37,136		Pentair, Inc.	1,421,566	0.1

63,729	L	Pitney Bowes, Inc.	954,023	0.1

17,459	@,L	Polypore International, Inc.	705,169	0.0

78,375	@	Quanta Services, Inc.	1,886,486	0.1

14,553		Regal-Beloit Corp.	906,070	0.1

113,707		Republic Services, Inc.	3,008,687	0.2

53,584		Robert Half International, Inc.	1,530,895	0.1

53,501		Rockwell Automation, Inc.	3,534,276	0.2

54,378		Rockwell Collins, Inc.	2,683,554	0.2

23,948		Rollins, Inc.	535,717	0.0

36,522		Roper Industries, Inc.	3,600,339	0.2

67,651	L	RR Donnelley & Sons Co.	796,252	0.0

19,207		Ryder System, Inc.	691,644	0.0

24,718	@	Shaw Group, Inc.	675,049	0.0

21,774		Snap-On, Inc.	1,355,432	0.1

287,805		Southwest Airlines Co.	2,653,562	0.2

44,850	@	Spirit Aerosystems Holdings, Inc.	1,068,776	0.1

18,982		SPX Corp.	1,239,904	0.1

64,277		Stanley Black & Decker, Inc.	4,136,868	0.3

31,907	@	Stericycle, Inc.	2,924,915	0.2

41,950	@	Terex Corp.	747,969	0.0

105,091		Textron, Inc.	2,613,613	0.2

32,752		Timken Co.	1,499,714	0.1

11,224		Toro Co.	822,607	0.1

22,764		Towers Watson & Co.	1,363,564	0.1

19,100	@	TransDigm Group, Inc.	2,565,130	0.2

30,600		Trinity Industries, Inc.	764,388	0.0

18,687		Triumph Group, Inc.	1,051,517	0.1

124,474	@	United Continental Holdings, Inc.	3,028,452	0.2

35,147	@	United Rentals, Inc.	1,196,404	0.1

28,402		URS Corp.	990,662	0.1

39,250	@	UTI Worldwide, Inc.	573,443	0.0

8,752		Valmont Industries, Inc.	1,058,729	0.1

55,106	@	Verisk Analytics, Inc.	2,714,522	0.2

18,065		Wabtec Corp.	1,409,251	0.1

46,249		Waste Connections, Inc.	1,383,770	0.1

16,450	@	Wesco International, Inc.	946,698	0.1

21,908		WW Grainger, Inc.	4,189,686	0.3

69,496		Xylem, Inc.	1,749,214	0.1

			194,604,824	12.4

		Information Technology: 13.5%
21,812	@	Acme Packet, Inc.	406,794	0.0

158,778		Activision Blizzard, Inc.	1,903,748	0.1

235,100	@	Advanced Micro Devices, Inc.	1,347,123	0.1

67,159	@	Akamai Technologies, Inc.	2,132,298	0.1

18,878	@	Alliance Data Systems Corp.	2,548,530	0.2

120,982		Altera Corp.	4,094,031	0.3

63,259	@	Amdocs Ltd.	1,880,057	0.1

60,754		Amphenol Corp.	3,336,610	0.2

111,864		Analog Devices, Inc.	4,213,917	0.3

35,050	@	Ansys, Inc.	2,212,005	0.1

35,059	@	AOL, Inc.	984,457	0.1

480,547		Applied Materials, Inc.	5,507,069	0.4

36,900	@	Ariba, Inc.	1,651,644	0.1

41,818	@	Arrow Electronics, Inc.	1,372,049	0.1

166,398	@	Atmel Corp.	1,114,867	0.1

86,648	@	Autodesk, Inc.	3,031,814	0.2

91,425		Avago Technologies Ltd.	3,282,158	0.2

54,402	@	Avnet, Inc.	1,678,846	0.1

18,350		AVX Corp.	196,162	0.0

60,395	@	BMC Software, Inc.	2,577,659	0.2

8,900		Booz Allen Hamilton Holding Corp.	135,992	0.0

47,250		Broadridge Financial Solutions ADR	1,005,008	0.1

171,981	@	Brocade Communications Systems, Inc.	847,866	0.1

133,016		CA, Inc.	3,603,403	0.2

102,750	@	Cadence Design Systems, Inc.	1,129,223	0.1

69,809	@	Citrix Systems, Inc.	5,859,767	0.4

58,184		Computer Sciences Corp.	1,444,127	0.1

81,737	@	Compuware Corp.	759,337	0.0

17,093	@	Concur Technologies, Inc.	1,164,033	0.1

40,026	@	CoreLogic, Inc.	732,876	0.0

43,578	@,L	Cree, Inc.	1,118,647	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

57,060		Cypress Semiconductor Corp.	754,333	0.0

23,610		Diebold, Inc.	871,445	0.1

18,914	@	Dolby Laboratories, Inc.	781,148	0.0

12,498		DST Systems, Inc.	678,766	0.0

14,650	@	EchoStar Corp.	387,053	0.0

119,128	@	Electronic Arts, Inc.	1,471,231	0.1

18,026	@	Equinix, Inc.	3,166,267	0.2

29,761	@	F5 Networks, Inc.	2,963,005	0.2

16,847		Factset Research Systems, Inc.	1,565,760	0.1

47,736	@	Fairchild Semiconductor International, Inc.	673,078	0.0

94,074		Fidelity National Information Services, Inc.	3,206,042	0.2

51,167	@	Fiserv, Inc.	3,695,281	0.2

18,248	@	FleetCor Technologies, Inc.	639,410	0.0

57,809		Flir Systems, Inc.	1,127,276	0.1

48,964	@	Fortinet, Inc.	1,136,944	0.1

18,896	@,L	Freescale Semiconductor Holdings Ltd.	193,684	0.0

25,278	@,L	Fusion-io, Inc.	528,057	0.0

34,967	@	Gartner, Inc.	1,505,329	0.1

48,100	@	Genpact Ltd.	799,903	0.0

29,470		Global Payments, Inc.	1,273,988	0.1

42,665		Harris Corp.	1,785,530	0.1

27,479		IAC/InterActiveCorp	1,253,042	0.1

40,400	@	Informatica Corp.	1,711,344	0.1

57,112	@	Ingram Micro, Inc.	997,747	0.1

110,091		Intuit, Inc.	6,533,901	0.4

11,954	@	IPG Photonics Corp.	521,075	0.0

14,981	@	Itron, Inc.	617,816	0.0

69,436		Jabil Circuit, Inc.	1,411,634	0.1

32,749		Jack Henry & Associates, Inc.	1,130,495	0.1

86,650	@	JDS Uniphase Corp.	953,150	0.1

198,506	@	Juniper Networks, Inc.	3,237,633	0.2

62,723		KLA-Tencor Corp.	3,089,108	0.2

75,549	@	Lam Research Corp.	2,851,219	0.2

31,688		Lender Processing Services, Inc.	801,073	0.1

26,657		Lexmark International, Inc.	708,543	0.0

86,302		Linear Technology Corp.	2,703,842	0.2

23,199	@	LinkedIn Corp.	2,465,358	0.2

213,387	@	LSI Logic Corp.	1,359,275	0.1

176,188	@	Marvell Technology Group Ltd.	1,987,401	0.1

109,571		Maxim Integrated Products	2,809,400	0.2

72,850		Microchip Technology, Inc.	2,409,878	0.2

371,022	@	Micron Technology, Inc.	2,341,149	0.1

30,127	@	Micros Systems, Inc.	1,542,502	0.1

51,650		Molex, Inc.	1,236,501	0.1

34,650		National Instruments Corp.	930,699	0.1

59,560	@	NCR Corp.	1,353,799	0.1

136,106	@	NetApp, Inc.	4,330,893	0.3

11,767	@	NetSuite, Inc.	644,479	0.0

25,078	@	NeuStar, Inc.	837,605	0.1

91,150	@	Nuance Communications, Inc.	2,171,193	0.1

232,002	@	Nvidia Corp.	3,206,268	0.2

170,200	@	ON Semiconductor Corp.	1,208,420	0.1

121,530		Paychex, Inc.	3,817,257	0.2

86,858	@	PMC - Sierra, Inc.	533,308	0.0

67,500	@	Polycom, Inc.	710,100	0.0

40,892	@	Rackspace Hosting, Inc.	1,796,794	0.1

72,302	@	Red Hat, Inc.	4,083,617	0.3

58,700	@	Riverbed Technolgoy, Inc.	948,005	0.1

41,599	@	Rovi Corp.	816,172	0.1

106,536		SAIC, Inc.	1,291,216	0.1

91,200	@	Sandisk Corp.	3,326,976	0.2

16,094	@	Silicon Laboratories, Inc.	609,963	0.0

71,098	@	Skyworks Solutions, Inc.	1,945,952	0.1

23,111	@	SolarWinds, Inc.	1,006,715	0.1

26,041		Solera Holdings, Inc.	1,088,253	0.1

5,800	@,L	Splunk, Inc.	162,980	0.0

270,264	@	Symantec Corp.	3,948,557	0.3

54,646	@	Synopsys, Inc.	1,608,232	0.1

14,941	@	Tech Data Corp.	719,708	0.0

63,250	@	Teradata Corp.	4,554,633	0.3

70,950	@	Teradyne, Inc.	997,557	0.1

61,821	@	TIBCO Software, Inc.	1,849,684	0.1

60,758		Total System Services, Inc.	1,453,939	0.1

46,950	@	Trimble Navigation Ltd.	2,160,170	0.1

14,820	@	Vantiv, Inc.	345,158	0.0

40,349	@	VeriFone Holdings, Inc.	1,335,148	0.1

59,241	@	VeriSign, Inc.	2,581,130	0.2

54,331	@	Vishay Intertechnology, Inc.	512,341	0.0

88,130	@	Western Digital Corp.	2,686,202	0.2

229,804		Western Union Co.	3,869,899	0.2

505,211		Xerox Corp.	3,976,011	0.3

98,959		Xilinx, Inc.	3,322,054	0.2

19,456	@	Zebra Technologies Corp.	668,508	0.0

49,132	@,L	Zynga, Inc.	267,278	0.0

			210,825,606	13.5

		Materials: 6.0%
25,756		Airgas, Inc.	2,163,762	0.1

33,436		Albemarle Corp.	1,994,123	0.1

399,946		Alcoa, Inc.	3,499,527	0.2

40,550		Allegheny Technologies, Inc.	1,293,139	0.1

34,200	@	Allied Nevada Gold Corp.	970,596	0.1

24,972		Aptargroup, Inc.	1,274,821	0.1

29,411		Ashland, Inc.	2,038,476	0.1

58,734		Ball Corp.	2,411,031	0.1

38,661		Bemis Co., Inc.	1,211,636	0.1

23,752		Cabot Corp.	966,706	0.1

16,850		Carpenter Technology Corp.	806,104	0.0

58,636		Celanese Corp.	2,029,978	0.1

24,606		CF Industries Holdings, Inc.	4,767,166	0.3

53,425		Cliffs Natural Resources, Inc.	2,633,318	0.2

44,150		Commercial Metals Co.	558,056	0.0

12,600		Compass Minerals International, Inc.	961,128	0.1

55,797	@	Crown Holdings, Inc.	1,924,439	0.1

17,243		Cytec Industries, Inc.	1,011,130	0.1

13,549		Domtar Corp.	1,039,344	0.1

51,715		Eastman Chemical Co.	2,604,885	0.2

51,428		FMC Corp.	2,750,369	0.2

11,762		Greif, Inc. - Class A	482,242	0.0

71,750		Huntsman Corp.	928,445	0.1

30,386		International Flavors & Fragrances, Inc.	1,665,153	0.1

163,950		International Paper Co.	4,739,794	0.3

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

20,100	@	Intrepid Potash, Inc.	457,476	0.0

8,300	L	Kronos Worldwide, Inc.	131,057	0.0

17,147	L	Martin Marietta Materials, Inc.	1,351,527	0.1

64,850		MeadWestvaco Corp.	1,864,437	0.1

24,711	@,L	Molycorp, Inc.	532,522	0.0

3,281		NewMarket Corp.	710,665	0.0

118,870		Nucor Corp.	4,505,173	0.3

61,831	@	Owens-Illinois, Inc.	1,185,300	0.1

36,750		Packaging Corp. of America	1,037,820	0.1

57,093		PPG Industries, Inc.	6,058,709	0.4

28,168		Reliance Steel & Aluminum Co.	1,422,484	0.1

26,500		Rock-Tenn Co.	1,445,575	0.1

25,756		Rockwood Holdings, Inc.	1,142,279	0.1

22,025		Royal Gold, Inc.	1,726,760	0.1

49,300		RPM International, Inc.	1,340,960	0.1

15,740		Scotts Miracle-Gro Co.	647,229	0.0

72,731		Sealed Air Corp.	1,122,967	0.1

32,568		Sherwin-Williams Co.	4,310,375	0.3

45,314		Sigma-Aldrich Corp.	3,350,064	0.2

18,396		Silgan Holdings, Inc.	785,325	0.0

46,033		Solutia, Inc.	1,291,226	0.1

38,150		Sonoco Products Co.	1,150,222	0.1

82,093		Steel Dynamics, Inc.	964,593	0.1

30,360	@	Tahoe Resources, Inc.	421,700	0.0

30,076		Titanium Metals Corp.	340,160	0.0

54,009	L	United States Steel Corp.	1,112,585	0.1

34,912		Valspar Corp.	1,832,531	0.1

48,506		Vulcan Materials Co.	1,926,173	0.1

23,436		Walter Industries, Inc.	1,034,934	0.1

7,700	L	Westlake Chemical Corp.	402,402	0.0

28,100	@	WR Grace & Co.	1,417,645	0.1

			93,748,243	6.0

		Telecommunication Services: 1.4%
131,601	@	Clearwire Corp.	147,393	0.0

109,848	@	Crown Castle International Corp.	6,443,684	0.4

374,494	L	Frontier Communications Corp.	1,434,312	0.1

60,924	@	Level 3 Communications, Inc.	1,349,467	0.1

113,938	@	MetroPCS Communications, Inc.	689,325	0.1

65,100	@	NII Holdings, Inc.	665,973	0.0

45,458	@	SBA Communications Corp.	2,593,379	0.2

1,124,127	@	Sprint Nextel Corp.	3,664,654	0.2

35,574		Telephone & Data Systems, Inc.	757,370	0.1

56,446	@	TW Telecom, Inc.	1,448,404	0.1

5,500	@	United States Cellular Corp.	212,410	0.0

220,594		Windstream Corp.	2,130,938	0.1

			21,537,309	1.4

		Utilities: 6.0%
240,552	@	AES Corp.	3,086,282	0.2

43,977		AGL Resources, Inc.	1,704,109	0.1

41,613		Alliant Energy Corp.	1,896,304	0.1

90,982		Ameren Corp.	3,051,536	0.2

66,083		American Water Works Co., Inc.	2,265,325	0.1

52,136		Aqua America, Inc.	1,301,315	0.1

33,761		Atmos Energy Corp.	1,183,998	0.1

151,706	@	Calpine Corp.	2,504,666	0.2

160,180		CenterPoint Energy, Inc.	3,310,921	0.2

98,057		CMS Energy Corp.	2,304,340	0.1

63,780		DTE Energy Co.	3,784,067	0.2

122,160		Edison International	5,643,792	0.4

27,029		Energen Corp.	1,219,819	0.1

66,414		Entergy Corp.	4,508,846	0.3

51,087		Great Plains Energy, Inc.	1,093,773	0.1

36,450		Hawaiian Electric Industries	1,039,554	0.1

29,363		Integrys Energy Group, Inc.	1,669,874	0.1

19,271		ITC Holdings Corp.	1,327,965	0.1

70,803		MDU Resources Group, Inc.	1,530,053	0.1

27,183		National Fuel Gas Co.	1,277,057	0.1

106,950		NiSource, Inc.	2,647,012	0.2

117,562		Northeast Utilities	4,562,581	0.3

85,418	@	NRG Energy, Inc.	1,482,856	0.1

88,475		NV Energy, Inc.	1,555,391	0.1

36,966		OGE Energy Corp.	1,914,469	0.1

77,946		Oneok, Inc.	3,297,895	0.2

85,561		Pepco Holdings, Inc.	1,674,429	0.1

41,038		Pinnacle West Capital Corp.	2,123,306	0.1

217,462		PPL Corp.	6,047,618	0.4

66,784		Questar Corp.	1,393,114	0.1

44,050		SCANA Corp.	2,107,352	0.1

90,344		Sempra Energy	6,222,895	0.4

80,861		TECO Energy, Inc.	1,460,350	0.1

42,650		UGI Corp.	1,255,190	0.1

31,200		Vectren Corp.	921,024	0.0

47,314		Westar Energy, Inc.	1,417,054	0.1

86,389		Wisconsin Energy Corp.	3,418,413	0.2

182,593		Xcel Energy, Inc.	5,187,467	0.3

			94,392,012	6.0

	Total Common Stock
	(Cost $1,133,005,441)		1,527,897,527	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Securities Lending Collateralcc(1): 1.6%
5,742,907		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $5,742,997, collateralized by various U.S. Government Agency Obligations, 3.500%- 5.500%, Market Value plus accrued interest $5,857,765, due 05/01/32-06/01/42)	5,742,907	0.4

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

5,742,907	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $5,743,001, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $5,857,765, due 07/01/42-02/20/61)	5,742,907	0.4

5,742,907	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $5,742,992, collateralized by various U.S. Government Agency Obligations, 2.202%- 5.000%, Market Value plus accrued interest $5,857,765, due 04/01/24-06/01/42)	5,742,907	0.3

5,742,907	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $5,743,025, collateralized by various U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $5,857,765, due 10/01/14-02/25/44)	5,742,907	0.4

1,209,030	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,209,050, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,233,211, due 07/01/21-04/01/42)	1,209,030	0.1

		24,180,658	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
19,069,187	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $19,069,187)	19,069,187	1.2

	Total Short-Term Investments (Cost $43,249,845)	43,249,845	2.8

Total Investments in Securities (Cost $1,176,255,286)	$1,571,147,372	100.5
Liabilities in Excess of Other Assets	(8,480,927)	(0.5)

Net Assets	$1,562,666,445	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,184,416,114.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$450,703,608
Gross Unrealized Depreciation	(63,972,350)

Net Unrealized Appreciation	$386,731,258

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$1,527,897,527	$–	$–	$1,527,897,527
Short-Term Investments	19,069,187	24,180,658	–	43,249,845

Total Investments, at fair value	$1,546,966,714	$24,180,658	$–	$1,571,147,372

Other Financial Instruments+
Futures	511,805	–	–	511,805

Total Assets	$1,547,478,519	$24,180,658	$–	$1,571,659,177

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P Mid 400 E-Mini	399	09/21/12	$37,486,050	$511,805

			$37,486,050	$511,805

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation*	$511,805

Total Liability Derivatives		$511,805

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

      Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$3,826,343

Total	$3,826,343

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$719,453

Total	$719,453

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 13.2%
43,900	@	Aeropostale, Inc.	782,737	0.1

25,580	@	AFC Enterprises	591,921	0.1

46,660	@	American Axle & Manufacturing Holdings, Inc.	489,463	0.1

25,220	L	American Greetings Corp.	368,716	0.1

13,530	@,L	American Public Education, Inc.	432,960	0.1

8,660	@	America’s Car-Mart, Inc.	336,441	0.1

20,400	@	Amerigon, Inc.	234,396	0.0

20,280		Ameristar Casinos, Inc.	360,376	0.1

32,620	@	ANN, Inc.	831,484	0.1

18,690		Arbitron, Inc.	654,150	0.1

12,600	@	Arctic Cat, Inc.	460,656	0.1

20,580	@	Asbury Automotive Group, Inc.	487,540	0.1

11,660	@	Ascent Media Corp.	603,405	0.1

24,200	@,L	Barnes & Noble, Inc.	398,332	0.1

66,100	@	Beazer Homes USA, Inc.	214,825	0.0

34,460		Bebe Stores, Inc.	202,280	0.0

64,600		Belo Corp.	416,024	0.1

871	@	Biglari Holdings, Inc.	336,546	0.1

11,680	@	BJ’s Restaurants, Inc.	443,840	0.1

26,000	@	Black Diamond, Inc.	245,700	0.0

7,520	@,L	Blue Nile, Inc.	223,419	0.0

7,400		Blyth, Inc.	255,744	0.0

20,750		Bob Evans Farms, Inc.	834,150	0.1

27,500	@	Body Central Corp.	247,500	0.0

36,600	@,L	Boyd Gaming Corp.	263,520	0.0

13,550	@,L	Bridgepoint Education, Inc.	295,390	0.0

26,160		Brown Shoe Co., Inc.	337,726	0.1

63,360		Brunswick Corp.	1,407,859	0.2

17,080	L	Buckle, Inc.	675,856	0.1

13,200	@,L	Buffalo Wild Wings, Inc.	1,143,648	0.2

23,680	@	Cabela’s, Inc.	895,341	0.1

27,500	@,L	Caesars Entertainment Co.	313,500	0.0

44,250		Callaway Golf Co.	261,518	0.0

12,180	@	Capella Education Co.	423,377	0.1

21,220		Cato Corp.	646,361	0.1

5,560	@	Cavco Industries, Inc.	285,117	0.0

14,240		CEC Entertainment, Inc.	517,909	0.1

34,810	@	Cheesecake Factory	1,112,528	0.2

15,470	@	Childrens Place Retail Stores, Inc.	770,870	0.1

6,027		Churchill Downs, Inc.	354,327	0.1

18,610	@	Citi Trends, Inc.	287,338	0.0

22,800	@,L	Coinstar, Inc.	1,565,448	0.2

48,180	@	Collective Brands, Inc.	1,032,016	0.1

7,610		Columbia Sportswear Co.	408,048	0.1

16,120	@,L	Conn’s, Inc.	238,576	0.0

33,490		Cooper Tire & Rubber Co.	587,415	0.1

9,250		Core-Mark Holding Co., Inc.	445,295	0.1

99,060	@	Corinthian Colleges, Inc.	286,283	0.0

15,330		Cracker Barrel Old Country Store	962,724	0.1

57,370	@	CROCS, Inc.	926,526	0.1

8,490		CSS Industries, Inc.	174,469	0.0

45,600	@	Cumulus Media, Inc.	137,256	0.0

91,610		Dana Holding Corp.	1,173,524	0.2

72,660	@	Denny’s Corp.	322,610	0.0

19,450	@	Digital Generation, Inc.	240,597	0.0

11,300	@	DineEquity, Inc.	504,432	0.1

31,560		Domino’s Pizza, Inc.	975,520	0.1

21,060	@	Dorman Products, Inc.	528,395	0.1

16,110	@	Drew Industries, Inc.	448,664	0.1

7,525	@	DSW, Inc. - CLASS B	409,360	0.1

32,300	@	Entercom Communications Corp.	194,446	0.0

14,140		Ethan Allen Interiors, Inc.	281,810	0.0

28,050	@	EW Scripps Co.	269,561	0.0

48,420	@	Exide Technologies	162,691	0.0

44,200	@	Express, Inc.	803,114	0.1

25,600	@	Fiesta Restaurant Group, Inc.	338,688	0.1

70,220	@	Fifth & Pacific Co., Inc.	753,461	0.1

36,889		Finish Line	771,349	0.1

5,870	@	Fisher Communications, Inc.	175,572	0.0

22,600	@	Francesca’s Holdings Corp.	610,426	0.1

17,890		Fred’s, Inc.	273,538	0.0

12,220	@	Fuel Systems Solutions, Inc.	203,952	0.0

21,040	@	Gaylord Entertainment Co.	811,302	0.1

14,430	@	Genesco, Inc.	867,964	0.1

10,410	@	G-III Apparel Group Ltd.	246,613	0.0

26,310	@	Grand Canyon Education, Inc.	550,931	0.1

12,560		Group 1 Automotive, Inc.	572,862	0.1

27,960		Harte-Hanks, Inc.	255,554	0.0

12,850		Haverty Furniture Cos., Inc.	143,534	0.0

19,210	@	Helen of Troy Ltd.	651,027	0.1

18,650	@	Hibbett Sporting Goods, Inc.	1,076,291	0.2

28,900		Hillenbrand, Inc.	531,182	0.1

34,480		HOT Topic, Inc.	334,111	0.1

88,260	@,L	Hovnanian Enterprises, Inc.	255,954	0.0

27,100		HSN, Inc.	1,093,485	0.2

48,250	@,L	Iconix Brand Group, Inc.	842,927	0.1

10,000		International Speedway Corp.	261,800	0.0

26,350		Interval Leisure Group, Inc.	500,913	0.1

14,480	@	iRobot Corp.	320,732	0.0

33,720	@	Jack in the Box, Inc.	940,114	0.1

19,780	L	Jakks Pacific, Inc.	316,678	0.0

124,900	@	Jamba, Inc.	244,804	0.0

56,340		Jones Group, Inc.	538,610	0.1

18,530	@	JoS. A Bank Clothiers, Inc.	786,784	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

44,000	@	Journal Communications, Inc.	227,040	0.0

15,310	@,L	K12, Inc.	356,723	0.1

30,600	L	KB Home	299,880	0.0

14,150	@	Kenneth Cole Productions, Inc.	212,958	0.0

19,120	@	Knology, Inc.	376,090	0.1

37,300	@	Krispy Kreme Doughnuts, Inc.	238,347	0.0

42,500	@	La-Z-Boy, Inc.	522,325	0.1

19,200	@	Leapfrog Enterprises, Inc.	196,992	0.0

16,500	@	Libbey, Inc.	253,605	0.0

27,800	@	Life Time Fitness, Inc.	1,292,978	0.2

15,700		Lifetime Brands, Inc.	195,779	0.0

49,090		Lincoln Educational Services Corp.	319,085	0.0

46,200	@,L	Lions Gate Entertainment Corp.	680,988	0.1

10,400		Lithia Motors, Inc.	239,720	0.0

104,827	@	Live Nation, Inc.	962,312	0.1

17,480	@,L	Lumber Liquidators	590,649	0.1

15,780	@	M/I Homes, Inc.	273,310	0.0

18,500		Mac-Gray Corp.	260,665	0.0

13,480	@	Maidenform Brands, Inc.	268,522	0.0

16,980		Marcus Corp.	233,645	0.0

20,700	@	MarineMax, Inc.	196,857	0.0

19,800	@	Marriott Vacations Worldwide Corp.	613,404	0.1

20,380		Matthews International Corp.	662,146	0.1

10,600	@,L	Mattress Firm Holding Corp.	321,286	0.0

75,500	@,L	McClatchy Co.	166,100	0.0

16,600		MDC Holdings, Inc.	542,322	0.1

26,200		MDC Partners, Inc.	297,108	0.0

32,100		Men’s Wearhouse, Inc.	903,294	0.1

19,600	L	Meredith Corp.	626,024	0.1

21,110	@	Meritage Homes Corp.	716,473	0.1

34,800	@	Modine Manufacturing Co.	241,164	0.0

19,665		Monro Muffler, Inc.	653,665	0.1

46,000	@	Morgans Hotel Group Co.	216,200	0.0

8,850		Movado Group, Inc.	221,427	0.0

15,200	@	Multimedia Games, Inc.	212,800	0.0

33,800		National CineMedia, Inc.	512,746	0.1

57,200	@	New York Times Co.	446,160	0.1

20,940		Nutri/System, Inc.	242,066	0.0

138,800	@	Office Depot, Inc.	299,808	0.0

52,050	@	OfficeMax, Inc.	263,373	0.0

57,400	@	Orient-Express Hotels Ltd.	480,438	0.1

4,970		Oxford Industries, Inc.	222,159	0.0

15,910	@	Papa John’s International, Inc.	756,839	0.1

6,340	@,L	Peet’s Coffee & Tea, Inc.	380,654	0.1

26,200	L	Penske Auto Group, Inc.	556,488	0.1

31,450		PEP Boys-Manny Moe & Jack	311,355	0.0

9,760	@	Perry Ellis International, Inc.	202,520	0.0

14,550		PF Chang’s China Bistro, Inc.	748,888	0.1

64,310		Pier 1 Imports, Inc.	1,056,613	0.1

42,840	@	Pinnacle Entertainment, Inc.	412,121	0.1

35,370		Pool Corp.	1,431,070	0.2

63,310	@	Quiksilver, Inc.	147,512	0.0

26,600	L	RadioShack Corp.	102,144	0.0

11,200	@	Red Robin Gourmet Burgers, Inc.	341,712	0.1

36,110		Regis Corp.	648,536	0.1

36,240		Rent-A-Center, Inc.	1,222,738	0.2

15,100	@	Rentrak Corp.	311,815	0.0

47,480	@	Ruby Tuesday, Inc.	323,339	0.0

8,600	@	Rue21, Inc.	217,064	0.0

46,602	@	Ruth’s Hospitality Group, Inc.	307,573	0.0

29,150		Ryland Group, Inc.	745,657	0.1

89,200	@,L	Saks, Inc.	949,980	0.1

17,420		Scholastic Corp.	490,547	0.1

45,300	@	Scientific Games Corp.	387,315	0.1

36,800	@	Select Comfort Corp.	769,856	0.1

35,480	@	Shuffle Master, Inc.	489,624	0.1

19,810	@	Shutterfly, Inc.	607,969	0.1

41,950		Sinclair Broadcast Group, Inc.	380,067	0.1

22,800		Six Flags Entertainment Corp.	1,235,304	0.2

23,840	@	Skechers USA, Inc.	485,621	0.1

16,400	@,L	Skullcandy, Inc.	232,060	0.0

66,020	@	Smith & Wesson Holding Corp.	548,626	0.1

30,760		Sonic Automotive, Inc.	420,489	0.1

38,380	@	Sonic Corp.	384,568	0.1

45,580		Sotheby’s	1,520,549	0.2

38,830		Spartan Motors, Inc.	203,469	0.0

11,360		Speedway Motorsports, Inc.	192,098	0.0

24,960		Stage Stores, Inc.	457,267	0.1

15,750		Standard Motor Products, Inc.	221,760	0.0

75,180	@,L	Standard-Pacific Corp.	465,364	0.1

9,780	@	Steiner Leisure Ltd.	453,890	0.1

25,165	@	Steven Madden Ltd.	798,989	0.1

6,800	L	Strayer Education, Inc.	741,336	0.1

11,340	L	Sturm Ruger & Co., Inc.	455,301	0.1

15,060		Superior Industries International	246,532	0.0

36,560	@	Tenneco, Inc.	980,539	0.1

34,920		Texas Roadhouse, Inc.	643,576	0.1

16,230		True Religion Apparel, Inc.	470,345	0.1

40,260	@	Tuesday Morning Corp.	172,715	0.0

18,700	@,L	Tumi Holdings, Inc.	327,250	0.1

24,150	@	Universal Electronics, Inc.	318,055	0.0

14,470		Universal Technical Institute, Inc.	195,490	0.0

19,660		Vail Resorts, Inc.	984,573	0.1

34,840	@,L	Valassis Communications, Inc.	757,770	0.1

10,700	@,L	Vera Bradley, Inc.	225,556	0.0

14,600	@	Vitamin Shoppe, Inc.	801,978	0.1

25,381	@	Warnaco Group, Inc.	1,080,723	0.2

79,520	@	Wet Seal, Inc.	251,283	0.0

7,490		Weyco Group, Inc.	173,618	0.0

19,680	@,L	Winnebago Industries	200,539	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

23,800	@	WMS Industries, Inc.	474,810	0.1

35,960		Wolverine World Wide, Inc.	1,394,529	0.2

14,550	@,L	Zumiez, Inc.	576,180	0.1

			99,246,109	13.2

		Consumer Staples: 3.6%
7,490		Alico, Inc.	228,745	0.0

87,940	@	Alliance One International, Inc.	304,272	0.0

13,940		Andersons, Inc.	594,680	0.1

28,490		B&G Foods, Inc.	757,834	0.1

6,650	@,L	Boston Beer Co., Inc.	804,650	0.1

9,570	L	Calavo Growers, Inc.	244,801	0.0

11,400	L	Cal-Maine Foods, Inc.	445,740	0.1

20,073		Casey’s General Stores, Inc.	1,184,106	0.2

50,700	@,L	Central European Distribution Corp.	145,002	0.0

26,800	@	Central Garden & Pet Co.	291,852	0.0

27,820	@	Chiquita Brands International, Inc.	139,100	0.0

4,300		Coca-Cola Bottling Co. Consolidated	276,404	0.0

76,070	@	Darling International, Inc.	1,254,394	0.2

14,680	L	Diamond Foods, Inc.	261,891	0.0

26,200	@	Dole Food Co., Inc.	230,036	0.0

17,090	@	Elizabeth Arden, Inc.	663,263	0.1

26,110		Fresh Del Monte Produce, Inc.	612,802	0.1

27,030	@	Hain Celestial Group, Inc.	1,487,731	0.2

31,470		Harris Teeter Supermarkets, Inc.	1,289,955	0.2

46,380	@,L	Heckmann Corp.	156,764	0.0

18,040		Ingles Markets, Inc.	289,181	0.0

10,120		J&J Snack Foods Corp.	598,092	0.1

13,793		Lancaster Colony Corp.	982,200	0.1

16,030		Nash Finch Co.	344,324	0.0

17,810	@	Pantry, Inc.	261,807	0.0

41,166	@	Pilgrim’s Pride Corp.	294,337	0.0

16,500	@	Post Holdings, Inc.	507,375	0.1

29,480	@	Prestige Brands Holdings, Inc.	466,079	0.1

12,260		Pricesmart, Inc.	827,673	0.1

410,500	@	Rite Aid Corp.	574,700	0.1

30,500		Roundy’s, Inc.	311,405	0.0

17,640		Sanderson Farms, Inc.	808,265	0.1

9,630	@	Seneca Foods Corp.	259,047	0.0

49,110	@	Smart Balance, Inc.	461,143	0.1

21,000		Snyders-Lance, Inc.	529,830	0.1

20,340		Spartan Stores, Inc.	368,764	0.1

13,600	@	Spectrum Brands Holdings, Inc.	442,952	0.1

91,450	@,L	Star Scientific, Inc.	417,012	0.1

97,100		Supervalu, Inc.	502,978	0.1

7,500	@	Susser Holdings Corp.	278,775	0.0

19,710	L	Tootsie Roll Industries, Inc.	470,281	0.1

24,710	@	TreeHouse Foods, Inc.	1,539,186	0.2

32,330	@	United Natural Foods, Inc.	1,773,624	0.2

15,870		Universal Corp.	735,257	0.1

5,050	@,L	USANA Health Sciences, Inc.	207,656	0.0

29,381		Vector Group Ltd.	500,065	0.1

10,690		WD-40 Co.	532,469	0.1

8,100		Weis Markets, Inc.	360,612	0.1

			27,019,111	3.6

		Energy: 5.5%
90,900	@,L	Abraxas Petroleum Corp.	289,971	0.0

11,070	L	Apco Oil and Gas International, Inc.	199,814	0.0

13,400	@,L	Approach Resources, Inc.	342,236	0.1

99,800	L	Arch Coal, Inc.	687,622	0.1

41,470	@,L	ATP Oil & Gas Corp.	140,169	0.0

24,520	@	Basic Energy Services, Inc.	253,046	0.0

37,270		Berry Petroleum Co.	1,478,128	0.2

29,660	@	Bill Barrett Corp.	635,317	0.1

71,870	@,L	BPZ Energy, Inc.	181,831	0.0

27,030		Bristow Group, Inc.	1,099,310	0.2

24,200	@,L	C&J Energy Services, Inc.	447,700	0.1

87,380	@	Cal Dive International, Inc.	253,402	0.0

56,300	@	Callon Petroleum Co.	239,838	0.0

19,600	@	Carrizo Oil & Gas, Inc.	460,796	0.1

3,900	@	Clayton Williams Energy, Inc.	188,682	0.0

35,340	@,L	Clean Energy Fuels Corp.	547,770	0.1

26,200	@	Cloud Peak Energy, Inc.	443,042	0.1

27,800	@	Comstock Resources, Inc.	456,476	0.1

9,120	@	Contango Oil & Gas Co.	539,904	0.1

47,300	@	Crimson Exploration, Inc.	217,107	0.0

27,420		Crosstex Energy, Inc.	383,880	0.1

5,300		CVR Energy, Inc.	140,874	0.0

53,800	@	CVR Energy Inc Escrow	–	–

10,670	@	Dawson Geophysical Co.	254,159	0.0

20,400		Delek US Holdings, Inc.	358,836	0.1

23,920	@	Dril-Quip, Inc.	1,568,913	0.2

31,550	@,L	Endeavour International Corp.	265,020	0.0

22,200	@	Energy Partners Ltd.	375,180	0.1

47,600	@,L	Energy XXI Bermuda Ltd.	1,489,404	0.2

31,600	@	Exterran Holdings, Inc.	402,900	0.1

51,800	@	Forest Oil Corp.	379,694	0.1

7,100	@,L	Forum Energy Technologies, Inc.	139,799	0.0

45,990	@	FX Energy, Inc.	273,640	0.0

25,500	@	GasLog Ltd.	258,825	0.0

119,800	@	Gastar Exploration Ltd.	231,214	0.0

9,800	@	Georesources, Inc.	358,778	0.1

17,190	@,L	Goodrich Petroleum Corp.	238,253	0.0

23,600	@	Green Plains Renewable Energy, Inc.	147,264	0.0

6,490		Gulf Island Fabrication, Inc.	183,083	0.0

14,020	@	Gulfmark Offshore, Inc.	477,241	0.1

30,100	@	Gulfport Energy Corp.	620,963	0.1

45,800	@	Halcon Resources Corp.	432,352	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

42,900	@,L	Harvest Natural Resources, Inc.	366,795	0.1

73,000	@	Helix Energy Solutions Group, Inc.	1,197,930	0.2

90,490	@	Hercules Offshore, Inc.	320,335	0.0

17,140	@	Hornbeck Offshore Services, Inc.	664,689	0.1

84,580	@	ION Geophysical Corp.	557,382	0.1

92,610	@	Key Energy Services, Inc.	703,836	0.1

23,000	@,L	KiOR, Inc.	205,850	0.0

160,300	@,L	Kodiak Oil & Gas Corp.	1,316,063	0.2

21,020		Lufkin Industries, Inc.	1,141,806	0.2

88,100	@,L	Magnum Hunter Resources Corp.	368,258	0.1

21,300	@	Matador Resources Co.	228,762	0.0

18,860	@	Matrix Service Co.	214,061	0.0

60,470	@,L	McMoRan Exploration Co.	766,155	0.1

34,000	@	Midstates Petroleum Co., Inc.	330,140	0.0

33,700	@,L	Miller Energy Resources, Inc.	168,500	0.0

16,510	@	Natural Gas Services Group, Inc.	244,678	0.0

53,740	@	Newpark Resources	317,066	0.0

30,480	L	Nordic American Tanker Shipping	413,614	0.1

33,420	@	Northern Oil And Gas, Inc.	532,715	0.1

41,600	@,L	Oasis Petroleum, Inc.	1,005,888	0.1

15,800		Overseas Shipholding Group, Inc.	175,538	0.0

2,150	@	OYO Geospace Corp.	193,479	0.0

6,090		Panhandle Oil and Gas, Inc.	183,553	0.0

51,900	@	Parker Drilling Co.	234,069	0.0

90,600	@,L	Patriot Coal Corp.	110,532	0.0

12,910	@	PDC Energy, Inc.	316,553	0.0

28,880		Penn Virginia Corp.	211,979	0.0

31,710	@	Petroquest Energy, Inc.	158,550	0.0

8,960	@	PHI, Inc.	249,178	0.0

35,200	@	Pioneer Drilling Co.	280,544	0.0

36,300	@	Quicksilver Resources, Inc.	196,746	0.0

229,200	@	Rentech, Inc.	472,152	0.1

49,700	@,L	Resolute Energy Corp.	475,629	0.1

26,730	@	Rex Energy Corp.	299,643	0.0

30,620	@	Rosetta Resources, Inc.	1,121,917	0.2

57,700	@	Scorpio Tankers, Inc.	368,703	0.1

23,500	@	SemGroup Corp.	750,355	0.1

25,140		Ship Finance International Ltd.	392,938	0.1

21,000	@,L	Solazyme, Inc.	291,900	0.0

26,980	@	Stone Energy Corp.	683,673	0.1

22,660	@	Swift Energy Co.	421,703	0.1

13,400		Targa Resources Corp.	572,180	0.1

19,500	@	Tesco Corp.	234,000	0.0

50,570	@	Tetra Technologies, Inc.	360,564	0.1

25,200	@	TGC Industries, Inc.	244,692	0.0

42,300	@	Triangle Petroleum Corp.	236,034	0.0

45,370	@	Vaalco Energy, Inc.	391,543	0.1

172,950	@	Vantage Drilling Co.	259,425	0.0

33,690	@,L	Venoco, Inc.	337,237	0.1

17,040		W&T Offshore, Inc.	260,712	0.0

96,020	@	Warren Resources, Inc.	230,448	0.0

45,080		Western Refining, Inc.	1,003,932	0.1

24,800	@	Willbros Group, Inc.	160,208	0.0

31,100	@	ZaZa Energy Corp.	140,572	0.0

			41,167,837	5.5

		Financials: 20.3%
12,150		1st Source Corp.	274,590	0.0

48,400	@	1st United Bancorp, Inc.	300,564	0.0

23,696		Acadia Realty Trust	549,273	0.1

12,300		Agree Realty Corp.	272,199	0.0

1,450		Alexander’s, Inc.	625,110	0.1

58,980		Alterra Capital Holdings Ltd.	1,377,183	0.2

24,200		American Assets Trust, Inc.	586,850	0.1

13,600		American Capital Mortgage Investment Corp.	324,768	0.1

36,920		American Equity Investment Life Holding Co.	406,489	0.1

96,900	L	American Realty Capital Trust, Inc.	1,058,148	0.1

27,705	@	Ameris Bancorp.	349,083	0.1

13,520	@	Amerisafe, Inc.	350,844	0.1

12,430		Amtrust Financial Services, Inc.	369,295	0.1

88,780		Anworth Mortgage Asset Corp.	625,899	0.1

23,000		Apollo Commercial Real Estate Finance, Inc.	369,610	0.1

137,410		Apollo Investment Corp.	1,055,309	0.1

10,000		Apollo Residential Mortgage, Inc.	192,800	0.0

16,800		Ares Commercial Real Estate Corp.	293,664	0.0

19,090		Argo Group International Holdings Ltd.	558,764	0.1

100,800	L	ARMOUR Residential REIT, Inc.	716,688	0.1

6,545		Arrow Financial Corp.	158,193	0.0

32,910		Ashford Hospitality Trust, Inc.	277,431	0.0

21,680		Associated Estates Realty Corp.	324,116	0.0

63,180		Astoria Financial Corp.	619,164	0.1

5,850		Bancfirst Corp.	245,174	0.0

26,950	@	Bancorp, Inc.	254,678	0.0

49,700		Bancorpsouth, Inc.	721,644	0.1

80,550		Bank Mutual Corp.	355,226	0.1

20,280		Bank of the Ozarks, Inc.	610,022	0.1

38,300		BankFinancial Corp.	288,399	0.0

15,500		Banner Corp.	339,605	0.1

35,850	@	BBCN Bancorp, Inc.	390,406	0.1

28,050	@	Beneficial Mutual Bancorp, Inc.	242,071	0.0

9,510		Berkshire Hills Bancorp., Inc.	209,220	0.0

63,540		BGC Partners, Inc.	372,980	0.1

51,550		BlackRock Kelso Capital Corp.	503,128	0.1

18,880	@	Banco Latinoamericano de Exportaciones S.A.	404,598	0.1

13,000	@	BofI Holding, Inc.	256,880	0.0

30,800		Boston Private Financial Holdings, Inc.	275,044	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

17,570		OceanFirst Financial Corp.	252,305	0.0

28,340		Brookline Bancorp., Inc.	250,809	0.0

11,800		Bryn Mawr Bank Corp.	248,626	0.0

20,870		Calamos Asset Management, Inc.	238,961	0.0

6,340		Camden National Corp.	232,171	0.0

16,700		Campus Crest Communities, Inc.	173,513	0.0

2,720		Capital Southwest Corp.	279,725	0.0

57,530		Capital Lease Funding, Inc.	238,749	0.0

42,740		Capstead Mortgage Corp.	594,513	0.1

21,890		Cardinal Financial Corp.	268,809	0.0

22,780		Cash America International, Inc.	1,003,231	0.1

49,420		Cathay General Bancorp.	815,924	0.1

62,170		Cedar Shopping Centers, Inc.	313,958	0.0

33,270		Centerstate Banks of Florida, Inc.	237,880	0.0

23,600		Chatham Lodging Trust	337,008	0.1

16,330		Chemical Financial Corp.	351,095	0.1

8,400		Chesapeake Lodging Trust	144,648	0.0

35,970	@,L	Citizens, Inc.	350,708	0.1

16,700	@	Citizens Republic Bancorp, Inc.	286,071	0.0

11,240	L	City Holding Co.	378,676	0.1

20,900		Clifton Savings Bancorp, Inc.	217,569	0.0

10,460		CNB Financial Corp.	170,603	0.0

146,900		CNO Financial Group, Inc.	1,145,820	0.2

45,810		CoBiz Financial, Inc.	286,771	0.0

8,670	L	Cohen & Steers, Inc.	299,202	0.0

46,990		Colonial Properties Trust	1,040,359	0.1

8,900		Colony Financial, Inc.	153,970	0.0

25,830		Columbia Banking System, Inc.	486,121	0.1

21,790		Community Bank System, Inc.	590,945	0.1

11,490		Community Trust Bancorp., Inc.	384,800	0.1

9,000		Coresite Realty Corp.	232,380	0.0

63,298		Cousins Properties, Inc.	490,560	0.1

87,400	@	Cowen Group, Inc.	232,484	0.0

4,650	@	Credit Acceptance Corp.	392,600	0.1

21,600		CreXus Investment Corp.	219,672	0.0

70,350		CubeSmart	820,985	0.1

53,420		CVB Financial Corp.	622,343	0.1

60,150		CYS Investments, Inc.	828,265	0.1

143,890		DCT Industrial Trust, Inc.	906,507	0.1

24,660	@	DFC Global Corp.	454,484	0.1

107,595		DiamondRock Hospitality Co.	1,097,469	0.2

19,710		Dime Community Bancshares	261,946	0.0

11,500		Donegal Group, Inc.	152,720	0.0

121,800	@	Doral Financial Corp.	182,700	0.0

18,180		Duff & Phelps Corp.	263,610	0.0

39,230		DuPont Fabros Technology, Inc.	1,120,409	0.2

35,550		Dynex Capital, Inc.	369,009	0.1

16,100	@	Eagle Bancorp, Inc.	253,575	0.0

21,920		EastGroup Properties, Inc.	1,168,336	0.2

21,200		Edelman Financial Group Inc.	184,440	0.0

49,010		Education Realty Trust, Inc.	543,031	0.1

13,380	@	eHealth, Inc.	215,552	0.0

28,430		Employers Holdings, Inc.	512,877	0.1

4,020	@	Enstar Group Ltd.	397,739	0.1

18,450		Enterprise Financial Services Corp.	202,212	0.0

33,710		Entertainment Properties Trust	1,385,818	0.2

10,760		Epoch Holding Corp.	245,113	0.0

24,270		Equity One, Inc.	514,524	0.1

18,392		ESB Financial Corp.	242,774	0.0

10,630		Evercore Partners, Inc.	248,636	0.0

33,600		Excel Trust, Inc.	401,856	0.1

32,960	@	Ezcorp, Inc.	773,242	0.1

10,800		Federal Agricultural Mortgage Corp.	283,284	0.0

9,070		FBL Financial Group, Inc.	254,051	0.0

79,520	@	FelCor Lodging Trust, Inc.	373,744	0.1

19,900		Fidus Investment Corp.	301,883	0.0

42,170		Fifth Street Finance Corp.	420,857	0.1

22,100	@	Financial Engines, Inc.	474,045	0.1

78,900		First American Financial Corp.	1,338,144	0.2

33,000	@	First BanCorp/Puerto Rico	130,680	0.0

21,090		First Bancorp.	187,490	0.0

37,230		First Busey Corp.	179,821	0.0

44,200	@	First California Financial Group, Inc.	304,096	0.0

19,850	@	First Cash Financial Services, Inc.	797,374	0.1

50,920		First Commonwealth Financial Corp.	342,692	0.1

38,080		First Financial Bancorp.	608,518	0.1

22,965	L	First Financial Bankshares, Inc.	793,670	0.1

9,230		First Financial Corp.	267,670	0.0

46,910	@	First Industrial Realty Trust, Inc.	592,004	0.1

19,220		First Merchants Corp.	239,481	0.0

48,230		First Midwest Bancorp., Inc.	529,565	0.1

30,570		First Potomac Realty Trust	359,809	0.1

68,895		FirstMerit Corp.	1,138,145	0.2

35,760		Flagstone Reinsurance Holdings S.A.	286,438	0.0

25,800		Flushing Financial Corp.	351,654	0.1

68,166		FNB Corp.	740,964	0.1

26,370	@	Forestar Real Estate Group, Inc.	337,800	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

46,170		Franklin Street Properties Corp.	488,479	0.1

4,640		GAMCO Investors, Inc.	205,970	0.0

17,320		Getty Realty Corp.	331,678	0.1

88,310		GFI Group, Inc.	314,384	0.0

45,460		Glacier Bancorp., Inc.	704,175	0.1

34,340		Gladstone Capital Corp.	270,943	0.0

17,990		Gladstone Commercial Corp.	299,713	0.0

74,120		Glimcher Realty Trust	757,506	0.1

6,093	@	Global Indemnity PLC	123,383	0.0

23,100		Golub Capital BDC, Inc.	348,579	0.1

17,000		Government Properties Income Trust	384,540	0.1

11,490		Great Southern Bancorp., Inc.	316,894	0.0

13,900	@,L	Green Dot Corp.	307,468	0.0

12,200		Greenhill & Co., Inc.	434,930	0.1

19,750	@	Greenlight Capital Re Ltd.	502,045	0.1

18,400	@,L	GSV Capital Corp.	171,120	0.0

45,138		Hancock Holding Co.	1,374,001	0.2

22,000	@	Hanmi Financial Corp.	230,560	0.0

39,730		Healthcare Realty Trust, Inc.	947,163	0.1

8,120		Heartland Financial USA, Inc.	194,880	0.0

38,255		Hercules Technology Growth Capital, Inc.	433,812	0.1

84,700		Hersha Hospitality Trust	447,216	0.1

17,300	@	HFF, Inc.	241,162	0.0

42,316		Highwoods Properties, Inc.	1,423,933	0.2

36,020	@	Hilltop Holdings, Inc.	371,366	0.1

13,424		Home Bancshares, Inc.	410,506	0.1

17,700		Homeowners Choice, Inc.	311,520	0.0

26,670		Horace Mann Educators Corp.	466,192	0.1

9,600		Hudson Pacific Properties, Inc.	167,136	0.0

13,993		Hudson Valley Holding Corp.	253,273	0.0

18,090		IBERIABANK Corp.	912,641	0.1

29,650	@	ICG Group, Inc.	274,262	0.0

12,100		Independent Bank Corp.	353,441	0.1

8,050		Infinity Property & Casualty Corp.	464,244	0.1

49,300		Inland Real Estate Corp.	413,134	0.1

35,630		International Bancshares Corp.	695,498	0.1

13,555	@	Intl. FCStone, Inc.	262,289	0.0

62,150		Invesco Mortgage Capital, Inc.	1,139,831	0.2

28,900	@	Investment Technology Group, Inc.	265,880	0.0

28,350	@	Investors Bancorp, Inc.	427,801	0.1

50,100		Investors Real Estate Trust	395,790	0.1

65,110	@,L	iStar Financial, Inc.	419,959	0.1

6,681		Kansas City Life Insurance Co.	235,104	0.0

22,470		KBW, Inc.	369,631	0.1

39,200	@	Kemet Corp.	235,592	0.0

34,500		Kennedy-Wilson Holdings, Inc.	483,345	0.1

50,800		Kite Realty Group Trust	253,492	0.0

65,100	@	Knight Capital Group, Inc.	777,294	0.1

25,800		Kohlberg Capital Corp.	187,308	0.0

15,566		Lakeland Bancorp, Inc.	163,754	0.0

11,670		Lakeland Financial Corp.	313,106	0.0

50,200		LaSalle Hotel Properties	1,462,828	0.2

64,835		Lexington Realty Trust	549,152	0.1

15,620		LTC Properties, Inc.	566,694	0.1

46,900		Maiden Holdings Ltd.	407,092	0.1

10,850	L	Main Street Capital Corp.	262,570	0.0

17,120		MainSource Financial Group, Inc.	202,530	0.0

22,070		MarketAxess Holdings, Inc.	587,945	0.1

34,500		MB Financial Corp.	743,130	0.1

63,800		MCG Capital Corp.	293,480	0.0

31,600		Meadowbrook Insurance Group, Inc.	277,764	0.0

31,700		Medallion Financial Corp.	336,654	0.1

75,680		Medical Properties Trust, Inc.	728,042	0.1

29,100		Medley Capital Corp.	350,364	0.1

8,370		Merchants Bancshares, Inc.	230,593	0.0

27,400	@	MetroCorp Bancshares, Inc.	292,358	0.0

151,250	@,L	MGIC Investment Corp.	435,600	0.1

27,100		Monmouth Real Estate Investment Corp.	317,612	0.0

41,560		Montpelier Re Holdings Ltd.	884,812	0.1

14,950		MVC Capital, Inc.	193,603	0.0

31,880	@	National Financial Partners Corp.	427,192	0.1

15,810		National Health Investors, Inc.	805,045	0.1

8,490		National Interstate Corp.	225,749	0.0

82,810		National Penn Bancshares, Inc.	792,492	0.1

1,665		National Western Life Insurance Co.	236,297	0.0

11,400	@	Nationstar Mortgage Holdings, Inc.	245,328	0.0

7,530	@	Navigators Group, Inc.	376,876	0.1

22,730		NBT Bancorp., Inc.	490,741	0.1

17,700		Nelnet, Inc.	407,100	0.1

17,100	@	Netspend Holdings, Inc.	157,149	0.0

40,600		New York Mortgage Trust, Inc.	286,636	0.0

23,200	@	NewStar Financial, Inc.	300,672	0.0

37,970		NGP Capital Resources Co.	268,828	0.0

10,080	L	Northfield Bancorp, Inc.	143,237	0.0

89,888	L	Northstar Realty Finance Corp.	469,215	0.1

71,570		Northwest Bancshares, Inc.	838,085	0.1

59,150	@	Ocwen Financial Corp.	1,110,837	0.2

58,330		Old National Bancorp.	700,543	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

64,980		Omega Healthcare Investors, Inc.	1,462,050	0.2

17,300	@	OmniAmerican Bancorp, Inc.	370,739	0.1

15,300		One Liberty Properties, Inc.	288,099	0.0

24,250		Oriental Financial Group	268,690	0.0

43,575		Oritani Financial Corp.	627,044	0.1

3,300	@	Pacific Capital Bancorp	150,909	0.0

17,340		PacWest Bancorp	410,438	0.1

7,360	L	Park National Corp.	513,360	0.1

67,300	@	Park Sterling Corp.	316,983	0.0

26,700		Pebblebrook Hotel Trust	622,377	0.1

29,830		PennantPark Investment Corp.	308,740	0.0

40,180		Pennsylvania Real Estate Investment Trust	601,896	0.1

14,800		Pennymac Mortgage Investment Trust	292,004	0.0

12,820		Peoples Bancorp., Inc.	281,784	0.0

32,490	@,L	PHH Corp.	567,925	0.1

100,010	@	Phoenix Cos., Inc.	185,019	0.0

13,590	@	Pico Holdings, Inc.	304,552	0.0

22,580	@	Pinnacle Financial Partners, Inc.	440,536	0.1

12,430	@	Piper Jaffray Cos.	291,235	0.0

24,640		Platinum Underwriters Holdings Ltd.	938,784	0.1

29,710		Potlatch Corp.	948,937	0.1

23,280		Presidential Life Corp.	228,842	0.0

21,200		Primerica, Inc.	566,676	0.1

29,520		PrivateBancorp, Inc.	435,715	0.1

57,690		Prospect Capital Corp.	657,089	0.1

34,000		Prosperity Bancshares, Inc.	1,429,020	0.2

38,970		Provident Financial Services, Inc.	598,189	0.1

26,420		Provident New York Bancorp	200,528	0.0

10,890		PS Business Parks, Inc.	737,471	0.1

100,400	L	Radian Group, Inc.	330,316	0.1

30,716	L	RAIT Financial Trust	141,908	0.0

23,290		Ramco-Gershenson Properties	292,755	0.0

55,780		Redwood Trust, Inc.	696,134	0.1

14,930		Renasant Corp.	234,550	0.0

7,060		Republic Bancorp., Inc.	157,085	0.0

52,250		Resource Capital Corp.	278,492	0.0

28,800	L	Retail Opportunity Investments	347,328	0.1

12,490		RLI Corp.	851,818	0.1

55,100		RLJ Lodging Trust	998,963	0.1

30,490		Rockville Financial, Inc.	352,769	0.1

21,670		Roma Financial Corp.	184,628	0.0

14,500		Rouse Properties, Inc.	196,475	0.0

15,760		S&T Bancorp, Inc.	291,087	0.0

29,900		Sabra Healthcare REIT, Inc.	511,589	0.1

18,093	@	Safeguard Scientifics, Inc.	280,080	0.0

9,020		Safety Insurance Group, Inc.	366,573	0.1

18,640		Sandy Spring Bancorp, Inc.	335,520	0.1

3,470		Saul Centers, Inc.	148,759	0.0

7,580		SCBT Financial Corp.	267,195	0.0

31,420		SeaBright Insurance Holdings, Inc.	279,324	0.0

37,990		Selective Insurance Group	661,406	0.1

11,510		Simmons First National Corp.	267,608	0.0

15,800		Solar Capital Ltd.	351,708	0.1

18,500		Solar Senior Capital Ltd.	312,650	0.0

13,581		Southside Bancshares, Inc.	305,301	0.0

17,240		Sovran Self Storage, Inc.	863,552	0.1

27,600		STAG Industrial, Inc.	402,408	0.1

67,350		Starwood Property Trust, Inc.	1,435,228	0.2

10,080		State Auto Financial Corp.	141,624	0.0

30,400	@	State Bank Financial Corp.	460,864	0.1

12,670		StellarOne Corp.	158,122	0.0

21,150		Sterling Bancorp.	211,077	0.0

18,700	@	Sterling Financial Corp.	353,243	0.1

15,900		Stewart Information Services Corp.	244,065	0.0

32,585	@	Stifel Financial Corp.	1,006,876	0.1

122,220	@	Strategic Hotel Capital, Inc.	789,541	0.1

41,000		Summit Hotel Properties, Inc.	343,170	0.1

14,140		Sun Communities, Inc.	625,554	0.1

67,614	@	Sunstone Hotel Investors, Inc.	743,078	0.1

139,106		Susquehanna Bancshares, Inc.	1,432,792	0.2

36,030	@	SWS Group, Inc.	192,040	0.0

10,540		SY Bancorp., Inc.	252,433	0.0

30,100		Symetra Financial Corp.	379,862	0.1

8,290	@	Tejon Ranch Co.	237,260	0.0

21,800		Terreno Realty Corp.	329,398	0.1

11,050		Territorial Bancorp, Inc.	251,609	0.0

19,540	@	Texas Capital Bancshares, Inc.	789,221	0.1

23,800		THL Credit, Inc.	320,586	0.0

29,700		TICC Capital Corp.	288,090	0.0

6,506	L	Tompkins Financial Corp.	245,146	0.0

27,554		Tower Group, Inc.	575,052	0.1

17,056		TowneBank	238,784	0.0

17,600		Triangle Capital Corp.	400,928	0.1

10,390		Trico Bancshares	160,006	0.0

50,250		Trustco Bank Corp.	274,365	0.0

45,950		Trustmark Corp.	1,124,856	0.2

127,700		Two Harbors Investment Corp.	1,322,972	0.2

23,310		UMB Financial Corp.	1,194,171	0.2

29,100		UMH Properties, Inc.	312,243	0.0

83,760		Umpqua Holdings Corp.	1,102,282	0.2

12,670		Union First Market Bankshares Corp.	183,082	0.0

25,080	L	United Bankshares, Inc.	649,070	0.1

23,500	@	United Community Banks, Inc./GA	201,395	0.0

22,740		United Financial Bancorp, Inc.	327,001	0.1

18,520		United Fire Group, Inc.	395,032	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

7,340		Universal Health Realty Income Trust	304,830	0.0

14,960		Univest Corp. of Pennsylvania	247,289	0.0

14,040		Urstadt Biddle Properties, Inc.	277,571	0.0

11,756		ViewPoint Financial Group	183,864	0.0

6,280	@	Virtus Investment Partners	508,680	0.1

21,471	@	Walter Investment Management Corp.	503,280	0.1

20,900		Washington Banking Co.	290,510	0.0

42,240		Washington Real Estate Investment Trust	1,201,728	0.2

11,810		Washington Trust Bancorp, Inc.	287,928	0.0

51,760		Webster Financial Corp.	1,121,122	0.2

16,970		WesBanco, Inc.	360,782	0.1

15,900	@	West Coast Bancorp	312,435	0.0

22,070		Westamerica Bancorp.	1,041,483	0.1

44,440	@	Western Alliance Bancorp.	415,958	0.1

45,960		Westfield Financial, Inc.	335,508	0.1

4,280		Westwood Holdings Group, Inc.	159,473	0.0

22,300		Whitestone REIT	307,963	0.0

13,500	@	Wilshire Bancorp., Inc.	73,980	0.0

17,450		Winthrop Realty Trust	212,192	0.0

20,940		Wintrust Financial Corp.	743,370	0.1

49,700	@	WisdomTree Investments, Inc.	326,529	0.1

10,060	@	World Acceptance, Corp.	661,948	0.1

6,380		WSFS Financial Corp.	257,816	0.0

			152,115,133	20.3

		Health Care: 13.1%
12,180	@	Abaxism, Inc.	450,660	0.1

20,080	@	Abiomed, Inc.	458,226	0.1

11,700	@	Acadia Healthcare Co., Inc.	205,218	0.0

39,986	@	Accelrys, Inc.	323,487	0.1

38,000	@,L	Accretive Health, Inc.	416,480	0.1

48,503	@	Accuray, Inc.	331,761	0.1

41,100	@,L	Achillion Pharmaceuticals, Inc.	254,820	0.0

26,160	@	Acorda Therapeutics, Inc.	616,330	0.1

22,800	@,L	Aegerion Pharmaceuticals, Inc.	338,352	0.1

21,300	@	Affymax, Inc.	274,344	0.0

41,000	@	Affymetrix, Inc.	192,290	0.0

6,820	@	Air Methods Corp.	670,065	0.1

29,350	@	Akorn, Inc.	462,849	0.1

38,750	@	Align Technology, Inc.	1,296,575	0.2

65,770	@	Alkermes PLC	1,116,117	0.2

41,330	@	Allos Therapeutics, Inc.	73,981	0.0

7,470	@	Almost Family, Inc.	166,880	0.0

23,950	@,L	Alnylam Pharmaceuticals, Inc.	279,496	0.0

17,940	@	AMAG Pharmaceuticals, Inc.	276,276	0.0

22,790	@	Amedisys, Inc.	283,735	0.0

32,510	@	AMN Healthcare Services, Inc.	192,784	0.0

20,140	@	Amsurg Corp.	603,797	0.1

44,095	@,L	Anacor Pharmaceuticals, Inc.	286,177	0.0

7,800		Analogic Corp.	483,600	0.1

18,000	@	Angiodynamics, Inc.	216,180	0.0

22,800	@	Anika Therapeutics, Inc.	309,852	0.1

93,600	@,L	Antares Pharma, Inc.	340,704	0.1

118,300	@,L	Arena Pharmaceuticals, Inc.	1,180,634	0.2

36,570	@	Arqule, Inc.	216,860	0.0

77,330	@	Array Biopharma, Inc.	268,335	0.0

19,500	@	Arthrocare Corp.	570,960	0.1

13,620		Assisted Living Concepts, Inc.	193,676	0.0

157,330	@	Astex Pharmaceuticals	328,820	0.1

22,680	@,L	Athenahealth, Inc.	1,795,576	0.2

17,000	@	AtriCure, Inc.	163,370	0.0

830		Atrion Corp.	170,133	0.0

25,720	@	Auxilium Pharmaceuticals, Inc.	691,611	0.1

89,900	@,L	AVANIR Pharmaceuticals, Inc.	352,408	0.1

21,400	@,L	AVEO Pharmaceuticals, Inc.	260,224	0.0

49,790	@	BioCryst Pharmaceuticals, Inc.	198,164	0.0

12,540	@,L	Bio-Reference Labs, Inc.	329,551	0.1

34,810	@	BioScrip, Inc.	258,638	0.0

41,100	@,L	Biotime, Inc.	189,060	0.0

101,030	@,L	Cadence Pharmaceuticals, Inc.	360,677	0.1

36,980	@	Cambrex Corp.	347,982	0.1

10,650		Cantel Medical Corp.	290,212	0.0

28,580	@	Capital Senior Living Corp.	302,948	0.1

36,200	@	Celldex Therapeutics, Inc.	187,878	0.0

30,740	@	Centene Corp.	927,118	0.1

38,200	@	Cepheid, Inc.	1,709,450	0.2

15,690		Chemed Corp.	948,304	0.1

12,980	@	Clinical Data, Inc.	12,980	0.0

11,300	@	Clovis Oncology, Inc.	244,984	0.0

7,230		Computer Programs & Systems, Inc.	413,701	0.1

21,330	@	Conceptus, Inc.	422,761	0.1

19,440		Conmed Corp.	537,905	0.1

56,900	@,L	Corcept Therapeutics, Inc.	255,481	0.0

3,900	@	Corvel Corp.	191,100	0.0

31,350	@	CryoLife, Inc.	163,961	0.0

40,870	@	Cubist Pharmaceuticals, Inc.	1,549,382	0.2

92,803	@,L	Curis, Inc.	501,136	0.1

16,790	@	Cyberonics	754,543	0.1

13,980	@	Cynosure, Inc.	295,677	0.0

96,700	@,L	Dendreon Corp.	715,580	0.1

47,800	@	Depomed, Inc.	271,982	0.0

32,880	@	DexCom, Inc.	426,125	0.1

125,810	@	Dyax Corp.	267,975	0.0

115,800	@	Dynavax Technologies Corp.	500,256	0.1

11,370	@	Emergent Biosolutions, Inc.	172,256	0.0

16,680	@	Emeritus Corp.	280,724	0.0

23,200	@,L	Endocyte, Inc.	190,704	0.0

36,630	@	Endologix, Inc.	565,567	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

8,320		Ensign Group, Inc.	235,206	0.0

37,150	@	Enzon Pharmaceuticals, Inc.	255,220	0.0

37,170	@	eResearch Technology, Inc.	296,988	0.0

40,200	@	Exact Sciences Corp.	430,944	0.1

13,410	@	Exactech, Inc.	224,886	0.0

23,800	@,L	ExamWorks Group, Inc.	314,874	0.1

88,050	@,L	Exelixis, Inc.	486,917	0.1

23,300	@,L	Fluidigm Corp.	350,432	0.1

11,300	@	Furiex Pharmaceuticals, Inc.	236,735	0.0

9,430	@	Genomic Health, Inc.	314,962	0.1

27,140	@	Gentiva Health Services, Inc.	188,080	0.0

150,210	@,L	Geron Corp.	258,361	0.0

15,180	@	Greatbatch, Inc.	344,738	0.1

18,790	@	Haemonetics Corp.	1,392,527	0.2

39,360	@,L	Halozyme Therapeutics, Inc.	348,730	0.1

17,840	@	Hanger Orthopedic Group, Inc.	457,418	0.1

114,230	@,L	Hansen Medical, Inc.	259,302	0.0

65,420	@	Healthsouth Corp.	1,521,669	0.2

10,200	@	HealthStream, Inc.	265,200	0.0

24,120	@	Healthways, Inc.	192,478	0.0

6,463	@,L	HeartWare International, Inc.	573,914	0.1

7,260	@	Hi-Tech Pharmacal Co., Inc.	235,224	0.0

57,860	@	HMS Holdings Corp.	1,927,317	0.3

6,580	@	ICU Medical, Inc.	351,240	0.1

43,600	@,L	Idenix Pharmaceuticals, Inc.	449,080	0.1

54,500	@,L	ImmunoCellular Therapeutics Ltd.	204,375	0.0

34,060	@	Immunogen, Inc.	571,527	0.1

49,850	@,L	Immunomedics, Inc.	177,964	0.0

46,080	@	Impax Laboratories, Inc.	934,042	0.1

19,750	@	Insulet Corp.	422,057	0.1

12,830	@	Integra LifeSciences Holdings Corp.	477,019	0.1

42,670	@,L	InterMune, Inc.	509,907	0.1

19,460		Invacare Corp.	300,268	0.0

12,070	@	IPC The Hospitalist Co., Inc.	547,012	0.1

16,290	@	IRIS International, Inc.	184,077	0.0

40,200	@	Ironwood Pharmaceuticals, Inc.	553,956	0.1

50,420	@,L	Isis Pharmaceuticals, Inc.	605,040	0.1

22,600	@	Jazz Pharmaceuticals PLC	1,017,226	0.1

33,956	@	Kindred Healthcare, Inc.	333,787	0.1

7,080		Landauer, Inc.	405,896	0.1

139,200	@	Lexicon Genetics, Inc.	313,200	0.1

7,010	@	LHC Group, Inc.	118,890	0.0

15,955	@	Ligand Pharmaceuticals, Inc.	270,278	0.0

22,380	@	Luminex Corp.	548,086	0.1

19,100	@	Magellan Health Services, Inc.	865,803	0.1

24,000	@,L	MAKO Surgical Corp.	614,640	0.1

107,910	@,L	MannKind Corp.	247,114	0.0

19,900	@,L	MAP Pharmaceuticals, Inc.	298,102	0.0

40,310	@	Masimo Corp.	902,138	0.1

35,730	@	MedAssets, Inc.	480,569	0.1

28,040	@	Medicines Co.	643,238	0.1

41,500		Medicis Pharmaceutical Corp.	1,417,225	0.2

10,800	@	Medidata Solutions, Inc.	352,836	0.1

124,100	@	Merge Healthcare, Inc.	354,926	0.1

28,590		Meridian Bioscience, Inc.	584,951	0.1

19,212	@	Merit Medical Systems, Inc.	265,318	0.0

34,900	@	Metropolitan Health Networks, Inc.	333,993	0.1

19,700	@	MModal, Inc.	255,706	0.0

12,160	@	Molina Healthcare, Inc.	285,274	0.0

25,860	@	Momenta Pharmaceuticals, Inc.	349,627	0.1

8,290	@	MWI Veterinary Supply, Inc.	851,963	0.1

5,070		National Healthcare Corp.	229,316	0.0

23,930	@	Natus Medical, Inc.	278,067	0.0

81,200	@,L	Navidea Biopharmaceuticals, Inc.	302,064	0.1

64,870	@,L	Nektar Therapeutics	523,501	0.1

15,015	@	Neogen Corp.	693,693	0.1

26,220	@	Neurocrine Biosciences, Inc.	207,400	0.0

21,400	@	NewLink Genetics Corp.	320,572	0.1

33,570	@	NPS Pharmaceuticals, Inc.	289,038	0.0

26,480	@	NuVasive, Inc.	671,533	0.1

27,070	@	NxStage Medical, Inc.	453,693	0.1

16,890	@	Obagi Medical Products, Inc.	257,910	0.0

22,400	@,L	Omeros Corp.	224,000	0.0

25,370	@	Omnicell, Inc.	371,417	0.1

15,900	@,L	OncoGenex Pharmaceutical, Inc.	213,696	0.0

54,300	@,L	Oncothyreon, Inc.	254,124	0.0

32,485	@,L	Opko Health, Inc.	149,431	0.0

18,740	@,L	Optimer Pharmaceuticals, Inc.	290,845	0.0

35,750	@	OraSure Technologies, Inc.	401,830	0.1

50,450	@	Orexigen Therapeutics, Inc.	279,493	0.0

10,580	@	Orthofix International NV	436,425	0.1

44,280		Owens & Minor, Inc.	1,356,296	0.2

13,900	@,L	Pacira Pharmaceuticals, Inc./DE	222,956	0.0

49,430	@	Pain Therapeutics, Inc.	231,827	0.0

25,260	@	Palomar Medical Technologies, Inc.	214,710	0.0

23,220	@	Par Pharmaceutical Cos., Inc.	839,171	0.1

42,760	@	Parexel International Corp.	1,207,115	0.2

91,630		PDL BioPharma, Inc.	607,507	0.1

33,200	@,L	Pharmacyclics, Inc.	1,813,052	0.3

19,410	@	PharMerica Corp.	211,957	0.0

14,800	@,L	PhotoMedex, Inc.	179,820	0.0

26,210	@	Progenics Pharmaceuticals, Inc.	256,334	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

14,030	@	Providence Service Corp.	192,351	0.0

36,430	@	PSS World Medical, Inc.	764,666	0.1

25,280	L	Quality Systems, Inc.	695,453	0.1

35,130	@,L	Questcor Pharmaceuticals, Inc.	1,870,321	0.3

13,450	@,L	Quidel Corp.	210,896	0.0

48,000	@,L	Raptor Pharmaceutical Corp.	268,320	0.0

42,450	@	Rigel Pharmaceuticals, Inc.	394,785	0.1

72,990	@	RTI Biologics, Inc.	274,442	0.0

46,860	@,L	Sangamo Biosciences, Inc.	258,667	0.0

58,600	@	Santarus, Inc.	415,474	0.1

36,900	@	Sciclone Pharmaceuticals, Inc.	258,669	0.0

55,170	@,L	Seattle Genetics, Inc.	1,400,766	0.2

23,500	@	Select Medical Holdings Corp.	237,585	0.0

75,450	@,L	Sequenom, Inc.	306,327	0.1

23,220	@	Spectranetics Corp.	265,172	0.0

34,640	@,L	Spectrum Pharmaceuticals, Inc.	538,998	0.1

39,520		Steris Corp.	1,239,742	0.2

52,350		Stewart Enterprises, Inc.	373,779	0.1

64,500	@,L	Sunesis Pharmaceuticals, Inc.	185,115	0.0

41,250	@,L	Sunrise Senior Living, Inc.	300,712	0.0

15,270	@	SurModics, Inc.	264,171	0.0

19,790	@	Symmetry Medical, Inc.	169,798	0.0

7,000	@	Synageva BioPharma Corp.	283,920	0.0

49,500	@	Synergy Pharmaceuticals, Inc.	235,125	0.0

31,800	@,L	Synta Pharmaceuticals Corp.	173,946	0.0

12,500	@	Team Health Holdings, Inc.	301,125	0.0

45,210	@	Theravance, Inc.	1,004,566	0.1

32,400	@	Threshold Pharmaceuticals, Inc.	239,760	0.0

6,600	@	Tornier NV	147,972	0.0

12,570	@	Triple-S Management Corp.	229,780	0.0

43,100	@	Trius Therapeutics, Inc.	248,256	0.0

52,000	@,L	Unilife Corp.	175,760	0.0

25,820	@	Universal American Corp./NY	271,885	0.0

5,600		US Physical Therapy, Inc.	142,408	0.0

33,500	@	Vanguard Health Systems, Inc.	297,815	0.0

21,500	@	Vascular Solutions, Inc.	270,040	0.0

18,700	@,L	Ventrus Biosciences, Inc.	79,849	0.0

82,800	@	Vical, Inc.	298,080	0.0

50,890	@	Viropharma, Inc.	1,206,093	0.2

59,070	@,L	Vivus, Inc.	1,685,858	0.2

30,810	@	Volcano Corp.	882,706	0.1

26,900	@	WellCare Health Plans, Inc.	1,425,700	0.2

25,480		West Pharmaceutical Services, Inc.	1,286,485	0.2

22,600	@	Wright Medical Group, Inc.	482,510	0.1

36,540	@	Xenoport, Inc.	220,702	0.0

53,900	@	XOMA Corp.	161,700	0.0

6,600		Young Innovations, Inc.	227,634	0.0

45,000	@,L	ZIOPHARM Oncology, Inc.	267,750	0.0

91,900	@	Zogenix, Inc.	227,912	0.0

			98,759,216	13.1

		Industrials: 14.8%
12,865		AAON, Inc.	242,505	0.0

23,620		AAR Corp.	318,398	0.1

38,550		ABM Industries, Inc.	754,038	0.1

26,480	@	Acacia Research - Acacia Technologies	986,115	0.1

74,560	@	ACCO Brands Corp.	770,950	0.1

45,140		Actuant Corp.	1,226,002	0.2

30,350		Acuity Brands, Inc.	1,545,119	0.2

19,360	@	Advisory Board Co.	960,062	0.1

28,790	@	Aegion Corp.	515,053	0.1

9,760	@	Aerovironment, Inc.	256,786	0.0

49,380	@	Air Transport Services Group, Inc.	256,776	0.0

30,340	@	Aircastle Ltd.	365,597	0.1

5,200		Alamo Group, Inc.	163,124	0.0

47,920	@	Alaska Air Group, Inc.	1,720,328	0.2

15,490		Albany International Corp.	289,818	0.0

10,000	@	Allegiant Travel Co.	696,800	0.1

17,130		Altra Holdings, Inc.	270,311	0.0

5,930		Amerco, Inc.	533,522	0.1

6,400	@	American Railcar Industries, Inc.	173,440	0.0

29,900	@	American Reprographics Co.	150,397	0.0

6,960		American Science & Engineering, Inc.	392,892	0.1

53,360	@,L	American Superconductor Corp.	250,792	0.0

8,840		American Woodmark Corp.	151,164	0.0

25,775		AO Smith Corp.	1,260,140	0.2

18,700		Apogee Enterprises, Inc.	300,509	0.0

28,610		Applied Industrial Technologies, Inc.	1,054,278	0.1

11,900		Arkansas Best Corp.	149,940	0.0

15,410	@	Astec Industries, Inc.	472,779	0.1

17,570	@	Atlas Air Worldwide Holdings, Inc.	764,471	0.1

77,630	@	Avis Budget Group, Inc.	1,179,976	0.2

8,060		AZZ, Inc.	493,756	0.1

33,000		Barnes Group, Inc.	801,570	0.1

13,800		Barrett Business Services, Inc.	291,732	0.0

27,280	@	Beacon Roofing Supply, Inc.	688,002	0.1

31,050		Belden CDT, Inc.	1,035,517	0.1

32,450	@	Blount International, Inc.	475,392	0.1

37,320		Brady Corp.	1,026,673	0.1

27,270		Briggs & Stratton Corp.	476,952	0.1

32,200		Brink’s Co.	746,396	0.1

55,060	@	Builders FirstSource, Inc.	260,984	0.0

11,800	@	CAI International, Inc.	234,584	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

324,300	@,L	Capstone Turbine Corp.	327,543	0.1

5,330		Cascade Corp.	250,776	0.0

33,580	@,L	CBIZ, Inc.	199,465	0.0

13,670		Celadon Group, Inc.	223,915	0.0

15,280		Ceradyne, Inc.	391,932	0.1

19,550	@	Chart Industries, Inc.	1,344,258	0.2

11,530		CIRCOR International, Inc.	393,058	0.1

30,930		Clarcor, Inc.	1,489,589	0.2

18,040	@	Columbus McKinnon Corp.	272,224	0.0

27,280		Comfort Systems USA, Inc.	273,346	0.0

18,200	@	Commercial Vehicle Group, Inc.	156,884	0.0

8,850	@	Consolidated Graphics, Inc.	257,092	0.0

21,580		Corporate Executive Board Co.	882,190	0.1

13,915	@	CoStar Group, Inc.	1,129,898	0.2

9,520		Cubic Corp.	457,722	0.1

29,009		Curtiss-Wright Corp.	900,729	0.1

32,750		Deluxe Corp.	816,785	0.1

18,370	@	DigitalGlobe, Inc.	278,489	0.0

20,110	@	Dollar Thrifty Automotive Group	1,628,106	0.2

29,900		Douglas Dynamics, Inc.	426,075	0.1

800	@	DXP Enterprises, Inc.	33,192	0.0

15,560	@	Dycom Industries, Inc.	289,572	0.0

14,560		Dynamic Materials Corp.	252,325	0.0

11,600	@	Echo Global Logistics, Inc.	221,096	0.0

34,400	@	Edgen Group, Inc.	258,688	0.0

41,510		EMCOR Group, Inc.	1,154,808	0.2

12,060	@	Encore Capital Group, Inc.	357,217	0.1

13,610		Encore Wire Corp.	364,476	0.1

102,610	@	Energy Recovery, Inc.	246,264	0.0

43,230	@	Enernoc, Inc.	312,985	0.0

36,310	@	EnerSys	1,273,392	0.2

17,520		Ennis, Inc.	269,458	0.0

12,440	@	EnPro Industries, Inc.	464,883	0.1

15,700		ESCO Technologies, Inc.	572,108	0.1

18,480	@	Esterline Technologies Corp.	1,152,228	0.2

8,190	@	Exponent, Inc.	432,678	0.1

42,240	@	Federal Signal Corp.	246,682	0.0

61,700	@	Flow International Corp.	194,355	0.0

18,770		Forward Air Corp.	605,708	0.1

16,120		Franklin Electric Co., Inc.	824,216	0.1

8,000		Freightcar America, Inc.	183,760	0.0

21,700	@	FTI Consulting, Inc.	623,875	0.1

219,940	@	FuelCell Energy, Inc.	222,139	0.0

48,510	@	Furmanite Corp.	235,759	0.0

10,950		G&K Services, Inc.	341,531	0.1

47,190	@	Gencorp, Inc.	307,207	0.0

10,100		Generac Holdings, Inc.	243,006	0.0

25,440	@	Genesee & Wyoming, Inc.	1,344,250	0.2

43,417	@	Geo Group, Inc.	986,434	0.1

15,330	@	GeoEye, Inc.	237,308	0.0

19,700	@	Gibraltar Industries, Inc.	204,486	0.0

19,500		Global Power Equipment Group, Inc.	425,880	0.1

11,412		Gorman-Rupp Co.	340,078	0.1

12,020		Graham Corp.	223,812	0.0

18,840		Granite Construction, Inc.	491,912	0.1

41,440		Great Lakes Dredge & Dock Corp.	295,053	0.0

14,870	@	Greenbrier Cos., Inc.	261,415	0.0

21,230		Griffon Corp.	182,153	0.0

22,360	@	H&E Equipment Services, Inc.	336,071	0.1

40,560	@	Hawaiian Holdings, Inc.	264,046	0.0

35,065		Healthcare Services Group	679,560	0.1

36,890		Heartland Express, Inc.	527,896	0.1

30,987		Heico Corp.	1,224,606	0.2

14,690		Heidrick & Struggles International, Inc.	257,075	0.0

46,800		Herman Miller, Inc.	866,736	0.1

67,960	@	Hexcel Corp.	1,752,688	0.2

32,120		HNI, Corp.	827,090	0.1

16,290		Houston Wire & Cable Co.	178,050	0.0

29,060	@	HUB Group, Inc.	1,051,972	0.1

14,550	@	Huron Consulting Group, Inc.	460,507	0.1

10,250	@	ICF International, Inc.	244,360	0.0

33,420	@	II-VI, Inc.	557,111	0.1

22,340	@,L	Innerworkings, Inc.	302,260	0.0

13,880		Insperity, Inc.	375,454	0.1

23,230		Insteel Industries, Inc.	259,014	0.0

33,570		Interface, Inc.	457,559	0.1

21,900	@	Interline Brands, Inc.	549,033	0.1

12,300		Intersections, Inc.	194,955	0.0

159,630	@,L	JetBlue Airways Corp.	846,039	0.1

17,870		John Bean Technologies Corp.	242,496	0.0

8,640	@	Kadant, Inc.	202,608	0.0

15,500		Kaman Corp.	479,570	0.1

22,700		Kaydon Corp.	485,553	0.1

15,330		Kelly Services, Inc.	197,910	0.0

29,600	@,L	Keyw Holding Corp./The	297,184	0.0

24,730	@	Kforce, Inc.	332,866	0.1

22,680		Kimball International, Inc.	174,636	0.0

32,001		Knight Transportation, Inc.	511,696	0.1

31,040		Knoll, Inc.	416,557	0.1

27,230	@	Korn/Ferry International	390,751	0.1

45,001	@	Kratos Defense & Security Solutions, Inc.	262,806	0.0

11,120	@	Layne Christensen Co.	230,073	0.0

7,310		LB Foster Co.	209,139	0.0

10,340		Lindsay Manufacturing Co.	671,066	0.1

9,100	@	LMI Aerospace, Inc.	158,158	0.0

9,400		Marten Transport Ltd.	199,844	0.0

36,190	@	Mastec, Inc.	544,298	0.1

15,580		McGrath Rentcorp	412,870	0.1

77,330	@	Meritor, Inc.	403,663	0.1

11,576	@	Middleby Corp.	1,153,085	0.2

12,750		Miller Industries, Inc.	203,107	0.0

15,920		Mine Safety Appliances Co.	640,621	0.1

8,900	@	Mistras Group, Inc.	233,892	0.0

23,730	@	Mobile Mini, Inc.	341,712	0.1

29,954	@	Moog, Inc.	1,238,598	0.2

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

22,120		Mueller Industries, Inc.	942,091	0.1

105,540		Mueller Water Products, Inc.	365,168	0.1

10,100		Multi-Color Corp.	224,624	0.0

16,990	@	MYR Group, Inc./Delaware	289,849	0.0

3,750		Nacco Industries, Inc.	435,937	0.1

3,760	L	National Presto Industries, Inc.	262,335	0.0

32,770	@	Navigant Consulting, Inc.	414,213	0.1

6,000	@	Nortek, Inc.	300,240	0.0

9,610	@	Northwest Pipe Co.	233,139	0.0

29,415	@	Old Dominion Freight Line	1,273,375	0.2

27,880	@	On Assignment, Inc.	444,965	0.1

40,420	@	Orbital Sciences Corp.	522,226	0.1

33,800	@	Pacer International, Inc.	183,196	0.0

18,370	@	PMFG, Inc.	143,470	0.0

12,420	@	Portfolio Recovery Associates, Inc.	1,133,449	0.2

3,600	@	Powell Industries, Inc.	134,496	0.0

13,300		Primoris Services Corp.	159,600	0.0

3,800	@,L	Proto Labs, Inc.	109,288	0.0

21,900		Quad/Graphics, Inc.	314,922	0.0

26,000	@	Quality Distribution, Inc.	288,340	0.0

20,350		Quanex Building Products Corp.	363,858	0.1

13,100	@	RailAmerica, Inc.	317,020	0.1

8,840		Raven Industries, Inc.	615,176	0.1

13,000	@	RBC Bearings, Inc.	614,900	0.1

29,940		Resources Connection, Inc.	368,262	0.1

8,500	@,L	Rexnord Corp.	170,340	0.0

15,000	@	Roadrunner Transportation Systems, Inc.	253,350	0.0

28,875		Robbins & Myers, Inc.	1,207,552	0.2

20,600	@	RPX Corp.	295,610	0.0

20,400	@	Rush Enterprises, Inc. - Class A	333,540	0.1

7,860	@	Saia, Inc.	172,055	0.0

8,400		Sauer-Danfoss, Inc.	293,412	0.0

13,140		Schawk, Inc.	166,878	0.0

117	@	Seaboard Corp.	249,559	0.0

24,810		Simpson Manufacturing Co., Inc.	732,143	0.1

46,510		Skywest, Inc.	303,710	0.0

19,200	@	Spirit Airlines, Inc.	373,632	0.1

11,040	@	Standard Parking Corp.	237,581	0.0

8,050		Standex International Corp.	342,689	0.1

37,700		Steelcase, Inc.	340,431	0.1

10,335		Sun Hydraulics Corp.	251,037	0.0

31,800	@	Swift Transporation Co.	300,510	0.0

120,100	@,L	Swisher Hygiene, Inc.	303,853	0.0

22,420	@	SYKES Enterprises, Inc.	357,823	0.1

12,180		TAL International Group, Inc.	407,908	0.1

64,720	@	Taser International, Inc.	339,133	0.1

12,100	@	Team, Inc.	377,278	0.1

23,460	@	Teledyne Technologies, Inc.	1,446,309	0.2

11,980		Tennant Co.	478,601	0.1

44,350	@	Tetra Tech, Inc.	1,156,648	0.2

5,180		Textainer Group Holdings Ltd.	191,142	0.0

13,900	@	Thermon Group Holdings, Inc.	287,869	0.0

29,635		Titan International, Inc.	726,947	0.1

14,540	@	Titan Machinery, Inc.	441,580	0.1

24,200	@	TMS International Corp.	241,274	0.0

9,150	@	Trex Co., Inc.	275,323	0.0

14,000	@	Trimas Corp.	281,400	0.0

27,520	@	TrueBlue, Inc.	426,010	0.1

26,380	@	Tutor Perini Corp.	334,235	0.1

11,900		Twin Disc, Inc.	220,031	0.0

9,290		Unifirst Corp.	592,237	0.1

29,900		United Stationers, Inc.	805,805	0.1

10,940		Universal Forest Products, Inc.	426,441	0.1

112,840	@,L	US Airways Group, Inc.	1,504,157	0.2

14,110		US Ecology, Inc.	250,311	0.0

37,000	@,L	USG Corp.	704,850	0.1

17,360		Viad Corp.	347,200	0.1

8,500		VSE Corp.	202,215	0.0

43,200	@	Wabash National Corp.	285,984	0.0

18,300	@	WageWorks, Inc.	275,598	0.0

19,460		Watsco, Inc.	1,436,148	0.2

18,770		Watts Water Technologies, Inc.	625,792	0.1

23,410		Werner Enterprises, Inc.	559,265	0.1

41,380		Woodward Governor Co.	1,632,027	0.2

10,900	@	XPO Logistics, Inc.	183,120	0.0

22,400	@,L	Zipcar, Inc.	262,752	0.0

			111,192,380	14.8

		Information Technology: 16.5%
25,120	@,L	3D Systems Corp.	857,597	0.1

22,600	@	ACI Worldwide, Inc.	999,146	0.1

18,400	@,L	Active Network, Inc./The	283,176	0.0

44,230	@	Actuate Corp.	306,514	0.0

44,800	@	Acxiom Corp.	676,928	0.1

43,240		Adtran, Inc.	1,305,416	0.2

21,150	@	Advanced Energy Industries, Inc.	283,833	0.0

23,440	@	Advent Software, Inc.	635,458	0.1

17,157	@	Agilysys, Inc.	148,751	0.0

25,970		American Software, Inc.	206,462	0.0

63,500	@,L	Amkor Technology, Inc.	309,880	0.1

12,640	@	Anaren, Inc.	247,744	0.0

16,100	@,L	Ancestry.com, Inc.	443,233	0.1

28,900	@,L	Angie’s List, Inc.	457,776	0.1

18,150		Anixter International, Inc.	962,858	0.1

57,830	@	Applied Micro Circuits Corp.	330,788	0.1

79,100	@	Arris Group, Inc.	1,100,281	0.2

58,830	@,L	Aruba Networks, Inc.	885,391	0.1

52,700	@	Aspen Technology, Inc.	1,220,005	0.2

21,320	@	ATMI, Inc.	438,552	0.1

12,800	@	Audience, Inc.	246,784	0.0

18,400	@	AVG Technologies	239,384	0.0

9,820		Badger Meter, Inc.	368,741	0.1

22,700	@	Bankrate, Inc.	417,453	0.1

9,300	@,L	Bazaarvoice, Inc.	169,260	0.0

7,860		Bel Fuse, Inc.	138,415	0.0

35,200	@	Benchmark Electronics, Inc.	491,040	0.1

10,080		Black Box Corp.	289,296	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

28,960		Blackbaud, Inc.	743,403	0.1

20,960	@	Blucora, Inc.	258,227	0.0

17,760	@	Bottomline Technologies, Inc.	320,568	0.1

55,590	@	Brightpoint, Inc.	300,742	0.0

18,000	@,L	BroadSoft, Inc.	521,280	0.1

38,480		Brooks Automation, Inc.	363,251	0.1

16,060		Cabot Microelectronics Corp.	469,113	0.1

17,840	@	CACI International, Inc.	981,557	0.1

23,000	@	Calix, Inc.	189,060	0.0

27,650	@	Cardtronics, Inc.	835,306	0.1

7,845		Cass Information Systems, Inc.	315,761	0.1

34,770	@	Cavium, Inc.	973,560	0.1

16,930	@,L	Ceva, Inc.	298,137	0.0

30,090	@	Checkpoint Systems, Inc.	262,084	0.0

44,110	@	Ciber, Inc.	190,114	0.0

48,700	@	Ciena Corp.	797,219	0.1

36,570	@	Cirrus Logic, Inc.	1,092,712	0.2

24,240		Cognex Corp.	767,196	0.1

15,720	@	Coherent, Inc.	680,676	0.1

15,820		Cohu, Inc.	160,731	0.0

28,340	@	Commvault Systems, Inc.	1,404,814	0.2

17,700	@	comScore, Inc.	291,342	0.0

17,100		Comtech Telecommunications	488,718	0.1

120,300	@	Comverse Technology, Inc.	700,146	0.1

17,240	@	Constant Contact, Inc.	308,251	0.1

58,300		Convergys Corp.	861,091	0.1

16,700	@	Cornerstone OnDemand, Inc.	397,627	0.1

24,000	@	Cray, Inc.	289,920	0.0

17,220	@	CSG Systems International	297,562	0.0

22,100		CTS Corp.	208,182	0.0

16,840	@	Cymer, Inc.	992,718	0.1

31,010		Daktronics, Inc.	214,279	0.0

27,040	@	DealerTrack Holdings, Inc.	814,174	0.1

21,500	@,L	Demand Media, Inc.	240,800	0.0

19,200	@	Dice Holdings, Inc.	180,288	0.0

29,180	@	Digital River, Inc.	484,972	0.1

23,410	@	Diodes, Inc.	439,406	0.1

41,550	@	DSP Group, Inc.	263,427	0.0

10,080	@	DTS, Inc.	262,886	0.0

62,300		Earthlink, Inc.	463,512	0.1

17,250	L	Ebix, Inc.	344,138	0.1

84,540	@	Echelon Corp.	294,199	0.0

15,380		Electro Rent Corp.	249,617	0.0

23,840		Electro Scientific Industries, Inc.	281,789	0.0

31,020	@	Electronics for Imaging	504,075	0.1

26,800	@	Ellie Mae, Inc.	482,400	0.1

54,790	@	Emulex Corp.	394,488	0.1

89,600	@	Entegris, Inc.	765,184	0.1

70,910	@	Entropic Communications, Inc.	399,932	0.1

23,250		EPIQ Systems, Inc.	284,813	0.0

6,950	@	ePlus, Inc.	224,833	0.0

34,370	@	Euronet Worldwide, Inc.	588,414	0.1

8,800	@	ExactTarget, Inc.	192,368	0.0

19,590	@	Exar Corp.	159,854	0.0

15,920	@	ExlService Holdings, Inc.	392,269	0.1

63,530	@	Extreme Networks	218,543	0.0

20,600	@	Fabrinet	258,530	0.0

24,430		Fair Isaac Corp.	1,032,900	0.1

13,730	@	Faro Technologies, Inc.	577,758	0.1

22,650		FEI Co.	1,083,576	0.2

59,000	@	Finisar Corp.	882,640	0.1

31,100	@,L	First Solar, Inc.	468,366	0.1

31,400	@	Formfactor, Inc.	203,158	0.0

9,870		Forrester Research, Inc.	334,198	0.1

43,480	@	Global Cash Access, Inc.	313,491	0.1

20,350	@	Globecomm Systems, Inc.	206,349	0.0

52,500	@,L	Glu Mobile, Inc.	291,375	0.0

29,400	@	GSI Group, Inc.	336,924	0.1

90,320	@	GT Advanced Technologies, Inc.	476,890	0.1

13,700	@,L	Guidewire Software, Inc.	385,244	0.1

64,990	@	Harmonic, Inc.	276,857	0.0

21,660		Heartland Payment Systems, Inc.	651,533	0.1

31,900	@,L	Higher One Holdings, Inc.	389,818	0.1

17,309	@	Hittite Microwave Corp.	884,836	0.1

17,630	@	iGate Corp.	300,063	0.0

20,950	@	Imation Corp.	123,815	0.0

36,910	@	Immersion Corp.	207,803	0.0

5,900	@	Imperva, Inc.	170,038	0.0

59,530	@,L	Infinera Corp.	407,185	0.1

10,900	@,L	Infoblox, Inc.	249,937	0.0

23,200	@	Inphi Corp.	219,936	0.0

30,310	@	Insight Enterprises, Inc.	510,117	0.1

99,600	@	Integrated Device Technology, Inc.	559,752	0.1

22,400	@	Integrated Silicon Solution, Inc.	226,016	0.0

9,400	@	Interactive Intelligence Group	265,174	0.0

27,440		InterDigital, Inc.	809,754	0.1

19,800	@	Intermec, Inc.	122,760	0.0

45,570	@	Internap Network Services Corp.	296,661	0.0

32,900	@	International Rectifier Corp.	657,671	0.1

60,200		Intersil Corp.	641,130	0.1

15,340	@	Intevac, Inc.	115,357	0.0

26,900	@,L	InvenSense, Inc.	303,970	0.0

24,410	@	Ixia	293,408	0.0

15,870	@	IXYS Corp.	177,268	0.0

30,170		j2 Global, Inc.	797,091	0.1

27,334	@	JDA Software Group, Inc.	811,546	0.1

9,100	@,L	Jive Software, Inc.	191,009	0.0

13,500	@	Kenexa Corp.	391,905	0.1

18,460		Keynote Systems, Inc.	274,131	0.0

80,100	@,L	KIT Digital, Inc.	343,629	0.1

80,310	@	Kopin Corp.	276,266	0.0

87,230	@	Lattice Semiconductor Corp.	328,857	0.1

20,500	@	LeCroy Corp.	292,330	0.0

75,080	@	Lionbridge Technologies	236,502	0.0

10,740	@	Liquidity Services, Inc.	549,781	0.1

11,380		Littelfuse, Inc.	647,408	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

31,810	@	LivePerson, Inc.	606,299	0.1

10,400	@,L	LogMeIn, Inc.	317,408	0.1

6,340		Loral Space & Communications, Inc.	426,999	0.1

39,700	@	LTX-Credence Corp.	265,990	0.0

11,500	@	M/A-COM Technology Solutions Holdings, Inc.	212,750	0.0

15,140	@	Manhattan Associates, Inc.	692,049	0.1

17,310	L	Mantech International Corp.	406,266	0.1

23,760		MAXIMUS, Inc.	1,229,580	0.2

10,740	@	Measurement Specialties, Inc.	349,157	0.1

141,500	@	MEMC Electronic Materials, Inc.	307,055	0.1

67,670	@	Mentor Graphics Corp.	1,015,050	0.1

22,810	@	Mercury Computer Systems, Inc.	294,933	0.0

21,760		Methode Electronics, Inc.	185,178	0.0

35,340		Micrel, Inc.	336,790	0.1

58,050	@	Microsemi Corp.	1,073,345	0.2

6,570	@	MicroStrategy, Inc.	853,180	0.1

42,780	@	MIPS Technologies, Inc.	285,343	0.0

36,040		MKS Instruments, Inc.	1,042,637	0.1

60,640	@	Moduslink Global Solutions, Inc.	181,314	0.0

12,316	@	MoneyGram International, Inc.	179,814	0.0

21,310	@	Monolithic Power Systems, Inc.	423,430	0.1

23,270	@	Monotype Imaging Holdings, Inc.	390,238	0.1

52,100	@	Monster Worldwide, Inc.	442,850	0.1

25,612	@	Move, Inc.	233,325	0.0

11,100		MTS Systems Corp.	427,905	0.1

10,700	@	Nanometrics, Inc.	164,352	0.0

23,220	@	Netgear, Inc.	801,322	0.1

21,540	@	Netscout Systems, Inc.	465,049	0.1

25,170	@	Newport Corp.	302,543	0.0

38,160		NIC, Inc.	484,632	0.1

22,300	@,L	Numerex Corp.	207,390	0.0

4,200	@,L	NVE Corp.	225,750	0.0

78,600	@,L	Oclaro, Inc.	238,944	0.0

62,200	@,L	OCZ Technology Group, Inc.	329,660	0.1

37,190	@	Omnivision Technologies, Inc.	496,858	0.1

12,150	@,L	OpenTable, Inc.	546,872	0.1

14,530	@	Oplink Communications, Inc.	196,591	0.0

11,800		Opnet Technologies, Inc.	313,762	0.1

10,160	@	OSI Systems, Inc.	643,534	0.1

68,971	@	Parametric Technology Corp.	1,445,632	0.2

11,510		Park Electrochemical Corp.	297,879	0.0

25,500	@	PDF Solutions, Inc.	251,685	0.0

12,800		Pegasystems, Inc.	422,144	0.1

18,680	@	Perficient, Inc.	209,776	0.0

26,790	@	Pericom Semiconductor Corp.	241,110	0.0

41,350	@	Photronics, Inc.	252,235	0.0

29,260		Plantronics, Inc.	977,284	0.1

28,070	@	Plexus Corp.	791,574	0.1

34,600	@	PLX Technology, Inc.	219,710	0.0

14,810		Power Integrations, Inc.	552,413	0.1

48,020	@	Power-One, Inc.	217,050	0.0

16,400	@	Procera Networks, Inc.	398,684	0.1

44,395	@	Progress Software Corp.	926,524	0.1

12,820	@	PROS Holdings, Inc.	215,632	0.0

21,300	@	QAD, Inc.	302,886	0.0

46,800	@	QLIK Technologies, Inc.	1,035,216	0.1

46,200	@	QLogic Corp.	632,478	0.1

146,730	@	Quantum Corp.	297,862	0.0

37,020	@	Quest Software, Inc.	1,031,007	0.1

41,400	@	QuinStreet, Inc.	383,364	0.1

73,900	@	Rambus, Inc.	424,186	0.1

26,700	@,L	RealD, Inc.	399,432	0.1

18,800	@,L	RealPage, Inc.	435,408	0.1

26,900	@	Responsys, Inc.	326,028	0.1

194,320	@	RF Micro Devices, Inc.	825,860	0.1

24,400		Richardson Electronics Ltd./United States	300,852	0.0

17,170	@	Rofin-Sinar Technologies, Inc.	325,028	0.1

11,090	@	Rogers Corp.	439,275	0.1

17,030	@	Rudolph Technologies, Inc.	148,502	0.0

61,200	@	Sanmina-SCI Corp.	501,228	0.1

61,300		Sapient Corp.	617,291	0.1

15,730	@	Scansource, Inc.	481,967	0.1

10,600	@	SciQuest, Inc.	190,376	0.0

21,000	@	Seachange Intl., Inc.	172,830	0.0

41,840	@	Semtech Corp.	1,017,549	0.1

25,800	@,L	ServiceSource International, Inc.	357,330	0.1

51,860	@	ShoreTel, Inc.	227,147	0.0

46,200	@	Sigma Designs, Inc.	294,756	0.0

38,170	@,L	Silicon Graphics International Corp.	245,051	0.0

52,550	@	Silicon Image, Inc.	217,557	0.0

118,820	@	Sonus Networks, Inc.	255,463	0.0

18,470	@	Sourcefire, Inc.	949,358	0.1

27,000	@	Spansion, Inc.	296,460	0.0

12,200	@	SS&C Technologies Holdings, Inc.	305,000	0.0

15,180	@	Stamps.com, Inc.	374,491	0.1

12,630	@	Standard Microsystems Corp.	465,921	0.1

36,910	@,L	STEC, Inc.	287,898	0.0

12,920	@,L	Stratasys, Inc.	640,186	0.1

25,100	@,L	SunPower Corp.	120,731	0.0

13,620	@	Super Micro Computer, Inc.	216,013	0.0

9,520	@	Supertex, Inc.	179,452	0.0

91,550	@	support.com, Inc.	292,045	0.0

17,596	@	Sycamore Networks, Inc.	255,494	0.0

38,400	@	Symmetricom, Inc.	230,016	0.0

24,070	@	Synaptics, Inc.	689,124	0.1

16,370	@	Synchronoss Technologies, Inc.	302,354	0.0

11,450	@	SYNNEX Corp.	394,911	0.1

8,750		Syntel, Inc.	531,125	0.1

42,220	@	Take-Two Interactive Software, Inc.	399,401	0.1

14,100	@	Tangoe, Inc.	300,471	0.0

19,640	@	TeleTech Holdings, Inc.	314,240	0.1

167,400		Tellabs, Inc.	557,442	0.1

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

29,960		Tessera Technologies, Inc.	460,485	0.1

69,120	@	Tivo, Inc.	571,622	0.1

17,670	@	TNS, Inc.	317,000	0.1

96,480	@	Triquint Semiconductor, Inc.	530,640	0.1

46,680	@	TTM Technologies, Inc.	439,259	0.1

20,940	@	Tyler Technologies, Inc.	844,929	0.1

9,200	@,L	Ubiquiti Networks, Inc.	131,100	0.0

17,470	@	Ultimate Software Group, Inc.	1,556,926	0.2

17,710	@	Ultratech, Inc.	557,865	0.1

26,814	@	Unisys Corp.	524,214	0.1

69,233		United Online, Inc.	292,163	0.0

25,470	@,L	Universal Display Corp.	915,392	0.1

59,250	@	Valueclick, Inc.	971,107	0.1

18,030	@	Vasco Data Security Intl.	147,485	0.0

29,410	@,L	Veeco Instruments, Inc.	1,010,528	0.1

13,900	@	Verint Systems, Inc.	410,189	0.1

24,510	@	Viasat, Inc.	925,743	0.1

26,200	@,L	VirnetX Holding Corp.	923,550	0.1

18,400	@	Virtusa Corp.	245,640	0.0

19,600	@	Vishay Precision Group, Inc.	273,420	0.0

16,700	@,L	VistaPrint NV	539,410	0.1

16,310	@	Vocus, Inc.	303,366	0.0

14,820	@	Volterra Semiconductor Corp.	347,529	0.1

24,100	@	Web.com Group, Inc.	441,512	0.1

27,600	@	WebMD Health Corp.	566,076	0.1

27,370	@	Websense, Inc.	512,640	0.1

91,800	@	Westell Technologies, Inc.	218,484	0.0

27,020	@	Wright Express Corp.	1,667,674	0.2

20,550	@	XO Group, Inc.	182,279	0.0

11,200	@	Yelp, Inc.	254,576	0.0

108,000	@	Zix Corp.	280,800	0.0

13,500	@	Zygo Corp.	241,110	0.0

			123,822,854	16.5

		Materials: 4.5%
20,514		A Schulman, Inc.	407,203	0.1

8,900	@	ADA-ES, Inc.	225,793	0.0

6,340	@	AEP Industries, Inc.	276,107	0.0

51,600	L	AK Steel Holding Corp.	302,892	0.0

17,260		Amcol International Corp.	488,631	0.1

14,900		American Vanguard Corp.	396,191	0.1

12,210		Balchem Corp.	398,168	0.1

70,870		Boise, Inc.	466,325	0.1

25,380		Buckeye Technologies, Inc.	723,076	0.1

38,480	@	Calgon Carbon Corp.	547,186	0.1

49,280	@	Century Aluminum Co.	361,222	0.1

47,500	@	Chemtura Corp.	688,750	0.1

17,516	@	Clearwater Paper Corp.	597,646	0.1

58,780	@	Coeur d’Alene Mines Corp.	1,032,177	0.1

6,380		Deltic Timber Corp.	389,052	0.1

23,600		Eagle Materials, Inc.	881,224	0.1

62,280	@	Ferro Corp.	298,944	0.0

37,400	@,L	Flotek Industries, Inc.	349,316	0.0

64,690	@,L	General Moly, Inc.	203,127	0.0

20,200		Georgia Gulf Corp.	518,534	0.1

37,200		Globe Specialty Metals, Inc.	499,596	0.1

45,500	@	Gold Reserve, Inc.	158,795	0.0

19,400	L	Gold Resource Corp.	504,206	0.1

302,100	@	Golden Star Resources Ltd.	350,436	0.0

94,780	@	Graphic Packaging Holding Co.	521,290	0.1

6,410		Hawkins, Inc.	244,734	0.0

8,240		Haynes International, Inc.	419,746	0.1

29,890		HB Fuller Co.	917,623	0.1

50,370	@	Headwaters, Inc.	259,405	0.0

175,600		Hecla Mining Co.	834,100	0.1

32,120	@	Horsehead Holding Corp.	319,915	0.0

12,450		Innophos Holdings, Inc.	702,927	0.1

11,300	@	Innospec, Inc.	334,593	0.0

9,180		Kaiser Aluminum Corp.	475,891	0.1

25,300	@	KapStone Paper and Packaging Corp.	401,005	0.1

12,030		Koppers Holdings, Inc.	409,020	0.1

21,400	@	Kraton Performance Polymers, Inc.	468,874	0.1

34,670	@	Landec Corp.	296,775	0.0

77,230	@	Louisiana-Pacific Corp.	840,262	0.1

11,370	@	LSB Industries, Inc.	351,447	0.0

14,370		Materion Corp.	330,941	0.0

125,270	@,L	McEwen Mining, Inc.	377,063	0.1

9,000	@	Metals USA Holdings Corp.	143,190	0.0

176,500	@,L	Midway Gold Corp.	245,335	0.0

13,230		Minerals Technologies, Inc.	843,809	0.1

19,190		Myers Industries, Inc.	329,300	0.0

12,340		Neenah Paper, Inc.	329,355	0.0

57,740		Olin Corp.	1,206,189	0.2

19,800	@	OM Group, Inc.	376,200	0.1

43,420	@	Omnova Solutions, Inc.	327,387	0.0

137,000	@,L	Paramount Gold and Silver Corp.	328,800	0.0

21,710		PH Glatfelter Co.	355,393	0.1

61,050		PolyOne Corp.	835,164	0.1

4,150		Quaker Chemical Corp.	191,771	0.0

32,200	@	Resolute Forest Products	372,876	0.1

19,780	@	RTI International Metals, Inc.	447,621	0.1

13,600		Schnitzer Steel Industries, Inc.	381,072	0.1

11,560		Schweitzer-Mauduit International, Inc.	787,698	0.1

31,983		Sensient Technologies Corp.	1,174,736	0.2

36,850	@	Spartech Corp.	190,514	0.0

4,590		Stepan Co.	432,286	0.1

65,390	@	Stillwater Mining Co.	558,431	0.1

37,500	@	SunCoke Energy, Inc.	549,375	0.1

14,230	L	Texas Industries, Inc.	555,112	0.1

10,900	@	TPC Group, Inc.	402,755	0.1

18,710		Tredegar Corp.	272,418	0.0

5,000	@	Universal Stainless & Alloy	205,500	0.0

45,600	@,L	US Antimony Corp.	184,224	0.0

18,100	@,L	US Silica Holdings, Inc.	203,806	0.0

77,200	@,L	Vista Gold Corp.	224,652	0.0

26,610		Wausau Paper Corp.	258,915	0.0

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

37,000		Worthington Industries	757,390	0.1

19,800	@,L	Zagg, Inc.	216,018	0.0

14,460		Zep, Inc.	198,536	0.0

19,170	@,L	Zoltek Cos., Inc.	173,105	0.0

			33,629,141	4.5

		Telecommunication Services: 0.9%
67,700	@,L	8x8, Inc.	284,340	0.0

16,530	@	AboveNet, Inc.	1,388,520	0.2

5,350		Atlantic Tele-Network, Inc.	180,456	0.0

145,040	@	Cincinnati Bell, Inc.	539,549	0.1

30,600	@	Cogent Communications Group, Inc.	589,050	0.1

19,210		Consolidated Communications Holdings, Inc.	284,308	0.0

52,000	@,L	Fairpoint Communications, Inc.	319,800	0.1

30,820	@	General Communication, Inc.	256,114	0.0

46,600	@	Iridium Communications, Inc.	417,536	0.1

27,300	@	Leap Wireless International, Inc.	175,539	0.0

30,910		Lumos Networks Corp.	292,100	0.1

11,200	@,L	magicJack VocalTec Ltd.	212,800	0.0

21,640	@	Neutral Tandem, Inc.	285,215	0.0

9,710		NTELOS Holdings Corp.	183,033	0.0

35,370	@	Premier Global Services, Inc.	296,754	0.1

17,200		Primus Telecommunications Group, Inc.	267,804	0.0

12,800		Shenandoah Telecom Co.	174,208	0.0

68,900	@,L	Towerstream Corp.	285,935	0.1

20,630		USA Mobility, Inc.	265,302	0.0

75,400	@	Vonage Holdings Corp.	151,554	0.0

			6,849,917	0.9

		Utilities: 3.5%
20,480		Allete, Inc.	856,064	0.1

11,350		American States Water Co.	449,233	0.1

63,600		Atlantic Power Corp.	814,716	0.1

37,680		Avista Corp.	1,006,056	0.1

30,650		Black Hills Corp.	986,010	0.1

25,280		California Water Service Group	466,922	0.1

9,490		CH Energy Group, Inc.	623,398	0.1

3,880		Chesapeake Utilities Corp.	169,634	0.0

40,590		Cleco Corp.	1,697,880	0.2

29,740		El Paso Electric Co.	986,178	0.1

26,590		Empire District Electric Co.	561,049	0.1

332,400	@	GenOn Energy, Inc.	568,404	0.1

34,600		Idacorp, Inc.	1,455,968	0.2

16,400		Laclede Group, Inc.	652,884	0.1

14,460		MGE Energy, Inc.	683,958	0.1

7,160		Middlesex Water Co.	136,040	0.0

30,170		New Jersey Resources Corp.	1,315,714	0.2

20,700		Northwest Natural Gas Co.	985,320	0.1

26,950		NorthWestern Corp.	989,065	0.1

1,200		Ormat Technologies, Inc.	25,668	0.0

20,700		Otter Tail Corp.	473,409	0.1

51,550		Piedmont Natural Gas Co.	1,659,394	0.2

55,170		PNM Resources, Inc.	1,078,022	0.2

54,030		Portland General Electric Co.	1,440,440	0.2

9,130		SJW Corp.	219,211	0.0

21,890		South Jersey Industries, Inc.	1,115,733	0.2

33,870		Southwest Gas Corp.	1,478,426	0.2

28,870		UIL Holdings Corp.	1,035,278	0.1

6,300		Unitil Corp.	166,950	0.0

21,930		UNS Energy Corp.	842,331	0.1

36,020		WGL Holdings, Inc.	1,431,795	0.2

			26,371,150	3.5

	Total Common Stock (Cost $584,879,029)		720,172,848	95.9

WARRANTS: 0.0%
		Energy: 0.0%
7,460	@,L	Magnum Hunter Resources Corp.	2,736	0.0

	Total Warrants (Cost $–)		2,736	0.0

	Total Long-Term Investments (Cost $584,879,029)		720,175,584	95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.7%
		Securities Lending Collateralcc(1): 9.2%
16,394,685		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $16,394,955, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $16,722,579, due 07/01/42-02/20/61)	16,394,685	2.2

16,394,685		Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $16,395,035, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-7.00%, Market Value plus accrued interest $16,722,579, due 11/15/12-03/01/48)	16,394,685	2.2

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

16,394,685	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $16,394,928, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $16,722,579, due 04/01/24-06/01/42)	16,394,685	2.2

16,394,685	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $16,395,022, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $16,722,579, due 10/01/14-02/25/44)	16,394,685	2.2

3,451,510	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,451,567, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $3,520,540, due 07/01/21-04/01/42)	3,451,510	0.4

		69,030,250	9.2

Shares		Value	Percentage of Net Assets
		Mutual Funds: 3.5%
26,729,808	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $26,729,808)	26,729,808	3 .5

	Total Short-Term Investments
	(Cost $95,760,058)	95,760,058	12.7

	Total Investments in Securities
	(Cost $680,639,087)	$815,935,642	108.6
	Liabilities in Excess of Other Assets	(64,642,787)	(8.6)

	Net Assets	$751,292,855	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $682,423,087.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$181,057,679
Gross Unrealized Depreciation	(47,545,124)

Net Unrealized Appreciation	$133,512,555

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$99,246,109	$–	$–	$99,246,109
Consumer Staples	27,019,111	–	–	27,019,111
Energy	41,167,837	–	–	41,167,837
Financials	152,115,133	–	–	152,115,133
Health Care	98,746,236	12,980	–	98,759,216
Industrials	110,892,140	300,240	–	111,192,380
Information Technology	123,822,854	–	–	123,822,854
Materials	33,629,141	–	–	33,629,141
Telecommunication Services	6,849,917	–	–	6,849,917
Utilities	26,371,150	–	–	26,371,150

Total Common Stock	719,859,628	313,220	–	720,172,848

Warrants	–	2,736	–	2,736
Short-Term Investments	26,729,808	69,030,250	–	95,760,058

Total Investments, at fair value	$746,589,436	$69,346,206	$–	$815,935,642

Other Financial Instruments+
Futures	1,164,971	–	–	1,164,971

Total Assets	$747,754,407	$69,346,206	$–	$817,100,613

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Russell 2000® Mini Index	389	09/21/12	$30,941,060	$1,164,971

			$30,941,060	$1,164,971

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets-Unrealized appreciation*	$1,164,971

Total Asset Derivatives		$1,164,971

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$857,468

Total	$857,468

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$1,143,173

Total	$1,143,173

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.4%
	Consumer Discretionary: 1.8%
6,000,000	CBS Corp., 4.300%, 02/15/21	6,434,754	0.2

1,605,000	Comcast Corp., 6.300%, 11/15/17	1,932,765	0.0
335,000	Comcast Corp., 6.500%, 11/15/35	409,431	0.0

1,900,000	COX Communications, Inc., 5.450%, 12/15/14	2,092,189	0.1

3,120,000	DirecTV Holdings, LLC, 6.000%, 08/15/40	3,416,300	0.1

1,800,000	Discovery Communications LLC, 4.375%, 06/15/21	1,959,700	0.1

500,000	Expedia, Inc., 5.950%, 08/15/20	525,034	0.0

500,000	Ford Motor Co., 7.450%, 07/16/31	628,750	0.0

3,350,000	Home Depot, Inc., 5.875%, 12/16/36	4,309,664	0.1

1,000,000	Lowe’s Cos, Inc., 1.625%, 04/15/17	1,009,003	0.0

1,000,000	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	1,054,247	0.0

2,000,000	Marriott International, Inc./DE, 3.000%, 03/01/19	2,026,238	0.1

325,000	McDonald’s Corp., 6.300%, 10/15/37	457,362	0.0

7,010,000	NBCUniversal Media LLC, 3.650%, 04/30/15	7,453,663	0.2

3,550,000	News America, Inc., 6.150%, 03/01/37	4,040,635	0.1

3,200,000	Nordstrom, Inc., 4.750%, 05/01/20	3,695,050	0.1

1,000,000	Omnicom Group, Inc., 3.625%, 05/01/22	1,019,031	0.0

2,500,000	Target Corp., 7.000%, 01/15/38	3,528,505	0.1

5,075,000	Time Warner Cable, Inc., 5.850%, 05/01/17	5,972,351	0.2
3,500,000	Time Warner, Inc., 4.875%, 03/15/20	3,949,057	0.1
1,925,000	Time Warner, Inc., 6.500%, 11/15/36	2,288,353	0.1

5,295,000	Toyota Motor Credit Corp., 2.800%, 01/11/16	5,569,768	0.1

3,500,000	Viacom, Inc., 2.500%, 12/15/16	3,629,104	0.1

1,000,000	Walt Disney Co/The, 5.500%, 03/15/19	1,211,618	0.0

1,000,000	Wyndham Worldwide Corp., 4.250%, 03/01/22	1,009,658	0.0

400,000	Yum! Brands, Inc., 6.250%, 03/15/18	474,793	0.0

		70,097,023	1.8

	Consumer Staples: 1.4%
3,595,000	Altria Group, Inc., 9.950%, 11/10/38	5,740,305	0.2

3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,179,928	0.1

3,000,000	Coca-Cola Co., 3.150%, 11/15/20	3,222,462	0.1

5,000,000	CVS Caremark Corp., 3.250%, 05/18/15	5,267,320	0.1

500,000	Diageo Investment Corp., 2.875%, 05/11/22	515,168	0.0

3,275,000	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,433,576	0.1

350,000	Flowers Foods, Inc., 4.375%, 04/01/22	354,696	0.0

500,000	HJ Heinz Co., 1.500%, 03/01/17	499,638	0.0

872,000	Kellogg Co., 4.000%, 12/15/20	962,273	0.0

4,415,000	Kraft Foods, Inc., 6.125%, 02/01/18	5,299,514	0.1

2,129,000	Kroger Co., 7.500%, 04/01/31	2,779,671	0.1

5,600,000	Lorillard Tobacco Co., 8.125%, 06/23/19	6,963,443	0.2

2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,821,736	0.1

1,500,000	PepsiCo, Inc., 4.000%, 03/05/42	1,576,956	0.1

500,000	Philip Morris International, Inc., 6.375%, 05/16/38	672,173	0.0

3,600,000	Wal-Mart Stores, Inc., 5.000%, 10/25/40	4,328,694	0.1
3,130,000	Wal-Mart Stores, Inc., 5.625%, 04/01/40	4,063,491	0.1

		52,681,044	1.4

	Energy: 2.7%
3,500,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	3,976,949	0.1

3,000,000	Apache Corp., 5.625%, 01/15/17	3,548,982	0.1

4,910,000	BP Capital Markets PLC, 3.200%, 03/11/16	5,228,693	0.1

3,800,000	ConocoPhillips, 6.500%, 02/01/39	5,288,585	0.1

400,000	Devon Energy Corp., 3.250%, 05/15/22	408,127	0.0
3,750,000	Devon Energy Corp., 4.000%, 07/15/21	4,075,305	0.1

1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/42	1,947,528	0.1

5,490,000	Ensco PLC, 3.250%, 03/15/16	5,771,999	0.2

4,805,000	Enterprise Products Operating LLC, 3.200%, 02/01/16	5,039,071	0.1

3,500,000	Husky Energy, Inc., 5.900%, 06/15/14	3,806,978	0.1

2,825,000	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	3,355,710	0.1

667,000	Kinder Morgan Energy Partners L.P., 3.950%, 09/01/22	677,677	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	720,388	0.0

3,892,000		Marathon Petroleum Corp., 3.500%, 03/01/16	4,084,654	0.1

5,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	5,318,695	0.1

3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,882,810	0.1

3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	4,117,713	0.1

3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	4,128,818	0.1

3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	4,274,320	0.1

500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	502,624	0.0

275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	281,619	0.0

5,180,000		Shell International Finance BV, 3.100%, 06/28/15	5,531,157	0.2

2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,529,371	0.1

400,000		Talisman Energy, Inc., 5.500%, 05/15/42	412,942	0.0

3,460,000		TC Pipelines L.P., 4.650%, 06/15/21	3,659,016	0.1

3,500,000		Total Capital S.A., 4.450%, 06/24/20	4,008,049	0.1

3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	5,960,898	0.2

1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,890,478	0.1

2,785,000		Valero Energy Corp., 6.625%, 06/15/37	3,136,450	0.1

1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,614,114	0.0

700,000		Williams Cos., Inc., 7.875%, 09/01/21	886,172	0.0

2,840,000		Williams Partners L.P., 3.800%, 02/15/15	2,989,864	0.1

			104,055,756	2.7

		Financials: 9.4%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	2,913,125	0.1

1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,204,364	0.0

2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,268,210	0.1

2,000,000		Allstate Corp., 7.450%, 05/16/19	2,566,182	0.1

6,325,000		American Express Co., 7.000%, 03/19/18	7,842,298	0.2

3,000,000	American International Group, Inc., 8.250%, 08/15/18	3,632,310	0.1

500,000	American Tower Corp., 4.500%, 01/15/18	529,413	0.0
667,000	American Tower Corp., 4.700%, 03/15/22	686,594	0.0

5,100,000	Asian Development Bank, 2.625%, 02/09/15	5,383,790	0.1

4,050,000	AvalonBay Communities, Inc., 5.700%, 03/15/17	4,675,672	0.1

2,000,000	Bank of America Corp., 3.625%, 03/17/16	2,011,570	0.1
1,610,000	Bank of America Corp., 5.650%, 05/01/18	1,724,558	0.1
1,000,000	Bank of America Corp., 5.700%, 01/24/22	1,104,169	0.0
13,725,000	Bank of America Corp., 6.500%, 08/01/16	15,090,885	0.4

4,000,000	Barclays Bank PLC, 6.750%, 05/22/19	4,675,368	0.1

1,000,000	BB&T Corp., 3.950%, 03/22/22	1,048,598	0.0

1,000,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,008,608	0.0

1,000,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,014,949	0.0

300,000	BlackRock, Inc., 1.375%, 06/01/15	302,403	0.0
500,000	BlackRock, Inc., 5.000%, 12/10/19	572,781	0.0

2,475,000	BNP Paribas, 3.600%, 02/23/16	2,506,428	0.1

3,500,000	Boeing Capital Corp., 2.125%, 08/15/16	3,655,883	0.1

4,500,000	Boston Properties L.P., 5.625%, 11/15/20	5,186,020	0.1

1,000,000	Chubb Corp./The, 6.000%, 05/11/37	1,290,062	0.0

7,000,000	Citigroup, Inc., 5.500%, 04/11/13	7,199,570	0.2
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,030,051	0.0
6,455,000	Citigroup, Inc., 8.125%, 07/15/39	8,651,882	0.2

1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,030,700	0.0

2,964,000	Corp Andina de Fomento, 4.375%, 06/15/22	3,044,775	0.1

1,500,000	Credit Suisse New York, 6.000%, 02/15/18	1,607,633	0.1
5,705,000	Credit Suisse/New York NY, 2.200%, 01/14/14	5,744,655	0.2

2,605,000	Deutsche Bank AG, London, 4.875%, 05/20/13	2,682,665	0.1

20,000,000	European Investment Bank, 2.375%, 03/14/14	20,583,040	0.5

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	4,005,166	0.1

2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,026,896	0.1

1,000,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	1,115,286	0.0

2,000,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	2,017,884	0.1
1,000,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,049,754	0.0

3,540,000		General Electric Capital Corp., 5.900%, 05/13/14	3,847,361	0.1

1,500,000		General Electric Capital Corp., 5.875%, 01/14/38	1,730,222	0.1
9,150,000		General Electric Capital Corp., 6.750%, 03/15/32	11,374,868	0.3

1,196,000		Genworth Financial, Inc., 6.515%, 05/22/18	1,148,027	0.0

8,950,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	8,961,447	0.2
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,255,867	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,936,148	0.1

2,300,000	#	Harley-Davidson Funding Corp., 6.800%, 06/15/18	2,746,858	0.1

1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,437,805	0.0

3,400,000		HCP, Inc., 3.750%, 02/01/16	3,540,070	0.1

3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	3,788,919	0.1

4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,281,783	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,683,204	0.1

6,040,000		Inter-American Development Bank, 3.000%, 04/22/14	6,317,472	0.2

8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,402,055	0.2

3,695,000		International Finance Corp., 2.250%, 04/11/16	3,843,543	0.1

3,700,000		John Deere Capital Corp., 2.250%, 06/07/16	3,840,308	0.1

12,380,000		JPMorgan Chase & Co., 2.050%, 01/24/14	12,521,082	0.3
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,320,664	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	8,177,238	0.2

16,265,000		KFW, 1.375%, 01/13/14	16,495,686	0.4
10,000,000		KFW, 2.625%, 01/25/22	10,343,420	0.3

3,810,000	Korea Development Bank, 3.250%, 03/09/16	3,953,187	0.1

3,285,000	Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,511,563	0.1

4,005,000	Lincoln National Corp., 4.300%, 06/15/15	4,223,068	0.1

5,495,000	Metlife, Inc., 6.750%, 06/01/16	6,451,328	0.2

9,260,000	Mexico Government International Bond, 5.125%, 01/15/20	10,903,650	0.3

2,650,000	Morgan Stanley, 5.375%, 10/15/15	2,711,308	0.1
10,500,000	Morgan Stanley, 6.625%, 04/01/18	10,996,765	0.3

2,710,000	Nordic Investment Bank, 5.000%, 02/01/17	3,209,995	0.1

3,695,000	Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	4,145,790	0.1

2,595,000	PNC Funding Corp., 3.625%, 02/08/15	2,758,238	0.1

400,000	Protective Life Corp., 7.375%, 10/15/19	463,265	0.0

3,895,000	Prudential Financial, Inc., 3.875%, 01/14/15	4,081,403	0.1
3,800,000	Prudential Financial, Inc., 6.200%, 11/15/40	4,166,130	0.1

1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	1,007,249	0.0
3,595,000	Simon Property Group LP, 5.250%, 12/01/16	4,045,849	0.1

2,000,000	SLM Corp., 6.000%, 01/25/17	2,076,052	0.1
1,000,000	SLM Corp., 8.450%, 06/15/18	1,125,000	0.0

1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,057,461	0.0

3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,333,975	0.1

3,000,000	UBS AG/Stamford CT, 4.875%, 08/04/20	3,212,790	0.1

350,000	US Bancorp, 1.650%, 05/15/17	353,122	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	1,027,365	0.0

4,000,000	Wachovia Bank NA, 6.600%, 01/15/38	5,071,768	0.1

1,860,000	Wells Fargo & Co., 3.625%, 04/15/15	1,981,575	0.1
9,000,000	Wells Fargo & Co., 4.600%, 04/01/21	10,066,347	0.3

1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,013,206	0.0

		361,625,693	9.4

	Foreign Government Bonds: 0.2%
7,395,000	Province of British Columbia Canada, 2.100%, 05/18/16	7,757,355	0.2

	Health Care: 1.2%
300,000	Aetna, Inc., 4.500%, 05/15/42	306,746	0.0

4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,658,584	0.1

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

661,000	Amgen, Inc., 6.375%, 06/01/37	789,283	0.0

2,900,000	AstraZeneca PLC, 6.450%, 09/15/37	3,945,520	0.1

4,370,000	Becton Dickinson and Co., 3.125%, 11/08/21	4,560,947	0.1

2,000,000	Biogen Idec, Inc., 6.875%, 03/01/18	2,443,830	0.1

400,000	Cardinal Health, Inc., 1.900%, 06/15/17	403,659	0.0

2,945,000	Celgene Corp., 3.950%, 10/15/20	3,101,112	0.1

2,500,000	Cigna Corp., 5.125%, 06/15/20	2,771,358	0.1

500,000	Covidien International Finance SA, 3.200%, 06/15/22	517,022	0.0

4,210,000	Express Scripts, Inc., 3.125%, 05/15/16	4,388,912	0.1

1,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,003,445	0.0

1,070,000	Humana, Inc., 6.300%, 08/01/18	1,246,189	0.0

3,240,000	McKesson Corp., 3.250%, 03/01/16	3,482,128	0.1

4,920,000	Pfizer, Inc., 6.200%, 03/15/19	6,178,713	0.2

3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,723,772	0.1

2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,679,578	0.1

2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,109,222	0.0

		48,310,020	1.2

	Industrials: 1.4%
500,000	3M Co., 2.000%, 06/26/22	491,748	0.0

4,000,000	Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	4,196,360	0.1

1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,500,649	0.1
295,000	Caterpillar, Inc., 6.050%, 08/15/36	388,373	0.0

2,218,294	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,501,127	0.1

3,025,000	CRH America, Inc., 5.300%, 10/15/13	3,148,813	0.1

1,000,000	CSX Corp., 4.400%, 03/01/43	974,793	0.0

200,000	Cummins, Inc., 7.125%, 03/01/28	270,412	0.0

1,249,652	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,343,376	0.0

3,510,000	Dover Corp., 4.300%, 03/01/21	4,026,862	0.1

879,000	General Electric Co., 5.250%, 12/06/17	1,028,171	0.0

2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,320,179	0.1

4,695,000	Ingersoll-Rand Global Holding Co., Ltd., 6.000%, 08/15/13	4,951,746	0.1

800,000	L-3 Communications Corp., 4.950%, 02/15/21	867,302	0.0

4,000,000	Lockheed Martin Corp., 3.350%, 09/15/21	4,145,884	0.1
1,514,000	Lockheed Martin Corp., 7.750%, 05/01/26	2,109,262	0.1

3,800,000	Raytheon Co., 3.125%, 10/15/20	3,998,326	0.1

2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,302,234	0.1

500,000	Ryder System, Inc., 2.500%, 03/01/17	505,269	0.0

5,895,000	Tyco International Finance S.A., 3.375%, 10/15/15	6,360,381	0.2

500,000	United Technologies Corp., 1.200%, 06/01/15	506,252	0.0
500,000	United Technologies Corp., 1.800%, 06/01/17	511,457	0.0
500,000	United Technologies Corp., 4.500%, 06/01/42	552,391	0.0
406,000	United Technologies Corp., 6.125%, 07/15/38	530,391	0.0

2,790,000	Waste Management, Inc., 6.125%, 11/30/39	3,467,524	0.1

		53,999,282	1.4

	Information Technology: 0.9%
350,000	Altera Corp., 1.750%, 05/15/17	353,164	0.0

500,000	BMC Software, Inc., 4.250%, 02/15/22	501,744	0.0

3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,616,105	0.1

3,130,000	Cisco Systems, Inc., 5.500%, 01/15/40	3,895,222	0.1

4,220,000	Google, Inc., 2.125%, 05/19/16	4,410,356	0.1

2,970,000	Hewlett-Packard Co., 6.125%, 03/01/14	3,189,343	0.1

500,000	International Business Machines Corp., 1.875%, 05/15/19	506,452	0.0
7,040,000	International Business Machines Corp., 1.950%, 07/22/16	7,251,911	0.2

1,500,000	Juniper Networks, Inc., 5.950%, 03/15/41	1,735,278	0.1

1,500,000	Oracle Corp., 5.375%, 07/15/40	1,847,723	0.1

1,000,000	Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,005,592	0.0

4,220,000	Texas Instruments, Inc., 2.375%, 05/16/16	4,443,310	0.1

400,000	Xerox Corp., 2.950%, 03/15/17	405,149	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

465,000	Xerox Corp., 6.350%, 05/15/18	543,072	0.0

		33,704,421	0.9

	Materials: 1.2%
1,000,000	Agrium, Inc., 6.750%, 01/15/19	1,228,458	0.0

1,399,000	Alcoa, Inc., 6.150%, 08/15/20	1,476,009	0.0

3,200,000	AngloGold Ashanti Holdings PLC, 5.375%, 04/15/20	3,296,029	0.1

580,000	ArcelorMittal, 5.250%, 08/05/20	557,266	0.0
3,680,000	ArcelorMittal, 6.125%, 06/01/18	3,737,743	0.1

1,300,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,499,112	0.0

3,700,000	BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,872,220	0.1

3,282,000	Dow Chemical Co., 8.550%, 05/15/19	4,373,679	0.1

2,279,000	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,835,812	0.1

1,000,000	International Paper Co., 7.950%, 06/15/18	1,262,298	0.0

1,000,000	Newmont Mining Corp., 3.500%, 03/15/22	989,817	0.0

2,000,000	Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,488,254	0.1

4,365,000	Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,389,697	0.2

6,000,000	Southern Copper Corp., 5.375%, 04/16/20	6,682,332	0.2

3,000,000	Teck Resources Ltd, 4.750%, 01/15/22	3,232,224	0.1

1,220,000	Vale Overseas Ltd., 4.625%, 09/15/20	1,283,207	0.0
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/36	2,280,066	0.1

		46,484,223	1.2

	Telecommunication Services: 1.5%
5,000,000	America Movil S.A.B de CV, 5.000%, 03/30/20	5,706,910	0.1

8,000,000	AT&T, Inc., 2.950%, 05/15/16	8,484,256	0.2
5,150,000	AT&T, Inc., 6.500%, 09/01/37	6,578,286	0.2

7,095,000	Deutsche Telekom International Finance BV, 5.750%, 03/23/16	7,965,677	0.2

3,285,000	Qwest Corp., 6.750%, 12/01/21	3,705,404	0.1

2,220,000	Rogers Cable, Inc., 5.500%, 03/15/14	2,384,040	0.1

2,685,000	Telecom Italia Capital S.A., 5.250%, 10/01/15	2,664,862	0.1
500,000	Telecom Italia Capital S.A., 7.175%, 06/18/19	500,000	0.0

1,855,000	Telefonica Emisiones SAU, 3.992%, 02/16/16	1,660,225	0.0

3,000,000	Verizon Communications, Inc., 4.750%, 11/01/41	3,318,183	0.1
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	6,525,853	0.2
2,940,000	Verizon Communications, Inc., 7.750%, 12/01/30	4,162,770	0.1

3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	5,092,035	0.1

		58,748,501	1.5

	Utilities: 1.7%
300,000	Consumers Energy Co., 2.850%, 05/15/22	306,086	0.0

5,670,000	Duke Energy Corp., 3.950%, 09/15/14	6,022,402	0.2

1,000,000	Entergy Corp., 4.700%, 01/15/17	1,050,433	0.0

5,260,000	Exelon Generation Co. LLC, 5.200%, 10/01/19	5,765,491	0.1

3,225,000	FirstEnergy Solutions Corp., 6.800%, 08/15/39	3,401,340	0.1

2,000,000	Florida Power & Light Co., 4.050%, 06/01/42	2,121,002	0.1

995,000	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	1,010,014	0.0

5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	6,076,736	0.2

3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,732,921	0.1

2,000,000	Mississippi Power Co., 4.250%, 03/15/42	2,060,552	0.1

3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,255,427	0.1

3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	4,157,303	0.1

3,570,000	Progress Energy, Inc., 4.400%, 01/15/21	3,979,122	0.1

3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,662,323	0.1

3,700,000	SCANA Corp., 4.750%, 05/15/21	3,940,692	0.1

3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,367,163	0.1

5,920,000	Southern Co., 2.375%, 09/15/15	6,104,526	0.2

1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	2,006,400	0.0

1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	1,053,257	0.0

		66,073,190	1.7

	Total Corporate Bonds/Notes
	(Cost $850,385,020)	903,536,508	23.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,110,655	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

450,000	Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	510,697	0.0
1,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,779,458	0.0

1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,567,942	0.0

2,000,000	Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	2,135,228	0.1
2,000,000	Bear Stearns Commercial Mortgage Securities, 5.200%, 01/12/41	2,110,029	0.1
2,000,000	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	2,273,196	0.1

1,994,000	Citigroup Commercial Mortgage Trust, 5.889%, 12/10/49	2,315,505	0.1

2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.394%, 07/15/44	1,955,280	0.1
1,250,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,458,129	0.0

1,150,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.394%, 07/15/44	1,283,222	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.394%, 07/15/44	2,165,442	0.1

750,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	763,889	0.0

1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,411,523	0.0

1,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,114,138	0.0
1,400,000	Credit Suisse Mortgage Capital Certificates, 5.966%, 09/15/39	1,499,428	0.0

2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	1,965,466	0.1
500,000	Credit Suisse Mortgage Capital Certificates, 5.694%, 09/15/40	526,123	0.0

1,170,000	CW Capital Cobalt Ltd., 6.007%, 05/15/46	1,303,565	0.0

605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	654,370	0.0

1,500,000	GE Capital Commercial Mortgage Corp., 5.308%, 11/10/45	1,682,782	0.0

1,750,000	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,918,300	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	1,991,614	0.1

2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,783,428	0.1
1,755,000	Greenwich Capital Commercial Funding Corp., 6.071%, 07/10/38	2,009,036	0.1

3,500,000	GS Mortgage Securities Corp. II, 5.979%, 08/10/45	3,898,475	0.1

2,464,812	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, 01/12/38	2,558,492	0.1
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	1,256,251	0.0
1,061,958	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	1,151,964	0.0
345,336	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, 02/15/51	348,387	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.924%, 02/12/49	1,991,683	0.1

1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,282,755	0.0
2,295,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,603,516	0.1

1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,722,226	0.0
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.163%, 08/12/49	452,477	0.0

1,000,000	Morgan Stanley Capital I, 5.073%, 08/13/42	1,010,220	0.0
1,760,938	Morgan Stanley Capital I, 5.781%, 04/12/49	1,810,383	0.1

2,000,000	Morgan Stanley Capital I, 4.970%, 04/14/40	2,104,677	0.1
3,340,000	Morgan Stanley Capital I, 4.989%, 08/13/42	3,667,081	0.1
1,000,000	Morgan Stanley Capital I, 5.331%, 03/15/44	1,032,298	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,499,100	Morgan Stanley Capital I, Inc., 5.532%, 06/15/38	2,649,068	0.1

1,250,000	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,394,011	0.0

999,984	Wachovia Bank Commercial Mortgage Trust, 5.927%, 06/15/49	1,067,810	0.0

320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	339,898	0.0

	Total Collateralized Mortgage Obligations
	(Cost $65,004,165)	72,630,117	1.9

MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	5,615,906	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,700,311	0.1

	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	4,630,340	0.1

	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,834,284	0.1

2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,584,565	0.1

		7,418,849	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,666,349	0.1

	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,685,694	0.1

		Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,672,317	0.1

	Total Municipal Bonds
	(Cost $31,628,156)	36,389,766	0.9

OTHER BONDS: 0.0%
		Foreign Government Bonds: 0.0%
2,000,000	Telefonica Emisiones SAU, 5.462%, 02/16/21	1,745,614	0.0

	Total Other Bonds
	(Cost $1,889,857)	1,745,614	0.0

ASSET-BACKED SECURITIES: 0.2%
		Automobile Asset-Backed Securities: 0.1%
1,000,000	Ally Auto Receivables Trust, 0.740%, 04/15/16	1,000,931	0.0

1,171,000	Bank of America Auto Trust, 0.780%, 06/15/16	1,174,058	0.1

1,000,000	Hyundai Auto Receivables Trust, 0.950%, 12/15/16	1,006,097	0.0

575,000	Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	576,374	0.0

		3,757,460	0.1

		Credit Card Asset-Backed Securities: 0.1%
1,000,000	Citibank Credit Card Issuance Trust, 5.300%, 03/15/18	1,159,397	0.0

1,000,000	Discover Card Master Trust, 5.650%, 03/16/20	1,212,240	0.1

		2,371,637	0.1

		Other Asset-Backed Securities: 0.0%
500,000	AEP Texas Central Transition Funding LLC, 0.880%, 12/01/18	501,674	0.0
500,000	AEP Texas Central Transition Funding LLC, 1.976%, 06/01/21	511,994	0.0

500,000	PSE&G Transition Funding LLC, 6.890%, 12/15/17	585,222	0.0

		1,598,890	0.0

	Total Asset-Backed Securities
	(Cost $7,669,260)	7,727,987	0.2

U.S. TREASURY OBLIGATIONS: 37.9%
		U.S. Treasury Bonds: 16.0%
12,275,000	1.750%, due 05/15/22	12,388,163	0.3
26,255,000	2.750%, due 02/15/19	29,161,507	0.8
21,610,000	3.375%, due 11/15/19	25,020,339	0.6

32,890,000	3.125%, due 02/15/42	35,397,863	0.9

4,330,000	6.250%, due 08/15/23	6,294,737	0.2

9,642,000	2.125%, due 08/15/21	10,144,445	0.3
14,575,000	3.125%, due 05/15/21	16,608,664	0.4

46,620,000	1.250%, due 10/31/15	47,792,773	1.2
58,940,000	1.375%, due 03/15/13	59,435,037	1.5
34,625,000	2.375%, due 03/31/16	36,981,127	1.0
77,155,000	2.375%, due 07/31/17	83,369,604	2.2
20,920,000	2.625%, due 08/15/20	23,043,066	0.6
5,980,000	2.625%, due 11/15/20	6,578,933	0.2
9,190,000	3.500%, due 05/15/20	10,745,123	0.3
37,645,000	3.500%, due 02/15/39	43,621,144	1.1
15,045,000	3.875%, due 08/15/40	18,554,713	0.5
43,505,000	4.375%, due 05/15/40	58,065,601	1.5
22,000,000	5.375%, due 02/15/31	32,092,500	0.8
2,150,000	6.000%, due 02/15/26	3,154,790	0.1
15,310,000	6.125%, due 11/15/27	23,158,763	0.6
18,185,000	6.500%, due 11/15/26	28,056,054	0.7
4,025,000	8.125%, due 08/15/19	5,975,237	0.2

		615,640,183	16.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		U.S. Treasury Notes: 21.9%
29,228,000		0.250%, due 04/30/14	29,199,473	0.8
35,047,000		0.250%, due 05/31/14	35,011,427	0.9
52,959,000		0.250%, due 05/15/15	52,748,011	1.4
60,000,000		0.375%, due 06/15/15	59,967,180	1.6
27,159,000		0.625%, due 05/31/17	27,050,799	0.7
6,540,000		1.500%, due 03/31/19	6,729,045	0.2

29,048,000		0.375%, due 04/15/15	29,036,671	0.8
8,279,000		1.125%, due 05/31/19	8,298,406	0.2

70,060,000		0.250%, due 09/15/14	69,923,173	1.8
4,755,000		0.500%, due 08/15/14	4,772,089	0.1
36,160,000		0.625%, due 04/30/13	36,282,908	0.9
74,115,000		1.000%, due 05/15/14	75,047,219	1.9
36,650,000		2.625%, due 04/30/18	40,249,140	1.0

93,630,000		0.500%, due 10/15/13	93,904,336	2.4
30,480,000		0.500%, due 11/15/13	30,572,873	0.8
30,085,000		0.750%, due 12/15/13	30,284,795	0.8
27,080,000		1.000%, due 07/15/13	27,291,576	0.7
8,230,000		1.125%, due 06/15/13	8,299,445	0.2
16,940,000		1.375%, due 05/15/13	17,109,400	0.4
14,190,000		1.375%, due 11/30/15	14,610,166	0.4
13,670,000		1.875%, due 04/30/14	14,057,148	0.4
128,163,000		1.875%, due 09/30/17	135,282,070	3.5

			845,727,350	21.9

	Total U.S. Treasury Obligations
	(Cost $1,413,425,101)		1,461,367,533	37.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.7%
		Federal Home Loan Mortgage Corporation: 10.3%##
10,425,000		0.500%, due 04/17/15	10,432,881	0.3
7,735,000		1.000%, due 03/08/17	7,789,284	0.2
13,555,000		1.600%, due 08/10/15	13,572,310	0.4
18,775,000		2.375%, due 01/13/22	19,325,427	0.5
8,405,000		2.500%, due 05/27/16	8,977,994	0.2
33,238,286		2.621%, due 02/01/42	34,715,911	0.9
6,177,280		3.500%, due 01/01/42	6,489,606	0.2
1,153,010		3.500%, due 01/01/42	1,211,307	0.0
19,400,000	W	3.500%, due 01/15/42	20,300,281	0.5
4,515,000		3.750%, due 03/27/19	5,225,995	0.1
7,075,104		4.000%, due 01/01/25	7,483,486	0.2
867,465		4.000%, due 08/01/40	921,994	0.0
3,665,612		4.000%, due 11/01/40	3,896,036	0.1
1,384,362		4.000%, due 01/01/41	1,471,384	0.1
6,085,547		4.000%, due 04/01/41	6,471,894	0.2
4,621,435		4.000%, due 05/01/41	4,914,832	0.1
1,464,255		4.000%, due 06/01/41	1,557,215	0.1
500,920		4.000%, due 08/01/41	532,721	0.0
320,339		4.000%, due 08/01/41	340,677	0.0
5,584,943		4.000%, due 10/01/41	5,939,509	0.2
5,008,467		4.000%, due 11/01/41	5,326,434	0.1
821,771		4.000%, due 12/01/41	873,942	0.0
4,767,781		4.000%, due 01/01/42	5,088,348	0.1
4,163,882		4.000%, due 02/01/42	4,428,230	0.1
10,043,363		4.000%, due 03/01/42	10,718,639	0.3
919,002		4.500%, due 03/01/39	982,188	0.0
1,438,449		4.500%, due 08/01/39	1,537,350	0.1
3,215,308		4.500%, due 09/01/39	3,436,378	0.1
1,635,471		4.500%, due 09/01/39	1,747,919	0.1
2,282,670		4.500%, due 09/01/39	2,439,616	0.1
4,301,797		4.500%, due 10/01/39	4,597,569	0.1
5,682,958		4.500%, due 12/01/39	6,073,692	0.2
957,424		4.500%, due 03/01/40	1,024,449	0.0
3,165,644		4.500%, due 04/01/40	3,387,256	0.1
644,499		4.500%, due 06/01/40	689,618	0.0
5,348,900		4.500%, due 07/01/40	5,723,352	0.2
4,055,396		4.500%, due 07/01/40	4,339,296	0.1
1,044,879		4.500%, due 08/01/40	1,118,026	0.0

3,269,287	4.500%, due 08/01/40	3,498,155	0.1
4,205,482	4.500%, due 03/01/41	4,506,459	0.1
1,107,482	4.500%, due 03/01/41	1,186,742	0.0
1,343,427	4.500%, due 04/01/41	1,439,573	0.0
3,982,222	4.500%, due 06/01/41	4,267,222	0.1
3,714,349	4.500%, due 07/01/41	3,980,177	0.1
17,797,780	4.500%, due 08/01/41	19,241,494	0.5
1,410,018	4.500%, due 08/01/41	1,510,930	0.1
169,463	5.000%, due 03/01/34	183,199	0.0
978,101	5.000%, due 12/01/34	1,057,383	0.0
3,857,823	5.000%, due 08/01/35	4,159,070	0.1
956,842	5.000%, due 08/01/35	1,031,559	0.0
1,149,416	5.000%, due 10/01/35	1,239,171	0.0
1,113,895	5.000%, due 10/01/35	1,200,876	0.0
2,737,567	5.000%, due 10/01/35	2,951,337	0.1
2,918,102	5.000%, due 12/01/35	3,145,969	0.1
369,520	5.000%, due 04/01/36	398,375	0.0
1,202,545	5.000%, due 11/01/36	1,296,449	0.0
945,505	5.000%, due 02/01/37	1,016,530	0.0
777,979	5.000%, due 05/01/37	837,392	0.0
10,515,487	5.000%, due 10/01/37	11,336,614	0.3
1,890,507	5.000%, due 03/01/38	2,038,132	0.1
2,799,268	5.000%, due 03/01/38	3,013,044	0.1
6,475,579	5.000%, due 03/01/38	6,970,110	0.2
2,372,427	5.000%, due 04/01/38	2,550,641	0.1
229,635	5.000%, due 10/01/38	246,885	0.0
482,535	5.000%, due 06/01/40	523,004	0.0
948,635	5.000%, due 08/01/40	1,031,425	0.0
2,903,436	5.000%, due 04/01/41	3,150,572	0.1
190,000	5.400%, due 03/17/21	221,309	0.0
5,735,452	5.500%, due 12/01/24	6,221,768	0.2
745,512	5.500%, due 09/01/34	816,223	0.0
690,740	5.500%, due 01/01/35	756,256	0.0
6,924,080	5.500%, due 09/01/35	7,572,168	0.2
402,003	5.500%, due 09/01/35	439,631	0.0
5,014,395	5.500%, due 10/01/35	5,483,738	0.2
3,962,224	5.500%, due 03/01/36	4,333,085	0.1
975,405	5.500%, due 03/01/36	1,063,349	0.0
784,357	5.500%, due 05/01/36	855,076	0.0
2,265,823	5.500%, due 06/01/36	2,480,735	0.1
37,074	5.500%, due 07/01/36	40,591	0.0
229,019	5.500%, due 07/01/36	249,668	0.0
1,345,807	5.500%, due 07/01/36	1,467,148	0.1
456,195	5.500%, due 10/01/36	497,327	0.0
1,555,083	5.500%, due 11/01/36	1,695,292	0.1
582,099	5.500%, due 12/01/36	634,582	0.0
1,006,408	5.500%, due 12/01/36	1,097,148	0.0
467,956	5.500%, due 12/01/36	510,148	0.0
180,067	5.500%, due 02/01/37	195,965	0.0
1,307,553	5.500%, due 02/01/37	1,425,444	0.0
315,368	5.500%, due 05/01/37	344,985	0.0
66,101	5.500%, due 06/01/37	71,936	0.0
1,433,839	5.500%, due 11/01/37	1,560,428	0.1
672,034	5.500%, due 12/01/37	731,366	0.0
300,410	5.500%, due 03/01/38	326,932	0.0
65,389	5.500%, due 06/01/38	71,101	0.0
132,979	5.500%, due 06/01/38	144,594	0.0
76,982	5.500%, due 08/01/38	84,212	0.0
25,270	5.500%, due 10/01/38	27,477	0.0
257,854	5.500%, due 12/01/38	280,377	0.0
175,678	5.500%, due 12/01/38	191,189	0.0
238,437	5.500%, due 12/01/38	259,264	0.0
248,048	5.500%, due 01/01/39	269,947	0.0
1,479,558	5.500%, due 01/01/39	1,608,797	0.1
1,201,277	5.500%, due 01/01/40	1,307,334	0.0
355,044	5.500%, due 01/01/40	386,833	0.0
510,020	5.500%, due 03/01/40	555,048	0.0
477,500	5.500%, due 01/01/41	520,254	0.0
35,912	6.000%, due 04/01/28	40,271	0.0
348,161	6.000%, due 07/01/28	381,986	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

8,870	6.000%, due 04/01/36	9,750	0.0
111,191	6.000%, due 04/01/36	122,220	0.0
31,552	6.000%, due 04/01/36	34,836	0.0
282,822	6.000%, due 06/01/36	310,874	0.0
149,849	6.000%, due 07/01/36	164,712	0.0
49,828	6.000%, due 08/01/36	54,770	0.0
1,573,045	6.000%, due 08/01/36	1,729,070	0.1
141,845	6.000%, due 08/01/36	155,914	0.0
738,798	6.000%, due 01/01/37	812,077	0.0
431,752	6.000%, due 02/01/37	474,576	0.0
37,617	6.000%, due 04/01/37	41,290	0.0
375,337	6.000%, due 06/01/37	411,978	0.0
16,838	6.000%, due 06/01/37	18,482	0.0
5,716	6.000%, due 07/01/37	6,274	0.0
101,843	6.000%, due 07/01/37	111,786	0.0
1,513,379	6.000%, due 08/01/37	1,661,121	0.1
471,544	6.000%, due 08/01/37	517,578	0.0
151,116	6.000%, due 08/01/37	165,869	0.0
1,479,671	6.000%, due 08/01/37	1,624,122	0.1
263,745	6.000%, due 08/01/37	290,894	0.0
34,881	6.000%, due 08/01/37	38,287	0.0
46,085	6.000%, due 08/01/37	50,584	0.0
96,770	6.000%, due 09/01/37	106,217	0.0
27,646	6.000%, due 09/01/37	30,345	0.0
273,578	6.000%, due 09/01/37	300,286	0.0
49,896	6.000%, due 10/01/37	54,970	0.0
270,589	6.000%, due 10/01/37	297,483	0.0
54,674	6.000%, due 10/01/37	60,122	0.0
157,816	6.000%, due 10/01/37	173,222	0.0
40,936	6.000%, due 11/01/37	44,932	0.0
46,079	6.000%, due 11/01/37	50,578	0.0
282,200	6.000%, due 11/01/37	309,750	0.0
695,059	6.000%, due 12/01/37	762,913	0.0
31,755	6.000%, due 12/01/37	34,855	0.0
615,729	6.000%, due 01/01/38	675,839	0.0
26,344	6.000%, due 01/01/38	28,916	0.0
29,277	6.000%, due 02/01/38	32,135	0.0
791,248	6.000%, due 02/01/38	868,493	0.0
511,700	6.000%, due 05/01/38	571,417	0.0
21,268	6.000%, due 06/01/38	23,344	0.0
729,380	6.000%, due 07/01/38	800,585	0.0
763,136	6.000%, due 07/01/38	837,636	0.0
390,814	6.000%, due 08/01/38	428,967	0.0
1,702,541	6.000%, due 09/01/38	1,868,750	0.1
135,670	6.000%, due 09/01/38	148,914	0.0
137,100	6.000%, due 09/01/38	151,041	0.0
136,163	6.000%, due 11/01/38	150,009	0.0
1,478,947	6.000%, due 01/01/39	1,623,327	0.1
1,662,353	6.000%, due 04/01/39	1,824,638	0.1
304,113	6.000%, due 08/01/39	333,422	0.0
452,201	6.000%, due 10/01/39	495,781	0.0
145,486	6.000%, due 11/01/39	159,507	0.0
559,185	6.000%, due 11/01/39	613,076	0.0
151,982	6.000%, due 11/01/39	166,819	0.0
30,005	6.000%, due 12/01/39	32,934	0.0
1,117,589	6.000%, due 05/01/40	1,226,693	0.0
840,000	6.250%, due 07/15/32	1,255,430	0.0
77,901	6.500%, due 06/01/36	87,484	0.0
11,785	6.500%, due 08/01/36	13,235	0.0
32,274	6.500%, due 10/01/36	36,244	0.0
313,327	6.500%, due 10/01/36	351,869	0.0
245,146	6.500%, due 07/01/37	275,301	0.0
44,932	6.500%, due 08/01/37	50,460	0.0
110,077	6.500%, due 09/01/37	123,617	0.0
87,240	6.500%, due 09/01/37	97,972	0.0
65,711	6.500%, due 10/01/37	73,794	0.0
247,972	6.500%, due 11/01/37	278,476	0.0
324,351	6.500%, due 01/01/38	364,351	0.0
283,175	6.500%, due 02/01/38	319,248	0.0
246,775	6.500%, due 02/01/38	277,131	0.0

245,477		6.500%, due 04/01/38	275,674	0.0
78,406		6.500%, due 04/01/38	87,904	0.0
33,141		6.500%, due 05/01/38	37,362	0.0
7,870		6.500%, due 05/01/38	8,823	0.0
49,372		6.500%, due 07/01/38	55,352	0.0
22,507		6.500%, due 08/01/38	25,234	0.0
48,997		6.500%, due 09/01/38	54,932	0.0
73,905		6.500%, due 10/01/38	82,858	0.0
4,070		6.500%, due 10/01/38	4,563	0.0
159,516		6.500%, due 11/01/38	179,138	0.0
27,526		6.500%, due 12/01/38	30,861	0.0
1,942,374		6.500%, due 12/01/38	2,177,667	0.1
1,364,270		6.500%, due 12/01/38	1,529,534	0.1
133,043		6.500%, due 12/01/38	149,159	0.0
95,848		6.500%, due 12/01/38	107,459	0.0
36,746		6.500%, due 01/01/39	41,197	0.0
2,540,000		6.750%, due 03/15/31	3,914,851	0.1

			397,794,677	10.3

		Federal National Mortgage Association: 17.1%##
27,130,000		0.375%, due 03/16/15	27,069,012	0.7
24,450,000		0.875%, due 08/28/14	24,708,999	0.7
6,020,000		1.250%, due 02/27/14	6,123,092	0.2
6,025,000		1.375%, due 11/15/16	6,175,782	0.2
8,750,000		2.375%, due 04/11/16	9,304,575	0.3
20,000,000	W	2.500%, due 05/25/27	20,568,750	0.5
6,054,051		3.000%, due 12/01/26	6,352,611	0.2
4,407,819		3.000%, due 01/01/27	4,625,193	0.1
7,814,599		3.000%, due 01/01/27	8,199,981	0.2
1,204,405		3.500%, due 08/01/26	1,274,320	0.0
1,417,493		3.500%, due 08/01/26	1,499,778	0.1
220,132		3.500%, due 09/01/26	232,911	0.0
1,974,925		3.500%, due 10/01/26	2,089,568	0.1
1,406,364		3.500%, due 10/01/26	1,488,003	0.1
4,719,445		3.500%, due 11/01/26	4,993,407	0.1
4,737,926		3.500%, due 12/01/26	5,012,961	0.1
4,831,801		3.500%, due 12/01/26	5,112,285	0.1
6,694,220		3.500%, due 01/01/27	7,082,817	0.2
4,399,415		3.500%, due 03/01/41	4,630,266	0.1
5,158,154		3.500%, due 12/01/41	5,428,818	0.2
8,268,861		3.500%, due 01/01/42	8,702,754	0.2
16,241		4.000%, due 07/01/13	17,170	0.0
63,045		4.000%, due 06/01/14	66,665	0.0
114,920		4.000%, due 11/01/20	123,044	0.0
122,454		4.000%, due 07/01/22	130,383	0.0
68,509		4.000%, due 04/01/23	72,945	0.0
40,793		4.000%, due 05/01/23	43,434	0.0
56,906		4.000%, due 07/01/23	60,590	0.0
259,207		4.000%, due 03/01/24	275,910	0.0
331,345		4.000%, due 03/01/24	352,800	0.0
214,118		4.000%, due 04/01/24	227,915	0.0
17,035		4.000%, due 04/01/24	18,133	0.0
358,899		4.000%, due 07/01/24	382,027	0.0
1,270,492		4.000%, due 07/01/24	1,352,362	0.0
21,738		4.000%, due 08/01/24	23,139	0.0
283,575		4.000%, due 01/01/25	301,849	0.0
1,379,910		4.000%, due 02/01/25	1,468,831	0.1
316,632		4.000%, due 02/01/25	337,036	0.0
1,863,133		4.000%, due 06/01/25	1,983,193	0.1
27,240		4.000%, due 07/01/25	28,996	0.0
280,573		4.000%, due 09/01/25	298,654	0.0
282,177		4.000%, due 09/01/25	300,361	0.0
2,380,347		4.000%, due 12/01/25	2,533,736	0.1
1,981,924		4.000%, due 02/01/26	2,110,877	0.1
3,946,781		4.000%, due 03/01/26	4,203,577	0.1
344,167		4.000%, due 03/01/26	366,560	0.0
4,150,432		4.000%, due 04/01/26	4,420,478	0.1
527,346		4.000%, due 04/01/26	561,657	0.0
1,193,515		4.000%, due 04/01/26	1,271,171	0.0
2,026,735		4.000%, due 05/01/26	2,158,604	0.1

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,036,900		4.000%, due 09/01/26	1,104,365	0.0
21,308,000	W	4.000%, due 02/25/39	22,683,033	0.6
1,028,965		4.000%, due 10/01/40	1,097,184	0.0
1,719,762		4.000%, due 10/01/40	1,853,731	0.1
3,966,934		4.000%, due 12/01/40	4,275,958	0.1
5,174,680		4.000%, due 12/01/40	5,517,754	0.2
10,689,137		4.000%, due 02/01/41	11,397,812	0.3
2,487,289		4.000%, due 03/01/41	2,652,970	0.1
1,676,499		4.000%, due 04/01/41	1,788,173	0.1
2,103,344		4.000%, due 06/01/41	2,243,450	0.1
2,750,332		4.000%, due 08/01/41	2,964,583	0.1
1,749,571		4.000%, due 09/01/41	1,866,112	0.1
2,500,159		4.000%, due 11/01/41	2,665,916	0.1
8,746,675		4.000%, due 11/01/41	9,329,300	0.3
11,413,182		4.000%, due 11/01/41	12,173,426	0.3
4,047,439		4.000%, due 11/01/41	4,317,043	0.1
2,460,348		4.000%, due 12/01/41	2,624,234	0.1
4,082,323		4.000%, due 01/01/42	4,354,251	0.1
2,398,248		4.000%, due 01/01/42	2,557,998	0.1
2,997,831		4.000%, due 02/01/42	3,197,520	0.1
1,747,940		4.000%, due 06/01/42	1,873,112	0.1
2,090,797		4.000%, due 07/01/42	2,240,521	0.1
1,876,550		4.000%, due 07/01/42	2,010,932	0.1
21,580		4.500%, due 01/01/13	22,943	0.0
25,548		4.500%, due 01/01/14	27,392	0.0
43,843		4.500%, due 08/01/14	44,809	0.0
107,409		4.500%, due 05/01/19	115,689	0.0
42,952		4.500%, due 05/01/19	46,076	0.0
72,442		4.500%, due 01/01/20	77,982	0.0
92,440		4.500%, due 08/01/20	99,451	0.0
6,914		4.500%, due 06/01/22	7,441	0.0
11,985		4.500%, due 07/01/22	12,864	0.0
163,428		4.500%, due 11/01/22	175,415	0.0
296,281		4.500%, due 02/01/23	317,920	0.0
43,170		4.500%, due 02/01/23	46,323	0.0
1,038,117		4.500%, due 03/01/23	1,113,934	0.0
6,655		4.500%, due 03/01/23	7,141	0.0
23,635		4.500%, due 03/01/23	25,368	0.0
233,499		4.500%, due 04/01/23	250,552	0.0
482,162		4.500%, due 04/01/23	517,376	0.0
581,837		4.500%, due 04/01/23	624,330	0.0
56,334		4.500%, due 04/01/23	59,964	0.0
167,561		4.500%, due 04/01/23	179,798	0.0
11,612		4.500%, due 04/01/23	12,460	0.0
15,264		4.500%, due 05/01/23	16,378	0.0
16,391		4.500%, due 05/01/23	17,588	0.0
9,562		4.500%, due 05/01/23	10,261	0.0
1,001,565		4.500%, due 05/01/23	1,074,712	0.0
19,200		4.500%, due 07/01/23	20,602	0.0
86,894		4.500%, due 08/01/23	93,241	0.0
95,917		4.500%, due 01/01/24	102,907	0.0
1,867,178		4.500%, due 05/01/24	2,003,252	0.1
1,618,411		4.500%, due 07/01/24	1,739,643	0.1
3,001,127		4.500%, due 08/01/24	3,219,841	0.1
128,578		4.500%, due 09/01/24	137,948	0.0
1,471,375		4.500%, due 09/01/24	1,578,604	0.1
86,545		4.500%, due 09/01/24	92,852	0.0
406,027		4.500%, due 09/01/24	435,617	0.0
136,252		4.500%, due 10/01/24	146,181	0.0
251,978		4.500%, due 10/01/24	271,168	0.0
915,805		4.500%, due 10/01/24	982,546	0.0
613,890		4.500%, due 11/01/24	658,629	0.0
38,744		4.500%, due 11/01/24	41,695	0.0
27,927		4.500%, due 11/01/24	29,963	0.0
67,358		4.500%, due 11/01/24	73,078	0.0
71,540		4.500%, due 11/01/24	76,899	0.0
445,161		4.500%, due 11/01/24	477,604	0.0
933,996		4.500%, due 12/01/24	1,002,063	0.0
447,150		4.500%, due 12/01/24	479,737	0.0
11,632		4.500%, due 01/01/25	12,480	0.0

1,113,763	4.500%, due 01/01/25	1,194,931	0.0
383,415	4.500%, due 01/01/25	411,357	0.0
2,090,564	4.500%, due 05/01/25	2,242,919	0.1
114,637	4.500%, due 08/01/25	124,371	0.0
3,065,995	4.500%, due 01/01/26	3,289,915	0.1
1,165,514	4.500%, due 04/01/26	1,254,642	0.0
33,748	4.500%, due 06/01/34	36,311	0.0
131,201	4.500%, due 05/01/35	141,247	0.0
12,431	4.500%, due 03/01/38	13,344	0.0
24,816	4.500%, due 03/01/38	26,638	0.0
25,586	4.500%, due 05/01/38	27,465	0.0
15,225	4.500%, due 05/01/38	16,343	0.0
106,559	4.500%, due 06/01/38	114,519	0.0
46,633	4.500%, due 07/01/38	50,058	0.0
127,018	4.500%, due 07/01/38	136,347	0.0
79,158	4.500%, due 09/01/38	84,972	0.0
2,859,797	4.500%, due 03/01/39	3,069,829	0.1
250,083	4.500%, due 04/01/39	268,450	0.0
177,905	4.500%, due 04/01/39	190,971	0.0
8,487,228	4.500%, due 06/01/39	9,110,554	0.3
4,482,008	4.500%, due 07/01/39	4,899,419	0.1
4,900,690	4.500%, due 07/01/39	5,260,611	0.2
2,888,090	4.500%, due 07/01/39	3,100,200	0.1
8,856,130	4.500%, due 09/01/39	9,506,549	0.3
5,270,906	4.500%, due 10/01/39	5,658,016	0.2
2,597,438	4.500%, due 12/01/39	2,788,201	0.1
3,203,402	4.500%, due 12/01/39	3,438,669	0.1
1,788,800	4.500%, due 12/01/39	1,920,175	0.1
1,271,797	4.500%, due 03/01/40	1,369,176	0.0
2,972,708	4.500%, due 09/01/40	3,200,322	0.1
2,014,491	4.500%, due 10/01/40	2,162,087	0.1
1,420,066	4.500%, due 10/01/40	1,528,797	0.1
1,192,422	4.500%, due 10/01/40	1,283,724	0.0
3,342,245	4.500%, due 03/01/41	3,604,420	0.1
4,075,274	4.500%, due 04/01/41	4,394,950	0.1
1,622,082	4.500%, due 06/01/41	1,749,323	0.1
2,013,238	4.500%, due 06/01/41	2,171,162	0.1
10,347,016	4.500%, due 06/01/41	11,158,665	0.3
2,072,046	4.500%, due 06/01/41	2,234,583	0.1
664,623	4.500%, due 07/01/41	716,758	0.0
631,741	4.500%, due 07/01/41	681,297	0.0
7,531,354	4.500%, due 08/01/41	8,122,135	0.2
4,401,618	4.500%, due 08/01/41	4,746,894	0.1
914,241	4.500%, due 08/01/41	985,956	0.0
2,795	5.000%, due 12/01/12	2,977	0.0
446,476	5.000%, due 02/01/14	455,390	0.0
1,340	5.000%, due 02/01/14	1,445	0.0
56,669	5.000%, due 10/01/14	61,223	0.0
42,998	5.000%, due 02/01/15	46,412	0.0
71,011	5.000%, due 04/01/16	76,650	0.0
633,691	5.000%, due 01/01/18	686,220	0.0
245,567	5.000%, due 01/01/18	265,923	0.0
561,433	5.000%, due 02/01/18	607,972	0.0
88,098	5.000%, due 04/01/18	95,400	0.0
5,079	5.000%, due 02/01/20	5,501	0.0
7,937	5.000%, due 06/01/21	8,590	0.0
65,691	5.000%, due 11/01/21	71,096	0.0
191,496	5.000%, due 01/01/22	206,831	0.0
9,553	5.000%, due 02/01/22	10,339	0.0
8,982	5.000%, due 04/01/22	9,702	0.0
1,642	5.000%, due 06/01/22	1,766	0.0
175,117	5.000%, due 06/01/22	189,140	0.0
303,230	5.000%, due 06/01/22	327,513	0.0
18,513	5.000%, due 06/01/22	19,996	0.0
271,134	5.000%, due 07/01/22	292,846	0.0
11,994	5.000%, due 07/01/22	12,955	0.0
306,195	5.000%, due 08/01/22	330,715	0.0
76,237	5.000%, due 09/01/22	82,342	0.0
221,683	5.000%, due 12/01/22	239,436	0.0
193,792	5.000%, due 01/01/23	209,311	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

8,197	5.000%, due 01/01/23	8,854	0.0
299,459	5.000%, due 02/01/23	323,113	0.0
6,268	5.000%, due 02/01/23	6,763	0.0
918,353	5.000%, due 02/01/23	990,891	0.0
181,568	5.000%, due 03/01/23	195,910	0.0
202,276	5.000%, due 03/01/23	218,253	0.0
51,383	5.000%, due 03/01/23	55,442	0.0
80,973	5.000%, due 03/01/23	87,369	0.0
7,975	5.000%, due 03/01/23	8,605	0.0
201,185	5.000%, due 04/01/23	217,076	0.0
59,810	5.000%, due 04/01/23	64,535	0.0
194,521	5.000%, due 04/01/23	209,886	0.0
298,340	5.000%, due 04/01/23	321,905	0.0
58,812	5.000%, due 05/01/23	63,458	0.0
29,938	5.000%, due 05/01/23	32,336	0.0
67,089	5.000%, due 05/01/23	72,388	0.0
141,134	5.000%, due 06/01/23	152,282	0.0
145,911	5.000%, due 06/01/23	157,436	0.0
128,922	5.000%, due 06/01/23	139,105	0.0
49,368	5.000%, due 06/01/23	53,322	0.0
231,900	5.000%, due 06/01/23	250,217	0.0
1,722,325	5.000%, due 07/01/23	1,858,366	0.1
773,150	5.000%, due 08/01/23	834,219	0.0
2,487	5.000%, due 09/01/23	2,684	0.0
63,134	5.000%, due 02/01/24	68,121	0.0
693,824	5.000%, due 03/01/24	748,627	0.0
389,395	5.000%, due 04/01/24	420,092	0.0
116,353	5.000%, due 04/01/24	125,525	0.0
308,534	5.000%, due 05/01/24	332,904	0.0
333,495	5.000%, due 06/01/24	359,837	0.0
2,042,434	5.000%, due 08/01/24	2,203,441	0.1
1,007,696	5.000%, due 07/01/33	1,096,700	0.0
211,417	5.000%, due 02/01/34	230,090	0.0
261,621	5.000%, due 11/01/34	284,565	0.0
2,701,303	5.000%, due 06/01/35	2,946,565	0.1
228,371	5.000%, due 08/01/35	247,829	0.0
2,215,299	5.000%, due 09/01/35	2,404,041	0.1
3,113,139	5.000%, due 09/01/35	3,378,376	0.1
1,174,875	5.000%, due 09/01/35	1,274,973	0.0
4,082,768	5.000%, due 10/01/35	4,430,617	0.1
281,075	5.000%, due 10/01/35	305,023	0.0
1,365,403	5.000%, due 01/01/36	1,485,105	0.1
4,456,186	5.000%, due 03/01/36	4,846,873	0.1
3,547,525	5.000%, due 03/01/36	3,858,568	0.1
1,241,473	5.000%, due 04/01/36	1,345,306	0.0
38,073	5.000%, due 05/01/36	41,411	0.0
3,024,871	5.000%, due 05/01/36	3,277,862	0.1
599,261	5.000%, due 06/01/36	651,798	0.0
467,474	5.000%, due 12/01/36	508,457	0.0
1,491,586	5.000%, due 12/01/36	1,618,668	0.1
1,410,543	5.000%, due 07/01/37	1,530,721	0.1
1,869,144	5.000%, due 01/01/38	2,033,067	0.1
2,236,505	5.000%, due 02/01/38	2,427,054	0.1
4,669,477	5.000%, due 02/01/38	5,067,313	0.1
3,216,140	5.000%, due 08/01/38	3,498,114	0.1
915,869	5.000%, due 07/01/40	996,190	0.0
1,674,571	5.000%, due 07/01/40	1,821,430	0.1
11,310,000	5.375%, due 06/12/17	13,724,368	0.4
47,327	5.500%, due 01/01/13	49,724	0.0
143,930	5.500%, due 11/01/13	156,338	0.0
2,160	5.500%, due 12/01/13	2,346	0.0
63,464	5.500%, due 04/01/14	68,787	0.0
70,959	5.500%, due 12/01/14	77,170	0.0
175,318	5.500%, due 04/01/15	190,644	0.0
91,602	5.500%, due 06/01/15	99,610	0.0
184,626	5.500%, due 04/01/16	200,543	0.0
282,924	5.500%, due 11/01/16	307,657	0.0
40,790	5.500%, due 01/01/17	44,332	0.0
100,633	5.500%, due 01/01/17	109,372	0.0
162,208	5.500%, due 02/01/17	176,387	0.0

2,147	5.500%, due 05/01/17	2,335	0.0
107,720	5.500%, due 10/01/17	117,411	0.0
344,099	5.500%, due 11/01/17	373,321	0.0
80,634	5.500%, due 11/01/17	87,291	0.0
33,338	5.500%, due 02/01/18	36,212	0.0
57,789	5.500%, due 09/01/18	63,313	0.0
241,838	5.500%, due 07/01/20	262,839	0.0
6,740	5.500%, due 04/01/21	7,372	0.0
17,639	5.500%, due 10/01/21	19,292	0.0
440,114	5.500%, due 11/01/21	481,359	0.0
37,526	5.500%, due 11/01/21	41,042	0.0
1,501,635	5.500%, due 11/01/21	1,642,359	0.1
751,728	5.500%, due 12/01/21	822,176	0.0
796,274	5.500%, due 12/01/21	870,896	0.0
525,212	5.500%, due 12/01/21	574,432	0.0
145,814	5.500%, due 01/01/22	159,479	0.0
24,627	5.500%, due 01/01/22	26,989	0.0
30,010	5.500%, due 01/01/22	32,823	0.0
219,927	5.500%, due 02/01/22	240,537	0.0
10,899	5.500%, due 04/01/22	11,920	0.0
139,683	5.500%, due 06/01/22	152,774	0.0
145,400	5.500%, due 06/01/22	159,026	0.0
234,295	5.500%, due 07/01/22	256,251	0.0
18,347	5.500%, due 07/01/22	20,066	0.0
3,432	5.500%, due 07/01/22	3,716	0.0
18,187	5.500%, due 08/01/22	19,891	0.0
82,661	5.500%, due 09/01/22	90,407	0.0
244,097	5.500%, due 09/01/22	266,972	0.0
430,316	5.500%, due 11/01/22	470,643	0.0
58,514	5.500%, due 01/01/23	63,997	0.0
61,094	5.500%, due 01/01/23	66,820	0.0
55,140	5.500%, due 02/01/23	60,307	0.0
53,123	5.500%, due 03/01/23	58,102	0.0
27,427	5.500%, due 04/01/23	29,997	0.0
44,200	5.500%, due 06/01/23	48,342	0.0
45,036	5.500%, due 08/01/23	49,256	0.0
135,019	5.500%, due 08/01/23	147,673	0.0
304,049	5.500%, due 08/01/23	332,542	0.0
21,383	5.500%, due 08/01/23	23,386	0.0
250,749	5.500%, due 09/01/23	274,248	0.0
203,567	5.500%, due 10/01/23	222,644	0.0
21,365	5.500%, due 11/01/23	23,368	0.0
27,632	5.500%, due 11/01/23	30,222	0.0
457,092	5.500%, due 11/01/23	499,927	0.0
350,612	5.500%, due 02/01/24	383,470	0.0
16,781	5.500%, due 03/01/24	18,354	0.0
419,880	5.500%, due 07/01/24	460,016	0.0
21,553	5.500%, due 07/01/24	23,411	0.0
880,571	5.500%, due 05/01/25	959,790	0.0
259,771	5.500%, due 08/01/25	282,166	0.0
25,814	5.500%, due 07/01/27	28,227	0.0
5,742	5.500%, due 08/01/27	6,278	0.0
688,795	5.500%, due 03/01/34	756,925	0.0
683,422	5.500%, due 04/01/34	751,020	0.0
333,502	5.500%, due 11/01/34	366,489	0.0
297,379	5.500%, due 12/01/34	326,980	0.0
4,275,587	5.500%, due 02/01/35	4,698,493	0.1
445,277	5.500%, due 05/01/35	488,485	0.0
3,049,480	5.500%, due 09/01/35	3,345,391	0.1
778,270	5.500%, due 09/01/35	853,790	0.0
1,346,262	5.500%, due 04/01/36	1,471,009	0.1
1,021,172	5.500%, due 04/01/36	1,120,263	0.0
213,116	5.500%, due 05/01/36	232,863	0.0
1,014,880	5.500%, due 06/01/36	1,108,920	0.0
1,995,263	5.500%, due 07/01/36	2,192,617	0.1
1,610,423	5.500%, due 11/01/36	1,759,648	0.1
5,989,436	5.500%, due 12/01/36	6,544,426	0.2
2,472,341	5.500%, due 12/01/36	2,712,248	0.1
367,185	5.500%, due 12/01/36	402,815	0.0
677,184	5.500%, due 01/01/37	742,895	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

700,234	5.500%, due 03/01/37	765,119	0.0
7,404,775	5.500%, due 03/01/37	8,081,657	0.2
3,826,256	5.500%, due 03/01/37	4,180,803	0.1
2,791,252	5.500%, due 08/01/37	3,062,106	0.1
50,930	5.500%, due 01/01/38	55,586	0.0
13,291	5.500%, due 01/01/38	14,506	0.0
17,944	5.500%, due 01/01/38	19,584	0.0
212,139	5.500%, due 03/01/38	231,531	0.0
376,660	5.500%, due 05/01/38	411,092	0.0
2,677,539	5.500%, due 06/01/38	2,925,645	0.1
549,817	5.500%, due 06/01/38	600,077	0.0
7,382,766	5.500%, due 09/01/38	8,057,637	0.2
2,779,920	5.500%, due 12/01/38	3,034,037	0.1
826,676	5.500%, due 06/01/39	902,244	0.0
87,278	5.500%, due 04/01/40	96,129	0.0
493,431	5.500%, due 05/01/40	538,536	0.0
1,584,558	5.500%, due 06/01/40	1,729,405	0.1
1,163,090	5.500%, due 06/01/40	1,281,041	0.0
45,025	5.500%, due 07/01/40	49,141	0.0
268,654	6.000%, due 10/01/18	289,608	0.0
46,785	6.000%, due 01/01/34	52,691	0.0
20,716	6.000%, due 07/01/34	23,124	0.0
385,966	6.000%, due 12/01/34	434,681	0.0
294,454	6.000%, due 05/01/35	325,822	0.0
281,275	6.000%, due 01/01/36	311,466	0.0
572,186	6.000%, due 01/01/36	640,651	0.0
206,680	6.000%, due 02/01/36	227,794	0.0
149,979	6.000%, due 03/01/36	165,300	0.0
304,211	6.000%, due 03/01/36	335,288	0.0
123,416	6.000%, due 04/01/36	136,024	0.0
328,919	6.000%, due 04/01/36	362,520	0.0
915,000	6.000%, due 04/18/36	1,070,118	0.0
823,254	6.000%, due 05/01/36	907,353	0.0
5,104	6.000%, due 06/01/36	5,625	0.0
98,326	6.000%, due 08/01/36	108,370	0.0
26,749	6.000%, due 08/01/36	29,482	0.0
311,806	6.000%, due 09/01/36	343,658	0.0
808,985	6.000%, due 09/01/36	891,627	0.0
423,556	6.000%, due 09/01/36	466,825	0.0
690,354	6.000%, due 09/01/36	760,877	0.0
281,039	6.000%, due 10/01/36	309,749	0.0
50,628	6.000%, due 10/01/36	55,832	0.0
438,129	6.000%, due 12/01/36	484,803	0.0
3,086,773	6.000%, due 12/01/36	3,402,777	0.1
126,604	6.000%, due 01/01/37	139,537	0.0
62,571	6.000%, due 02/01/37	69,002	0.0
54,703	6.000%, due 04/01/37	60,331	0.0
994,346	6.000%, due 07/01/37	1,095,924	0.0
65,668	6.000%, due 08/01/37	72,376	0.0
283,603	6.000%, due 08/01/37	312,575	0.0
107,323	6.000%, due 08/01/37	117,801	0.0
54,461	6.000%, due 08/01/37	60,024	0.0
243,732	6.000%, due 09/01/37	268,631	0.0
17,084	6.000%, due 09/01/37	18,829	0.0
201,773	6.000%, due 09/01/37	222,385	0.0
11,270	6.000%, due 09/01/37	12,421	0.0
62,780	6.000%, due 09/01/37	69,193	0.0
176,773	6.000%, due 09/01/37	194,831	0.0
619,464	6.000%, due 09/01/37	682,746	0.0
6,316	6.000%, due 10/01/37	6,961	0.0
26,852	6.000%, due 10/01/37	29,595	0.0
38,643	6.000%, due 10/01/37	42,759	0.0
22,443	6.000%, due 10/01/37	24,736	0.0
263,868	6.000%, due 11/01/37	290,823	0.0
389,227	6.000%, due 11/01/37	428,988	0.0
448,365	6.000%, due 11/01/37	494,167	0.0
648,211	6.000%, due 11/01/37	714,429	0.0
54,637	6.000%, due 11/01/37	60,219	0.0
233,541	6.000%, due 11/01/37	257,399	0.0
80,747	6.000%, due 11/01/37	88,995	0.0

74,185	6.000%, due 12/01/37	81,763	0.0
933,152	6.000%, due 12/01/37	1,024,250	0.0
362,455	6.000%, due 12/01/37	399,481	0.0
118,924	6.000%, due 12/01/37	131,072	0.0
1,217,815	6.000%, due 12/01/37	1,342,221	0.0
256,014	6.000%, due 01/01/38	282,327	0.0
15,021	6.000%, due 01/01/38	16,555	0.0
368,988	6.000%, due 01/01/38	406,682	0.0
293,993	6.000%, due 01/01/38	322,694	0.0
41,748	6.000%, due 02/01/38	45,921	0.0
327,160	6.000%, due 02/01/38	360,786	0.0
1,336,737	6.000%, due 02/01/38	1,470,367	0.1
420,196	6.000%, due 03/01/38	462,201	0.0
73,518	6.000%, due 03/01/38	80,867	0.0
265,054	6.000%, due 04/01/38	291,551	0.0
3,545,477	6.000%, due 04/01/38	3,907,665	0.1
314,839	6.000%, due 05/01/38	346,313	0.0
396,893	6.000%, due 05/01/38	436,570	0.0
34,727	6.000%, due 06/01/38	38,198	0.0
717,111	6.000%, due 07/01/38	788,799	0.0
199,374	6.000%, due 07/01/38	219,305	0.0
32,190	6.000%, due 08/01/38	35,570	0.0
12,955	6.000%, due 08/01/38	14,250	0.0
1,778,726	6.000%, due 08/01/38	1,956,541	0.1
407,645	6.000%, due 09/01/38	448,396	0.0
1,114,570	6.000%, due 09/01/38	1,225,991	0.0
110,569	6.000%, due 09/01/38	122,451	0.0
16,618	6.000%, due 09/01/38	18,241	0.0
832,503	6.000%, due 10/01/38	915,727	0.0
988,709	6.000%, due 10/01/38	1,087,548	0.0
74,677	6.000%, due 10/01/38	82,142	0.0
703,710	6.000%, due 10/01/38	776,038	0.0
93,480	6.000%, due 10/01/38	102,825	0.0
75,663	6.000%, due 05/01/39	83,227	0.0
7,909,077	6.000%, due 10/01/39	8,717,029	0.2
227,990	6.000%, due 11/01/39	250,781	0.0
335	6.500%, due 02/01/18	377	0.0
40,811	6.500%, due 04/01/28	46,708	0.0
2,139	6.500%, due 04/01/30	2,459	0.0
7,646	6.500%, due 02/01/32	8,753	0.0
104,293	6.500%, due 08/01/32	119,396	0.0
129,269	6.500%, due 02/01/34	148,005	0.0
40,051	6.500%, due 11/01/34	45,638	0.0
106,926	6.500%, due 01/01/36	121,530	0.0
297,532	6.500%, due 03/01/36	335,969	0.0
668,753	6.500%, due 04/01/36	755,147	0.0
17,878	6.500%, due 05/01/36	20,316	0.0
42,448	6.500%, due 06/01/36	47,931	0.0
195,172	6.500%, due 07/01/36	220,386	0.0
837,102	6.500%, due 07/01/36	945,245	0.0
13,561	6.500%, due 07/01/36	15,312	0.0
1,057,867	6.500%, due 07/01/36	1,194,529	0.0
220,720	6.500%, due 07/01/36	249,234	0.0
27,133	6.500%, due 07/01/36	30,805	0.0
13,882	6.500%, due 08/01/36	15,676	0.0
12,788	6.500%, due 08/01/36	14,532	0.0
139,542	6.500%, due 09/01/36	157,569	0.0
24,768	6.500%, due 09/01/36	28,224	0.0
1,217,789	6.500%, due 09/01/36	1,375,111	0.0
11,592	6.500%, due 09/01/36	13,090	0.0
6,013	6.500%, due 11/01/36	6,790	0.0
18,729	6.500%, due 11/01/36	21,149	0.0
40,436	6.500%, due 11/01/36	45,659	0.0
26,916	6.500%, due 12/01/36	30,393	0.0
15,750	6.500%, due 12/01/36	17,906	0.0
14,737	6.500%, due 12/01/36	16,641	0.0
185,785	6.500%, due 01/01/37	209,786	0.0
269,828	6.500%, due 01/01/37	304,686	0.0
6,248	6.500%, due 01/01/37	7,055	0.0
288,292	6.500%, due 01/01/37	325,535	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

244,545	6.500%, due 02/01/37	276,137	0.0
622,882	6.500%, due 03/01/37	703,349	0.0
3,424	6.500%, due 03/01/37	3,867	0.0
607,924	6.500%, due 03/01/37	686,459	0.0
88,950	6.500%, due 03/01/37	100,442	0.0
145,228	6.500%, due 03/01/37	163,989	0.0
38,468	6.500%, due 04/01/37	43,438	0.0
9,564	6.500%, due 04/01/37	10,800	0.0
277,481	6.500%, due 04/01/37	315,168	0.0
11,093	6.500%, due 07/01/37	12,526	0.0
26,280	6.500%, due 08/01/37	29,675	0.0
3,469	6.500%, due 08/01/37	3,937	0.0
46,820	6.500%, due 08/01/37	52,869	0.0
72,578	6.500%, due 08/01/37	81,954	0.0
589,431	6.500%, due 09/01/37	665,578	0.0
17,715	6.500%, due 09/01/37	20,004	0.0
204,045	6.500%, due 09/01/37	230,405	0.0
17,355	6.500%, due 09/01/37	19,597	0.0
4,539	6.500%, due 09/01/37	5,125	0.0
2,038,878	6.500%, due 09/01/37	2,302,274	0.1
94,564	6.500%, due 09/01/37	106,780	0.0
21,032	6.500%, due 09/01/37	23,749	0.0
53,686	6.500%, due 09/01/37	60,622	0.0
4,649	6.500%, due 09/01/37	5,250	0.0
28,236	6.500%, due 10/01/37	31,884	0.0
533,636	6.500%, due 10/01/37	602,574	0.0
157,249	6.500%, due 10/01/37	177,563	0.0
17,051	6.500%, due 10/01/37	19,254	0.0
39,383	6.500%, due 10/01/37	44,470	0.0
708,673	6.500%, due 11/01/37	800,224	0.0
25,699	6.500%, due 12/01/37	29,019	0.0
7,484	6.500%, due 12/01/37	8,478	0.0
1,396,411	6.500%, due 12/01/37	1,576,809	0.1
273,200	6.500%, due 12/01/37	308,493	0.0
7,815	6.500%, due 12/01/37	8,824	0.0
146,457	6.500%, due 12/01/37	165,377	0.0
4,073	6.500%, due 12/01/37	4,599	0.0
14,204	6.500%, due 12/01/37	16,038	0.0
7,090	6.500%, due 01/01/38	7,991	0.0
182,251	6.500%, due 01/01/38	205,796	0.0
15,724	6.500%, due 01/01/38	17,755	0.0
278,640	6.500%, due 01/01/38	314,637	0.0
1,028,354	6.500%, due 02/01/38	1,158,954	0.0
562,142	6.500%, due 03/01/38	633,533	0.0
537,778	6.500%, due 04/01/38	607,252	0.0
24,891	6.500%, due 05/01/38	28,114	0.0
1,781	6.500%, due 06/01/38	2,016	0.0
493,078	6.500%, due 08/01/38	555,698	0.0
1,070,239	6.500%, due 08/01/38	1,206,159	0.0
1,765,435	6.500%, due 08/01/38	1,989,643	0.1
122,264	6.500%, due 09/01/38	138,097	0.0
334,296	6.500%, due 09/01/38	376,752	0.0
117,657	6.500%, due 09/01/38	133,096	0.0
13,333	6.500%, due 09/01/38	15,114	0.0
257,794	6.500%, due 10/01/38	291,097	0.0
462,330	6.500%, due 10/01/38	521,045	0.0
48,579	6.500%, due 10/01/38	55,037	0.0
506,713	6.500%, due 10/01/38	572,173	0.0
457,650	6.500%, due 11/01/38	515,771	0.0
257,705	6.500%, due 01/01/39	291,963	0.0
14,898	6.500%, due 01/01/39	16,823	0.0
227,234	6.500%, due 03/01/39	256,092	0.0
33,739	6.500%, due 08/01/39	37,993	0.0
18,424	6.500%, due 09/01/39	20,746	0.0
805,000	6.625%, due 11/15/30	1,226,675	0.0
3,430,000	7.125%, due 01/15/30	5,398,374	0.2
1,560,000	7.250%, due 05/15/30	2,501,054	0.1

		661,037,513	17.1

		Government National Mortgage Association: 7.1%
4,835,755		3.500%, due 10/20/41	5,177,227	0.1
3,032,036		3.500%, due 01/20/42	3,246,140	0.1
26,000,000	W	3.500%, due 03/15/42	27,653,436	0.7
3,197,538		4.000%, due 12/20/40	3,499,770	0.1
11,000,000	W	4.000%, due 03/15/41	11,947,031	0.3
17,440,585		4.000%, due 12/20/41	19,105,427	0.5
12,299,162		4.000%, due 01/20/42	13,473,215	0.4
6,040,978		4.500%, due 07/20/40	6,676,813	0.2
6,201,713		4.500%, due 02/20/41	6,851,155	0.2
7,516,836		4.500%, due 05/20/41	8,303,997	0.2
7,924,999		4.500%, due 06/20/41	8,729,544	0.2
15,091,322		4.500%, due 07/20/41	16,623,390	0.4
8,690,575		4.500%, due 09/20/41	9,600,650	0.3
14,919,259		4.500%, due 10/20/41	16,481,600	0.4
14,180,814		4.500%, due 12/20/41	15,665,825	0.4
91,350		5.000%, due 10/15/37	100,707	0.0
14,357		5.000%, due 04/15/38	15,808	0.0
8,377,196		5.000%, due 02/15/39	9,232,880	0.2
676,961		5.000%, due 03/15/39	746,108	0.0
504,242		5.000%, due 08/15/39	555,747	0.0
7,337,973		5.000%, due 09/15/39	8,087,506	0.2
5,496,896		5.000%, due 09/15/39	6,058,373	0.2
5,203,470		5.000%, due 02/15/40	5,745,544	0.2
5,120,111		5.000%, due 04/15/40	5,650,462	0.2
7,824,117		5.000%, due 06/15/40	8,639,200	0.2
533,853		5.000%, due 07/15/40	589,468	0.0
3,850,486		5.000%, due 08/15/40	4,251,613	0.1
5,236,874		5.000%, due 04/15/42	5,777,519	0.2
6,699,162		5.000%, due 04/20/42	7,405,678	0.2
247,464		5.500%, due 09/15/33	276,424	0.0
334,442		5.500%, due 07/20/38	371,543	0.0
3,374,514		5.500%, due 09/20/39	3,732,384	0.1
181,745		5.500%, due 10/20/39	201,906	0.0
5,758,923		5.500%, due 11/20/39	6,369,763	0.2
98,653		5.500%, due 11/20/39	109,597	0.0
71,784		5.500%, due 12/20/40	79,732	0.0
185,351		5.500%, due 01/20/41	206,144	0.0
674,020		5.500%, due 03/20/41	748,791	0.0
2,285,021		5.500%, due 04/20/41	2,538,503	0.1
3,957,011		5.500%, due 05/20/41	4,395,970	0.1
3,649,692		5.500%, due 06/20/41	4,054,560	0.1
142,614		6.000%, due 10/15/36	160,294	0.0
370,995		6.000%, due 08/15/37	416,990	0.0
423,511		6.000%, due 11/15/37	476,017	0.0
69,391		6.000%, due 12/15/37	77,994	0.0
366,234		6.000%, due 01/15/38	411,638	0.0
336,548		6.000%, due 01/15/38	378,272	0.0
1,006,906		6.000%, due 02/15/38	1,131,739	0.0
7,231		6.000%, due 02/15/38	8,128	0.0
201,950		6.000%, due 02/15/38	227,394	0.0
11,368		6.000%, due 04/15/38	12,777	0.0
2,156,188		6.000%, due 05/15/38	2,423,504	0.1
1,145,215		6.000%, due 05/15/38	1,287,194	0.0
317,304		6.000%, due 07/15/38	356,642	0.0
434,336		6.000%, due 09/15/38	488,183	0.0
579,843		6.000%, due 11/15/38	651,729	0.0
5,039,780		6.000%, due 08/20/40	5,667,362	0.2
43,336		7.000%, due 12/15/37	51,030	0.0

			273,204,037	7.1

		Other U.S. Agency Obligations: 0.2%
75,000		5.125%, due 08/25/16	87,120	0.0
10,000		6.150%, due 01/15/38	14,551	0.0

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

5,000,000	7.125%, due 05/01/30	7,762,240	0.2

		7,863,911	0.2

	Total U.S. Government Agency Obligations
	(Cost $1,307,439,134)	1,339,900,138	34.7

FOREIGN GOVERNMENT BONDS: 1.6%
600,000	Federal Republic of Brazil, 5.625%, 01/07/41	738,900	0.0

1,950,000	Colombia Government International Bond, 7.375%, 09/18/37	2,894,775	0.1

10,010,000	Brazil Government International Bond, 6.000%, 01/17/17	11,816,805	0.3

3,700,000	Japan Finance Corp., 2.500%, 05/18/16	3,914,030	0.1

2,000,000	Mexico Government International Bond, 6.750%, 09/27/34	2,740,000	0.1

1,460,000	Panama Government International Bond, 8.875%, 09/30/27	2,273,950	0.1

4,000,000	Peru Government International Bond, 6.550%, 03/14/37	5,464,000	0.1

2,705,000	Poland Government International Bond, 5.125%, 04/21/21	2,997,140	0.1

13,308,000	Province of Ontario Canada, 4.400%, 04/14/20	15,506,255	0.4

7,395,000	Republic of Italy, 4.500%, 01/21/15	7,461,378	0.2

155,000	Peruvian Government International Bond, 7.125%, 03/30/19	199,950	0.0

3,140,000	South Africa Government Bond, 5.500%, 03/09/20	3,634,550	0.1

	Total Foreign Government Bonds
	(Cost $56,822,951)	59,641,733	1.6

	Total Long-Term Investments
	(Cost $3,734,263,644)	3,882,939,396	100.6

SHORT-TERM INVESTMENTS: 3.1%
		Commercial Paper: 2.9%
3,350,000	Daimler, 0.990%, 03/15/13	3,326,349	0.1

20,000,000	Florida Power, 0.470%, 07/17/12	19,995,599	0.5

5,000,000	Hewlett Packard, 2.250%, 08/10/12	4,997,267	0.1

7,600,000	Pacific Gas & Electric, 0.410%, 07/26/12	7,597,750	0.2

12,000,000	Verizon Global Funding, 0.330%, 07/24/12	11,997,360	0.3

8,500,000	Vodafone, 0.830%, 12/20/12	8,466,340	0.2
10,000,000	Vodafone, 0.960%, 12/28/12	9,957,300	0.3

15,200,000	Volkswagon, 0.420%, 07/26/12	15,195,390	0.4

1,000,000	Weatherford, 0.300%, 07/16/12	999,830	0.0
18,685,000	Weatherford, 0.340%, 07/23/12	18,680,889	0.5

10,250,000	Westpac Securities NZ Ltd., 0.720%, 03/08/13	10,212,792	0.3

		111,426,866	2.9

		Certificates of Deposit: 0.1%
3,400,000	Rabobank, 0.610%, 08/02/12 (Cost $3,401,269)	3,401,269	0.1

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.1%
4,081,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,081,000)	4,081,000	0.1

	Total Short-Term Investments
	(Cost $118,883,989)	118,909,135	3.1

	Total Investments in Securities
	(Cost $3,853,147,633)	$4,001,848,531	103.7
	Liabilities in Excess of Other Assets	(142,464,827)	(3.7)

	Net Assets	$3,859,383,704	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
W	Settlement is on a when-issued or delayed-delivery basis.

Cost for federal income tax purposes is $3,853,964,079.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$150,644,819
Gross Unrealized Depreciation	(2,760,367)

Net Unrealized Appreciation	$147,884,452

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$919,042,763	$–	$919,042,763
Collateralized Mortgage Obligations	–	72,630,117	–	72,630,117
Municipal Bonds	–	36,389,766	–	36,389,766
Other Bonds	–	1,745,614	–	1,745,614
Short-Term Investments	4,081,000	114,828,135	–	118,909,135
U.S. Treasury Obligations	–	1,461,367,533	–	1,461,367,533
Foreign Government Bonds	–	44,135,478	–	44,135,478
U.S. Government Agency Obligations	–	1,339,900,138	–	1,339,900,138
Asset-Backed Securities	–	7,727,987	–	7,727,987

Total Investments, at fair value	$4,081,000	$3,997,767,531	$–	$4,001,848,531

Other Financial Instruments+
Futures	486,142	–	–	486,142

Total Assets	$4,567,142	$3,997,767,531	$–	$4,002,334,673

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING U.S. Bond Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Short Contracts
U.S. Treasury Long Bond	(192)	09/19/12	$ (28,410,000)	$ 320,520
U.S. Treasury Ultra Long Bond	(51)	09/19/12	(8,509,031)	165,622

			$ (36,919,031)	$ 486,142

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Net Assets- Unrealized appreciation*	$486,142

Total Asset Derivatives		$486,142

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$104,023

Total	$104,023

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$486,142

Total	$486,142

See Accompanying Notes to Financial Statements

ING WisdomTreeSM Global	SUMMARY PORTFOLIO OF INVESTMENTS
High-Yielding Equity Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Consumer Discretionary: 3.2%
22,873	Arcelik A/S	115,749	0.1

1,793	Axel Springer AG	77,035	0.0

7,798	Bayerische Motoren Werke AG	564,326	0.3

16,508	British Sky Broadcasting PLC	179,968	0.1

4,000	Cablevision Systems Corp.	53,160	0.0

2,626	Cie Generale des Etablissements Michelin	171,810	0.1

15,416	Crown Ltd.	134,810	0.1

21,485	DaimlerChrysler AG	965,525	0.5

5,257	Electrolux AB	104,617	0.1

1,253	Eutelsat Communications	38,545	0.0

16,415	Ford Otomotiv Sanayi A/S	149,004	0.1

4,600	H&R Block, Inc.	73,508	0.1

23,096	Harvey Norman Holdings Ltd.	46,440	0.0

23,301	Hennes & Mauritz AB	836,365	0.5

3,000	Jardine Cycle & Carriage Ltd.	110,568	0.1

3,827	Lagardere SCA	106,826	0.1

4,300	Leggett & Platt, Inc.	90,859	0.1

26,081	Marks & Spencer Group PLC	133,003	0.1

2,528	Nokian Renkaat OYJ	96,032	0.0

12,733	Pearson PLC	252,644	0.1

13,009	Reed Elsevier NV	148,413	0.1

19,900	Reed Elsevier PLC	159,501	0.1

1,700	Sankyo Co., Ltd.	82,959	0.0

3,800	Shaw Communications, Inc. - Class B	71,812	0.0

46,000	Singapore Press Holdings Ltd.	142,101	0.1

53,074	Tattersall’s Ltd.	143,019	0.1

10,400	Thomson Reuters Corp.	295,932	0.2

21,384	TUI Travel PLC	56,849	0.0

6,382	Wolters Kluwer NV	101,472	0.1

		5,502,852	3.2

	Consumer Staples: 5.8%
32,950	Altria Group, Inc.	1,138,423	0.6

24,500	Astra Agro Lestari Tbk PT	52,914	0.0

7,400	Avon Products, Inc.	119,954	0.1

7,400	British American Tobacco Malaysia Bhd	131,048	0.1

28,037	British American Tobacco PLC	1,425,397	0.8

15,372	Carrefour S.A.	283,851	0.2

2,193	Casino Guichard Perrachon S.A.	192,762	0.1

13,583	Coca-Cola Amatil Ltd.	186,663	0.1

3,800	ConAgra Foods, Inc.	98,534	0.0

1,516	Delhaize Group	55,534	0.0

38,300	Grupo Modelo S.A.	338,793	0.2

15,111	Imperial Tobacco Group PLC	582,199	0.3

30,345		J Sainsbury PLC	143,415	0.1

11,509		Koninklijke Ahold NV	142,566	0.1

2,467		KT&G Corp.	174,899	0.1

10,100	@	Kuala Lumpur Kepong BHD	73,393	0.0

2,400		Lorillard, Inc.	316,680	0.2

19,643		Metcash Ltd.	68,050	0.0

5,530		Metro AG	161,256	0.1

7,500		Natura Cosmeticos S.A.	172,890	0.1

20,825		Parmalat S.p.A.	39,492	0.0

9,469		Reckitt Benckiser PLC	500,501	0.3

10,500		Reynolds American, Inc.	471,135	0.3

900		Safeway, Inc.	16,335	0.0

2,400		Shiseido Co., Ltd.	37,871	0.0

4,900		Sysco Corp.	146,069	0.1

10,896		Tate & Lyle PLC	110,659	0.1

124,996		Tesco PLC	607,457	0.4

18,202		Unilever PLC	611,108	0.4

25,241		Wesfarmers Ltd.	776,959	0.5

35,389		WM Morrison Supermarkets PLC	147,670	0.1

26,692		Woolworths Ltd.	734,781	0.4

			10,059,258	5.8

		Energy: 12.7%
6,034		Aker Kvaerner ASA	85,619	0.0

6,800		ARC Resources Ltd.	152,952	0.1

2,200		Baytex Energy Corp.	92,681	0.1

6,200		Bonavista Energy Corp.	96,949	0.1

299,961		BP PLC	2,003,194	1.2

6,993		Caltex Australia Ltd.	97,670	0.1

11,300		Canadian Oil Sands Ltd.	218,874	0.1

252,000		China Petroleum & Chemical Corp.	225,219	0.1

50,000		China Shenhua Energy Co., Ltd.	176,915	0.1

516,000		CNOOC Ltd.	1,040,318	0.6

19,800		ConocoPhillips	1,106,424	0.6

5,700		Cresent Point Energy Corp.	212,749	0.1

2,500		Diamond Offshore Drilling	147,825	0.1

9,000		EnCana Corp.	187,408	0.1

9,500		Enerplus Corp.	122,051	0.1

83,099		ENI S.p.A.	1,765,455	1.0

3,755		Exxaro Resources Ltd.	87,685	0.0

139,000		Formosa Petrochemical Corp.	378,606	0.2

215,000		Gazprom OAO ADR	2,027,450	1.2

14,700		Husky Energy, Inc.	367,464	0.2

40,500		Indo Tambangraya Megah PT	156,837	0.1

33,800		JX Holdings, Inc.	174,206	0.1

11,400		Lukoil OAO ADR	635,550	0.4

17,000		OAO Gazprom ADR ADR	390,150	0.2

5,632		OMV AG	177,125	0.1

14,833		Origin Energy Ltd.	186,806	0.1

3,370		Pembina Pipeline Corp.	86,128	0.0

15,501		Pengrowth Energy Corp.	98,356	0.1

12,813		Penn West Petroleum Ltd.	171,914	0.1

5,000		PetroBakken Energy Ltd.	60,358	0.0

252,000		PetroChina Co., Ltd.	326,154	0.2

95,900		Petroleo Brasileiro SA	897,645	0.5

See Accompanying Notes to Financial Statements

ING WisdomTreeSM Global	SUMMARY PORTFOLIO OF INVESTMENTS
High-Yielding Equity Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

6,200		Petronas Dagangan BHD	41,367	0.0

35,200		PTT PCL	360,578	0.2

32,295		Repsol YPF S.A.	519,147	0.3

48,112		Royal Dutch Shell PLC - Class B	1,680,246	1.0

8,048		Sasol Ltd.	339,483	0.2

1,905		S-Oil Corp.	153,617	0.1

8,700		Spectra Energy Corp.	252,822	0.1

48,971		Statoil ASA	1,167,886	0.7

34,400		Thai Oil PCL	62,940	0.0

10,000		TonenGeneral Sekiyu KK	88,917	0.1

48,552		Total S.A.	2,185,278	1.3

10,024		TransCanada Corp.	420,120	0.2

8,771		Tupras Turkiye Petrol Rafine	188,139	0.1

2,800		Veresen, Inc.	33,250	0.0

2,100		Vermilion Energy, Inc.	94,821	0.1

10,368		Woodside Petroleum Ltd.	332,253	0.2

4,849		WorleyParsons Ltd.	125,913	0.1

52,000		Yanzhou Coal Mining Co., Ltd.	81,946	0.0

			22,083,460	12.7

		Financials: 24.8%
27,596		Aberdeen Asset Management PLC	112,398	0.1

11,334		ABSA Group Ltd.	196,362	0.1

6,278		Admiral Group PLC	117,111	0.1

24,028		African Bank Investments Ltd.	106,946	0.1

57,633		Ageas	114,452	0.1

8,369		Allianz AG	841,797	0.5

18,964		Amlin PLC	105,278	0.1

69,187		AMP Ltd.	275,317	0.2

20,000		Aozora Bank Ltd.	47,628	0.0

3,300		Ares Capital Corp.	52,668	0.0

16,987		Ashmore Group PLC	92,925	0.0

5,728		ASX Ltd.	175,826	0.1

78,110		Australia & New Zealand Banking Group Ltd.	1,779,353	1.0

93,559		Aviva PLC	400,614	0.2

51,616		AXA S.A.	690,041	0.4

1,076		Baloise Holding AG	71,087	0.0

1,510,839		Banco de Chile	212,076	0.1

73,700		Banco do Brasil S.A.	713,699	0.4

16,510		Banco Popular Espanol S.A.	37,345	0.0

60,000		Banco Santander Brasil S.A.	459,447	0.3

1,655	@	Bank Handlowy w Warszawie	40,219	0.0

1,347	@	Bank of Austria - Escrow	–	–

1,625,800		Bank of China Ltd.	624,511	0.4

9,347		Bank of Montreal	516,513	0.3

13,700		Bank of Nova Scotia	709,693	0.4

3,705		Bank Pekao S.A.	169,001	0.1

133,241		Barclays PLC	340,464	0.2

63,542		Banco Bilbao Vizcaya Argentaria S.A.	453,777	0.3

7,375		Bendigo Bank Ltd.	56,360	0.0

36,400		BM&F Bovespa S.A.	183,586	0.1

16,402		BNP Paribas	632,376	0.4

174,000		BOC Hong Kong Holdings Ltd.	535,651	0.3

14,859		British Land Co. PLC	118,983	0.1

1,854	@	CaixaBank	6,009	0.0

6,800		Canadian Imperial Bank of Commerce	478,558	0.3

287,000		China Citic Bank	148,355	0.1

3,575,000		China Construction Bank	2,469,876	1.4

325,245		China Development Financial Holding Corp.	77,602	0.0

76,000		Chinatrust Financial Holding Co., Ltd.	43,871	0.0

149,000		Chongqing Rural Commercial Bank	60,806	0.0

35,000		Sumitomo Mitsui Trust Holdings, Inc.	104,602	0.1

6,200		CI Financial Corp.	134,462	0.1

3,600		Cincinnati Financial Corp.	137,052	0.1

13,935	@	CNP Assurances	170,202	0.1

44,679		Commonwealth Bank of Australia	2,446,830	1.4

7,907,406		Corpbanca	99,642	0.1

74,310		CaixaBank	241,940	0.1

1,600		Daito Trust Construction Co., Ltd.	151,667	0.1

26,000		DBS Group Holdings Ltd.	287,188	0.2

3,286		Delta Lloyd NV	45,697	0.0

4,179		Deutsche Boerse AG	225,462	0.1

7,500		Duke Realty Corp.	109,800	0.1

977		Euler Hermes SA	63,234	0.0

14,817		Gjensidige Forsikring ASA	172,635	0.1

18,450		Great-West Lifeco, Inc.	399,952	0.2

86,000		Guangzhou R&F Properties Co., Ltd.	114,518	0.1

8,853		Hammerson PLC	61,485	0.0

31,800		Hang Seng Bank Ltd.	437,186	0.2

2,714		Hannover Rueckversicheru - Reg	161,669	0.1

3,511		Hargreaves Lansdown PLC	29,153	0.0

7,300		HCP, Inc.	322,295	0.2

3,100		Health Care Real Estate Investment Trust, Inc.	180,730	0.1

11,500		Hong Kong Exchanges and Clearing Ltd.	165,471	0.1

3,800		Hospitality Properties Trust	94,126	0.1

294,455		HSBC Holdings PLC	2,594,683	1.5

13,300		Hudson City Bancorp., Inc.	84,721	0.0

14,717		ICAP PLC	77,900	0.0

4,950		IGM Financial, Inc.	194,674	0.1

1,410,000		Industrial and Commercial Bank of China Ltd.	790,430	0.5

6,930		Industrial Bank Of Korea	78,094	0.0

47,723		Insurance Australia Group	171,164	0.1

234,502		Intesa Sanpaolo S.p.A.	333,755	0.2

1,362		Investor AB	25,078	0.0

35,000		Keppel Land Ltd.	90,068	0.0

4,900		Kimco Realty Corp.	93,247	0.1

901		Kinnevik Investment AB	18,085	0.0

4,496		Klepierre	147,756	0.1

842		Komercni Banka AS	146,888	0.1

See Accompanying Notes to Financial Statements

ING WisdomTreeSM Global	SUMMARY PORTFOLIO OF INVESTMENTS
High-Yielding Equity Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

120,400	Krung Thai Bank PCL	61,598	0.0

126,378	Legal & General Group PLC	252,663	0.1

14,537	Lend Lease Corp., Ltd.	108,113	0.1

3,500	Liberty Property Trust	128,940	0.1

2,200	Macerich Co.	129,910	0.1

7,641	Macquarie Group Ltd.	206,337	0.1

203,000	Malayan Banking BHD	558,337	0.3

83,486	Man Group PLC	99,897	0.1

25,300	Manulife Financial Corp.	275,589	0.2

74,459	Corp. Mapfre S.A.	151,476	0.1

9,335	Mediobanca S.p.A.	41,168	0.0

212,660	Mega Financial Holdings Co., Ltd.	157,770	0.1

6,600	Mitsui Sumitomo Insurance Group Holdings, Inc.	115,469	0.1

392,400	Mizuho Financial Group, Inc.	662,860	0.4

47,333	MMI Holdings Ltd	104,392	0.1

3,791	Muenchener Rueckversicherungs AG	534,927	0.3

75,314	National Australia Bank Ltd.	1,834,468	1.1

1,400	National Bank Of Canada	100,067	0.1

55,116	Natixis	148,464	0.1

77,000	New World Development Ltd.	90,733	0.0

12,950	New York Community Bancorp., Inc.	162,264	0.1

8,050	NKSJ Holdings, Inc.	171,367	0.1

53,574	Nordea Bank AB	461,697	0.3

3,100	NYSE Euronext	79,298	0.0

45,585	Old Mutual PLC	108,413	0.1

9,800	Old Republic International Corp.	81,242	0.0

3,100	Omega Healthcare Investors, Inc.	69,750	0.0

7,500	People’s United Financial, Inc.	87,075	0.0

2,600	Piedmont Office Realty Trust, Inc.	44,746	0.0

26,883	Platinum Asset Management Ltd.	108,041	0.1

3,600	Plum Creek Timber Co., Inc.	142,920	0.1

3,125	Pohjola Bank PLC	36,468	0.0

8,700	Power Corp. of Canada	204,404	0.1

13,600	Power Financial Corp.	339,967	0.2

21,523	Powszechna Kasa Oszczednosci Bank Polski S.A.	224,276	0.1

3,400	Principal Financial Group, Inc.	89,182	0.0

35,877	Prudential PLC	415,993	0.2

1,600	Powszechny Zaklad Ubezpieczen SA	160,896	0.1

28,883	QBE Insurance Group Ltd.	399,184	0.2

2,471	Raiffeisen International Bank Holding AG	80,901	0.0

7,995	Ratos AB	75,916	0.0

2,900	Realty Income Corp.	121,133	0.1

2,200	Regency Centers Corp.	104,654	0.1

37,700	Resona Holdings, Inc.	155,308	0.1

6,348	RioCan Real Estate Investment Trust	172,713	0.1

19,156	Royal Bank of Canada	981,413	0.6

105,145	Royal & Sun Alliance Insurance Group	178,492	0.1

11,880	Sampo OYJ	308,226	0.2

36,205	Sanlam Ltd.	158,963	0.1

6,062	Scor S.A.	146,958	0.1

23,291	Segro PLC	79,352	0.0

4,000	Senior Housing Properties Trust	89,280	0.0

23,000	Singapore Exchange Ltd.	115,548	0.1

64,000	Sino Land Co.	97,182	0.1

28,625	Skandinaviska Enskilda Banken AB	185,904	0.1

21,395	Standard Bank Group Ltd.	290,030	0.2

28,713	Standard Chartered PLC	623,730	0.4

55,520	Standard Life PLC	203,282	0.1

20,600	Sumitomo Mitsui Financial Group, Inc.	680,520	0.4

28,000	Sun Hung Kai Properties Ltd.	332,891	0.2

10,900	Sun Life Financial, Inc.	237,143	0.1

33,377	Suncorp-Metway Ltd.	278,901	0.2

10,251	Svenska Handelsbanken AB	337,010	0.2

15,499	Swedbank AB	244,171	0.1

813	Vienna Insurance Group	32,865	0.0

101,919	Westpac Banking Corp.	2,225,527	1.3

		43,160,496	24.8

	Health Care: 8.9%
6,100	Astellas Pharma, Inc.	266,196	0.2

28,890	AstraZeneca PLC	1,291,023	0.8

21,400	Bristol-Myers Squibb Co.	769,330	0.4

703	Cochlear Ltd.	47,743	0.0

12,400	Daiichi Sankyo Co., Ltd.	209,087	0.1

4,500	Eisai Co., Ltd.	197,059	0.1

18,350	Eli Lilly & Co.	787,398	0.5

87,487	GlaxoSmithKline PLC	1,987,178	1.1

41,500	Merck & Co., Inc.	1,732,625	1.0

37,996	Novartis AG	2,124,407	1.2

93,900	Pfizer, Inc.	2,159,700	1.2

9,478	Roche Holding AG - Genusschein	1,637,163	0.9

20,509	Sanofi-Aventis	1,552,552	0.9

1,300	Shionogi & Co., Ltd.	17,676	0.0

5,727	Sonic Healthcare Ltd.	74,904	0.1

13,500	Takeda Pharmaceutical Co., Ltd.	612,925	0.4

		15,466,966	8.9

	Industrials: 6.3%
12,465	Abertis Infraestructuras S.A.	168,460	0.1

14,267	ACS Actividades de Construccion y Servicios S.A.	305,608	0.2

21,000	Asahi Glass Co., Ltd.	141,670	0.1

16,428	Altantia S.p.A.	209,680	0.1

79,660	BAE Systems PLC	361,148	0.2

8,490	Balfour Beatty PLC	39,698	0.0

8,244	Bouygues S.A.	221,217	0.1

28,170	Brambles Ltd.	178,663	0.1

See Accompanying Notes to Financial Statements

ING WisdomTreeSM Global	SUMMARY PORTFOLIO OF INVESTMENTS
High-Yielding Equity Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

65,000	Cathay Pacific Airways Ltd.	105,380	0.1

46,000	China Merchants Holdings International Co., Ltd.	140,726	0.1

8,225	Cie de Saint-Gobain	303,908	0.2

67,000	Citic Pacific Ltd.	102,261	0.1

12,000	Dai Nippon Printing Co., Ltd.	94,007	0.1

22,815	Deutsche Post AG	403,677	0.2

87,000	Far Eastern New Century Corp.	92,524	0.1

13,170	Ferrovial SA	148,526	0.1

26,000	Hopewell Holdings	74,433	0.0

166,000	Hutchison Port Holdings Trust	117,860	0.1

3,280	IMI PLC	42,850	0.0

1,100	Iron Mountain, Inc.	36,256	0.0

25,700	Itochu Corp.	270,124	0.2

27,900	Keppel Corp., Ltd.	228,571	0.1

2,588	Koninklijke Boskalis Westminster NV	85,399	0.0

1,054	Kuehne & Nagel International AG	111,664	0.1

2,818	Legrand S.A.	95,644	0.1

4,400	Lockheed Martin Corp.	383,152	0.2

3,636	Metso OYJ	125,366	0.1

24,000	Mitsubishi Corp.	485,143	0.3

29,300	Mitsui & Co., Ltd.	435,394	0.3

24,172	Orkla ASA	175,415	0.1

5,200	Pitney Bowes, Inc.	77,844	0.1

3,507	Randstad Holdings NV	103,411	0.1

4,831	Rexel SA	82,518	0.0

16,020	Koninklijke Philips Electronics NV	315,686	0.2

6,098	Scania AB - B Shares	104,503	0.1

6,943	Schneider Electric S.A.	385,919	0.2

50,000	SembCorp Marine Ltd.	190,857	0.1

98	SGS S.A.	183,747	0.1

21,000	SIA Engineering Co., Ltd.	66,382	0.0

12,993	Siemens AG	1,091,767	0.6

43,000	Singapore Airlines Ltd.	354,579	0.2

10,891	Skanska AB	166,899	0.1

6,013	SKF AB - B Shares	118,528	0.1

4,787	Smiths Group PLC	76,024	0.0

81,269	Snam Rete Gas S.p.A.	364,096	0.2

73,000	Singapore Technologies Engineering Ltd.	179,965	0.1

17,700	Sumitomo Corp.	247,655	0.1

23,800	Sydney Airport	70,932	0.0

17,228	Toll Holdings Ltd.	70,836	0.0

5,000	Toppan Printing Co., Ltd.	33,399	0.0

2,290	Vallourec	93,572	0.1

9,969	Vinci S.A.	465,904	0.3

6,500	Waste Management, Inc.	217,100	0.1

82,000	Yangzijiang Shipbuilding Holdings Ltd.	65,760	0.0

6,318	Zardoya Otis SA	70,236	0.0

110,000	Zhejiang Expressway Co., Ltd.	73,001	0.0

		10,955,544	6.3

	Information Technology: 2.0%
14,398	Asustek Computer, Inc.	132,341	0.1

15,400		Canon, Inc.	614,622	0.3

117,720		Compal Electronics, Inc.	109,009	0.1

2,411		Computershare Ltd.	18,429	0.0

36,000		Delta Electronics, Inc.	110,506	0.1

35,132		Telefonaktiebolaget LM Ericsson	321,448	0.2

26,000		HTC Corp.	343,279	0.2

33,224		Lite-On Technology Corp.	41,848	0.0

28,000		MediaTek, Inc.	258,612	0.1

4,100		Microchip Technology, Inc.	135,628	0.1

115,189		Nokia OYJ	234,985	0.1

4,750		Paychex, Inc.	149,198	0.1

73,220		Quanta Computer, Inc.	196,627	0.1

16,600		Redecard S.A.	271,501	0.1

11,000		Ricoh Co., Ltd.	92,835	0.1

6,314		Sage Group PLC	27,480	0.0

102,560		Siliconware Precision Industries Co.	107,827	0.1

22,525		STMicroelectronics NV	122,574	0.1

312,000		United Microelectronics Corp.	135,831	0.1

57,398		Wistron Corp.	70,853	0.0

			3,495,433	2.0

		Materials: 7.4%
2,620		Akzo Nobel NV	123,310	0.1

66,301		Alumina Ltd.	54,380	0.0

24,245		Amcor Ltd.	176,991	0.1

90,667		Asia Cement Corp.	114,772	0.1

12,817		BASF AG	891,225	0.5

46,532		BHP Billiton Ltd.	1,515,655	0.9

29,750		BHP Billiton PLC	845,565	0.5

254,000		China Steel Corp.	239,086	0.1

35,100		Cia Siderurgica Nacional S.A.	198,699	0.1

9,700	@	CRH PLC	185,834	0.1

81,714		Eregli Demir ve Celik Fabrikalari TAS	91,109	0.0

26,407		Eurasian Natural Resources Corp.	172,348	0.1

21,326		Evraz PLC	87,459	0.0

16,731		Fletcher Building Ltd.	79,192	0.0

174,000		Formosa Chemicals & Fibre Co.	461,037	0.3

168,000		Formosa Plastics Corp.	452,749	0.3

12,296		Fresnillo PLC	281,651	0.2

122,200		Grupo Mexico SA de CV Series B	363,219	0.2

9,078		Iluka Resources Ltd.	107,142	0.1

6,908		Impala Platinum Holdings Ltd.	114,707	0.1

33,489		Incitec Pivot Ltd.	98,938	0.0

336,500		Vale Indonesia Tbk PT	96,831	0.0

30,999		Israel Chemicals Ltd.	342,984	0.2

3,224		K+S AG	147,598	0.1

9,878		Kazakhmys PLC	111,995	0.1

6,996		KGHM Polska Miedz SA	306,177	0.2

1,987		Koninklijke DSM NV	97,958	0.0

8,425		Kumba Iron Ore Ltd.	568,000	0.3

24,100		MMC Norilsk Nickel ADR	400,105	0.2

206,000		Nan Ya Plastics Corp.	371,219	0.2

8,600		Novolipetsk Steel GDR	141,058	0.1

3,300		Nucor Corp.	125,070	0.1

6,068		Orica Ltd.	154,563	0.1

See Accompanying Notes to Financial Statements

ING WisdomTreeSM Global	SUMMARY PORTFOLIO OF INVESTMENTS
High-Yielding Equity Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

12,214	OZ Minerals Ltd.	99,650	0.1

101,400	Petronas Chemicals Group Bhd	207,806	0.1

6,800	Phosagro OAO GDR	78,812	0.0

58,300	PTT Global Chemical PCL	102,749	0.1

11,749	Rexam PLC	77,542	0.0

16,412	Rio Tinto PLC	779,956	0.4

18,176	Southern Copper Corp.	572,726	0.3

16,813	Stora Enso OYJ (Euro Denominated Security)	103,511	0.1

7,152	Svenska Cellulosa AB - B Shares	107,305	0.1

84,000	Taiwan Cement Corp.	100,460	0.1

14,149	UPM-Kymmene OYJ	160,062	0.1

48,700	Vale SA	968,665	0.6

3,460	Voestalpine AG	91,896	0.0

		12,969,766	7.4

	Telecommunication Services: 13.5%
53,200	Advanced Info Service PCL	311,284	0.2

93,850	AT&T, Inc.	3,346,691	1.9

13,200	BCE, Inc.	544,284	0.3

5,000	Bell Aliant, Inc.	125,381	0.1

121,870	Bezeq Israeli Telecommunication Corp., Ltd.	129,665	0.1

13,563	CenturyTel, Inc.	535,603	0.3

267,500	China Mobile Ltd.	2,936,479	1.7

155,673	Chunghwa Telecom Co., Ltd.	489,896	0.3

110,908	Deutsche Telekom AG	1,215,492	0.7

2,520	Elisa OYJ	50,746	0.0

5,224	Empresa Nacional de Telecom	99,107	0.0

61,159	Far EasTone Telecommunications Co., Ltd.	133,061	0.1

46,776	Frontier Communications Corp.	179,152	0.1

134,200	Maxis Bhd	270,861	0.1

19,500	Mobile Telesystems OJSC ADR	335,400	0.2

28,781	MTN Group Ltd.	498,392	0.3

17,300	Nippon Telegraph & Telephone Corp.	806,708	0.4

593	NTT DoCoMo, Inc.	986,754	0.6

23,300	Oi SA	110,323	0.1

6,000	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	217,523	0.1

82,933	Shin Corp. PCL	160,012	0.1

386,000	Singapore Telecommunications Ltd.	1,010,842	0.6

52,000	StarHub Ltd.	140,942	0.1

68,000	Taiwan Mobile Co., Ltd.	224,874	0.1

21,460	TDC A/S	149,140	0.1

292,509	Telecom Italia S.p.A.	289,041	0.1

10,600	Telefonica O2 Czech Republic A/S	202,371	0.1

182,910	Telefonica S.A.	2,407,731	1.4

11,695	Telekom Austria AG	114,949	0.1

45,079	Telekomunikacja Polska S.A.	210,670	0.1

84,552	TeliaSonera AB	540,180	0.3

2,450	TELUS Corp.	147,130	0.1

42,200	Verizon Communications, Inc.	1,875,368	1.1

936,303	Vodafone Group PLC	2,631,712	1.5

17,750	Windstream Corp.	171,465	0.1

		23,599,229	13.5

	Telecommunications: 4.7%
12,484	Belgacom S.A.	355,011	0.2

89,199	BT Group PLC	295,563	0.2

152,000	Digi.Com BHD	204,135	0.1

115,298	France Telecom S.A.	1,515,987	0.9

3,770	Globe Telecom, Inc.	100,139	0.1

6,913	Inmarsat PLC	53,349	0.0

45,350	Koninklijke KPN NV	433,638	0.3

4,603	KT Corp.	122,188	0.1

4,400	Philippine Long Distance Telephone Co.	278,968	0.2

51,130	Portugal Telecom SGPS S.A.	223,932	0.1

1,630	SK Telecom Co., Ltd.	178,378	0.1

1,096	Swisscom AG	441,557	0.3

14,786	Tele2 AB - B Shares	229,100	0.1

85,632	Telecom Corp. of New Zealand Ltd.	163,051	0.1

273,500	Telekomunikasi Indonesia Tbk PT	238,953	0.1

23,885	Telenor ASA	399,317	0.2

433,270	Telstra Corp., Ltd.	1,641,624	1.0

102,386	Turk Telekomunikasyon AS	419,005	0.2

31,082	Vivendi	577,532	0.3

21,059	Vodacom Group Pty Ltd.	239,860	0.1

		8,111,287	4.7

	Utilities: 9.7%
157,400	Aboitiz Power Corp.	128,046	0.1

1,607	Acciona S.A.	96,065	0.1

98,614	AES Gener SA	56,815	0.0

2,400	AES Tiete SA	29,467	0.0

10,850	AGL Energy Ltd.	164,885	0.1

400	AGL Resources, Inc.	15,500	0.0

36,976	Aguas Andinas SA	22,891	0.0

2,500	Alliant Energy Corp.	113,925	0.1

4,650	Ameren Corp.	155,961	0.1

8,400	American Electric Power Co., Inc.	335,160	0.2

7,700	CenterPoint Energy, Inc.	159,159	0.1

95,400	Centrica PLC	476,995	0.3

12,228	CEZ A/S	422,578	0.2

11,800	Chubu Electric Power Co., Inc.	191,345	0.1

4,700	Chugoku Electric Power Co., Inc.	77,516	0.0

11,955	Cia Energetica de Minas Gerais	189,280	0.1

31,500	CLP Holdings Ltd.	267,714	0.2

900	CMS Energy Corp.	21,150	0.0

4,350	Consolidated Edison, Inc.	270,526	0.2

22,600	CPFL Energia S.A.	283,217	0.2

7,800	Dominion Resources, Inc.	421,200	0.2

3,655	Drax Group PLC	32,153	0.0

2,600	DTE Energy Co.	154,258	0.1

20,450	Duke Energy Corp.	471,577	0.3

See Accompanying Notes to Financial Statements

ING WisdomTreeSM Global	SUMMARY PORTFOLIO OF INVESTMENTS
High-Yielding Equity Index Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

44,077	E.ON AG	952,468	0.5

41,530	Electricite de France SA	924,026	0.5

9,300	EDP - Energias do Brasil S.A.	60,148	0.0

22,400	Centrais Eletricas Brasileiras SA	158,144	0.1

4,297	Enagas	78,404	0.0

15,040	Endesa S.A.	264,118	0.2

309,828	Enel S.p.A.	1,000,393	0.6

100,338	Energias de Portugal S.A.	237,361	0.1

2,300	Entergy Corp.	156,147	0.1

11,200	Exelon Corp.	421,344	0.2

6,000	FirstEnergy Corp.	295,140	0.2

17,212	Fortum OYJ	326,864	0.2

16,504	Gas Natural SDG S.A.	211,906	0.1

60,262	Gaz de France	1,437,122	0.8

35,500	Power Assets Holdings Ltd.	266,399	0.2

1,550	Integrys Energy Group, Inc.	88,148	0.0

14,500	Kansai Electric Power Co., Inc.	173,891	0.1

10,100	Kyushu Electric Power Co., Inc.	119,819	0.1

9,000	Light S.A.	110,456	0.1

15,200	Manila Electric Co.	91,802	0.1

73,775	National Grid PLC	781,868	0.4

6,600	Pepco Holdings, Inc.	129,162	0.1

329,500	Perusahaan Gas Negara PT	124,743	0.1

5,850	Pacific Gas & Electric Co.	264,829	0.1

2,300	Pinnacle West Capital Corp.	119,002	0.1

7,400	PPL Corp.	205,794	0.1

5,100	Progress Energy, Inc.	306,867	0.2

6,200	Public Service Enterprise Group, Inc.	201,500	0.1

1,774	Red Electrica de Espana	77,427	0.0

13,595	RWE AG	555,963	0.3

2,700	SCANA Corp.	129,168	0.1

20,088	Scottish & Southern Energy PLC	438,229	0.2

4,819	Severn Trent PLC	124,923	0.1

11,850	Southern Co.	548,655	0.3

10,891	Suez Environnement S.A.	117,105	0.1

15,700	Tauron Polska Energia SA	21,586	0.0

5,300	TECO Energy, Inc.	95,718	0.1

49,999	Terna S.p.A	180,674	0.1

7,400	Tractebel Energia S.A.	135,621	0.1

4,700	Transalta Corp.	79,634	0.0

15,277	United Utilities Group PLC	161,832	0.1

8,032	Vector Ltd.	17,268	0.0

12,819	Veolia Environnement	162,330	0.1

		16,911,381	9.7

	Total Common Stock
	(Cost $170,114,520)	172,315,672	99.0

RIGHTS: 0.0%
		Energy: 0.0%
32,295	@ Repsol YPF SA	22,642	0.0

		Industrials: 0.0%
6,318	@ Zardoya Otis SA	3,414	0.0

	Total Rights
	(Cost $–)	26,056	0.0

WARRANTS: 0.0%
		Energy: 0.0%
6,355	@ Etablissements Maurel et Prom	2,026	0.0

	Total Warrants
	(Cost $–)	2,026	0.0

	Total Long-Term Investments
	(Cost $170,114,520)	172,343,754	99.0

SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
696,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $696,000)	696,000	0.4

	Total Short-Term Investments
	(Cost $696,000)	696,000	0.4

	Total Investments in Securities
	(Cost $170,810,520)	$173,039,754	99.4
	Assets in Excess of Other Liabilities	1,073,256	0.6

	Net Assets	$174,113,010	100.0

@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $173,149,735.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$19,966,571
Gross Unrealized Depreciation	(20,076,552)

Net Unrealized Depreciation	$(109,981)

See Accompanying Notes to Financial Statements

ING Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 11.2%
20,635		Advance Auto Parts, Inc.	1,407,720	0.2

81,356	@	Apollo Group, Inc. - Class A	2,944,274	0.4

55,541	@	Bed Bath & Beyond, Inc.	3,432,434	0.5

68,294	@	Big Lots, Inc.	2,785,712	0.4

158,150		CBS Corp. - Class B	5,184,157	0.8

24,668		Coach, Inc.	1,442,585	0.2

283,742		Comcast Corp. – Class A	9,071,232	1.3

103,867		Home Depot, Inc.	5,503,912	0.8

214,144		Lowe’s Cos., Inc.	6,090,255	0.9

150,657		Macy’s, Inc.	5,175,068	0.8

18,224		McDonald’s Corp.	1,613,371	0.2

115,573	@	Michael Kors Holdings Ltd.	4,835,574	0.7

5,065	@	Priceline.com, Inc.	3,365,794	0.5

122,509	L	Regal Entertainment Group	1,685,724	0.3

98,779		Starbucks Corp.	5,266,896	0.8

101,948		TJX Cos., Inc.	4,376,628	0.7

20,343		Ulta Salon Cosmetics & Fragrance, Inc.	1,899,629	0.3

60,409		Viacom - Class B	2,840,431	0.4

69,800		Walt Disney Co.	3,385,300	0.5

65,094		Wyndham Worldwide Corp.	3,433,057	0.5

			75,739,753	11.2

		Consumer Staples: 11.1%
168,965		Altria Group, Inc.	5,837,741	0.9

116,731		Archer-Daniels-Midland Co.	3,445,899	0.5

100,539		Campbell Soup Co.	3,355,992	0.5

58,478		Coca-Cola Co.	4,572,395	0.7

160,442		ConAgra Foods, Inc.	4,160,261	0.6

66,244		Costco Wholesale Corp.	6,293,180	0.9

78,243		CVS Caremark Corp.	3,656,295	0.5

30,255		Estee Lauder Cos., Inc.	1,637,401	0.2

127,825		Kroger Co.	2,964,262	0.4

42,699		Molson Coors Brewing Co.	1,776,705	0.3

56,028	@	Monster Beverage Corp.	3,989,194	0.6

26,512		PepsiCo, Inc.	1,873,338	0.3

79,167		Philip Morris International, Inc.	6,908,112	1.0

155,053		Procter & Gamble Co.	9,496,996	1.4

53,877		Reynolds American, Inc.	2,417,461	0.4

131,932		Wal-Mart Stores, Inc.	9,198,299	1.4

37,300		Whole Foods Market, Inc.	3,555,436	0.5

			75,138,967	11.1

		Energy: 10.9%
25,731		Anadarko Petroleum Corp.	1,703,392	0.3

39,742		Apache Corp.	3,492,924	0.5

144,367		Chevron Corp.	15,230,718	2.2

33,251		EOG Resources, Inc.	2,996,248	0.4

325,519		ExxonMobil Corp.	27,854,661	4.1

83,700		Halliburton Co.	2,376,243	0.3

40,957		Helmerich & Payne, Inc.	1,780,810	0.3

91,602		Marathon Petroleum Corp.	4,114,762	0.6

49,784		National Oilwell Varco, Inc.	3,208,081	0.5

41,436	@	Phillips 66	1,377,333	0.2

75,775		Royal Dutch Shell PLC - Class A ADR	5,109,508	0.8

203,866		Statoil ASA ADR	4,864,243	0.7

			74,108,923	10.9

		Financials: 14.3%
88,721		American Express Co.	5,164,449	0.8

26,296		American Tower Corp.	1,838,353	0.3

78,478		Assurant, Inc.	2,734,174	0.4

171,704		BB&T Corp.	5,297,068	0.8

33,554	@	Berkshire Hathaway, Inc.	2,796,055	0.4

19,333		Blackrock, Inc.	3,283,130	0.5

159,623		Blackstone Group LP	2,086,273	0.3

23,200		Capital One Financial Corp.	1,268,112	0.2

133,031		Citigroup, Inc.	3,646,380	0.5

93,985		Discover Financial Services	3,250,001	0.5

39,239		Entertainment Properties Trust	1,613,115	0.2

127,086		Fifth Third Bancorp.	1,702,952	0.2

31,270		Franklin Resources, Inc.	3,470,657	0.5

8,726	@	IntercontinentalExchange, Inc.	1,186,562	0.2

287,353		JPMorgan Chase & Co.	10,267,123	1.5

79,298		Lincoln National Corp.	1,734,247	0.3

113,735		Metlife, Inc.	3,508,725	0.5

337,524		MFA Mortgage Investments, Inc.	2,663,064	0.4

79,364	@	MSCI, Inc. - Class A	2,699,963	0.4

142,972		People’s United Financial, Inc.	1,659,905	0.2

38,972		PNC Financial Services Group, Inc.	2,381,579	0.3

120,643		Principal Financial Group, Inc.	3,164,466	0.5

66,404		Protective Life Corp.	1,952,942	0.3

69,537		Prudential Financial, Inc.	3,367,677	0.5

218,122		US Bancorp.	7,014,804	1.0

104,616		Validus Holdings Ltd.	3,350,851	0.5

129,419		Weingarten Realty Investors	3,408,896	0.5

326,255		Wells Fargo & Co.	10,909,967	1.6

			97,421,490	14.3

		Health Care: 11.6%
168,843		Abbott Laboratories	10,885,308	1.6

109,198		Aetna, Inc.	4,233,607	0.6

25,832		Amgen, Inc.	1,886,769	0.3

42,989		Cardinal Health, Inc.	1,805,538	0.3

38,395	@	Celgene Corp.	2,463,423	0.4

85,761	@	Gilead Sciences, Inc.	4,397,824	0.6

46,188	@	Henry Schein, Inc.	3,625,296	0.5

41,503		Humana, Inc.	3,213,992	0.5

125,025		Johnson & Johnson	8,446,689	1.2

38,169		McKesson Corp.	3,578,344	0.5

287,852		Merck & Co., Inc.	12,017,821	1.8

625,661		Pfizer, Inc.	14,390,203	2.1

80,192		UnitedHealth Group, Inc.	4,691,232	0.7

See Accompanying Notes to Financial Statements

1

ING Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

48,760		WellPoint, Inc.	3,110,401	0.5

			78,746,447	11.6

		Industrials: 9.7%
86,848		Ametek, Inc.	4,334,584	0.7

67,637	@	BE Aerospace, Inc.	2,953,032	0.4

65,100		Boeing Co.	4,836,930	0.7

22,378		Cummins, Inc.	2,168,652	0.3

107,009		Danaher Corp.	5,573,029	0.8

97,582		Dover Corp.	5,231,371	0.8

80,574		General Dynamics Corp.	5,314,661	0.8

320,642		General Electric Co.	6,682,179	1.0

30,744		Northrop Grumman Corp.	1,961,160	0.3

36,836		Raytheon Co.	2,084,549	0.3

47,485		Roper Industries, Inc.	4,681,071	0.7

105,672		Tyco International Ltd.	5,584,765	0.8

58,468		Union Pacific Corp.	6,975,817	1.0

53,565		United Parcel Service, Inc. - Class B	4,218,779	0.6

116,086		Waste Connections, Inc.	3,473,293	0.5

			66,073,872	9.7

		Information Technology: 19.1%
50,912		Accenture PLC	3,059,302	0.4

118,138	@	Adobe Systems, Inc.	3,824,127	0.6

27,813	@	Alliance Data Systems Corp.	3,754,755	0.5

59,907	@	Apple, Inc.	34,985,688	5.2

66,132		CA, Inc.	1,791,516	0.3

341,600		Cisco Systems, Inc.	5,865,272	0.9

305,627	@	Dell, Inc.	3,826,450	0.6

22,960	@	Google, Inc. - Class A	13,318,407	2.0

39,315		International Business Machines Corp.	7,689,228	1.1

403,512		Intel Corp.	10,753,595	1.6

35,150		KLA-Tencor Corp.	1,731,137	0.2

85,453	@	Lam Research Corp.	3,224,996	0.5

45,222	@	Micros Systems, Inc.	2,315,366	0.3

564,650		Microsoft Corp.	17,272,644	2.5

352,688		Oracle Corp.	10,474,834	1.5

68,979		Qualcomm, Inc.	3,840,751	0.6

57,500	@	Western Digital Corp.	1,752,600	0.3

			129,480,668	19.1

		Materials: 3.2%
18,435		CF Industries Holdings, Inc.	3,571,597	0.5

68,400		EI Du Pont de Nemours & Co.	3,458,988	0.5

156,065		Freeport-McMoRan Copper & Gold, Inc.	5,317,134	0.8

106,870		International Paper Co.	3,089,612	0.5

45,400		Monsanto Co.	3,758,212	0.5

231,196		Steel Dynamics, Inc.	2,716,553	0.4

			21,912,096	3.2

		Telecommunication Services: 3.4%
374,308		AT&T, Inc.	13,347,823	2.0

62,226		CenturyTel, Inc.	2,457,305	0.4

158,638		Verizon Communications, Inc.	7,049,873	1.0

			22,855,001	3.4

		Utilities: 4.1%
55,523		Ameren Corp.	1,862,241	0.3

122,076		CenterPoint Energy, Inc.	2,523,311	0.4

26,538		Consolidated Edison, Inc.	1,650,398	0.2

91,515	DTE Energy Co.	5,429,585	0.8

79,891	Entergy Corp.	5,423,800	0.8

124,782	Great Plains Energy, Inc.	2,671,583	0.4

38,173	Pacific Gas & Electric Co.	1,728,092	0.3

103,014	Public Service Enterprise Group, Inc.	3,347,955	0.5

101,920	UGI Corp.	2,999,505	0.4

		27,636,470	4.1

	Total Common Stock
	(Cost $655,621,384)	669,113,687	98.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.1%
		Securities Lending Collateralcc(1): 0.2%
698,673	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $698,684, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $712,647, due 07/01/42-02/20/61)	698,673	0.1

1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.1

		1,698,673	0.2

Shares		Value	Percentage of Net Assets

		Mutual Funds: 0.9%
5,974,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $5,974,000)	5,974,000	0.9

	Total Short-Term Investments
	(Cost $7,672,673)	7,672,673	1.1

	Total Investments in Securities
	(Cost $663,294,057)	$ 676,786,360	99.7
	Assets in Excess of Other Liabilities	1,738,136	0.3
	Net Assets	$ 678,524,496	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

2

ING Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $669,883,043.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,398,216
Gross Unrealized Depreciation	(27,494,899)

Net Unrealized Appreciation	$6,903,317

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$669,113,687	$–	$–	$669,113,687
Short-Term Investments	5,974,000	1,698,673	–	7,672,673

Total Investments, at fair value	$675,087,687	$1,698,673	$–	$676,786,360

Other Financial Instruments+
Futures	166,288	–	–	166,288

Total Assets	$675,253,975	$1,698,673	$–	$676,952,648

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	100	09/21/12	$6,782,000	$166,288

			$6,782,000	$166,288

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation*	$166,288

Total Asset Derivatives		$166,288

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

3

ING Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

        Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$967,761

Total	$967,761

        Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$83,034

Total	$83,034

See Accompanying Notes to Financial Statements

4

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 13.9%
45,700		Aaron’s, Inc.	1,293,767	0.2

73,866		Advance Auto Parts, Inc.	5,039,138	0.8

80,530	@	Ascena Retail Group, Inc.	1,499,469	0.2

61,923	@	Bed Bath & Beyond, Inc.	3,826,841	0.6

177,123		Brinker International, Inc.	5,644,910	0.9

127,023		CBS Corp. - Class B	4,163,814	0.7

42,950		Coach, Inc.	2,511,716	0.4

64,600		Dick’s Sporting Goods, Inc.	3,100,800	0.5

222,312		Foot Locker, Inc.	6,798,301	1.1

85,696		Guess ?, Inc.	2,602,588	0.4

94,494		Harley-Davidson, Inc.	4,321,211	0.7

44,864		HSN, Inc.	1,810,262	0.3

62,110	@,L	ITT Educational Services, Inc.	3,773,182	0.6

72,867	@	Life Time Fitness, Inc.	3,389,044	0.6

50,962		Macy’s, Inc.	1,750,545	0.3

90,961	@	Michael Kors Holdings Ltd.	3,805,808	0.6

106,165		Petsmart, Inc.	7,238,330	1.2

14,677		PVH Corp.	1,141,724	0.2

96,074		Regis Corp.	1,725,489	0.3

214,427	@,L	Saks, Inc.	2,283,648	0.4

49,961		Scholastic Corp.	1,406,902	0.2

83,397		Scripps Networks Interactive - Class A	4,741,953	0.8

54,373		Sotheby’s	1,813,883	0.3

10,153	L	Strayer Education, Inc.	1,106,880	0.2

97,674		Thor Industries, Inc.	2,677,244	0.4

103,325	@	Toll Brothers, Inc.	3,071,852	0.5

12,149		Tractor Supply Co.	1,009,096	0.2

30,340		Wyndham Worldwide Corp.	1,600,132	0.3

			85,148,529	13.9

		Consumer Staples: 2.4%
29,400		Church & Dwight Co., Inc.	1,630,818	0.3

54,617		Harris Teeter Supermarkets, Inc.	2,238,751	0.3

41,654	@	Monster Beverage Corp.	2,965,765	0.5

79,645	@	Ralcorp Holdings, Inc.	5,315,507	0.9

59,443	@	Smithfield Foods, Inc.	1,285,752	0.2

30,221		Universal Corp.	1,400,139	0.2

			14,836,732	2.4

		Energy: 4.6%
198,928	L	Arch Coal, Inc.	1,370,614	0.2

62,420	@	Bill Barrett Corp.	1,337,037	0.2

187,989		HollyFrontier Corp.	6,660,450	1.1

33,400	@	Oil States International, Inc.	2,211,080	0.4

238,097		Patterson-UTI Energy, Inc.	3,466,692	0.6

66,090		Range Resources Corp.	4,088,988	0.7

297,073	@	Superior Energy Services	6,009,787	1.0

74,243	@	Unit Corp.	2,738,824	0.4

			27,883,472	4.6

		Financials: 21.7%
32,850	@	Affiliated Managers Group, Inc.	3,595,433	0.6

86,985		American Financial Group, Inc.	3,412,422	0.6

61,089		Aspen Insurance Holdings Ltd.	1,765,472	0.3

154,762		Associated Banc-Corp.	2,041,311	0.3

83,777		Commerce Bancshares, Inc.	3,175,148	0.5

418,064		DCT Industrial Trust, Inc.	2,633,803	0.4

325,494		DDR Corp.	4,765,232	0.8

63,859		Digital Realty Trust, Inc.	4,793,895	0.8

38,712		Discover Financial Services	1,338,661	0.2

205,791		East-West Bancorp., Inc.	4,827,857	0.8

49,057		Entertainment Properties Trust	2,016,733	0.3

57,946		Everest Re Group Ltd.	5,996,832	1.0

12,276		Federal Realty Investment Trust	1,277,809	0.2

143,221		FirstMerit Corp.	2,366,011	0.4

249,512		Fulton Financial Corp.	2,492,625	0.4

30,856		Hanover Insurance Group, Inc.	1,207,395	0.2

85,800		Hatteras Financial Corp.	2,453,880	0.4

109,479		HCC Insurance Holdings, Inc.	3,437,641	0.6

56,447		Hospitality Properties Trust	1,398,192	0.2

251,457		Host Hotels & Resorts, Inc.	3,978,050	0.7

292,722		Jefferies Group, Inc.	3,802,459	0.6

40,505		Jones Lang LaSalle, Inc.	2,850,337	0.5

164,037		LaSalle Hotel Properties	4,780,038	0.8

33,801	@	LPL Financial Holdings, Inc.	1,141,460	0.2

31,040		Macerich Co.	1,832,912	0.3

133,074	@	MSCI, Inc. - Class A	4,527,177	0.7

208,607		New York Community Bancorp., Inc.	2,613,846	0.4

308,354		Old Republic International Corp.	2,556,255	0.4

153,543		Omega Healthcare Investors, Inc.	3,454,718	0.6

45,100		ProLogis, Inc.	1,498,673	0.3

70,465		Prosperity Bancshares, Inc.	2,961,644	0.5

103,139		Protective Life Corp.	3,033,318	0.5

106,772		Raymond James Financial, Inc.	3,655,873	0.6

59,379		Rayonier, Inc.	2,666,117	0.4

99,121		Reinsurance Group of America, Inc.	5,274,228	0.9

97,403		SEI Investments Co.	1,937,346	0.3

215,623		Senior Housing Properties Trust	4,812,705	0.8

See Accompanying Notes to Financial Statements

5

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

66,532	@	Signature Bank	4,056,456	0.7

16,243		SL Green Realty Corp.	1,303,338	0.2

40,152		Stancorp Financial Group, Inc.	1,492,048	0.2

24,228	@	SVB Financial Group	1,422,668	0.2

69,400		UDR, Inc.	1,793,296	0.3

67,062		Waddell & Reed Financial, Inc.	2,030,637	0.3

109,291		Webster Financial Corp.	2,367,243	0.4

217,004		Weingarten Realty Investors	5,715,885	0.9

			132,555,079	21.7

		Health Care: 11.2%
72,124	@	Charles River Laboratories International, Inc.	2,362,782	0.4

39,937		Chemed Corp.	2,413,792	0.4

75,863		Cooper Cos., Inc.	6,050,833	1.0

58,100		HCA Holdings, Inc.	1,767,983	0.3

95,519	@	Health Net, Inc.	2,318,246	0.4

81,519	@	Henry Schein, Inc.	6,398,426	1.0

59,623		Hill-Rom Holdings, Inc.	1,839,370	0.3

49,804	@	HMS Holdings Corp.	1,658,971	0.3

181,320	@	Hologic, Inc.	3,271,013	0.5

58,283	@	Idexx Laboratories, Inc.	5,602,745	0.9

46,533		Lincare Holdings, Inc.	1,583,053	0.3

44,063		Perrigo Co.	5,196,350	0.9

21,156	@	Regeneron Pharmaceuticals, Inc.	2,416,438	0.4

222,200	@	Resmed, Inc.	6,932,640	1.1

72,833		Steris Corp.	2,284,771	0.4

110,491	@	Thoratec Corp.	3,710,288	0.6

88,482	@	United Therapeutics Corp.	4,369,241	0.7

73,300	@	Vertex Pharmaceuticals, Inc.	4,098,936	0.7

26,200	@	Watson Pharmaceuticals, Inc.	1,938,538	0.3

36,101	@	WellCare Health Plans, Inc.	1,913,353	0.3

			68,127,769	11.2

		Industrials: 16.5%
78,560		Acuity Brands, Inc.	3,999,490	0.7

112,302	@	Alaska Air Group, Inc.	4,031,642	0.7

159,524		Ametek, Inc.	7,961,843	1.3

159,462	@	BE Aerospace, Inc.	6,962,111	1.1

91,219	@	Copart, Inc.	2,160,978	0.4

164,738		Corrections Corp. of America	4,851,534	0.8

61,899		Deluxe Corp.	1,543,761	0.2

104,661		Donaldson Co., Inc.	3,492,537	0.6

48,208		Dover Corp.	2,584,431	0.4

76,286		GATX Corp.	2,937,011	0.5

111,569	@	General Cable Corp.	2,894,100	0.5

57,083		Granite Construction, Inc.	1,490,437	0.2

45,784		Hubbell, Inc.	3,568,405	0.6

27,208		Kansas City Southern	1,892,588	0.3

92,459		KBR, Inc.	2,284,662	0.4

122,217		Kennametal, Inc.	4,051,493	0.7

72,863	@	Kirby Corp.	3,430,390	0.6

61,601		Lincoln Electric Holdings, Inc.	2,697,508	0.4

62,926		Matson, Inc.	3,350,809	0.5

73,268		Nordson Corp.	3,757,916	0.6

72,264		Regal-Beloit Corp.	4,499,157	0.7

42,134		Roper Industries, Inc.	4,153,570	0.7

14,613	@	TransDigm Group, Inc.	1,962,526	0.3

167,986		Trinity Industries, Inc.	4,196,290	0.7

117,564		URS Corp.	4,100,632	0.7

21,124		Valmont Industries, Inc.	2,555,370	0.4

25,500		Wabtec Corp.	1,989,255	0.3

175,316		Waste Connections, Inc.	5,245,455	0.9

81,167		Werner Enterprises, Inc.	1,939,080	0.3

			100,584,981	16.5

		Information Technology: 15.4%
47,683	@	ACI Worldwide, Inc.	2,108,065	0.3

123,402	@	Adobe Systems, Inc.	3,994,523	0.7

176,117		Adtran, Inc.	5,316,972	0.9

51,031	@	Alliance Data Systems Corp.	6,889,185	1.1

19,492	@	Ansys, Inc.	1,230,140	0.2

54,826	@	AOL, Inc.	1,539,514	0.3

169,383	@	Avnet, Inc.	5,227,159	0.9

407,904	@	Cadence Design Systems, Inc.	4,482,865	0.7

19,333	@	Citrix Systems, Inc.	1,622,812	0.3

38,445	@	Concur Technologies, Inc.	2,618,105	0.4

38,029		DST Systems, Inc.	2,065,355	0.3

9,800	@	Equinix, Inc.	1,721,370	0.3

108,204	@	Gartner, Inc.	4,658,182	0.8

191,395	@	Ingram Micro, Inc.	3,343,671	0.5

83,788	@	International Rectifier Corp.	1,674,922	0.3

69,400		Jabil Circuit, Inc.	1,410,902	0.2

96,366	@	Lam Research Corp.	3,636,853	0.6

163,312		Lender Processing Services, Inc.	4,128,527	0.7

91,956	@	Mentor Graphics Corp.	1,379,340	0.2

64,648	@	Micros Systems, Inc.	3,309,978	0.5

84,237	@	NeuStar, Inc.	2,813,516	0.5

47,655		Plantronics, Inc.	1,591,677	0.3

200,117	@	Polycom, Inc.	2,105,231	0.3

232,612	@	QLogic Corp.	3,184,458	0.5

227,969	@	Riverbed Technolgoy, Inc.	3,681,699	0.6

35,419	@	Silicon Laboratories, Inc.	1,342,380	0.2

107,764	@	Skyworks Solutions, Inc.	2,949,501	0.5

127,290	@	Synopsys, Inc.	3,746,145	0.6

78,739	@	Tech Data Corp.	3,792,858	0.6

36,997	@	Trimble Navigation Ltd.	1,702,232	0.3

178,208	@	Vishay Intertechnology, Inc.	1,680,501	0.3

93,600		Xilinx, Inc.	3,142,152	0.5

			94,090,790	15.4

		Materials: 5.9%
70,300		Cabot Corp.	2,861,210	0.5

248,363		Commercial Metals Co.	3,139,308	0.5

50,635		Domtar Corp.	3,884,211	0.6

107,064	@	Intrepid Potash, Inc.	2,436,777	0.4

194,887	@	Louisiana-Pacific Corp.	2,120,371	0.3

12,700		NewMarket Corp.	2,750,820	0.5

155,262		Packaging Corp. of America	4,384,599	0.7

See Accompanying Notes to Financial Statements

6

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

96,220		Rock-Tenn Co.	5,248,801	0.9

89,242		RPM International, Inc.	2,427,382	0.4

381,514		Steel Dynamics, Inc.	4,482,789	0.7

107,361		Worthington Industries	2,197,680	0.4

			35,933,948	5.9

		Telecommunication Services: 1.3%
86,827	@	SBA Communications Corp.	4,953,480	0.8

137,906		Telephone & Data Systems, Inc.	2,936,019	0.5

			7,889,499	1.3

		Utilities: 4.8%
95,106		Cleco Corp.	3,978,284	0.7

74,309		DTE Energy Co.	4,408,753	0.7

209,230		Great Plains Energy, Inc.	4,479,614	0.7

54,565		Idacorp, Inc.	2,296,095	0.4

275,394		NV Energy, Inc.	4,841,427	0.8

105,864		PNM Resources, Inc.	2,068,583	0.3

108,300		Portland General Electric Co.	2,887,278	0.5

149,863		UGI Corp.	4,410,468	0.7

			29,370,502	4.8

	Total Common Stock (Cost $607,369,258)		596,421,301	97.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateralcc(1): 1.4%
1,981,498		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,981,529, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,021,128, due 05/01/32-06/01/42)	1,981,498	0.3

1,981,498		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,981,531, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,021,128, due 07/01/42-02/20/61)	1,981,498	0.3

1,981,498	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,981,527, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,021,128, due 04/01/24-06/01/42)	1,981,498	0.4

1,981,498	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,981,539, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,021,128, due 10/01/14-02/25/44)	1,981,498	0.3

417,157	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $417,164, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $425,500, due 07/01/21-04/01/42)	417,157	0.1

		8,343,149	1.4

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.2%
7,272,681	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,272,681)	7,272,681	1.2

Total Short-Term Investments (Cost $15,615,830)	15,615,830	2.6

Total Investments in Securities (Cost $622,985,088)	$612,037,131	100.3
Liabilities in Excess of Other Assets	(1,914,170)	(0.3)

Net Assets	$610,122,961	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

See Accompanying Notes to Financial Statements

7

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $631,491,286.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$22,232,820
Gross Unrealized Depreciation	(41,686,975)

Net Unrealized Depreciation	$(19,454,155)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$596,421,301	$–	$–	$596,421,301
Short-Term Investments	7,272,681	8,343,149	–	15,615,830

Total Investments, at fair value	$603,693,982	$8,343,149	$–	$612,037,131

Other Financial Instruments+
Futures	119,162	–	–	119,162

Total Assets	$603,813,144	$8,343,149	$–	$612,156,293

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P Mid 400 E-Mini	49	09/21/12	$4,603,550	$119,162

			$4,603,550	$119,162

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets-Unrealized appreciation*	$119,162

Total Asset Derivatives		$119,162

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

8

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain of (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$1,710,383

Total	$1,710,383

Change in Unrealized Appreciation of (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$(282,025)

Total	$(282,025)

See Accompanying Notes to Financial Statements

9

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Consumer Discretionary: 16.7%
55,300	L	American Greetings Corp.	808,486	0.3

35,209		Arbitron, Inc.	1,232,315	0.4

39,338	@	Arctic Cat, Inc.	1,438,197	0.5

988	@	Biglari Holdings, Inc.	381,753	0.1

202,316	@,L	Boyd Gaming Corp.	1,456,675	0.5

11,738		Brunswick Corp.	260,818	0.1

18,355	L	Buckle, Inc.	726,307	0.3

25,207	@	Capella Education Co.	876,195	0.3

169,243	@	Career Education Corp.	1,132,236	0.4

32,759		Cato Corp.	997,839	0.4

32,366		CEC Entertainment, Inc.	1,177,151	0.4

31,521	@	Childrens Place Retail Stores, Inc.	1,570,691	0.6

25,391	@,L	Coinstar, Inc.	1,743,346	0.6

217,334	@	Corinthian Colleges, Inc.	628,095	0.2

8,666		Cracker Barrel Old Country Store	544,225	0.2

53,993	@	CROCS, Inc.	871,987	0.3

56,018	@,L	Digital Generation, Inc.	692,943	0.3

6,014	@	DineEquity, Inc.	268,465	0.1

14,125	@	Drew Industries, Inc.	393,381	0.1

56,372	@	EW Scripps Co.	541,735	0.2

90,281		Finish Line	1,887,776	0.7

55,574		Fred’s, Inc.	849,727	0.3

12,133		Group 1 Automotive, Inc.	553,386	0.2

32,951	@	Helen of Troy Ltd.	1,116,709	0.4

30,994	@	Hibbett Sporting Goods, Inc.	1,788,664	0.7

61,352		Hillenbrand, Inc.	1,127,650	0.4

30,496		Interval Leisure Group, Inc.	579,729	0.2

46,162	@	Jack in the Box, Inc.	1,286,997	0.5

34,217		Jakks Pacific, Inc.	547,814	0.2

29,023	@	Kirkland’s, Inc.	326,509	0.1

112,664	@	La-Z-Boy, Inc.	1,384,641	0.5

24,879	@,L	Lumber Liquidators	840,661	0.3

31,490		Men’s Wearhouse, Inc.	886,129	0.3

18,100		Monro Muffler, Inc.	601,644	0.2

38,648		Movado Group, Inc.	966,973	0.4

59,112	@	Multimedia Games, Inc.	827,568	0.3

40,073		Oxford Industries, Inc.	1,791,263	0.7

29,289	@	Papa John’s International, Inc.	1,393,278	0.5

57,707	L	PetMed Express, Inc.	701,717	0.3

7,141		PF Chang’s China Bistro, Inc.	367,547	0.1

48,088	@	Red Robin Gourmet Burgers, Inc.	1,467,165	0.5

109,459	@	Ruby Tuesday, Inc.	745,416	0.3

85,313	@	Smith & Wesson Holding Corp.	708,951	0.3

43,441	@	Sonic Corp.	435,279	0.2

52,271		Stage Stores, Inc.	957,605	0.3

49,928		Standard Motor Products, Inc.	702,986	0.3

7,738	L	Sturm Ruger & Co., Inc.	310,681	0.1

25,234		Superior Industries International	413,081	0.2

31,559	@	VOXX International Corp.	294,130	0.1

56,372		Wolverine World Wide, Inc.	2,186,106	0.8

			45,790,622	16.7

		Consumer Staples: 4.1%
30,778		Andersons, Inc.	1,312,989	0.5

10,893	@,L	Boston Beer Co., Inc.	1,318,053	0.5

27,774	L	Cal-Maine Foods, Inc.	1,085,963	0.4

47,538		Casey’s General Stores, Inc.	2,804,267	1.0

13,375	@	Elizabeth Arden, Inc.	519,084	0.2

8,158	@	Hain Celestial Group, Inc.	449,016	0.2

9,691		J&J Snack Foods Corp.	572,738	0.2

48,326	@,L	Medifast, Inc.	951,056	0.3

16,172		Nash Finch Co.	347,374	0.1

25,368		Spartan Stores, Inc.	459,922	0.2

4,802	@	TreeHouse Foods, Inc.	299,117	0.1

9,127	@	United Natural Foods, Inc.	500,707	0.2

12,697		WD-40 Co.	632,438	0.2

			11,252,724	4.1

		Energy: 2.7%
70,100	@	Basic Energy Services, Inc.	723,432	0.2

13,213	@	Contango Oil & Gas Co.	782,210	0.3

16,468	@	Dril-Quip, Inc.	1,080,136	0.4

24,153	@	Exterran Holdings, Inc.	307,951	0.1

17,079	@	Hornbeck Offshore Services, Inc.	662,324	0.2

29,219	@	Key Energy Services, Inc.	222,064	0.1

4,409		Lufkin Industries, Inc.	239,497	0.1

45,568	@,L	McMoRan Exploration Co.	577,346	0.2

103,942	@	Petroquest Energy, Inc.	519,710	0.2

83,319	@	Swift Energy Co.	1,550,567	0.6

19,296		World Fuel Services Corp.	733,827	0.3

			7,399,064	2.7

		Financials: 18.9%
21,329		American Campus Communities, Inc.	959,378	0.4

75,724	@	BBCN Bancorp, Inc.	824,634	0.3

48,873		Cash America International, Inc.	2,152,367	0.8

42,590		Columbia Banking System, Inc.	801,544	0.3

81,414		CubeSmart	950,101	0.4

113,537		DCT Industrial Trust, Inc.	715,283	0.3

56,226		Entertainment Properties Trust	2,311,451	0.8

45,710		Extra Space Storage, Inc.	1,398,726	0.5

41,490	@	Ezcorp, Inc.	973,355	0.4

63,122	@	Financial Engines, Inc.	1,353,967	0.5

44,888		First Commonwealth Financial Corp.	302,096	0.1

30,125	@	Forestar Real Estate Group, Inc.	385,901	0.1

46,984	@,L	Green Dot Corp.	1,039,286	0.4

See Accompanying Notes to Financial Statements

10

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

22,386		Horace Mann Educators Corp.	391,307	0.1

11,818		Jones Lang LaSalle, Inc.	831,633	0.3

18,905		Kilroy Realty Corp.	915,191	0.3

95,744		LaSalle Hotel Properties	2,789,980	1.0

29,525		LTC Properties, Inc.	1,071,167	0.4

34,110		Mid-America Apartment Communities, Inc.	2,327,666	0.9

63,088	@	National Financial Partners Corp.	845,379	0.3

23,992		Oritani Financial Corp.	345,245	0.1

39,983		PacWest Bancorp	946,398	0.3

23,884	@	Pinnacle Financial Partners, Inc.	465,977	0.2

36,956	@	Piper Jaffray Cos.	865,879	0.3

28,100		Post Properties, Inc.	1,375,495	0.5

82,644		PrivateBancorp, Inc.	1,219,825	0.4

31,095		ProAssurance Corp.	2,770,254	1.0

20,847		Prosperity Bancshares, Inc.	876,199	0.3

48,654		Provident Financial Services, Inc.	746,839	0.3

10,741		PS Business Parks, Inc.	727,381	0.3

32,141		Selective Insurance Group	559,575	0.2

13,084	@	Signature Bank	797,731	0.3

11,287		Sovran Self Storage, Inc.	565,366	0.2

36,943	@	Stifel Financial Corp.	1,141,539	0.4

245,370		Susquehanna Bancshares, Inc.	2,527,311	0.9

15,647	@	SVB Financial Group	918,792	0.3

95,260		Tanger Factory Outlet Centers, Inc.	3,053,083	1.1

34,159	@	Texas Capital Bancshares, Inc.	1,379,682	0.5

28,350		UMB Financial Corp.	1,452,371	0.5

126,460		Umpqua Holdings Corp.	1,664,214	0.6

9,890		Universal Health Realty Income Trust	410,732	0.2

83,021	@	Wilshire Bancorp., Inc.	454,955	0.2

57,757		Wintrust Financial Corp.	2,050,374	0.8

18,015	@,L	World Acceptance, Corp.	1,185,387	0.4

			51,841,016	18.9

		Health Care: 11.3%
12,963	@	Acorda Therapeutics, Inc.	305,408	0.1

128,859	@	Affymetrix, Inc.	604,349	0.2

12,000	@	Air Methods Corp.	1,179,000	0.4

17,800	@	Align Technology, Inc.	595,588	0.2

20,268	@	Almost Family, Inc.	452,787	0.2

30,091	@	Amsurg Corp.	902,128	0.3

15,684		Analogic Corp.	972,408	0.3

10,649	@	Bio-Rad Laboratories, Inc.	1,065,006	0.4

42,199	@,L	Bio-Reference Labs, Inc.	1,108,990	0.4

23,110		Cantel Medical Corp.	629,748	0.2

14,700	@	Centene Corp.	443,352	0.2

34,547		Chemed Corp.	2,088,021	0.8

14,227		Conmed Corp.	393,661	0.1

18,939	@	Cubist Pharmaceuticals, Inc.	717,977	0.3

32,867	@	Emergent Biosolutions, Inc.	497,935	0.2

15,417		Ensign Group, Inc.	435,839	0.2

22,580	@	Greatbatch, Inc.	512,792	0.2

25,291	@	Haemonetics Corp.	1,874,316	0.7

14,502	@	ICU Medical, Inc.	774,117	0.3

61,710	@	InterMune, Inc.	737,434	0.3

32,948		Invacare Corp.	508,388	0.2

7,061		Landauer, Inc.	404,807	0.1

30,655	@	Magellan Health Services, Inc.	1,389,591	0.5

86,080	@	Medicines Co.	1,974,675	0.7

37,925	@	Molina Healthcare, Inc.	889,720	0.3

93,170	@,L	Momenta Pharmaceuticals, Inc.	1,259,658	0.5

13,358	@	MWI Veterinary Supply, Inc.	1,372,802	0.5

54,259	@	Omnicell, Inc.	794,352	0.3

68,797	@	PharMerica Corp.	751,263	0.3

22,833	@	PSS World Medical, Inc.	479,265	0.2

12,983	@,L	Questcor Pharmaceuticals, Inc.	691,215	0.2

15,123	@	Salix Pharmaceuticals Ltd.	823,296	0.3

67,300	@,L	Spectrum Pharmaceuticals, Inc.	1,047,188	0.4

27,494		Universal Health Services, Inc.	1,186,641	0.4

46,230	@	Viropharma, Inc.	1,095,651	0.4

			30,959,368	11.3

		Industrials: 16.3%
89,225		Actuant Corp.	2,423,351	0.9

30,524	@	Allegiant Travel Co.	2,126,912	0.8

9,363		American Science & Engineering, Inc.	528,541	0.2

18,200		Applied Industrial Technologies, Inc.	670,670	0.2

10,618		AZZ, Inc.	650,459	0.2

68,703		Barnes Group, Inc.	1,668,796	0.6

20,600		Belden CDT, Inc.	687,010	0.3

58,648		Brady Corp.	1,613,407	0.6

12,627		Cascade Corp.	594,100	0.2

34,275		Ceradyne, Inc.	879,154	0.3

21,010	@	Clean Harbors, Inc.	1,185,384	0.4

15,968	@	Consolidated Graphics, Inc.	463,871	0.2

19,465		Cubic Corp.	935,877	0.3

12,258		EMCOR Group, Inc.	341,018	0.1

23,837	@	Encore Capital Group, Inc.	706,052	0.3

19,676		Encore Wire Corp.	526,923	0.2

51,232	@	EnerSys	1,796,706	0.7

33,218	@	EnPro Industries, Inc.	1,241,357	0.5

9,616	@	Exponent, Inc.	508,013	0.2

24,848		Forward Air Corp.	801,845	0.3

17,486		Franklin Electric Co., Inc.	894,059	0.3

13,128		G&K Services, Inc.	409,462	0.1

66,709		Heartland Express, Inc.	954,606	0.3

48,237	@	HUB Group, Inc.	1,746,179	0.6

27,545		Kelly Services, Inc.	355,606	0.1

5,399		Lindsay Manufacturing Co.	350,395	0.1

24,801	@	Moog, Inc.	1,025,521	0.4

6,075		Mueller Industries, Inc.	258,734	0.1

88,375	@	Orbital Sciences Corp.	1,141,805	0.4

See Accompanying Notes to Financial Statements

11

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

25,759	@	Portfolio Recovery Associates, Inc.	2,350,766	0.9

11,556		Standex International Corp.	491,939	0.2

50,831	@	SYKES Enterprises, Inc.	811,263	0.3

39,993	@	Teledyne Technologies, Inc.	2,465,569	0.9

66,655	@	Tetra Tech, Inc.	1,738,362	0.6

36,060		Toro Co.	2,642,838	1.0

49,327	@	TrueBlue, Inc.	763,582	0.3

13,769		Unifirst Corp.	877,774	0.3

42,417		United Stationers, Inc.	1,143,138	0.4

23,086		Universal Forest Products, Inc.	899,892	0.3

42,754		Waste Connections, Inc.	1,279,200	0.5

58,698		Watts Water Technologies, Inc.	1,956,991	0.7

			44,907,127	16.3

		Information Technology: 19.1%
85,362	@	Advanced Energy Industries, Inc.	1,145,558	0.4

99,861	@	Arris Group, Inc.	1,389,067	0.5

45,182	@	Avid Technology, Inc.	335,702	0.1

57,597	@	Benchmark Electronics, Inc.	803,478	0.3

16,455		Black Box Corp.	472,258	0.2

40,338		Blackbaud, Inc.	1,035,476	0.4

70,875		Brooks Automation, Inc.	669,060	0.2

35,413		Cabot Microelectronics Corp.	1,034,414	0.4

43,207	@	CACI International, Inc.	2,377,249	0.9

71,435	@	Cardtronics, Inc.	2,158,051	0.8

7,814	@	Commvault Systems, Inc.	387,340	0.1

31,473		Comtech Telecommunications	899,498	0.3

4,558	@	Concur Technologies, Inc.	310,400	0.1

36,621	@	CSG Systems International	632,811	0.2

17,534	@	Cymer, Inc.	1,033,629	0.4

23,725	@	DealerTrack Holdings, Inc.	714,360	0.3

86,993	@	Digital River, Inc.	1,445,824	0.5

128,804	@	Entropic Communications, Inc.	726,455	0.3

5,979		FEI Co.	286,035	0.1

15,078		Forrester Research, Inc.	510,541	0.2

110,322	@	GT Advanced Technologies, Inc.	582,500	0.2

172,942	@	Harmonic, Inc.	736,733	0.3

59,088		Heartland Payment Systems, Inc.	1,777,367	0.6

25,517	@	iGate Corp.	434,299	0.1

48,337	@	Insight Enterprises, Inc.	813,512	0.3

243,207	@	Integrated Device Technology, Inc.	1,366,823	0.5

17,137	@	Interactive Intelligence Group	483,435	0.2

77,073	@	Intermec, Inc.	477,853	0.2

64,435	@	JDA Software Group, Inc.	1,913,075	0.7

85,375	@	Kulicke & Soffa Industries, Inc.	761,545	0.3

23,448		Littelfuse, Inc.	1,333,957	0.5

29,308	@	Manhattan Associates, Inc.	1,339,669	0.5

37,423		MAXIMUS, Inc.	1,936,640	0.7

28,495	@	Mercury Computer Systems, Inc.	368,440	0.1

62,705		MKS Instruments, Inc.	1,814,056	0.7

59,052	@	Monolithic Power Systems, Inc.	1,173,363	0.4

29,995	@	Monotype Imaging Holdings, Inc.	503,016	0.2

41,221	@	Nanometrics, Inc.	633,155	0.2

50,768		National Instruments Corp.	1,363,628	0.5

55,890	@	Netgear, Inc.	1,928,764	0.7

61,627	@	Netscout Systems, Inc.	1,330,527	0.5

23,221	@	Oplink Communications, Inc.	314,180	0.1

47,397	@	Plexus Corp.	1,336,595	0.5

49,228	@	Polycom, Inc.	517,879	0.2

7,952		Power Integrations, Inc.	296,610	0.1

67,877	@	Progress Software Corp.	1,416,593	0.5

43,298	@,L	Rudolph Technologies, Inc.	377,559	0.1

16,201	@	Scansource, Inc.	496,399	0.2

28,123	@	Standard Microsystems Corp.	1,037,457	0.4

49,021	@	SYNNEX Corp.	1,690,734	0.6

32,518	@	TeleTech Holdings, Inc.	520,288	0.2

31,090	@	Ultratech, Inc.	979,335	0.3

117,846		United Online, Inc.	497,310	0.2

49,071	@	Vasco Data Security Intl.	401,401	0.1

68,661	@	Websense, Inc.	1,286,021	0.5

			52,607,924	19.1

		Materials: 5.9%
24,386		A Schulman, Inc.	484,062	0.2

70,520		Buckeye Technologies, Inc.	2,009,115	0.7

88,373		Commercial Metals Co.	1,117,035	0.4

18,000		Haynes International, Inc.	916,920	0.3

71,384		HB Fuller Co.	2,191,489	0.8

152,511		Hecla Mining Co.	724,427	0.3

15,973		Kaiser Aluminum Corp.	828,040	0.3

52,737	@	KapStone Paper and Packaging Corp.	835,881	0.3

35,638	@	Kraton Performance Polymers, Inc.	780,828	0.3

32,682	@	LSB Industries, Inc.	1,010,201	0.4

36,062		Materion Corp.	830,508	0.3

31,023		Myers Industries, Inc.	532,355	0.2

18,240		Neenah Paper, Inc.	486,826	0.2

14,129		Quaker Chemical Corp.	652,901	0.2

14,230		Schweitzer-Mauduit International, Inc.	969,632	0.3

6,590		Stepan Co.	620,646	0.2

22,112		Tredegar Corp.	321,951	0.1

52,788		Worthington Industries	1,080,570	0.4

			16,393,387	5.9

		Telecommunication Services: 0.3%
28,695	@	Neutral Tandem, Inc.	378,200	0.1

20,879		NTELOS Holdings Corp.	393,569	0.2

			771,769	0.3

		Utilities: 3.2%
27,452		American States Water Co.	1,086,550	0.4

See Accompanying Notes to Financial Statements

12

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

11,610	CH Energy Group, Inc.	762,661	0.3

27,439	Cleco Corp.	1,147,773	0.4

60,878	El Paso Electric Co.	2,018,715	0.7

24,914	Laclede Group, Inc.	991,826	0.4

23,676	Northwest Natural Gas Co.	1,126,978	0.4

36,983	NorthWestern Corp.	1,357,276	0.5

6,422	Southwest Gas Corp.	280,320	0.1

		8,772,099	3.2

	Total Common Stock
	(Cost $271,332,973)	270,695,100	98.5

RIGHTS: –%
	Materials: –%
15,300	@ Gerber Scientific	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $271,332,973)	270,695,100	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Securities Lending Collateralcc(1): 4.4%
2,880,178	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,880,223, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,937,782, due 05/01/32-06/01/42)	2,880,178	1.0

2,880,178	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,880,225, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,937,782, due 07/01/42-02/20/61)	2,880,178	1.0

2,880,178	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,880,221, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,937,782, due 04/01/24-06/01/42)	2,880,178	1.1

2,880,178	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,880,237, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,937,782, due 10/01/14-02/25/44)	2,880,178	1.1

606,351	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $606,361, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $618,478, due 07/01/21-04/01/42)	606,351	0.2

		12,127,063	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,415,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,415,000)	2,415,000	0.9

	Total Short-Term Investments
	(Cost $14,542,063)	14,542,063	5.3

	Total Investments in Securities
	(Cost $285,875,036)	$ 285,237,163	103.8
	Liabilities in Excess of Other Assets	(10,573,505)	(3.8)

	Net Assets	$ 274,663,658	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $288,327,662.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,394,966
Gross Unrealized Depreciation	(17,485,465)

Net Unrealized Depreciation	$(3,090,499)

See Accompanying Notes to Financial Statements

13

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$270,695,100	$–	$–	$270,695,100
Rights	–	–	–	–
Short-Term Investments	2,415,000	12,127,063	–	14,542,063

Total Investments, at fair value	$273,110,100	$12,127,063	$–	$285,237,163

Other Financial Instruments+
Futures	81,453	–	–	81,453

Total Assets	$273,191,553	$12,127,063	$–	$285,318,616

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Russell 2000® Mini Index	34	09/21/12	$2,704,360	$81,453

			$2,704,360	$81,453

A Summary of derivate instruments by primary risk exposure is outlined in the following tables.

The fair value of derivate instruments as of June 30, 2012 was as follows:

Derivates not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation*	$81,453

Total Asset Derivatives		$81,453

* Includes cumulative appreciation/depreciation of futures contracts as reported in the following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

14

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivate instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$664,131

Total	$664,131

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$19,520

Total	$19,520

See Accompanying Notes to Financial Statements

15

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 4.5%
47,075	@	Amazon.com, Inc.	10,749,576	3.1

12,700		New Oriental Education & Technology Group ADR	311,150	0.1

6,910	@	Priceline.com, Inc.	4,591,833	1.3

			15,652,559	4 .5

		Health Care: 0.5%
11,166	@	Biogen Idec, Inc.	1,612,147	0 .5

		Information Technology: 92.6%
60,500		Accenture PLC	3,635,445	1.1

188,100	@	ACI Worldwide, Inc.	8,315,901	2.4

40,500	@	Alliance Data Systems Corp.	5,467,500	1.6

183,971		Altera Corp.	6,225,579	1.8

63,600		Amphenol Corp.	3,492,912	1.0

73,178	@	Apple, Inc.	42,735,952	12.3

67,092		ASML Holding NV	3,445,591	1.0

97,300	@	Autodesk, Inc.	3,404,527	1.0

125,449		Automatic Data Processing, Inc.	6,982,491	2.0

199,499		Avago Technologies Ltd.	7,162,014	2.1

110,500	@	Avnet, Inc.	3,410,030	1.0

2,850	@	Baidu.com ADR	327,693	0.1

272,900		Broadcom Corp.	9,224,020	2.7

461,926		Cisco Systems, Inc.	7,931,269	2.3

65,009	@	Citrix Systems, Inc.	5,456,855	1.6

110,050	@	Cognizant Technology Solutions Corp.	6,603,000	1.9

140,726	@	Commvault Systems, Inc.	6,975,788	2.0

51,910	@	Concur Technologies, Inc.	3,535,071	1.0

275,800	@	eBay, Inc.	11,586,358	3.3

14,101	@	EMC Corp.	361,409	0.1

262,356	@	Fairchild Semiconductor International, Inc.	3,699,220	1.1

105,400		Fidelity National Information Services, Inc.	3,592,032	1.0

103,200	@	Fiserv, Inc.	7,453,104	2.2

48,452	@	Fortinet, Inc.	1,125,055	0.3

8,960	@	Google, Inc. - Class A	5,197,427	1.5

92,153		International Business Machines Corp.	18,023,284	5.2

239,096		Infineon Technologies AG	1,618,255	0.5

256,800		Intel Corp.	6,843,720	2.0

59,500		Intuit, Inc.	3,531,325	1.0

256,237		Jabil Circuit, Inc.	5,209,298	1.5

59,869		Jack Henry & Associates, Inc.	2,066,678	0.6

112,670		KLA-Tencor Corp.	5,548,998	1.6

90,445	@	Lam Research Corp.	3,413,394	1.0

173,059		Linear Technology Corp.	5,421,938	1.6

16,900		Mastercard, Inc.	7,268,859	2.1

206,100		Maxim Integrated Products	5,284,404	1.5

8,085		Mercadolibre, Inc.	612,843	0.2

131,156	@	Micros Systems, Inc.	6,715,187	1.9

116,083		Microsoft Corp.	3,550,979	1.0

19,393	@	MicroStrategy, Inc.	2,518,375	0.7

216,900	@	NetApp, Inc.	6,901,758	2.0

8,170	@	NXP Semiconductor NV	189,953	0.1

215,600		Paychex, Inc.	6,771,996	2.0

244,424	@	Polycom, Inc.	2,571,341	0.7

7,758	@	QLIK Technologies, Inc.	171,607	0.0

233,434		Qualcomm, Inc.	12,997,605	3.8

7,100	@	Rackspace Hosting, Inc.	311,974	0.1

78,253	@	Red Hat, Inc.	4,419,729	1.3

2,700	@	Salesforce.com, Inc.	373,302	0.1

1,825		Samsung Electronics Co., Ltd.	1,932,652	0.5

98,000	@	ServiceNow, Inc.	2,410,800	0.7

19,143	@	Skyworks Solutions, Inc.	523,944	0.2

49,178	@	SolarWinds, Inc.	2,142,194	0.6

5,400	@	TE Connectivity Ltd.	172,314	0.0

72,300		Tencent Holdings Ltd.	2,135,112	0.6

48,908	@	Teradata Corp.	3,521,865	1.0

233,500		Texas Instruments, Inc.	6,699,115	1.9

65,349	@	TIBCO Software, Inc.	1,955,242	0.6

61,300		Visa, Inc.	7,578,519	2.2

3,819	@	VMware, Inc.	347,682	0.1

183,929	@	Web.com Group, Inc.	3,369,579	1.0

150,843		Western Union Co.	2,540,196	0.7

160,000		Xilinx, Inc.	5,371,200	1.6

			320,383,459	92.6

	Total Common Stock
	(Cost $316,445,001)		337,648,165	97.6

SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
10,325,012		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,325,012)	10,325,012	3 .0

	Total Short-Term Investments
	(Cost $10,325,012)		10,325,012	3 .0

	Total Investments in Securities
	(Cost $326,770,013)		$347,973,177	100.6
	Liabilities in Excess of Other Assets		(1,916,239)	(0.6)

	Net Assets		$346,056,938	100.0

@	Non-income producing security

ADR  American Depositary Receipt

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $331,101,286.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,392,504
Gross Unrealized Depreciation	(10,520,613)

Net Unrealized Appreciation	$16,871,891

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$15,652,559	$–	$–	$15,652,559
Health Care	1,612,147	–	–	1,612,147
Information Technology	311,251,849	9,131,610	–	320,383,459

Total Common Stock	328,516,555	9,131,610	–	337,648,165

Short-Term Investments	10,325,012	–	–	10,325,012

Total Investments, at fair value	$338,841,567	$9,131,610	$–	$347,973,177

Other Financial Instruments+
Forward Foreign Currency Contracts	–	185,460	–	185,460

Total Assets	$338,841,567	$9,317,070	$–	$348,158,637

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(54,139)	$–	$(54,139)

Total Liabilities	$–	$(54,139)	$–	$(54,139)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Hong Kong Sar Dollar	2,570,000	Buy	07/18/12	$331,276	$331,293	$17
Citigroup, Inc.	EU Euro	644,000	Buy	07/18/12	822,916	815,101	(7,815)
Deutsche Bank AG	Japanese Yen	45,000,000	Buy	07/18/12	555,753	563,107	7,354
Deutsche Bank AG	EU Euro	883,000	Buy	07/18/12	1,103,321	1,117,600	14,279

							$13,835

Citigroup, Inc.	EU Euro	968,000	Sell	07/18/12	$1,225,902	$1,225,183	$719
Citigroup, Inc.	Japanese Yen	45,000,000	Sell	07/18/12	546,521	563,107	(16,586)
Citigroup, Inc.	EU Euro	2,468,000	Sell	07/18/12	3,286,801	3,123,710	163,091
Royal Bank of Scotland Group PLC	Hong Kong Sar Dollar	15,803,000	Sell	07/18/12	2,036,091	2,037,135	(1,044)
UBS AG	EU Euro	1,638,000	Sell	07/18/12	2,044,498	2,073,192	(28,694)

							$117,486

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$185,460

Total Asset Derivatives		$185,460

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$54,139

Total Liability Derivatives		$54,139

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$25,125

Total	$25,125

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$(135,584)

Total	$(135,584)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

ING SMALL COMPANY PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.9%
		Consumer Discretionary: 15.5%
122,044		Arbitron, Inc.	4,271,540	0.7

97,800	@	Ascena Retail Group, Inc.	1,821,036	0.3

74,500	@	Bally Technologies, Inc.	3,476,170	0.6

111,800	@	Childrens Place Retail Stores, Inc.	5,570,994	1.0

190,964	@	Collective Brands, Inc.	4,090,449	0.7

249,600		Cooper Tire & Rubber Co.	4,377,984	0.7

266,600	@	Express, Inc.	4,844,122	0.8

228,000		Finish Line	4,767,480	0.8

87,062		Gildan Activewear, Inc.	2,395,946	0.4

26,500	@	Hibbett Sporting Goods, Inc.	1,529,315	0.3

146,300	@	Jack in the Box, Inc.	4,078,844	0.7

294,539	@	La-Z-Boy, Inc.	3,619,884	0.6

145,757	@	Life Time Fitness, Inc.	6,779,158	1.2

108,300		Monro Muffler, Inc.	3,599,892	0.6

481,905	@	OfficeMax, Inc.	2,438,439	0.4

350,218	@	Orient-Express Hotels Ltd.	2,931,325	0.5

79,931	@	Papa John’s International, Inc.	3,802,318	0.7

78,946		Pool Corp.	3,194,155	0.5

148,600		Regis Corp.	2,668,856	0.5

436,923	@	Ruby Tuesday, Inc.	2,975,446	0.5

198,000	@	Sally Beauty Holdings, Inc.	5,096,520	0.9

157,159	@	Sonic Corp.	1,574,733	0.3

68,800	L	Sturm Ruger & Co., Inc.	2,762,320	0.5

206,700	@	Wet Seal, Inc.	653,172	0.1

108,300		Wolverine World Wide, Inc.	4,199,874	0.7

56,901		Wyndham Worldwide Corp.	3,000,959	0.5

			90,520,931	15.5

		Consumer Staples: 1.5%
62,700		Casey’s General Stores, Inc.	3,698,673	0.6

129,350		Flowers Foods, Inc.	3,004,800	0.5

49,800		Sanderson Farms, Inc.	2,281,836	0.4

			8,985,309	1.5

		Energy: 5.7%
252,300	@	Bill Barrett Corp.	5,404,266	0.9

212,915	@	Carrizo Oil & Gas, Inc.	5,005,632	0.9

73,700	@	Dril-Quip, Inc.	4,833,983	0.8

181,763	@	Energy Partners Ltd.	3,071,795	0.5

334,251	@	Key Energy Services, Inc.	2,540,307	0.4

150,698	@	McMoRan Exploration Co.	1,909,344	0.3

218,700	L	Nordic American Tanker Shipping	2,967,759	0.5

572,192	@	Petroquest Energy, Inc.	2,860,960	0.5

133,300	@	Unit Corp.	4,917,437	0.9

			33,511,483	5.7

		Financials: 21.1%
43,900	@	Affiliated Managers Group, Inc.	4,804,855	0.8

70,800		American Campus Communities, Inc.	3,184,584	0.5

309,800		Capitol Federal Financial, Inc.	3,680,424	0.6

100,920		Cash America International, Inc.	4,444,517	0.8

157,200	@	Citizens Republic Bancorp, Inc.	2,692,836	0.5

128,463		Columbia Banking System, Inc.	2,417,674	0.4

353,682		CubeSmart	4,127,469	0.7

839,250		DCT Industrial Trust, Inc.	5,287,275	0.9

99,311		Entertainment Properties Trust	4,082,675	0.7

263,300	@	EverBank Financial Corp.	2,862,071	0.5

123,500		First American Financial Corp.	2,094,560	0.4

248,200		First Horizon National Corp.	2,146,930	0.4

249,500		FirstMerit Corp.	4,121,740	0.7

133,750	@,L	Green Dot Corp.	2,958,550	0.5

76,941		IBERIABANK Corp.	3,881,673	0.7

38,800		Jones Lang LaSalle, Inc.	2,730,356	0.5

296,700	@	Knight Capital Group, Inc.	3,542,598	0.6

215,358		LaSalle Hotel Properties	6,275,532	1.1

55,700		LTC Properties, Inc.	2,020,796	0.3

142,072		National Retail Properties, Inc.	4,019,217	0.7

166,358	@,L	Nationstar Mortgage Holdings, Inc.	3,580,024	0.6

61,750	@	Piper Jaffray Cos.	1,446,802	0.2

231,772		Primerica, Inc.	6,195,266	1.1

58,118		ProAssurance Corp.	5,177,733	0.9

110,118		Prosperity Bancshares, Inc.	4,628,260	0.8

224,128		Provident Financial Services, Inc.	3,440,365	0.6

149,900		Redwood Trust, Inc.	1,870,752	0.3

167,700		Selective Insurance Group	2,919,657	0.5

66,733	@	Signature Bank	4,068,711	0.7

207,400		Starwood Property Trust, Inc.	4,419,694	0.7

531,300		Susquehanna Bancshares, Inc.	5,472,390	0.9

67,400	@	SVB Financial Group	3,957,728	0.7

125,555		Wintrust Financial Corp.	4,457,202	0.8

			123,010,916	21.1

		Health Care: 10.7%
75,991	@	Acorda Therapeutics, Inc.	1,790,348	0.3

110,345	@	Align Technology, Inc.	3,692,144	0.6

125,149	@	Amsurg Corp.	3,751,967	0.6

86,200	@	Centene Corp.	2,599,792	0.4

80,000	@	Cubist Pharmaceuticals, Inc.	3,032,800	0.5

65,700	@	Haemonetics Corp.	4,869,027	0.8

ING SMALL COMPANY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

292,037	@	Healthsouth Corp.	6,792,781	1.2

141,200	@	Impax Laboratories, Inc.	2,862,124	0.5

39,200	@,L	Incyte Corp., Ltd.	889,840	0.2

165,400	@	Masimo Corp.	3,701,652	0.6

109,540	@	Medicines Co.	2,512,847	0.4

60,100	@	Mednax, Inc.	4,119,254	0.7

326,352	@,L	Nektar Therapeutics	2,633,661	0.5

17,743	@	Onyx Pharmaceuticals, Inc.	1,179,022	0.2

142,136		Owens & Minor, Inc.	4,353,626	0.7

108,023	@	PSS World Medical, Inc.	2,267,403	0.4

16,700	@	Salix Pharmaceuticals Ltd.	909,148	0.2

103,280		Steris Corp.	3,239,893	0.6

97,000	@	Thoratec Corp.	3,257,260	0.6

94,947		Universal Health Services, Inc.	4,097,912	0.7

			62,552,501	10.7

		Industrials: 18.4%
220,785		Actuant Corp.	5,996,521	1.0

111,700		Acuity Brands, Inc.	5,686,647	1.0

37,060	@	Allegiant Travel Co.	2,582,341	0.4

122,319	@	Atlas Air Worldwide Holdings, Inc.	5,322,100	0.9

214,800		Barnes Group, Inc.	5,217,492	0.9

166,700		Brady Corp.	4,585,917	0.8

55,578	@	Clean Harbors, Inc.	3,135,711	0.5

469,400	@	Diana Shipping, Inc.	3,651,932	0.6

99,169	@	Encore Capital Group, Inc.	2,937,386	0.5

111,200	@	FTI Consulting, Inc.	3,197,000	0.6

354,100		Heartland Express, Inc.	5,067,171	0.9

157,596	@	HUB Group, Inc.	5,704,975	1.0

27,142	@	Kirby Corp.	1,277,845	0.2

172,917	@	Mobile Mini, Inc.	2,490,005	0.4

384,100	@	Orbital Sciences Corp.	4,962,572	0.9

89,117		Regal-Beloit Corp.	5,548,424	1.0

80,900	@	Teledyne Technologies, Inc.	4,987,485	0.9

141,369	@	Tetra Tech, Inc.	3,686,903	0.6

71,800		Toro Co.	5,262,222	0.9

130,020	@	TrueBlue, Inc.	2,012,710	0.3

109,500		Universal Forest Products, Inc.	4,268,310	0.7

169,839		Waste Connections, Inc.	5,081,583	0.9

52,900		Watsco, Inc.	3,904,020	0.7

194,513		Watts Water Technologies, Inc.	6,485,063	1.1

108,700		Woodward Governor Co.	4,287,128	0.7

			107,339,463	18.4

		Information Technology: 16.5%
183,000	@,L	Acme Packet, Inc.	3,412,950	0.6

160,200		Adtran, Inc.	4,836,438	0.8

266,729	@	Advanced Energy Industries, Inc.	3,579,503	0.6

70,643	@	Ansys, Inc.	4,458,280	0.8

45,300	@	Ariba, Inc.	2,027,628	0.4

254,827	@	Arris Group, Inc.	3,544,644	0.6

324,200	@,L	Aruba Networks, Inc.	4,879,210	0.8

201,559	@,L	Bankrate, Inc.	3,706,670	0.6

44,000	@	CACI International, Inc.	2,420,880	0.4

182,700	@	Cardtronics, Inc.	5,519,367	0.9

15,600	@	Commvault Systems, Inc.	773,292	0.1

11,519		FEI Co.	551,069	0.1

366,800	@	Formfactor, Inc.	2,373,196	0.4

378,073	@	Integrated Device Technology, Inc.	2,124,770	0.4

126,800	@	Intermec, Inc.	786,160	0.1

253,414	@,L	Logitech International S.A.	2,703,927	0.5

98,389	@	Micros Systems, Inc.	5,037,517	0.9

234,640	@	Microsemi Corp.	4,338,494	0.7

171,922		MKS Instruments, Inc.	4,973,703	0.9

242,800	@	Parametric Technology Corp.	5,089,088	0.9

164,360	@	Plexus Corp.	4,634,952	0.8

316,700	@	Polycom, Inc.	3,331,684	0.6

93,600		Power Integrations, Inc.	3,491,280	0.6

252,700	@	Progress Software Corp.	5,273,849	0.9

201,300	@	QLIK Technologies, Inc.	4,452,756	0.8

128,400	@	QLogic Corp.	1,757,796	0.3

267,200	@	Riverbed Technolgoy, Inc.	4,315,280	0.7

59,487	@	Synaptics, Inc.	1,703,113	0.3

			96,097,496	16.5

		Materials: 5.4%
156,400		Buckeye Technologies, Inc.	4,455,836	0.8

317,200		Commercial Metals Co.	4,009,408	0.7

183,700		HB Fuller Co.	5,639,590	1.0

66,632		Minerals Technologies, Inc.	4,249,789	0.7

1,062,100	@,L	Thompson Creek Metals Co., Inc.	3,388,099	0.6

280,428		Worthington Industries	5,740,361	1.0

279,497		Zep, Inc.	3,837,494	0.6

			31,320,577	5.4

		Telecommunication Services: 0.1%
77,717		Alaska Communications Systems Group, Inc.	163,206	0.0

34,666		Lumos Networks Corp.	327,593	0.1

11,766		NTELOS Holdings Corp.	221,789	0.0

			712,588	0.1

		Utilities: 3.0%
123,800		Cleco Corp.	5,178,554	0.9

145,097		El Paso Electric Co.	4,811,417	0.8

91,800		Idacorp, Inc.	3,862,944	0.7

125,185		Portland General Electric Co.	3,337,432	0.6

			17,190,347	3.0

	Total Common Stock
	(Cost $519,981,717)		571,241,611	97.9

ING SMALL COMPANY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

EXCHANGE-TRADED FUNDS: 0.2%
14,700	iShares Russell 2000 Index Fund	1,170,855	0 .2

	Total Exchange-Traded Funds (Cost $1,122,832)	1,170,855	0 .2

	Total Long-Term Investments (Cost $521,104,549)	572,412,466	98.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.0%
		Securities Lending Collateralcc(1) : 3.2%
4,455,007	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $4,455,077, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $4,544,107, due 05/01/32-06/01/42)	4,455,007	0.8

4,455,007	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $4,455,080, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,544,107, due 07/01/42-02/20/61)	4,455,007	0.8

4,455,007	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $4,455,073, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $4,544,107, due 04/01/24-06/01/42)	4,455,007	0.8

4,455,007	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $4,455,099, collateralized by various U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $4,544,107, due 10/01/14-02/25/44)	4,455,007	0.7

937,894	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $937,909, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $956,652, due 07/01/21-04/01/42)	937,894	0.1

		18,757,922	3 .2
Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.8%
10,506,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,506,000)	10,506,000	1 .8

	Total Short-Term Investments (Cost $29,263,922)	29,263,922	5 .0

	Total Investments in Securities (Cost $550,368,471)	$ 601,676,388	103.1
	Liabilities in Excess of Other Assets	(17,933,523)	(3.1)

	Net Assets	$ 583,742,865	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING SMALL COMPANY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $559,753,406.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$82,948,616
Gross Unrealized Depreciation	(41,025,634)

Net Unrealized Appreciation	$41,922,982

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$571,241,611	$–	$–	$571,241,611
Exchange-Traded Funds	1,170,855	–	–	1,170,855
Short-Term Investments	10,506,000	18,757,922	–	29,263,922

Total Investments, at fair value	$582,918,466	$18,757,922	$–	$601,676,388

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 4, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:    September 4, 2012